As filed with the Securities and Exchange Commission on April 26, 2013

  File No. 333-112892
  File No. 811-8108

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

  REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  ☐

  PRE-EFFECTIVE AMENDMENT NO.  ☐

  POST-EFFECTIVE AMENDMENT NO. 16  ☒

and/or
  REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  ☐

  Amendment No. 201  ☒

Protective Variable Annuity
Separate Account

(Exact Name of Registrant)

Protective Life Insurance Company

(Name of Depositor)

2801 Highway 280 South

Birmingham, Alabama 35223

(Address of Depositor's Principal Executive Offices)

(205) 268-1000

Depositor's Telephone Number, including Area Code

MAX BERUEFFY, Esquire

Protective Life Insurance Company

2801 Highway 280 South

Birmingham, Alabama 35223

(Name and Address of Agent for Services)

Copy to:

STEPHEN E. ROTH, Esquire

Sutherland Asbill & Brennan LLP

700 Sixth Street, N.W., Suite 700

Washington, DC 20001-3980

(202) 383-0158

It is proposed that this filing will become effective (check appropriate box):

☐  immediately upon filing pursuant to paragraph (b) of Rule 485;

☒  on May 1, 2013 pursuant to paragraph (b) of Rule 485;

☐  60 days after filing pursuant to paragraph (a) of Rule 485;

☐  on May 1, 2013 pursuant to paragraph a(1) of Rule 485;

Title of Securities Being Registered: Interests in a separate account issued through variable annuity contracts.

PART A

INFORMATION REQUIRED TO BE IN THE PROSPECTUS

Protective Life Insurance Company Protective Variable Annuity Separate Account P.O. Box 10648 Birmingham, Alabama 35202-0648 Telephone: 1-800-456-6330 www.protective.com

This Prospectus describes the Protective Values® Variable Annuity Contract, a group and individual flexible premium deferred variable and fixed annuity contract offered by Protective Life Insurance Company. The Contract is designed for investors who desire to accumulate capital on a tax deferred basis for retirement or other long term investment purpose. It may be purchased on a non-qualified basis or for use with certain qualified retirement plans.

You generally may allocate your investment in the Contract among the Guaranteed Account (if it is available when you purchase your Contract) and the Sub-Accounts of the Protective Variable Annuity Separate Account. If you purchase the SecurePay rider, your options for allocating Purchase Payments and Contract Value will be restricted. (See "Guaranteed Lifetime Withdrawal Benefit ("SecurePay") With RightTime® Option.") The Sub-Accounts invest in the following Funds:

American Funds Insurance Series

Asset Allocation Fund-SC

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. American Franchise Fund, Series II (formerly Invesco Van Kampen V.I. American Franchise Fund, Series II)*

Invesco V.I. American Value Fund, Series II (formerly Invesco Van Kampen V.I. American Value Fund, Series II)

Invesco V.I. Balanced Risk Allocation Fund, Series II***

Invesco V.I. Comstock Fund, Series II (formerly Invesco Van Kampen V.I. Comstock Fund, Series II)

Invesco V.I. Equity and Income Fund, Series II (formerly Invesco Van Kampen V.I. Equity and Income Fund, Series II)

Invesco V.I. Government Securities Fund, Series II

Invesco V.I. Growth and Income Fund, Series II (formerly Invesco Van Kampen V.I. Growth and Income Fund, Series II)

Invesco V.I. International Growth Fund, Series II*

Invesco V.I. Mid Cap Growth Fund, Series II (formerly Invesco Van Kampen V.I. Mid Cap Growth Fund, Series II)

Fidelity® Variable Insurance Products

VIP Contrafund® Portfolio-SC2

VIP Equity-Income Portfolio-SC2*

VIP Freedom Fund, 2015 Maturity-SC2*

VIP Freedom Fund, 2020 Maturity-SC2*

VIP Growth Portfolio-SC2*

VIP Index 500-SC2

VIP Investment Grade Bond Portfolio-SC2

VIP MidCap Portfolio-SC2

Franklin Templeton Variable Insurance Products Trust

Franklin Flex Cap Growth Securities Fund, Class 2

Franklin Income Securities Fund, Class 2

Franklin Rising Dividends Securities Fund, Class 2

Franklin Small-Mid Cap Growth Securities Fund, Class 2

Franklin Small Cap Value Securities Fund, Class 2

Franklin U.S. Government Fund, Class 2

Mutual Shares Securities Fund, Class 2

Templeton Foreign Securities Fund, Class 2

Templeton Global Bond Securities Fund, Class 2

Templeton Growth Securities Fund, Class 2

Goldman Sachs Variable Insurance Trust**

Strategic Growth Fund, Service Class

Large Cap Value Fund, Service Class

Growth Opportunities Fund, Service Class

MidCap Value Fund, Service Class

Strategic International Equity Fund, Service Class

Structured Small Cap Equity Fund, Service Class*

Structured U.S. Equity Fund, Service Class*

Legg Mason Partners Variable Equity Trust

ClearBridge Variable Mid Cap Core Portfolio, Class II (formerly Legg Mason ClearBridge Variable Mid Cap Core Portfolio, Class II)

ClearBridge Variable Small Cap Growth Portfolio, Class II (formerly Legg Mason ClearBridge Variable Small Cap Growth Portfolio, Class II)

Lord Abbett Series Fund, Inc.

Fundamental Equity Portfolio, Value Class

Calibrated Dividend Growth Portfolio, Value Class (formerly Capital Structure Portfolio, Value Class)

Bond-Debenture Portfolio, Value Class

Growth and Income Portfolio, Value Class

Growth Opportunities Portfolio, Value Class

International Opportunities Portfolio, Value Class

Classic Stock Portfolio, Value Class

Mid-Cap Stock Portfolio, Value Class (formerly Mid-Cap Value Portfolio)

MFS® Variable Insurance TrustSM

MFS Growth Series-SS

MFS Investors Growth Stock Series-SS

MFS Investors Trust Series-SS

MFS New Discovery Series-SS

MFS Research Bond Series-SS

MFS Research Series-SS

MFS Total Return Series-SS

MFS Utilities Series-SS

MFS Value Series-SS

Oppenheimer Variable Account Funds

Capital Appreciation Fund/VA-SS

Discovery Mid Cap Growth Fund/VA-SS (formerly Small- & Mid-Cap Growth Fund/VA-SS)*

Global Fund/VA-SS (formerly Global Securities Fund/VA-SS)

Main Street Fund/VA-SS

Money Fund/VA

Global Strategic Income Fund/VA SS

PIMCO Variable Insurance Trust

Long-Term US Government Portfolio, Advisor Class

Low Duration Portfolio, Advisor Class

Real Return Portfolio, Advisor Class

Short-Term Portfolio, Advisor Class

Total Return Portfolio, Advisor Class

Royce Capital Fund

Micro-Cap Fund, Service Class

Small-Cap Fund, Service Class

The Universal Institutional Funds, Inc.

Global Real Estate Portfolio Class II

*  Not available for Contracts purchased on or after November 2, 2009.

**  Sub-Accounts investing in Institutional Class shares of the Funds of the Goldman Sachs Variable Insurance Trust are available to Contracts issued before May 1, 2008.

***  Not available for Contracts purchased on or after May 1, 2011.

The value of your Contract that is allocated to the Sub-Accounts will vary according to the investment performance of the Funds in which the selected Sub-Accounts are invested. You bear the investment risk on amounts you allocate to the Sub-Accounts.

This Prospectus sets forth basic information about the Contract and the Variable Account that a prospective investor should know before investing. The Statement of Additional Information, which has been filed with the Securities and Exchange Commission, contains additional information about the Contract and the Variable Account. The Statement of Additional Information is dated the same date as this Prospectus and is incorporated herein by reference. The Table of Contents for the Statement of Additional Information is on the last page of this Prospectus. You may obtain a copy of the Statement of Additional Information free of charge by writing or calling Protective Life at the address or telephone number shown above. You may also obtain an electronic copy of the Statement of Additional Information, as well as other material that we file electronically and certain material incorporated by reference, at the SEC web site (http://www.sec.gov).

Please read this prospectus carefully. Investors should keep a copy for future reference.

The Protective Values Variable Annuity Contract is not a deposit or obligation of, or guaranteed by, any bank or financial institution. It is not insured by the Federal Deposit Insurance Corporation or any other government agency, and it is subject to investment risk, including the possible loss of principal.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The date of this Prospectus is May 1, 2013

PRO.VALUES.0513

Death of Annuitant or Owner After Annuity Commencement Date	81
YIELDS AND TOTAL RETURNS	81
Yields	81
Total Returns	82
Standardized Average Annual Total Returns	82
Non-Standard Average Annual Total Returns	82
Performance Comparisons	83
Other Matters	83
FEDERAL TAX MATTERS	83
Introduction	83
The Company's Tax Status	84
TAXATION OF ANNUITIES IN GENERAL	84
Tax Deferral During Accumulation Period	84
Taxation of Partial and Full Surrenders	85
Taxation of Annuity Payments	86
Tax Consequences of SecurePay Rider	86
Taxation of Death Benefit Proceeds	87
Assignments, Pledges, and Gratuitous Transfers	88
Penalty Tax on Premature Distributions	88
Aggregation of Contracts	88
Exchanges of Annuity Contracts	88
Loss of Interest Deduction Where Contract Is Held by or for the Benefit of Certain Nonnatural Persons	89
QUALIFIED RETIREMENT PLANS	89
In General	89
SecurePay	93
Direct Rollovers	93
FEDERAL INCOME TAX WITHHOLDING	94
GENERAL MATTERS	94
Error in Age or Gender	94
Incontestability	95
Non-Participation	95
Assignment or Transfer of a Contract	95
Notice	95
Modification	95
Reports	95
Settlement	95
Receipt of Payment	95
Protection of Proceeds	96
Minimum Values	96
Application of Law	96
No Default	96
DISTRIBUTION OF THE CONTRACTS	96
Selling Broker-Dealers	96
Inquiries	98
CEFLI	98
LEGAL PROCEEDINGS	98
VOTING RIGHTS	98
FINANCIAL STATEMENTS	99
STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS	100
APPENDIX A: Death Benefit calculation examples	A-1
APPENDIX B: Surrender Charge calculation examples	B-1
APPENDIX C: Variable Annuitization calculation	C-1
APPENDIX D: Condensed Financial Information	D-1
APPENDIX E: Example of SecurePay Rider	E-1
APPENDIX F: The SecurePay R72 Benefit (Not Available On or After May 1, 2009)	F-1
APPENDIX G: Example of SecurePay Rider without the SecurePay R72 Benefit For Contract Owners Who Purchased the Rider Before May 1, 2009	G-1
APPENDIX H: Example of SecurePay Rider with SecurePay R72 Benefit For Contract Owners Who Purchased the Rider Before May 1, 2009	H-1
APPENDIX I: PrincipalBack Annuitization Benefit available in Contracts purchased before May 1, 2007	I-1

DEFINITIONS

"We", "us", "our", "Protective Life", and "Company" refer to Protective Life Insurance Company. "You", "your" and "Owner" refer to the person(s) who has been issued a Contract.

Accumulation Unit: A unit of measure used to calculate the value of a Sub-Account prior to the Annuity Commencement Date.

Administrative Office: Protective Life Insurance Company, P.O. Box 10648, Birmingham, Alabama 35202-0648 (for Written Notice sent by U.S. postal service) or Protective Life Insurance Company, 2801 Highway 280 South, Birmingham, Alabama 35223 (for Written Notice sent by a nationally recognized overnight delivery service).

Allocation Option: Any account to which you may allocate Purchase Payments or transfer Contract Value under this Contract. The Allocation Options are the Sub-Accounts of the Variable Account and the Guaranteed Account available in this Contract.

Annuity Commencement Date: The date as of which the Annuity Value is applied to an Annuity Option.

Annuity Option: The payout option under which the Company makes annuity income payments.

Annuity Value: The amount we apply to the Annuity Option you have selected.

Assumed Investment Return: The assumed annual rate of return used to calculate the amount of the variable income payments.

Code: The Internal Revenue Code of 1986, as amended.

Contract: The ProtectiveValues® Variable Annuity, a flexible premium, deferred, variable and fixed annuity contract.

Contract Anniversary: The same month and day as the Effective Date in each subsequent year of the Contract.

Contract Value: Prior to the Annuity Commencement Date, the sum of the Variable Account value and the Guaranteed Account value.

Contract Year: Any period of 12 months commencing with the Effective Date or any Contract Anniversary.

DCA: Dollar cost averaging.

Effective Date: The date as of which we credit the initial Purchase Payment to the Contract and the date the Contract takes effect.

Fund: Any investment portfolio in which a corresponding Sub-Account invests.

Guaranteed Account: The Fixed Account, the DCA Fixed Accounts and any other Allocation Option we may offer with interest rate guarantees.

Monthly Anniversary Day: The same day each month as the Effective Date, or the last day of any month that does not have the same day as the Effective Date.

Net Amount at Risk: The value of the death benefit minus the Contract Value.

Purchase Payment: The amount(s) paid by the Owner and accepted by the Company as consideration for this Contract.

Qualified Contracts: Contracts issued in connection with retirement plans that receive favorable tax treatment under Sections 401, 403, 408, 408A or 457 of the Code.

Qualified Plans: Retirement plans that receive favorable tax treatment under Sections 401, 403, 408, 408A or 457 of the Code.

Sub-Account: A separate division of the Variable Account.

Valuation Day: Each day on which the New York Stock Exchange is open for business.

Valuation Period: The period which begins at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the next Valuation Day.

Variable Account: The Protective Variable Annuity Separate Account, a separate investment account of Protective Life.

Written Notice: A notice or request submitted in writing in a form satisfactory to the Company that we receive at the Administrative Office via U.S. postal service or nationally recognized overnight delivery service.

FEES AND EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and charges that you will pay at the time you buy the Contract, partially or fully surrender the Contract, or transfer amounts among the Sub-Accounts and/or the Guaranteed Account. We may also deduct state premium taxes, if applicable.

OWNER TRANSACTION EXPENSES

Sales Charge Imposed on Purchase Payments	None
Maximum Surrender Charge (as a % of amount surrendered)	7	%(1)
Transfer Fee	$25	(2)
SecurePay Medical Evaluation Fee	$300	(3)
Premium Tax	3.5	%(4)

(1)  The surrender charge declines over time. Total surrender charges will not exceed 9% of aggregate Purchase Payments. (See "Charges and Deductions.")

(2)  Protective Life currently does not charge this Transfer Fee, but reserves the right to do so in the future. (See "Charges and Deductions.")

(3)  This charge is assessed for each Covered Person when there is Joint Coverage under the SecurePay ME feature. Currently, this charge is $150 for Single Coverage and $300 for Joint Coverage. Protective Life generally charges this fee if the Owner has purchased the SecurePay rider, undergoes medical underwriting and accepts an offer by Protective Life to increase the Annual Withdrawal Amount ("AWA") as a result of its underwriting review. However, if an Owner requests an increase in the AWA under the SecurePay ME feature more than twice, Protective Life will deduct this charge whether or not it determines that the Owner qualifies for an increased AWA and whether or not the Owner begins taking SecurePay Withdrawals at the increased AWA. State variations may apply. See "SecurePay ME®: Increased AWA for Certain Medical Conditions, How to Apply for an Increased AWA" for more information.

(4)  Some states impose premium taxes at rates currently ranging up to 3.5%. If premium taxes apply to your Contract, we will deduct them from the Purchase Payment(s) when accepted or from the Contract Value upon a full or partial surrender, death or annuitization.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.

PERIODIC CHARGES

(other than Fund expenses)

Annual Contract Maintenance Fee	$35	(1)
Variable Account Annual Expenses (as a percentage of average Variable Account value)

	Contracts Issued On or After 5/1/10	Contracts Issued From 5/1/09 to 4/30/10	Contracts Issued Before 5/1/09
Mortality and Expense Risk Charge	1.15%	1.10%	1.00%
Administration Charge	0.10%	0.10%	0.10%
Total Variable Account Annual Expenses (without death benefit fee)	1.25%	1.20%	1.10%
Monthly Death Benefit Fee(2)
CoverPay Fee (as an annualized percentage of the death benefit value on each Monthly Anniversary Day, beginning on the 1st Monthly Anniversary Day)
For Contracts Issued On or After May 1, 2009:
Maximum Anniversary Value Death Benefit	0.20%
For Contracts Issued On or After July 1, 2005 But Before May 1, 2009:
Maximum Anniversary Value Death Benefit	0.30%
Return of Purchase Payments Death Benefit	0.10%
For Contracts Issued Before July 1, 2005:	N/A
ValuPay Fee(3) (annual dollar amount per $1,000 of Net Amount at Risk on each Monthly Anniversary Day, beginning on the 13th Monthly Anniversary Day)
For Contracts Issued On or After May 1, 2009:	N/A
For Contracts Issued Before May 1, 2009:
Return of Purchase Payments Death Benefit	Maximum: (age 95 or more)	$227.28 ($18.94 per month)
	Fee at age 60	$6.00 ($0.50 per month)
	Minimum: (age 50 or less)	$3.00 ($0.25 per month)
Maximum Anniversary Value Death Benefit	The ValuPay Fee is not available for this death benefit.

Optional Guaranteed Lifetime Withdrawal Benefit

Monthly SecurePay Fee(4) (as an annualized percentage of the Benefit Base(5) on each Monthly Anniversary
Day, beginning with the 1st Monthly Anniversary Day following election of the rider)

SecurePay riders issued on or after May 1, 2009:(6)

	Maximum	Current
Purchase of SecurePay rider at time of Contract Purchase	0.95%	0.50%
Purchase of SecurePay rider under RightTime® option	0.95%	0.60%
Purchase of SecurePay rider with SecurePay Advantage Benefit at time of Contract Purchase	1.40%	0.90%
Purchase of SecurePay rider with SecurePay Advantage Benefit under RightTime® option	1.60%	1.00%

SecurePay riders issued before May 1, 2009:(6)(7)

	Maximum	Current(8)
SecurePay rider	0.95%	0.70%
SecurePay rider with SecurePay R72 Benefit	1.40%	0.90%

(1)  We will waive the annual contract maintenance fee if your Contract Value or aggregate Purchase Payments, reduced by surrenders and surrender charges, is $50,000 or more. (See "Charges and Deductions.")

(2)  There are two death benefits available under the Contract: (1) the Return of Purchase Payments Death Benefit and (2) the Maximum Anniversary Value Death Benefit. For more information on these death benefit values and how they are calculated, please see the "DEATH BENEFIT" section of this prospectus. If your Contract is issued on or after May 1, 2009, we will assess the CoverPay Fee if you purchase the Maximum Anniversary Value Death Benefit; there is no death benefit fee for the Return of Purchase Payments Death Benefit. If your Contract was issued before May 1,

2009, but on or after July 1, 2005, you elected either the CoverPay Fee or, for the Return of Purchase Payments Death Benefit only, the ValuPay Fee. If your Contract was purchased before July 1, 2005, only the Return of Purchase Payments Death Benefit was available, and you had the option of paying for the death benefit with an asset-based fee or the Net Amount at Risk Fee (now called the ValuPay Fee). The asset-based fee is equal, on an annual basis, to 0.15% of your average Contract Value measured on each Monthly Anniversary Day. (See "Charges and Deductions, Death Benefit Fee.")

(3)  The ValuPay fee is based on the Net Amount at Risk and the oldest Owner's age. If the Net Amount at Risk remains the same, the ValuPay fee will increase over time as the age of the oldest Owner increases. (See "Charges and Deductions, ValuPay Fee.")

(4)  The SecurePay rider is not available with Contracts purchased before May 1, 2007. If we increase the SecurePay Fee, we will give you at least 30 days' notice prior to the increase. You may elect not to pay the increase in your SecurePay Fee and your SecurePay rider will not terminate, but your current Benefit Base will be capped at its then current value (i.e., your SecurePay Anniversary Value will be reset to $0) and you will give up the opportunity for any future increases in the Benefit Base if your Contract Value exceeds your Benefit Base on subsequent Contract Anniversaries. You will continue to be assessed your current SecurePay Fee. If you purchased the SecurePay Advantage Benefit (or, if you purchased the SecurePay rider with the SecurePay R72 Benefit before May 1, 2009), we will continue to calculate the SecurePay Roll-up Value, and will increase your Benefit Base by the amount of any increase in the SecurePay Roll-up Value for the remainder of the Roll-up Period. See "Guaranteed Lifetime Withdrawal Benefit ("SecurePay") with RightTime® Option" in this prospectus. If you purchased the SecurePay rider with the SecurePay R72 Benefit before May 1, 2009, however, we will not reset your Roll-up Period following an increase in your Benefit Base to equal the SecurePay Anniversary Value if you elect not to pay the increase in your SecurePay Fee. See Appendix F: The SecurePay R72 Benefit (Not Available On or After May 1, 2009).

(5)  The Benefit Base is a value used to calculate the Annual Withdrawal Amounts, and the fees charged, under the SecurePay rider. On the Rider Effective Date, your initial Benefit Base is equal to your Contract Value. For more information on the SecurePay rider, the Benefit Base and how it is calculated, please see "Guaranteed Lifetime Withdrawal Benefit ("SecurePay") with RightTime® Option" in this prospectus.

(6)  Effective May 1, 2009, the following changes were made to the SecurePay rider: 1) an additional SecurePay feature — the SecurePay Advantage Benefit — is available for purchase with the SecurePay rider for an increased fee; and 2) SecurePay riders issued on and after May 1, 2009 without the SecurePay Advantage Benefit will have a different Maximum Withdrawal Percentage and a lower SecurePay fee than riders issued before May 1, 2009.

(7)  Effective May 1, 2009, the SecurePay R72 Benefit (which was only available for Contracts purchased on or after May 1, 2008) is no longer available for purchase with the SecurePay rider, even if you purchased your Contract prior to May 1, 2009 and you purchase the rider on or after May 1, 2009 by exercising the RightTime® option. For information on the SecurePay R72 Benefit, please see Appendix F: SecurePay R72 Benefit (Not Available On or After May 1, 2009).

(8)  The current SecurePay Fee may be lower for certain Owners who elected not to pay an increase in the fee that became effective on February 16, 2009.

The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

The Fund expenses used to prepare the next table were provided to Protective Life by the Funds. Protective Life has not independently verified such information. The expenses shown are based on expenses incurred for the year ended December 31, 2012. Current or future expenses may be higher or lower than those shown.

RANGE OF EXPENSES FOR THE FUNDS

	Minimum		Maximum
Total Annual Fund Operating Expenses (total of all expenses that are deducted from Fund assets, including management fees, 12b-1 fees, and other expenses)	0.20%	-	1.71	%(1)

(1)  The range of Total Annual Fund Operating Expenses shown here does not take into account contractual and voluntary arrangements under which the Funds' advisers currently reimburse Fund expenses or waive fees. Please see the prospectus for each Fund for more information about that Fund's expenses.

Example of Charges

The following examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. The examples show the costs of investing in the Contract, including the highest Variable Account charges (i.e., those in effect as of May 1, 2010), owner transaction expenses, the annual contract maintenance fee, the death benefit fee (assuming you elected the Maximum Anniversary Value Death Benefit), and both maximum and minimum total Annual Fund Operating Expenses. The first example assumes that you purchased the SecurePay rider with the SecurePay Advantage Benefit under the RightTime® option at the maximum charge. The second example assumes that you purchased the SecurePay rider with the SecurePay Advantage Benefit under the RightTime® option at the current charge. The third example assumes that you have not purchased the SecurePay rider. Please note that while election of the Maximum Anniversary Value Death Benefit is assumed in the following examples, under certain circumstances, the ValuPay fee for the Return of Purchase Payments Death Benefit may be more expensive for Contracts issued before May 1, 2009, depending on the oldest Owner's age and the Net Amount at Risk. The examples include a persistency reward of 0.40% of Contract Value that we add to the Contract Value on each Contract Anniversary beginning with the eighth Contract Anniversary and continuing until the Annuity Commencement Date. The examples assume that all the Contract Value is allocated to the Variable Account. The examples do not reflect transfer fees or premium taxes, which may range up to 3.5% depending on the jurisdiction.

The examples assume that you invest $10,000 in the Contract for the periods indicated. The examples also assume that your investment has a 5% return each year.

If you purchased the SecurePay rider with the SecurePay Advantage Benefit selected under the RightTime® option (reflecting the maximum charge):

(1)  If you surrender the Contract at the end of the applicable time period:

	1 year	3 years	5 years	10 years
Maximum Fund Expenses	1,136	2,080	2,965	5,421
Minimum Fund Expenses	1,001	1,680	2,301	4,129

(2)  If you annuitize* or remain invested in the Contract at the end of the applicable time period:

	1 year	3 years	5 years	10 years
Maximum Fund Expenses	507	1,544	2,612	5,421
Minimum Fund Expenses	363	1,119	1,919	4,129

If you purchased the SecurePay rider with the SecurePay Advantage Benefit selected under the RightTime® option (reflecting the current charge):

(1)  If you surrender the Contract at the end of the applicable time period:

	1 year	3 years	5 years	10 years
Maximum Fund Expenses	1,080	1,908	2,667	4,772
Minimum Fund Expenses	945	1,504	1,992	3,429

(2)  If you annuitize* or remain invested in the Contract at the end of the applicable time period:

	1 year	3 years	5 years	10 years
Maximum Fund Expenses	447	1,361	2,301	4,772
Minimum Fund Expenses	303	933	1,598	3,429

If you have not purchased the SecurePay rider:

(1)  If you surrender the Contract at the end of the applicable time period:

	1 year	3 years	5 years	10 years
Maximum Fund Expenses	988	1,623	2,175	3,698
Minimum Fund Expenses	851	1,213	1,482	2,271

(2)  If you annuitize* or remain invested in the Contract at the end of the applicable time period:

	1 year	3 years	5 years	10 years
Maximum Fund Expenses	348	1,059	1,788	3,698
Minimum Fund Expenses	203	624	1,065	2,271

*  You may not annuitize your Contract within 3 years after we accept a Purchase Payment. For more information, see "ANNUITY PAYMENTS, Annuity Commencement Date, changing the Annuity Commencement Date." Neither the death benefit fee nor the SecurePay Fee apply after the Annuity Commencement Date.

Please remember that the examples are an illustration and do not guarantee the amount of future expenses. Your actual expenses may be higher or lower than those shown. Similarly, your rate of return may be more or less than the 5% rate of return assumed in the examples.

SUMMARY

The Contract

What is the ProtectiveValues Variable Annuity Contract?	The ProtectiveValues® Variable Annuity Contract is a flexible premium deferred variable and fixed annuity contract issued by Protective Life. (See "The Contract.") In certain states the Contract is offered as a group contract to eligible persons. If you purchase an interest in a group Contract, you will be entitled to exercise all rights and privileges provided under the Contract without the consent of the group Contract holder.
How may I purchase a Contract?	Protective Life sells the Contracts through registered representatives of broker-dealers. We pay commissions and other compensation to the broker-dealers for selling the Contracts. (See "Distribution of the Contracts.")
Protective Life will issue your Contract when it receives and accepts your complete application information and an initial Purchase Payment through the broker-dealer you have selected. (See "Issuance of a Contract.")
What are the Purchase Payments?	The minimum amount that Protective Life will accept as an initial Purchase Payment is $5,000 for a Non-Qualified Contract ($2,000 for a Qualified Contract). Purchase Payments may be made at any time prior to the oldest Owner's or Annuitant's 86th birthday. No Purchase Payment will be accepted within 3 years of the Annuity Commencement Date then in effect. If you purchase the SecurePay rider, you cannot make any Purchase Payments on or after the Benefit Election Date. (See "Guaranteed Lifetime Withdrawal Benefit ("SecurePay") With RightTime® Option.") The minimum subsequent Purchase Payment we will accept is $100, or $50 if the payment is made under our current automatic purchase payment plan. The maximum aggregate Purchase Payment(s) we will accept without prior Administrative Office approval is $1,000,000. We reserve the right not to accept any Purchase Payment. (See "Purchase Payments.")
Can I cancel the Contract?

You have the right to return the Contract within a certain number of days (which varies by state and is never less than ten) after you receive it. The returned Contract will be treated as if it were never issued. Protective Life will refund the Contract Value in states where permitted. This amount may be more or less than the Purchase Payments. In states requiring the return of Purchase Payments, we will refund the greater of the Contract Value or the Purchase Payments. (See "Right to Cancel.")

Can I transfer amounts in the Contract?	Before the Annuity Commencement Date, you may transfer amounts among the Allocation Options. There are, however, limitations on transfers: any transfer must be at least $100; no amounts may be transferred into a DCA Fixed Account; no amounts may be transferred to the Fixed Account within six months after any transfer from a Guaranteed Account to the Variable Account; transfers out of the Fixed Account are limited to the greater of (a) $2,500 or (b) 25% of the value of the Fixed Account in any Contract Year; we reserve the right to charge a transfer fee of $25 for each transfer after the 12th transfer in any Contract Year; we may restrict or refuse to honor transfers when we determine that they may be detrimental to the Funds or Contract Owners, such as frequent transfers and market timing transfers by or on behalf of an Owner or group of Owners. (See "Transfers.") If you purchase the SecurePay rider, your options for transferring Contract Value among the Allocation Options will be restricted in accordance with the rider's Allocation Guidelines and Restrictions. (See "Guaranteed Lifetime Withdrawal Benefit ("SecurePay") With RightTime® Option.")
Can I surrender the Contract?

Upon Written Notice before the Annuity Commencement Date, you may surrender the Contract and receive its surrender value. (See "Surrenders and Partial Surrenders.") Surrenders may have federal and state income tax consequences. In addition, surrenders from Contracts issued pursuant to Section 403(b) of the Code may not be allowed in certain circumstances. (See "Federal Tax Matters.")

Is there a death benefit?	If any Owner dies prior to the Annuity Commencement Date and while this Contract is in force, a death benefit, less any applicable premium tax, will be payable to the Beneficiary. The death benefit is determined as of the end of the Valuation Period during which we receive due proof of the Owner's death. (See "Death Benefit.")
For Contracts issued on or after May 1, 2009, the Return of Purchase Payments Death Benefit is included with your Contract at no additional charge. You may select the Maximum Anniversary Value Death Benefit for an additional fee (the CoverPay Fee), but only if the oldest Owner is younger than 76 on the Effective Date of the Contract. You must select your death benefit at the time you apply for your Contract, and your selection may not be changed after the Contract is issued. (See "Charges and Deductions, Death Benefit Fee.")
For Contracts issued on or after July 1, 2005 but before May 1, 2009, you were allowed to select either: (1) the Return of Purchase Payments Death Benefit with the CoverPay Fee or the ValuPay Fee; or (2) the Maximum Anniversary Value Death Benefit with the CoverPay Fee.
For Contracts issued before July 1, 2005, only the Return of Purchase Payments Death Benefit was available, and you had the option of paying for this death benefit with an asset-based fee or the Net Amount at Risk Fee (now called the ValuPay Fee).
What is the persistency reward?

On each Contract Anniversary beginning with the eighth Contract Anniversary and continuing until the Annuity Commencement Date, we will add to your Contract Value an amount equal to 0.40% of your Contract Value on that Contract Anniversary. We will allocate the reward to the Allocation Options according to your current Purchase Payment allocation instructions. Contracts purchased before May 1, 2006 offered a persistency reward equal to 0.50% of your Contract Value.

What is the SecurePay rider?	The SecurePay rider (available only with Contracts issued on or after May 1, 2007) guarantees the right to make withdrawals based upon the value of a guaranteed lifetime withdrawal benefit base ("Benefit Base") that will remain fixed if your Contract Value declines due to poor market performance. These withdrawals may be made over the lifetime of persons designated under the rider, provided the rider's requirements are satisfied. Withdrawals may begin after the person(s) designated under the rider reaches age 59 1/2. Annual aggregate withdrawals on or after the Benefit Election Date that exceed the Annual Withdrawal Amount (AWA) will result in a reduction of rider benefits, and may even significantly reduce or eliminate the value of such benefits, because we will reduce the Benefit Base and corresponding AWA. Under the rider, your options for allocating Purchase Payments and Contract Value will be restricted, as you must make all allocations in accordance with the rider's Allocation Guidelines and Restrictions. The required allocations under these guidelines may not be consistent with an aggressive investment strategy. Therefore, if you are seeking a more aggressive growth strategy, the portfolio allocations required for participation in the SecurePay rider are probably not appropriate for you. We charge an additional fee if you purchase the SecurePay rider. If you elect the SecurePay rider, you will begin paying this fee as of the date the SecurePay rider is issued. You may not cancel the SecurePay rider for the first ten years following the date of its issue.
Depending upon when you purchased your Contract, you may choose between two versions of the SecurePay rider.
1) The basic SecurePay rider is available with Contracts purchased on or after May 1, 2007.Your Benefit Base may increase on your Contract Anniversary if your Contract Value has increased, but will remain fixed if the Contract Value has declined due to poor market performance.
2) The SecurePay rider with the SecurePay Advantage Benefit is available for an increased SecurePay Fee with Contracts purchased on or after May 1, 2009. Like the basic SecurePay rider, the SecurePay Advantage Benefit provides for increases in your Benefit Base on your Contract Anniversary if your Contract Value has increased. However, the SecurePay Advantage Benefit also provides for potential increases in the Benefit Base of up to 5.0% each Contract Anniversary during a specified period, even if your Contract Value has not increased.
See "Guaranteed Lifetime Withdrawal Benefit ("SecurePay") With RightTime® Option."
Also effective May 1, 2009, the SecurePay R72 Benefit is no longer available for purchase with the SecurePay rider, even if you purchased your Contract prior to May 1, 2009 and you purchase the rider on or after May 1, 2009 by exercising the RightTime® option. For information on the SecurePay R72 Benefit, please see Appendix F: The SecurePay R72 Benefit (Not Available On or After May 1, 2009).

What is the RightTime® Option?	You may elect the SecurePay rider at the time you purchase your Contract, or you may purchase this rider at a later date under our RightTime® option so long as you satisfy the rider age requirements and the rider is still available for sale. If you purchase a rider under the RightTime® option, the rider will be subject to the terms and conditions in effect at the time the rider is issued. Currently, the annual rider fee is 0.10% higher if you exercise the RightTime® option to elect a rider than if you elect the rider when you purchase your Contract. See "Guaranteed Lifetime Withdrawal Benefit ("SecurePay") with RightTime® Option."
What Annuity Options are available?

Currently, we apply the Annuity Value to an Annuity Option on the Annuity Commencement Date, unless you choose to receive the surrender value in a lump sum. Annuity Options include: payments for a certain period and life income with or without payments for a certain period. Annuity Options are available on either a fixed or variable payment basis. (See "Annuity Payments.")

Is the Contract available for qualified retirement plans?	You may purchase the Contract for use within certain qualified retirement plans or arrangements that receive favorable tax treatment, such as individual retirement accounts and individual retirement annuities (IRAs), and pension and profit sharing plans (including H.R. 10 Plans). Many of these qualified plans, including IRAs, provide the same type of tax deferral as provided by the Contract. The Contract, however, provides a number of benefits and features not provided by such retirement plans or arrangements alone. There are costs and expenses under the Contract related to these benefits and features. You should consult a qualified tax or financial adviser for information specific to your circumstances to determine whether the use of the Contract within a qualified retirement plan is an appropriate investment for you. (See "Description of the Contract, The Contract," and "Federal Tax Matters, Qualified Retirement Plans.")
Protective no longer issues Contracts under Section 403(b) of the Code (i.e., tax sheltered annuities or "TSAs"). In addition, Protective no longer accepts additional premiums into existing TSAs without prior approval from the Company.
Where may I find financial information about the Sub-Accounts?	You may find financial information about the Sub-Accounts in Appendix D to this prospectus and in the Statement of Additional Information.
Other contracts

We offer other types of annuity contracts and insurance policies that also invest in the same Funds in which your Contract invests. These other types of contracts and policies may have different charges that could affect the value of their Sub-Accounts and may offer different benefits than the Contract. To obtain more information about these other contracts and policies, you may contact our Administrative Office in writing or by telephone.

Federal Tax Status

Generally all earnings on the investments underlying the Contract are tax-deferred until withdrawn or until annuity income payments begin. A distribution from a non-Qualified Contract, which includes a full or partial surrender or payment of a death benefit, will generally result in taxable income if there has been an increase in the Contract Value. In the case of a Qualified Contract, a distribution generally will result in taxable income even if there has not been an increase in the Contract Value. In certain circumstances, a 10% penalty tax may also apply. All amounts includable in income with respect to the Contract are taxed as ordinary income; no amounts are taxed at the special lower rates applicable to long term capital gains and corporate dividends. (See "Federal Tax Matters.")

THE COMPANY, VARIABLE ACCOUNT AND FUNDS

Protective Life Insurance Company

The Contracts are issued by Protective Life. Protective Life is a Tennessee corporation and was founded in 1907. Protective Life provides life insurance, annuities, and guaranteed investment contracts. Protective Life is currently licensed to transact life insurance business in 49 states and the District of Columbia. As of December 31, 2012, Protective Life had total assets of approximately $57.2 billion. Protective Life is the principal operating subsidiary of Protective Life Corporation ("PLC"), an insurance holding company whose stock is traded on the New York Stock Exchange. PLC, a Delaware corporation, had total assets of approximately $57.4 billion at December 31, 2012.

Protective Variable Annuity Separate Account

The Protective Variable Annuity Separate Account is a separate investment account of Protective Life. The Variable Account was established under Tennessee law by the Board of Directors of Protective Life on October 11, 1993. The Variable Account is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and meets the definition of a separate account under federal securities laws.

Protective Life owns the assets of the Variable Account. These assets are held separate from other assets and are not part of Protective Life's general account. You assume all of the investment risk for Purchase Payments and Contract Value allocated to the Sub-Accounts. Your Contract Value in the Sub-Accounts is part of the assets of the Variable Account. The portion of the assets of the Variable Account equal to the reserves and other contract liabilities (which is equal to Contract Value) of the Variable Account will not be charged with liabilities that arise from any other business Protective Life conducts. Protective Life may transfer to its general account any assets which exceed the reserves and other contract liabilities (which is equal to Contract Value) of the Variable Account. Protective Life may accumulate in the Variable Account the charge for mortality and expense risks and investment results applicable to those assets that are in excess of the net assets supporting the contracts. The income, gains and losses, both realized and unrealized, from the assets of the Variable Account are credited to or charged against the Variable Account without regard to any other income, gains or losses of Protective Life. The obligations under the Contracts are obligations of Protective Life.

The following Sub-Accounts of the Variable Account generally are available in the Contracts:

American Funds Asset Allocation SC*
Fidelity VIP Mid Cap-SC2*
Fidelity VIP Freedom Fund 2015 Maturity-SC2*(2)
Fidelity VIP Freedom Fund 2020 Maturity-SC2*(2)
Fidelity VIP Growth-SC2*(2)
Fidelity VIP Equity-Income-SC2*(2)
Fidelity VIP Contrafund®-SC2*
Fidelity VIP Investment Grade Bond-SC2*
Fidelity VIP Index 500-SC2*
Franklin Income Securities-C2*
Franklin Rising Dividends Securities-C2*
Franklin Small-Mid Cap Growth Securities-C2*
Franklin Flex Cap Growth Securities-C2*
Franklin Small Cap Value Securities-C2*
Franklin U.S. Government-C2*
Mutual Shares Securities-C2*
Templeton Foreign Securities-C2*
Templeton Global Bond Securities-C2*
Templeton Growth Securities-C2*
Goldman Sachs Structured Small Cap
Equity-SC*(1)(2)
Goldman Sachs Strategic Growth, SC*(1)
Goldman Sachs Mid CapValue-SC*(1)
Goldman Sachs Strategic International Equity-SC*(1)
Goldman Sachs Structured U.S. Equity-SC*(1)(2)
Goldman Sachs Large Cap Value, SC-SC*(1)
Goldman Sachs Growth Opportunities-SC*
Invesco V.I. American Franchise II (formerly Invesco Van Kampen V.I. American Franchise II)(2)*
Invesco V.I. American Value II (formerly Invesco Van Kampen V.I. American Value II)
Invesco V.I. Balanced Risk Allocation II(3)*
Invesco V.I. Comstock II (formerly Invesco Van Kampen V.I. Comstock II)*
Invesco V.I. Equity and Income II (formerly Invesco Van Kampen V.I. Equity and Income II)*
Invesco V.I. Government Securities II*
Invesco V.I. Growth and Income II (formerly Invesco Van Kampen V.I. Growth and Income II)*
Invesco V.I. International Growth II(2)*
Invesco V.I. Mid Cap Growth II (formerly Invesco Van Kampen V.I. Mid Cap Growth II)*	ClearBridge Variable Mid Cap Core II (formerly Legg Mason ClearBridge Variable Mid Cap Core II)*
ClearBridge Variable Small Cap Growth II (formerly Legg Mason ClearBridge Variable Small Cap Growth II)*
Lord Abbett Growth and Income-VC
Lord Abbett International Opportunities-VC
Lord Abbett Classic Stock-VC
Lord Abbett Mid-Cap Stock-VC (formerly Lord Abbett Mid-Cap Value)
Lord Abbett Bond-Debenture-VC
Lord Abbett Growth Opportunities-VC
Lord Abbett Calibrated Dividend Growth-VC (formerly Lord Abbett Capital Structure-VC)
Lord Abbett Fundamental Equity-VC
MFS New Discovery SS*
MFS Growth SS*
MFS Research SS*
MFS Investors Growth Stock SS*
MFS Investors Trust SS*
MFS Utilities SS*
MFS Total Return SS*
MFS Research Bond-SS*
MFS Value-SS*
Oppenheimer Discovery Mid Cap Growth SS (formerly Oppenheimer Small- & Mid-Cap Growth SS)*(2)
Oppenheimer Global SS (formerly Oppenheimer Global Securities SS)*
Oppenheimer Capital Appreciation SS*
Oppenheimer Main Street SS*
Oppenheimer Global Strategic Income SS*
Oppenheimer Money
PIMCO Long-Term US Government, AC*
PIMCO Low Duration, AC*
PIMCO Real Return, AC*
PIMCO Short-Term, AC*
PIMCO Total Return, AC*
Royce Capital Micro-Cap, SC*
Royce Capital Small-Cap, SC*
UIF Global Real Estate II*

*  This Sub-Account invests in a class of Fund shares that pays distribution or service fees under Rule 12b-1 of the Investment Company Act of 1940. For more information, please see "Other Information about the Funds" and "Distribution of the Contracts" in this prospectus, and the prospectus for the Fund.

(1)  Sub-Accounts investing in Institutional Class shares of the Funds of the Goldman Sachs Variable Insurance Trust are available to Contracts issued before May 1, 2008.

(2)  Not available for Contracts purchased on or after November 2, 2009.

(3)  Not available for Contracts purchased on or after May 1, 2011.

This Contract may not offer all the Sub-Accounts of the Variable Account, and other contracts Protective Life issues may offer some or all of the Sub-Accounts of the Variable Account.

If you select the SecurePay rider, your options for allocating Purchase Payments and Contract Value will be restricted. You must allocate your Purchase Payments and Contract Value in accordance with the rider's Allocation Guidelines and Restrictions. In general, the required allocations under these guidelines focus on conservative, high quality bond funds, combine bond funds and growth stock funds, or emphasize growth stock funds while including a significant weighting of bond funds with a goal of seeking to provide income and/or capital appreciation while avoiding excessive risk. (See "Guaranteed Lifetime Withdrawal Benefit ("SecurePay") With RightTime® Option.")

Administration

Protective Life Insurance Company performs the Contract administration at its Administrative Office at 2801 Highway 280 South, Birmingham, Alabama 35223. Contract administration includes processing applications for the Contracts and subsequent Owner requests; processing Purchase Payments, transfers, surrenders and death benefit claims as well as performing record maintenance and disbursing annuity income payments.

The Funds

The assets of each Sub-Account are invested solely in a corresponding Fund. Each Fund is an investment portfolio of one of the following investment companies: American Funds Insurance Series managed by Capital Research and Management Company; Fidelity® Variable Insurance Products managed by Fidelity Management and Research Company and subadvised by FMR Co., Inc., Strategic Advisors, Inc. or Fidelity Investments Money Management, Inc; Goldman Sachs Variable Insurance Trust managed by Goldman Sachs Asset Management L.P. or Goldman Sachs Asset Management International; The Universal Institutional Funds, Inc., managed by Morgan Stanley Investment Management Inc., doing business in certain instances as Van Kampen; Oppenheimer Variable Account Funds managed by OppenheimerFunds, Inc.; Legg Mason Partners Variable Equity Trust advised by Legg Mason Partners Fund Advisor, LLC, and sub-advised by ClearBridge Advisors, LLC; PIMCO Variable Insurance Trust advised by Pacific Investment Management Company, LLC, and sub-advised by Research Affiliates, LLC; Royce Capital Fund advised by Royce & Associates, LLC; MFS® Variable Insurance TrustSM managed by MFS Investment Management; Lord Abbett Series Fund, Inc., managed by Lord, Abbett & Co., LLC. Franklin Advisers, Inc. is the investment adviser for the Franklin Flex Cap Growth Securities Fund, Franklin Income Securities Fund, Franklin Small-Mid Cap Growth Securities Fund, Franklin U.S. Government Fund and Templeton Global Bond Securities Fund. Franklin Advisory Services, LLC is the investment adviser for Franklin Rising Dividends Securities Fund. Franklin Mutual Advisers, LLC is the investment adviser for Mutual Shares Securities Fund. Templeton Investment Counsel, LLC is investment adviser for Templeton Foreign Securities Fund and Templeton Global Advisors Limited is investment adviser for Templeton Growth Securities Fund. Invesco Advisers, Inc. is the investment adviser for AIM Variable Insurance Funds (Invesco Variable Insurance Funds). The Invesco V.I. Balanced Risk Allocation Fund is subadvised by Invesco Asset Management Deutschland GmbH. Shares of these funds are offered only to:

(1)  the Variable Account;

(2)  other separate accounts of Protective Life and its affiliates supporting variable annuity contracts or variable life insurance policies;

(3)  separate accounts of other life insurance companies supporting variable annuity contracts or variable life insurance policies; and

(4)  certain qualified retirement plans.

Such shares are not offered directly to investors but are available only through the purchase of such contracts or policies or through such plans. See the prospectus for each Fund for details about that Fund.

There is no guarantee that any Fund will meet its investment objectives. Please refer to the prospectus for each of the Funds you are considering for more information. You may obtain a prospectus for any of the Funds by contacting Protective Life or by asking your investment adviser. You should read the Funds' prospectuses carefully before making any decision concerning the allocation of Purchase Payments or transfers among the Sub-Accounts.

American Funds Insurance Series

Asset Allocation Fund, Service Class

This Fund seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term by investing in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments (debt securities maturing in one year or less).

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. American Franchise Fund — Series II shares (formerly Invesco Van Kampen V.I. American Franchise Fund — Series II shares)*

This Fund's investment objective is to seek capital growth.

Invesco V.I. American Value Fund — Series II shares (formerly Invesco Van Kampen V.I. American Value Fund — Series II shares)

This Fund's investment objective is to provide above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities.

Invesco V.I. Balanced Risk Allocation Fund — Series II shares**

The Fund's investment objective is total return with a low to moderate correlation to traditional financial market indices.

Invesco V.I. Comstock Fund — Series II shares (formerly Invesco Van Kampen V.I. Comstock Fund — Series II shares)

This Fund's investment objective is to seek capital growth and income through investment in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.

Invesco V.I. Equity and Income Fund — Series II shares (formerly Invesco Van Kampen V.I. Equity and Income Fund — Series II shares)

This Fund's investment objectives are both capital appreciation and current income.

Invesco V.I. Government Securities Fund — Series II shares

The Fund's investment objective is total return, comprised of current income and capital appreciation.

Invesco V.I. Growth and Income Fund — Series II shares (formerly Invesco Van Kampen V.I. Growth and Income Fund — Series II shares)

This Fund's investment objective is to seek long-term growth of capital and income.

Invesco V.I. International Growth Fund — Series II shares*

This Fund's investment objective is long-term growth of capital.

Invesco V.I. Mid Cap Growth Fund — Series II shares (formerly Invesco Van Kampen V.I. Mid Cap Growth Fund — Series II shares)

This Fund's investment objective is to seek capital growth.

*  Not available for Contracts purchased on or after November 2, 2009.

**  Not available for Contracts purchased on or after May 1, 2011.

Fidelity® Variable Insurance Products

VIP Contrafund® Portfolio, Service Class 2

This Fund seeks long-term capital appreciation.

VIP Equity-Income Portfolio, Service Class 2*

This Fund seeks reasonable income. The Fund will also consider the potential for capital appreciation. The Fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.

VIP Freedom Fund 2015 Maturity, Service Class 2*

This Fund seeks high total return with a secondary objective of principal preservation as the Fund approaches its target date and beyond.

VIP Freedom Fund 2020 Maturity, Service Class 2*

This Fund seeks high total return with a secondary objective of principal preservation as the Fund approaches its target date and beyond.

VIP Growth Portfolio, Service Class 2*

This Fund seeks to achieve capital appreciation.

VIP Index 500 Portfolio, Service Class 2

This Fund seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index.

VIP Investment Grade Bond Portfolio, Service Class 2

This Fund seeks as high a level of current income as is consistent with the preservation of capital.

VIP MidCap Portfolio, Service Class 2

This Fund seeks long-term growth of capital.

Franklin Templeton Variable Insurance Products Trust

Franklin Flex Cap Growth Securities Fund, Class 2

This Fund seeks capital appreciation. Under normal market conditions, the Fund invests predominantly in equity securities of companies that the investment manager believes have the potential for capital appreciation.

Franklin Income Securities Fund, Class 2

This Fund seeks to maximize income while maintaining prospects for capital appreciation. Under normal market conditions, the Fund invests in both equity and debt securities.

Franklin Rising Dividends Securities Fund, Class 2

This Fund seeks long-term capital appreciation, with preservation of capital as an important consideration. Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of companies that have paid rising dividends.

*  Not available for Contracts purchased on or after November 2, 2009.

Franklin Small Cap Value Securities Fund, Class 2

This Fund seeks long-term total return. Under normal market conditions, the Fund invests at least 80% of its net assets in investments of small capitalization companies.

Franklin Small-Mid Cap Growth Securities Fund, Class 2

This Fund seeks long-term capital growth. Under normal market conditions, the Fund invests at least 80% of its net assets in investments of small capitalization and mid capitalization companies.

Franklin U.S. Government Fund, Class 2

This Fund seeks income. Under normal market conditions, the Fund invests at least 80% of its net assets in U.S. government securities.

Mutual Shares Securities Fund, Class 2

This Fund seeks capital appreciation, with income as a secondary goal. Under normal market conditions, the Fund invests primarily in U.S. and foreign equity securities that the investment manager believes are undervalued.

Templeton Foreign Securities Fund, Class 2

This Fund seeks long-term capital growth. Under normal market conditions, the Fund invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets.

Templeton Global Bond Securities Fund, Class 2

This Fund seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration. Under normal market conditions, the Fund invests at least 80% of its net assets in bonds, which include debt securities of any maturity, such as bonds, notes, bills and debentures.

Templeton Growth Securities Fund, Class 2

This Fund seeks long-term capital growth. Under normal market conditions, the Fund invests predominantly in equity securities of companies located anywhere in the world, including those in the U.S. and in emerging markets.

Goldman Sachs Variable Insurance Trust

Each Sub-Account investing in the Institutional Class of the Goldman Sachs Fund is only available to Contracts issued before May 1, 2008.

Strategic Growth Fund, Service Class

This Fund seeks long-term growth of capital.

Large Cap Value Fund, Service Class

This Fund seeks long-term capital appreciation.

Growth Opportunities Fund, Service Class

This Fund seeks long-term growth of capital.

MidCap Value Fund, Service Class

This Fund seeks long-term capital appreciation.

Strategic International Equity Fund, Service Class

This Fund seeks long-term growth of capital.

Structured Small Cap Equity Fund, Service Class*

This Fund seeks long-term growth of capital.

Structured U. S. Equity Fund, Service Class*

This Fund seeks long-term growth of capital and dividend income.

Legg Mason Partners Variable Equity Trust

ClearBridge Variable Mid Cap Core Fund, Class II (formerly Legg Mason ClearBridge Variable Mid Cap Core Fund, Class II)

This Fund seeks long-term growth of capital.

ClearBridge Variable Small Cap Growth Fund, Class II (formerly Legg Mason ClearBridge Variable Small Cap Growth Fund, Class II)

This Fund seeks long-term growth of capital.

Lord Abbett Series Fund, Inc.

Fundamental Equity Portfolio, Value Class

The Fund's investment objective is long-term growth of capital and income without excessive fluctuations in market value.

Calibrated Dividend Growth Portfolio, Value Class (formerly Capital Structure Portfolio, Value Class)

The Fund's investment objective is to seek current income and capital appreciation.

Bond-Debenture Portfolio, Value Class

The Fund's investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.

Growth and Income Portfolio, Value Class

The Fund's investment objective is long-term growth of capital and income without excessive fluctuations in market value.

Growth Opportunities Portfolio, Value Class

The Fund's investment objective is capital appreciation.

International Opportunities Portfolio, Value Class

The Fund's investment objective is long-term capital appreciation.

*  Not available for Contracts purchased on or after November 2, 2009.

Classic Stock Portfolio, Value Class

The Fund's investment objective is growth of capital and growth of income consistent with reasonable risk.

Mid-Cap Stock Portfolio, Value Class (formerly Mid-Cap Value Portfolio)

The Fund's investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.

MFS® Variable Insurance Trust

MFS Growth Series, Service Class Shares

This Fund's investment objective is to seek capital appreciation.

MFS Investors Growth Stock Series, Service Class Shares

This Fund's investment objective is to seek capital appreciation.

MFS Investors Trust Series, Service Class Shares

This Fund's investment objective is to seek capital appreciation.

MFS New Discovery Series, Service Class Shares

This Fund's investment objective is to seek capital appreciation.

MFS Research Bond Series, Service Class Shares

This Fund seeks total return with an emphasis on current income, but also considering capital appreciation.

MFS Research Series, Service Class Shares

This Fund's investment objective is to seek capital appreciation.

MFS Total Return Series, Service Class Shares

This Fund's investment objective is to seek total return.

MFS Utilities Series, Service Class Shares

This Fund's investment objective is to seek total return.

MFS Value Series, Service Class Shares

This Fund's investment objective is to seeks capital appreciation.

Oppenheimer Variable Account Funds

Capital Appreciation Fund/VA, Service Shares

This Fund seeks capital appreciation.

Global Fund/VA, Service Shares (formerly Global Securities Fund/VA, Service Shares)

This Fund seeks long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.

Main Street Fund/VA, Service Shares

This Fund seeks capital appreciation.

Discovery Mid Cap Growth Fund/VA, Service Shares (formerly Small- & Mid-Cap Growth Fund/VA, Service Shares)*

This Fund seeks capital appreciation by investing in "growth type" companies.

Money Fund/VA

This Fund seeks maximum current income from investments in "money market" securities consistent with low capital risk and the maintenance of liquidity. An investment in the Money Fund is not a deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The yield of this Fund may become very low during periods of low interest rates. After deduction of Variable Account charges, the yield in the Sub-Account that invests in this Fund could be negative.

Global Strategic Income Fund/VA Service Shares

This Fund seeks a high level of current income principally derived from interest on debt securities.

PIMCO Variable Insurance Trust

Long-Term US Government Portfolio, Advisor Class

This Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio invests under normal circumstances at least 80% of its assets in a diversified portfolio of fixed income securities that are issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises ("U.S. Government Securities"), which may be represented by forwards or derivatives such as options, future contracts, or swap agreements.

Low Duration Portfolio, Advisor Class

This Portfolio seeks maximum total return consistent with preservation of capital and prudent investment management. The average portfolio duration of this Portfolio normally varies from one to three years based on Pacific Investment Management Company LLC's ("PIMCO") forecast for interest rates. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates.

Real Return Portfolio, Advisor Class

This Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management. The Portfolio invests under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities and corporations, which may be represented by forwards or derivatives such as options, future contracts or swap agreements.

Short-Term Portfolio, Advisor Class

This Portfolio seeks maximum current income, consistent with preservation of capital and daily liquidity. The average portfolio duration of this Portfolio will vary based on Pacific Investment Management Company LLC's ("PIMCO") forecast for interest rates and will normally not exceed one year. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

*  Not available for Contracts purchased on or after November 2, 2009.

Total Return Portfolio, Advisor Class

This Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio invests under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

Royce Capital Fund

Micro-Cap Fund, Service Class

This Fund seeks long-term growth of capital. Invests primarily in equity securities of micro-cap companies with market capitalizations of up to $750 million.

Small-Cap Fund, Service Class

This Fund seeks long-term growth of capital. Invests primarily in equity securities of small-cap companies, those with market capitalizations between $750 million to $2.5 billion.

The Universal Institutional Funds, Inc.

UIF Global Real Estate Portfolio Class II

Seeks current income and capital appreciation.

There is no assurance that the stated objectives and policies of any of the Funds will be achieved. More detailed information concerning the investment objectives, policies and restrictions of the Funds, the expenses of the Funds, the risks attendant to investing in the Funds and other aspects of their operations can be found in the current prospectuses for the Funds and the current Statement of Additional Information for each of the Funds. You may obtain a prospectus or a Statement of Additional Information for any of the Funds by contacting Protective Life or by asking your investment adviser. You should read the Funds' prospectuses carefully before making any decision concerning the allocation of Purchase Payments or transfers among the Sub-Accounts.

Certain Funds may have investment objectives and policies similar to other mutual funds (sometimes having similar names) that are managed by the same investment adviser or manager. The investment results of the Funds, however, may be more or less favorable than the results of such other mutual funds. Protective Life does not guarantee or make any representation that the investment results of any Fund is, or will be, comparable to any other mutual fund, even one with the same investment adviser or manager.

Selection of Funds

We select the Funds offered through the Contracts based on several criteria, including the following:

•  asset class coverage,

•  the strength of the investment adviser's (or sub-adviser's) reputation and tenure,

•  brand recognition,

•  performance,

•  the capability and qualification of each investment firm, and

•  whether our distributors are likely to recommend the Funds to Contract Owners.

Another factor we consider during the selection process is whether the Fund, its adviser, its sub-adviser, or an affiliate will make payments to us or our affiliates. For a discussion of these arrangements, see "Certain Payments We Receive with Regard to the Funds." We also consider whether the Fund, its adviser, sub-adviser, or distributor (or an affiliate) can provide marketing and distribution support for sale of the Contracts. We review each Fund periodically after it is selected. Upon review, we may remove a Fund or restrict allocation of additional Purchase Payments and/or transfers of Contract Value to a Fund if we determine the Fund no longer meets one or more of the criteria and/or if the Fund has not attracted significant contract owner assets. We do not recommend or endorse any particular Fund, and we do not provide investment advice.

Asset Allocation Model Portfolios

Four asset allocation models ("Model Portfolios") are available at no additional charge as investment options under your Contract.

Each Model Portfolio invests different percentages of Contract Value in some or all of the Sub-Accounts under your Contract, and these Model Portfolios range from conservative to aggressive. The Model Portfolios are intended to provide a diversified investment portfolio by combining different asset classes to help you reach your investment goal. Also, while diversification may help reduce overall risk, it does not eliminate the risk of losses and it does not protect against losses in a declining market. There can be no assurance that any of the Model Portfolios will achieve their investment objective.

Pursuant to an agreement with Protective, Milliman, Inc., a diversified financial services firm and registered investment adviser, determines the composition of the Model Portfolios and is compensated by Protective for doing so. There is no investment advisory relationship between Milliman and Owners. In the future, Protective may modify or discontinue its arrangement with Milliman, in which case Protective may contract with another firm to provide similar asset allocation models, provide its own asset allocation models, or cease offering asset allocation models.

The available Model Portfolios and the composition of each specific Model Portfolio you select may change from time to time. However, we will not change your existing Contract Value or Purchase Payment allocation or percentages in response to these changes. If you desire to change your Contract Value or Purchase Payment allocation or percentages to reflect a revised or different Model Portfolio, you must submit new allocation instructions to our Administrative Office in writing.

The following is a brief description of the four Model Portfolios currently available. They are more fully described in a separate brochure. Your sales representative can provide additional information about the Model Portfolios and help you select which Model Portfolio, if any, may be suitable for you. Please talk to him or her if you have additional questions about these Model Portfolios.

Conservative Growth portfolio is composed of underlying Sub-Accounts representing a target allocation of approximately 45% in equity and 55% in fixed income investments. The largest of the asset class target allocations are in fixed income, large cap value and mortgages.

Moderate Growth portfolio is composed of underlying Sub-Accounts representing a target allocation of approximately 55% in equity and 45% in fixed income investments. The largest asset class target allocations are in fixed income, large cap value, international equity and large cap growth.

Growth and Income portfolio is composed of underlying Sub-Accounts representing a target allocation of approximately 65% in equity and 35% in fixed income investments. The largest asset class target allocations are in fixed income, international equity, large cap value, and large cap growth.

Aggressive Growth portfolio is composed of underlying Sub-Accounts representing a target allocation of approximately 90% in equity and 10% in fixed income investments. The largest asset class target allocations are in international equity, large cap value, large cap growth and mid cap stocks.

The target asset allocations of these Model Portfolios may vary from time to time in response to market conditions and changes in the portfolio holdings of the Funds in the underlying Sub-Accounts.

Other Information about the Funds

Each Fund sells its shares to the Variable Account in accordance with the terms of a participation agreement between the appropriate investment company and Protective Life. The termination provisions of these agreements vary. Should a participation agreement relating to a Fund terminate, the Variable Account may not be able to purchase additional shares of that Fund. In that event, Owners may no longer be able to allocate Variable Account value or Purchase Payments to Sub-Accounts investing in that Fund. In certain circumstances, it is also possible that a Fund may refuse to sell its shares to the Variable Account despite the fact that the participation agreement relating to that Fund has not been terminated. Should a Fund decide to discontinue selling its shares to the Variable Account, Protective Life would not be able to honor requests from Owners to allocate Purchase Payments or transfer Contract Value to the Sub-Account investing in shares of that Fund.

Certain Payments We Receive with Regard to the Funds

We (and our affiliates) may receive payments from the Funds, their advisers, sub-advisers, and their distributors, or affiliates thereof. These payments are negotiated and thus differ by Fund (sometimes substantially), and the amounts we (or our affiliates) receive may be significant. Proceeds from these payments may be used for any corporate purpose, including payment of expenses that we and our affiliates incur in promoting, marketing, distributing, and administering the Contracts, and, in our role as intermediary, the Funds. We (and our affiliates) may profit from these payments.

12b-1 Fees. We and our affiliate, Investment Distributors, Inc. ("IDI"), the principal underwriter for the Contracts, receive 12b-1 fees from the Funds, their advisers, sub-advisers, and their distributors, or affiliates thereof that are based on a percentage of the average daily net assets of the particular Fund attributable to the Contracts and to certain other variable insurance contracts issued or administered by us (or our affiliate). IDI may pay some or all of the 12b-1 fees it receives to us. Rule 12b-1 fees are paid out of Fund assets as part of the Fund's total annual fund operating expenses. Payments made out of Fund assets will reduce the amount of assets that you otherwise would have available for investment, and will reduce the return on your investment. The chart below shows the maximum 12b-1 fees we and IDI anticipate we will receive from the Funds on an annual basis:

Incoming 12b-1 Fees

Fund	Maximum 12b-1 fee
Paid to IDI:
Fidelity Variable Insurance Products	0.25%
Paid to us:
Franklin Templeton Variable Insurance Products Trust	0.25%
Goldman Sachs Variable Insurance Trust	0.25%
American Funds Insurance Series	0.25%
Royce Capital Fund	0.25%
Legg Mason Partners Variable Equity Trust	0.25%
MFS Variable Insurance Trust	0.25%
The Universal Institutional Funds, Inc.	0.35%
PIMCO Variable Insurance Trust	0.25%
Oppenheimer Variable Account Funds	0.25%
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	0.25%

Payments from Advisers and/or Distributors. As of the date of this prospectus, we (or our affiliates) also receive payments from the investment advisers, sub-advisers, or distributors (or affiliates thereof) of all of the Funds. These payments may be derived, in whole or in part, from the investment advisory fee deducted from Fund assets. Owners, through their indirect investment in the Funds, bear the costs of these investment advisory fees (see the Funds' prospectuses for more information). The amount of the payments we receive is based on a percentage of the average daily net assets of the particular Fund attributable to the Contracts and to certain other variable insurance contracts issued or administered by us (or our affiliate). The payments we receive from the investment advisers, sub-advisers or distributors of the Funds currently range from 0.10% to 0.35% of Fund assets attributable to our variable insurance contracts.

Other Payments.  A Fund's adviser, sub-adviser, or distributor or its affiliates may provide us (or our affiliates) and/or broker-dealers that sell the Contracts ("selling firms") with marketing support, may pay us (or our affiliates) and/or selling firms amounts to participate in national and regional sales conferences and meetings with the sales desks, and may occasionally provide us (or our affiliates) and/or selling firms with items of relatively small value, such as promotional gifts, meals, tickets, or other similar items in the normal course of business.

Certain Payments We Make with Regard to the Funds

We pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series, a percentage of all amounts allocated to the American Funds Asset Allocation Fund for the services it provides in marketing this Fund's shares in connection with the Contracts.

For details about the compensation payments we make in connection with the sale of the Contracts, see "Distribution of the Contracts."

Other Investors in the Funds

Shares of American Funds Insurance Series, Fidelity® Variable Insurance Products, Goldman Sachs Variable Insurance Trust, the MFS® Variable Insurance TrustSM, Oppenheimer Variable Account Funds, Lord Abbett Series Fund, Inc., Franklin Templeton Variable Insurance Products Trust, Royce Capital Fund, Legg Mason Partners Variable Equity Trust, PIMCO Variable Insurance Trust, AIM Variable Insurance Funds (Invesco Variable Insurance Funds) and The Universal Institutional Funds, Inc., are sold to separate accounts of insurance companies, which may or may not be affiliated with Protective Life or each other, a practice known as "shared funding." They may also be sold to separate accounts to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed funding." As a result, there is a possibility that a material conflict may arise between the interests of Owners of Protective Life's Contracts, whose Contract Values are allocated to the Variable Account, and of owners of other contracts whose contract values are allocated to one or more other separate accounts investing in any one of the Funds. Shares of some of these Funds may also be sold to certain qualified pension and retirement plans. As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners generally or certain classes of Contract Owners, and such retirement plans or participants in such retirement plans. In the event of any such material conflicts, Protective Life will consider what action may be appropriate, including removing the Fund from the Variable Account or replacing the Fund with another fund. The boards of directors (or trustees) of American Funds Insurance Series, Fidelity® Variable Insurance Products, Goldman Sachs Variable Insurance Trust, the MFS® Variable Insurance TrustSM, Oppenheimer Variable Account Funds, Lord Abbett Series Fund, Inc., Franklin Templeton Variable Insurance Products Trust, Royce Capital Fund, Legg Mason Partners Variable Equity Trust, PIMCO Variable Insurance Trust, AIM Variable Insurance Funds (Invesco Variable Insurance Funds) and The Universal Institutional Funds, Inc., monitor events related to their Funds to identify possible material irreconcilable conflicts among and between the interests of the Fund's various investors. There are certain risks associated with mixed and shared funding and with the sale of shares to qualified pension and retirement plans, as disclosed in each Fund's prospectus.

Addition, Deletion or Substitution of Investments

Protective Life reserves the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares that are held in the Variable Account or that the Variable Account may purchase. If the shares of a Fund are no longer available for investment or if in Protective Life's judgment further investment in any Fund should become inappropriate in view of the purposes of the Variable Account, Protective Life may redeem the shares, if any, of that Fund and substitute shares of another registered open-end management company or unit investment trust. The new funds may have higher fees and charges than the ones they replaced. Protective Life will not substitute any shares attributable to a Contract's interest in the Variable Account without notice and any necessary approval of the Securities and Exchange Commission and state insurance authorities.

Protective Life also reserves the right to establish additional Sub-Accounts of the Variable Account, each of which would invest in shares of a new Fund. Subject to applicable law and any required SEC approval, Protective Life may, in its sole discretion, establish new Sub-Accounts or eliminate one or more Sub-Accounts if marketing needs, tax considerations or investment conditions warrant. We may make any new Sub-Accounts available to existing Owner(s) on a basis we determine. All Sub-Accounts and Funds may not be available to all classes of contracts.

If we make any of these substitutions or changes, Protective Life may by appropriate endorsement change the Contract to reflect the substitution or other change. If Protective Life deems it to be in the best interest of Owners and Annuitants, and subject to any approvals that applicable law may require, we may operate the Variable Account as a management company under the 1940 Act, we may de-register it under that Act if registration is no longer required, or we may combine it with other Protective Life separate accounts. Protective Life reserves the right to make any changes to the Variable Account that the 1940 Act or other applicable law or regulation requires.

DESCRIPTION OF THE CONTRACT

The following sections describe the Contracts currently being offered.

The Contract

The ProtectiveValues Variable Annuity Contract is a flexible premium deferred variable and fixed annuity contract issued by Protective Life. In certain states we offer the Contract as a group contract to eligible persons who have established accounts with certain broker-dealers that have entered into a distribution agreement with Protective Life to offer the Contract. In those states we may also offer the Contract to members of other eligible groups. In all other states, we offer the Contract as an individual contract. If you purchase an interest in a group Contract, you will receive a certificate evidencing your ownership interest in the group Contract. Otherwise, you will receive an individual Contract. If you are issued a certificate, you also will receive a copy of the Contract, and you will be entitled to exercise all rights and privileges provided under the Contract without the consent of the group Contract holder. See "Parties to the Contract" below.

Use of the Contract in Qualified Plans.

You may purchase the Contract on a non-qualified basis. You may also purchase it for use within certain qualified retirement plans or in connection with other employee benefit plans or arrangements that receive favorable tax treatment. Such qualified plans include individual retirement accounts and individual retirement annuities (IRAs), and pension and profit sharing plans (including H.R. 10 Plans). Protective no longer issues Contracts under Section 403(b) of the Code (i.e., tax sheltered annuities or "TSAs"). In addition, Protective no longer accepts additional premiums into existing TSAs without prior approval from the Company. Many of these qualified plans, including IRAs, provide the same type of tax deferral as provided by the Contract. The Contract, however, provides a number of benefits and features not provided by such retirement plans and employee benefit plans or arrangements alone.

There are costs and expenses under the Contract related to these benefits and features. You should consult a qualified tax and/or financial adviser regarding the use of the Contract within a Qualified Plan or in connection with other employee benefit plans or arrangements. You should carefully consider the benefits and features provided by the Contract in relation to their costs as they apply to your particular situation.

Parties to the Contract

Owner.

The Owner is the person or persons who own the Contract and are entitled to exercise all rights and privileges provided in the Contract. In those states where the Contract is issued as a group contract, the term "Owner" refers to the holder of the certificate evidencing an interest in the group contract. Two persons may own the Contract together. In the case of two Owners, provisions relating to action by the Owner means both Owners acting together. Protective Life may accept instructions from one Owner on behalf of both Owners, however, Protective Life will only issue a Contract prior to each Owner's 86th birthday (76th birthday if the Maximum Anniversary Value Death Benefit was selected). Individuals as well as nonnatural persons, such as corporations or trusts, may be Owners. In the case of Owners who may be nonnatural persons, age restrictions apply to the Annuitant.

The Owner of this Contract may be changed by Written Notice provided:

(1)  each new Owner's 86th birthday (76th birthday if Maximum Anniversary Value Death Benefit was selected) is after the Effective Date; and

(2)  each new Owner's 95th birthday is on or after the Annuity Commencement Date.

For a period of 1 year after any change of ownership involving a natural person, the death benefit will equal the Contract Value. Naming a nonnatural person as an Owner or changing the Owner may result in a tax liability. (See "Taxation of Annuities in General.") If you select the SecurePay rider, changing and/or adding Owners may result in termination of the rider. (See "Guaranteed Lifetime Withdrawal Benefit ("SecurePay") With RightTime® Option.")

Beneficiary.

The Beneficiary is the person or persons who may receive the benefits of this Contract upon the death of any Owner.

Primary — The Primary Beneficiary is the surviving Owner, if any. If there is no surviving Owner, the Primary Beneficiary is the person or persons designated by the Owner and named in our records.

Contingent — The Contingent Beneficiary is the person or persons designated by the Owner and named in our records to be Beneficiary if the Primary Beneficiary is not living at the time of the Owner's death.

If no Beneficiary designation is in effect or if no Beneficiary is living at the time of an Owner's death, the Beneficiary will be the estate of the deceased Owner. If any Owner dies on or after the Annuity Commencement Date, the Beneficiary will become the new Owner.

Unless designated irrevocably, the Owner may change the Beneficiary by Written Notice prior to the death of any Owner. An irrevocable Beneficiary is one whose written consent is needed before the Owner can change the Beneficiary designation or exercise certain other rights. In the case of certain Qualified Contracts, Treasury Department regulations prescribe certain limitations on the designation of a Beneficiary. If you select the SecurePay rider, changing and/or adding Beneficiaries may result in termination of the rider. (See "Guaranteed Lifetime Withdrawal Benefit ("SecurePay") With RightTime® Option.")

Annuitant.

The Annuitant is the person or persons on whose life annuity income payments may be based. The first Owner shown on the application for the Contract is the Annuitant unless the Owner designates another person as the Annuitant. The Contract must be issued prior to the Annuitant's 86th birthday. If the Annuitant is not an Owner and dies prior to the Annuity Commencement Date, the Owner will become the new Annuitant unless the Owner designates otherwise. However, if the Owner is a nonnatural person, the death of the Annuitant will be treated as the death of the Owner.

The Owner may change the Annuitant by Written Notice prior to the Annuity Commencement Date. However, if any Owner is not a natural person, then the Annuitant may not be changed. The new Annuitant's 95th birthday must be on or after the Annuity Commencement Date in effect when the change of Annuitant is requested.

Payee.

The Payee is the person or persons designated by the Owner to receive the annuity income payments under the Contract. The Annuitant is the Payee unless the Owner designates another party as the Payee. The Owner may change the Payee at any time.

Issuance of a Contract

To purchase a Contract, you must submit certain application information and an initial Purchase Payment to Protective Life through a licensed representative of Protective Life. Any such licensed representative must also be a registered representative of a broker/dealer having a distribution agreement with Investment Distributors, Inc. Protective Life reserves the right to accept or decline a request to issue a Contract. Contracts may be sold to or in connection with retirement plans which do not qualify for special tax treatment as well as retirement plans that qualify for special tax treatment under the Code.

If the necessary application information for a Contract accompanies the initial Purchase Payment, we will allocate the initial Purchase Payment (less any applicable premium tax) to the Allocation Options as you direct on the appropriate form within two business days of receiving such Purchase Payment at the Administrative Office. If we do not receive the necessary application information, Protective Life will retain the Purchase Payment for up to five business days while it attempts to complete the information. If the necessary application information is not complete after five business days, Protective Life will inform the applicant of the reason for the delay and return the initial Purchase Payment immediately unless the applicant specifically consents to Protective Life retaining it until the information is complete. Once the information is complete, we will allocate the initial Purchase Payment to the appropriate Allocation Options within two business days. You may transmit information necessary to complete an application to Protective Life by telephone, facsimile, or electronic media.

Purchase Payments

We will only accept Purchase Payments before the earlier of the oldest Owner's and Annuitant's 86th birthday. No Purchase Payment will be accepted within 3 years of the Annuity Commencement Date then in effect. If you select the SecurePay rider, you cannot make any Purchase Payments on or after the Benefit Election Date. (See "Guaranteed Lifetime Withdrawal Benefit ("SecurePay") With RightTime® Option.") The minimum initial Purchase Payment is $5,000 ($2,000 for Qualified Contracts). The minimum subsequent Purchase Payment is $100 or $50 if made by electronic funds transfer. We reserve the right not to accept any Purchase Payment. Under certain circumstances, we may be required by law to reject a Purchase Payment.

Purchase Payments are payable at our Administrative Office. You may make them by check payable to Protective Life Insurance Company or by any other method we deem acceptable. We will process Purchase Payments as of the end of the Valuation Period during which we receive your payment and a completed transaction service form at our Administrative Office. Valuation Periods end at the close of regular trading on the New York Stock Exchange, which is generally at 3:00 p.m. Central Time. We will process any Purchase Payment received at our Administrative Office after the end of the Valuation Period on the next Valuation Day. Protective Life retains the right to limit the maximum aggregate Purchase Payment that can be made without prior Administrative Office approval. This amount is currently $1,000,000.

Under the current automatic purchase payment plan, you may select a monthly or quarterly payment schedule pursuant to which Purchase Payments will be automatically deducted from a bank account. We currently accept automatic Purchase Payments on the 1st through the 28th day of each month. Each automatic Purchase Payment must be at least $50. You may not allocate payments made through the automatic purchase payment plan to any DCA Fixed Account. You may not elect the automatic purchase payment plan and the partial automatic withdrawal plan simultaneously. (See "Surrenders and Partial Surrenders.") Upon notification of the death of any Owner the Company will terminate deductions under the automatic purchase payment plan.

We do not always receive your Purchase Payment or your application on the day you send them or give them to your sales representative. In some circumstances, such as when you purchase a Contract in exchange for an existing annuity contract from another company, we may not receive your Purchase Payment from the other company for a substantial period of time after you sign the application and send it to us.

Right to Cancel

You have the right to return the Contract within a certain number of days after you receive it by returning it, along with a written cancellation request, to our Administrative Office or the sales representative who sold it. In the state of Connecticut, non-written requests are also accepted. The number of days, which is at least ten, is determined by state law in the state where the Contract is delivered. Return of the Contract by mail is effective on being post-marked, properly addressed and postage pre-paid. We will treat the returned Contract as if it had never been issued. Where permitted, Protective Life will refund the Contract Value plus any fees deducted from either Purchase Payments or Contract Value. This amount may be more or less than the aggregate amount of your Purchase Payments up to that time. In states requiring the return of Purchase Payments, we will refund the greater of the Contract Value or the Purchase Payment.

For individual retirement annuities and Contracts issued in states where, upon cancellation during the right-to-cancel period, we return at least your Purchase Payments, we reserve the right to allocate all or a portion of your initial Purchase Payment (and any subsequent Purchase Payment made during the right-to-cancel period) that you allocated to the Sub-Accounts to the Oppenheimer Money Fund Sub-Account until the expiration of the right-to-cancel period. Thereafter, we will allocate all Purchase Payments according to your allocation instructions then in effect.

Allocation of Purchase Payments

Owners must indicate in the application how their initial and subsequent Purchase Payments are to be allocated among the Allocation Options. If your allocation instructions are indicated by percentages, whole percentages must be used.

Owners may change allocation instructions by Written Notice at any time. Owners may also change instructions by telephone, facsimile, automated telephone system or via the Internet at www.protective.com ("non-written instructions"). For non-written instructions regarding allocations, we may require a form of personal identification prior to acting on instructions and we will record any telephone voice instructions. If we follow these procedures, we will not be liable for any losses due to unauthorized or fraudulent instructions. We reserve the right to limit or eliminate any of these non-written communication methods for any Contract or class of Contracts at any time for any reason.

If you select the SecurePay rider, your options for allocating Purchase Payments will be restricted. You must allocate your Purchase Payments (and Contract Value) in accordance with the rider's Allocation Guidelines and Restrictions. (See "Guaranteed Lifetime Withdrawal Benefit ("SecurePay") With RightTime® Option.")

Variable Account Value

Sub-Account Value.

A Contract's Variable Account value at any time is the sum of the Sub-Account values and therefore reflects the investment experience of the Sub-Accounts to which it is allocated. There is no guaranteed minimum Variable Account value. The Sub-Account value for any Sub-Account as of the Effective Date is equal to the amount of the initial Purchase Payment allocated to that Sub-Account. On subsequent Valuation Days prior to the Annuity Commencement Date, the Sub-Account value is equal to that part of any Purchase Payment allocated to the Sub-Account, any Contract Value transferred to the Sub-Account and any persistency reward allocated to the Sub-Account, adjusted by income, dividends, net capital gains or losses (realized or unrealized), decreased by partial surrenders (including any applicable surrender charges and premium tax), Contract Value transferred out of the Sub-Account and fees deducted from the Sub-Account.

The Sub-Account value for a Contract may be determined on any day by multiplying the number of Accumulation Units attributable to the Contract in that Sub-Account by the Accumulation Unit value for the Accumulation Units in that Sub-Account on that day.

Determination of Accumulation Units.

Purchase Payments allocated and Contract Value transferred to a Sub-Account are converted into Accumulation Units. An Accumulation Unit is a unit of measure used to calculate the value of a Sub-Account prior to the Annuity Commencement Date. We determine the number of Accumulation Units to be credited to a Contract by dividing the dollar amount directed to the Sub-Account by the Accumulation Unit value of the appropriate class of Accumulation Units of that Sub-Account for the Valuation Day as of which the allocation or transfer occurs. Purchase Payments allocated or amounts transferred to a Sub-Account under a Contract increase the number of Accumulation Units of that Sub-Account credited to the Contract. We execute such allocations and transfers as of the end of the Valuation Period in which we receive a Purchase Payment or Written Notice or other instruction requesting a transfer.

Certain events reduce the number of Accumulation Units of a Sub-Account credited to a Contract. The following events result in the cancellation of the appropriate number of Accumulation Units of a Sub-Account:

•  surrenders and applicable surrender charges;

•  partial surrenders and applicable surrender charges;

•  partial automatic withdrawals;

•  transfer from a Sub-Account and any applicable transfer fee;

•  payment of a death benefit claim;

•  application of the Contract Value to an Annuity Option; and

•  deduction of the monthly death benefit fee, the monthly SecurePay Fee, and the annual contract maintenance fee.

Accumulation Units are canceled as of the end of the Valuation Period in which we receive Written Notice of or other instructions regarding the event. Accumulation Units associated with the monthly death benefit fee, the monthly SecurePay Fee, and the annual contract maintenance fee are canceled without notice or instruction.

Determination of Accumulation Unit Value.

The Accumulation Unit value for each class of Accumulation Units in a Sub-Account at the end of every Valuation Day is the Accumulation Unit value for that class at the end of the previous Valuation Day times the net investment factor.

Net Investment Factor.

The net investment factor measures the investment performance of a Sub-Account from one Valuation Period to the next. For each Sub-Account, the net investment factor reflects the investment performance of the Fund in which the Sub-Account invests and the charges assessed against that Sub-Account for a Valuation Period. Each Sub-Account has a net investment factor for each Valuation Period which may be greater or less than one. Therefore, the value of an Accumulation Unit may increase or decrease. The net investment factor for any Sub-Account for any Valuation Period is determined by dividing (1) by (2) and subtracting (3) from the result, where:

(1)  is the result of:

a.  the net asset value per share of the Fund held in the Sub-Account, determined at the end of the current Valuation Period; plus

b.  the per share amount of any dividend or capital gain distributions made by the Funds held in the Sub-Account, if the "ex-dividend" date occurs during the current Valuation Period.

(2)  is the net asset value per share of the Fund held in the Sub-Account, determined at the end of the most recent prior Valuation Period.

(3)  is a factor representing the mortality and expense risk charge and the administration charge for the number of days in the Valuation Period and a charge or credit for any taxes attributed to the investment operations of the Sub-Account, as determined by the Company.

Persistency Reward

Beginning on the eighth Contract Anniversary and continuing on each Contract Anniversary thereafter until the Annuity Commencement Date, we will add a persistency reward of 0.40% of your Contract Value to your Contract Value. We will apply the reward in the next valuation period after your Contract Anniversary. We will allocate the reward to the Allocation Options according to your Purchase Payment allocation instructions in effect when we apply the reward. Once we credit the reward to your Contract Value, it is yours to keep. We will not take back the reward. Contracts purchased before May 1, 2006 have a persistency reward of 0.50% of Contract Value.

There is no specific charge for providing the reward. We pay for the reward from our surplus, which reflects revenues from multiple sources, including the annual contract maintenance fee, the mortality and expense risk charge, the administration charge, the surrender charges and the death benefit fee. These fees and charges are expected to produce a profit or return to our surplus in addition to covering the cost of issuing and administering the Contract.

The reward is not a waiver or reduction of any Contract fees and charges, though it has a similar effect on Contract Value and is reflected in this manner in the expense examples. See Example of Charges following the Fees and Expenses tables.

Transfers

Before the Annuity Commencement Date, you may instruct us to transfer Contract Value between and among the Allocation Options. When we receive your transfer instructions on a completed transaction service form at our Administrative Office, we will allocate the Contract Value you transfer at the next price determined for the Allocation Options you indicate. Prices for the Allocation Options are determined as of the end of each Valuation Period, which is the close of regular trading on the New York Stock Exchange (generally 3:00 p.m. Central Time). Accordingly, transfer requests received at our Administrative Office before the close of regular trading on the New York Stock Exchange are processed at the price determined as of the close of regular trading on the day the requests are received; transfer requests received in "good order" at our Administrative Office after the close of regular trading on the New York Stock Exchange are processed at the price determined as of the close of regular trading on the next day on which the New York Stock Exchange is open for regular trading. We may defer transfer requests under the same conditions that payment of withdrawals and surrenders may be delayed. (See "Suspension or Delay in Payments.") There are limitations on transfers, which are described below.

After the Annuity Commencement Date, when Variable Income Payments are selected, transfers are allowed between Sub-Accounts, but are limited to one transfer per month. Dollar cost averaging and portfolio rebalancing are not allowed. No transfers are allowed within the Guaranteed Account or between the Guaranteed Account and any Sub-Account.

If you select the SecurePay rider, your options for transferring Contract Value will be restricted. You must transfer Contract Value in accordance with the rider's Allocation Guidelines and Restrictions. (See "Guaranteed Lifetime Withdrawal Benefit ("SecurePay") With RightTime® Option.")

How to Request Transfers.

Owners may request transfers by Written Notice at any time. Owners also may request transfers by telephone, facsimile, automated telephone system or via the Internet at www.protective.com ("non-written instructions"). From time to time and at our sole discretion, we may introduce additional methods for requesting transfers or discontinue any method for making non-written instructions for such transfers. We will require a form of personal identification prior to acting on non-written instructions and we will record telephone requests. We will send you a confirmation of all transfer requests communicated to us. If we follow these procedures we will not be liable for any losses due to unauthorized or fraudulent transfer requests.

Reliability of Communications Systems.

The Internet and telephone systems may not always be available. Any computer or telephone system, whether it is yours, your service providers', your registered representative's, or ours, can experience unscheduled outages or slowdowns for a variety of reasons. Such outages or delays may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience problems, you can make your transaction by writing to us at our Administrative Office.

Limitations on Transfers.

We reserve the right to modify, limit, suspend or eliminate the transfer privileges (including acceptance of non-written instructions submitted by telephone, automated telephone system, the Internet or facsimile) without prior notice for any Contract or class of Contracts at any time for any reason.

Minimum amounts. You must transfer at least $100 each time you make a transfer. If the entire amount in the Allocation Option is less than $100, you must transfer the entire amount. If less than $100 would be left in an Allocation Option after a transfer, then we may transfer the entire amount out of that Allocation Option instead of the requested amount.

Number of transfers. Currently we do not generally limit the number of transfers that may be made. We reserve the right, however, to limit the number of transfers to no more than 12 per Contract Year.

We also reserve the right to charge a transfer fee for each additional transfer over 12 during any Contract Year. The transfer fee will not exceed $25 per transfer. We will deduct any transfer fee from the amount being transferred. (See "Charges and Deductions, Transfer Fee.")

Limitations on transfers involving the Guaranteed Account. No amounts may be transferred into a DCA Fixed Account. No amounts may be transferred to the Fixed Account within six months after any transfer from a Guaranteed Account to the Variable Account. The maximum amount that may be transferred from the Fixed Account during a Contract Year is the greater of (a) $2,500 or (b) 25% of the Contract Value in the Fixed Account. Due to this limitation, if you want to transfer all of your Contract Value from the Guaranteed Account to the Variable Account, it may take several years to do so. The limitation on transfers from the Fixed Account does not apply, however, to dollar cost averaging transfers from the Fixed Account.

Limitations on frequent transfers, including "market timing" transfers. Frequent transfers may involve an effort to take advantage of the possibility of a lag between a change in the value of a Fund's portfolio securities and the reflection of that change in the Fund's share price. This strategy, sometimes referred to as "market timing," involves an attempt to buy shares of a Fund at a price that does not reflect the current market value of the portfolio securities of the Fund, and then to realize a profit when the Fund shares are sold the next Valuation Day or thereafter.

When you request a transfer among the Sub-Accounts, your request triggers the purchase and redemption of Fund shares. Frequent transfers cause frequent purchases and redemptions of Fund shares. Frequent purchases and redemptions of Fund shares can cause adverse effects for a Fund, Fund shareholders, the Variable Account, other Owners, beneficiaries, annuitants, or owners of other variable annuity contracts we issue that invest in the Variable Account. Frequent transfers can result in the following adverse effects:

•  Increased brokerage, trading and transaction costs;

•  Disruption of planned investment strategies;

•  Forced and unplanned liquidation and portfolio turnover;

•  Lost opportunity costs; and

•  Large asset swings that decrease the Fund's ability to provide maximum investment return to all Contract Owners.

In order to try to protect our Owners and the Funds from the potential adverse effects of frequent transfer activity, we have implemented certain market timing policies and procedures (the "Market Timing Procedures"). Our Market Timing Procedures are designed to detect and prevent frequent, short-term transfer activity that may adversely affect the Funds, Fund shareholders, the Variable Account, other Owners, beneficiaries, annuitants and owners of other variable annuity contracts we issue that invest in the Variable Account.

We monitor transfer activity in the Contracts to identify frequent transfer activity in any Contract. Our current Market Timing Procedures are intended to detect transfer activity in which the transfers exceed a certain dollar amount and a certain number of transfers involving the same Sub-Accounts within a specific time period. We regularly review transaction reports in an attempt to identify transfers that exceed our established parameters. We do not include transfers made pursuant to the dollar-cost averaging and portfolio rebalancing programs when monitoring for frequent transfer activity.

When we identify transfer activity exceeding our established parameters in a Contract or group of Contracts that appear to be under common control, we suspend non-written methods of requesting transfers for that Contract or group of Contracts. All transfer requests for the affected Contract or group of Contracts must be made by Written Notice. We notify the affected Owner(s) in writing of these restrictions.

In addition to our Market Timing Procedures, the Funds may have their own market timing policies and restrictions. While we reserve the right to enforce the Funds' policies and procedures, Owners and other persons with interests under the Contracts should be aware that we may not have the contractual authority or the operational capacity to apply the market timing policies and procedures of the Funds, except that, under SEC rules, we are required to: (1) enter into a written agreement with each Fund or its principal underwriter that obligates us to provide to the Fund promptly upon request certain information about the trading activity of individual Owners, and (2) execute instructions from the Fund to restrict or prohibit further purchases or transfers by specific Owners who violate the market timing policies established by the Fund.

Some of the Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgment of the Fund's investment adviser, the Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. To the extent permitted by law, we reserve the right to delay or refuse to honor a transfer request, or to reverse a transfer at any time we are unable to purchase or redeem shares of any of the Funds because of the Fund's refusal or restriction on purchases or redemptions. We will notify the Owner(s) of any refusal or restriction on a purchase or redemption by a Fund relating to that Owner's transfer request. Some Funds also may impose redemption fees on short-term trading (i.e., redemptions of mutual Fund shares within a certain number of business days after purchase). We also reserve the right to implement, administer, and collect any redemption fees imposed by any of the Funds. You should read the prospectus of each Fund for more information about its ability to refuse or restrict purchases or redemptions of its shares, which may be more or less restrictive than our Market Timing Procedures and those of other Funds, and to impose redemption fees.

We apply our Market Timing Procedures consistently to all Owners without special arrangement, waiver or exception. We reserve the right to change our Market Timing Procedures at any time without prior notice as we deem necessary or appropriate to better detect and deter potentially harmful frequent transfer activity, to comply with state or federal regulatory requirements, or both. We may change our parameters to monitor for different dollar amounts, number of transfers, time period of the transfers, or any of these.

Owners seeking to engage in frequent transfer activity may employ a variety of strategies to avoid detection. Our ability to detect and deter such transfer activity is limited by operational systems and technological limitations. Furthermore, the identification of Owners determined to be engaged in transfer activity that may adversely affect others involves judgments that are inherently subjective. Accordingly, despite our best efforts, we cannot guarantee that our Market Timing Procedures will detect or deter every potential market timer. In addition, because other insurance companies, retirement plans, or both may invest in the Funds, we cannot guarantee that the Funds will not suffer harm from frequent transfer activity in contracts or policies issued by other insurance companies or by retirement plan participants.

Dollar Cost Averaging.

Before the Annuity Commencement Date, you may instruct us by Written Notice to transfer automatically on a monthly basis, amounts from a DCA fixed account to any Sub-Account of the Variable Account. If you purchased your Contract before May 1, 2006 you also have the option of making these transfers on a quarterly basis. This is known as the "dollar-cost averaging" method of investment. By transferring equal amounts of Contract Value on a regularly scheduled basis, as opposed to allocating a larger amount at one particular time, an Owner may be less susceptible to the impact of market fluctuations in the value of Sub-Account Accumulation Units. Protective Life, however, makes no guarantee that the dollar cost averaging method will result in a profit or protection against loss.

You may make dollar cost averaging transfers on the 1st through the 28th day of each month. The minimum period for dollar cost averaging transfers from the Fixed Account is twelve months. In states where, upon cancellation during the right-to-cancel period, we are required to return your Purchase Payment, we reserve the right to delay commencement of dollar cost averaging transfers until the expiration of the right-to-cancel period.

There is no charge for dollar cost averaging. Automatic transfers made to facilitate dollar cost averaging will not count toward the 12 transfers permitted each Contract Year if we elect to limit transfers, or the designated number of free transfers in any Contract Year if we elect to charge for transfers in excess of that number in any Contract Year. We reserve the right to discontinue dollar cost averaging upon written notice to the Owner.

Any Purchase Payment allocated to a DCA Fixed Account must include instructions regarding the period and frequency of the dollar cost averaging transfers, and the Sub-Accounts into which the transfers are to be made. Currently, the maximum period for dollar cost averaging from DCA Fixed Account 1 is six months and from DCA Fixed Account 2 is twelve months. Dollar cost averaging transfers may be made monthly or, if your Contract was purchased before May 1, 2006, quarterly. From time to time, we may offer different maximum periods for dollar cost averaging amounts from a DCA Fixed Account.

The periodic amount transferred from a DCA Fixed Account will be equal to the Purchase Payment allocated to the DCA Fixed Account divided by the number of dollar cost averaging transfers to be made. Interest credited will be transferred from the DCA Fixed Account after the last dollar cost averaging transfer. We will process dollar cost averaging transfers until the earlier of the following: (1) the DCA Fixed Account Value equals $0, or (2) the Owner instructs us by Written Notice to cancel the automatic transfers. If you terminate transfers from a DCA Fixed Account before the amount remaining in that account is $0, we will immediately transfer any amount remaining in that DCA Fixed Account according to your instructions. If you do not provide instructions, we will transfer the remaining amount to the Sub-Accounts according to your dollar cost averaging allocation instruction in effect at that time. Upon the death of any Owner, dollar cost averaging transfers will continue until canceled by the Beneficiary(s).

The interest rates on the DCA Fixed Accounts apply to the declining balance in the account. Therefore the amount of interest actually paid with respect to a Purchase Payment allocated to the DCA Fixed Account will be substantially less than the amount that would have been paid if the full Purchase Payment remained in the DCA Fixed Account for the full period.

If you select the SecurePay rider, you may allocate your Purchase Payments to a DCA Fixed Account; however, you must make transfers from the DCA Fixed Account in accordance with the rider's Allocation Guidelines and Restrictions. (See "Guaranteed Lifetime Withdrawal Benefit ("SecurePay") With RightTime® Option.")

Portfolio Rebalancing.

Prior to the Annuity Commencement Date, you may instruct Protective Life by Written Notice to periodically transfer your Variable Account value among specified Sub-Accounts to achieve a particular percentage allocation of Variable Account value among such Sub-Accounts ("portfolio rebalancing"). The portfolio rebalancing percentages must be in whole numbers and must allocate amounts only among the Sub-Accounts. Unless you instruct otherwise, portfolio rebalancing is based on your Purchase Payment allocation instructions in effect with respect to the Sub-Accounts at the time of each rebalancing transfer. We deem portfolio rebalancing instructions from you that differ from your current Purchase Payment allocation instructions to be a request to change your Purchase Payment allocation.

You may elect portfolio rebalancing to occur on the 1st through 28th day of a month on either a quarterly, semi-annual or annual basis. If you do not select a day, transfers will occur on the same day of the month as your Contract Anniversary, or on the 28th day of the month if your Contract Anniversary occurs on the 29th, 30th or 31st day of the month. You may change or terminate portfolio rebalancing by

Written Notice, or by other non-written communication methods acceptable for transfer requests. Upon the death of any Owner portfolio rebalancing will continue until canceled by the Beneficiary(s).

There is no charge for portfolio rebalancing. Automatic transfers made to facilitate portfolio rebalancing will not count toward the 12 transfers permitted each Contract Year if we elect to limit transfers, or the designated number of free transfers in any Contract Year if we elect to charge for transfers in excess of that number in any Contract Year. We reserve the right to discontinue portfolio rebalancing upon written notice to the Owner.

Surrenders and Partial Surrenders

At any time before the Annuity Commencement Date, you may request a full or partial surrender from your Contract. Federal and state income taxes may apply to a full or partial surrender (including withdrawals made under the SecurePay rider), and a 10% federal penalty tax may apply if the full or partial surrender occurs before the Owner reaches age 59 1/2. (See "TAXATION OF ANNUITIES IN GENERAL Taxation of Partial and Full Surrenders.") A surrender value may be available under certain Annuity Options. (See "ANNUITY PAYMENTS — Annuity Options.") In accordance with SEC regulations, full and partial surrenders are payable within 7 calendar days of our receiving your request in "good order" at our Administrative Office. (See "SUSPENSION OR DELAY IN PAYMENTS."). The requirements for "good order" are set forth in the transaction service form.

Full Surrender.

At any time before the Annuity Commencement Date, you may request a full surrender of your Contract for its surrender value. To surrender your Contract, you must return the Contract to us and make your surrender request either by Written Notice or by facsimile. Surrenders requested by facsimile are subject to limitations. Currently, we accept requests by facsimile for full surrenders of Contracts that have a Contract Value of $50,000 or less. For Contracts that have a Contract Value greater than $50,000, we will only accept surrender requests by Written Notice. We may eliminate your ability to request a full surrender by facsimile or change the requirements for your ability to request a full surrender by facsimile for any Contract or class of Contracts at any time without prior notice. We will pay you the surrender value in a lump sum.

Partial Surrender.

At any time before the Annuity Commencement Date, you may request a partial surrender of your Contract Value provided the Contract Value remaining after the partial surrender is at least $5,000 (or $2,000 for Qualified Contracts). If you request a partial surrender that would reduce your Contract Value below $5,000 (or $2,000 if you own a Qualified Contract), then we will consider your request to be not in good order and we will notify you that we will not process your request. Throughout this prospectus we may refer to a partial surrender of your Contract Value as a "withdrawal" from your Contract. Please note that if you select the SecurePay rider special withdrawal rules apply, especially on or after the Benefit Election Date. (See "Guaranteed Lifetime Withdrawal Benefit ("SecurePay") With RightTime® Option.")

You may request a partial surrender by Written Notice or by facsimile. If we have received your completed telephone withdrawal authorization form, you also may request a partial surrender by telephone. Partial surrenders requested by telephone or facsimile are subject to limitations. Currently we accept requests for partial surrenders by telephone or by facsimile for amounts not exceeding 25% of Contract Value, up to a maximum of $50,000. For partial surrenders of Contract Value exceeding 25% of Contract Value and/or $50,000 we will only accept partial surrender requests by Written Notice. We may eliminate your ability to make partial surrenders by telephone or facsimile or change the requirements for your ability to make partial surrenders by telephone or facsimile for any Contract or class of Contracts at any time without prior notice.

We will withdraw the amount of your partial surrender from the Contract Value as of the end of the Valuation Period during which we receive your request for the partial surrender at our Administrative Office. Valuation Periods end at the close of regular trading on the New York Stock Exchange, which is generally at 3:00 p.m. Central Time. We will process any partial surrender request received at our Administrative Office after the end of the Valuation Period on the next Valuation Day. The amount we will pay you upon a partial surrender is equal to the Contract Value surrendered minus any applicable surrender charge and any applicable premium tax.

You may specify the amount of the partial surrender to be made from any Allocation Option. If you do not so specify, or if the amount in the designated Allocation Option(s) is inadequate to comply with the request, the partial surrender will be made from each Allocation Option based on the proportion that the value of each Allocation Option bears to the total Contract Value.

Signature Guarantees.

Signature guarantees are required for withdrawals or surrenders of $50,000 or more.

Signature guarantees are relied upon as a means of preventing the perpetuation of fraud in financial transactions, including the disbursement of funds or assets from a victim's account with a financial institution or a provider of financial services. They provide protection to investors by, for example, making it more difficult for a person to take another person's money by forging a signature on a written request for the disbursement of funds.

An investor can obtain a signature guarantee from more than 7,000 financial institutions across the United States and Canada that participate in a Medallion signature guarantee program. The best source of a signature guarantee is a bank, savings and loan association, brokerage firm, or credit union with which you do business. Guarantor firms may, but frequently do not, charge a fee for their services.

A notary public cannot provide a signature guarantee. Notarization will not substitute for a signature guarantee.

Surrender Value.

The surrender value of your Contract is equal to the Contract Value minus any applicable surrender charge, contract maintenance fee and premium tax. We will determine the surrender value as of the end of the Valuation Period during which we receive in "good order" your Written Notice or facsimile requesting surrender and your Contract at our Administrative Office. The requirements for "good order" are set forth in the transaction service form. Valuation Periods end at the close of regular trading on the New York Stock Exchange, which is generally at 3:00 p.m. Central Time. We will process any surrender request received at our Administrative Office after the end of the Valuation Period on the next Valuation Day.

Cancellation of Accumulation Units.

Surrenders and partial surrenders, including any surrender charges, will result in the cancellation of Accumulation Units from each applicable Sub-Account(s) and/or in a reduction of the Guaranteed Account value.

Surrender and Partial Surrender Restrictions.

The Owner's right to make surrenders and partial surrenders is subject to any restrictions imposed by applicable law or employee benefit plan.

There are certain restrictions on surrenders and partial surrenders of Contracts used as funding vehicles for Code Section 403(b) retirement plans. Section 403(b)(11) of the Code restricts the distribution under Section 403(b) annuity contracts of:

  (i)  contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988;

  (ii)  earnings on those contributions; and

  (iii)  earnings after December 31, 1988, on amounts attributable to salary reduction contributions held as of December 31, 1988.

These amounts can be paid only if the employee has reached age 59 1/2, had a severance from employment, has become disabled, in the case of hardship, or if the amount is a qualified reservist distribution under Section 72(t)(2)(G) of the Code. Amounts permitted to be distributed in the event of hardship are limited to actual contributions; earnings thereon can not be distributed on account of hardship. In addition, in the case of contracts issued on or after January 1, 2009, a Section 403(b) contract is permitted to distribute retirement benefits (other than those attributable to salary reduction contributions) to a participant no earlier than upon the earlier of the participant's severance from employment or upon the prior occurrence of some event, such as after a fixed number of years, the attainment of a stated age, or disability. (These limitations on withdrawals and distributions do not apply to the extent the Company is directed to transfer some or all of the Contract Value to the issuer of another Section 403(b) annuity contract or into a Section 403(b)(7) custodial account.)

In the case of certain Qualified Plans, federal tax law imposes restrictions on the form and manner in which benefits may be paid. For example, spousal consent may be needed in certain instances before a distribution may be made.

Partial Automatic Withdrawals.

Currently, we offer a partial automatic withdrawal plan. This plan allows you to pre-authorize periodic partial surrenders prior to the Annuity Commencement Date. You may elect to participate in this plan at the time of application or at a later date by properly completing an election form. Payments to you under this plan will only be made by electronic fund transfer. In order to participate in the plan you must have:

(1)  made an initial Purchase Payment of at least $5,000; or

(2)  a Contract Value as of the previous Contract Anniversary of at least $5,000.

The partial automatic withdrawal plan and the automatic purchase payment plan may not be elected simultaneously. (See "Purchase Payments.") There may be federal and state income tax consequences to partial automatic withdrawals from the Contract, including the possible imposition of a 10% federal penalty tax if the surrender occurs before the Owner reaches age 59 1/2. You should consult your tax advisor before participating in any withdrawal program. (See "Taxation of Partial and Full Surrenders.")

When you elect the partial automatic withdrawal plan, you will instruct Protective Life to withdraw a level dollar amount from the Contract on a monthly or quarterly basis. Partial automatic withdrawals may be made on the 1st through the 28th day of each month. The amount requested must be at least $100 per withdrawal. We will process withdrawals for the designated amount until you instruct us otherwise. If, during any Contract Year, the amount of the withdrawals exceeds the "penalty-free withdrawal amount" described in the "Surrender Charge" section of this prospectus, we will deduct a surrender charge where applicable. (See "Surrender Charge.") Partial automatic withdrawals will be taken pro-rata from the Allocation Option in proportion to the value each Allocation Option bears to the total Contract Value. We will pay you the amount requested each month or quarter as applicable and cancel the applicable Accumulation Units.

If any partial automatic withdrawal transaction would result in a Contract Value of less than $5,000 after the withdrawal, the transaction will not be completed and the partial automatic withdrawal plan will terminate. Once partial automatic withdrawals have terminated due to insufficient Contract Value, they will not be automatically reinstated in the event that your Contract Value should reach $5,000 again. Upon notification of the death of any Owner, we will terminate the partial automatic withdrawal plan. The partial automatic withdrawal plan may be discontinued by the Owner at any time by Written Notice.

There is no charge for the partial automatic withdrawal plan. If you select the SecurePay rider under your Contract, any partial automatic withdrawal plan in effect will terminate on the Benefit Election Date. (See "Guaranteed Lifetime Withdrawal Benefit ("SecurePay") With RightTime® Option.") We reserve the right to discontinue the partial automatic withdrawal plan upon written notice to you.

THE GUARANTEED ACCOUNT

The Guaranteed Account has not been, and is not required to be, registered with the SEC under the Securities Act of 1933, and neither these accounts nor the Company's general account have been registered as an investment company under the 1940 Act. Therefore, neither the Guaranteed Account, the Company's general account, nor any interests therein are generally subject to regulation under the 1933 Act or the 1940 Act. The disclosures relating to the Guaranteed Account included in this prospectus are for the Owner's information and have not been reviewed by the SEC. However, such disclosures are subject to certain generally applicable provisions of federal securities law relating to the accuracy and completeness of statements made in prospectuses.

The Guaranteed Account consists of the Fixed Account and the DCA Fixed Accounts. The Fixed Account and certain DCA Fixed Accounts may not be available in all states. Further, we may not always offer the Fixed Account or the DCA Fixed Accounts in new Contracts. If we are offering the Fixed Account or any of the DCA Fixed Accounts in your state at the time you purchase your Contract, however, those accounts will always be available in your Contract. Please ask your sales representative whether the Fixed Account and any DCA Fixed Accounts are available in your Contract.

From time to time and subject to regulatory approval, we may offer Fixed Accounts or DCA Fixed Accounts with different interest guaranteed periods. We, in our sole discretion, establish the interest rates for each account in the Guaranteed Account. We will not declare a rate that yields values less than those required by the state in which the Contract is delivered. You bear the risk that we will not declare a rate that is higher than the minimum rate. Because these rates vary from time to time, allocations made to the same account within the Guaranteed Account at different times may earn interest at different rates.

Our General Account.

The Guaranteed Account is part of our general account. Unlike Purchase Payments and Contract Value allocated to the Variable Account, we assume the risk of investment gain or loss on amounts held in the Fixed Account and the DCA Fixed Account.

The assets of our general account support our insurance and annuity obligations and are subject to our general liabilities from business operations and to claims by our creditors. Because amounts allocated to the Fixed Account and the DCA Fixed Accounts, plus any guarantees under the Contract that exceed your Contract Value (such as those associated with any enhanced death benefits or the SecurePay rider), are paid from our general account, any amounts that we may pay under the Contract in excess of Contract Value are subject to our financial strength and claims-paying ability. It is important to note that there is no guarantee that we will always be able to meet our claims-paying obligations, and that there are risks to purchasing any insurance product. For this reason, you should consider our financial strength and claims paying ability to meet our obligations under the Contract when purchasing a Contract and making investment decisions under the Contract.

We encourage both existing and prospective contract owners to read and understand our financial statements. We prepare our financial statements on both a statutory basis, as required by state regulators, and according to Generally Accepted Accounting Principles (GAAP).

Our audited GAAP financial statements are included in the Statement of Additional Information (which is available at no charge by calling us at 1-800-456-6330 or writing us at the address shown on the cover page of this prospectus). In addition, the Statement of Additional Information is available on the SEC's website at http://www.sec.gov.

You also will find on our website information on ratings assigned to us by one or more independent rating organizations. These ratings are opinions of our financial capacity to meet the obligations of our insurance and annuity contracts based on our financial strength and/or claims-paying ability.

The Fixed Account.

You generally may allocate some or all of your Purchase Payments and may transfer some or all of your Contract Value to the Fixed Account. If you elect the SecurePay rider, you may not allocate any portion of your Purchase Payments or Contract Value to the Fixed Account. (See "Guaranteed Lifetime Withdrawal Benefit ("SecurePay") With RightTime® Option.") Amounts allocated or transferred to the Fixed Account earn interest from the date the funds are credited to the account. There are limitations on transfers involving the Fixed Account. Due to this limitation, if you want to transfer all of your Contract Value from the Fixed Account to the Variable Account, it may take several years to do so. You should carefully consider whether the Fixed Account meets your investment needs. (See "Transfers.")

The interest rates we apply to Purchase Payments and transfers into the Fixed Account are guaranteed for one year from the date the Purchase Payment or transfer is credited to the account. When an interest rate guarantee expires, we will set a new interest rate, which may not be the same as the interest rate then in effect for Purchase Payments allocated to the Fixed Account. The new interest rate is also guaranteed for one year.

The DCA Fixed Accounts.

DCA Fixed Accounts are designed to systematically transfer amounts to the Sub-Accounts of the Variable Account over a designated period. (See "Transfers, Dollar Cost Averaging.") We currently offer two DCA Fixed Accounts. The maximum period for dollar cost averaging transfers from DCA Fixed Account 1 is six months and from DCA Fixed Account 2 is twelve months.

The DCA Fixed Accounts are available only for Purchase Payments designated for dollar cost averaging. Purchase Payments may not be allocated into any DCA Fixed Account when that DCA Fixed Account value is greater than $0, and all funds must be transferred from a DCA Fixed Account before allocating a Purchase Payment to that DCA Fixed Account. In Oregon, only your initial Purchase Payment may be allocated to a DCA Fixed Account. Where we agree, under current administrative procedures, to allocate a Purchase Payment to any DCA Fixed Account in installments from more than one source, we will credit each installment with the interest rate applied to the first installment we receive. The interest rate we apply to Purchase Payments allocated to a DCA Fixed Account is guaranteed for the period over which dollar cost averaging transfers are allowed from that DCA Fixed Account.

Guaranteed Account Value.

Any time prior to the Annuity Commencement Date, the Guaranteed Account value is equal to the sum of:

(1)  Purchase Payments allocated to the Guaranteed Account; plus

(2)  amounts transferred into the Guaranteed Account; plus

(3)  any persistency reward allocated to the Guaranteed Account; plus

(4)  interest credited to the Guaranteed Account; minus

(5)  amounts transferred out of the Guaranteed Account, including any transfer fee; minus

(6)  the amount of any surrenders removed from the Guaranteed Account, including any premium tax and surrender charges; minus

(7)  fees deducted from the Guaranteed Account, including the monthly death benefit fee and the annual contract maintenance fee.

For the purposes of interest crediting, amounts deducted, transferred or withdrawn from accounts within the Guaranteed Account will be separately accounted for on a "first-in, first-out" (FIFO) basis.

DEATH BENEFIT

If any Owner dies before the Annuity Commencement Date and while this Contract is in force, we will pay a death benefit, less any applicable premium tax, to the Beneficiary. The death benefit terminates on the Annuity Commencement Date.

We will determine the death benefit as of the end of the Valuation Period during which we receive due proof of death at our Administrative Office. Valuation Periods end at the close of regular trading on the New York Stock Exchange, which is generally at 3:00 p.m. Central Time. If we receive due proof of death after the end of the Valuation Period, we will determine the death benefit on the next Valuation Day. Only one death benefit is payable under this Contract, even though the Contract may, in some circumstances, continue beyond the time of an Owner's death. If any Owner is not a natural person, the death of the Annuitant is treated as the death of an Owner. In the case of certain Qualified Contracts, Treasury Department regulations prescribe certain limitations on the designation of a Beneficiary. The following discussion generally applies to Qualified Contracts and non-Qualified Contracts, but there are some differences in the rules that apply to each.

The death benefit provisions of this Contract shall be interpreted to comply with the requirements of Section 72(s) of the Code. We reserve the right to endorse the Contract, as necessary, to conform with regulatory requirements. We will send you a copy of any endorsement containing such Contract modifications.

Please note that any death benefit payment we make in excess of the Contract Value is subject to our financial strength and claims-paying ability.

Payment of the Death Benefit.

The Beneficiary may take the death benefit in one sum immediately, in which event the Contract will terminate. If the death benefit is not taken in one sum immediately, the death benefit will become the new Contract Value as of the end of the Valuation Period during which we receive due proof of death, and the entire interest in the Contract must be distributed under one of the following options:

(1)  the entire interest must be distributed over the life of the Beneficiary, or over a period not extending beyond the life expectancy of the Beneficiary, with distributions beginning within one year of the Owner's death; or,

(2)  the entire interest must be distributed within 5 years of the Owner's death.

If no option is elected, we will distribute the entire interest within 5 years of the Owner's death.

If there is more than one Beneficiary, the foregoing provisions apply to each Beneficiary individually.

Continuation of the Contract by a Surviving Spouse.

In the case of non-Qualified Contracts and Contracts that are individual retirement annuities within the meaning of Code Section 408(b), if the Beneficiary is the deceased Owner's spouse, the surviving spouse may elect, in lieu of receiving a death benefit, to continue the Contract and become the new Owner. This election is only available, however, if the deceased Owner's spouse's 86th birthday (76th birthday if Maximum Anniversary Value Death Benefit was selected) is after the Effective Date. The Contract will continue with the value of the death benefit having become the new Contract Value as of the end of the Valuation Period during which we received due proof of death. The death benefit is not terminated by a surviving spouse's continuation of the Contract. The surviving spouse may select a new Beneficiary. Upon this spouse's death, the death benefit may be taken in one sum immediately and the Contract will terminate. If the death benefit is not taken in one sum immediately, the death benefit will become the new Contract Value as of the end of the Valuation Period during which we receive due proof of death and must be distributed to the new Beneficiary according to option (1) or (2), above.

A Contract may be continued by a surviving spouse only once. This benefit will not be available to any subsequent surviving spouse under the continued Contract.

Under the federal Defense of Marriage Act ("DOMA"), only individuals of the opposite sex can be treated as married or spouses. DOMA is the controlling law when determining whether individuals are "spouses" for purposes of federal tax provisions of annuity contracts. Under federal tax law, the beneficiary of an annuity contract who is the spouse (within the meaning of DOMA) of a deceased owner is treated more favorably than a beneficiary who is not recognized as a spouse under DOMA. Specifically, as described above, a beneficiary who is a DOMA recognized spouse of the deceased owner may continue an annuity contract without taking any distributions from the contract. In contrast, a beneficiary who is not recognized as a spouse of the deceased owner under DOMA (e.g., civil union and domestic partners or same-sex spouses) must surrender the contract within 5 years of the owner's death or take distributions from the contract over the beneficiary's life or life expectancy. As a result, a beneficiary of a deceased owner who was treated as married to the owner under state law, but whose marriage is not recognized by DOMA, will be required to take distributions from the Contract in the manner applicable to non-spouse beneficiaries and will not be able to elect to continue the Contract as provided in this section.

Whether a spouse continues the Contract could affect the rights and benefits under the SecurePay rider. If you have questions concerning your status as a spouse and how that status might affect your rights under the Contract, please consult your legal adviser. (See "Tax Consequences — Treatment of Civil Unions and Domestic Partners.")

Selecting a death benefit.

At the time you apply for your Contract, you must determine the type of death benefit you want. You may not change your selection after your Contract is issued. We offer two different death benefits: (1) the Return of Purchase Payments Death Benefit and (2) the Maximum Anniversary Value Death Benefit.

Contracts issued on or after May 1, 2009. The Return of Purchase Payments Death Benefit is included with your Contract at no additional charge. You may select the Maximum Anniversary Value Death Benefit for an additional fee (the CoverPay Fee), but only if the oldest Owner is younger than 76 on the Effective Date of the Contract. You must select your death benefit at the time you apply for your Contract, and your selection may not be changed after the Contract is issued. (See "CHARGES AND DEDUCTIONS, Death Benefit Fee.")

Contracts issued on or after July 1, 2005 but before May 1, 2009. You were allowed to select either: (1) the Return of Purchase Payments Death Benefit with the CoverPay Fee or the ValuPay Fee; or (2) the Maximum Anniversary Value Death Benefit with the CoverPay Fee. (See "CHARGES AND DEDUCTIONS, Death Benefit Fee.")

Contracts issued before July 1, 2005. Only the Return of Purchase Payments Death Benefit was available, and you had the option of paying for the death benefit with an asset-based fee or the Net Amount at Risk Fee (now called the ValuPay Fee). (See "CHARGES AND DEDUCTIONS, Death Benefit Fee.")

Before choosing an optional death benefit and death benefit fee, you should consult a qualified financial adviser to help you carefully consider the relative costs, benefits and risks of the fee options in your particular situation.

Return of Purchase Payments Death Benefit.

The Return of Purchase Payments Death Benefit will equal the greater of (1) the Contract Value, or (2) the aggregate Purchase Payments less an adjustment for each partial surrender provided however, that the Return of Purchase Payments Death Benefit will never be more than the Contract Value plus $1,000,000. The adjustment for each partial surrender in item (2) is the amount that reduces the Return of Purchase Payments Death Benefit at the time of surrender in the same proportion that the amount surrendered, including any associated surrender charges, reduces the Contract Value. If the value of the Return of Purchase Payments Death Benefit is greater than the Contract Value at the time of the partial surrender, the downward adjustment to the death benefit will be larger than the amount surrendered. See Appendix A for an example of the calculation of the Return of Purchase Payments Death Benefit.

Suspension of Return of Purchase Payments Death Benefit. For a period of one year after any change of ownership involving a natural person, the death benefit will equal the Contract Value, regardless of the type of death benefit that was selected. We will, however, continue to assess the death benefit fee during this period for Contracts issued before May 1, 2009. During the one-year suspension period, we will continue to calculate the Return of Purchase Payments Death Benefit; however, if any Owner dies during this period we will only pay the Contract Value as of the end of the Valuation Period during which we receive due proof of death at our Administrative Office. This means if death occurs after the one-year period has ended, we will include Purchase Payments received and partial surrenders made during the one-year suspension when calculating the Return of Purchase Payments Death Benefit.

Maximum Anniversary Value Death Benefit (not available in contracts purchased before July 1, 2005).

We will determine an anniversary value for each Contract Anniversary occurring before the earlier of the deceased Owner's 80th birthday or the deceased Owner's date of death. Each anniversary value is equal to the sum of:

•  the Contract Value on that Contract Anniversary; plus

•  all Purchase Payments since that Contract Anniversary; minus

•  an adjustment for each partial surrender since that Contract Anniversary.

The adjustment for each partial surrender since the relevant Contract Anniversary is the amount that reduces the Maximum Anniversary Value Death Benefit at the time of the surrender in the same proportion that the amount surrendered, including any associated surrender charges, reduces the Contract Value. If the value of the Maximum Anniversary Value Death Benefit is greater than the Contract Value at the time of the partial surrender, the downward adjustment to the death benefit will be larger than the amount surrendered.

The Maximum Anniversary Value Death Benefit will equal the greatest of (1) the Contract Value, (2) the aggregate Purchase Payments less an adjustment for each partial surrender; or (3) the greatest anniversary value attained; provided however, that the Maximum Anniversary Value Death Benefit will never be more than the Contract Value plus $1,000,000. The adjustment for each partial surrender in item (2) is the amount that reduces the Maximum Anniversary Value Death Benefit at the time of surrender in the same proportion that the amount surrendered, including any associated surrender charges, reduces the Contract Value. If the Contract Value is lower than the Maximum Anniversary Value Death Benefit at the time of the partial surrender, the adjustment will be larger than the amount surrendered. See Appendix A for an example of the calculation of the Maximum Anniversary Value Death Benefit.

It is possible that, at the time of an Owner's death, the Maximum Anniversary Value Death Benefit will be no greater than the Return of Purchase Payments Death Benefit. You should consult a qualified financial advisor to carefully consider this possibility and the cost of the Maximum Anniversary Value Death Benefit before you decide whether the Maximum Anniversary Value Death Benefit is right for you.

Suspension of Maximum Anniversary Value Death Benefit. For a period of one year after any change of ownership involving a natural person, the death benefit will equal the Contract Value regardless of the type of death benefit that was selected. We will, however, continue to assess the death benefit fee during this period. During the one-year suspension period, we will continue to calculate the Maximum Anniversary Value Death Benefit; however, if any Owner dies during this period we will only pay the Contract Value as of the end of the Valuation Period during which we receive due proof of death at our Administrative Office. This means if death occurs after the one-year period has ended, we will include the Contract Value on the Contract Anniversary occurring during the one-year suspension as well as Purchase Payments received and partial surrenders made during the one-year suspension when calculating the Maximum Anniversary Value Death Benefit.

Death Benefit Fee.

We assess a fee for the Maximum Anniversary Value Death Benefit (and, for Contracts issued before May 1, 2009, the Return of Purchase Payments Death Benefit). If you select the Maximum Anniversary Value Death Benefit, the CoverPay Fee will apply. The ValuPay Fee is not available with the Maximum Anniversary Value Death Benefit. If you selected the Return of Purchase Payments Death Benefit before May 1, 2009, you elected either the CoverPay® Fee, which is based on the value of the death benefit on the day the fee is assessed, or the ValuPay® Fee, which is based on the Net Amount at Risk on the day the fee is assessed. (Contracts issued before July 1, 2005 elected either an asset-based fee or the Net Amount at Risk Fee (now called the ValuPay Fee)). You cannot change your election after your Contract is issued. Each type of fee is assessed on a monthly basis. (See "CHARGES AND DEDUCTIONS, Death Benefit Fee.") It is possible that a death benefit fee (or some portion thereof) could be treated for federal tax purposes as a partial surrender from the Contract. (See "FEDERAL TAX MATTERS.")

Escheatment of Death Benefit.

Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of 3 to 5 years from the contract's annuity commencement date or date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. This "escheatment" is revocable, however, and the state is obligated to pay the death benefit (without interest) if your beneficiary steps forward to claim the death benefit with the proper documentation. To prevent such escheatment, it is important that you update your beneficiary designations, including addresses, if and as they change. Such updates should be communicated in writing, by telephone, or other approved electronic means to our Administrative Office.

GUARANTEED LIFETIME WITHDRAWAL BENEFIT ("SecurePay")
WITH RightTime® OPTION

If you are concerned that poor investment performance or market volatility in the Sub-Accounts may adversely impact the amount of money you can withdraw from your Contract, we offer for an additional charge ("SecurePay Fee") an optional guaranteed lifetime withdrawal benefit rider (the "SecurePay rider"). The SecurePay rider is not available with Contracts purchased before May 1, 2007.

In general, the SecurePay rider guarantees the right to make withdrawals ("SecurePay Withdrawals") based upon the value of a guaranteed lifetime withdrawal benefit base ("Benefit Base") that will remain fixed if your Contract Value declines due to poor market performance. Under the SecurePay rider, the Owner or Owner(s) may designate certain persons as "Covered Persons" under the Contract. See "Selecting Your Coverage Option." These Covered Persons will be eligible to make SecurePay Withdrawals each Contract Year up to a specified amount — the Annual Withdrawal Amount ("AWA") — during the life of the Covered Person(s). Annual aggregate withdrawals that exceed the AWA will result in a reduction of Rider benefits (and may even significantly reduce or eliminate such benefits) because we will reduce the Benefit Base and corresponding AWA. SecurePay Withdrawals are guaranteed, even if the Contract Value falls to zero after the Benefit Election Date (which is the earliest date you may begin taking SecurePay Withdrawals), if you satisfy the SecurePay rider requirements.

You may purchase the SecurePay rider when you purchase your Contract, or at a later date under our RightTime® option, provided you satisfy the rider's age requirements. See "Purchasing the Optional SecurePay Rider." Please note that any amounts in excess of the Contract Value that we make available through withdrawals, lifetime payments, or guaranteed values under the rider are subject to our financial strength and claims-paying ability.

Depending on when you purchased your Contract, you may choose between two versions of the SecurePay rider: the basic SecurePay Rider or the SecurePay Rider with the SecurePay Advantage Benefit.

1)  The basic SecurePay rider is available with Contracts purchased on or after May 1, 2007. Your Benefit Base may increase on your Contract Anniversary if your Contract Value has increased, but will remain fixed if the Contract Value has declined due to poor market performance.

2)  The SecurePay rider with the SecurePay Advantage Benefit is available for an increased SecurePay Fee with Contracts purchased on or after May 1, 2009. Like the basic SecurePay rider, the SecurePay Advantage Benefit provides for increases in your Benefit Base on your Contract Anniversary if your Contract Value has increased. However, the SecurePay Advantage Benefit also provides for potential increases in the Benefit Base of up to 5.0% each Contract Anniversary during a specified period, even if your Contract Value has not increased.

Once the SecurePay rider is purchased and issued, you may not select a different version of the rider. All of the terms and conditions of the SecurePay rider apply to each version of the rider, other than as noted. The primary distinctions between the two versions of the SecurePay rider are the manner in which the Benefit Base is recalculated on each Contract Anniversary before the Benefit Election Date, the Maximum Withdrawal Percentage, and the SecurePay fee, as follows:

	Basic SecurePay	SecurePay with SecurePay Advantage Benefit
Potential Increase in Benefit Base on each Contract Anniversary Before Benefit Election Date	Greater of: (1) current Benefit Base; or (2) SecurePay Anniversary Value (current Contract Value minus any Purchase Payments made two or more years after Rider Effective Date)	Greatest of: (1) current Benefit Base; (2) SecurePay Anniversary Value; or (3) SecurePay Roll-up Value (current Benefit Base plus 5.0% of Benefit Base on previous Contract Anniversary, reduced proportionately for partial surrenders)

	Basic SecurePay	SecurePay with SecurePay Advantage Benefit
Maximum Withdrawal Percentage	4.5% (two Covered Persons) 5.0% (single Covered Person)	4.5% (two Covered Persons age* 59 1/2 through 74)
5.0% (single Covered Persons age* 59 1/2 through 74)
5.5% (two Covered Persons age* 75 and older)
6.0% (single Covered Persons age* 75 and older)
* Age of (Younger) Covered Person(s) on Benefit Election Date
SecurePay Fee	0.95% maximum, 0.50% current (at time of Contract purchase) 0.95% maximum, 0.60% current (purchase under RightTime® option)	1.40% maximum, 0.90% current (at time of Contract purchase) 1.60% maximum, 1.00% current (purchase under RightTime® option)

Special Note Regarding the Availability of the SecurePay R72 Benefit:  Effective May 1, 2009, the SecurePay R72 Benefit is no longer available for purchase with the SecurePay rider, even if you purchased your Contract prior to May 1, 2009 and you purchase the rider on or after May 1, 2009 by exercising the RightTime® option. For information on the SecurePay R72 Benefit, please see Appendix F: The SecurePay R72 Benefit (Not Available On or After May 1, 2009).

SecurePay does not guarantee Contract Value or the performance of any investment option.

Important Considerations

•  If you purchase SecurePay, your options for allocating Purchase Payments and Contract Value are restricted in accordance with our "Allocation Guidelines and Restrictions (described below)."

•  Purchase Payments made more than two years after the date the SecurePay rider is issued (the "Rider Effective Date") are not included in the calculation of the Benefit Base (described below). Thus, for example, if you intend to make regular Purchase Payments to the Contract for more than two years after the Rider Effective Date, such as in monthly or annual contributions to an IRA, you should consider whether the rider is appropriate for you.

•  Any change in a Covered Person following the Benefit Election Date (the "Benefit Period"), other than a spousal continuation under a Joint Life Coverage option, will cause the rider to terminate without any refund of SecurePay Fees.

•  You may not begin taking SecurePay Withdrawals until the Covered Person (or the younger Covered Person in the case of a Joint Life Coverage) is age 59 1/2 or older.

•  You may not make any additional Purchase Payments on or after the Benefit Election Date. In most cases, if the Company receives a Purchase Payment on or after the Benefit Election Date, the Company will return it to the address on file. If the amount of the Purchase Payment would be sufficient to purchase another Contract, however, you will be given the option of purchasing a new Contract.

•  On the Benefit Election Date, we will cancel any existing partial automatic withdrawal plan that you have established.

•  The SecurePay rider may not be available in all states, and we may otherwise limit its availability.

The ways to purchase SecurePay, conditions for continuation of the benefit, process for beginning SecurePay Withdrawals, and the manner in which your AWA is calculated are discussed below.

You should not purchase SecurePay if:

•  you expect to take annual withdrawals on or after the Benefit Election Date in excess of the AWA ("Excess Withdrawals") because such Excess Withdrawals may significantly reduce or eliminate the value of the benefit (See "Calculating the Benefit Base On or After the Benefit Election Date, Excess Withdrawals"); or

•  you are primarily interested in maximizing the Contract's potential for long-term accumulation rather than building a Benefit Base that will provide guaranteed withdrawals; or

•  there is a significant age disparity between the two Covered Persons; or

•  you do not expect to take SecurePay Withdrawals (especially before the age of 95).

Appendix E demonstrates the operation of the SecurePay rider (with and without the SecurePay Advantage Benefit) using hypothetical examples. You should review Appendix E and consult your sales representative to discuss whether SecurePay suits your needs.

Purchasing the Optional SecurePay Rider

You may purchase the SecurePay rider (with or without SecurePay Advantage) when you purchase your Contract. Or, if the rider is still available for sale, you may exercise the RightTime® option to add it to your Contract at any time prior to the Annuity Commencement Date, provided you satisfy the minimum and maximum age requirements for SecurePay or SecurePay Advantage.

If you purchase the rider under the RightTime® option, the rider will be subject to the terms and conditions of the SecurePay rider in effect at the time it is issued.

Age Requirements for Purchasing the SecurePay Riders. Where the Owner is a corporation, partnership, company, trust, or other "non-natural person," eligibility is determined by the age of the Annuitant. The following age requirements apply whether or not the rider is purchased under the RightTime® option:

•  Minimum Age Requirements. For Contracts purchased before May 1, 2011: for the SecurePay rider by itself, there is no minimum issue age; for the SecurePay rider with the Advantage Benefit, the younger Owner must be age 55 or older on the Rider Effective Date.

  For Contracts purchased on or after May 1, 2011: for the SecurePay rider (with or without SecurePay Advantage), the younger Owner must be age 60 or older on the Rider Effective Date.

•  Maximum Age Requirements. The SecurePay rider is available prior to the Owner's (or older Owner's) 86th birthday.

Important Considerations:

•  You will begin paying the SecurePay Fee as of the Rider Effective Date, even if you do not begin taking SecurePay Withdrawals for many years.

•  You may not cancel the SecurePay rider during the ten years following the Rider Effective Date.

•  We do not refund any SecurePay Fees if the rider terminates for any reason or if you choose not to take SecurePay Withdrawals after the Benefit Election Date.

•  You must comply with our Allocation Guidelines and Restrictions (described below) after the Rider Effective Date.

•  Prior to the Benefit Election Date, you may take partial surrenders according to the terms of your Contract but partial surrenders will proportionally reduce the Benefit Base, and ultimately the value of the SecurePay Withdrawals available to you.

•  You must submit a SecurePay Benefit Election Form to establish the Benefit Election Date and begin taking SecurePay Withdrawals. Partial surrenders taken before the Benefit Election Date are not SecurePay Withdrawals.

•  You may make additional Purchase Payments after the Rider Effective Date, but any Purchase Payments made more than two years after that date do not increase the Benefit Base. See "Calculating the Benefit Base before the Benefit Election Date."

The timing of the SecurePay rider purchase could have a significant impact on the value of the Benefit Base. For example, there are certain advantages to purchasing the SecurePay rider early:

•  We begin reviewing SecurePay Anniversary Values (described below) on the Contract Anniversary following the Rider Effective Date. This means that the earlier you purchase the SecurePay rider, the longer the period of time during which the Benefit Base may increase due to favorable Sub-Account performance. Anniversary Values occurring prior to the Rider Effective Date do not affect the Benefit Base.

•  If you purchase SecurePay when you purchase the Contract, the annual SecurePay Fee is currently 0.10% lower than if you exercise the RightTime® option to purchase SecurePay after that date. The SecurePay Fee for new purchasers and the difference between the fee for the rider purchased at Contract issue and under the RightTime® option may change.

On the other hand, if you purchase SecurePay too early, you may pay the SecurePay Fee for a longer period than is necessary. Additionally, beginning on the Rider Effective Date, you must comply with our Allocation Guidelines and Restrictions (described below), partial surrenders will proportionally reduce the Benefit Base (and therefore the value of SecurePay Withdrawals), and only Purchase Payments made during the first two years following the Rider Effective Date will be included in the Benefit Base.

Please consult your sales representative to discuss the appropriate time for you to purchase the SecurePay rider.

Allocation Guidelines and Restrictions

In order to maintain the SecurePay rider, you must allocate your Purchase Payments and Contract Value in accordance with the Allocation Guidelines and Restrictions that we have established. The Allocation Guidelines and Restrictions are designed to limit our risk under the SecurePay rider.

Specifically, in order to maintain the SecurePay rider, you must: (1) allocate all of your Purchase Payments and Contract Value in accordance with the Allocation by Investment Category guidelines (described below); or (2) allocate all of your Purchase Payments and Contract Value in accordance with one of the three eligible Benefit Allocation Model Portfolios (described below). You may also allocate your Purchase Payments to the dollar cost averaging ("DCA") Fixed Account(s), provided that transfers from the DCA Fixed Account are allocated to the Sub-Accounts in accordance with the Allocation Guidelines and Restrictions described above.

Allocation by Investment Category.  The following Allocation by Investment Category guidelines specify the minimum and maximum percentages of your Contract Value that must be allocated to each of three categories of Sub-Accounts listed below in order for you to remain eligible for benefits under the SecurePay rider (unless you are fully invested in a Benefit Allocation Model, as described above). You can select the percentage of Contract Value to allocate to individual Sub-Accounts within each group, but the total investment for all Sub-Accounts in a group must comply with the specified minimum and maximum percentages for that group.

These Allocation by Investment Category guidelines may not be consistent with an aggressive investment strategy. You should consult with your registered representative to determine if they are consistent with your investment objectives.

NOTE: You may not allocate any of your Purchase Payments or Contract Value to the Fixed Account.

Allocation by Investment Category

Category 1

Minimum Allocation: 35%

Maximum Allocation: 100%

Fidelity VIP Investment Grade Bond	PIMCO VIT Low Duration
Franklin US Government	PIMCO VIT Real Return
Lord Abbett Bond Debenture	PIMCO VIT Short-Term
MFS Research Bond	PIMCO VIT Total Return
Oppenheimer Money Fund	Invesco VI Government Securities
Oppenheimer Global Strategic Income	Invesco VI Balanced Risk Allocation**
PIMCO VIT Long-Term US Government	Templeton Global Bond

Category 2

Minimum Allocation: 0%

Maximum Allocation: 65%

American Funds Asset Allocation Fund	Lord Abbett Calibrated Dividend Growth
Fidelity VIP Contrafund	Lord Abbett Growth and Income
Fidelity VIP Freedom Fund 2015*	Lord Abbett Classic Stock
Franklin Income	Lord Abbett Fundamental Equity
MFS Total Return	MFS Investors Growth
Fidelity VIP Equity Income*	MFS Investors Trust
Fidelity VIP Freedom Funds 2020*	MFS Value
Fidelity VIP Index 500	Mutual Shares
Franklin Rising Dividends	Oppenheimer Main Street
Goldman Sachs Strategic Growth	Invesco VI Comstock
Goldman Sachs Large Cap Value	Invesco VI Growth and Income
Goldman Sachs Structured US Equity*	Invesco VI Equity & Income

Category 3

Minimum Allocation: 0%

Maximum Allocation: 30%

Fidelity VIP Growth*	MFS New Discovery
Fidelity VIP Mid Cap	MFS Research
Franklin Flex Cap Growth	MFS Utilities
Franklin Small Cap Value Securities	Oppenheimer Capital Appreciation
Franklin Small-Mid Cap Growth	Oppenheimer Global
Goldman Sachs VIT Growth Opportunities	Oppenheimer Discovery Mid Cap Growth*
Goldman Sachs Mid Cap Value	Royce Capital Micro-Cap
Goldman Sachs Strategic Intl. Equity	Royce Capital Small-Cap
Goldman Sachs Structured Small Cap Equity*	Templeton Foreign
ClearBridge Mid Cap Core	Templeton Growth
ClearBridge Small Cap Growth	Invesco VI Mid Cap Growth
Lord Abbett Growth Opportunities	Invesco V.I. American Franchise*
Lord Abbett International Opportunities	UIF Global Real Estate
Lord Abbett Mid-Cap Stock	Invesco VI International Growth*
MFS Growth	Invesco VI American Value

*  Not available for Contracts purchased on or after November 2, 2009.

**  Not available for Contracts purchased on or after May 1, 2011.

The Benefit Allocation Model Portfolios. Effective November 2, 2009, each of the Model Portfolios except the Aggressive Growth model will satisfy the SecurePay Rider's Allocation Guidelines and Restrictions, including the Allocation by Investment Category guidelines (the "Benefit Allocation Model Portfolios"). See "Asset Allocation Model Portfolios".

In general, the investment strategies employed by the Benefit Allocation Model Portfolios all include allocations that focus on conservative, high quality bond funds, that combine bond funds and growth stock funds, or that emphasize growth stock funds while including a significant weighting of bond funds. Each of these allocation models seeks to provide income and/or capital appreciation while avoiding excessive risk. If you are seeking a more aggressive growth strategy, the Benefit Allocation Model Portfolios are probably not appropriate for you.

If you allocate your Purchase Payments and Contract Value in accordance with one of the eligible Benefit Allocation Model Portfolios, we will allocate your Purchase Payments and transfers out of the DCA Fixed Accounts, as the case may be, in accordance with the Benefit Allocation Model Portfolio you selected. If you purchase the SecurePay rider under the RightTime® option, we will allocate existing Sub-Account and Fixed Account values to the Benefit Allocation Model Portfolio that you selected. Although you may allocate your Purchase Payments and Contract Value to a Benefit Allocation Model Portfolio, you may only select one Benefit Allocation Model Portfolio at a time. You may, however, change your Benefit Allocation Model Portfolio selection provided the new portfolio is one specifically permitted for use with the SecurePay rider.

Changes to the Allocation Guidelines and Restrictions. For purposes of the Allocation by Investment Category guidelines, we determine in our sole discretion whether a Sub-Account is classified as Category 1, Category 2, or Category 3. We will provide you with prior written notice of any changes in classification of investment options. We may change the list of Sub-Accounts in a group, change the number of groups, change the minimum or maximum percentages of Contract Value allowed in a group, or change the investment options that are or are not available to you, at any time, in our sole discretion. We may make such modifications at any time when we believe the modifications are necessary to protect our ability to provide the guarantees under the SecurePay rider.

With respect to the Benefit Allocation Model Portfolios, we determine in our sole discretion whether a Benefit Allocation Model Portfolio will continue to be available with the SecurePay rider. We may offer additional Benefit Allocation Model Portfolios or discontinue existing Benefit Allocation Model Portfolios at any time in our sole discretion. We may make such modifications at any time when we believe the modifications are necessary to protect our ability to provide the guarantees under the SecurePay rider. We will provide you with prior written notice of any changes to the Benefit Allocation Model Portfolios.

If you receive notice of a change to the Allocation Guidelines and Restrictions, you are not required to take any action. We will continue to apply Purchase Payments you submit without allocation instructions, and process automatic DCA and portfolio rebalancing transfers, according to your Contract allocation established before the Allocation Guidelines and Restrictions changed. We will only apply the new Allocation Guidelines and Restrictions to additional Purchase Payments submitted with new allocation instructions or to future transfers of Contract Value (not including DCA transfers or transfers made to reallocate your Contract Value under the portfolio rebalancing program) because allocation instructions that accompany a Purchase Payment and instructions to transfer Contract Value change your current Contract allocation. This means you will not be able to make additional Purchase Payments submitted with new allocation instructions or transfers of Contract Value until your current allocation instructions meet the Allocation Guidelines and Restrictions in effect at that time (although you will still be required to participate in the portfolio rebalancing program).

Portfolio Rebalancing. You must elect portfolio rebalancing if you select the SecurePay rider. Under this program, we will "re-balance" your Variable Account value based on your allocation instructions in effect at the time of the rebalancing. Whether your Contract Value is invested according to the Allocation by Investment Category Guidelines or a Benefit Allocation Model Portfolio, we will rebalance your Contract Value to restore it to your most recent allocation instructions. You may specify rebalancing on a quarterly, semi-annual, or annual basis. If you do not specify the period, we will rebalance your Variable Account value semi-annually based on the Rider Effective Date. We will also rebalance your Variable Account value each time your Contract allocation is changed, for example, when we receive a request to transfer Contract Value (not including DCA or portfolio rebalancing transfers) or when we receive a subsequent Purchase Payment that is accompanied by new allocation instructions. (See "Portfolio Rebalancing.")

Confirmation of the rebalancing will appear on your quarterly statement and you will not receive an individual confirmation after each reallocation. We reserve the right to change the rebalancing frequency, at any time, in our sole discretion, but we will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change in frequency.

If you terminate the rebalancing of your Variable Account value, we will consider this to be a Prohibited Allocation Instruction and we will terminate your SecurePay rider (see below).

Prohibited Allocation Instructions.  If you instruct us to allocate Purchase Payments or Contract Value, or to take withdrawals or partial surrenders, in a manner that is not consistent with the SecurePay Rider's Allocation Guidelines and Restrictions (a "Prohibited Allocation instruction"), we will terminate your SecurePay rider. For example, if you are following the Allocation by Investment Category Guidelines and you instruct us to transfer 40% of your Contract Value to the Fidelity VIP Contrafund Sub-Account, we will consider this to be a Prohibited Allocation Instruction because the maximum allocation you may make to the Sub-Accounts in Category 3 is 30% of your Contract Value.

For purposes of allocating your Purchase Payments and Contract Value, a Prohibited Allocation instruction includes:

(a)  allocating a Purchase Payment so that the allocation of your Contract Value following the Purchase Payment is inconsistent with the Allocation Guidelines and Restrictions; or

(b)  directing a dollar cost averaging transfer so that the allocation of your Contract Value following the transfer is inconsistent with the Allocation Guidelines and Restrictions; or

(c)  transferring any Contract Value so that the allocation of your Contract Value following the transfer is inconsistent with the Allocation Guidelines and Restrictions; or

(d)  deducting the proceeds of a withdrawal or partial surrender from an Allocation Option so that the allocation of your Contract Value following the withdrawal or surrender is inconsistent with the Allocation Guidelines and Restrictions; or

(e)  terminating the rebalancing of your Contract Value.

If we terminate your SecurePay rider due to a Prohibited Allocation instruction, you may reinstate the rider subject to certain conditions. See "Reinstating the SecurePay Rider Within 30 Days of Termination."

Special Note For SecurePay Riders Issued Before December 1, 2008. Effective December 1, 2008, we revised the Allocation Guidelines and Restrictions for the SecurePay rider. Prior to that date, in order to maintain the SecurePay rider, an Owner was required to allocate Purchase Payments and Contract Value in accordance with one of several specified asset allocation models developed for Protective by Mesirow Financial (the "Mesirow Model Portfolios"). If you had Contract Value in a Mesirow Model Portfolio on December 1, 2008, your Contract Value and any additional Purchase Payments you submit without allocation instructions will remain allocated in accordance with that Model until you request a change in your Contract allocation (e.g., by submitting a Purchase Payment with new allocation instructions or instructing us to transfer your Contract Value). Once you request a change, however, your new Contract allocation (and any future allocation instructions) must satisfy the Allocation Guidelines and Restrictions by either being invested in accordance with the Allocation by Investment Category guidelines or in accordance with one of the three currently eligible Benefit Allocation Model Portfolios. If it does not, we will consider your allocation to be a Prohibited Allocation Instruction and we will terminate your SecurePay rider. Please note that if you are still invested in a Mesirow Model Portfolio and you terminate the rebalancing of your Contract Value, we will consider this to be a Prohibited Allocation Instruction and we will terminate your SecurePay rider.

Beginning Your SecurePay Withdrawals

You must submit a completed SecurePay Benefit Election Form to our Administrative Office to establish the Benefit Election Date and begin taking SecurePay Withdrawals under the rider.

•  Even though the SecurePay rider is in effect as of the Rider Effective Date and we begin the SecurePay Fee deductions on that date, any partial surrenders made before we receive your SecurePay Benefit Election Form will not qualify as SecurePay Withdrawals.

You should carefully consider when to establish the Benefit Election Date and begin taking SecurePay Withdrawals.

•  The Benefit Election Date may not be earlier than the date the Covered Person (or the younger Covered Person if a Joint Life Coverage option is selected) reaches age 59 1/2 or older.

•  All Contract withdrawals taken on or after the Benefit Election Date are considered either SecurePay Withdrawals or Excess Withdrawals and are subject to the Annual Withdrawal Amount.

•  You may not make additional Purchase Payments on or after the Benefit Election Date. In most cases, if the Company receives a Purchase Payment on or after the Benefit Election Date, the Company will return it to the address on file. If the amount of the Purchase Payment would be sufficient to purchase another Contract, however, you will be given the option of purchasing a new Contract.

•  You may limit the value of the benefit if you begin taking SecurePay Withdrawals too soon. For example, SecurePay Withdrawals reduce your Contract Value (but not the Benefit Base) and may limit the potential for increasing the Benefit Base through higher Contract Values on Contract Anniversaries. Also, if your Benefit Election Date is within the two years of the Rider Effective Date, you will shorten the period of time during which you could increase your Benefit Base because you may not make additional Purchase Payments on or after the Benefit Election Date.

•  Conversely, if you delay establishing the Benefit Election Date, you may shorten the Benefit Period due to life expectancy, thereby limiting the time during which you may take SecurePay Withdrawals, so you may be paying for a benefit you are not using.

•  Selecting the SecurePay Advantage Benefit may impact your decision of when to establish your Benefit Election Date. For more information, see "SecurePay Advantage Benefit" below.

Please consult your sales representative regarding the appropriate time for you to establish the Benefit Election Date and begin taking SecurePay Withdrawals.

Important Considerations

•  All withdrawals, including SecurePay Withdrawals, reduce your Contract Value and death benefit. Surrender Charges and federal and state income taxes may apply, as well as a 10% federal penalty tax if a withdrawal occurs before the Owner reaches age 59 1/2. See "Charges and Deductions, Surrender Charge" and "Taxation of Partial and Full Surrenders."

•  All withdrawals, including SecurePay Withdrawals, count towards the penalty-free withdrawal amount under the Contract. However, we do not assess the Surrender Charge on SecurePay Withdrawals, even when Surrender Charges would apply if the withdrawal was not a SecurePay Withdrawal. We do impose a Surrender Charge on Excess Withdrawals. See "Charges and Deductions, Surrender Charge" and "Taxation of Partial and Full Surrenders."

  The SecurePay rider is designed for you to take SecurePay Withdrawals each Contract Year. SecurePay Withdrawals are aggregate withdrawals during any Contract Year on or after the Benefit Election Date that do not exceed the Annual Withdrawal Amount. Aggregate withdrawals during any Contract Year on or after the Benefit Election Date that exceed the Annual Withdrawal Amount are "Excess Withdrawals." You should not purchase the SecurePay rider if you intend to take Excess Withdrawals.

•  Excess Withdrawals could reduce your Benefit Base by substantially more than the actual amount of the withdrawal (described below).

•  Excess Withdrawals may result in a significantly lower AWA in the future.

•  Excess Withdrawals may significantly reduce or eliminate the value of the SecurePay benefit.

Determining the Amount of Your SecurePay Withdrawals

The AWA is the maximum amount of SecurePay Withdrawals permitted each Contract Year. We determine your initial AWA as of the end of the Valuation Period during which we receive your completed SecurePay Benefit Election form at our Administrative Office in good order by multiplying your Benefit Base on that date by the "Maximum Withdrawal Percentage".

(1)  Maximum Withdrawal Percentage for SecurePay Riders Purchased On or After May 1, 2009 (or later, subject to state approval):

(a)  If you do not select the SecurePay Advantage Benefit, then where there is a single Covered Person, the Maximum Withdrawal Percentage under the SecurePay rider is 5.0% and where two spouses are Covered Persons, the Maximum Withdrawal Percentage is 4.5%

(b)  If you select the SecurePay Advantage Benefit, then we apply a Maximum Withdrawal Percentage based on the age bands set forth in the following chart:

Age of (Younger) Covered Person(s) on Benefit Election Date	Maximum Withdrawal Percentage
59 1/2 through 74 (SecurePay for two spouses)	4.5%
59 1/2 through 74 (SecurePay for one person)	5.0%
75 and older (SecurePay for two spouses)	5.5%
75 and older (SecurePay for one person)	6.0%

(2)  Maximum Withdrawal Percentage for SecurePay Riders Purchased Before May 1, 2009:

If you purchased a SecurePay rider by itself (without the SecurePay R72 Benefit), then we will apply a Maximum Withdrawal Percentage based on the age bands set forth in the following chart:

	Maximum Withdrawal Percentage
Age of (Younger) Covered Person(s) on Benefit Election Date	If Benefit Election Date is Less Than 10 Years after Rider Effective Date	If Benefit Election Date is 10 Years or More after Rider Effective Date
59 1/2 through 69 (SecurePay for two spouses)	4.5%	5.5%
59 1/2 through 69 (SecurePay for one person)	5.0%	6.0%
70 and older (SecurePay for two spouses)	5.5%	6.5%
70 and older (SecurePay for one person)	6.0%	7.0%

For example: Assume the Owner/Covered Person was age 65 on the Rider Effective Date, 5 years passed between the Rider Effective Date and the Benefit Election Date, and the Benefit Base was $100,000. Because the Covered Person is now 70 years old, the Maximum Withdrawal Percentage would be 6.0%, and the AWA would equal $6,000 ($100,000 x .06). If on the Benefit Election Date the same Owner wants SecurePay Withdrawals based upon himself and his 64 year-old spouse, then the Maximum Withdrawal Percentage would be 4.5% and the AWA would equal $4,500 ($100,000 x .045) because there are two Covered Persons and the younger of the two is less than 70 years old on the Benefit Election Date.

For hypothetical examples of the SecurePay rider issued before May 1, 2009 (without the SecurePay R72 Benefit) please see Appendix G in this prospectus.

Note:  If you delay the Benefit Election Date by 10 or more years following the Rider Effective Date, then you will be permitted to withdraw a greater amount each year once you begin taking SecurePay Withdrawals. This may be a factor for you to consider when deciding when to establish the Benefit Election Date and begin taking SecurePay Withdrawals. Please see the discussion titled Beginning Your SecurePay Withdrawals in the "Guaranteed Lifetime Withdrawal Benefit ("SecurePay") With RightTime® Option" section of the prospectus for other factors to consider when making this decision.

Note:  If you purchased a SecurePay rider before May 1, 2009 with the SecurePay R72 Benefit, then we will apply a different Maximum Withdrawal Percentage. Please see Appendix F: The SecurePay R72 Benefit (Not Available On or After May 1, 2009) and Appendix H: Example of the SecurePay Rider with the SecurePay R72 Benefit for Contract Owners Who Purchased the Rider Before May 1, 2009.

SecurePay ME®: Increased AWA for Certain Medical Conditions

If you have certain medical conditions, and you have held your Contract for two years or more, you may qualify for an increase in your AWA at the time you establish your Benefit Election Date. You may not apply for an increased AWA after the Benefit Election Date.

Note: The two-year waiting period for SecurePay ME® begins on the Contract's Effective Date (not necessarily when you select the SecurePay rider). A new waiting period begins if ownership of the Contract changes.

At present, the maximum age at which you may apply for a medical evaluation of your benefit under the SecurePay rider and request SecurePay ME is age 75. We reserve the right to change this maximum age, so that in the future the maximum age for medical evaluation may increase or decrease. We determine the maximum age based on a variety of factors including current life expectancies, developments in medical treatment and technology, and the costs to us of providing the SecurePay ME benefit, as well as the costs of the various death benefits we make available under the Contract.

After receiving your application for SecurePay ME, we will determine, in our sole discretion, whether a medical condition will qualify for an increased benefit under SecurePay ME and, if so, the amount of the increase. In general, in order to qualify for an increased AWA, the medical condition must be one which significantly reduces life expectancy. Our evaluation of life expectancy will be based on a review of the medical records made available to us and our assessment of the specific characteristics and severity of an impairment or impairments, including, but not limited to, our judgment as to your individual medical condition and the likelihood of improved medical treatment for that condition. Based upon this evaluation, we will assign a life expectancy or "table" rating in accordance with the guidance provided in standard industry underwriting manuals and written company guidelines specific to assessing longevity in the context of annuity payments, rather than life insurance underwriting. The table rating will correspond to an estimated decrease in life expectancy compared to other persons of the same age and gender without significant medical impairments. Because of their complexity or severity, or both, certain impairments or combinations of impairments will require the expertise and knowledge of our Medical Director, who will assist us in determining the appropriate life expectancy table rating. As part of this process, the Medical Director will review the medical records in light of our underwriting manual/guidelines and pertinent medical literature.

After a table rating has been assigned, it will be used to determine whether, and the extent to which, we will increase the AWA. Table ratings currently range from 1 to 16. The higher the table rating, the greater the estimated decrease in longevity. In order to qualify for an increased AWA, the estimated decrease in longevity currently must be greater than or equal to 25%. The table rating required to hit this threshold will vary depending on your age and sex. We also will take into account our experience and expectations regarding the mortality of the entire pool of Covered Persons under all SecurePay riders, as well as the investment performance of the required allocations under the rider's Allocation Guidelines and Restrictions and our expectations regarding the securities markets in general. The factors upon which we base our decision, the weight we give to each factor and the table rating requirements may change periodically. From time to time, we will publish examples of conditions that would typically qualify for an increase in your AWA. If we determine that an increase in your AWA is warranted, the Maximum Withdrawal Percentage that you receive will be from 0.25% to 2.00% higher than you would otherwise receive. The amount of any increase in the Maximum Withdrawal Percentage that we may make available will apply consistently to all similarly rated applicants. After the Benefit Election Date, the amount of your increase will not change. An increase in your AWA will not affect the amount of the SecurePay Fee, although we may charge a processing fee to establish SecurePay ME, as described below.

Note:  SecurePay ME® may not be available in all states. We reserve the right to discontinue this benefit at any time.

How to Apply for an Increased AWA. You may ask for a determination as to whether you (or in the case of Joint Life Coverage, you and/or your spouse) qualify for an increased AWA because of certain serious medical conditions if you have held your contract for two or more years and if you (or the younger of you and your spouse) are at least 59 1/2 years old.

If you believe you may qualify for an increased AWA, you should provide Written Notice to us in order to begin the process. Among other things, you must complete a SecurePay MESM questionnaire and authorize us to obtain copies of your medical records and a statement from your attending physician as well as certain other personal information.

If we determine that you do not qualify for the increased AWA, you may request a subsequent determination of qualification if one year or more has passed since the previous determination of qualification.

Note: You may not apply for an increased AWA after the Benefit Election Date.

In the case of a Contract with two Owners who are spouses, or if there is one Owner and a spouse who is the sole Primary Beneficiary, a request may be made for a determination regarding an increased AWA for Single Coverage for the older of the spouses or for Joint Coverage for both spouses. If you request Joint Coverage, we will require a medical evaluation of both spouses and advise you of our determination with respect to Single and Joint Coverage. Although the base AWA available under the SecurePay rider for Joint Coverage with the SecurePay Advantage Benefit is based upon the younger of the two spouses, the determination as to the amount of the increase available for Joint Coverage, if any, will be the smaller increase attributable to each Covered Person. The increased AWA will continue for the lives of both spouses.

Note: Although Single Coverage may provide a higher AWA than Joint Coverage, you should consider that Single Coverage terminates upon the death of the Covered Person following the Benefit Election Date.

We will assess a charge for evaluating your request for an increased AWA only if we determine that you qualify for an increased AWA and you elect to begin taking your SecurePay Withdrawals at the increased AWA. However, if you request an increase in AWA under the SecurePay ME feature more than twice, we will deduct the charge from your current Contract Value whether or not we determine that you qualify for an increased AWA and whether or not you begin taking your SecurePay Withdrawals at the increased AWA.

The current fee is $150 for each person designated as a "Covered Person" in the Benefit Election Form, in other words, $150 for Single Coverage and $300 for Joint Coverage if the AWA is increased. Although we may increase this charge, it will not be more than $300 per Covered Person. We will deduct the charge from your current Contract Value when you submit your Benefit Election Form.

Electing to Begin Your SecurePay Withdrawals after a Determination that You are Eligible for an Increased AWA.  We must receive your Benefit Election Form at our Administrative Office within 6 months after the date we notify you that you are eligible for the increased AWA. If we do not receive this form within this time period, we will not increase your AWA, but you may request a subsequent determination of qualification if one year or more has passed since the previous determination of qualification.

SecurePay NHSM: Increased AWA Because of Confinement in Nursing Home (For contracts issued on or after May 1, 2008)

If you are confined to a nursing home, you may be eligible for an increased Annual Withdrawal Amount ("AWA") with our SecurePay NHSM (Nursing Home Enhancement) feature. This feature is included at no additional charge with the SecurePay rider.

SecurePay NH may not be available in all states and may not be available with new contracts in the future, please check with your financial advisor to determine availability.

What is SecurePay NH?  If you qualify for the SecurePay NH benefit during a contract year, we will double the AWA to which you are currently entitled for that year, not to exceed 10% of your Benefit Base.

Eligibility for SecurePay NH Benefits.  To qualify for the increased AWA under SecurePay NH, the Covered Person must:

1.  have established the Benefit Election Date or establish the Benefit Election Date when he or she applies for the SecurePay NH benefit;

2.  (a) be currently confined to a Nursing Home, as defined below, (b) have been confined to a Nursing Home for at least 90-days immediately preceding your application for the SecurePay NH benefit; and (c) have a reasonable expectation that he or she will continue to be confined to a Nursing Home; and

3.  be unable to perform at least two of the six Activities of Daily Living described below, or be diagnosed with a Severe Cognitive Impairment.

Ineligibility.  You are not eligible for the SecurePay NH benefit if you were in a nursing home during the one year preceding your purchase of a SecurePay rider, or you are confined to a nursing home during the year following your purchase of the Rider.

Nursing Home:  For purposes of determining your eligibility for the SecurePay NH benefit, a "Nursing Home" is defined as a facility (or portion of a facility) primarily engaged in providing continuous, on-going nursing care to its residents in accordance with the authority granted by a license issued by State or Federal government (or granted pursuant to state certification or operated pursuant to law if your state neither licenses nor certifies such facilities), and qualified as a "skilled nursing home facility" under Medicare or Medicaid. A "Nursing Home" does not include: a hospital or clinic; a facility operated primarily for the treatment of alcoholism or drug addiction; or, an assisted living facility engaged primarily in custodial care.

Activities of Daily Living (ADL).  Under the SecurePay NH benefit, "Activities of Daily Living" refer to the following functions relating to the Covered Person's ability to live independently:

•  Bathing — The ability to wash oneself by sponge bath or in either a tub or shower, including the task of getting into or out of the tub or shower.

•  Continence — The ability to maintain control of bowel and bladder function, or when unable to maintain control of bowel or bladder function, the ability to perform associated personal hygiene, including caring for the catheter or colostomy bag.

•  Dressing — The ability to put on and take off all items of clothing and any necessary braces, fasteners or artificial limbs.

•  Eating — The ability to feed oneself by getting food into the body from a receptacle, such as a plate, cup, or table, or by feeding tube or intravenously.

•  Toileting — The ability to get to and from the toilet, getting on and off the toilet, and performing associated personal hygiene.

•  Transferring — The ability to move into or out of a bed, chair or wheelchair.

Severe Cognitive Impairment.  For purposes of determining eligibility for SecurePay NH, Severe Cognitive Impairment is a loss or deterioration of intellectual capacity that is comparable to (and includes) Alzheimer's disease and similar forms of irreversible dementia.

Two Covered Persons.  If you selected the Joint Life Coverage Option when you established your Benefit Election Date, both Covered Persons must satisfy the eligibility requirements for the increased SecurePay NH benefit.

Applying for Increased AWA under SecurePay NH.

Initial Application.  To apply for an increased AWA under SecurePay NH, you must submit an application certifying that the Covered Person meets the conditions for qualification under SecurePay NH. This certification must be signed by the Covered Person's Physician. If the Owner is unable to submit an application for an increased AWA on his or her own behalf, we will accept an application on behalf of an Owner from a person who provides satisfactory proof that they have legally assumed care, custody, and representation of the incapacitated Owner. Typically, this would be a valid power of attorney or an order of conservatorship from a court of competent jurisdiction.

The certifying Physician must be a medical doctor currently licensed by a state Board of Medical Examiners, or similar authority in the United States, acting within the scope of his or her license. We may require an examination of the Covered Person by a Physician of our choice at our expense. In the event of a conflict between the medical opinions, the opinion of our Physician shall prevail.

Re-Certification of Eligibility.  Beginning with the second Contract Anniversary following the Qualification Date, you must submit a re-certification of eligibility not less than 10, nor more than 30 days prior to each applicable Contract Anniversary. We will notify you at least 30 days before the re-certification is due.

The re-certification must certify that the Covered Person continues to meet the conditions for eligibility under SecurePay NH, and must be signed by the Covered Person's physician. We may require an examination by a physician of our choice at our expense. In the event of a conflict between the medical opinions, the opinion of our physician will prevail.

We will notify you if you fail to qualify for continued eligibility for the SecurePay NH benefit. For any Contract Year during which the Covered Person fails to qualify for the Nursing Home Enhancement, we calculate the Annual Withdrawal Amount according to the terms of the SecurePay rider you purchased.

Determining Your Increased AWA under SecurePay NH

Initial Qualifying Year.  Qualification for an increased AWA under SecurePay NH may increase the Annual Withdrawal Amount available for the Contract Year during which you qualify. An increase in the Annual Withdrawal Amount will not change the effect of any withdrawal that occurred prior to the Qualification Date. Thus, if you took an Excess Withdrawal during the Contract Year before you were notified that you qualify for the SecurePay NH increased AWA, your earlier withdrawal would still be treated as an Excess Withdrawal under SecurePay.

If your aggregate withdrawals during the qualifying Contract Year are less than or equal to the Annual Withdrawal Amount in effect prior to the Qualification Date, we will recalculate the remaining Annual Withdrawal Amount for that Contract Year as of the Qualification Date by multiplying the Benefit Base on that date by the enhanced Maximum Withdrawal Percentage, and subtracting all prior non-Excess Withdrawals taken since the later of the Benefit Election Date or the most recent Contract Anniversary.

Example: Five Years ago, after turning age 75, Elisabeth elected the SecurePay rider. She is now 80 years old and has a Benefit Base and Contract Value of $100,000. She now has a Maximum Withdrawal Percentage of 6%. Her AWA is $6,000 (6% * $100,000).

In February of the current Contract Year, Elisabeth takes a SecurePay Withdrawal of $6,000. Assume that in March, Elisabeth qualifies for an enhanced Maximum Withdrawal Percentage of 10% under SecurePay NH and her Benefit Base is still $100,000. Her new AWA is $10,000 ($100,000 * 10%) and her remaining AWA for the current Contract Year is $4,000 ($10,000 – $6,000).

If you have taken an Excess Withdrawal during the qualifying Contract Year prior to the Qualification Date, we will recalculate the remaining Annual Withdrawal Amount for that Contract Year by subtracting the Maximum Withdrawal Percentage identified on the Benefit Election Date from the enhanced Maximum Withdrawal Percentage provided by this endorsement, and multiplying the difference in those percentages by the Benefit Base on the Qualification Date.

Example: Five Years ago, after turning age 75, Elisabeth elected the SecurePay rider. She is now 80 years old and has a Benefit Base and Contract Value of $100,000. She now has a Maximum Withdrawal Percentage of 6%. Her AWA is $6,000 (6% * $100,000).

In February of the current Contract Year, Elisabeth takes a SecurePay Withdrawal of $6,000 and an Excess Withdrawal of $4,000. Her new Benefit Base after the Excess Withdrawal is $95,745 ($100,000 – $4,000 / $94,000 * $100,000). Assume that in March, Elisabeth qualifies for an enhanced Maximum Withdrawal Percentage of 10% under SecurePay NH and her Benefit Base is still $94,745. Her new AWA is $9,575 ($95,745 * 10%) and her remaining AWA for the current Contract Year is $3,830 ((10% – 6%) * $95,745).

Notice of Qualification.  We will include the amount of the increase in the Annual Withdrawal Amount for the qualifying year in the notice that confirms the Covered Person's qualification for the Nursing Home Enhancement.

Subsequent Contract Years.  In subsequent Contract Years in which you are eligible for the Nursing Home Enhancement, we multiply the Benefit Base on the Contract Anniversary by the enhanced Maximum Withdrawal Percentage to determine the Annual Withdrawal Amount for that Contract Year. For any year which you are not eligible for the Nursing Home Enhancement, we determine the Annual Withdrawal Amount, if any, according to the terms of the SecurePay rider you purchased.

Availability of SecurePay NH Benefit after Annuitization.  Once the Contract has been annuitized, you may no longer submit an application for an increased AWA under the SecurePay NH benefit. Thus, you may no longer apply for the increased AWA after —

•  you choose to apply your Annuity Value to an Annuity Option under the Contract;

•  the Maximum Annuity Commencement Date under the Contract is reached; or

•  the Contract Value is reduced to zero due to the deduction of fees or a SecurePay Withdrawal and an Annuity Commencement Date is established.

Thus, if you have not qualified for, and have not begun receiving, an increased AWA under the SecurePay NH benefit when the Contract has been annuitized, you will not be able to receive an increased annuity payment even if you would have later qualified for the SecurePay NH benefit. If you have already qualified for, and are receiving, an increased AWA under the SecurePay NH when the Contract is annuitized because the Maximum Annuity Commencement Date is reached or the Contract Value is reduced to zero, you will continue to receive the increased annuity payment according to the terms of your rider. Specifically, you will receive the increased payments for the life of the covered person(s). You will not need to re-certify your eligibility for the increased payments under the SecurePay NH benefit after your annuity payments begin.

Termination and Reinstatement of the SecurePay NH Benefit.  The SecurePay NH benefit terminates when your SecurePay rider terminates. The SecurePay rider terminates when the Contract is annuitized. If your SecurePay rider is reinstated, your SecurePay NH benefit will also be reinstated.

Tax Considerations for SecurePay NH.  The tax treatment of SecurePay NH is uncertain in several respects. Please see "Federal Tax Matters, Tax Consequences of SecurePay Rider" and "Qualified Retirement Plans: SecurePay rider." If you are considering purchasing a Qualified Contract with SecurePay, you should consult a tax adviser because the addition of the SecurePay rider could affect the qualification of your Contract and/or the Qualified Plan associated with your Contract.

Selecting Your Coverage Option

If both Owners of the Contract are spouses, or if there is one Owner and a spouse who is the sole Primary Beneficiary, you must indicate on the SecurePay Benefit Election Form whether there will be one or two Covered Persons. Please pay careful attention to this designation, as it will impact the Maximum Withdrawal Percentage and whether the SecurePay Withdrawals will continue for the life of the surviving spouse. The various coverage options are illustrated in the following table:

	Single Life Coverage	Joint Life Coverage
Single Owner/Non-spouse Beneficiary	Covered Person is the Owner. SecurePay rider expires upon death of Covered Person following the Benefit Election Date.	N/A
Single Owner/Spouse Beneficiary	Covered Person is the Owner. SecurePay rider expires upon death of Covered Person following the Benefit Election Date. Upon death of Covered Person following the Benefit Election Date the surviving spouse may exercise the RightTime® option if he or she continues the Contract under the spousal continuation provisions. We will waive the 5-year waiting period.

Both are Covered Persons. SecurePay rider expires upon death of last surviving Covered Person following the Benefit Election Date. If SecurePay Advantage Benefit is selected, Maximum Withdrawal Percentage is based on the younger Covered Person. If the surviving spouse continues the Contract, SecurePay Withdrawals will continue unless declined.

Joint Owner/Non-spouse 2nd Owner	Covered Person is older Owner. SecurePay rider expires upon the death of the Covered Person following the Benefit Election Date.	N/A
Joint Owner/Spouse 2nd Owner
Covered Person is older Owner.
SecurePay rider expires upon death of Covered Person following the Benefit Election Date. Upon death of the older Owner, the surviving spouse may exercise the RightTime® option if he or she continues the Contract under the spousal continuation provisions. We will waive the 5-year waiting period.
Both are Covered Persons. SecurePay rider expires upon death of last surviving Covered Person following the Benefit Election Date. If SecurePay Advantage Benefit is selected, Maximum Withdrawal Percentage is based on the younger Covered Person. If the surviving spouse continues the Contract, SecurePay Withdrawals will continue without change unless declined.

Note:  A change of Covered Persons after the Benefit Election Date will cause the SecurePay rider to terminate and any scheduled SecurePay Withdrawals to cease. The Owner(s) may purchase a new SecurePay rider under the RightTime® option without the normal five-year waiting period. See "Purchasing a New SecurePay Rider After Termination of the Prior SecurePay Rider."

Changing Beneficiaries — Single Owner with Joint Life Coverage

After selecting Joint Life Coverage, a single Owner may decide to remove a spouse Beneficiary or add additional Primary Beneficiaries. This would constitute a change of Covered Persons after the Benefit Election Date, and upon notification of the change, we will terminate the SecurePay rider. In addition, whether a spouse continues the contract could affect the rights and benefits under the SecurePay rider and could have tax consequences. (See "Tax Consequences — Treatment of Civil Unions and Domestic Partners.")

Similarly, if an Owner adds a spouse as a sole Primary Beneficiary after selecting Single Life Coverage and wants to convert to Joint Life Coverage, the Owner may terminate the SecurePay rider provided it has been 10 years or more since the Rider Effective Date and exercise the RightTime® option (if we are still offering SecurePay) to purchase a new SecurePay rider. See "Purchasing a New SecurePay Rider after Termination of the Prior SecurePay Rider."

Calculating the Benefit Base Before the Benefit Election Date

The Benefit Base is used to calculate the AWA and determine the SecurePay Fee. As the Benefit Base increases, the AWA and the amount of the SecurePay Fee increase. Your Benefit Base can never be more than $5 million.

Note:  The Benefit Base is only used to calculate the AWA and the SecurePay Fee; it is not a cash value, surrender value, or death benefit, it is not available to Owners, it is not a minimum return for any Sub-Account, and it is not a guarantee of any Contract Value.

Note: Between May 1, 2008 and May 1, 2009, we offered the SecurePay R72 Benefit, which was designed to provide for potential increases in your Benefit Base of up to 7.2% each Contract Anniversary during a specified period, even if your Contract Value has not increased. Effective May 1, 2009, the SecurePay R72 Benefit is no longer available for purchase with the SecurePay rider, even if you purchased your Contract prior to May 1, 2009 and you purchase the rider on or after May 1, 2009 by exercising the RightTime® option. For information on the SecurePay R72 Benefit, please see Appendix F: SecurePay R72 Benefit (Not Available On or After May 1, 2009).

On the Rider Effective Date, we will determine your initial Benefit Base. If you purchase the SecurePay rider when you purchase the Contract, the Benefit Base is initially equal to your initial Purchase Payment. If you purchase the SecurePay rider after the Contract has been issued by exercising the RightTime® option, the Benefit Base is initially equal to the Contract Value as of the Rider Effective Date.

Thereafter, we increase the Benefit Base dollar-for-dollar for each Purchase Payment made within 2 years of the Rider Effective Date. We reduce the Benefit Base for each partial surrender from the Contract prior to the Benefit Period in the same proportion that each partial surrender reduces the Contract Value as of the date we process the partial surrender request.

Example: Assume your Benefit Base is $100,000, but because of poor Sub-Account performance your Contract Value has fallen to $90,000. If you make a $9,000 partial surrender, thereby reducing your Contract Value by 10% to $81,000, we would reduce your Benefit Base also by 10%, or $10,000, to $90,000.

On each Contract Anniversary following the Rider Effective Date, we will increase the Benefit Base to equal the "SecurePay Anniversary Value" if that value is higher than the Benefit Base. On each Contract Anniversary, the "SecurePay Anniversary Value" is equal to your Contract Value on that

Contract Anniversary minus any Purchase Payments made two or more years after the Rider Effective Date. If we receive a partial surrender request on a Contract Anniversary, we will deduct the partial surrender from Contract Value before calculating the SecurePay Anniversary Value.

On each Contract Anniversary, we may also increase the Benefit Base if you have selected the SecurePay rider with the SecurePay Advantage Benefit (as described below).

SecurePay Advantage Benefit (Available On or After May 1, 2009)

Under the SecurePay Advantage Benefit, we will recalculate your Benefit Base on each Contract Anniversary during a specified period (the "Roll-up Period") to equal the greatest of:

(1)  the Benefit Base on that Contract Anniversary;

(2)  the SecurePay Anniversary Value on that Contract Anniversary (as described above); or

(3)  the SecurePay Roll-up Value, which is equal to:

(a)  the most recently calculated Benefit Base prior to that Contract Anniversary; plus

(b)  5.0% of the Benefit Base on the previous Contract Anniversary, reduced proportionately for partial surrenders made since that anniversary (the "roll-up" amount). This means that we will reduce the "roll-up" amount for each partial surrender made since the previous Contract Anniversary in the same proportion that each partial surrender reduced the Contract Value as of the date we processed the partial surrender request.

    If you purchase the rider when you purchase the Contract (not under RightTime) we will include Purchase Payments made within the first 120 days following the Contract Effective Date when calculating the roll-up amount on the first Contract Anniversary. For example, if your initial Purchase Payment on the Contract Effective Date is $50,000 and we receive an additional $100,000 Purchase Payment 90 days later, then assuming you do not take any partial surrenders during the first Contract Year, the roll-up amount on the first Contract Anniversary will be $7,500 (($50,000 + $100,000) x 5.0%).

Note: If the SecurePay Anniversary Value is consistently higher than the SecurePay Roll-up Value (because your Contract Value is generally increasing by more than 5.0% each Contract Year), the SecurePay Roll-up Value may never be used to increase your Benefit Base.

When we calculate the SecurePay Roll-up Value on the first Contract Anniversary following the Rider Effective Date, we will apply the 5.0% to the Benefit Base on the Rider Effective Date to determine the "roll-up" amount, and then reduce the "roll-up" amount proportionately for partial surrenders made since the Rider Effective Date. We will then add the reduced "roll-up" amount to the most recently calculated Benefit Base prior to the first Contract Anniversary to determine the SecurePay Roll-up Value. The Benefit Base can never be greater than $5 million.

Example: Assume on the Rider Effective Date your Benefit Base is $100,000. Three months later, assume your Contract Value is $103,000 and you take a partial surrender of $10,300, reducing your current Contract Value to $92,700, which results in a decrease of 10% (($103,000 – $92,700)/$103,000). Because of the partial surrender, we will reduce your Benefit Base by 10% as well, to $90,000. Also assume that one month later your Contract Value increased from $92,700 to $94,000 due to favorable market performance and you do not make any additional Purchase Payments or partial surrenders.

On the first Contract Anniversary, we will determine the SecurePay Roll-up Value by adding the most recently calculated Benefit Base ($90,000) to 5.0% of the Benefit Base on the previous Contract Anniversary (the Rider Effective Date), increased by any Purchase Payments made within 120 days of the Contract Effective Date and reduced proportionately for partial surrenders made since that anniversary. The Benefit Base on the Rider Effective Date was $100,000, and

5.0% of $100,000 = $5,000. However, because a partial surrender was made during the year, we will reduce this "roll-up" amount in the same proportion that the partial surrender reduced the Contract Value, which was 10%. Because 10% of the "roll-up" amount is $500, the reduced "roll-up" amount is $4,500 ($5,000 – $500). We then calculate the SecurePay Roll-up Value by adding the "roll-up" amount of $4,500 to $90,000 (the most recently calculated Benefit Base), and determine that the SecurePay Roll-up Value is $94,500.

We will then recalculate your Benefit Base on the first Contract Anniversary to equal the greatest of:

(1)  the Benefit Base on that Contract Anniversary ($90,000);

(2)  the SecurePay Anniversary Value on that Contract Anniversary ($94,000); or

(3)  the SecurePay Roll-up Value ($94,500).

We will set your Benefit Base equal to $94,500 because the SecurePay Roll-up Value is greater than the Benefit Base on that Contract Anniversary and the SecurePay Anniversary Value on that Contract Anniversary.

Note: Partial surrenders could reduce your SecurePay Roll-up Value by substantially more than the actual amount of the partial surrender. For example, assume your Benefit Base at the beginning of the Contract Year is $100,000. Assuming that you do not make any additional Purchase Payments or partial surrenders, the SecurePay Roll-up Value on the next Contract Anniversary would be $105,000 ($100,000 + $5,000 (the 5.0% "roll-up" amount)).

Assume instead, however, that during the Contract Year you make a partial surrender of $45,000 and your Contract Value at that time is $90,000 (i.e., the partial surrender is 50% of your Contract Value). Both the Benefit Base and the "roll-up" amount are also reduced by 50%, to $50,000 and $2,500, respectively. This would result in a SecurePay Roll-up Value of $52,500 on the next Contract Anniversary ($50,000 + $2,500), rather than $105,000. Thus, the $45,000 partial surrender would reduce the SecurePay Roll-up Value by more than $45,000 — it would reduce it by $52,500 ($105,000 – $52,500).

The Roll-up Period begins on the Rider Effective Date and ends on the earliest of:

(1)  the next Valuation Day following the 10th Contract Anniversary after the Rider Effective Date;

(2)  the Benefit Election Date; or

(3)  the date the SecurePay rider terminates (see "Terminating the SecurePay Rider").

If the Roll-up Period ends, the SecurePay Advantage Benefit may not terminate. The SecurePay Advantage Benefit will only end upon termination of the SecurePay rider. We will continue to assess the increased SecurePay Fee until the SecurePay rider terminates. Also, we will only include the SecurePay Roll-up Value when calculating your Benefit Base while the Roll-up Period is in effect.

Note:  This means that if the Roll-up Period ends because you have established the Benefit Election Date, we will still continue to assess the increased SecurePay Fee until termination of the SecurePay Rider. We also will assess the increased SecurePay Fee during times when the Roll-up Period has expired.

Note:  Once you establish your Benefit Election Date, you will no longer receive any additional value from the SecurePay Advantage Benefit. On the other hand, delaying the Benefit Election Date may limit the time during which you may take SecurePay Withdrawals, due to life expectancy. See "Beginning Your SecurePay Withdrawals." You should carefully weigh the advantages of the SecurePay Advantage Benefit with the disadvantages of delaying taking SecurePay Withdrawals.

Calculating the Benefit Base On or After the Benefit Election Date

We continue calculating the Benefit Base after the Benefit Election Date in the same manner as we did prior to the Benefit Election Date, except withdrawals are treated differently. The effect of a withdrawal on the Benefit Base depends on whether the withdrawal is a SecurePay Withdrawal or an Excess Withdrawal. An Excess Withdrawal is any withdrawal after the Benefit Election Date which, when aggregated with all prior withdrawals during that Contract Year, exceeds the Contract Year's Annual Withdrawal Amount.

If you have selected the SecurePay Advantage Benefit, we will not calculate the SecurePay Roll-up Value on or after the Benefit Election Date.

SecurePay Withdrawals

SecurePay Withdrawals do not reduce the Benefit Base. Therefore, if all your withdrawals during the Benefit Period are SecurePay Withdrawals, your Annual Withdrawal Amount will never decrease and you may continue to withdraw at least that amount for the lifetime of the Covered Person (or the last surviving Covered Person, if you selected Joint Life Coverage).

If your Benefit Base increases on a Contract Anniversary, your Annual Withdrawal Amount and therefore SecurePay Withdrawals available to you in subsequent Contract Years will also increase.

Important Consideration

•  SecurePay Withdrawals are not cumulative. If you choose to receive only a part of, or none of, your AWA in any given Contract Year, you should understand that you cannot carry over any unused SecurePay Withdrawals to any future Contract Years.

For example assume your Maximum Withdrawal Percentage is 5.0% and your Benefit Base is $100,000, which means your AWA is $5,000 ($100,000 x .05). If you withdraw only $4,000 during the Contract Year, the AWA will not increase the next Contract Year by the $1,000 you did not withdraw.

•  We do not impose a Surrender Charge on any SecurePay Withdrawals.

Excess Withdrawals

During the Benefit Period any portion of a withdrawal that, when aggregated with all prior withdrawals during that Contract Year, exceeds the Annual Withdrawal Amount constitutes an Excess Withdrawal. Therefore, a withdrawal during the Benefit Period that causes the aggregate withdrawals for that Contract Year to exceed the Annual Withdrawal Amount may include amounts that qualify as a SecurePay Withdrawal as well as amounts that are Excess Withdrawals.

An Excess Withdrawal will reduce the Benefit Base. The effect of the Excess Withdrawal on the Benefit Base depends, in part, on the relationship of the Benefit Base to the Contract Value at that time.

(a)  If, at the time of the Excess Withdrawal, your Contract Value minus the non-excess portion of the withdrawal (the portion of the withdrawal that qualifies as a SecurePay Withdrawal) is greater than the Benefit Base, we will reduce the Benefit Base by the amount of the Excess Withdrawal plus any applicable Surrender Charge.

(b)  If, at the time of Excess Withdrawal, your Contract Value minus the non-excess portion of the withdrawal (the portion of the withdrawal that qualifies as a SecurePay Withdrawal) is less than or equal to the Benefit Base, we will reduce the Benefit Base in the same proportion that the Excess Withdrawal, plus any applicable Surrender Charge, bears to the Contract Value minus the SecurePay Withdrawal.

For example, suppose your Benefit Base is $100,000, your Maximum Withdrawal Percentage is 5.0% (i.e., your AWA is $5,000), your Contract Value is $110,000, and no Surrender Charges apply. If you have already taken $3,000 of SecurePay Withdrawals in the Contract Year and then request another $3,000 SecurePay Withdrawal (which means you have exceeded your AWA by $1,000), we will consider $2,000 of that withdrawal to be SecurePay and $1,000 to be Excess. In this case, rule (a) above applies because the Contract Value less the SecurePay Withdrawal ($110,000 – $2,000 = $108,000) is greater than your Benefit Base ($100,000). We will therefore reduce your Benefit Base by the Excess Withdrawal and your new Benefit Base will be $99,000 ($100,000 – $1,000).

However, if in the example above, your Contract Value is $70,000 then rule (b) applies. We determine the reduction in your Benefit Base first by determining the proportion that the Excess Withdrawal bears to the Contract Value less SecurePay Withdrawal. We calculate this by dividing the $1,000 Excess Withdrawal by the Contract Value less the $2,000 SecurePay Withdrawal ($1,000 ÷ ($70,000 – $2,000) = 1.4706%). We will then apply this same percentage to reduce your Benefit Base. Thus your new Benefit Base will be equal to $98,529 ($100,000 – ($100,000 * 0.014706)).

The examples above do not include the effect of any surrender charges that may be applicable.

We will recalculate the Annual Withdrawal Amount on the next Contract Anniversary by multiplying the Benefit Base on that date by the Maximum Withdrawal Percentage. We also will apply a Surrender Charge to the Excess Withdrawal, if a Surrender Charge would otherwise be applicable.

Reduction of Contract Value to Zero

If the Contract Value is reduced to zero due to the deduction of fees or a SecurePay Withdrawal, the Contract will terminate and we will settle the benefit under your SecurePay rider as follows:

•  We will pay the remaining AWA not yet withdrawn in the current Contract Year, if any, in a lump sum;

•  we will establish an Annuity Commencement Date no earlier than the Contract Anniversary following the date of the transaction that reduced the Contract Value to zero; and

•  we will pay a monthly payment equal to the AWA divided by 12 until the death of the Owner, or if the rider covers two spouses, the death of the second spouse. If benefits are being paid under the SecurePay NH benefit on the Annuity Commencement Date, your annuity payments will be made in accordance with the terms of the SecurePay NH endorsement. (See "Availability of SecurePay NH Benefit after Annuitization.")

Please note that we may accept different payment intervals. If you request a full surrender and your Contract Value at the time of the request is less than your remaining AWA for that Contract Year, first, we will pay you a lump sum equal to such remaining AWA. We will then establish an Annuity Commencement Date, as described immediately above. As with any distribution from the Contract, there may be tax consequences. In this regard, we intend to treat any amounts that you receive before the Annuity Commencement Date is established as described above and that are in the form of SecurePay Withdrawals as partial surrenders. We intend to treat any amounts that you receive after the Annuity Commencement Date is established as described above and that are a settlement of the benefit under your SecurePay rider as annuity payments for tax purposes. See "Taxation of Annuities in General."

If your Contract Value reduces to zero due to an Excess Withdrawal, we will terminate your Contract and the SecurePay rider. You will not be entitled to receive any further benefits under the SecurePay rider.

Required Minimum Distributions

If SecurePay is purchased for use with a Qualified Contract, the Qualified Contract must comply with the required minimum distribution (RMD) rules under the Code Section 401(a)(9). The SecurePay rider, and certain other benefits that the IRS may characterize as "other benefits" for purposes of the regulations under Code Section 401(a)(9), may increase the amount of the RMD that must be taken from your Qualified Contract. See "QUALIFIED RETIREMENT PLANS."

After the Benefit Election Date, we permit withdrawals from a Qualified Contract that exceed the AWA in order to satisfy the RMD for the Qualified Contract without compromising the SecurePay guarantees. In particular, if you provide us with written notice of an RMD at the time you request a SecurePay Withdrawal from your Qualified Contract, we will compute an amount that is treated under the SecurePay rider as the RMD for the calendar year with respect to your Qualified Contract. Note that although the tax law may permit you in certain circumstances to take distributions from your Qualified Contract to satisfy the RMDs with respect to other retirement plans established for your benefit, only the amount computed by us as the RMD with respect to your Qualified Contract is treated as an RMD for purposes of the SecurePay rider. Also, if you do not provide us with Written Notice of an RMD at the time you request a SecurePay Withdrawal, the entire amount by which the withdrawal exceeds any remaining AWA for the Contract Year will reduce the amount of your future AWA and could reduce your Benefit Base.

In the future, we may institute certain procedures, including requiring that RMD be established as automatic, periodic distributions, in order to ensure that RMDs for a calendar year do not exceed the AWA for the corresponding Contract Year.

In general, under the SecurePay rider, you may withdraw the greater of (i) your AWA for a contract year or (ii) the RMD attributable to your Contract that is determined as of December 31st immediately preceding the beginning of your contract year.

Note: If you submit your Benefit Election Form before the first RMD under Code Section 401(a)(9) is due, we may adjust the amount of your maximum SecurePay Withdrawal for the contract year that includes the due date for the first RMD so that the maximum amount of your withdrawal under the SecurePay rider will be the greater of your first RMD or AWA plus the greater of your second RMD or AWA minus your actual withdrawals in the previous contract year. Thereafter, the maximum allowed is the greater of the AWA or the RMD determined as of the preceding December 31st.

Benefit Available on Maximum Annuity Commencement Date (oldest Owner's or Annuitant's 95th Birthday)

The SecurePay rider will terminate on the Annuity Commencement Date whether or not you have begun your SecurePay Withdrawals. You must annuitize the Contract no later than the oldest Owner's or Annuitant's 95th Birthday ("Maximum Annuity Commencement Date").

If your SecurePay rider is in effect on the Maximum Annuity Commencement Date, in addition to the other Annuity Options available to you under your Contract, one of your Annuity Options will be to receive monthly annuity payments equal to the AWA divided by 12 for the life of the Covered Person (or the last surviving Covered Person if Joint Life Coverage was selected). If benefits are being paid under the SecurePay NH benefit on the Maximum Annuity Commencement Date, your annuity payments will be made in accordance with the terms of the SecurePay NH endorsement. (See "Availability of SecurePay NH Benefit after Annuitization.") If you do not select an Annuity Option, your monthly annuity payments will be the greater of (i) the AWA divided by 12 or (ii) payments based upon the Contract Value for the life of the Annuitant with a 10-year Certain Period. We must receive written notification of your election of such annuity payments at least three days but no earlier than 90 days before the Maximum Annuity Commencement Date. For more information regarding Annuity Options, including Certain Period options, see ANNUITY PAYMENTS, Annuity Options.

SecurePay Fee

We deduct a fee for the SecurePay rider that compensates us for the costs and risks we assume in providing this benefit. This SecurePay Fee is a percentage of the Benefit Base. We deduct this fee from your Contract Value on the Valuation Day that occurs after each Valuation Period containing a Monthly

Anniversary Day. The SecurePay Fee is deducted from the Sub-Accounts of the Variable Account only; it is not deducted from the assets in the DCA. Accordingly, you must have transferred some assets from your DCA account to Sub-Accounts in accordance with the rider's Allocation Guidelines and Restrictions before the fee is charged.

The SecurePay Fee will vary depending on when you purchase the rider and whether or not you have selected an optional SecurePay feature.

SecurePay riders issued on or after May 1, 2009 (or later, subject to state approval):
	Maximum	Current
Purchase of SecurePay rider at time of Contract Purchase	0.95%	0.50%
Purchase of SecurePay rider under RightTime® option	0.95%	0.60%
Purchase of SecurePay rider with SecurePay Advantage Benefit at time of Contract Purchase	1.40%	0.90%
Purchase of SecurePay rider with SecurePay Advantage Benefit under RightTimeSM option	1.60%	1.00%
SecurePay riders issued before May 1, 2009:
	Maximum	Current*
SecurePay rider	0.95%	0.70%
SecurePay rider with SecurePay R72 Benefit	1.40%	0.90%

*  The current SecurePay Fee may be lower for certain Owners who elected not to pay an increase in the fee that became effective on February 16, 2009.

We may increase the SecurePay Fee. However, we will not increase the SecurePay Fee above the maximum amounts listed in the tables above.

If we increase the SecurePay Fee, we will give you at least 30 days' notice prior to the increase. You may elect not to pay the increase in your SecurePay Fee. If you elect not to pay the increased SecurePay Fee, your SecurePay Rider will not terminate, but your Benefit Base will be capped at its then current value (i.e., your SecurePay Anniversary Value will be reset to $0) and you will give up the opportunity for any future increases in the Benefit Base if your Contract Value exceeds your Benefit Base on subsequent Contract Anniversaries. You will continue to be assessed your current SecurePay Fee. If you purchased the SecurePay Advantage Benefit (or, if you purchased the SecurePay rider with the SecurePay R72 Benefit before May 1, 2009), we will continue to calculate the SecurePay Roll-up Value, and will increase your Benefit Base by the amount of any increase in the SecurePay Roll-up Value for the remainder of the Roll-up Period. If you purchased the SecurePay rider with the SecurePay R72 Benefit before May 1, 2009, however, we will not reset your Roll-up Period following an increase in your Benefit Base to equal the SecurePay Anniversary Value if you elect not to pay the increase in your SecurePay Fee. See Appendix F: The SecurePay R72 Benefit (Not Available On or After May 1, 2009).

Terminating the SecurePay Rider

The SecurePay rider will terminate upon the earliest of:

•  termination of the SecurePay rider by the Owner (permitted after the SecurePay rider has been in effect for at least ten years);

•  full surrender or termination of the Contract;

•  changing your designation of a Covered Person or Persons on or after the Benefit Election Date;

•  the Annuity Commencement Date;

•  noncompliance with the Allocation Guidelines and Restrictions.

Deduction of the monthly fee for the SecurePay rider ceases upon termination. If purchased, the SecurePay Advantage Benefit will terminate on the date the SecurePay rider terminates (if not sooner). See "SecurePay Advantage Benefit."

Spousal Continuation

If the Benefit Election indicates Single Life Coverage and the SecurePay rider terminates due to the death of the Covered Person following the Benefit Election Date and the surviving spouse elects to continue the Contract and become the new Owner, the surviving spouse may also exercise the RightTime® option immediately (if it is available at that time) and purchase a new SecurePay rider. We will waive the 5-year waiting period. The surviving spouse's benefit under the SecurePay rider will be subject to the terms and conditions of the rider in effect at that time. See "Purchasing a New SecurePay Rider after Termination of the Prior SecurePay Rider."

If the SecurePay Benefit Election indicates Joint Life Coverage (see "Selecting Your Coverage Option"), and the surviving spouse elects to continue the Contract and the SecurePay rider, the Annual Withdrawal Amount remains the same until the next Contract Anniversary. On the next Contract Anniversary, the Benefit Base will be the greater of the Contract Value (which will reflect the Death Benefit) or the current Benefit Base and we will recalculate the Annual Withdrawal Amount, if necessary, using the Maximum Withdrawal Percentage.

Reinstating the SecurePay Rider Within 30 Days of Termination

If your SecurePay rider terminated due to a Prohibited Allocation instruction (See "Allocation Guidelines and Restrictions") and you made no additional Purchase Payment after the termination, you may request that we reinstate the rider.

Your written reinstatement request must correct the previous Prohibited Allocation instruction by either directing us to allocate your Contract Value in accordance with the rider's Allocation Guidelines and Restrictions and/or resume portfolio rebalancing. We must receive your written reinstatement request within 30 days of the date the rider terminated. The reinstated rider will have the same terms and conditions, including the same SecurePay Rider Effective Date, Benefit Base, AWA, SecurePay Fee and, if applicable, Maximum Withdrawal Percentage, as it had prior to termination. In addition, if you purchased the SecurePay Advantage Benefit, we also will reinstate your SecurePay Advantage Benefit. (And, if you purchased a SecurePay rider before May 1, 2009 and you selected the SecurePay R72 Benefit, we also will reinstate your SecurePay R72 Benefit.)

Purchasing a New SecurePay Rider after Termination of the Prior SecurePay Rider

If your SecurePay rider has terminated, you may exercise the RightTime® option and purchase a new SecurePay rider before the Annuity Commencement Date if five years have passed since the termination of the prior SecurePay rider. We do not require a five-year waiting period, however, if your prior SecurePay rider terminated because of the death or change of a Covered Person during the Benefit Period.

If all the conditions to purchase a new SecurePay rider have been met, we will issue the rider upon our receipt of your written request to exercise the RightTime® option. The new rider will be subject to the terms and conditions of the SecurePay rider in effect at the time it is issued. This means:

•  The initial Benefit Base will be equal to the Contract Value as of the new Rider Effective Date.

•  We will impose the current SecurePay Fee in effect on the new Rider Effective Date.

If you have selected the SecurePay Advantage Benefit with your new SecurePay rider, then when we calculate the AWA under the new SecurePay rider, we will base the Maximum Withdrawal Percentage on the age of the Covered Person (the younger Covered Person in the case of two Covered Persons) as of the new rider's Benefit Election Date.

Please note you may only purchase a new SecurePay rider with the SecurePay Advantage Benefit if this benefit was available on the date that you purchased your Contract.

Tax Consequences

Treatment of Civil Unions and Domestic Partners. The SecurePay rider's provisions relating to marital status are interpreted under applicable state law. For example, if the state law governing the SecurePay rider treats individuals who are in a bona fide civil union or a domestic partnership as married, or the parties to a valid same sex marriage as spouses, such treatment will be recognized under the rider. As described above in "Death Benefit Continuation of the Contract by a Surviving Spouse", however, DOMA is the controlling law when determining whether individuals are married (or are spouses) for federal tax purposes and when interpreting certain provisions of the Contract to which the SecurePay rider is attached. As a result, a beneficiary of a deceased owner who was treated as married to the owner under state law and for purposes of the SecurePay rider, but whose marriage is not recognized by DOMA, will be required to take distributions from the Contract in the manner applicable to non-spouse beneficiaries. In some circumstances, these required distributions could substantially reduce or eliminate the value of the SecurePay rider benefit.

In addition, the SecurePay rider allows the surviving spouse of a deceased owner who continues the underlying Contract and becomes the new owner to purchase a new rider if the benefit is being offered at that time. This right is only available to an individual who was the spouse of the deceased owner within the meaning of DOMA.

An individual who is treated as a spouse for state law purposes, but not for DOMA, should not purchase the SecurePay rider before consulting legal and financial advisors, and carefully evaluating whether the SecurePay rider is suitable for her or his needs.

Other Tax Matters. For a discussion of other tax consequences specific to the SecurePay rider, see "TAXATION OF ANNUITIES IN GENERAL, Tax Consequences of SecurePay Rider" and "QUALIFIED RETIREMENT PLANS, SecurePay."

SUSPENSION OR DELAY IN PAYMENTS

Payments of a partial or full surrender of the Variable Account value or death benefit are usually made within seven (7) calendar days. However, we may delay such payment of a partial or full surrender of the Variable Account value or death benefit for any period in the following circumstances where permitted by state law:

(1)  when the New York Stock Exchange is closed; or

(2)  when trading on the New York Stock Exchange is restricted; or

(3)  when an emergency exists (as determined by the SEC as a result of which (a) the disposal of securities in the Variable Account is not reasonably practical; or (b) it is not reasonably practical to determine fairly the value of the net assets of the Variable Account); or

(4)  when the SEC, by order, so permits for the protection of security holders; or

(5)  your premium check has not cleared your bank.

If, pursuant to SEC rules, the Oppenheimer Money Fund/VA suspends payment of redemption proceeds in connection with a liquidation of the Fund, we will delay payment of any transfer, partial withdrawal, surrender, or death benefit from the Oppenheimer Money Fund/VA Sub-Account until the Fund is liquidated.

We may delay payment of a partial or full surrender from the Guaranteed Account for up to six months where permitted.

SUSPENSION OF CONTRACTS

If mandated under applicable law, we may be required to reject a Purchase Payment. We also may be required to provide additional information about your account to government regulators or law enforcement authorities. In addition, we may be required to block an Owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator or law enforcement authorities.

CHARGES AND DEDUCTIONS

Surrender Charge (Contingent Deferred Sales Charge)

General.

We do not deduct any charge for sales expenses from Purchase Payments at the time you make them. However, within certain time limits described below, we deduct a surrender charge (contingent deferred sales charge) from the Contract Value when you make a full or partial surrender before the Annuity Commencement Date or when you fully or partially surrender your Contract for a commuted value while variable income payments under Annuity Option A (payments for a certain period) are being made. (See "ANNUITY PAYMENTS, Annuity Commencement Date.") We do not apply the surrender charge to the payment of a death benefit or when we apply your Annuity Value to an Annuity Option.

In the event surrender charges are not sufficient to cover sales expenses, we will bear the loss; conversely, if the amount of such charges provides more than enough to cover such expenses, we will retain the excess. Protective Life does not currently believe that the surrender charges imposed will cover the expected costs of distributing the Contracts. Any shortfall will be made up from Protective Life's general assets, which may include amounts derived from the mortality and expense risk charge.

If you elect the SecurePay rider, we impose a surrender charge on Excess Withdrawals but not on SecurePay Withdrawals. (See "Guaranteed Lifetime Withdrawal Benefit ("SecurePay") With RightTime® Option.")

Penalty-Free Withdrawal Amount.

Each Contract Year you may withdraw a specified amount, called the "penalty-free withdrawal amount", from your Contract without incurring a surrender charge. During the first Contract Year the penalty-free withdrawal amount is equal to 10% of your initial Purchase Payment. In any subsequent Contract Year the penalty-free withdrawal amount is equal to the greatest of: (1) the earnings in your Contract as of the prior Contract Anniversary; (2) 10% of your cumulative Purchase Payments as of the prior Contract Anniversary; or (3) 10% of the Contract Value as of the prior Contract Anniversary. For the purpose of determining the penalty-free withdrawal amount, earnings equal the Contract Value minus the Purchase Payments not previously assessed with a surrender charge, both measured as of the Contract Anniversary for which values are being determined. Withdrawals in excess of the penalty-free withdrawal amount in any Contract Year may be subject to surrender charges. Withdrawals, including withdrawals of the penalty-free withdrawal amount, may be subject to income taxation and may be subject to a 10% federal penalty tax if taken before the Owner reaches age 59 1/2. (See "Taxation of Annuities in General, Taxation of Partial and Full Surrenders.")

If you elect the SecurePay rider, we count SecurePay Withdrawals and Excess Withdrawals when determining the penalty-free withdrawal amount. (See "Guaranteed Lifetime Withdrawal Benefit ("SecurePay") With RightTime® Option.")

Determining the Surrender Charge.

We calculate the surrender charge by first allocating surrendered Contract Value in excess of any penalty-free withdrawal amount to Purchase Payments or portions of Purchase Payments not previously assessed with a surrender charge on a "first-in, first-out" (FIFO) basis. We then allocate any remaining surrendered Contract Value pro-rata to these Purchase Payments. The surrender charge is the total of each of the allocated amounts of surrendered Contract Value multiplied by its applicable surrender charge percentage, as shown below. If the surrendered Contract Value exceeds any penalty-free withdrawal amount and if no surrendered Contract Value was allocated to Purchase Payments, we determine the surrender charge on the surrendered Contract Value by applying the surrender charge percentage associated with the most recent Purchase Payment we accepted.

Number of Full Years Elapsed Between the Date Purchase Payment was Accepted and the Date of Surrender		Surrender Charge as Percentage of Amount Surrendered
0		7.0%
1		6.0%
2		6.0%
3		5.0%
4		4.0%
5		3.0%
6		2.0%
7	+	0%

Refer to Appendix B for an example of how the surrender charge is calculated.

We will monitor the amount of the surrender charge we assess such that the amount of any surrender charge we impose, when added to any surrender charge previously paid on the Contract, will not exceed nine percent (9%) of aggregate Purchase Payments made to date for your Contract.

Waiver of Surrender Charges.

We will waive any applicable surrender charge if, at any time after the first Contract Year:

(1)  you are first diagnosed as having a terminal illness by a physician who is not related to you or the Annuitant; or,

(2)  you enter, for a period of at least ninety (90) days, a facility which is both

(a)  licensed by the state or operated pursuant to state law; and

(b)  qualified as a skilled nursing home facility under Medicare or Medicaid.

For Contracts purchased in the State of Texas, we will also waive surrender charges on these conditions during the first Contract Year.

The term "terminal illness" means that you are diagnosed as having a non-correctable medical condition that, with a reasonable degree of medical certainty, will result in your death in 12 months or less. A "physician" is a medical doctor licensed by a state's Board of Medical Examiners, or similar authority in the United States, acting within the scope of his or her license. You must submit written proof satisfactory to us of a terminal illness or nursing home confinement. We reserve the right to require an examination by a physician of our choice at our expense.

Once we have granted the waiver of surrender charges under the provision described above, no surrender charges will apply to the Contract in the future and we will accept no additional Purchase Payments. If any Owner is not an individual, the waiver of surrender charge provisions described above will apply to the Annuitant. For a period of one year after any change of ownership involving a natural person, we will not waive the surrender charges under the provision described above.

It is possible that this fee (or some portion thereof) could be treated for federal tax purposes as a partial surrender from the Contract. (See "Federal Tax Matters.")

We will not apply a surrender charge if you fully surrender your Contract when the Contract Value is 25% or less of the value of the death benefit.

We may decrease or waive surrender charges on Contracts issued to a trustee, employer or similar entity pursuant to a retirement plan or when sales are made in a similar arrangement where offering the Contracts to a group of individuals under such a program results in savings of sales expenses. We will determine the entitlement to such a reduction in surrender charge.

We may also waive surrender charges on partial surrenders taken as a minimum distribution required under federal or state tax laws on amounts attributable to Protective Life annuity contracts. (See "Qualified Retirement Plans.") During any Contract Year, the total amount of such partial surrenders will reduce the penalty-free withdrawal amount available on any subsequent partial surrender.

Mortality and Expense Risk Charge

To compensate Protective Life for assuming mortality and expense risks, we deduct a daily mortality and expense risk charge. We deduct the mortality and expense risk charge only from the Variable Account. The charge is equal, on an annual basis, to 1.15% (1.10% for Contracts issued from May 1, 2009 through April 30, 2010 and 1.00% for Contracts issued before May 1, 2009) of the average daily net assets of the Variable Account attributable to your Contract.

The mortality risk Protective Life assumes is that Annuitant(s) may live for a longer period of time than estimated when the guarantees in the Contract were established. Because of these guarantees, each Payee is assured that longevity will not have an adverse effect on the annuity payments received. The expense risk that Protective Life assumes is the risk that the administration charge, contract maintenance fee and transfer fees may be insufficient to cover actual future expenses. We expect to make a reasonable profit with respect to the Contracts. We may make a profit or incur a loss from the mortality and expense risk charge. Any profit, including profit from the mortality and expense risk charge, may be used to finance distribution and other expenses.

Administration Charge

We will deduct an administration charge equal, on an annual basis, to 0.10% of the daily net asset value of the Variable Account attributable to your Contract. We make this deduction to reimburse Protective Life for expenses incurred in the administration of the Contract and the Variable Account. We deduct the administration charge only from the Variable Account value.

Death Benefit Fee

If you select the Maximum Anniversary Value Death Benefit (or, for Contracts issued before May 1, 2009, the Return of Purchase Payments Death Benefit) we assess a death benefit fee to compensate us for the cost of providing this death benefit. We calculate the death benefit fee as of each Monthly Anniversary Day on which the fee is assessed, and we deduct it from your Contract Value on the next Valuation Day. We will deduct the death benefit fee pro-rata from the Allocation Options (e.g., in the same proportion that each Allocation Option has to Contract Value). The deduction of the death benefit fee will reduce your Contract Value, but it will not otherwise reduce the value of your death benefit. We do not assess the death benefit fee after the Annuity Commencement Date.

If you select the Maximum Anniversary Value Death Benefit, the CoverPay Fee will apply. The ValuPay Fee is not available with the Maximum Anniversary Value Death Benefit. If you selected the Return of Purchase Payments Death Benefit on or after July 1, 2005 but before May 1, 2009, you elected either the CoverPay Fee, which is based on the value of the death benefit on the day the fee is assessed, or the ValuPay Fee, which is based on the Net Amount at Risk on the day the fee is assessed. If you selected the Return of Purchase Payments Death Benefit before July 1, 2005, you elected either an asset-based fee or the Net Amount at Risk Fee (now called the ValuPay Fee). The asset-based fee is equal, on an annualized basis, to 0.15% of your Contract Value measured on each Monthly Anniversary Day. We collect this fee on each Monthly Anniversary Day through the Annuity Commencement Date whether or not the value of the death benefit is greater than the Contract Value on that anniversary. It is possible that a death benefit fee (or some portion thereof) could be treated for federal tax purposes as a partial surrender from the Contract. (See "Federal Tax Matters.")

CoverPay® Fee

The CoverPay Fee is based on the value of the death benefit in your Contract on the day the fee is assessed. We begin assessing the CoverPay Fee on the first Monthly Anniversary Day, and we assess it monthly until the Annuity Commencement Date.

Return of Purchase Payments Death Benefit. If you elected the Return of Purchase Payments Death Benefit before May 1, 2009, the CoverPay Fee is equal, on an annualized basis, to 0.10% of your death benefit value measured on each Monthly Anniversary Day. The value of your Return of Purchase Payments Death Benefit on any Monthly Anniversary Day is the greater of (1) your Contract Value or (2) your adjusted aggregate Purchase Payments on that day. (See "DEATH BENEFIT, Return of Purchase Payments Death Benefit" for a more complete description.) For example, if on a Monthly Anniversary Day your Contract Value equals $115,000, and your adjusted aggregate Purchase Payments equal only $100,000, the CoverPay Fee we deduct on that day will be based on the Contract Value of $115,000. Alternatively, if your Contract Value equals only $85,000, but your adjusted aggregate Purchase Payments equal $100,000, the CoverPay Fee we deduct on that day will be based on the adjusted aggregate Purchase Payments of $100,000.

Maximum Anniversary Value Death Benefit. If you elect the Maximum Anniversary Value on or after May 1, 2009, the CoverPay Fee is equal, on an annualized basis, to 0.20% of your annualized death benefit value measured on each Monthly Anniversary Day. If you elected the Maximum Anniversary Value Death Benefit before May 1, 2009, the CoverPay Fee is equal, on an annualized basis, to 0.30% of your annualized death benefit value measured on each Monthly Anniversary Day. The value of your Maximum Anniversary Value Death Benefit on any Monthly Anniversary Day is the greatest of (1) your Contract Value, (2) your adjusted aggregate Purchase Payments, or (3) your greatest anniversary value attained as of that day. (See "DEATH BENEFIT, Maximum Anniversary Value Death Benefit" for a more complete description.) For example, if on a Monthly Anniversary Day your Contract Value equals $125,000, your adjusted aggregate Purchase Payments equal $100,000, and your greatest anniversary value attained equals $120,000, the CoverPay Fee we deduct on that day will be based on your Contract Value of $125,000. Alternatively, if your Contract Value equals only $115,000, your adjusted aggregate Purchase Payments equal $100,000, and your greatest anniversary value attained equals $120,000, the CoverPay Fee we deduct on that day will be based on your greatest anniversary value attained of $120,000.

ValuPay® Fee

The ValuPay Fee (previously called the Net Amount at Risk Fee for Contracts purchased before July 1, 2005) is only available if you elected the Return of Purchase Payments Death Benefit before May 1, 2009. (See "DEATH BENEFIT, Return of Purchase Payments Death Benefit" for a description of the Return of Purchase Payment Death Benefit.) The ValuPay Fee is based on the Net Amount at Risk and the oldest Owner's age, each measured on the day the fee is assessed. The Net Amount at Risk is the amount by which your adjusted Death Benefit exceed your Contract Value. There is no Net Amount at Risk when your Contract Value is equal to or greater than your adjusted Death Benefit. Whenever your Contract Value is lower than your adjusted Death Benefit, however, there is a Net Amount at Risk. The Net Amount at Risk will vary as your Contract Value fluctuates. Factors that affect your Contract Value include the investment performance of the Allocation Options you have chosen and the fees and charges, including the ValuPay Fee, that are deducted from your Contract Value or from the Variable Account.

We do not assess the ValuPay Fee during the first Contract Year. We begin assessing it on the 13th Monthly Anniversary Day, and we assess it monthly until the Annuity Commencement Date. There is no ValuPay Fee on any Monthly Anniversary Day on which your Contract Value is equal to or greater than your adjusted aggregate Purchase Payments.

The ValuPay fee is calculated by multiplying the Net Amount at Risk by the monthly cost factor. The monthly cost factor varies by the age of the oldest Owner. The following table shows the monthly cost factor per $1,000 of Net Amount at Risk by Owner's age. It also shows the cost factor expressed as an annualized percentage of the Net Amount at Risk on each Monthly Anniversary Day.

Oldest Owner's Age	Monthly Cost Factor Per $1,000 of Net Amount at Risk	Annualized Percentage of Monthly Net Amount at Risk
50 or less	$0.25034	0.30%
51-60	$0.50138	0.60%
61-65	$1.00554	1.20%
66-70	$1.47016	1.75%
71-75	$2.53505	3.00%
76-80	$3.82964	4.50%
81	$5.09893	5.95%
82	$5.71812	6.65%
83	$6.34158	7.35%
84	$6.96937	8.05%
85	$7.60156	8.75%
86	$8.37522	9.60%
87	$9.15558	10.45%
88	$9.94277	11.30%
89	$10.73689	12.15%
90	$11.53809	13.00%
91	$12.96964	14.50%
92	$14.42441	16.00%
93	$15.90318	17.50%
94	$17.40681	19.00%
95	$18.93618	20.50%

For example, if you are 78 years old on your 20th Monthly Anniversary Day, and on that day your Contract Value equals $115,000 while your adjusted aggregate Purchase Payments equal only $100,000, there is no Net Amount at Risk and we deduct no ValuPay Fee. Alternatively, if on that day your Contract Value equals only $85,000, and your adjusted aggregate Purchase Payments equal $100,000, the Net Amount at Risk is $15,000 and we would deduct a ValuPay Fee of $57.45 (monthly cost factor of $3.82964 per $1,000 multiplied by 15).

SecurePay Fee

We deduct a fee for the SecurePay rider that compensates us for the costs and risks we assume in providing this benefit. This SecurePay Fee is a percentage of the Benefit Base. We deduct this fee from your Contract Value on the Valuation Day that occurs after each Valuation Period containing a Monthly Anniversary Day.

The SecurePay Fee will vary depending on when you purchase the rider and whether or not you have selected an optional SecurePay feature, as follows:

SecurePay riders issued on or after May 1, 2009 (or later, subject to state approval):
	Maximum	Current
Purchase of SecurePay rider at time of Contract Purchase	0.95%	0.50%
Purchase of SecurePay rider under RightTime® Option	0.95%	0.60%
Purchase of SecurePay rider with SecurePay Advantage Benefit at time of Contract Purchase	1.40%	0.90%
Purchase of SecurePay rider with SecurePay Advantage Benefit under RightTime® Option	1.60%	1.00%
SecurePay riders issued before May 1, 2009:
	Maximum	Current*
SecurePay rider	0.95%	0.70%
SecurePay rider with SecurePay R72 Benefit	1.40%	0.90%

*  The current SecurePay Fee may be lower for certain Owners who elected not to pay an increase in the fee that became effective on February 16, 2009.

We may increase the SecurePay Fee. However, we will not increase the SecurePay Fee above the maximum amounts listed in the table above. If we increase your SecurePay Fee, we will give you at least 30 days' notice prior to the increase. You may then elect not to pay the increased SecurePay Fee, and your SecurePay rider will not terminate, but your Benefit Base will be capped at its then current value (i.e., your SecurePay Anniversary Value will be reset to $0) and you will give up the opportunity for any future increases in the Benefit Base if your Contract Value exceeds your Benefit Base on subsequent Contract Anniversaries. You will continue to be assessed your current SecurePay fee. See "Guaranteed Lifetime Withdrawal Benefit ("SecurePay") With RightTime® Option." If you purchased the SecurePay Advantage Benefit (or, if you purchased the SecurePay rider with the SecurePay R72 Benefit before May 1, 2009), we will continue to calculate the SecurePay Roll-up Value, and will increase your Benefit Base by the amount of any increase in the SecurePay Roll-up Value for the remainder of the Roll-up Period. See Guaranteed Lifetime Withdrawal Benefit ("SecurePay") With RightTime® Option. If you purchased the SecurePay rider with the SecurePay R72 Benefit before May 1, 2009, however, we will not reset your Roll-up Period following an increase in your Benefit Base to equal the SecurePay Anniversary Value if you elect not to pay the increase in your SecurePay Fee. See Appendix F: The SecurePay R72 Benefit (Not Available On or After May 1, 2009).

SecurePay Medical Evaluation Fee. Under the SecurePay rider, we will assess a charge for evaluating your request for an increased Annual Withdrawal Amount ("AWA") if we determine that you qualify for an increased AWA and you elect to begin taking your SecurePay Withdrawals at the increased AWA. However, if you request an increase in AWA under the SecurePay ME feature more than twice, we will deduct the charge from your current Contract Value whether or not we determine that you qualify for an increased AWA and whether or not you begin taking your SecurePay Withdrawals at the increased AWA. The current fee is $150 for Single Coverage and $300 for Joint Coverage if the AWA is increased. Although we may increase this charge, it will not be more than $300 per Covered Person. We will deduct the charge from your current Contract Value when you submit your Benefit Election Form. It is possible that this fee (or some portion thereof) could be treated for federal tax purposes as a partial surrender from the Contract. (See "FEDERAL TAX MATTERS.")

Transfer Fee

Currently, there is no charge for transfers. Protective Life reserves the right, however, to charge $25 for each transfer after the first 12 transfers in any Contract Year. For the purpose of assessing the fee, we would consider each request to be one transfer, regardless of the number of Allocation Options affected by the transfer in one day. We would deduct the fee from the amount being transferred.

Contract Maintenance Fee

Prior to the Annuity Commencement Date, we deduct a contract maintenance fee of $35 from the Contract Value on each Contract Anniversary, and on any day that you surrender the Contract other than the Contract Anniversary. We will deduct the contract maintenance fee from the Allocation Options in the same proportion as their values are to the Contract Value. We will waive the contract maintenance fee in the event the Contract Value or the aggregate Purchase Payments reduced by surrenders and associated surrender charges equals or exceeds $50,000 on the date we are to deduct the contract maintenance fee.

Fund Expenses

The net assets of each Sub-Account of the Variable Account will reflect the investment management fees and other operating expenses the Funds incur. For each Fund, an investment manager receives a daily fee for its services. Some Funds also deduct 12b-1 fees from Fund assets. Over time these fees, which are paid out of a Fund's assets on an ongoing basis, will increase the cost of an investment in Fund shares. (See the prospectuses for the Funds for information about the Funds.)

Premium Taxes

Some states impose premium taxes at rates currently ranging up to 3.5%. If premium taxes apply to your Contract, we will deduct them from the Purchase Payment(s) when accepted or from the Contract Value upon a full or partial surrender, death or annuitization.

Other Taxes

Currently, no charge will be made against the Variable Account for federal, state or local taxes other than premium taxes. We reserve the right, however, to deduct a charge for taxes attributable to the operation of the Variable Account.

Other Information

We sell the Contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of Protective Life. We pay commissions and other compensation to the broker-dealers for selling the Contracts. You do not directly pay the commissions and other compensation, we do. We intend to recover commissions and other compensation, marketing, administrative and other expenses and costs of Contract benefits through the fees and charges imposed under the Contracts. See "DISTRIBUTION OF THE CONTRACTS" for more information about payments we make to the broker-dealers.

ANNUITY PAYMENTS

Annuity Commencement Date

On the Effective Date, the Annuity Commencement Date is the oldest Owner's or Annuitant's 95th birthday. You may elect a different Annuity Commencement Date, provided that it is no later than the oldest Owner's or Annuitant's 95th birthday. You may not choose an Annuity Commencement Date that is less than 3 years after the most recent Purchase Payment. Annuity Commencement Dates that occur or are scheduled to occur at an advanced age for the Annuitant (e.g., past age 85), may in certain circumstances have adverse income tax consequences. (See "FEDERAL TAX MATTERS.") Distributions from Qualified Contracts may be required before the Annuity Commencement Date. We will terminate the SecurePay rider if in effect on the Annuity Commencement Date. (See "GUARANTEED LIFETIME WITHDRAWAL BENEFIT ("SecurePay") WITH RightTime® Option.")

Changing the Annuity Commencement Date.

The Owner may change the Annuity Commencement Date by Written Notice. The new Annuity Commencement Date must be at least 30 days after the date we receive the written request and no later than the oldest Owner's or Annuitant's 95th birthday. You may not choose a new Annuity Commencement Date that is less than 3 years after the most recent Purchase Payment. You also must elect as your Annuity Option either payments for the life of the Annuitant with no certain period or for a certain period of no less than 10 years.

Annuity Value

The Annuity Value is the amount we will apply to the Annuity Option you have selected. Generally the Annuity Value is your Contract Value on the Annuity Commencement Date, less any applicable fees, charges and premium tax on that date. In the circumstances described below, however, we may use an Annuity Value that is higher than the Contract Value or that includes a bonus amount.

PrincipalBack Annuitization Benefit

For Contracts purchased before May 1, 2007, we offered a PrincipalBack Annuitization Benefit. For more information about the benefit in that class of Contracts, please see Appendix H.

PayStream Plus Annuitization Benefit.

(not available in New Hampshire or Utah)

If your Annuity Commencement Date is on or after your 10th Contract Anniversary and you select Annuity Option B (life income with or without a certain period) with a certain period of at least 10 years, your Annuity Value will be your Contract Value on the Annuity Commencement Date plus 2% of the Contract Value on that date, less any applicable fees, charges and premium tax.

Annuity Income Payments

On the Annuity Commencement Date, we will apply your Annuity Value to the Annuity Option you have selected to determine your annuity income payment. You may elect to receive a fixed income payment, a variable income payment, or a combination of both using the same Annuity Option and certain period.

Fixed Income Payments.

Fixed income payments are periodic payments from Protective Life to the designated Payee, the amount of which is fixed and guaranteed by Protective Life. Fixed income payments are not in any way dependent upon the investment experience of the Variable Account. Once fixed income payments have begun, they may not be surrendered.

Variable Income Payments.

Variable income payments are periodic payments from Protective Life to the designated Payee, the amount of which varies from one payment to the next as a reflection of the net investment experience of the Sub-Account(s) you select to support the payments. You may fully or partially surrender variable income payments for a commuted value if those payments are being made under Annuity Option A (payments for a certain period). Refer to Appendix C for an explanation of the commuted value calculation. You may not surrender variable income payments if those payments are being made under Annuity Option B (life income with or without a certain period).

A surrender charge will apply if you fully or partially surrender variable income payments within 7 years after our receipt of any Purchase Payment. In this case, the surrender charge will be determined as described in the "Charges and Deductions, Surrender Charge" section of this prospectus, but without regard to any penalty-free withdrawal amount that may have otherwise been available.

Annuity Units.

On the Annuity Commencement Date, we will apply the Annuity Value you have allocated to variable income payments (less applicable charges and premium taxes) to the variable Annuity Option you have selected. Using an interest assumption of 5%, we will determine the dollar amount that would equal a variable income payment if a payment were made on that date. (No payment is actually made on that date.) We will then allocate that dollar amount among the Sub-Accounts you selected to support your variable income payments, and we will determine the number of Annuity Units in each of those Sub-Accounts that is credited to your Contract. We will make this determination based on the Annuity Unit values established at the close of regular trading on the New York Stock Exchange on the Annuity Commencement Date. If the Annuity Commencement Date is a day on which the New York Stock Exchange is closed, we will determine the number of Annuity Units on the next day the New York Stock Exchange is open. The number of Annuity Units attributable to each Sub-Account under a

Contract generally remains constant unless there is an exchange of Annuity Units between Sub-Accounts.

Determining the Amount of Variable Income Payments.

We will determine the amount of your variable income payment no earlier than five Valuation Days before the date on which a payment is due, using values established at the close of regular trading on the New York Stock Exchange that day.

We determine the dollar amount of each variable income payment attributable to each Sub-Account by multiplying the number of Annuity Units of that Sub-Account credited to your Contract by the Annuity Unit value (described below) for that Sub-Account on the Valuation Period during which the payment is determined. The dollar value of each variable income payment is the sum of the variable income payments attributable to each Sub-Account.

The Annuity Unit value of each Sub-Account for any Valuation Period is equal to (a) multiplied by (b) divided by (c) where:

(a)  is the net investment factor for the Valuation Period for which the Annuity Unit value is being calculated;

(b)  is the Annuity Unit value for the preceding Valuation Period; and

(c)  is a daily Assumed Investment Return (AIR) factor adjusted for the number of days in the Valuation Period.

The AIR is equal to 5%.

If the net investment return of the Sub-Account for a variable income payment period is equal to the AIR during that period, the variable income payment attributable to that Sub-Account for that period will equal the payment for the prior period. To the extent that such net investment return exceeds the AIR for that period, the payment for that period will be greater than the payment for the prior period; to the extent that such net investment return falls short of the AIR for that period, the payment for that period will be less than the payment for the prior period.

Refer to Appendix C for an explanation of the variable income payment calculation.

Exchange of Annuity Units.

After the Annuity Commencement Date, you may exchange the dollar amount of a designated number of Annuity Units of a particular Sub-Account for an equivalent dollar amount of Annuity Units of another Sub-Account. On the date of the exchange, the dollar amount of a variable income payment generated from the Annuity Units of either Sub-Account would be the same. We allow only one exchange between Sub-Accounts in any calendar month, and allow no exchanges between the Guaranteed Account and the Variable Account.

Annuity Options

You may select an Annuity Option, or change your selection by Written Notice that Protective Life receives no later than 30 days before the Annuity Commencement Date. You may not change your selection of an Annuity Option less than 30 days before the Annuity Commencement Date. We will send you a notice in advance of your Annuity Commencement Date which asks you to select your Annuity Option. If you have not selected an Annuity Option within 30 days of the Annuity Commencement Date, we will apply your Annuity Value to Option B Life Income with Payments for a 10 Year Certain Period, with the Variable Account value used to purchase variable income payments and the Guaranteed Account value used to purchase fixed income payments.

You may select from among the following Annuity Options:

Option A — Payments For a Certain Period:

We will make payments for the period you select. No certain period may be longer than 30 years. Payments under this Annuity Option do not depend on the life of an Annuitant.

Option B — Life Income With Or Without A Certain Period:

Payments are based on the life of the named Annuitant(s). If you elect to include a certain period, we will make payments for the lifetime of the Annuitant(s), with payments guaranteed for the certain period you select. No certain period may be longer than 30 years. Payments stop at the end of the selected certain period or when the Annuitant(s) dies, whichever is later. We reserve the right to demand proof that the Annuitant(s) is living prior to making any payment under Option B. If no certain period is selected, no payments will be made after the death of the Annuitant(s), no matter how few or how many payments have been made.

Additional Option:

You may use the Annuity Value to purchase any annuity contract that we offer on the date you elect this option.

At this time Protective does not allow a "partial annuitization," i.e., we do not allow you to apply a portion of your Contract Value to an annuity option while maintaining the remaining Contract Value available for partial surrenders or a full surrender. However, in the future we may allow a partial annuitization subject to our then applicable rules and procedures.

Minimum Amounts

If your Annuity Value is less than $5,000 on the Annuity Commencement Date, we reserve the right to pay the Annuity Value in one lump sum. If at any time your annuity income payments are less than the minimum payment amount according to the Company's rules then in effect, we reserve the right to change the frequency to an interval that will result in a payment at least equal to the minimum.

Death of Annuitant or Owner After Annuity Commencement Date

In the event of the death of any Owner on or after the Annuity Commencement Date, the Beneficiary will become the new Owner. If any Owner or Annuitant dies on or after the Annuity Commencement Date and before all benefits under the Annuity Option you selected have been paid, we will pay any remaining portion of such benefits at least as rapidly as under the Annuity Option in effect when the Owner or Annuitant died. After the death of the Annuitant, any remaining payments shall be payable to the Beneficiary unless you specified otherwise before the Annuitant's death.

YIELDS AND TOTAL RETURNS

From time to time, Protective Life may advertise or include in sales literature yields, effective yields, and total returns for the Sub-Accounts. These figures are based on historic results and do not indicate or project future performance.

Yields, effective yields, and total returns for the Sub-Accounts are based on the investment performance of the corresponding Funds. The Funds' performance also reflects the Funds' expenses, including any 12b-1 fees. Certain of the expenses of each Fund may be reimbursed by the investment manager. (See the Prospectuses for the Funds.)

Yields

The yield of the Oppenheimer Money Fund Sub-Account refers to the annualized income generated by an investment in the Sub-Account over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period is generated each seven day period over a 52 week period and is shown as a percentage of the investment. The effective yield is calculated similarly but when annualized the income earned by an investment in the Sub-Account is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

The yield of a Sub-Account (except the Oppenheimer Money Fund Sub-Account) refers to the annualized income generated by an investment in the Sub-Account over a specified 30 day or one-month period. The yield is calculated by assuming that the income generated by the investment during that 30 day or one month period is generated each period over a 12 month period and is shown as a percentage of the investment.

Total Returns

The total return of a Sub-Account refers to return quotations assuming an investment under a Contract has been held in the Sub-Account for various periods of time including a period measured from the date the Sub-Account commenced operations. Average annual total return refers to total return quotations that are based on an average return over various periods of time.

Certain Funds have been in existence prior to the investment by the Sub-Accounts in such Funds. Protective Life may advertise and include in sales literature the performance of the Sub-Accounts that invest in these Funds for these prior periods. The performance information of any period prior to the investments by the Sub-Accounts is calculated as if the Sub-Accounts had invested in those Funds during those periods, using current charges and expenses associated with the Contract.

Standardized Average Annual Total Returns

The average annual total return quotations represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value of that investment as of the last day of each of the periods for which the quotations are provided. Average annual total return information shows the average percentage change in the value of an investment in the Sub-Account from the beginning date of the measuring period to the end of that period. This standardized version of average annual total return reflects all historical investment results, less all charges and deductions applied under the Contract and any surrender charges that would apply if you terminated the Contract at the end of each indicated period, but excluding any deductions for premium taxes.

When a Sub-Account has been in operation prior to the commencement of the offering of the Contract described in this prospectus, Protective Life may advertise and include in sales literature the performance of the Sub-Accounts for these prior periods. The Sub-Account performance information of any period prior to the commencement of the offering of the Contract is calculated as if the Contract had been offered during those periods, using current charges and expenses.

Until a Sub-Account (other than the Oppenheimer Money Fund Sub-Account) has been in operation for 10 years, Protective Life will always include quotes of standard average annual total return for the period measured from the date that Sub-Account began operations. When a Sub-Account (other than the Oppenheimer Money Fund Sub-Account) has been in operation for one, five and ten years, respectively, the standard version average annual total return for these periods will be provided.

Non-Standard Average Annual Total Returns

In addition to the standard version of average annual total return described above, total return performance information computed on non-standard bases may be used in advertisements or sales literature. Non-standard average annual total return information may be presented, computed on the same basis as the standard version except deductions may not include the surrender charges or the contract maintenance fee. In addition, Protective Life may from time to time disclose average annual total return in other non-standard formats and cumulative total return for Contracts funded by the Sub-Accounts.

Protective Life may, from time to time, also disclose yield, standard average annual total returns, and non-standard total returns for the Funds.

Non-standard performance data will only be disclosed if the standard performance data for the periods described in "Standardized Average Annual Total Returns," above, is also disclosed.

Performance Comparisons

Protective Life may, from time to time, advertise or include in sales literature Sub-Account performance relative to certain performance rankings and indices compiled by independent organizations. In advertising and sales literature, the performance of each Sub-Account may be compared to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, or investment portfolios of mutual funds with investment objectives similar to each of the Sub-Accounts. Lipper Analytical Services, Inc. ("Lipper"), the Variable Annuity Research Data Service ("VARDS"), and Morningstar Inc. ("Morningstar") are independent services which monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis.

Lipper and Morningstar rankings include variable life insurance issuers as well as variable annuity issuers. VARDS rankings compare only variable annuity issuers. The performance analyses prepared by Lipper, Morningstar and VARDS each rank such issuers on the basis of total return, assuming reinvestment of distributions, but do not take sales charges, redemption fees, or certain expense deductions at the separate account level into consideration. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking provides data as to which funds provide the highest total return within various categories of funds defined by the degree of risk inherent in their investment objectives.

Advertising and sales literature may also compare the performance of each Sub-Account to the Standard & Poor's Index of 500 Common Stocks, a widely used measure of stock performance. This unmanaged index assumes the reinvestment of dividends but does not reflect any "deduction" for the expense of operating or managing an investment portfolio. Other independent ranking services and indices may also be used as a source of performance comparison.

Other Matters

Protective Life may also report other information including the effect of tax-deferred compounding on a Sub-Account's investment returns, or returns in general, which may be illustrated by tables, graphs, or charts.

All income and capital gains derived from Sub-Account investments are reinvested and can lead to substantial long-term accumulation of assets, provided that the underlying Fund's investment experience is positive.

FEDERAL TAX MATTERS

Introduction

The following discussion of the federal income tax treatment of the Contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. The federal income tax treatment of the Contract is unclear in certain circumstances, and you should always consult a qualified tax adviser regarding the application of law to individual circumstances. This discussion is based on the Code, Treasury Department regulations, and interpretations existing on the date of this Prospectus.

These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.

This discussion does not address state or local tax consequences associated with the purchase of the Contract. In addition, Protective Life makes no guarantee regarding any tax treatment — federal, state or local — of any Contract or of any transaction involving a Contract.

The Company's Tax Status

Protective Life is taxed as a life insurance company under the Code. Since the operations of the Variable Account are a part of, and are taxed with, the operations of the Company, the Variable Account is not separately taxed as a "regulated investment company" under the Code. Under existing federal income tax laws, investment income and capital gains of the Variable Account are not taxed to the extent they are applied under a Contract. Protective Life does not anticipate that it will incur any federal income tax liability attributable to such income and gains of the Variable Account, and therefore does not intend to make provision for any such taxes. If Protective Life is taxed on investment income or capital gains of the Variable Account, then Protective Life may impose a charge against the Variable Account in order to make provision for such taxes.

TAXATION OF ANNUITIES IN GENERAL

Tax Deferral During Accumulation Period

Under existing provisions of the Code, except as described below, any increase in an Owner's Contract Value is generally not taxable to the Owner until received, either in the form of annuity payments as contemplated by the Contracts, or in some other form of distribution. However, this rule applies only if:

(1)  the investments of the Variable Account are "adequately diversified" in accordance with Treasury Department regulations;

(2)  the Company, rather than the Owner, is considered the owner of the assets of the Variable Account for federal income tax purposes; and

(3)  the Owner is an individual (or an individual is treated as the Owner for tax purposes).

Diversification Requirements.

The Code and Treasury Department regulations prescribe the manner in which the investments of a segregated asset account, such as the Variable Account, are to be "adequately diversified." If the Variable Account fails to comply with these diversification standards, the Contract will not be treated as an annuity contract for federal income tax purposes and the Owner would generally be taxable currently on the excess of the Contract Value over the premiums paid for the Contract. Protective Life expects that the Variable Account, through the Funds, will comply with the diversification requirements prescribed by the Code and Treasury Department regulations.

Ownership Treatment.

In certain circumstances, variable annuity contract owners may be considered the owners, for federal income tax purposes, of the assets of a segregated asset account, such as the Variable Account, used to support their contracts. In those circumstances, income and gains from the segregated asset account would be currently includable in the contract owners' gross income. The Internal Revenue Service (the "IRS") has stated in published rulings that a variable contract owner will be considered the owner of the assets of a segregated asset account if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets.

The ownership rights under the Contract are similar to, but differ in certain respects from, the ownership rights described in certain IRS rulings where it was determined that contract owners were not owners of the assets of a segregated asset account (and thus not currently taxable on the income and gains). For example, the Owner of this Contract has the choice of more investment options to which to allocate purchase payments and Variable Account values than were addressed in such rulings. These differences could result in the Owner being treated as the owner of the assets of the Variable Account and thus subject to current taxation on the income and gains from those assets. In addition, the Company does not know what standards will be set forth in any further regulations or rulings which the Treasury Department or IRS may issue. Protective Life therefore reserves the right to modify the Contract as necessary to attempt to prevent Contract Owners from being considered the owners of the assets of the Variable Account. However, there is no assurance such efforts would be successful.

Nonnatural Owner.

As a general rule, Contracts held by "nonnatural persons" such as a corporation, trust or other similar entity, as opposed to a natural person, are not treated as annuity contracts for federal tax purposes. The income on such Contracts (as defined in the tax law) is taxed as ordinary income that is received or accrued by the Owner of the Contract during the taxable year. There are several exceptions to this general rule for nonnatural Owners. First, Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the Contract as an agent for a natural person. Thus, if a group Contract is held by a trust or other entity as an agent for certificate owners who are individuals, those individuals should be treated as owning an annuity for federal income tax purposes. However, this special exception will not apply in the case of any employer who is the nominal owner of a Contract under a non-qualified deferred compensation arrangement for its employees.

In addition, exceptions to the general rule for nonnatural Owners will apply with respect to:

(1)  Contracts acquired by an estate of a decedent by reason of the death of the decedent;

(2)  certain Qualified Contracts;

(3)  Contracts purchased by employers upon the termination of certain Qualified Plans;

(4)  certain Contracts used in connection with structured settlement agreements; and

(5)  Contracts purchased with a single purchase payment when the annuity starting date is no later than a year from purchase of the Contract and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

Delayed Annuity Commencement Dates.

If the Contract's Annuity Commencement Date occurs (or is scheduled to occur) at a time when the Annuitant has reached an advanced age (e.g., past age 85), it is possible that the Contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract could be currently includable in the Owner's income.

The remainder of this discussion assumes that the Contract will be treated as an annuity contract for federal income tax purposes.

Taxation of Partial and Full Surrenders

In the case of a partial surrender, amounts you receive are generally includable in income to the extent your Contract Value before the surrender exceeds your "investment in the contract" (defined below). All amounts includable in income with respect to the Contract are taxed as ordinary income; no amounts are taxed at the special lower rates applicable to long term capital gains and corporate dividends. Amounts received under a partial automatic withdrawal plan are treated for tax purposes as partial surrenders, not annuity payments. In the case of a full surrender, amounts received are includable in income to the extent they exceed the "investment in the contract." For these purposes, the "investment in the contract" at any time equals the total of the Purchase Payments made under the Contract to that time (to the extent such payments were neither deductible when made nor excludable from income as, for example, in the case of certain contributions to Qualified Contracts) less any amounts previously received from the Contract which were not includable in income.

Partial and full surrenders may be subject to a 10% penalty tax. (See "Penalty Tax on Premature Distributions.") Partial and full surrenders may also be subject to federal income tax withholding requirements. (See "FEDERAL INCOME TAX WITHHOLDING.")

Under the Waiver of Surrender Charges provision of the Contract, amounts we distribute may not be subject to Surrender Charges if you have a terminal illness or enter, for a period of at least 90 days, certain nursing home facilities. However, such distributions will be treated as surrenders for federal income tax purposes.

As described elsewhere in this Prospectus, the Company assesses a fee with respect to the Maximum Anniversary Value death benefit (and, for Contracts issued before May 1, 2009, the Return of Purchase Payments death benefit). Depending on the death benefit option and when the death benefit was elected, the fee may be assessed as a fee based on the Net Amount at Risk ("ValuPay Fee") or a death benefit-based fee ("CoverPay Fee"). The Company also assesses a fee for determining whether it will allow an increased annual amount of SecurePay Withdrawals for certain medical conditions. It is possible that these fees (or some portion thereof) could be treated for federal tax purposes as a partial surrender from the Contract.

Taxation of Annuity Payments

Normally, the portion of each annuity income payment taxable as ordinary income equals the excess of the payment over the exclusion amount. In the case of variable income payments, the exclusion amount is the "investment in the contract" (defined above) you allocate to the variable Annuity Option when payments begin, adjusted for any period certain or refund feature, divided by the number of payments expected (as determined by Treasury Department regulations which take into account the Annuitant's life expectancy and the form of annuity benefit selected). In the case of fixed income payments, the exclusion amount is determined by multiplying (1) the payment by (2) the ratio of the investment in the contract you allocate to the fixed Annuity Option, adjusted for any period certain or refund feature, to the total expected amount of annuity income payments for the term of the Contract (determined under Treasury Department regulations).

Once the total amount of the investment in the contract is excluded using the above formulas, annuity income payments will be fully taxable. If annuity income payments cease because of the death of the Annuitant and before the total amount of the investment in the contract is recovered, the unrecovered amount generally will be allowed as a deduction.

There may be special income tax issues present in situations where the Owner and the Annuitant are not the same person and are not married to one another within the meaning of federal law. You should consult a tax advisor in those situations.

Annuity income payments may be subject to federal income tax withholding requirements. (See "FEDERAL INCOME TAX WITHHOLDING.")

Tax Consequences of SecurePay Rider

Withdrawals, pledges, or gifts. In general, SecurePay Withdrawals are treated for tax purposes as partial surrenders. As described elsewhere, in the case of a partial surrender, an assignment or pledge of any portion of a Contract, or a transfer of the Contract without adequate consideration, the Owner will be required to include in income an amount determined by reference to the excess of his or her

Contract Value ("cash surrender value" in the case of a transfer without adequate consideration) over the "investment in the contract" at the time of the transaction. If you purchase the SecurePay rider, the IRS may determine that the income in connection with such transactions should be determined by reference to the excess of the greater of (1) the AWA or (2) the Contract Value ("cash surrender value" in the case of a transfer without adequate consideration) over the "investment in the contract."

Annuity Payments. If the oldest Owner's or Annuitant's 95th birthday occurs while the SecurePay rider is in effect, and we provide monthly payments equal to the greater of (1) the AWA divided by 12, and (2) payments under a life annuity with a 10 year certain period, we will treat such monthly payments as annuity income payments. Also, if the Contract Value is reduced to zero due to the deduction of fees and charges or a SecurePay Withdrawal, we will treat periodic payments made on or after the Annuity Commencement Date established under the SecurePay settlement as annuity income payments. As described above, annuity income payments are includable in gross income to the extent they exceed the exclusion amount. Once the total amount of the investment in the contract is excluded from income, annuity income payments will be fully taxable. It is possible that the total amount of the investment in the contract will be excluded from income as a result of partial surrenders taken prior to the Annuity Commencement Date established under the SecurePay settlement, in which case all payments made on or after that date will be fully includable in income.

SecurePay NH. The proper characterization for federal income tax purposes of SecurePay NH is unclear. We believe that the increased AWA payable because of confinement in a nursing home will be treated as a taxable payment under your annuity contract (as described above) and will not be excludable from your income as a payment under a long term care insurance contract. It is possible that the IRS could determine that SecurePay NH provides a form of long term care insurance coverage. In that event, (1) you could be treated as in receipt of some amount of income attributable to the value of the benefit even though you have not received a payment from your Contract, and (2) the amount of income attributable to AWA payments could differ from the amounts described above.

Taxation of Death Benefit Proceeds

Prior to the Annuity Commencement Date, we may distribute amounts from a Contract because of the death of an Owner or, in certain circumstances, the death of the Annuitant. Such death benefit proceeds are includable in income as follows:

(1)  if distributed in a lump sum, they are taxed in the same manner as a full surrender, as described above; or

(2)  if distributed under an Annuity Option, they are taxed in the same manner as annuity income payments, as described above.

After the Annuity Commencement Date, if a guaranteed period exists under a life income Annuity Option and the Annuitant dies before the end of that period, payments we make to the Beneficiary for the remainder of that period are includable in income as follows:

(1)  if received in a lump sum, they are included in income to the extent that they exceed the unrecovered investment in the contract at that time; or

(2)  if distributed in accordance with the existing Annuity Option selected, they are fully excluded from income until the remaining investment in the contract is deemed to be recovered, and all annuity income payments thereafter are fully includable in income.

Proceeds payable on death may be subject to federal income tax withholding requirements. (See "Federal Income Tax Withholding.")

Assignments, Pledges, and Gratuitous Transfers

Other than in the case of Qualified Contracts (which generally cannot be assigned or pledged), any assignment or pledge of (or agreement to assign or pledge) any portion of the Contract Value is treated for federal income tax purposes as a surrender of such amount or portion. The investment in the contract is increased by the amount includable as income with respect to such assignment or pledge, though it is not affected by any other aspect of the assignment or pledge (including its release). If an Owner transfers a Contract without adequate consideration to a person other than the Owner's spouse (or to a former spouse incident to divorce), the Owner will be required to include in income the difference between the "cash surrender value" and the investment in the contract at the time of transfer. In such case, the transferee's "investment in the contract" will increase to reflect the increase in the transferor's income. The exceptions for transfers to the Owner's spouse (or to a former spouse) are limited to individuals that are treated as spouses under federal law.

Penalty Tax on Premature Distributions

Where we have not issued the Contract in connection with a Qualified Plan, there generally is a 10% penalty tax on the amount of any payment from the Contract that is includable in income unless the payment is:

(a)  received on or after the Owner reaches age 59 1/2;

(b)  attributable to the Owner's becoming disabled (as defined in the tax law);

(c)  made on or after the death of the Owner or, if the Owner is not an individual, on or after the death of the primary annuitant (as defined in the tax law);

(d)  made as part of a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the Owner or the joint lives (or joint life expectancies) of the Owner and a designated beneficiary (as defined in the tax law); or

(e)  made under a Contract purchased with a single Purchase Payment when the annuity starting date is no later than a year from purchase of the Contract and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

Certain other exceptions to the 10% penalty tax not described herein also may apply. (Similar rules, discussed below, apply in the case of certain Qualified Contracts.)

Aggregation of Contracts

In certain circumstances, the IRS may determine the amount of an annuity income payment or a surrender from a Contract that is includable in income by combining some or all of the annuity contracts a person owns that were not issued in connection with Qualified Plans. For example, if a person purchases a Contract offered by this Prospectus and also purchases at approximately the same time an immediate annuity issued by Protective Life (or its affiliates), the IRS may treat the two contracts as one contract. In addition, if a person purchases two or more deferred annuity contracts from the same insurance company (or its affiliates) during any calendar year, all such contracts will be treated as one contract for purposes of determining whether any payment that was not received as an annuity (including surrenders prior to the Annuity Commencement Date) is includable in income. The effects of such aggregation are not always clear; however, it could affect the amount of a surrender or an annuity payment that is taxable and the amount which might be subject to the 10% penalty tax described above.

Exchanges of Annuity Contracts

We may issue the Contract in exchange for all or part of another annuity contract that you own. Such an exchange will be tax free if certain requirements are satisfied. If you exchange all of another annuity contract and the exchange is tax free, your investment in the Contract immediately after the exchange will generally be the same as that of the annuity contract exchanged, increased by any additional Purchase Payment made as part of the exchange. Your Contract Value immediately after the exchange may exceed your investment in the Contract. That excess may be includable in income should amounts subsequently be withdrawn or distributed from the Contract (e.g., as a partial surrender, full surrender, annuity income payment, or death benefit).

If you exchange part of an existing contract for the Contract, and within 180 days of the exchange you receive a payment other than certain annuity payments (e.g., you make a withdrawal) from either contract, the exchange may not be treated as a tax free exchange. Rather, some or all of the amount exchanged into the Contract could be includible in your income and subject to a 10% penalty tax.

You should consult your tax advisor in connection with an exchange of all or part of an annuity contract for the Contract, especially if you may make a withdrawal from either contract within 180 days after the exchange.

Medicare Hospital Insurance Tax on Certain Distributions

Effective for tax years beginning after December 31, 2012, a new Medicare hospital insurance tax of 3.8% will apply to some types of investment income. While final regulations have not been issued, it appears that this tax will apply to all taxable distributions from nonqualified annuities. This new tax only applies to taxpayers with "modified adjusted gross income" above $250,000 in the case of married couples filing jointly, $125,000 in the case of married couples filing separately, and $200,000 for all others. For more information regarding this tax and whether it may apply to you, please consult your tax advisor.

Loss of Interest Deduction Where Contract Is Held By or For the Benefit of Certain Nonnatural Persons

In the case of Contracts issued after June 8, 1997, to a nonnatural taxpayer (such as a corporation or a trust), or held for the benefit of such an entity, that entity's general interest deduction under the Code may be limited. More specifically, a portion of its otherwise deductible interest may not be deductible by the entity, regardless of whether the interest relates to debt used to purchase or carry the Contract. However, this interest deduction disallowance does not affect Contracts where the income on such Contracts is treated as ordinary income that the Owner received or accrued during the taxable year. Entities that are considering purchasing the Contract, or entities that will be Beneficiaries under a Contract, should consult a tax adviser.

QUALIFIED RETIREMENT PLANS

In General

The Contracts are also designed for use in connection with certain types of retirement plans which receive favorable treatment under the Internal Revenue Code. Numerous special tax rules apply to the participants in Qualified Plans and to Contracts used in connection with Qualified Plans. Therefore, we make no attempt in this prospectus to provide more than general information about use of the Contract with the various types of Qualified Plans. State income tax rules applicable to Qualified Plans and Qualified Contracts often differ from federal income tax rules, and this prospectus does not describe any of these differences. Those who intend to use the Contract in connection with Qualified Plans should seek competent advice.

The tax rules applicable to Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. For example, for full surrenders, partial automatic withdrawals, partial surrenders, and annuity income payments under Qualified Contracts, there may be no "investment in the contract" and the total amount received may be taxable. Both the amount of the contribution that you and/or your employer may make, and the tax deduction or exclusion that you and/or your employer may claim for such contribution, are limited under Qualified Plans.

In the case of Qualified Contracts, special rules apply to the time at which distributions must commence and the form in which the distributions must be paid. For example, the length of any guarantee period may be limited in some circumstances to satisfy certain minimum distribution requirements under the Code. Furthermore, failure to comply with minimum distribution requirements applicable to Qualified Plans will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the Qualified Plan. In the case of Individual Retirement Accounts or Annuities (IRAs), distributions of minimum amounts (as specified in the tax law) must generally commence by April 1 of the calendar year following the calendar year in which the Owner attains age 70 1/2. In the case of certain other Qualified Plans, distributions of such minimum amounts must generally commence by the later of this date or April 1 of the calendar year following the calendar year in which the employee retires. The death benefit under your Contract, as well as the persistency reward, the PrincipalBack annuitization benefit, the PayStream Plus annuitization benefit, the benefits under the SecurePay rider, and certain other benefits that the IRS may characterize as "other benefits" for purposes of the regulations under Code Section 401(a)(9), may increase the amount of the minimum required distribution that must be taken from your Contract.

There may be a 10% penalty tax on the taxable amount of payments from certain Qualified Contracts. There are exceptions to this penalty tax which vary depending on the type of Qualified Plan. In the case of an IRA, exceptions provide that the penalty tax does not apply to a payment:

(a)  received on or after the date the Owner reaches age 59 1/2;

(b)  received on or after the Owner's death or because of the Owner's disability (as defined in the tax law); or

(c)  made as part of a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the Owner or for the joint lives (or joint life expectancies) of the Owner and his designated beneficiary (as defined in the tax law).

These exceptions generally apply to taxable distributions from other Qualified Plans (although, in the case of plans qualified under sections 401 and 403, exception "c" above for substantially equal periodic payments applies only if the Owner has separated from service). In addition, the penalty tax does not apply to certain distributions from IRAs which are used for qualified first time home purchases or for higher education expenses. You must meet special conditions to be eligible for these two exceptions to the penalty tax. Those wishing to take a distribution from an IRA for these purposes should consult their tax advisor. Certain other exceptions to the 10% penalty tax not described herein also may apply.

When issued in connection with a Qualified Plan, we will amend a Contract as generally necessary to conform to the requirements of the plan. However, Owners, Annuitants, and Beneficiaries are cautioned that the rights of any person to any benefits under Qualified Plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract. In addition, the Company shall not be bound by terms and conditions of Qualified Plans to the extent such terms and conditions contradict the Contract, unless the Company consents.

Following are brief descriptions of various types of Qualified Plans in connection with which the Company may issue a Contract.

Individual Retirement Accounts and Annuities.

Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an IRA. If you use this Contract in connection with an IRA, the Owner and Annuitant generally must be the same individual and generally may not be changed. IRAs are subject to limits on the amounts that may be contributed and deducted and on the time when distributions must commence.

Also, subject to the direct rollover and mandatory withholding requirements (discussed below), you may "roll over" distributions from certain Qualified Plans on a tax-deferred basis into an IRA.

However, you may not use the Contract in connection with a "Coverdell Education Savings Account" (formerly known as an "Education IRA") under Section 530 of the Code, a "Simplified Employee Pension" under Section 408(k) of the Code, or a "Simple IRA" under Section 408(p) of the Code.

Roth IRAs.

Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a "Roth IRA." Roth IRAs are generally subject to the same rules as non-Roth IRAs, but differ in several respects. Among the differences is that, although contributions to a Roth IRA are not deductible, "qualified distributions" from a Roth IRA will be excludable from income.

A qualified distribution is a distribution that satisfies two requirements. First, the distribution must be made in a taxable year that is at least five years after the first taxable year for which a contribution to any Roth IRA established for the Owner was made. Second, the distribution must be either (1) made after the Owner attains the age of 59 1/2; (2) made after the Owner's death; (3) attributable to the Owner being disabled; or (4) a qualified first-time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code. In addition, distributions from Roth IRAs need not commence when the Owner attains age 70 1/2. A Roth IRA may accept a "qualified rollover contribution" from (1) a non-Roth IRA, (2) a "designated Roth account" maintained under a Qualified Plan, and (3) certain Qualified Plans of eligible individuals. Special rules apply to rollovers to Roth IRAs from Qualified Plans and from designated Roth accounts under Qualified Plans. You should seek competent advice before making such a rollover.

Pension and Profit-Sharing Plans.

Section 401(a) of the Code permits employers to establish various types of tax-favored retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh," permits self-employed individuals also to establish such tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of the Contract in order to provide benefits under the plans. These types of plans may be subject to rules under Sections 401(a)(11) and 417 of the Code that provide rights to a spouse or former spouse of a participant. In such a case, the participant may need the consent of the spouse or former spouse to change annuity options, to elect a partial automatic withdrawal option, or to make a partial or full surrender of the Contract.

Pension and profit sharing plans are subject to nondiscrimination rules. The non-discrimination rules generally require that benefits, rights or features of the plan not discriminate in favor of highly compensated employees. In evaluating whether the Contract is suitable for purchase in connection with such a plan, you should consider the effect of the minimum initial Purchase Payment on the plan's compliance with applicable nondiscrimination requirements. You should also consider the extent to which other aspects of the Contract, e.g., fees that vary based on Contract values, may affect the plan's compliance with the nondiscrimination requirements. Violation of these rules can cause loss of the plan's tax favored status under the Code. Employers intending to use the Contract in connection with such plans should seek competent advice.

Section 403(b) Annuity Contracts.

Protective no longer issues Contracts under Section 403(b) of the Code (i.e., tax sheltered annuities or "TSAs"). In addition, Protective no longer accepts additional premiums into existing TSAs without prior approval from the Company. Section 403(b) of the Code permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the amount of purchase payments from gross income for tax purposes. Owners using the Contracts as a "Section 403(b) annuity contract" should seek competent advice as to eligibility, limitations on permissible amounts of purchase payments and other tax consequences associated with such Contracts.

Section 403(b) annuity contracts contain restrictions on withdrawals of:

  (i)  contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988;

  (ii)  earnings on those contributions; and

(iii)  earnings after December 31, 1988, on amounts attributable to salary reduction contributions held as of December 31, 1988.

These amounts can be paid only if the employee has reached age 59 1/2, had a severance from employment, died, has become disabled, in the case of hardship, or if the amount is a qualified reservist distribution under Section 72(t)(2)(G) of the Code. Amounts permitted to be distributed in the event of hardship are limited to actual contributions; earnings thereon can not be distributed on account of hardship. In addition, in the case of contracts issued on or after January 1, 2009, a Section 403(b) Contract is permitted to distribute retirement benefits (other than those attributable to salary reduction contributions) to a participant no earlier than upon the earlier of the participant's severance from employment or upon the prior occurrence of some event, such as after a fixed number of years, the attainment of a stated age, or disability. (These limitations on withdrawals and distributions do not apply to the extent the Company is directed to transfer or exchange some or all of the Contract Value to the issuer of another Section 403(b) annuity contract or into a Section 403(b)(7) custodial account.)

Income tax regulations impose a written plan requirement and certain information sharing requirements on Section 403(b) contracts (including Section 403(b) annuity contracts and Section 403(b)(7) custodial accounts), subject to certain exceptions. In particular, a rollover to a Section 403(b) contract from an eligible retirement plan, a transfer to a Section 403(b) plan from another Section 403(b) plan, and the exchange of a Section 403(b) contract for another Section 403(b) contract under the same Section 403(b) plan must be permitted under the Section 403(b) plan pursuant to which the contract is maintained. In addition, the issuer of the Section 403(b) contract and the employer maintaining the Section 403(b) plan generally must agree to provide each other, from time to time, with information necessary for the Section 403(b) contract, or any other contact to which contributions have been made by the employer, to satisfy Section 403(b) and other tax requirements. If these requirements are not met, there may be adverse tax consequences to the Contract Owner, including current taxation of amounts that would otherwise be tax deferred.

In light of the limitations in the income tax regulations, Protective, without prior approval, will not accept rollovers, transfers, or exchanges into a Section 403(b) annuity contract. A rollover, transfer, or exchange from your Section 403(b) annuity contract with Protective to another Section 403(b) contract may be made only if the other Section 403(b) annuity contract is maintained pursuant to a Section 403(b) plan that permits the rollover, transfer, or exchange. Before requesting a rollover, transfer, or exchange to another Section 403(b) contract, you should consult your tax advisor about the income tax consequences of the proposed transaction.

Deferred Compensation Plans of State and Local Governments and Tax-Exempt Organizations.

Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. Generally, a Contract purchased by a state or local government or a tax-exempt organization under a Section 457 plan will not be treated as an annuity contract for federal income tax purposes. The Contract will be issued in connection with a

Section 457 deferred compensation plan sponsored by a state or local government only if the plan has established a trust to hold plan assets, including the Contract.

SecurePay

Protective offers for an additional charge the SecurePay rider, which is a guaranteed lifetime withdrawal benefit rider. As noted above, Qualified Plans are subject to numerous special requirements and there is no authoritative guidance from the IRS on the effects on a Qualified Plan of the purchase of a guaranteed lifetime withdrawal benefit such as the SecurePay rider. Plan fiduciaries should consult a tax advisor before purchasing a Qualified Contract with a SecurePay rider because the purchase of a SecurePay rider could affect the qualification of the Contract and/or the Qualified Plan associated with the Contract. For example, it is unclear whether the SecurePay rider is part of the "balance of the employee's account" within the meaning of Section 411(a)(7), and, if so, whether a discontinuance or adjustment in the SecurePay rider coverage (such as upon the participant taking an "excess" withdrawal, or reallocating to another investment option within the plan) can result in an impermissible forfeiture under Section 411(a). In addition, certain types of Qualified Plans, such as a profit sharing plan under section 401(a) of the Code, must comply with certain qualified joint and survivor annuity rules ("QJSA rules") if a participant elects to receive a life annuity. The manner in which the QJSA rules apply to the SecurePay rider is unclear. For example, it is unclear whether an election to receive benefits under the SecurePay rider could be viewed as the election of a life annuity triggering certain spousal consent requirements. Noncompliance with the QJSA rules could affect the qualification of the Qualified Plan associated with the Contract. There may be other aspects of the SecurePay rider that could affect a Qualified Plan's tax status which are not discussed here.

When the SecurePay rider is purchased, one of the benefits available is the SecurePay NH. The proper characterization for federal income tax purposes of the SecurePay NH benefit is unclear. We believe the better characterization of the SecurePay NH benefit is that it is an annuity benefit and the increased AWA payments made under the SecurePay NH benefit are payments from your annuity. However, it is possible that the IRS could determine that the SecurePay NH benefit provides a form of long term care insurance coverage or some other type of "incidental benefit." The tax consequences of such a characterization are uncertain, but it could affect the qualification of the Contract and/or the Qualified Plan associated with the Contract.

Direct Rollovers

If your Contract is used in connection with a pension, profit-sharing or annuity plan qualified under Sections 401(a) or 403(a) of the Code is a Section 403(b) annuity contract, or is used with an eligible deferred compensation plan that has a government sponsor and that is qualified under Section 457(b) of the Code, any "eligible rollover distribution" from the Contract will be subject to direct rollover and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from a qualified pension plan under Section 401(a) of the Code, qualified annuity plan under Section 403(a) of the Code, Section 403(b) annuity contract or custodial account or an eligible Section 457(b) deferred compensation plan that has a government sponsor, excluding certain amounts (such as minimum distributions required under Section 401(a)(9) of the Code, distributions which are part of a "series of substantially equal periodic payments" made for life or a specified period of 10 years or more, or hardship distributions as defined in the tax law).

Under these requirements, federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the Contract, discussed below, you cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, you elect to have it directly transferred to certain eligible retirement plans (such as an IRA). Prior to receiving an eligible rollover distribution, you will receive a notice (from the plan administrator or the Company) explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct transfer.

FEDERAL INCOME TAX WITHHOLDING

In General

Protective Life will withhold and remit to the federal government a part of the taxable portion of each distribution made under a Contract unless the distributee notifies Protective Life at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, Protective Life may be required to withhold tax. The withholding rates applicable to the taxable portion of periodic annuity payments (other than eligible rollover distributions) are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of non-periodic payments (including surrenders prior to the Annuity Commencement Date) and conversions of, or rollovers from, non-Roth IRAs and Qualified Plans to Roth IRAs. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment. As discussed above, the withholding rate applicable to eligible rollover distributions is 20%.

Nonresident Aliens and Foreign Corporations

The discussion above provides general information regarding federal withholding tax consequences to annuity contract purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. Prospective purchasers that are not U.S. citizens or residents are advised to consult with a tax advisor regarding federal tax withholding with respect to the distributions from a Contract.

FATCA Withholding

If the payee of a distribution from the Contract is a foreign financial institution ("FFI") or a non-financial foreign entity ("NFFE") within the meaning of the Code as amended by the Foreign Account Tax Compliance Act ("FATCA"), the distribution could be subject to U.S. federal withholding tax on the taxable amount of the distribution at a 30% rate irrespective of the status of any beneficial owner of the Contract or the distribution. The rules relating to FATCA are complex, and a tax advisor should be consulted if an FFI or NFFE is or may be designated as a payee with respect to the Contract.

GENERAL MATTERS

Error in Age or Gender

When a benefit of the Contract is contingent upon any person's age or gender, we may require proof of such. We may suspend payments until we receive proof. When we receive satisfactory proof, we will make the payments which were due during the period of suspension. Where the use of unisex mortality rates is required, we will not determine or adjust benefits based upon gender.

If after we receive proof of age and gender (where applicable), we determine that the information you furnished was not correct, we will adjust any benefit under this Contract to that which would be payable based upon the correct information. If we have underpaid a benefit because of the error, we will make up the underpayment in a lump sum. If the error resulted in an overpayment, we will deduct the amount of the overpayment from any current or future payment due under the Contract. We will deduct up to the full amount of any current or future payment until the overpayment has been fully repaid. Underpayments and overpayments will bear interest at an annual effective interest rate of 3% when permitted by the state of issue.

Incontestability

We will not contest the Contract.

Non-Participation

The Contract is not eligible for dividends and will not participate in Protective Life's surplus or profits.

Assignment or Transfer of a Contract

You have the right to assign or transfer a Contract if it is permitted by law. Generally, you do not have the right to assign or transfer a Qualified Contract. We do not assume responsibility for any assignment or transfer. Any claim made under an assignment or transfer is subject to proof of the nature and extent of the assignee's or transferee's interest before we make a payment. Assignments and transfers have federal income tax consequences. An assignment or transfer may result in the Owner recognizing taxable income. (See "Taxation of Annuities in General, Assignments, Pledges and Gratuitous Transfers" in the prospectus.)

Notice

All instructions and requests to change or assign the Contract must be in writing in a form acceptable to us, signed by the Owner(s), and received at our Administrative Office. The instruction, change or assignment will relate back to and take effect on the date it was signed, except we will not be responsible for following any instruction or making any change or assignment before we receive it.

Modification

No one is authorized to modify or waive any term or provision of this Contract unless we agree to the modification or waiver in writing and it is signed by our President, Vice-President or Secretary. We reserve the right to change or modify the provisions of this Contract to conform to any applicable laws, rules or regulations issued by a government agency, or to assure continued qualification of the Contract as an annuity contract under the Code. We will send you a copy of the endorsement that modifies the Contract, and where required we will obtain all necessary approvals, including that of the Owner(s).

Reports

At least annually prior to the Annuity Commencement Date, we will send to you at the address contained in our records a report showing the current Contract Value and any other information required by law.

Settlement

Benefits due under this Contract are payable from our Administrative Office. You may apply the settlement proceeds to any payout option we offer for such payments at the time you make the election. Unless directed otherwise in writing, we will make payments according to the Owner's instructions as contained in our records at the time we make the payment. We shall be discharged from all liability for payment to the extent of any payments we make.

Receipt of Payment

If any Owner, Annuitant, Beneficiary or Payee is incapable of giving a valid receipt for any payment, we may make such payment to whomever has legally assumed his or her care and principal support. Any such payment shall fully discharge us to the extent of that payment.

Protection of Proceeds

To the extent permitted by law and except as provided by an assignment, no benefits payable under this Contract will be subject to the claims of creditors.

Minimum Values

The values available under the Contract are at least equal to the minimum values required in the state where the Contract is delivered.

Application of Law

The provisions of the Contract are to be interpreted in accordance with the laws of the state where the Contract is delivered, with the Code and with applicable regulations.

No Default

The Contract will not be in default if subsequent Purchase Payments are not made.

DISTRIBUTION OF THE CONTRACTS

We have entered into an agreement with Investment Distributors, Inc. ("IDI") under which IDI has agreed to distribute the Contracts on a "best efforts" basis. Under the agreement, IDI serves as principal underwriter (as defined under Federal securities laws and regulations) for the Contracts. IDI is a Tennessee corporation and was established in 1993. IDI, a wholly-owned subsidiary of PLC, is an affiliate of and shares the same address as Protective Life. IDI is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulatory Authority ("FINRA").

IDI does not sell Contracts directly to purchasers. IDI, together with Protective Life, enters into distribution agreements with other broker-dealers, including ProEquities, Inc., an affiliate of Protective Life and IDI, (collectively, "Selling Broker-Dealers") for the sale of the Contracts. Registered representatives of the Selling Broker-Dealers sell the Contracts directly to purchasers. Registered representatives of the Selling Broker-Dealers must be licensed as insurance agents by applicable state insurance authorities and appointed as agents of Protective Life in order to sell the Contracts.

We pay commissions and additional asset-based compensation to Selling Broker-Dealers through IDI. IDI does not retain any commission payment or other amounts as principal underwriter for the Contracts. However, we may pay some or all of IDI's operating and other expenses.

We paid the following aggregate dollar amounts to IDI in commissions and additional asset-based compensation relating to sales of our variable annuity contracts, including the Contracts. IDI did not retain any of these amounts.

Fiscal Year Ended	Amount Paid to IDI
December 31, 2010	$84,823,201
December 31, 2011	$128,712,319
December 31, 2012	$141,595,320

We no longer offer the Contracts, although we reserve the right to begin offering the Contracts at any time.

Selling Broker-Dealers

We pay commissions and may provide some form of non-cash compensation to all Selling Broker-Dealers in connection with the promotion and sale of the Contracts. A portion of any payments made to Selling Broker-Dealers may be passed on to their registered representatives in accordance with their internal compensation programs. We may use any of our corporate assets to pay commissions and other costs of distributing the Contracts, including any profit from the mortality and expense risk charge or other fees and charges imposed under the Contracts. Commissions and other incentives or payments described below are not charged directly to Contract owners or the Variable Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the Contracts or from our general account.

Compensation Paid to All Selling Broker-Dealers. We pay commissions as a percentage of initial and subsequent Purchase Payments at the time we receive them, as a percentage of Contract Value on an ongoing basis, or a combination of both. While the amount and timing of commissions may vary depending on the distribution agreement, we do not expect them to exceed 8% of any Purchase Payment (if compensation is paid as a percentage of Purchase Payments) and/or 1.0% annually of average Contract Value (if compensation is paid as a percentage of Contract Value). In the normal course of business, we may also provide non-cash compensation in connection with the promotion of the Contracts, including conferences and seminars (including travel, lodging and meals in connection therewith), and items of relatively small value, such as promotional gifts, meals, or tickets to sporting or entertainment events.

The registered representative who sells you the Contract typically receives a portion of the compensation we pay to his or her Selling Broker-Dealer, depending on the agreement between the Selling Broker-Dealer and your registered representative and the Selling Broker-Dealer's internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. If you would like information about what your registered representative and the Selling Broker-Dealer for whom he or she works may receive in connection with your purchase of a Contract, please ask your registered representative.

Additional Compensation Paid to Selected Selling Broker-Dealers. In addition to ordinary commissions and non-cash compensation, we may pay additional asset-based compensation to selected Selling Broker-Dealers. These payments are made through IDI. These payments may be (1) additional amounts as a percentage of purchase payments and/or premiums we receive on our variable insurance products (including the Contracts), and (2) additional "trail" commissions, which are periodic payments as a percentage of the contract and policy values or variable account values of our variable insurance products (including Contract Values and Variable Account values of the Contracts). Some or all of these additional asset-based compensation payments may be conditioned upon the Selling Broker-Dealer producing a specified amount of new purchase payments and/or premiums (including Purchase Payments for the Contracts) and/or maintaining a specified amount of contract and policy value (including Contract Values of the Contracts) with us.

The Selling Broker-Dealers to whom we pay additional asset-based compensation may provide preferential treatment with respect to our products (including the Contracts) in their marketing programs. Preferential treatment of our products by a Selling Broker-Dealer may include any or all of the following: (1) enhanced marketing of our products over non-preferred products; (2) increased access to the Selling Broker-Dealer's registered representatives; and (3) payment of higher compensation to registered representatives for selling our products (including the Contracts) than for selling non-preferred products.

In 2012, we paid additional asset-based compensation to the Selling Broker-Dealers Edward Jones, UBS, ProEquities, AIG Advisor Group, LPL Financial and Raymond James in connection with the sale of our variable insurance products (including the Contracts). Some of these payments were substantial.

These additional asset-based compensation arrangements are not offered to all Selling Broker-Dealers. These arrangements are designed to specially encourage the sale of our products (and/or our affiliates' products) by such Selling Broker-Dealers. The prospect of receiving, or the receipt of, additional asset-based compensation may provide Selling Broker-Dealers and/or their registered representatives with an incentive to favor sales of our variable insurance products (including the Contracts) over other variable insurance products (or other investments) with respect to which a Selling

Broker-Dealer does not receive additional compensation, or receives lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the Contracts. If you would like information about what your registered representative and the Selling Broker-Dealer for whom he or she works may receive in connection with your purchase of a Contract, please ask your registered representative.

We may also pay to selected Selling Broker-Dealers, including those listed above as well as others, additional compensation in the form of (1) payments for participation in meetings and conferences that include presentations about our products (including the Contracts), and (2) payments to help defray the costs of sales conferences and educational seminars for the Selling Broker-Dealers' registered representatives.

Arrangements with Affiliated Selling Broker-Dealer. In addition to the ordinary commissions and non-cash compensation that we pay to all Selling Broker-Dealers, including ProEquities, Inc., we or our parent company, Protective Life Corporation, pay some of the operating and other expenses of ProEquities, Inc., such as paid-in-capital and certain overhead expenses. Additionally, employees of ProEquities, Inc. may be eligible to participate in various employee benefit plans offered by Protective Life Corporation.

Inquiries

You may make inquiries regarding a Contract by writing to Protective Life at its Administrative Office.

CEFLI

Protective Life Insurance Company is a member of the Compliance & Ethics Forum for Life Insurers ("CEFLI"), and as such may include the CEFLI logo and information about CEFLI membership in its advertisements. Companies that belong to CEFLI subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

LEGAL PROCEEDINGS

Protective Life and its subsidiaries, like other insurance companies, in the ordinary course of business are involved in some class action and other lawsuits, or alternatively in arbitration. In some class action and other lawsuits involving insurance companies, substantial damages have been sought and material settlement payments have been made. Although the outcome of any litigation or arbitration cannot be predicted, Protective Life believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on IDI's, Protective Life's or the Variable Account's financial position.

VOTING RIGHTS

In accordance with its view of applicable law, Protective Life will vote the Fund shares held in the Variable Account at special shareholder meetings of the Funds in accordance with instructions received from persons having voting interests in the corresponding Sub-Accounts. If, however, the 1940 Act or any regulation thereunder should be amended, or if the present interpretation thereof should change, or Protective Life determines that it is allowed to vote such shares in its own right, it may elect to do so.

The number of votes available to an Owner will be calculated separately for each Sub-Account of the Variable Account, and may include fractional votes. The number of votes attributable to a Sub-Account will be determined by applying an Owner's percentage interest, if any, in a particular Sub-Account to the total number of votes attributable to that Sub-Account. An Owner holds a voting interest in each Sub-Account to which that Owner has allocated Accumulation Units or Annuity Units. Before the Annuity Commencement Date, the Owner's percentage interest, if any, will be percentage of the dollar value of Accumulation Units allocated for his or her Contract to the total dollar value of that Sub-Account. On or after the Annuity Commencement Date, the Owner's percentage interest, if any, will be percentage of the dollar value of the liability for future variable income payments to be paid from the Sub-Account to the total dollar value of that Sub-Account. The liability for future payments is calculated on the basis of the mortality assumptions, (if any), the Assumed Investment Return and the Annuity Unit Value of that Sub-Account. Generally, as variable income payments are made to the payee, the liability for future payments decreases as does the number of votes.

The number of votes which are available to the Owner will be determined as of the date coincident with the date established by the Fund for determining shareholders eligible to vote at the relevant meeting of that Fund. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the Fund.

It is important that each Owner provide voting instructions to Protective Life because shares as to which no timely instructions are received and shares held by Protective Life in a Sub-Account as to which no Owner has a beneficial interest will be voted in proportion to the voting instructions which are received with respect to all Contracts participating in that Sub-Account. As a result, a small number of Owners may control the outcome of a vote. Voting instructions to abstain on any item to be voted upon will be applied to reduce the votes eligible to be cast on that item.

Protective Life will send or make available to each person having a voting interest in a Sub-Account proxy materials, reports, and other material relating to the appropriate Fund.

FINANCIAL STATEMENTS

The audited statement of assets and liabilities of The Protective Variable Annuity Separate Account as of December 31, 2012 and the related statement of operations for the year then ended and the statement of changes in net assets for the years ended December 31, 2012 and 2011 as well as the Report of Independent Registered Public Accounting Firm are contained in the Statement of Additional Information.

The audited consolidated balance sheets for Protective Life as of December 31, 2012 and 2011 and the related consolidated statements of income, share-owner's equity, and cash flows for the three years in the period ended December 31, 2012 and the related financial statement schedules as well as the Report of Independent Registered Public Accounting Firm are contained in the Statement of Additional Information.

STATEMENT OF ADDITIONAL INFORMATION

TABLE OF CONTENTS

Page
SAFEKEEPING OF ACCOUNT ASSETS	1
STATE REGULATION	1
RECORDS AND REPORTS	1
LEGAL MATTERS	1
EXPERTS	1
OTHER INFORMATION	2
FINANCIAL STATEMENTS	2

(This page has been left blank intentionally.)

APPENDIX A
EXAMPLE OF DEATH BENEFIT CALCULATIONS

Assume an Owner is 55 on the Effective Date, 1/1/yy. Assume the following transactions occur prior to the Owner's death and that the Contract Value before the partial surrender on 4/1/(yy+2) is $125,000.

Date	Transaction	Amount
1/1/yy	Purchase Payment	$100,000
4/1/(yy+2)	Partial Surrender (including applicable surrender charges)	$25,000
10/1(yy+4)	Purchase Payment	$80,000

The Contract Values on each Contract Anniversary are shown below. These Contract Values are hypothetical and are solely for the purpose of illustrating death benefit calculations. The Contract Values presented are net of all expenses and charges including Fund expenses and Periodic Charges. This illustration does not reflect historical investment results, nor does it predict or guarantee future investment results. Actual results may be higher or lower.

Anniversary Date	Contract Value
1/1(yy+1)	$120,000
1/1(yy+2)	$130,000
1/1(yy+3)	$105,000
1/1(yy+4)	$110,000
1/1(yy+5)	$180,000

Finally, assume the Owner dies on 7/1(yy+5) when the Contract Value is $185,000. Also assume that proof of death was provided immediately, and no premium tax is applicable.

Return of Purchase Payments Death Benefit

The Return of Purchase Payments Death Benefit payable is the greater of:

(1)  Contract Value of $185,000 or,

(2)  aggregate Purchase Payments less an adjustment for each surrender*, or $180,000 less $20,000 equals $160,000.

The death benefit payable is then $185,000.

*  The adjustment for each partial surrender is the amount that reduces the death benefit at the time of the surrender in the same proportion that the amount surrendered reduces the Contract Value. If the Contract Value is lower than the death benefit at the time of the partial surrender, the adjustment will be larger than the amount surrendered. In this example, the $25,000 partial surrender reduces the $125,000 Contract Value on the date of the surrender by 20%. The amount that would reduce the death benefit in the same proportion on the date of the partial surrender is 20% of $100,000 or $20,000.

A-1

Maximum Anniversary Value Death Benefit

The Maximum Anniversary Value Death Benefit is equal to the greatest of (1) the Contract Value, (2) the aggregate Purchase Payments less an adjustment for each partial surrender (see "Return of Purchase Payments Death Benefit," above), or (3) the greatest maximum anniversary value attained. A maximum anniversary value equals the Contract Value on the Contract Anniversary plus all subsequent Purchase Payments minus an adjustment for each subsequent amount surrendered**, as shown below.

Anniversary Date	Anniversary Value
1/1/(yy+1)	$120,000 minus $26,000 plus $80,000 equals $174,000
1/1/(yy+2)	$130,000 minus $26,000 plus $80,000 equals $184,000
1/1/(yy+3)	$105,000 plus $80,000 equals $185,000
1/1/(yy+4)	$110,000 plus $80,000 equals $190,000
1/1/(yy+5)	$180,000

**  The adjustment for each surrender is the amount that reduces the death benefit at the time of the surrender in the same proportion that the amount surrendered, including any associated surrender charges, reduces the Contract Value. If the Contract Value is lower than the Maximum Anniversary Value Death Benefit at the time of the partial surrender, the adjustment will be larger than the amount surrendered. In this example, the $25,000 partial surrender reduces the $125,000 Contract Value on the date of the surrender by 20%. The amount that would reduce the Maximum Anniversary Value Death Benefit in the same proportion on the date of the surrender is 20% of $130,000 or $26,000.

The Maximum Anniversary Value Death Benefit is equal to the greatest of:

(1)  Contract Value of $185,000,

(2)  aggregate Purchase Payments less an adjustment for each surrender (see "Return of Purchase Payments Death Benefit," above), or $180,000 less $20,000 equals $160,000.

(3)  the greatest maximum anniversary value attained, or $190,000.

The death benefit payable is then $190,000.

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APPENDIX B
EXAMPLE OF SURRENDER CHARGE CALCULATION

Surrender charges are applied to Contract Value surrendered according to the table below:

Number of Full Years Elapsed Between the Date Purchase Payment was Accepted and the Date of Surrender		Surrender Charge Percentage
0		7.0%
1		6.0%
2		6.0%
3		5.0%
4		4.0%
5		3.0%
6		2.0%
7	+	0.0%

Assume an initial Purchase Payment of $100,000 is made on the Effective Date, followed 5 years later by a subsequent Purchase Payment of $50,000. On the sixth Contract Anniversary, assume the Contract Value is $175,000.

During the seventh Contract Year, when the Contract Value has increased to $185,000, a partial surrender of $50,000 is requested. On the eighth Contract Anniversary, when the Contract Value is $200,000, a full surrender is requested. To start, the surrender charge can never exceed 9% of aggregate Purchase Payments, in this case, $13,500.

When the $50,000 partial surrender is requested, $25,000 represents earnings in the Contract and is available free of surrender charges. The remaining surrendered amount of $25,000 is allocated to the initial $100,000 Purchase Payment. Since 6 full years have elapsed since the initial Purchase Payment, a 2.0% surrender charge percentage will apply and the surrender charge is $25,000 times 2.0%, which equals $500.

From the $200,000 full surrender, $75,000 represents earnings in the Contract and is free of surrender charges. The remaining $125,000 is prorated to the Purchase Payments as follows:

•  75,000 is allocated to the initial Purchase Payment

•  50,000 is allocated to the subsequent Purchase Payment

Since 8 full years have elapsed since the initial Purchase Payment, a 0.0% surrender charge percentage will apply to $75,000.

Since 3 full years have elapsed since the subsequent Purchase Payment, a 5.0% surrender charge percentage will apply to $50,000.

The total surrender charge upon the full surrender is $2,500.

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APPENDIX C
EXPLANATION OF THE VARIABLE INCOME PAYMENT CALCULATION

Assuming an Annuity Value of $100,000 on the Annuity Commencement Date and annual variable income payments selected under Option A with a 5 year certain period, the dollar amount of the payment determined, but not paid, on the Annuity Commencement Date is calculated using an interest assumption of 5%, as shown below.

There are 5 annual payments scheduled. Assuming an interest rate of 5%, the applied Annuity Value is then assumed to have a balance of $0 after the last payment is made at the end of the 5th year. The amount of the payment determined on the Annuity Commencement Date is the amount necessary to force this balance to $0.

Date	Interest Earned During Year at 5%	Annuity Value Before Payment	Payment Made	Annuity Value After Payment
Annuity Commencement Date		$100,000.00	$0.00	$100,000.00
End of 1st year	$5,000.00	$105,000.00	$23,097.48	$81,902.52
End of 2nd year	$4,095.13	$85,997.65	$23,097.48	$62,900.17
End of 3rd year	$3,145.01	$66,045.17	$23,097.48	$42,947.69
End of 4th year	$2,147.38	$45,095.08	$23,097.48	$21,997.60
End of 5th year	$1,099.88	$23,097.48	$23,097.48	$0.00

Assuming an interest rate of 5%, a payment of $23,097.48 is determined, but not paid, on the Annuity Commencement Date.

The actual variable income payment made at the end of the 1st year will equal $23,097.48 only if the net investment return during the 1st year equals 5%. If the net investment return exceeds 5%, then the 1st payment will exceed $23,097.48. If the net investment return is less than 5%, then the 1st payment will be less than $23,097.48.

Subsequent variable payments will vary based on the net investment return during the year in which the payment is scheduled to be made. A payment will equal the payment made at the end of the prior year only if the net investment return equals 5%. If the net investment return exceeds 5%, then the payment will exceed the prior payment. If the net investment return is less than 5%, then the payment will be less than the prior payment.

EXPLANATION OF THE COMMUTED VALUE CALCULATION

A Contract may be fully or partially surrendered for a commuted value while variable income payments under Annuity Option A are being made. (See "Annuity Options.") If the Contract is surrendered, the amount payable will be the commuted value of future payments at the assumed interest rate of 5%, which will be equal to the values shown in the column titled "Annuity Value after Payment," above. If the Contract is surrendered while variable income payments are being made under Annuity Option A and within 7 years of a Purchase Payment, the amount payable will be reduced by any applicable surrender charge. (See "Annuity Income Payments, Variable Income Payments.")

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APPENDIX D
CONDENSED FINANCIAL INFORMATION

Sub-Accounts

The date of inception of each of the Sub-Accounts available in the ProtectiveValues Variable Annuity Contract as follows:

March 14, 1994 — Oppenheimer Money Fund
Goldman Sachs Strategic International Equity
Institutional Class
Goldman Sachs Structured
Small Cap Equity
Institutional Class
Goldman Sachs Structured U.S. Equity Institutional Class
Goldman Sachs Large Cap Value (formerly Growth and Income) Institutional Class
 June 13, 1995 — Goldman Sachs Strategic Growth (formerly Capital Growth) Institutional Class
 October 2, 2000 — Invesco V.I. American Value II (formerly Invesco Van Kampen V.I. American Value II)(1)
 May 1, 2002 — Lord Abbett Growth and Income, Value Class
Lord Abbett Mid-Cap Stock Portfolio, Value Class (formerly Lord Abbett Mid-Cap Value)
Lord Abbett Bond-Debenture, Value Class
June 2, 2003 — Lord Abbett Growth Opportunities, Value Class
Lord Abbett Calibrated Dividend Growth, Value Class (formerly Lord Abbett Capital Structure, Value Class)
MFS Growth SS (formerly Emerging Growth SS)
MFS Research SS
MFS Investors Trust SS
MFS Investors Growth Stock SS
MFS Total Return SS
MFS New Discovery SS
MFS Utilities SS	June 2, 2003 — Oppenheimer Discovery Mid Cap Growth SS (formerly Oppenheimer Small & Mid Cap Growth SS)
Oppenheimer Capital
Appreciation SS
Oppenheimer Main Street SS
Oppenheimer Global Strategic Income SS (formerly
Strategic Bond SS)
Oppenheimer Global SS (formerly Oppenheimer Global Securities SS)
Invesco V.I. American Franchise II (formerly Invesco Van Kampen V.I. American Franchise II)(1)
Van Kampen LIT Enterprise II*(1)
Invesco V.I. Comstock II (formerly Invesco Van Kampen V.I. Comstock II)(1)
Invesco V.I. Growth and Income II (formerly Invesco Van Kampen V.I. Growth and Income II)(1)
 December 19, — Invesco V.I. Government
2003 Securities II(1)
Invesco V.I. Equity and Income II (formerly Invesco Van Kampen V.I. Equity and Income II)(1)
Goldman Sachs Mid Cap Value Institutional Class
 May 1, 2006 — Fidelity VIP Mid Cap-SC2
Fidelity VIP Growth-SC2
Fidelity VIP Equity-Income-SC2
Fidelity VIP Contrafund®-SC2
Fidelity VIP Investment Grade Bond-SC2
Fidelity VIP Index 500-SC2
Franklin Income Securities-C2
Franklin Rising Dividends Securities-C2
Franklin Small-Mid Cap Growth Securities-C2
Franklin Flex Cap Growth Securities-C2
Mutual Shares Securities-C2
Templeton Foreign Securities-C2
Templeton Growth Securities-C2

May 1, 2007 — Franklin U.S. Government-C2
Templeton Global Bond
 Securities-C2 (formerly Templeton Global Income Securities-C2)
 May 1, 2008 — Fidelity VIP Freedom Fund — 2015 Maturity-SC2
Fidelity VIP Freedom Fund — 2020 Maturity-SC2
American Funds Asset Allocation Fund-SC
Goldman Sachs Strategic Growth (formerly Capital Growth) Service Class
Goldman Sachs Large Cap Value (formerly Growth and Income) Service Class
Goldman Sachs Strategic International Equity Service
Class
Goldman Sachs Structured Small Cap Equity Service Class
Goldman Sachs Structured U.S. Equity Service Class
Lord Abbett Classic Stock, Value Class (formerly Large-Cap Core)
Lord Abbett International Opportunities, Value Class (formerly International)
Invesco V.I. International Growth Class II(1)
UIF Global Real Estate Class II	November 2, 2009 — Franklin Small Cap Value Securities, Class 2
Goldman Sachs Growth Opportunities, Service Class
ClearBridge Mid Cap Core, Class II (formerly Legg Mason ClearBridge Mid Cap Core, Class II)
ClearBridge Small Cap Growth, Class II (formerly Legg Mason ClearBridge Small Cap Growth, Class II)
Lord Abbett Fundamental Equity, Value Class (formerly All Value)
MFS Research Bond, Service Class.
MFS Value, Service Class
PIMCO Long-Term US Government, Advisor Class.
PIMCO Low Duration, Advisor Class.
PIMCO Real Return, Advisor Class.
PIMCO Short-Term, Advisor Class
PIMCO Total Return, Advisor Class.
Royce Capital Micro-Cap, Service Class.
Royce Capital Small-Cap, Service Class.
Invesco V.I. Balanced Risk Allocation Class II.(1)
Invesco V.I. Mid Cap Growth II (formerly Invesco Van Kampen V.I. Mid Cap Growth II)(1)
May 1, 2010 — Goldman Sachs Mid-Cap Value, Service Class

*  The Van Kampen LIT Enterprise II Portfolio was liquidated on April 24, 2009.

(1)  On June 1, 2010, the portfolios of the Universal Institutional Funds, Inc. and the Van Kampen Life Investment Trust merged into new portfolios of the AIM Variable Insurance Funds (Invesco Variable Insurance Funds). On May 2, 2011, the Invesco Van Kampen V.I. Global Tactical Asset Allocation Fund merged into the Invesco V.I. Balanced-Risk Allocation Fund, the Invesco Van Kampen V.I. Government Fund merged into the Invesco V.I. Government Securities Fund, and the Invesco Van Kampen V.I. International Growth Equity Fund merged into the Invesco V.I. International Growth Fund.

Accumulation Units

The following tables show, for each available Sub-Account, Accumulation Unit values and outstanding Accumulation Units for the classes of Accumulation Units available in the ProtectiveValues Variable Annuity Contract as of December 31 of each year listed. We offer other variable annuity contracts with classes of Accumulation Units in each available Sub-Account that have different mortality and expense risk charges and administration charges than the classes of Accumulation Units offered in the ProtectiveValues Variable Annuity. Only the class of Accumulation Units available in the ProtectiveValues Variable Annuity Contract are shown in the following tables. For charges associated with these classes of Accumulation Units, see "Fees and Expenses, Periodic Charges," on page 4 of this prospectus.

You should read the information in the following tables in conjunction with the Variable Account's financial statements and the related notes in the Statement of Additional Information.

Accumulation Unit Values

ALL ACCUMULATION UNIT VALUES ARE ROUNDED TO THE NEAREST WHOLE CENT

Sub Account	Year Ended	Contracts Issued 5/1/10 to present	Contracts Issued 5/1/09 to 4/30/10	Contracts Issued before May 1, 2009
American Funds Asset Allocation Fund — SC	2012	$11.67	$15.79	$11.75
	2011	$10.17	$13.76	$10.23
	2010	$10.17	$13.74	$10.21
	2009		$12.36	$9.17
	2008			$7.48
ClearBridge Mid Cap Core — Class II (formerly	2012	$13.82	$13.85	$13.89
Legg Mason ClearBridge Mid Cap Core —	2011	$11.90	$11.92	$11.94
Class II)	2010	$12.57	$12.58	$12.60
	2009		$10.43	$10.43
ClearBridge Small Cap Growth — Class II	2012	$15.28	$15.30	$15.35
(formerly Legg Mason ClearBridge	2011	$13.01	$13.02	$13.05
Small Cap Growth — Class II)	2010	$13.04	$13.05	$13.06
	2009		$10.59	$10.59
Fidelity VIP Contrafund® — Service Class 2	2012	$16.00	$17.32	$11.83
	2011	$13.95	$15.10	$10.30
	2010	$14.53	$15.72	$10.71
	2009		$13.61	$9.26
	2008			$6.91
	2007			$12.20
	2006			$10.51
Fidelity VIP Equity-Income — Service Class 2	2012		$17.63	$10.84
	2011		$15.25	$9.36
	2010		$15.33	$9.41
	2009		$13.50	$8.28
	2008			$6.44
	2007			$11.39
	2006			$11.37

Sub Account	Year Ended	Contracts Issued 5/1/10 to present	Contracts Issued 5/1/09 to 4/30/10	Contracts Issued before May 1, 2009
Fidelity VIP Freedom Fund — 2015 Maturity —	2012		$15.08	$11.43
Service Class 2	2011		$13.64	$10.33
	2010		$13.87	$10.50
	2009		$12.45	$9.41
	2008			$7.61
Fidelity VIP Freedom Fund — 2020 Maturity —	2012		$15.85	$11.20
Service Class 2	2011		$14.18	$10.02
	2010		$14.54	$10.26
	2009		$12.87	$9.07
	2008			$7.13
Fidelity VIP Growth — Service Class 2	2012		$17.70	$11.54
	2011		$15.66	$10.20
	2010		$15.85	$10.32
	2009		$12.96	$8.42
	2008			$6.65
	2007			$12.77
	2006			$10.20
Fidelity VIP Index 500 — Service Class 2	2012	$13.50	$17.14	$11.65
	2011	$11.82	$15.00	$10.19
	2010	$11.76	$14.92	$10.12
	2009		$13.16	$8.92
	2008			$7.14
	2007			$11.49
	2006			$11.04
Fidelity VIP Investment Grade Bond — Service	2012	$13.74	$13.08	$13.79
Class 2	2011	$13.17	$12.54	$13.20
	2010	$12.46	$11.86	$12.47
	2009		$11.16	$11.72
	2008			$10.27
	2007			$10.75
	2006			$10.45
Fidelity VIP Mid-Cap — Service Class 2	2012	$18.55	$16.92	$12.18
	2011	$16.40	$14.95	$10.75
	2010	$18.63	$16.97	$12.19
	2009		$13.36	$9.59
	2008			$6.94
	2007			$11.61
	2006			$10.18

Sub Account	Year Ended	Contracts Issued 5/1/10 to present	Contracts Issued 5/1/09 to 4/30/10	Contracts Issued before May 1, 2009
Franklin Templeton — Franklin Flex Cap Growth	2012	$11.00	$15.40	$11.12
Securities — Class 2	2011	$10.20	$14.27	$10.29
	2010	$10.85	$15.17	$10.92
	2009		$13.22	$9.51
	2008			$7.23
	2007			$11.30
	2006			$9.99
Franklin Templeton — Franklin Income	2012	$13.47	$16.78	$13.60
Securities — Class 2	2011	$12.11	$15.07	$12.21
	2010	$11.97	$14.90	$12.06
	2009		$13.38	$10.82
	2008			$8.07
	2007			$11.60
	2006			$11.30
Franklin Templeton — Franklin Rising Dividends	2012	$12.13	$17.42	$12.25
Securities — Class 2	2011	$10.97	$15.75	$11.07
	2010	$10.48	$15.04	$10.56
	2009		$12.62	$8.85
	2008			$7.62
	2007			$10.57
	2006			$10.99
Franklin Templeton — Franklin Small Cap Value	2012	$14.32	$14.34	$14.39
Securities — Class 2	2011	$12.25	$12.26	$12.29
	2010	$12.89	$12.90	$12.91
	2009		$10.18	$10.18
Franklin Templeton — Franklin Small-Mid Cap	2012	$11.40	$17.80	$11.52
Growth Securities — Class 2	2011	$10.41	$16.26	$10.51
	2010	$11.08	$17.29	$11.16
	2009		$13.71	$8.84
	2008			$6.23
	2007			$10.95
	2006			$9.95
Franklin Templeton — Mutual Shares	2012	$10.60	$15.94	$10.71
Securities — Class 2	2011	$9.40	$14.12	$9.48
	2010	$9.62	$14.44	$9.68
	2009		$13.14	$8.81
	2008			$7.06
	2007			$11.36
	2006			$11.10

Sub Account	Year Ended	Contracts Issued 5/1/10 to present	Contracts Issued 5/1/09 to 4/30/10	Contracts Issued before May 1, 2009
Franklin Templeton — Templeton Foreign	2012	$11.29	$15.67	$11.41
Securities — Class 2	2011	$9.67	$13.42	$9.76
	2010	$10.96	$15.19	$11.04
	2009		$14.19	$10.30
	2008			$7.60
	2007			$12.88
	2006			$11.28
Franklin Templeton — Templeton Global Bond	2012	$16.50	$14.26	$16.64
Securities — Class 2	2011	$14.52	$12.54	$14.62
	2010	$14.83	$12.81	$14.91
	2009		$11.36	$13.21
	2008			$11.25
	2007			$10.71
Franklin Templeton — Templeton Growth	2012	$9.93	$16.36	$10.03
Securities — Class 2	2011	$8.31	$13.68	$8.38
	2010	$9.04	$14.88	$9.11
	2009		$14.02	$8.58
	2008			$6.61
	2007			$11.59
	2006			$11.45
Franklin Templeton — U.S. Government	2012	$12.33	$10.99	$12.43
Fund — Class 2	2011	$12.25	$10.92	$12.34
	2010	$11.74	$10.46	$11.81
	2009		$10.05	$11.34
	2008			$11.12
	2007			$10.45
Goldman Sachs Growth Opportunities —	2012	$14.34	$14.37	$14.41
Service Class	2011	$12.16	$12.17	$12.20
	2010	$12.82	$12.83	$12.85
	2009		$10.88	$10.88
Goldman Sachs Large Cap Value — Institutional	2012			$12.36
Class	2011			$10.49
	2010			$11.41
	2009			$10.38
	2008			$8.87
	2007			$13.70
	2006			$13.65
	2005			$11.25
	2004			$10.95
	2003			$9.32

Sub Account	Year Ended	Contracts Issued 5/1/10 to present	Contracts Issued 5/1/09 to 4/30/10	Contracts Issued before May 1, 2009
Goldman Sachs Large Cap Value — Service	2012	$9.45	$15.14	$9.52
Class	2011	$8.05	$12.89	$8.10
	2010	$8.79	$14.07	$8.83
	2009		$12.84	$8.05
	2008			$6.91
Goldman Sachs Mid Cap Value — Institutional	2012			$18.46
Class	2011			$15.75
	2010			$17.01
	2009			$13.76
	2008			$10.45
	2007			$16.79
	2006			$16.45
	2005			$14.32
	2004			$12.83
	2003			$10.30
Goldman Sachs Mid Cap Value — Service Class	2012	$11.91	$11.92	$11.96
	2011	$10.20	$10.21	$10.23
	2010	$11.06	$11.07	$11.07
Goldman Sachs Strategic Growth — Institutional	2012			$11.54
Class	2011			$9.74
	2010			$10.11
	2009			$9.23
	2008			$6.32
	2007			$10.97
	2006			$10.07
	2005			$9.38
	2004			$9.21
	2003			$8.54
Goldman Sachs Strategic Growth — Service	2012	$11.46	$16.94	$11.55
Class	2011	$9.70	$14.33	$9.76
	2010	$10.12	$14.93	$10.16
	2009		$13.68	$9.29
	2008			$6.37

Sub Account	Year Ended	Contracts Issued 5/1/10 to present	Contracts Issued 5/1/09 to 4/30/10	Contracts Issued before May 1, 2009
Goldman Sachs Strategic International	2012			$10.48
Equity — Institutional Class	2011			$8.74
	2010			$10.40
	2009			$9.53
	2008			$7.49
	2007			$14.01
	2006			$13.13
	2005			$10.87
	2004			$9.67
	2003			$8.61
Goldman Sachs Strategic International	2012	$8.38	$14.80	$8.44
Equity — Service Class	2011	$7.02	$12.40	$7.06
	2010	$8.37	$14.79	$8.41
	2009		$13.60	$7.72
	2008			$6.08
Goldman Sachs Structured Small Cap	2012			$25.14
Equity — Institutional Class	2011			$22.53
	2010			$22.63
	2009			$17.58
	2008			$13.92
	2007			$21.34
	2006			$25.84
	2005			$23.27
	2004			$22.18
	2003			$19.26
Goldman Sachs Structured Small Cap	2012		$19.51	$12.87
Equity — Service Class	2011		$17.55	$11.57
	2010		$17.69	$11.65
	2009		$13.79	$9.07
	2008			$7.21
Goldman Sachs Structured U.S. Equity —	2012			$11.00
Institutional Class	2011			$9.72
	2010			$9.44
	2009			$8.46
	2008			$7.06
	2007			$11.33
	2006			$11.65
	2005			$10.43
	2004			$9.90
	2003			$8.71

Sub Account	Year Ended	Contracts Issued 5/1/10 to present	Contracts Issued 5/1/09 to 4/30/10	Contracts Issued before May 1, 2009
Goldman Sachs Structured U.S. Equity —	2012		$16.58	$10.57
Service Class	2011		$14.70	$9.36
	2010		$14.32	$9.11
	2009		$12.87	$8.18
	2008			$6.84
Invesco VI American Franchise II (formerly	2012		$17.64	$5.55
Invesco Van Kampen VI American Franchise II)	2011		$15.75	$4.95
	2010		$17.02	$5.35
	2009		$14.41	$4.52
	2008			$2.76
	2007			$5.49
	2006			$4.76
	2005			$4.69
	2004			$4.40
	2003			$4.17
Invesco VI American Value II (formerly Invesco	2012	$14.47	$14.49	$14.54
Van Kampen VI American Value II)	2011	$12.52	$12.53	$12.56
	2010	$12.57	$12.58	$12.59
	2009		$10.42	$10.42
Invesco VI Balanced Risk Allocation II	2012	$13.15	$13.17	$13.22
	2011	$12.04	$12.05	$12.08
	2010	$11.02	$11.03	$11.04
	2009		$10.21	$10.21
Invesco VI Comstock II (formerly Invesco Van	2012	$17.75	$17.41	$18.14
Kampen VI Comstock II)	2011	$15.12	$14.82	$15.42
	2010	$15.64	$15.32	$15.93
	2009		$13.40	$13.92
	2008			$10.96
	2007			$17.27
	2006			$17.87
	2005			$15.57
	2004			$15.12
	2003			$13.02

Sub Account	Year Ended	Contracts Issued 5/1/10 to present	Contracts Issued 5/1/09 to 4/30/10	Contracts Issued before May 1, 2009
Invesco VI Equity and Income II (formerly	2012	$16.59	$15.12	$16.83
Invesco Van Kampen VI Equity	2011	$14.94	$13.61	$15.14
and Income II)	2010	$15.33	$13.96	$15.51
	2009		$12.61	$14.00
	2008			$11.56
	2007			$15.11
	2006			$14.78
	2005			$13.28
	2004			$12.50
	2003			$11.34
Invesco VI Government Securities II	2012	$11.37	$10.79	$11.54
	2011	$11.52	$10.69	$11.67
	2010	$11.54	$10.36	$11.67
	2009		$10.00	$11.25
	2008			$11.28
	2007			$11.24
	2006			$10.62
	2005			$10.41
	2004			$10.19
	2003			$9.92
Invesco VI Growth & Income II (formerly	2012	$15.46	$16.15	$15.79
Invesco Van Kampen VI Growth &	2011	$13.69	$14.29	$13.97
Income II)	2010	$14.18	$14.80	$14.45
	2009		$13.35	$13.02
	2008			$10.61
	2007			$15.82
	2006			$15.60
	2005			$13.60
	2004			$12.54
	2003			$11.11
Invesco VI International Growth II	2012		$16.67	$9.95
	2011		$16.88	$8.92
	2010		$15.60	$8.24
	2009		$14.37	$7.58
	2008			$5.61

Sub Account	Year Ended	Contracts Issued 5/1/10 to present	Contracts Issued 5/1/09 to 4/30/10	Contracts Issued before May 1, 2009
Invesco VI Mid-Cap Growth II (formerly	2012	$6.38	$18.19	$6.51
Invesco Van Kampen VI Mid-Cap	2011	$5.79	$16.49	$5.90
Growth II)	2010	$6.47	$18.41	$6.58
	2009		$14.64	$5.23
	2008			$3.38
	2007			$6.43
	2006			$5.53
	2005			$5.33
	2004			$4.85
	2003			$4.26
Lord Abbett Bond-Debenture	2012	$19.92	$15.86	$20.25
	2011	$17.93	$14.26	$18.20
	2010	$17.39	$13.83	$17.63
	2009		$12.46	$15.87
	2008			$11.94
	2007			$14.65
	2006			$13.95
	2005			$12.90
	2004			$12.87
	2003			$12.06
Lord Abbett Calibrated Dividend Growth	2012	$17.83	$15.59	$18.09
(formerly Lord Abbett Capital Structure)	2011	$16.06	$14.03	$16.27
	2010	$16.23	$14.17	$16.41
	2009		$12.50	$14.46
	2008			$11.85
	2007			$16.23
	2006			$15.91
	2005			$14.04
	2004			$13.68
	2003			$11.88
Lord Abbett Classic Stock	2012	$10.46	$14.82	$10.54
	2011	$9.21	$13.03	$9.26
	2010	$10.15	$14.36	$10.19
	2009		$12.74	$9.03
	2008			$7.28
Lord Abbett Fundamental Equity	2012	$12.69	$12.71	$12.75
	2011	$11.62	$11.63	$11.66
	2010	$12.32	$12.32	$12.34
	2009		$10.48	$10.48

Sub Account	Year Ended	Contracts Issued 5/1/10 to present	Contracts Issued 5/1/09 to 4/30/10	Contracts Issued before May 1, 2009
Lord Abbett Growth and Income	2012	$12.36	$15.16	$12.56
	2011	$11.16	$13.69	$11.33
	2010	$12.04	$14.75	$12.20
	2009		$12.72	$10.50
	2008			$8.93
	2007			$14.21
	2006			$13.89
	2005			$11.97
	2004			$11.72
	2003			$10.52
Lord Abbett Growth Opportunities	2012	$17.91	$16.83	$18.17
	2011	$15.89	$14.93	$16.10
	2010	$17.89	$16.80	$18.10
	2009		$13.83	$14.89
	2008			$10.34
	2007			$16.93
	2006			$14.12
	2005			$13.23
	2004			$12.78
	2003			$11.62
Lord Abbett International Opportunities	2012	$9.60	$17.86	$9.67
	2011	$8.07	$15.01	$8.12
	2010	$9.70	$18.03	$9.74
	2009		$15.05	$8.12
	2008			$5.55
Lord Abbett Mid Cap Stock	2012	$14.86	$17.71	$15.11
	2011	$13.14	$15.65	$13.33
	2010	$13.86	$16.50	$14.05
	2009		$13.31	$11.32
	2008			$9.04
	2007			$15.08
	2006			$15.16
	2005			$13.65
	2004			$12.76
	2003			$10.40

Sub Account	Year Ended	Contracts Issued 5/1/10 to present	Contracts Issued 5/1/09 to 4/30/10	Contracts Issued before May 1, 2009
MFS Growth — Service Shares	2012	$18.77	$17.53	$11.59
	2011	$16.24	$15.15	$10.01
	2010	$16.53	$15.42	$10.18
	2009		$13.57	$8.95
	2008			$6.59
	2007			$10.67
	2006			$8.92
	2005			$8.38
	2004			$7.78
	2003			$6.98
MFS Investors Growth Stock — Service Shares	2012	$7.86	$17.05	$8.03
	2011	$6.82	$14.79	$6.96
	2010	$6.88	$14.92	$7.01
	2009		$13.46	$6.32
	2008			$4.59
	2007			$7.37
	2006			$6.71
	2005			$6.33
	2004			$6.14
	2003			$5.69
MFS Investors Trust — Service Shares	2012	$15.92	$16.11	$11.92
	2011	$13.57	$13.72	$10.14
	2010	$14.08	$14.24	$10.51
	2009		$12.99	$9.58
	2008			$7.66
	2007			$11.60
	2006			$10.66
	2005			$9.56
	2004			$9.03
	2003			$8.22
MFS New Discovery — Service Shares	2012	$27.56	$21.91	$20.99
	2011	$23.08	$18.34	$17.56
	2010	$26.11	$20.74	$19.83
	2009		$15.44	$14.75
	2008			$9.15
	2007			$15.30
	2006			$15.13
	2005			$13.55
	2004			$13.04
	2003			$12.42

Sub Account	Year Ended	Contracts Issued 5/1/10 to present	Contracts Issued 5/1/09 to 4/30/10	Contracts Issued before May 1, 2009
MFS Research — Service Shares	2012	$16.69	$17.06	$12.51
	2011	$14.46	$14.77	$10.82
	2010	$14.74	$15.05	$11.01
	2009		$13.18	$9.63
	2008			$7.48
	2007			$11.86
	2006			$10.62
	2005			$9.74
	2004			$9.16
	2003			$8.01
MFS Research Bond — Service Shares	2012	$11.80	$11.82	$11.86
	2011	$11.16	$11.18	$11.20
	2010	$10.62	$10.62	$10.64
	2009		$10.03	$10.03
MFS Total Return — Service Shares	2012	$20.28	$14.26	$16.72
	2011	$18.51	$13.01	$15.24
	2010	$18.45	$12.96	$15.17
	2009		$11.96	$13.99
	2008			$12.01
	2007			$15.64
	2006			$15.21
	2005			$13.78
	2004			$13.58
	2003			$12.37
MFS Utilities — Service Shares	2012	$28.36	$18.00	$25.81
	2011	$25.37	$16.09	$23.05
	2010	$24.12	$15.29	$21.89
	2009		$13.64	$19.50
	2008			$14.84
	2007			$24.12
	2006			$19.12
	2005			$14.76
	2004			$12.80
	2003			$9.97
MFS Value — Service Shares	2012	$12.89	$12.91	$12.95
	2011	$11.27	$11.28	$11.30
	2010	$11.46	$11.47	$11.48
	2009		$10.44	$10.44

Sub Account	Year Ended	Contracts Issued 5/1/10 to present	Contracts Issued 5/1/09 to 4/30/10	Contracts Issued before May 1, 2009
OppenheimerFunds Capital	2012	$17.86	$16.02	$12.11
Appreciation — Service Shares	2011	$15.90	$14.25	$10.76
	2010	$16.32	$14.62	$11.03
	2009		$13.56	$10.22
	2008			$7.17
	2007			$13.33
	2006			$11.84
	2005			$11.12
	2004			$10.72
	2003			$10.17
OppenheimerFunds Discovery	2012		$18.80	$10.22
Mid Cap Growth — Service Shares (formerly	2011		$16.38	$8.90
OppenheimerFunds Small- & Mid-Cap	2010		$16.44	$8.92
Growth — Service Shares)	2009		$13.08	$7.09
	2008			$5.42
	2007			$10.79
	2006			$10.29
	2005			$10.13
	2004			$9.15
	2003			$7.75
OppenheimerFunds Global — Service Shares	2012	$27.63	$17.34	$21.83
(formerly OppenheimerFunds Global —	2011	$23.13	$14.51	$18.25
Service Shares)	2010	$25.61	$16.06	$20.17
	2009		$14.05	$17.63
	2008			$12.79
	2007			$21.67
	2006			$20.66
	2005			$17.80
	2004			$15.78
	2003			$13.42
OppenheimerFunds Global Strategic Income —	2012	$21.20	$15.01	$21.04
Service Shares	2011	$18.98	$13.43	$18.80
	2010	$19.09	$13.50	$18.88
	2009		$11.91	$16.64
	2008			$14.21
	2007			$16.80
	2006			$15.50
	2005			$14.62
	2004			$14.42
	2003			$13.45

Sub Account	Year Ended	Contracts Issued 5/1/10 to present	Contracts Issued 5/1/09 to 4/30/10	Contracts Issued before May 1, 2009
OppenheimerFunds Main Street — Service	2012	$15.33	$16.84	$11.63
Shares	2011	$13.32	$14.62	$10.08
	2010	$13.53	$14.84	$10.23
	2009		$12.97	$8.93
	2008			$7.05
	2007			$11.62
	2006			$11.26
	2005			$9.92
	2004			$9.49
	2003			$8.79
OppenheimerFunds Money Fund	2012	$1.36	$9.58	$1.17
	2011	$1.38	$9.69	$1.18
	2010	$1.40	$9.81	$1.20
	2009		$9.92	$1.21
	2008			$1.22
	2007			$1.20
	2006			$1.15
	2005			$1.11
	2004			$1.10
	2003			$1.10
PIMCO VIT Long-Term US Government	2012	$13.47	$13.49	$13.53
Advisor Class	2011	$13.07	$13.09	$13.12
	2010	$10.37	$10.37	$10.38
	2009		$9.42	$9.42
PIMCO VIT Low Duration Advisor Class	2012	$10.90	$10.92	$10.96
	2011	$10.44	$10.45	$10.48
	2010	$10.47	$10.47	$10.49
	2009		$10.08	$10.08
PIMCO VIT Real Return Advisor Class	2012	$12.76	$12.78	$12.82
	2011	$11.89	$11.91	$11.93
	2010	$10.80	$10.80	$10.82
	2009		$10.12	$10.13
PIMCO VIT Short-Term Advisor Class	2012	$10.14	$10.16	$10.19
	2011	$10.00	$10.01	$10.03
	2010	$10.09	$10.09	$10.10
	2009		$10.01	$10.02

Sub Account	Year Ended	Contracts Issued 5/1/10 to present	Contracts Issued 5/1/09 to 4/30/10	Contracts Issued before May 1, 2009
PIMCO VIT Total Return Advisor Class	2012	$11.79	$11.81	$11.85
	2011	$10.90	$10.91	$10.94
	2010	$10.67	$10.67	$10.69
	2009		$10.00	$10.00
Royce Capital Micro-Cap — Service Class	2012	$12.51	$12.53	$12.57
	2011	$11.79	$11.80	$11.83
	2010	$13.61	$13.62	$13.63
	2009		$10.61	$10.61
Royce Capital Small-Cap — Service Class	2012	$12.90	$12.92	$12.96
	2011	$11.64	$11.66	$11.68
	2010	$12.22	$12.23	$12.25
	2009		$10.29	$10.30
UIF Global Real Estate II	2012	$11.17	$20.39	$11.25
	2011	$8.70	$15.89	$8.75
	2010	$9.81	$17.90	$9.85
	2009		$14.81	$8.14
	2008			$5.82
Van Kampen LIT Enterprise II	2012			$—
	2011			$—
	2010			$—
	2009			$3.93
	2008			$3.86
	2007			$6.85
	2006			$6.16
	2005			$5.83
	2004			$5.47
	2003			$5.33

Accumulation Unit Outstanding

ALL ACCUMULATION UNITS ARE ROUNDED TO THE NEAREST UNIT

Sub Account	Year Ended	Contracts Issued 5/1/10 to present	Contracts Issued 5/1/09 to 4/30/10	Contracts Issued before May 1, 2009
American Funds Asset Allocation	2012	1,237,308	694,593	145,163
Fund — SC	2011	1,165,367	758,314	154,617
	2010	469,280	786,251	177,119
	2009		422,637	172,573
	2008			74,734
ClearBridge Mid Cap Core — Class II	2012	392,510	51,878	4,457
(formerly Legg Mason ClearBridge	2011	328,976	53,682	2,799
Mid Cap Core — Class II)	2010	79,110	54,535	2,610
	2009		9,807	336
ClearBridge Small Cap Growth — Class II	2012	30,163	4,096	1,540
(formerly Legg Mason ClearBridge	2011	25,252	4,495	698
Small Cap Growth — Class II)	2010	4,913	5,208	378
	2009		978	—
Fidelity VIP Contrafund® — Service Class 2	2012	1,292,667	465,175	502,927
	2011	1,181,830	503,150	568,631
	2010	423,369	508,978	633,381
	2009		227,565	681,522
	2008			506,477
	2007			252,226
	2006			104,822
Fidelity VIP Equity-Income — Service	2012		60,901	19,363
Class 2	2011		67,652	22,593
	2010		68,729	26,475
	2009		49,004	30,634
	2008			28,103
	2007			23,151
	2006			4,012
Fidelity VIP Freedom Fund — 2015	2012		5,630	1,260
Maturity — Service Class 2	2011		5,637	1,644
	2010		5,615	2,614
	2009		5,596	2,583
	2008			938

Sub Account	Year Ended	Contracts Issued 5/1/10 to present	Contracts Issued 5/1/09 to 4/30/10	Contracts Issued before May 1, 2009
Fidelity VIP Freedom Fund — 2020	2012		10,308	10,227
Maturity — Service Class 2	2011		10,728	10,230
	2010		10,380	10,239
	2009		4,736	10,258
	2008			985
Fidelity VIP Growth — Service Class 2	2012		5,432	11,591
	2011		5,110	16,727
	2010		5,430	12,982
	2009		3,004	14,686
	2008			13,094
	2007			9,245
	2006			1,513
Fidelity VIP Index 500 — Service Class 2	2012	99,278	24,726	99,965
	2011	104,921	21,764	123,132
	2010	58,622	21,551	135,364
	2009		9,937	152,458
	2008			146,634
	2007			67,324
	2006
Fidelity VIP Investment Grade Bond —	2012	1,162,787	705,816	116,525
Service Class 2	2011	975,494	697,255	137,275
	2010	329,351	731,449	156,226
	2009		411,180	172,558
	2008			97,970
	2007			43,845
	2006			8,173
Fidelity VIP Mid-Cap — Service Class 2	2012	1,632,888	397,589	139,946
	2011	1,322,601	406,350	159,562
	2010	356,750	401,987	163,839
	2009		168,804	163,310
	2008			128,645
	2007			75,589
	2006			31,087

Sub Account	Year Ended	Contracts Issued 5/1/10 to present	Contracts Issued 5/1/09 to 4/30/10	Contracts Issued before May 1, 2009
Franklin Templeton — Franklin Flex Cap	2012	284,133	74,426	18,627
Growth Securities — Class 2	2011	267,550	75,556	17,701
	2010	69,981	77,014	18,876
	2009		40,370	14,421
	2008			14,942
	2007			9,864
	2006			4,007
Franklin Templeton — Franklin Income	2012	1,344,713	365,015	663,460
Securities — Class 2	2011	1,199,927	384,735	786,092
	2010	470,232	396,857	867,404
	2009		179,759	911,092
	2008			747,526
	2007			530,095
	2006			178,189
Franklin Templeton — Franklin Rising	2012	3,152,131	798,735	554,144
Dividends Securities — Class 2	2011	2,872,822	838,059	629,259
	2010	930,224	876,667	671,597
	2009		360,340	685,273
	2008			354,537
	2007			164,357
	2006			29,150
Franklin Templeton — Franklin Small Cap	2012	1,300,428	194,027	15,907
Value Securities — Class 2	2011	1,248,209	205,571	17,769
	2010	376,276	204,972	11,283
	2009		35,340	1,221
Franklin Templeton — Franklin Small-Mid	2012	197,128	58,182	24,058
Cap Growth Securities — Class 2	2011	183,203	61,152	30,486
	2010	59,906	64,160	36,052
	2009		34,099	41,366
	2008			29,751
	2007			21,179
	2006			4,584
Franklin Templeton — Mutual Shares	2012	13,594,295	2,252,985	772,994
Securities — Class 2	2011	12,671,882	2,421,243	941,505
	2010	3,871,159	2,412,998	1,009,484
	2009		649,721	1,006,092
	2008			706,144
	2007			522,637
	2006			208,613

Sub Account	Year Ended	Contracts Issued 5/1/10 to present	Contracts Issued 5/1/09 to 4/30/10	Contracts Issued before May 1, 2009
Franklin Templeton — Templeton Foreign	2012	2,440,661	261,326	459,215
Securities — Class 2	2011	2,185,180	263,412	508,225
	2010	653,899	244,829	519,818
	2009		84,355	505,645
	2008			304,835
	2007			136,888
	2006			38,169
Franklin Templeton — Templeton Global	2012	2,056,822	530,935	146,220
Bond Securities — Class 2	2011	1,756,118	560,268	179,202
	2010	520,475	560,299	184,306
	2009		176,076	161,466
	2008			132,135
	2007			48,915
Franklin Templeton — Templeton Growth	2012	5,716,323	671,836	279,708
Securities — Class 2	2011	5,286,161	703,115	353,432
	2010	1,605,072	687,615	395,133
	2009		137,327	407,557
	2008			389,475
	2007			336,862
	2006			138,473
Franklin Templeton — U.S. Government	2012	7,823,514	2,166,956	412,421
Fund — Class 2	2011	6,417,744	2,156,754	435,280
	2010	2,116,257	2,194,517	458,840
	2009		599,394	469,276
	2008			233,282
	2007			43,822
Goldman Sachs Growth Opportunities —	2012	2,740,786	38,860	12,370
Service Class	2011	2,789,138	46,387	21,624
	2010	826,520	35,528	9,376
	2009		2,890	954
Goldman Sachs Large Cap Value —	2012			421,667
Institutional Class	2011			587,075
	2010			699,424
	2009			804,915
	2008			900,505
	2007			952,447
	2006			953,156
	2005			838,977
	2004			351,307
	2003			135,248

Sub Account	Year Ended	Contracts Issued 5/1/10 to present	Contracts Issued 5/1/09 to 4/30/10	Contracts Issued before May 1, 2009
Goldman Sachs Large Cap Value —	2012	3,415,322	210,226	732,975
Service Class	2011	3,257,268	231,894	836,498
	2010	882,814	213,469	833,082
	2009		110,936	810,232
	2008			168,839
Goldman Sachs Mid Cap Value —	2012			123,113
Institutional Class	2011			173,401
	2010			205,166
	2009			253,532
	2008			300,052
	2007			368,581
	2006			393,491
	2005			320,906
	2004			55,179
	2003
Goldman Sachs Mid Cap Value —	2012	1,753,317	19,723	4,193
Service Class	2011	1,623,444	19,666	1,202
	2010	441,792	11,384	1,248
Goldman Sachs Strategic Growth —	2012			230,766
Institutional Class	2011			309,731
	2010			355,299
	2009			404,277
	2008			465,761
	2007			447,583
	2006			393,113
	2005			334,587
	2004			206,518
	2003			126,659
Goldman Sachs Strategic Growth —	2012	2,495,096	254,809	43,257
Service Class	2011	2,482,492	277,336	45,402
	2010	843,285	272,232	46,262
	2009		66,991	46,522
	2008			14,593

Sub Account	Year Ended	Contracts Issued 5/1/10 to present	Contracts Issued 5/1/09 to 4/30/10	Contracts Issued before May 1, 2009
Goldman Sachs Strategic International	2012			363,478
Equity — Institutional Class	2011			429,568
	2010			473,719
	2009			524,273
	2008			586,262
	2007			521,459
	2006			418,343
	2005			284,357
	2004			98,026
	2003			21,929
Goldman Sachs Strategic International	2012	157,235	42,256	732,036
Equity — Service Class	2011	157,441	45,801	768,805
	2010	52,142	44,285	737,162
	2009		23,763	713,989
	2008			168,091
Goldman Sachs Structured Small Cap	2012			76,215
Equity — Institutional Class	2011			95,925
	2010			115,469
	2009			143,710
	2008			157,031
	2007			155,315
	2006			136,133
	2005			111,211
	2004			56,831
	2003			29,442
Goldman Sachs Structured Small Cap	2012		9,019	222,281
Equity — Service Class	2011		10,420	245,876
	2010		11,713	274,102
	2009		12,691	299,678
	2008			68,802
Goldman Sachs Structured U.S. Equity —	2012			98,041
Institutional Class	2011			127,806
	2010			150,058
	2009			177,422
	2008			209,970
	2007			255,148
	2006			283,292
	2005			215,062
	2004			87,115
	2003			69,880

Sub Account	Year Ended	Contracts Issued 5/1/10 to present	Contracts Issued 5/1/09 to 4/30/10	Contracts Issued before May 1, 2009
Goldman Sachs Structured U.S.	2012		7,467	—
Equity — Service Class	2011		7,789	—
	2010		8,222	—
	2009		7,302	—
	2008			—
Invesco VI American Franchise II	2012		8,636	96,390
(formerly Invesco Van Kampen VI	2011		8,682	130,628
American Franchise II)	2010		11,658	149,577
	2009		10,036	169,456
	2008			195,007
	2007			205,431
	2006			226,061
	2005			206,226
	2004			129,144
	2003			28,489
Invesco VI American Value II (formerly	2012	47,175	9,048	1,884
Invesco Van Kampen VI American	2011	41,491	9,517	1,713
Value II)	2010	9,483	8,451	913
	2009		—	—
Invesco VI Balanced Risk Allocation II	2012	62,520	22,788	10,392
	2011	57,568	20,573	9,526
	2010	16,258	25,451	2,376
	2009		1,578	—
Invesco VI Comstock II (formerly Invesco	2012	2,842,774	719,530	705,967
Van Kampen VI Comstock II)	2011	2,759,706	782,829	967,931
	2010	986,611	791,283	1,175,047
	2009		241,951	1,347,324
	2008			1,483,955
	2007			1,670,661
	2006			1,671,297
	2005			1,450,426
	2004			467,917
	2003			38,438

Sub Account	Year Ended	Contracts Issued 5/1/10 to present	Contracts Issued 5/1/09 to 4/30/10	Contracts Issued before May 1, 2009
Invesco VI Equity and Income II (formerly	2012	1,522,612	592,016	611,516
Invesco Van Kampen VI Equity and	2011	1,409,575	627,595	830,973
Income II)	2010	537,229	648,869	1,040,166
	2009		214,613	1,186,929
	2008			1,241,653
	2007			1,361,540
	2006			1,274,835
	2005			1,071,259
	2004			351,753
	2003			41,856
Invesco VI Government Securities II	2012	125,810	165,848	1,024,815
	2011	124,125	166,097	1,123,313
	2010	114,663	166,804	1,108,218
	2009		129,524	1,148,564
	2008			703,012
	2007			443,528
	2006			298,960
	2005			239,188
	2004			76,094
	2003			4,483
Invesco VI Growth & Income II (formerly	2012	6,064,064	1,424,757	547,243
Invesco Van Kampen VI Growth &	2011	5,654,318	1,532,334	688,958
Income II)	2010	1,804,602	1,545,578	811,372
	2009		300,622	842,886
	2008			793,561
	2007			823,228
	2006			825,548
	2005			713,310
	2004			305,670
	2003			32,251
Invesco VI International Growth II	2012		137,977	17,808
	2011		145,031	22,074
	2010		87,610	31,969
	2009		71,151	33,336
	2008			9,555

Sub Account	Year Ended	Contracts Issued 5/1/10 to present	Contracts Issued 5/1/09 to 4/30/10	Contracts Issued before May 1, 2009
Invesco VI Mid-Cap Growth II	2012	361,125	598,361	73,597
(formerly Invesco Van Kampen VI	2011	343,647	607,584	92,738
Mid-Cap Growth II)	2010	204,329	621,723	113,734
	2009		105,402	109,915
	2008			79,060
	2007			80,567
	2006			85,718
	2005			65,731
	2004			52,767
	2003			11,351
Lord Abbett Bond-Debenture	2012	3,448,306	1,437,180	520,365
	2011	3,114,919	1,496,925	712,608
	2010	1,173,645	1,553,913	911,341
	2009		699,501	1,010,925
	2008			1,082,950
	2007			1,230,687
	2006			1,291,183
	2005			1,204,525
	2004			507,221
	2003			197,030
Lord Abbett Calibrated Dividend Growth	2012	178,823	159,882	330,882
(formerly Lord Abbett Capital Structure)	2011	182,591	168,960	447,542
	2010	125,975	174,015	534,606
	2009		95,262	621,512
	2008			700,509
	2007			807,582
	2006			791,554
	2005			665,931
	2004			194,546
	2003			8,684
Lord Abbett Classic Stock	2012	183,103	78,212	8,843
	2011	164,358	86,417	8,350
	2010	60,582	84,147	11,096
	2009		44,462	12,122
	2008			2,451
Lord Abbett Fundamental Equity	2012	2,065,894	323,625	24,799
	2011	1,791,999	333,602	21,373
	2010	470,099	337,699	17,583
	2009		42,403	2,056

Sub Account	Year Ended	Contracts Issued 5/1/10 to present	Contracts Issued 5/1/09 to 4/30/10	Contracts Issued before May 1, 2009
Lord Abbett Growth and Income	2012	840,673	467,240	709,407
	2011	869,240	483,545	1,030,583
	2010	617,920	492,237	1,291,609
	2009		180,843	1,441,478
	2008			1,640,819
	2007			1,841,528
	2006			1,886,247
	2005			1,767,810
	2004			859,846
	2003			251,205
Lord Abbett Growth Opportunities	2012	63,096	27,544	173,226
	2011	58,216	28,621	204,794
	2010	37,579	28,218	233,704
	2009		20,747	254,866
	2008			185,645
	2007			174,428
	2006			198,703
	2005			164,319
	2004			86,524
	2003			11,697
Lord Abbett International Opportunities	2012	147,377	104,872	248,437
	2011	132,180	110,926	268,770
	2010	65,363	106,464	271,296
	2009		37,669	278,897
	2008			76,534
Lord Abbett Mid Cap Stock	2012	291,256	68,072	680,005
	2011	313,828	71,524	865,844
	2010	300,327	77,574	1,068,618
	2009		44,765	1,227,405
	2008			1,278,263
	2007			1,389,595
	2006			1,398,544
	2005			1,230,627
	2004			525,655
	2003			163,034

Sub Account	Year Ended	Contracts Issued 5/1/10 to present	Contracts Issued 5/1/09 to 4/30/10	Contracts Issued before May 1, 2009
MFS Growth — Service Shares	2012	531,394	77,933	31,684
	2011	403,276	82,553	34,684
	2010	23,335	84,547	34,127
	2009		61,580	34,606
	2008			22,986
	2007			25,402
	2006			18,936
	2005			8,845
	2004			3,053
	2003
MFS Investors Growth Stock — Service	2012	225,937	34,055	788,304
Shares	2011	205,698	37,744	885,398
	2010	101,813	37,456	974,300
	2009		18,009	995,065
	2008			428,970
	2007			130,375
	2006			27,229
	2005			25,493
	2004			4,769
	2003
MFS Investors Trust — Service Shares	2012	737,300	122,018	31,796
	2011	636,665	127,732	30,699
	2010	166,143	128,293	31,593
	2009		40,067	32,540
	2008			25,972
	2007			23,993
	2006			25,293
	2005			23,239
	2004			11,709
	2003
MFS New Discovery — Service Shares	2012	670,770	151,495	100,842
	2011	613,003	164,290	110,529
	2010	170,309	168,297	117,620
	2009		30,943	130,762
	2008			45,245
	2007			10,973
	2006			13,290
	2005			4,251
	2004			910
	2003

Sub Account	Year Ended	Contracts Issued 5/1/10 to present	Contracts Issued 5/1/09 to 4/30/10	Contracts Issued before May 1, 2009
MFS Research — Service Shares	2012	48,118	11,077	6,756
	2011	34,880	13,508	7,644
	2010	15,817	12,708	6,654
	2009		6,038	4,085
	2008			2,591
	2007			1,337
	2006			3,023
	2005			3,842
	2004			2,392
	2003
MFS Research Bond — Service Shares	2012	13,767,037	2,495,595	149,523
	2011	11,864,244	2,514,647	133,134
	2010	3,666,043	2,528,043	69,526
	2009		276,258	5,728
MFS Total Return — Service Shares	2012	417,415	394,340	407,026
	2011	397,085	410,309	533,984
	2010	217,131	427,546	654,145
	2009		224,942	718,413
	2008			735,109
	2007			792,510
	2006			753,862
	2005			623,252
	2004			169,472
	2003			20,753
MFS Utilities — Service Shares	2012	305,601	126,262	28,931
	2011	278,026	130,116	33,041
	2010	103,205	141,305	39,867
	2009		49,466	41,433
	2008			49,619
	2007			41,739
	2006			39,748
	2005			26,158
	2004			5,320
	2003			30
MFS Value — Service Shares	2012	7,409,187	1,399,294	84,733
	2011	6,984,127	1,503,055	78,568
	2010	2,111,745	1,503,186	45,138
	2009		170,637	4,511

Sub Account	Year Ended	Contracts Issued 5/1/10 to present	Contracts Issued 5/1/09 to 4/30/10	Contracts Issued before May 1, 2009
OppenheimerFunds Capital	2012	73,488	28,197	305,300
Appreciation — Service Shares	2011	70,013	31,357	348,111
	2010	28,049	30,216	387,157
	2009		10,564	402,564
	2008			184,495
	2007			116,661
	2006			119,742
	2005			99,319
	2004			43,086
	2003			5,288
OppenheimerFunds Discovery Mid Cap	2012		3,763	3,599
Growth — Service Shares (formerly	2011		3,810	7,574
OppenheimerFunds Small- & Mid-Cap	2010		4,701	8,816
Growth — Service Shares)	2009		3,261	9,701
	2008			10,235
	2007			9,922
	2006			7,943
	2005			19,017
	2004			1,619
	2003			—
OppenheimerFunds Global — Service	2012	3,859,724	1,302,625	173,887
Shares (formerly OppenheimerFunds	2011	3,504,491	1,354,135	215,876
Global Securities — Service Shares)	2010	1,032,549	1,339,799	234,075
	2009		218,071	236,017
	2008			247,274
	2007			254,096
	2006			242,591
	2005			157,975
	2004			17,060
	2003			771
OppenheimerFunds Global Strategic	2012	3,260,473	1,266,399	447,114
Income — Service Shares	2011	2,906,091	1,293,534	495,761
	2010	882,125	1,300,099	514,213
	2009		467,830	541,127
	2008			297,828
	2007			186,813
	2006			121,713
	2005			75,911
	2004			13,242
	2003			1,823

Sub Account	Year Ended	Contracts Issued 5/1/10 to present	Contracts Issued 5/1/09 to 4/30/10	Contracts Issued before May 1, 2009
OppenheimerFunds Main Street —	2012	48,306	21,075	18,479
Service Shares	2011	47,709	23,748	25,086
	2010	19,357	23,937	26,068
	2009		7,732	32,564
	2008			32,938
	2007			45,764
	2006			45,766
	2005			33,433
	2004			4,141
	2003			151
OppenheimerFunds Money Fund	2012	5,740,037	145,861	1,279,717
	2011	3,903,069	123,480	1,755,712
	2010	1,933,506	45,163	1,524,398
	2009		5,708	1,700,668
	2008			2,867,304
	2007			679,413
	2006			499,815
	2005			6,926
	2004			6,898
	2003			8,606
PIMCO VIT Long-Term US Government	2012	139,623	8,323	1,996
Advisor Class	2011	114,192	8,250	1,212
	2010	43,388	7,101	456
	2009		2,061	—
PIMCO VIT Low Duration Advisor Class	2012	748,746	127,995	35,133
	2011	607,196	117,278	50,478
	2010	197,010	88,283	14,299
	2009		6,050	778
PIMCO VIT Real Return Advisor Class	2012	3,440,373	544,815	45,298
	2011	2,956,368	550,682	39,720
	2010	827,198	581,614	13,997
	2009		77,494	3,036
PIMCO VIT Short-Term Advisor Class	2012	638,171	128,689	23,294
	2011	473,241	114,566	34,291
	2010	137,914	101,675	14,888
	2009		9,561	277

Sub Account	Year Ended	Contracts Issued 5/1/10 to present	Contracts Issued 5/1/09 to 4/30/10	Contracts Issued before May 1, 2009
PIMCO VIT Total Return Advisor Class	2012	16,486,934	3,138,660	209,904
	2011	14,421,212	3,177,560	193,796
	2010	4,331,463	3,146,561	132,638
	2009		373,267	16,450
Royce Capital Micro-Cap — Service Class	2012	396,579	50,137	2,768
	2011	340,790	50,739	2,912
	2010	89,617	50,760	1,061
	2009		5,150	485
Royce Capital Small-Cap — Service Class	2012	2,003,086	318,299	16,530
	2011	1,743,991	329,620	11,614
	2010	467,114	333,555	9,425
	2009		44,296	2,392
UIF Global Real Estate II	2012	92,326	10,667	7,079
	2011	81,206	11,497	7,109
	2010	17,268	12,280	9,218
	2009		3,744	6,988
	2008			3,355
Van Kampen LIT Enterprise II	2012			—
	2011			—
	2010			—
	2009			—
	2008			121,456
	2007			140,054
	2006			169,775
	2005			171,607
	2004			107,378
	2003			17,629

APPENDIX E

Example of SecurePay Rider with the SecurePay Advantage Benefit
For Contract Owners Who Purchased the Rider On or After May 1, 2009

The purpose of the following example is to demonstrate the operation of the Secure Pay Rider with the SecurePay Advantage Benefit (the "SecurePay Rider") for Contract Owners who purchased the rider on or after May 1, 2009. The example is based on hypothetical Contract Values and transactions and assumes hypothetical positive and negative investment performance of the Separate Account. The example is not representative of past or future performance and is not intended to project or predict performance. There is, of course, no assurance that the Separate Account will experience positive investment performance. The example does not reflect the deduction of fees and charges.

ASSUMPTIONS:

•  Joe, 60 years old on the Effective Date

•  Purchased the SecurePay Rider with the SecurePay Advantage Benefit at time of Contract Purchase and after May 1, 2009

•  Elected Single Life Coverage

•  Began making SecurePay Withdrawals 11 years after the Rider Effective Date

•  Because Joe was 71 on the Benefit Election Date, he received the 5% Maximum Withdrawal Percentage

Contract Year	Purchase Payments		Net Withdrawals	Maximum Available		Hypothetical Contract Value		SecurePay Roll-Up Value		Benefit Base		Annual Withdrawal Amount	Annual Withdrawal Amount Balance
At issue	100,000		N/A			100,000		100,000	(A)	100,000	(A)	—	—
1	50,000	(B)	—			153,975		155,000	(C)	155,000	(D)	—	—
2	—		—			161,676		162,750	(E)	162,750	(F)	—	—
3	25,000	(G)	—			209,964		170,888	(H)	184,964	(I)	—	—
4	—		—			208,164		194,212		194,212	(J)	—	—
5	—		—			246,037		203,923		221,037	(K)	—	—
6	15,000		—			249,536		232,089		232,089	(L)	—	—
7	—		—			296,018		243,693		256,018	(M)	—	—
8	—		10,000			288,172	(N)	259,804	(O)	259,804	(P)	—	—
9	—		—			312,085		272,794		272,794	(Q)	—	—
10	—		—			324,517		286,434		286,434	(R)	—	—
11	—		14,322	14,322	(S)	313,603		N/A	(T)	286,434		14,322	—
12	—		14,322	14,322	(S)	325,976		N/A		286,434		14,322	—
13	—		14,322	14,322	(S)	323,091		N/A		286,434		14,322	—
14	—		5,000	14,322	(U)	359,462		N/A		319,462	(U)	14,322	9,322	(U)
15	—		15,973	15,973	(V)	355,423		N/A		319,462		15,973	—
16	—		15,973	15,973	(V)	348,558		N/A		319,462		15,973	—
17	—		15,973	15,973	(V)	334,053		N/A		319,462		15,973	—

(A)  The initial Benefit Base is equal to the initial Purchase Payment of $100,000

(B)  The $50,000 Purchase Payment is made six months following the Contract Effective Date and is added to the current Benefit Base of $100,000 at that time. The new Benefit Base is $150,000. Keep in mind Purchase Payments made more than two years after the date the SecurePay Rider is issued (the Rider Effective Date) will not be included in the calculation of the Benefit Base.

(C)  The SecurePay Roll-Up Value is equal to the most recently calculated Benefit Base ($150,000) plus 5% of the Benefit Base on the previous contract anniversary (5% of $100,000).

(D)  The recalculated Benefit Base is equal to the greatest of the Benefit Base on that anniversary, the SecurePay Anniversary Value, and the SecurePay Roll-Up Value (max of $150,000, $153,975, and $155,000, respectively).

(E)  The SecurePay Roll-Up Value is equal to the most recently calculated Benefit Base ($155,000) plus 5% of the Benefit Base on the previous contract anniversary (5% of $155,000).

(F)  The recalculated Benefit Base is equal to the greatest of the Benefit Base on that anniversary, the SecurePay Anniversary Value, and the SecurePay Roll-Up Value (max of $155,000, $161,676, and $162,750, respectively).

(G)  The $25,000 Purchase Payment is not added to the current Benefit Base because it is made more than 2 years after the Rider Effective Date.

(H)  The SecurePay Roll-Up Value is equal to the most recently calculated Benefit Base ($162,750) plus 5% of the Benefit Base on the previous contract anniversary (5% of $162,750).

(I)  The SecurePay Roll-Up Value ($170,888) is compared to the Contract Value reduced by Purchase Payments made two years after the Rider Effective Date ($209,964 – $25,000).

(J)  The recalculated Benefit Base is equal to the SecurePay Roll-Up Value since it is higher than the SecurePay Anniversary Value of $183,164 ($208,164 – $25,000).

(K)  The SecurePay Roll-Up Value ($203,923) is compared to the Contract Value reduced by Purchase Payments made two years after the Rider Effective Date ($246,037 – $25,000).

(L)  The recalculated Benefit Base is equal to the SecurePay Roll-Up Value since it is higher than the SecurePay Anniversary Value of $209,536 ($249,536 – $40,000).

(M)  The SecurePay Roll-Up Value ($243,693) is compared to the Contract Value reduced by Purchase Payments made two years after the Rider Effective Date ($296,018 – $40,000).

(N)  The Benefit Base is reduced proportionally due to the $10,000 withdrawal. The Benefit Base is reduced by 3.4% ($10,000 [amount of withdrawal]/$298,172 [Contract Value before withdrawal] = 0.034. The new Benefit Base is $247,432 ($256,018 – ($256,018 * ($10,000/$298,172))).

(O)  The Roll-Up Guaranteed increase is also reduced in the same proportion of the Benefit Base (.05 * $256,018 * (1 – .034)) to $12,372. The Roll-Up Value is then calculated by adding the adjusted Roll-Up Guaranteed amount to the adjusted Benefit Base ($247,432 + $12,372).

(P)  The recalculated Benefit Base is equal to the greatest of the Benefit Base on that anniversary, the SecurePay Anniversary Value ($288,172 – $40,000) and the SecurePay Roll-Up Value ($259,804).

(Q)  The recalculated Benefit Base is equal to the SecurePay Roll-Up Value since it is higher than the SecurePay Anniversary Value of $272,085 ($312,085 – $40,000).

(R)  The recalculated Benefit Base is equal to the SecurePay Roll-Up Value since it is higher than the SecurePay Anniversary Value of $284,517 ($324,517 – $40,000).

(S)  For the next three years, Joe takes the full Annual Withdrawal Amount of $14,322 (.05 * $286,434)

(T)  Since 10 contract anniversaries have elapsed since rider purchase, the Roll-Up Period stops.

(U)  In year 14, Joe only takes $5,000 of the available $14,322. Please note that the $9,322 is not carried over to the next year. The Benefit Base steps up to the Anniversary Value of $319,462 ($359,462 – $40,000)

(V)  For the last three years, Joe takes the full Annual Withdrawal Amount of $15,973 (.05 * $319,462)

Example of SecurePay Rider
(without the SecurePay Advantage Benefit)
For Contract Owners Who Purchased the Rider on or After May 1, 2009

The purpose of the following example is to demonstrate the operation of SecurePay ("SecurePay Rider") without the SecurePay Advantage Benefit for Contract Owners who purchased the rider on or after May 1, 2009. The example is based on hypothetical Contract Values and transactions and assumes hypothetical positive and negative investment performance of the Separate Account. The example is not representative of past or future performance and is not intended to project or predict performance. There is, of course, no assurance that the Separate Account will experience positive investment performance. The example does not reflect the deduction of fees and charges.

ASSUMPTIONS:

•  Joe, 60 years old on the Effective Date

•  Purchased the SecurePay Rider at time of Contract Purchase and after May 1, 2009

•  Elected Single Life Coverage

•  Began making SecurePay Withdrawals 11 years after the Rider Effective Date

•  He received the 5% Maximum Withdrawal Percentage

Contract Year	Purchase Payments		Net Withdrawals		Hypothetical Contract Value	Benefit Base		Annual Withdrawal Amount	Annual Withdrawal Amount Balance
At issue	100,000		N/A		100,000	100,000	(A)	0	0
1	50,000	(B)	0		153,975	153,975	(C)	0	0
2	0		0		161,676	161,676	(D)	0	0
3	25,000	(E)	0		210,964	185,964	(F)	0	0
4	0		0		208,164	185,964	(G)	0	0
5	0		0		246,037	221,037	(H)	0	0
6	15,000	(I)	0		249,536	221,037	(J)	0	0
7	0		0		290,987	250,987	(K)	0	0
8	0		10,000	(L)	288,172	248,172	(M)	0	0
9	0		0		312,085	272,085	(N)	0	0
10	0		0		337,317	297,317	(O)	0	0
11	0		14,866	(P)	313,603	297,317		14,866	0
12	0		14,866	(P)	329,576	297,317		14,866	0
13	0		14,866	(P)	333,375	297,317		14,866	0
14	0		5,000	(Q)	359,462	319,462	(Q)	14,866	9,866	(Q)
15	0		15,973	(R)	355,423	319,462		15,973	0
16	0		15,973	(R)	348,558	319,462		15,973	0
17	0		15,973	(R)	334,053	319,462		15,973	0

(A)  The initial Benefit Base is equal to the initial Purchase Payment of $100,000.

(B)  The $50,000 Purchase Payment is added to the current Benefit Base of $100,000. The new Benefit Base is $150,000. Keep in mind Purchase Payments made more than two years after the date the SecurePay Rider is issued (the Rider Effective Date) will not be included in the calculation of the Benefit Base.

(C)  The Benefit Base of $150,000 is compared to the Anniversary Value of $153,975. The Benefit Base steps up to $153,975.

(D)  The Benefit Base steps up to the Anniversary Value of $161,676.

(E)  The $25,000 Purchase Payment does not get added to the current Benefit Base, because it is made more than 2 years after the Rider Effective Date.

(F)  The Anniversary Value equals $185,964 ($210,964 – $25,000). The Benefit Base steps up to $185,964, since that is greater than the current Benefit Base of $161,676.

(G)  The Benefit Base remains at $185,964 since the Anniversary Value is less ($208,164 – $25,000 = 183,164).

(H)  The Benefit Base steps up to the Anniversary Value of $221,037 ($246,037 – $25,000).

(I)  The $15,000 Purchase Payment does not get added to the current Benefit Base, because it is made more than 2 years after the Rider Effective Date.

(J)  The Benefit Base remains at $221,037 since the Anniversary Value is less ($249,536 – $40,000 = $209,536).

(K)  The Benefit Base steps up to the Anniversary Value of $250,987 ($290,987 – $40,000).

(L)  The Benefit Base is reduced proportionally due to the $10,000 withdrawal. The Benefit Base is reduced by 3.4% ($10,000 [amount of withdrawal] /$298,172 [Contract Value before withdrawal] = 0.034). The new Benefit Base is $242,569 ($250,987 – ($250,987 * ($10,000/$298,172))).

(M)  The Benefit Base steps up to the Anniversary Value of $248,172 ($288,172 – $40,000).

(N)  The Benefit Base steps up to the Anniversary Value of $272,085 ($312,085 – $40,000).

(O)  The Benefit Base steps up to the Anniversary Value of $297,317 ($337,317 – $40,000).

(P)  For the next three years, Joe takes the full Annual Withdrawal Amount of $14,866 (.05 x $297,317).

(Q)  In year 14, Joe only takes $5,000 of the available $14,866. Please note that the $9,866 is not carried over to the next year. The Benefit Base steps up to the Anniversary Value of $319,462 ($359,462 – $40,000).

(R)  For the last three years, Joe takes the full Annual Withdrawal Amount of $15,973 (.05 x $319,462).

APPENDIX F

The SecurePay R72 Benefit (Not Available On or After May 1, 2009)

If you purchased the SecurePay rider prior to May 1, 2009 and your Contract on or after May 1, 2008, we offered the rider by itself or, for an increased SecurePay Fee, with the optional SecurePay R72 Benefit that could be selected at the time you purchased the rider (but not after purchase).

As of May 1, 2009, the SecurePay R72 Benefit is no longer available with the purchase of the SecurePay rider, even if you purchased your Contract prior to May 1, 2009 and you purchase the rider on or after May 1, 2009 by exercising the RightTime® option.

The following describes the SecurePay R72 Benefit for those Owners who purchased it with their SecurePay rider prior to May 1, 2009. If you selected the SecurePay R72 Benefit, you may not cancel it. This feature will terminate when your SecurePay rider terminates (if not sooner). All of the terms and conditions of the rider apply in addition to the specific terms and conditions of the benefit. Please see "Guaranteed Lifetime Withdrawal Benefit ("SecurePay") With RightTime® Option" in the prospectus. For hypothetical examples of the SecurePay rider issued before May 1, 2009, please see Appendix G and Appendix H in this prospectus.

SecurePay R72 Benefit (not available on or after May 1, 2009)

This benefit was designed to provide for potential increases in your Benefit Base of up to 7.2% each Contract Anniversary during a specified period ("Roll-up Period"), even if your Contract Value has not increased.

If you purchased the SecurePay R72 Benefit, then we will apply a Maximum Withdrawal Percentage based on the age bands set forth in the following chart:

Age of (Younger) Covered Person(s) on Benefit Election Date	Maximum Withdrawal Percentage
59 1/2 through 74 (SecurePay for two spouses)	4.5%
59 1/2 through 74 (SecurePay for one person)	5.0%
75 and older (SecurePay for two spouses)	5.5%
75 and older (SecurePay for one person)	6.0%

Note:  This means that if you selected the SecurePay R72 Benefit, then we will not increase your Maximum Withdrawal Percentage by 1%, even if 10 or more years elapse between the Benefit Election Date and the Rider Effective Date.

Under the SecurePay R72 Benefit, we will recalculate your Benefit Base on each Contract Anniversary during the Roll-up Period to equal the greatest of:

(1)  the Benefit Base on that Contract Anniversary;

(2)  the SecurePay Anniversary Value on that Contract Anniversary (as described above); or

(3)  the SecurePay Roll-up Value, which is equal to:

  (a)  the most recently calculated Benefit Base prior to that Contract Anniversary; plus

  (b)  7.2% of the Benefit Base on the previous Contract Anniversary (the "roll-up" amount), reduced proportionately for partial surrenders made since that anniversary. This means that we will reduce the "roll-up" amount for each partial surrender made since the previous Contract Anniversary in the same proportion that each partial surrender reduced the Contract Value as of the date we processed the partial surrender request.

Note:  If the SecurePay Anniversary Value is consistently higher than the SecurePay Roll-up Value (because your Contract Value is generally increasing by more than 7.2% each

F-1

Contract Year), the SecurePay Roll-up Value may never be used to increase your Benefit Base.

When we calculate the SecurePay Roll-up Value on the first Contract Anniversary following the Rider Effective Date, we will apply the 7.2% to the Benefit Base on the Rider Effective Date to determine the "roll-up" amount, and then reduce the "roll-up" amount proportionately for partial surrenders made since the Rider Effective Date. We will then add the reduced "roll-up" amount to the most recently calculated Benefit Base prior to the first Contract Anniversary to determine the SecurePay Roll-up Value. The Benefit Base can never be greater than $5 million.

Example: Assume on the Rider Effective Date your Benefit Base is $100,000. Three months later, assume your Contract Value is $103,000 and you take a partial surrender of $10,300, reducing your current Contract Value to $92,700, which results in a decrease of 10% (($103,000 – $92,700)/$103,000). Because of the partial surrender, we will reduce your Benefit Base by 10% as well, to $90,000. Also assume that one month later your Contract Value increased from $92,700 to $94,000 due to favorable market performance and you do not make any additional Purchase Payments or partial surrenders.

On the first Contract Anniversary, we will determine the SecurePay Roll-up Value by adding the most recently calculated Benefit Base ($90,000) to 7.2% of the Benefit Base on the previous Contract Anniversary (the Rider Effective Date), reduced proportionately for partial surrenders made since that anniversary. The Benefit Base on the Rider Effective Date was $100,000, and 7.2% of $100,000 = $7,200. However, because a partial surrender was made during the year, we will reduce this "roll-up" amount in the same proportion that the partial surrender reduced the Contract Value, which was 10%. Because 10% of the "roll-up" amount is $720, the reduced "roll-up" amount is $6,480 ($7,200 – $720). We then calculate the SecurePay Roll-up Value by adding the "roll-up" amount of $6,480 to $90,000 (the most recently calculated Benefit Base), and determine that the SecurePay Roll-up Value is $96,480.

We will then recalculate your Benefit Base on the first Contract Anniversary to equal the greatest of:

(1)  the Benefit Base on that Contract Anniversary ($90,000);

(2)  the SecurePay Anniversary Value on that Contract Anniversary ($94,000); or

(3)  the SecurePay Roll-up Value ($96,480)

We will set your Benefit Base equal to $96,480 because the SecurePay Roll-up Value is greater than the Benefit Base on that Contract Anniversary and the SecurePay Anniversary Value on that Contract Anniversary.

Note:  Partial surrenders could reduce your SecurePay Roll-up Value by substantially more than the actual amount of the partial surrender. For example, assume your Benefit Base at the beginning of the Contract Year is $100,000. Assuming that you do not make any additional Purchase Payments or partial surrenders, the SecurePay Roll-up Value on the next Contract Anniversary would be $107,200 ($100,000 + $7,200 (the 7.2% "roll-up" amount)).

  Assume instead, however, that during the Contract Year you make a partial surrender of $45,000 and your Contract Value at that time is $90,000 (i.e., the partial surrender is 50% of your Contract Value). Both the Benefit Base and the "roll-up" amount are also reduced by 50%, to $50,000 and $3,600, respectively. This would result in a SecurePay Roll-up Value of $53,600 on the next Contract Anniversary ($50,000 + $3,600), rather than $107,200. Thus, the $45,000 partial surrender would reduce the SecurePay Roll-up Value by more than $45,000 — it would reduce it by $53,600 ($107,200 – $53,600).

F-2

The Roll-up Period begins on the Rider Effective Date and ends on the earliest of:

(1)  the 10th Contract Anniversary following the later of: (a) the Rider Effective Date; or (b) the most recent date that we reset the Roll-up Period;

(2)  the Benefit Election Date; or

(3)  the date the SecurePay rider terminates (see "Terminating the SecurePay Rider").

If the Roll-up Period ends, the SecurePay R72 Benefit may not terminate. The SecurePay R72 Benefit will only end upon termination of the SecurePay rider. We will continue to assess the increased SecurePay Fee until the SecurePay rider terminates. Also, we will only include the SecurePay Roll-up Value when calculating your Benefit Base while the Roll-up Period is in effect.

Note:  This means that if the Roll-up Period ends because you have established the Benefit Election Date, we will still continue to assess the increased SecurePay Fee until termination of the SecurePay Rider. We also will assess the increased SecurePay Fee during times when the Roll-up Period has expired.

Note:  Once you establish your Benefit Election Date, you will no longer receive any additional value from the SecurePay R72 Benefit. On the other hand, delaying the Benefit Election Date may limit the time during which you may take SecurePay Withdrawals, due to life expectancy. See "Beginning Your SecurePay Withdrawals." You should carefully weigh the advantages of the SecurePay R72 Benefit with the disadvantages of delaying taking SecurePay Withdrawals.

If at any time before the Benefit Election Date we increase the Benefit Base to equal the SecurePay Anniversary Value, we will reset the Roll-up Period. This is true even if the previous Roll-up Period has expired. We will reset the Roll-up Period for an additional ten years, although any reset will end on the Benefit Election Date (or upon termination of the SecurePay Rider).

Example: Assume you purchase a Contract on May 1, 2008. If you do not establish the Benefit Election Date during the next 10 years, the Roll-up Period would expire on May 1, 2018. If, however, at any time during the Roll-up Period we increase the Benefit Base to equal the SecurePay Anniversary Value, the Roll-up Period will be reset. In this example, if the Roll-up Period is reset on May 1, 2012, the new Roll-up Period would expire on May 1, 2022. Similarly, if you have still not established the Benefit Election Date and the Benefit Base is again increased to equal the SecurePay Anniversary Value on May 1, 2025, we would once again reset the Roll-up Period to begin on May 1, 2025 and expire on May 1, 2035.

In this example, because there is no Roll-up Period between May 1, 2022 and May 1, 2025, we would not include the SecurePay Roll-up Value in the calculation of the Benefit Base during this time.

F-3

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APPENDIX G

Example of SecurePay Rider
(without the SecurePay R72 Benefit)
For Contract Owners Who Purchased the Rider Before May 1, 2009

The purpose of the following example is to demonstrate the operation of SecurePay ("SecurePay Rider") without the SecurePay R72 Benefit for Contract Owners who purchased the rider before May 1, 2009. The example is based on hypothetical Contract Values and transactions and assumes hypothetical positive and negative investment performance of the Separate Account. The example is not representative of past or future performance and is not intended to project or predict performance. There is, of course, no assurance that the Separate Account will experience positive investment performance. The example does not reflect the deduction of fees and charges.

ASSUMPTIONS:

•  Joe, 55 years old on the Effective Date

•  Purchased the SecurePay Rider at time of Contract Purchase and prior to May 1, 2009

•  Elected Single Life Coverage

•  Began making SecurePay Withdrawals 11 years after the Rider Effective Date

•  Because the Benefit Election Date was 11 years after the Rider Effective Date and Joe was 66 on that date, he received the 6% Maximum Withdrawal Percentage

Contract Year	Purchase Payments		Net Withdrawals		Hypothetical Contract Value	Benefit Base		Annual Withdrawal Amount	Annual Withdrawal Amount Balance
At issue	100,000		N/A		100,000	100,000	(A)	0	0
1	50,000	(B)	0		153,975	153,975	(C)	0	0
2	0		0		161,676	161,676	(D)	0	0
3	25,000	(E)	0		210,964	185,964	(F)	0	0
4	0		0		208,164	185,964	(G)	0	0
5	0		0		246,037	221,037	(H)	0	0
6	15,000	(I)	0		249,536	221,037	(J)	0	0
7	0		0		290,987	250,987	(K)	0	0
8	0		10,000	(L)	288,172	248,172	(M)	0	0
9	0		0		312,085	272,085	(N)	0	0
10	0		0		337,317	297,317	(O)	0	0
11	0		17,839	(P)	313,603	297,317		17,839	0
12	0		17,839	(P)	329,576	297,317		17,839	0
13	0		17,839	(P)	333,375	297,317		17,839	0
14	0		5,000	(Q)	359,462	319,462	(Q)	17,839	12,839	(Q)
15	0		19,167	(R)	355,423	319,462		19,167	0
16	0		19,167	(R)	348,558	319,462		19,167	0
17	0		19,167	(R)	334,053	319,462		19,167	0

(A)  The initial Benefit Base is equal to the initial Purchase Payment of $100,000.

(B)  The $50,000 Purchase Payment is added to the current Benefit Base of $100,000. The new Benefit Base is $150,000. Keep in mind Purchase Payments made more than two years after the date the SecurePay Rider is issued (the Rider Effective Date) will not be included in the calculation of the Benefit Base.

G-1

(C)  The Benefit Base of $150,000 is compared to the Anniversary Value of $153,975. The Benefit Base steps up to $153,975.

(D)  The Benefit Base steps up to the Anniversary Value of $161,676.

(E)  The $25,000 Purchase Payment does not get added to the current Benefit Base, because it is made more than 2 years after the Rider Effective Date.

(F)  The Anniversary Value equals $185,964 ($210,964 – $25,000). The Benefit Base steps up to $185,964, since that is greater than the current Benefit Base of $161,676.

(G)  The Benefit Base remains at $185,964 since the Anniversary Value is less ($208,164 – $25,000 = 183,164).

(H)  The Benefit Base steps up to the Anniversary Value of $221,037 ($246,037 – $25,000).

(I)  The $15,000 Purchase Payment does not get added to the current Benefit Base, because it is made more than 2 years after the Rider Effective Date.

(J)  The Benefit Base remains at $221,037 since the Anniversary Value is less ($249,536 – $40,000 = $209,536).

(K)  The Benefit Base steps up to the Anniversary Value of $250,987 ($290,987 – $40,000).

(L)  The Benefit Base is reduced proportionally due to the $10,000 withdrawal. The Benefit Base is reduced by 3.4% ($10,000 [amount of withdrawal] /$298,172 [Contract Value before withdrawal] = 0.034). The new Benefit Base is $242,569 ($250,987 – ($250,987 * ($10,000/$298,172))).

(M)  The Benefit Base steps up to the Anniversary Value of $248,172 ($288,172 – $40,000).

(N)  The Benefit Base steps up to the Anniversary Value of $272,085 ($312,085 – $40,000).

(O)  The Benefit Base steps up to the Anniversary Value of $297,317 ($337,317 – $40,000).

(P)  For the next three years, Joe takes the full Annual Withdrawal Amount of $17,839 (.06 x $297,317).

(Q)  In year 14, Joe only takes $5,000 of the available $17,839. Please note that the $12,839 is not carried over to the next year. The Benefit Base steps up to the Anniversary Value of $319,462 ($359,462 – $40,000).

(R)  For the last three years, Joe takes the full Annual Withdrawal Amount of $19,167 (.06 x $319,462).

G-2

APPENDIX H

Example of SecurePay Rider with the SecurePay R72 Benefit

For Contract Owners Who Purchased the Rider Before May 1, 2009

The purpose of the following example is to demonstrate the operation of the SecurePay Rider with the SecurePay R72 Benefit ("SecurePay Rider") for Contract Owners who purchased the rider before May 1, 2009. The example is based on hypothetical Contract Values and transactions and assumes hypothetical positive and negative investment performance of the Separate Account. The example is not representative of past or future performance and is not intended to project or predict performance. There is, of course, no assurance that the Separate Account will experience positive investment performance. The example does not reflect the deduction of fees and charges.

ASSUMPTIONS:

•  Joe, 55 years old on the Effective Date

•  Purchased the SecurePay Rider with the SecurePay R72 Benefit at time of Contract Purchase and prior to May 1, 2009

•  Elected Single Life Coverage

•  Began making SecurePay Withdrawals 11 years after the Rider Effective Date

•  Because Joe was 66 on the Benefit Election Date, he received the 5% Maximum Withdrawal Percentage

Contract Year	Purchase Payments		Net Withdrawals		Hypothetical Contract Value		SecurePay Roll-Up Value		Benefit Base		Annual Withdrawal Amount	Annual Withdrawal Amount Balance
At issue	100,000		N/A		100,000		100,000	(A)	100,000	(A)	—	—
1	50,000	(B)	—		153,975		157,200	(C)	157,200	(D)	—	—
2	—		—		161,676		168,518	(E)	168,518	(F)	—	—
3	25,000	(G)	—		209,964		180,651	(H)	184,964	(I)	—	—
4	—		—		208,164		198,281		198,281	(J)	—	—
5	—		—		246,037		212,557		221,037	(K)	—	—
6	15,000		—		249,536		236,951		236,951	(L)	—	—
7	—		—		290,987		248,798		250,987	(M)	—	—
8	—		10,000		288,172	(N)	260,026	(O)	260,026	(P)	—	—
9	—		—		312,085		278,748		278,748	(Q)	—	—
10	—		—		337,317		298,818		298,818	(R)	—	—
11	—		14,941	(S)	313,603		N/A	(T)	298,818		14,941	—
12	—		14,941	(S)	329,576		N/A		298,818		14,941	—
13	—		14,941	(S)	333,375		N/A		298,818		14,941	—
14	—		5,000	(U)	359,462		N/A		319,462	(U)	14,941	9,941	(U)
15	—		15,973	(V)	355,423		N/A		319,462		15,973	—
16	—		15,973	(V)	348,558		N/A		319,462		15,973	—
17	—		15,973	(V)	334,053		N/A		319,462		15,973	—

(A)  The initial Benefit Base is equal to the initial Purchase Payment of $100,000

(B)  The $50,000 Purchase Payment is added to the current Benefit Base of $100,000. The new Benefit Base is $150,000. Keep in mind Purchase Payments made more than two years after the date the SecurePay Rider is issued (the Rider Effective Date) will not be included in the calculation of the Benefit Base.

H-1

(C)  The SecurePay Roll-up Value is equal to the most recently calculated Benefit Base ($150,000) plus 7.2% of the Benefit Base on the previous Contract Anniversary (7.2% of $100,000).

(D)  The recalculated Benefit Base is equal to the greatest of the Benefit Base on that anniversary, the SecurePay Anniversary Value, and the SecurePay Roll-up Value (max of $150,000, $153,975, and $157,200, respectively).

(E)  The SecurePay Roll-up Value is equal to the most recently calculated Benefit Base ($157,200) plus 7.2% of the Benefit Base on the previous Contract Anniversary (7.2% of $157,200).

(F)  The recalculated Benefit base is equal to the greatest of the Benefit Base on that anniversary, the SecurePay Anniversary Value, and the SecurePay Roll-up Value (max of $155,000, $161,676, and $168,518, respectively).

(G)  The $25,000 Purchase Payment is not added to the current Benefit Base because it is made more than 2 years after the Rider Effective Date.

(H)  The SecurePay Roll-up Value is equal to the most recently calculated Benefit Base ($168,518) plus 7.2% of the Benefit Base on the previous Contract Anniversary (7.2% of $168,518).

(I)  The SecurePay Roll-up Value ($180,651) is compared to the Contract Value reduced by Purchase Payments made two years after the Rider Effective Date ($209,964 – $25,000). Note that the Roll-Up Period is reset since the Benefit Base is set equal to the SecurePay Anniversary Value.

(J)  The recalculated Benefit Base is equal to the SecurePay Roll-up Value since it is higher than the SecurePay Anniversary Value of $183,164 ($208,164 – $25,000).

(K)  The SecurePay Roll-up Value ($212,557) is compared to the Contract Value reduced by Purchase Payments made two years after the Rider Effective Date ($246,037 – $25,000). Note that the Roll-Up Period is reset since the Benefit Base is set equal to the SecurePay Anniversary Value.

(L)  The recalculated Benefit Base is equal to the SecurePay Roll-up Value since it is higher than the SecurePay Anniversary Value of $209,536 ($249,536 – $40,000).

(M)  The SecurePay Roll-Up Value ($248,798) is compared to the Contract Value reduced by Purchase Payments made two years after the Rider Effective Date ($290,987 – $40,000). Note that the Roll-Up period is reset since the Benefit Base is set equal to the SecurePay Anniversary Value.

(N)  The Benefit Base is reduced proportionally due to the $10,000 withdrawal. The Benefit Base is reduced by 3.4% ($10,000 [amount of withdrawal]/$298,172 [Contract Value before withdrawal] = 0.034. The new Benefit Base is $242,569 ($250,987 – ($250,987 * ($10,000/$298,172))).

(O)  The Roll-Up Guaranteed increase is also reduced in the same proportion of the Benefit Base (.072 * $250,987 * (1 – .034)) to $17,457. The Roll-Up Value is then calculated by adding the adjusted Roll-Up Guaranteed amount to the adjusted Benefit Base ($242,569 + $17,457).

(P)  The recalculated Benefit Base is equal to the greatest of the Benefit Base on that anniversary, the SecurePay Anniversary Value ($288,172 – $40,000) and the SecurePay Roll-Up Value ($260,026).

(Q)  The recalculated Benefit Base is equal to the SecurePay Roll-up Value since it is higher than the SecurePay Anniversary Value of $272,085 ($312,085 – $40,000).

(R)  The recalculated Benefit Base is equal to the SecurePay Roll-up Value since it is higher than the SecurePay Anniversary Value of $297,317 ($337,317 – $40,000).

(S)  For the next three years, Joe takes the full Annual Withdrawal Amount of $14,941 (.05 * $298,818)

(T)  Since the withdrawals under the rider begin, the Roll-Up Period stops.

(U)  In year 14, Joe only takes $5,000 of the available $14,941. Please note that the $9,941 is not carried over to the next year. The Benefit Base steps up to the Anniversary Value of $319,462 ($359,462 – $40,000)

(V)  For the last three years, Joe takes the full Annual Withdrawal Amount of $15,973 (.05 * $319,462)

H-2

APPENDIX I

PrincipalBack Annuitization Benefit
for Contracts Purchased before May 1, 2007

If your Annuity Commencement Date is on or within 90 days after your 7th Contract Anniversary, and you elect to receive fixed income payments for either of the following payment periods, the total amount of the payments we make will not be less than your adjusted aggregate Purchase Payments. Under the PrincipalBack Annuitization Benefit, your Annuity Value is the greater of (i) the Contract Value on the Annuity Commencement Date, or (ii) your aggregate Purchase Payments less an adjustment for each partial surrender as of the Annuity Commencement Date, each reduced by any applicable fees, charges and premium tax. The adjustment for each partial surrender is the amount that reduces your aggregate Purchase Payments at the time of surrender in the same proportion that the amount surrendered reduces the Contract Value. If the Contract Value is lower than your aggregate Purchase Payments at the time of the partial surrender, the adjustment will be larger than the amount surrendered.

You may elect PrincipalBack payments either (i) under Annuity Option A, with payments for a certain period of 10 years or more; or (ii) under Annuity Option B, with payments for life with an installment refund of Purchase Payments. If you elect PrincipalBack payments for life with an installment refund of Purchase Payments, the payments will be based on the life of the named Annuitant(s). We will make payments for the lifetime of the Annuitant(s), with payments guaranteed to continue until the amount of the payments equals your adjusted aggregate Purchase Payments. We will stop making payments when the amount of the payments equals your adjusted aggregate Purchase Payments or when the Annuitant(s) dies, whichever is later.

I-1

(This page has been left blank intentionally.)

Please tear off, complete and return this form to order a free Statement of Additional Information for the Contracts offered under the prospectus. Address the form to Protective Life's Life and Annuity Division, customer service center at the address shown on the cover.

Please send me a free copy of the Statement of Additional Information for the ProtectiveValues® Variable Annuity.

______________________________________________________________________________________________________ Name
______________________________________________________________________________________________________ Address
______________________________________________________________________________________________________ City, State, Zip
______________________________________________________________________________________________________ Daytime Telephone Number

PART B

INFORMATION REQUIRED TO BE IN
THE STATEMENT OF ADDITIONAL INFORMATION

PROTECTIVE LIFE INSURANCE COMPANY

P.O. Box 10648
Birmingham, Alabama 35202-0648
Telephone: 1-800-456-6330

STATEMENT OF ADDITIONAL INFORMATION
PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT
PROTECTIVEVALUES® VARIABLE ANNUITY
A FLEXIBLE PREMIUM
DEFERRED VARIABLE AND FIXED ANNUITY CONTRACT

This Statement of Additional Information contains information in addition to the information described in the Prospectus for the ProtectiveValues® Variable Annuity, a group and individual flexible premium deferred variable and fixed annuity contract (the "Contract") offered by Protective Life Insurance Company. This Statement of Additional Information is not a Prospectus. It should be read only in conjunction with the Prospectuses for the Contract and the Funds. The Prospectus for the Contract is dated the same as this Statement of Additional Information. You may obtain a copy of the Prospectus by writing or calling us at our address or phone number shown above.

THE DATE OF THIS STATEMENT OF ADDITIONAL INFORMATION IS MAY 1, 2013.

STATEMENT OF ADDITIONAL INFORMATION

TABLE OF CONTENTS

Page
SAFEKEEPING OF ACCOUNT ASSETS	1
STATE REGULATION	1
RECORDS AND REPORTS	1
LEGAL MATTERS	1
EXPERTS	1
OTHER INFORMATION	2
FINANCIAL STATEMENTS	2

SAFEKEEPING OF ACCOUNT ASSETS

Title to the assets of the Variable Account is held by Protective Life. The assets are kept physically segregated and held separate and apart from the Company's General Account assets and from the assets in any other separate account.

Records are maintained of all purchases and redemptions of Fund shares held by each of the Sub-Accounts.

The officers and employees of Protective Life are covered by an insurance company blanket bond issued in the amount of $20 million dollars. The bond insures against dishonest and fraudulent acts of officers and employees.

STATE REGULATION

Protective Life is subject to regulation and supervision by the Department of Insurance of the State of Tennessee which periodically examines its affairs. It is also subject to the insurance laws and regulations of all jurisdictions where it is authorized to do business. Where required, a copy of the Contract form has been filed with, and, if applicable, approved by, insurance officials in each jurisdiction where the Contracts are sold. Protective Life is required to submit annual statements of its operations, including financial statements, to the insurance departments of the various jurisdictions in which it does business for the purposes of determining solvency and compliance with local insurance laws and regulations.

RECORDS AND REPORTS

Protective Life will maintain all records and accounts relating to the Variable Account. As presently required by the 1940 Act and regulations promulgated thereunder, reports containing such information as may be required under the Act or by any other applicable law or regulation will be sent to Owner(s) periodically at the last known address.

LEGAL MATTERS

Sutherland, Asbill & Brennan LLP of Washington, D. C. has provided advice on certain matters relating to the federal securities laws.

EXPERTS

The statement of assets and liabilities of Protective Variable Annuity Separate Account as of December 31, 2012 and the related statement of operations for the year then ended and the statement of changes in net assets for the years ended December 31, 2012 and 2011 included in this SAI have been so included in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

The consolidated financial statements of Protective Life Insurance Company as of December 31, 2012, and 2011 and for each of the three years in the period ended December 31, 2012 included in this SAI have been so included in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

The principal business address of PricewaterhouseCoopers LLP is 1901 6th Avenue North, Suite 1600, Birmingham, Alabama 35203.

1

OTHER INFORMATION

A registration statement has been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all the information set forth in the registration statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC at 100 F Street, N.E., Washington, D.C. 20549.

FINANCIAL STATEMENTS

The audited statement of assets and liabilities of The Protective Variable Annuity Separate Account as of December 31, 2012 and the related statement of operations for the year then ended and the statement of changes in net assets for the years ended December 31, 2012 and 2011 as well as the Report of Independent Registered Public Accounting Firm are contained herein.

The audited consolidated balance sheets for Protective Life as of December 31, 2012 and 2011 and the related consolidated statements of income, share-owner's equity, and cash flows for each of the three years in the period ended December 31, 2012 as well as the Report of Independent Registered Public Accounting Firm are contained herein. Protective Life's financial statements should be considered only as bearing on its ability to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Protective Variable Annuity Separate Account.

Financial Statements follow this page.

2

All other schedules to the consolidated financial statements required by Article 7 of Regulation S-X are not required under the related instructions or are inapplicable and therefore have been omitted.

Report of Independent Registered Public Accounting Firm

To the Contract Owners of the Protective Variable Annuity Separate Account
and Board of Directors of Protective Life Insurance Company:

In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts as listed in Note 1 to such financial statements of the Protective Variable Annuity Separate Account (the "Separate Account") at December 31, 2012, the results of each of their operations for the year then ended and the changes in each of their net assets for each of the two years in the period ended December 31, 2012 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the management of Protective Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2012 by correspondence with the transfer agents of the investee mutual funds, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP
Birmingham, Alabama
April 23, 2013

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES
Year Ended December 31, 2012
(in thousands)

	Goldman Sachs Large Cap Value	Goldman Sachs Strategic International Equity	Goldman Sachs Structured US Equity
Assets
Investment in sub-accounts at fair value	$66,708	$45,278	$34,689
Receivable from Protective Life Insurance Company	17	1	13
Total Assets	66,725	45,279	34,702
Liabilities
Payable to Protective Life Insurance Company	—	—	—
Net Assets	$66,725	$45,279	$34,702
Accumulation Period	$66,532	$45,266	$34,588
Annuity Period	193	13	114
Net Assets	$66,725	$45,279	$34,702
	Goldman Sachs Structured Small Cap Equity	Goldman Sachs Strategic Growth	Goldman Sachs Mid Cap Value
Assets
Investment in sub-accounts at fair value	$32,799	$39,958	$10,377
Receivable from Protective Life Insurance Company	3	4	—
Total Assets	32,802	39,962	10,377
Liabilities
Payable to Protective Life Insurance Company	—	—	—
Net Assets	$32,802	$39,962	$10,377
Accumulation Period	$32,761	$39,926	$10,367
Annuity Period	41	36	10
Net Assets	$32,802	$39,962	$10,377

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
Year Ended December 31, 2012
(in thousands)

	Goldman Sachs Strategic Growth SC	Goldman Sachs Large Cap Value Fund SC	Goldman Sachs Strategic International Equity SC
Assets
Investment in sub-accounts at fair value	$118,718	$162,251	$57,154
Receivable from Protective Life Insurance Company	—	—	—
Total Assets	118,718	162,251	57,154
Liabilities
Payable to Protective Life Insurance Company	—	—	—
Net Assets	$118,718	$162,251	$57,154
Accumulation Period	$118,718	$162,251	$57,152
Annuity Period	—	—	2
Net Assets	$118,718	$162,251	$57,154
	Goldman Sachs Structured Small Cap Equity SC	Goldman Sachs Structured US Equity SC	Goldman Sachs VIT Growth Opportunities SC
Assets
Investment in sub-accounts at fair value	$22,221	$775	$65,143
Receivable from Protective Life Insurance Company	—	—	—
Total Assets	22,221	775	65,143
Liabilities
Payable to Protective Life Insurance Company	—	—	—
Net Assets	$22,221	$775	$65,143
Accumulation Period	$22,221	$775	$65,143
Annuity Period	—	—	—
Net Assets	$22,221	$775	$65,143

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
Year Ended December 31, 2012
(in thousands)

	Goldman Sachs Mid Cap Value SC	Calvert VP SRI Balanced	MFS Growth Series IC
Assets
Investment in sub-accounts at fair value	$90,337	$1,710	$4,793
Receivable from Protective Life Insurance Company	—	—	—
Total Assets	90,337	1,710	4,793
Liabilities
Payable to Protective Life Insurance Company	—	—	—
Net Assets	$90,337	$1,710	$4,793
Accumulation Period	$90,335	$1,710	$4,793
Annuity Period	2	—	—
Net Assets	$90,337	$1,710	$4,793
	MFS Research IC	MFS Investors Trust IC	MFS Total Return IC
Assets
Investment in sub-accounts at fair value	$6,955	$8,810	$33,708
Receivable from Protective Life Insurance Company	—	4	2
Total Assets	6,955	8,814	33,710
Liabilities
Payable to Protective Life Insurance Company	—	—	—
Net Assets	$6,955	$8,814	$33,710
Accumulation Period	$6,946	$8,778	$33,684
Annuity Period	9	36	26
Net Assets	$6,955	$8,814	$33,710

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
Year Ended December 31, 2012
(in thousands)

	MFS New Discovery IC	MFS Utilities IC	MFS Investors Growth Stock IC
Assets
Investment in sub-accounts at fair value	$2,777	$5,131	$2,473
Receivable from Protective Life Insurance Company	—	—	—
Total Assets	2,777	5,131	2,473
Liabilities
Payable to Protective Life Insurance Company	—	—	—
Net Assets	$2,777	$5,131	$2,473
Accumulation Period	$2,777	$5,131	$2,473
Annuity Period	—	—	—
Net Assets	$2,777	$5,131	$2,473
	MFS Growth Series SC	MFS Research SC	MFS Investors Trust SC
Assets
Investment in sub-accounts at fair value	$52,121	$4,996	$88,846
Receivable from Protective Life Insurance Company	—	—	—
Total Assets	52,121	4,996	88,846
Liabilities
Payable to Protective Life Insurance Company	—	—	—
Net Assets	$52,121	$4,996	$88,846
Accumulation Period	$52,120	$4,996	$88,846
Annuity Period	1	—	—
Net Assets	$52,121	$4,996	$88,846

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
Year Ended December 31, 2012
(in thousands)

	MFS Total Return SC	MFS New Discovery SC	MFS Utilities SC
Assets
Investment in sub-accounts at fair value	$89,700	$102,423	$54,793
Receivable from Protective Life Insurance Company	2	—	—
Total Assets	89,702	102,423	54,793
Liabilities
Payable to Protective Life Insurance Company	—	—	—
Net Assets	$89,702	$102,423	$54,793
Accumulation Period	$89,685	$102,423	$54,793
Annuity Period	17	—	—
Net Assets	$89,702	$102,423	$54,793
	MFS Investors Growth Stock SC	MFS VIT Research Bond SC	MFS VIT Value SC
Assets
Investment in sub-accounts at fair value	$62,304	$477,297	$300,401
Receivable from Protective Life Insurance Company	—	—	—
Total Assets	62,304	477,297	300,401
Liabilities
Payable to Protective Life Insurance Company	—	—	—
Net Assets	$62,304	$477,297	$300,401
Accumulation Period	$62,304	$477,297	$300,401
Annuity Period	—	—	—
Net Assets	$62,304	$477,297	$300,401

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
Year Ended December 31, 2012
(in thousands)

	MFS VIT II Emerging Markets Equity SC	MFS VIT II International Value SC	Oppenheimer Money Fund/VA
Assets
Investment in sub-accounts at fair value	$2,369	$30,141	$97,587
Receivable from Protective Life Insurance Company	—	—	1
Total Assets	2,369	30,141	97,588
Liabilities
Payable to Protective Life Insurance Company	—	—	—
Net Assets	$2,369	$30,141	$97,588
Accumulation Period	$2,369	$30,141	$97,581
Annuity Period	—	—	7
Net Assets	$2,369	$30,141	$97,588
	Oppenheimer Small & Mid Cap Fund/VA	Oppenheimer Capital Appreciation Fund/VA	Oppenheimer Main Street Fund/VA
Assets
Investment in sub-accounts at fair value	$2,831	$9,139	$11,888
Receivable from Protective Life Insurance Company	—	—	—
Total Assets	2,831	9,139	11,888
Liabilities
Payable to Protective Life Insurance Company	—	—	1
Net Assets	$2,831	$9,139	$11,887
Accumulation Period	$2,831	$9,139	$11,870
Annuity Period	—	—	17
Net Assets	$2,831	$9,139	$11,887

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
Year Ended December 31, 2012
(in thousands)

	Oppenheimer Global Strategic Income Fund/VA	Oppenheimer Global Securites Fund/VA	Oppenheimer Small & Mid Cap Fund/VA SC
Assets
Investment in sub-accounts at fair value	$21,903	$11,429	$876
Receivable from Protective Life Insurance Company	4	—	—
Total Assets	21,907	11,429	876
Liabilities
Payable to Protective Life Insurance Company	—	—	—
Net Assets	$21,907	$11,429	$876
Accumulation Period	$21,859	$11,429	$876
Annuity Period	48	—	—
Net Assets	$21,907	$11,429	$876
	Oppenheimer Capital Appreciation Fund/VA SC	Oppenheimer Main Street Fund/VA SC	Oppenheimer Global Strategic Income Fund/VA SC
Assets
Investment in sub-accounts at fair value	$33,998	$12,922	$354,415
Receivable from Protective Life Insurance Company	1	—	6
Total Assets	33,999	12,922	354,421
Liabilities
Payable to Protective Life Insurance Company	—	—	—
Net Assets	$33,999	$12,922	$354,421
Accumulation Period	$33,990	$12,922	$354,358
Annuity Period	9	—	63
Net Assets	$33,999	$12,922	$354,421

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
Year Ended December 31, 2012
(in thousands)

	Oppenheimer Global Securites Fund/VA SC	Van Eck Global Hard Asset	Invesco Van Kampen VI American Franchise
Assets
Investment in sub-accounts at fair value	$325,890	$310	$6,077
Receivable from Protective Life Insurance Company	5	—	—
Total Assets	325,895	310	6,077
Liabilities
Payable to Protective Life Insurance Company	—	—	—
Net Assets	$325,895	$310	$6,077
Accumulation Period	$325,850	$310	$6,077
Annuity Period	45	—	—
Net Assets	$325,895	$310	$6,077
	Invesco Van Kampen VI Comstock	Invesco Van Kampen VI Growth & Income	Invesco Van Kampen VI Mid-Cap Growth II
Assets
Investment in sub-accounts at fair value	$38,903	$42,676	$33,382
Receivable from Protective Life Insurance Company	11	2	—
Total Assets	38,914	42,678	33,382
Liabilities
Payable to Protective Life Insurance Company	—	—	—
Net Assets	$38,914	$42,678	$33,382
Accumulation Period	$38,818	$42,655	$33,381
Annuity Period	96	23	1
Net Assets	$38,914	$42,678	$33,382

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
Year Ended December 31, 2012
(in thousands)

	Invesco Van Kampen VI Equity and Income II	Invesco Van Kampen VI American Franchise II	Invesco Van Kampen VI Comstock II
Assets
Investment in sub-accounts at fair value	$178,324	$3,604	$187,836
Receivable from Protective Life Insurance Company	4	—	3
Total Assets	178,328	3,604	187,839
Liabilities
Payable to Protective Life Insurance Company	—	—	—
Net Assets	$178,328	$3,604	$187,839
Accumulation Period	$178,293	$3,598	$187,802
Annuity Period	35	6	37
Net Assets	$178,328	$3,604	$187,839
	Invesco Van Kampen VI Growth & Income II	Invesco Van Kampen VI American Value II	Invesco VI Balanced Risk Allocation II
Assets
Investment in sub-accounts at fair value	$423,937	$19,958	$33,209
Receivable from Protective Life Insurance Company	1	—	—
Total Assets	423,938	19,958	33,209
Liabilities
Payable to Protective Life Insurance Company	—	—	—
Net Assets	$423,938	$19,958	$33,209
Accumulation Period	$423,917	$19,958	$33,209
Annuity Period	21	—	—
Net Assets	$423,938	$19,958	$33,209

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
Year Ended December 31, 2012
(in thousands)

	Invesco VI Government Securities II	Invesco VI International Growth II	Invesco VI Global Real Estate II
Assets
Investment in sub-accounts at fair value	$109,216	$30,583	$3,240
Receivable from Protective Life Insurance Company	—	—	—
Total Assets	109,216	30,583	3,240
Liabilities
Payable to Protective Life Insurance Company	—	—	—
Net Assets	$109,216	$30,583	$3,240
Accumulation Period	$109,216	$30,583	$3,240
Annuity Period	—	—	—
Net Assets	$109,216	$30,583	$3,240
	Invesco VI Small Cap Equity II	UIF Global Real Estate II	Lord Abbett Growth & Income
Assets
Investment in sub-accounts at fair value	$3,491	$11,067	$116,736
Receivable from Protective Life Insurance Company	—	—	2
Total Assets	3,491	11,067	116,738
Liabilities
Payable to Protective Life Insurance Company	—	—	—
Net Assets	$3,491	$11,067	$116,738
Accumulation Period	$3,491	$11,067	$116,688
Annuity Period	—	—	50
Net Assets	$3,491	$11,067	$116,738

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
Year Ended December 31, 2012
(in thousands)

	Lord Abbett Bond Debenture	Lord Abbett Mid Cap Stock	Lord Abbett Growth Opportunities
Assets
Investment in sub-accounts at fair value	$419,227	$82,997	$27,024
Receivable from Protective Life Insurance Company	4	4	—
Total Assets	419,231	83,001	27,024
Liabilities
Payable to Protective Life Insurance Company	—	—	—
Net Assets	$419,231	$83,001	$27,024
Accumulation Period	$419,193	$82,923	$27,016
Annuity Period	38	78	8
Net Assets	$419,231	$83,001	$27,024
	Lord Abbett Calibrated Dividend Growth	Lord Abbett International Opportunities	Lord Abbett Classic Stock
Assets
Investment in sub-accounts at fair value	$46,056	$28,415	$16,718
Receivable from Protective Life Insurance Company	2	—	—
Total Assets	46,058	28,415	16,718
Liabilities
Payable to Protective Life Insurance Company	—	—	—
Net Assets	$46,058	$28,415	$16,718
Accumulation Period	$46,024	$28,415	$16,718
Annuity Period	34	—	—
Net Assets	$46,058	$28,415	$16,718

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
Year Ended December 31, 2012
(in thousands)

	Lord Abbett Series Fundamental Equity VC	Fidelity Index 500 Portfolio SC2	Fidelity Growth Portfolio SC2
Assets
Investment in sub-accounts at fair value	$138,428	$47,691	$2,576
Receivable from Protective Life Insurance Company	—	—	—
Total Assets	138,428	47,691	2,576
Liabilities
Payable to Protective Life Insurance Company	—	—	—
Net Assets	$138,428	$47,691	$2,576
Accumulation Period	$138,428	$47,691	$2,576
Annuity Period	—	—	—
Net Assets	$138,428	$47,691	$2,576
	Fidelity Contrafund Portfolio SC2	Fidelity Mid Cap SC2	Fidelity Equity Income SC2
Assets
Investment in sub-accounts at fair value	$172,073	$194,319	$9,705
Receivable from Protective Life Insurance Company	—	—	—
Total Assets	172,073	194,319	9,705
Liabilities
Payable to Protective Life Insurance Company	—	—	—
Net Assets	$172,073	$194,319	$9,705
Accumulation Period	$172,073	$194,319	$9,705
Annuity Period	—	—	—
Net Assets	$172,073	$194,319	$9,705

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
Year Ended December 31, 2012
(in thousands)

	Fidelity Investment Grade Bonds SC2	Fidelity Freedom Fund - 2015 Maturity SC2	Fidelity Freedom Fund - 2020 Maturity SC2
Assets
Investment in sub-accounts at fair value	$133,280	$1,005	$1,803
Receivable from Protective Life Insurance Company	—	—	—
Total Assets	133,280	1,005	1,803
Liabilities
Payable to Protective Life Insurance Company	—	—	—
Net Assets	$133,280	$1,005	$1,803
Accumulation Period	$133,274	$1,005	$1,803
Annuity Period	6	—	—
Net Assets	$133,280	$1,005	$1,803
	Franklin Flex Cap Growth Securities	Franklin Income Securities	Franklin Rising Dividend Securities
Assets
Investment in sub-accounts at fair value	$15,148	$193,496	$265,972
Receivable from Protective Life Insurance Company	—	3	—
Total Assets	15,148	193,499	265,972
Liabilities
Payable to Protective Life Insurance Company	—	—	—
Net Assets	$15,148	$193,499	$265,972
Accumulation Period	$15,147	$193,455	$265,970
Annuity Period	1	44	2
Net Assets	$15,148	$193,499	$265,972

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
Year Ended December 31, 2012
(in thousands)

	Franklin Small-Mid Cap Growth Securities	Franklin Small Cap Value Securities CL 2	Franklin US Government Fund
Assets
Investment in sub-accounts at fair value	$18,474	$44,387	$434,100
Receivable from Protective Life Insurance Company	—	—	—
Total Assets	18,474	44,387	434,100
Liabilities
Payable to Protective Life Insurance Company	—	—	—
Net Assets	$18,474	$44,387	$434,100
Accumulation Period	$18,473	$44,387	$434,098
Annuity Period	1	—	2
Net Assets	$18,474	$44,387	$434,100
	Templeton Growth Securities	Templeton Foreign Securities	Templeton Global Bond Securities Fund II
Assets
Investment in sub-accounts at fair value	$157,760	$120,286	$226,777
Receivable from Protective Life Insurance Company	2	—	—
Total Assets	157,762	120,286	226,777
Liabilities
Payable to Protective Life Insurance Company	—	—	—
Net Assets	$157,762	$120,286	$226,777
Accumulation Period	$157,736	$120,284	$226,771
Annuity Period	26	2	6
Net Assets	$157,762	$120,286	$226,777

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
Year Ended December 31, 2012
(in thousands)

	Templeton Developing Markets Sec CL2	Mutual Shares Securities	American Asset Allocation Fund Class 2
Assets
Investment in sub-accounts at fair value	$2,614	$557,515	$64,202
Receivable from Protective Life Insurance Company	—	2	—
Total Assets	2,614	557,517	64,202
Liabilities
Payable to Protective Life Insurance Company	—	—	—
Net Assets	$2,614	$557,517	$64,202
Accumulation Period	$2,614	$557,481	$64,202
Annuity Period	—	36	—
Net Assets	$2,614	$557,517	$64,202
	Legg Mason ClearBridge Variable Mid Cap Core II	Legg Mason ClearBridge Variable Small Cap Growth II	Legg Mason Dynamic Multi-Strategy VIT Portfolio II
Assets
Investment in sub-accounts at fair value	$35,819	$4,773	$6,939
Receivable from Protective Life Insurance Company	—	—	—
Total Assets	35,819	4,773	6,939
Liabilities
Payable to Protective Life Insurance Company	—	—	—
Net Assets	$35,819	$4,773	$6,939
Accumulation Period	$35,819	$4,773	$6,939
Annuity Period	—	—	—
Net Assets	$35,819	$4,773	$6,939

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
Year Ended December 31, 2012
(in thousands)

	PIMCO VIT Long-Term US Government Advisor	PIMCO VIT Low Duration Advisor	PIMCO VIT Real Return Advisor
Assets
Investment in sub-accounts at fair value	$12,558	$68,572	$249,987
Receivable from Protective Life Insurance Company	—	—	—
Total Assets	12,558	68,572	249,987
Liabilities
Payable to Protective Life Insurance Company	—	—	—
Net Assets	$12,558	$68,572	$249,987
Accumulation Period	$12,558	$68,572	$249,987
Annuity Period	—	—	—
Net Assets	$12,558	$68,572	$249,987
	PIMCO VIT Short-Term Advisor	PIMCO VIT Total Return Advisor	PIMCO VIT All Asset Advisor
Assets
Investment in sub-accounts at fair value	$47,725	$692,430	$4,400
Receivable from Protective Life Insurance Company	—	—	—
Total Assets	47,725	692,430	4,400
Liabilities
Payable to Protective Life Insurance Company	—	—	—
Net Assets	$47,725	$692,430	$4,400
Accumulation Period	$47,725	$692,430	$4,400
Annuity Period	—	—	—
Net Assets	$47,725	$692,430	$4,400

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
Year Ended December 31, 2012
(in thousands)

	Royce Capital Fund Micro-Cap SC	Royce Capital Fund Small-Cap SC
Assets
Investment in sub-accounts at fair value	$21,618	$134,250
Receivable from Protective Life Insurance Company	—	—
Total Assets	21,618	134,250
Liabilities
Payable to Protective Life Insurance Company	—	—
Net Assets	$21,618	$134,250
Accumulation Period	$21,618	$134,250
Annuity Period	—	—
Net Assets	$21,618	$134,250

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS
Year Ended December 31, 2012
(in thousands)

	Goldman Sachs Large Cap Value	Goldman Sachs Strategic International Equity	Goldman Sachs Structured US Equity
Investment Income
Dividends	$926	$925	$629
Expense
Mortality and expense risk and administrative charges	810	484	488
Net investment income (loss)	116	441	141
Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	352	(2,458)	1,428
Capital gain distribution	1,637	—	—
Net realized gain (loss) on investments	1,989	(2,458)	1,428
Net unrealized appreciation (depreciation) on investments during the period	9,498	10,321	3,018
Net realized and unrealized gain (loss) on investments	11,487	7,863	4,446
Net Increase (Decrease) in Net Assets resulting from Operations	$11,603	$8,304	$4,587
	Goldman Sachs Structured Small Cap Equity	Goldman Sachs Strategic Growth	Goldman Sachs Mid Cap Value
Investment Income
Dividends	$386	$274	$119
Expense
Mortality and expense risk and administrative charges	423	479	109
Net investment income (loss)	(37)	(205)	10
Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	77	2,447	(342)
Capital gain distribution	—	—	—
Net realized gain (loss) on investments	77	2,447	(342)
Net unrealized appreciation (depreciation) on investments during the period	3,885	5,166	2,158
Net realized and unrealized gain (loss) on investments	3,962	7,613	1,816
Net Increase (Decrease) in Net Assets resulting from Operations	$3,925	$7,408	$1,826

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS, CONTINUED
Year Ended December 31, 2012
(in thousands)

	Goldman Sachs Strategic Growth SC	Goldman Sachs Large Cap Value Fund SC	Goldman Sachs Strategic International Equity SC
Investment Income
Dividends	$524	$1,799	$1,029
Expense
Mortality and expense risk and administrative charges	1,161	1,617	473
Net investment income (loss)	(637)	182	556
Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	850	2,079	409
Capital gain distribution	—	3,971	—
Net realized gain (loss) on investments	850	6,050	409
Net unrealized appreciation (depreciation) on investments during the period	14,310	17,572	8,773
Net realized and unrealized gain (loss) on investments	15,160	23,622	9,182
Net Increase (Decrease) in Net Assets resulting from Operations	$14,523	$23,804	$9,738
	Goldman Sachs Structured Small Cap Equity SC	Goldman Sachs Structured US Equity SC	Goldman Sachs VIT Growth Opportunities SC
Investment Income
Dividends	$207	$12	$—
Expense
Mortality and expense risk and administrative charges	187	10	703
Net investment income (loss)	20	2	(703)
Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	1,337	21	524
Capital gain distribution	—	—	5,479
Net realized gain (loss) on investments	1,337	21	6,003
Net unrealized appreciation (depreciation) on investments during the period	1,196	74	4,820
Net realized and unrealized gain (loss) on investments	2,533	95	10,823
Net Increase (Decrease) in Net Assets resulting from Operations	$2,553	$97	$10,120

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS, CONTINUED
Year Ended December 31, 2012
(in thousands)

	Goldman Sachs Mid Cap Value SC	Calvert VP SRI Balanced	MFS Growth Series IC
Investment Income
Dividends	$817	$21	$—
Expense
Mortality and expense risk and administrative charges	777	26	70
Net investment income (loss)	40	(5)	(70)
Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	159	(20)	278
Capital gain distribution	—	—	—
Net realized gain (loss) on investments	159	(20)	278
Net unrealized appreciation (depreciation) on investments during the period	9,306	194	541
Net realized and unrealized gain (loss) on investments	9,465	174	819
Net Increase (Decrease) in Net Assets resulting from Operations	$9,505	$169	$749
	MFS Research IC	MFS Investors Trust IC	MFS Total Return IC
Investment Income
Dividends	$60	$78	$973
Expense
Mortality and expense risk and administrative charges	104	123	459
Net investment income (loss)	(44)	(45)	514
Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	296	186	557
Capital gain distribution	—	—	—
Net realized gain (loss) on investments	296	186	557
Net unrealized appreciation (depreciation) on investments during the period	850	1,322	2,352
Net realized and unrealized gain (loss) on investments	1,146	1,508	2,909
Net Increase (Decrease) in Net Assets resulting from Operations	$1,102	$1,463	$3,423

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS, CONTINUED
Year Ended December 31, 2012
(in thousands)

	MFS New Discovery IC	MFS Utilities IC	MFS Investors Growth Stock IC
Investment Income
Dividends	$—	$347	$11
Expense
Mortality and expense risk and administrative charges	43	72	35
Net investment income (loss)	(43)	275	(24)
Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	14	148	(54)
Capital gain distribution	286	—	120
Net realized gain (loss) on investments	300	148	66
Net unrealized appreciation (depreciation) on investments during the period	291	182	332
Net realized and unrealized gain (loss) on investments	591	330	398
Net Increase (Decrease) in Net Assets resulting from Operations	$548	$605	$374
	MFS Growth Series SC	MFS Research SC	MFS Investors Trust SC
Investment Income
Dividends	$—	$26	$449
Expense
Mortality and expense risk and administrative charges	328	48	704
Net investment income (loss)	(328)	(22)	(255)
Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	159	85	359
Capital gain distribution	—	—	—
Net realized gain (loss) on investments	159	85	359
Net unrealized appreciation (depreciation) on investments during the period	3,864	513	8,328
Net realized and unrealized gain (loss) on investments	4,023	598	8,687
Net Increase (Decrease) in Net Assets resulting from Operations	$3,695	$576	$8,432

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS, CONTINUED
Year Ended December 31, 2012
(in thousands)

	MFS Total Return SC	MFS New Discovery SC	MFS Utilities SC
Investment Income
Dividends	$2,155	$—	$2,885
Expense
Mortality and expense risk and administrative charges	871	909	514
Net investment income (loss)	1,284	(909)	2,371
Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	(33)	331	293
Capital gain distribution	—	8,133	—
Net realized gain (loss) on investments	(33)	8,464	293
Net unrealized appreciation (depreciation) on investments during the period	6,616	5,787	2,293
Net realized and unrealized gain (loss) on investments	6,583	14,251	2,586
Net Increase (Decrease) in Net Assets resulting from Operations	$7,867	$13,342	$4,957
	MFS Investors Growth Stock SC	MFS VIT Research Bond SC	MFS VIT Value SC
Investment Income
Dividends	$136	$10,304	$3,345
Expense
Mortality and expense risk and administrative charges	538	4,084	2,481
Net investment income (loss)	(402)	6,220	864
Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	2,054	152	443
Capital gain distribution	2,991	2,594	1,778
Net realized gain (loss) on investments	5,045	2,746	2,221
Net unrealized appreciation (depreciation) on investments during the period	4,280	11,583	25,473
Net realized and unrealized gain (loss) on investments	9,325	14,329	27,694
Net Increase (Decrease) in Net Assets resulting from Operations	$8,923	$20,549	$28,558
The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS, CONTINUED
Year Ended December 31, 2012
(in thousands)

	MFS VIT II Emerging Markets Equity SC	MFS VIT II International Value SC	Oppenheimer Money Fund/VA
Investment Income
Dividends	$5	$100	$9
Expense
Mortality and expense risk and administrative charges	7	72	1,010
Net investment income (loss)	(2)	28	(1,001)
Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	1	—	—
Capital gain distribution	22	—	—
Net realized gain (loss) on investments	23	—	—
Net unrealized appreciation (depreciation) on investments during the period	129	1,248	—
Net realized and unrealized gain (loss) on investments	152	1,248	—
Net Increase (Decrease) in Net Assets resulting from Operations	$150	$1,276	$(1,001)
	Oppenheimer Small & Mid Cap Fund/VA	Oppenheimer Capital Appreciation Fund/VA	Oppenheimer Main Street Fund/VA
Investment Income
Dividends	$—	$66	$119
Expense
Mortality and expense risk and administrative charges	43	134	168
Net investment income (loss)	(43)	(68)	(49)
Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	(16)	321	73
Capital gain distribution	—	—	—
Net realized gain (loss) on investments	(16)	321	73
Net unrealized appreciation (depreciation) on investments during the period	477	959	1,770
Net realized and unrealized gain (loss) on investments	461	1,280	1,843
Net Increase (Decrease) in Net Assets resulting from Operations	$418	$1,212	$1,794

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS, CONTINUED
Year Ended December 31, 2012
(in thousands)

	Oppenheimer Global Strategic Income Fund/VA	Oppenheimer Global Securites Fund/VA	Oppenheimer High Income Fund/VA
Investment Income
Dividends	$1,277	$250	$221
Expense
Mortality and expense risk and administrative charges	299	150	14
Net investment income (loss)	978	100	207
Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	588	229	(4,815)
Capital gain distribution	236	—	—
Net realized gain (loss) on investments	824	229	(4,815)
Net unrealized appreciation (depreciation) on investments during the period	699	1,773	4,755
Net realized and unrealized gain (loss) on investments	1,523	2,002	(60)
Net Increase (Decrease) in Net Assets resulting from Operations	$2,501	$2,102	$147
	Oppenheimer Small & Mid Cap Fund/VA SC	Oppenheimer Capital Appreciation Fund/VA SC	Oppenheimer Main Street Fund/VA SC
Investment Income
Dividends	$—	$133	$70
Expense
Mortality and expense risk and administrative charges	10	297	131
Net investment income (loss)	(10)	(164)	(61)
Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	70	1,303	92
Capital gain distribution	—	—	—
Net realized gain (loss) on investments	70	1,303	92
Net unrealized appreciation (depreciation) on investments during the period	77	2,934	1,416
Net realized and unrealized gain (loss) on investments	147	4,237	1,508
Net Increase (Decrease) in Net Assets resulting from Operations	$137	$4,073	$1,447

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS, CONTINUED
Year Ended December 31, 2012
(in thousands)

	Oppenheimer Global Strategic Income Fund/VA SC	Oppenheimer Global Securites Fund/VA SC	Oppenheimer High Income Fund/VA SC
Investment Income
Dividends	$16,745	$5,165	$255
Expense
Mortality and expense risk and administrative charges	3,275	2,984	13
Net investment income (loss)	13,470	2,181	242
Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	823	1,111	(3,117)
Capital gain distribution	3,225	—	—
Net realized gain (loss) on investments	4,048	1,111	(3,117)
Net unrealized appreciation (depreciation) on investments during the period	15,559	46,013	3,049
Net realized and unrealized gain (loss) on investments	19,607	47,124	(68)
Net Increase (Decrease) in Net Assets resulting from Operations	$33,077	$49,305	$174
	Van Eck Global Hard Asset	Invesco Van Kampen VI American Franchise	Invesco Van Kampen VI Comstock
Investment Income
Dividends	$2	$—	$681
Expense
Mortality and expense risk and administrative charges	5	82	499
Net investment income (loss)	(3)	(82)	182
Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	20	(334)	539
Capital gain distribution	26	—	—
Net realized gain (loss) on investments	46	(334)	539
Net unrealized appreciation (depreciation) on investments during the period	(37)	1,207	6,018
Net realized and unrealized gain (loss) on investments	9	873	6,557
Net Increase (Decrease) in Net Assets resulting from Operations	$6	$791	$6,739

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS, CONTINUED
Year Ended December 31, 2012
(in thousands)

	Invesco Van Kampen VI Growth & Income	Invesco Van Kampen VI Mid-Cap Growth II	Invesco Van Kampen VI Equity and Income II
Investment Income
Dividends	$663	$—	$2,994
Expense
Mortality and expense risk and administrative charges	553	341	1,696
Net investment income (loss)	110	(341)	1,298
Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	1,292	256	1,694
Capital gain distribution	—	1,505	—
Net realized gain (loss) on investments	1,292	1,761	1,694
Net unrealized appreciation (depreciation) on investments during the period	4,258	1,678	13,506
Net realized and unrealized gain (loss) on investments	5,550	3,439	15,200
Net Increase (Decrease) in Net Assets resulting from Operations	$5,660	$3,098	$16,498
	Invesco Van Kampen VI American Franchise II	Invesco Van Kampen VI Comstock II	Invesco Van Kampen VI Growth & Income II
Investment Income
Dividends	$—	$2,728	$4,942
Expense
Mortality and expense risk and administrative charges	39	1,796	3,857
Net investment income (loss)	(39)	932	1,085
Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	215	(230)	2,764
Capital gain distribution	—	—	—
Net realized gain (loss) on investments	215	(230)	2,764
Net unrealized appreciation (depreciation) on investments during the period	286	27,689	36,301
Net realized and unrealized gain (loss) on investments	501	27,459	39,065
Net Increase (Decrease) in Net Assets resulting from Operations	$462	$28,391	$40,150

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS, CONTINUED
Year Ended December 31, 2012
(in thousands)

	Invesco Van Kampen VI American Value II	Invesco VI Balanced Risk Allocation II	Invesco VI Government Securities II
Investment Income
Dividends	$73	$162	$3,284
Expense
Mortality and expense risk and administrative charges	78	199	966
Net investment income (loss)	(5)	(37)	2,318
Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	84	63	604
Capital gain distribution	—	74	—
Net realized gain (loss) on investments	84	137	604
Net unrealized appreciation (depreciation) on investments during the period	888	950	(1,422)
Net realized and unrealized gain (loss) on investments	972	1,087	(818)
Net Increase (Decrease) in Net Assets resulting from Operations	$967	$1,050	$1,500
	Invesco VI International Growth II	Invesco VI Global Real Estate II	Invesco VI Small Cap Equity II
Investment Income
Dividends	$226	$6	$—
Expense
Mortality and expense risk and administrative charges	115	10	9
Net investment income (loss)	111	(4)	(9)
Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	(19)	(1)	—
Capital gain distribution	—	—	—
Net realized gain (loss) on investments	(19)	(1)	—
Net unrealized appreciation (depreciation) on investments during the period	1,899	172	160
Net realized and unrealized gain (loss) on investments	1,880	171	160
Net Increase (Decrease) in Net Assets resulting from Operations	$1,991	$167	$151

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS, CONTINUED
Year Ended December 31, 2012
(in thousands)

	UIF Global Real Estate II	Lord Abbett Growth & Income	Lord Abbett Bond Debenture
Investment Income
Dividends	$53	$1,138	$22,793
Expense
Mortality and expense risk and administrative charges	126	1,295	4,082
Net investment income (loss)	(73)	(157)	18,711
Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	84	509	1,978
Capital gain distribution	—	—	5,083
Net realized gain (loss) on investments	84	509	7,061
Net unrealized appreciation (depreciation) on investments during the period	2,266	12,075	10,950
Net realized and unrealized gain (loss) on investments	2,350	12,584	18,011
Net Increase (Decrease) in Net Assets resulting from Operations	$2,277	$12,427	$36,722
	Lord Abbett Mid Cap Stock	Lord Abbett Growth Opportunities	Lord Abbett Calibrated Dividend Growth
Investment Income
Dividends	$542	$—	$1,380
Expense
Mortality and expense risk and administrative charges	836	251	457
Net investment income (loss)	(294)	(251)	923
Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	1,336	434	52
Capital gain distribution	—	1,493	—
Net realized gain (loss) on investments	1,336	1,927	52
Net unrealized appreciation (depreciation) on investments during the period	9,793	1,699	4,295
Net realized and unrealized gain (loss) on investments	11,129	3,626	4,347
Net Increase (Decrease) in Net Assets resulting from Operations	$10,835	$3,375	$5,270

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS, CONTINUED
Year Ended December 31, 2012
(in thousands)

	Lord Abbett International Opportunities	Lord Abbett Classic Stock	Lord Abbett Series Fundamental Equity VC
Investment Income
Dividends	$545	$171	$735
Expense
Mortality and expense risk and administrative charges	255	146	1,239
Net investment income (loss)	290	25	(504)
Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	436	121	125
Capital gain distribution	458	—	2,028
Net realized gain (loss) on investments	894	121	2,153
Net unrealized appreciation (depreciation) on investments during the period	3,590	1,323	6,660
Net realized and unrealized gain (loss) on investments	4,484	1,444	8,813
Net Increase (Decrease) in Net Assets resulting from Operations	$4,774	$1,469	$8,309
	Fidelity Index 500 Portfolio SC2	Fidelity Growth Portfolio SC2	Fidelity Contrafund Portfolio SC2
Investment Income
Dividends	$865	$10	$1,872
Expense
Mortality and expense risk and administrative charges	500	29	1,601
Net investment income (loss)	365	(19)	271
Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	248	90	2,598
Capital gain distribution	501	—	—
Net realized gain (loss) on investments	749	90	2,598
Net unrealized appreciation (depreciation) on investments during the period	4,161	272	16,005
Net realized and unrealized gain (loss) on investments	4,910	362	18,603
Net Increase (Decrease) in Net Assets resulting from Operations	$5,275	$343	$18,874

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS, CONTINUED
Year Ended December 31, 2012
(in thousands)

	Fidelity Mid Cap SC2	Fidelity Equity Income SC2	Fidelity Investment Grade Bonds SC2
Investment Income
Dividends	$736	$279	$2,792
Expense
Mortality and expense risk and administrative charges	1,599	105	1,327
Net investment income (loss)	(863)	174	1,465
Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	507	75	213
Capital gain distribution	15,417	633	3,326
Net realized gain (loss) on investments	15,924	708	3,539
Net unrealized appreciation (depreciation) on investments during the period	871	583	(258)
Net realized and unrealized gain (loss) on investments	16,795	1,291	3,281
Net Increase (Decrease) in Net Assets resulting from Operations	$15,932	$1,465	$4,746
	Fidelity Freedom Fund - 2015 Maturity SC2	Fidelity Freedom Fund - 2020 Maturity SC2	Franklin Flex Cap Growth Securities
Investment Income
Dividends	$17	$32	$—
Expense
Mortality and expense risk and administrative charges	12	20	154
Net investment income (loss)	5	12	(154)
Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	6	11	125
Capital gain distribution	18	21	—
Net realized gain (loss) on investments	24	32	125
Net unrealized appreciation (depreciation) on investments during the period	73	150	969
Net realized and unrealized gain (loss) on investments	97	182	1,094
Net Increase (Decrease) in Net Assets resulting from Operations	$102	$194	$940

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS, CONTINUED
Year Ended December 31, 2012
(in thousands)

	Franklin Income Securities	Franklin Rising Dividend Securities	Franklin Small-Mid Cap Growth Securities
Investment Income
Dividends	$10,760	$3,511	$—
Expense
Mortality and expense risk and administrative charges	1,804	2,420	197
Net investment income (loss)	8,956	1,091	(197)
Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	2,127	3,707	175
Capital gain distribution	—	—	1,159
Net realized gain (loss) on investments	2,127	3,707	1,334
Net unrealized appreciation (depreciation) on investments during the period	7,228	17,888	292
Net realized and unrealized gain (loss) on investments	9,355	21,595	1,626
Net Increase (Decrease) in Net Assets resulting from Operations	$18,311	$22,686	$1,429
	Franklin Small Cap Value Securities CL 2	Franklin US Government Fund	Templeton Growth Securities
Investment Income
Dividends	$295	$8,777	$2,915
Expense
Mortality and expense risk and administrative charges	430	3,820	1,459
Net investment income (loss)	(135)	4,957	1,456
Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	273	89	(478)
Capital gain distribution	—	—	—
Net realized gain (loss) on investments	273	89	(478)
Net unrealized appreciation (depreciation) on investments during the period	6,050	(2,885)	24,877
Net realized and unrealized gain (loss) on investments	6,323	(2,796)	24,399
Net Increase (Decrease) in Net Assets resulting from Operations	$6,188	$2,161	$25,855

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS, CONTINUED
Year Ended December 31, 2012
(in thousands)

	Templeton Foreign Securities	Templeton Global Bond Securities Fund II	Templeton Developing Markets Sec CL2
Investment Income
Dividends	$3,237	$10,808	$2
Expense
Mortality and expense risk and administrative charges	1,099	2,123	8
Net investment income (loss)	2,138	8,685	(6)
Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	739	591	—
Capital gain distribution	—	271	—
Net realized gain (loss) on investments	739	862	—
Net unrealized appreciation (depreciation) on investments during the period	14,562	12,752	168
Net realized and unrealized gain (loss) on investments	15,301	13,614	168
Net Increase (Decrease) in Net Assets resulting from Operations	$17,439	$22,299	$162
	Mutual Shares Securities	American Asset Allocation Fund Class 2	Legg Mason ClearBridge Variable Mid Cap Core II
Investment Income
Dividends	$10,270	$1,205	$232
Expense
Mortality and expense risk and administrative charges	5,156	612	329
Net investment income (loss)	5,114	593	(97)
Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	3,727	1,138	123
Capital gain distribution	—	—	652
Net realized gain (loss) on investments	3,727	1,138	775
Net unrealized appreciation (depreciation) on investments during the period	47,170	6,842	2,959
Net realized and unrealized gain (loss) on investments	50,897	7,980	3,734
Net Increase (Decrease) in Net Assets resulting from Operations	$56,011	$8,573	$3,637

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS, CONTINUED
Year Ended December 31, 2012
(in thousands)

	Legg Mason ClearBridge Variable Small Cap Growth II	Legg Mason Dynamic Multi-Strategy VIT Portfolio II	PIMCO VIT Long-Term US Government Advisor
Investment Income
Dividends	$5	$83	$199
Expense
Mortality and expense risk and administrative charges	39	21	124
Net investment income (loss)	(34)	62	75
Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	16	—	31
Capital gain distribution	179	—	1,206
Net realized gain (loss) on investments	195	—	1,237
Net unrealized appreciation (depreciation) on investments during the period	269	62	(1,082)
Net realized and unrealized gain (loss) on investments	464	62	155
Net Increase (Decrease) in Net Assets resulting from Operations	$430	$124	$230
	PIMCO VIT Low Duration Advisor	PIMCO VIT Real Return Advisor	PIMCO VIT Short-Term Advisor
Investment Income
Dividends	$969	$1,763	$283
Expense
Mortality and expense risk and administrative charges	705	2,338	469
Net investment income (loss)	264	(575)	(186)
Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	45	205	18
Capital gain distribution	—	12,408	85
Net realized gain (loss) on investments	45	12,613	103
Net unrealized appreciation (depreciation) on investments during the period	1,884	188	516
Net realized and unrealized gain (loss) on investments	1,929	12,801	619
Net Increase (Decrease) in Net Assets resulting from Operations	$2,193	$12,226	$433

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS, CONTINUED
Year Ended December 31, 2012
(in thousands)

	PIMCO VIT Total Return Advisor	PIMCO VIT All Asset Advisor	Royce Capital Fund Micro-Cap SC
Investment Income
Dividends	$14,044	$111	$—
Expense
Mortality and expense risk and administrative charges	6,677	13	202
Net investment income (loss)	7,367	98	(202)
Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	214	—	40
Capital gain distribution	12,782	—	462
Net realized gain (loss) on investments	12,996	—	502
Net unrealized appreciation (depreciation) on investments during the period	22,596	21	712
Net realized and unrealized gain (loss) on investments	35,592	21	1,214
Net Increase (Decrease) in Net Assets resulting from Operations	$42,959	$119	$1,012

Royce Capital Fund Small-Cap SC
Investment Income
Dividends	$36
Expense
Mortality and expense risk and administrative charges	1,194
Net investment income (loss)	(1,158)
Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	223
Capital gain distribution	3,235
Net realized gain (loss) on investments	3,458
Net unrealized appreciation (depreciation) on investments during the period	7,475
Net realized and unrealized gain (loss) on investments	10,933
Net Increase (Decrease) in Net Assets resulting from Operations	$9,775

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
Year Ended December 31, 2012
(in thousands)

	Goldman Sachs Large Cap Value	Goldman Sachs Strategic International Equity	Goldman Sachs Structured US Equity
From Operations
Net investment income (loss)	$116	$441	$141
Net realized gain (loss) on investments	1,989	(2,458)	1,428
Net unrealized appreciation (depreciation) of investments during the period	9,498	10,321	3,018
Net increase (decrease) in net assets resulting from operations	11,603	8,304	4,587
From Variable Annuity Contract Transactions
Contractowners' net payments	185	69	73
Contract maintenance fees	(112)	(158)	(30)
Surrenders	(10,224)	(5,797)	(4,634)
Death benefits	(2,476)	(974)	(1,036)
Transfer (to) from other portfolios	(3,631)	(1,331)	(1,597)
Net increase (decrease) in net assets resulting from variable annuity contract transactions	(16,258)	(8,191)	(7,224)
Total increase (decrease) in net assets	(4,655)	113	(2,637)
Net Assets
Beginning of Year	71,380	45,166	37,339
End of Year	$66,725	$45,279	$34,702
	Goldman Sachs Structured Small Cap Equity	Goldman Sachs Strategic Growth	Goldman Sachs Mid Cap Value
From Operations
Net investment income (loss)	$(37)	$(205)	$10
Net realized gain (loss) on investments	77	2,447	(342)
Net unrealized appreciation (depreciation) of investments during the period	3,885	5,166	2,158
Net increase (decrease) in net assets resulting from operations	3,925	7,408	1,826
From Variable Annuity Contract Transactions
Contractowners' net payments	54	204	32
Contract maintenance fees	(70)	(81)	(13)
Surrenders	(4,395)	(6,120)	(2,557)
Death benefits	(665)	(878)	(125)
Transfer (to) from other portfolios	(1,897)	(2,914)	(459)
Net increase (decrease) in net assets resulting from variable annuity contract transactions	(6,973)	(9,789)	(3,122)
Total increase (decrease) in net assets	(3,048)	(2,381)	(1,296)
Net Assets
Beginning of Year	35,850	42,343	11,673
End of Year	$32,802	$39,962	$10,377

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2012
(in thousands)

	Goldman Sachs Strategic Growth SC	Goldman Sachs Large Cap Value Fund SC	Goldman Sachs Strategic International Equity SC
From Operations
Net investment income (loss)	$(637)	$182	$556
Net realized gain (loss) on investments	850	6,050	409
Net unrealized appreciation (depreciation) of investments during the period	14,310	17,572	8,773
Net increase (decrease) in net assets resulting from operations	14,523	23,804	9,738
From Variable Annuity Contract Transactions
Contractowners' net payments	25,773	12,268	1,075
Contract maintenance fees	(801)	(1,389)	(518)
Surrenders	(3,294)	(6,259)	(3,050)
Death benefits	(622)	(992)	(322)
Transfer (to) from other portfolios	10,710	6,704	823
Net increase (decrease) in net assets resulting from variable annuity contract transactions	31,766	10,332	(1,992)
Total increase (decrease) in net assets	46,289	34,136	7,746
Net Assets
Beginning of Year	72,429	128,115	49,408
End of Year	$118,718	$162,251	$57,154
	Goldman Sachs Structured Small Cap Equity SC	Goldman Sachs Structured US Equity SC	Goldman Sachs VIT Growth Opportunities SC
From Operations
Net investment income (loss)	$20	$2	$(703)
Net realized gain (loss) on investments	1,337	21	6,003
Net unrealized appreciation (depreciation) of investments during the period	1,196	74	4,820
Net increase (decrease) in net assets resulting from operations	2,553	97	10,120
From Variable Annuity Contract Transactions
Contractowners' net payments	25	1	1,974
Contract maintenance fees	(220)	(7)	(449)
Surrenders	(1,382)	(51)	(1,943)
Death benefits	(199)	(22)	(559)
Transfer (to) from other portfolios	(1,167)	(29)	654
Net increase (decrease) in net assets resulting from variable annuity contract transactions	(2,943)	(108)	(323)
Total increase (decrease) in net assets	(390)	(11)	9,797
Net Assets
Beginning of Year	22,611	786	55,346
End of Year	$22,221	$775	$65,143

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2012
(in thousands)

	Goldman Sachs Mid Cap Value SC	Calvert VP SRI Balanced	MFS Growth Series IC
From Operations
Net investment income (loss)	$40	$(5)	$(70)
Net realized gain (loss) on investments	159	(20)	278
Net unrealized appreciation (depreciation) of investments during the period	9,306	194	541
Net increase (decrease) in net assets resulting from operations	9,505	169	749
From Variable Annuity Contract Transactions
Contractowners' net payments	25,787	2	25
Contract maintenance fees	(584)	(2)	(6)
Surrenders	(1,766)	(344)	(704)
Death benefits	(333)	(29)	(129)
Transfer (to) from other portfolios	15,225	(34)	(99)
Net increase (decrease) in net assets resulting from variable annuity contract transactions	38,329	(407)	(913)
Total increase (decrease) in net assets	47,834	(238)	(164)
Net Assets
Beginning of Year	42,503	1,948	4,957
End of Year	$90,337	$1,710	$4,793
	MFS Research IC	MFS Investors Trust IC	MFS Total Return IC
From Operations
Net investment income (loss)	$(44)	$(45)	$514
Net realized gain (loss) on investments	296	186	557
Net unrealized appreciation (depreciation) of investments during the period	850	1,322	2,352
Net increase (decrease) in net assets resulting from operations	1,102	1,463	3,423
From Variable Annuity Contract Transactions
Contractowners' net payments	8	67	100
Contract maintenance fees	(7)	(7)	(18)
Surrenders	(1,056)	(1,209)	(5,631)
Death benefits	(148)	(314)	(1,073)
Transfer (to) from other portfolios	(442)	(144)	(608)
Net increase (decrease) in net assets resulting from variable annuity contract transactions	(1,645)	(1,607)	(7,230)
Total increase (decrease) in net assets	(543)	(144)	(3,807)
Net Assets
Beginning of Year	7,498	8,958	37,517
End of Year	$6,955	$8,814	$33,710

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2012
(in thousands)

	MFS New Discovery IC	MFS Utilities IC	MFS Investors Growth Stock IC
From Operations
Net investment income (loss)	$(43)	$275	$(24)
Net realized gain (loss) on investments	300	148	66
Net unrealized appreciation (depreciation) of investments during the period	291	182	332
Net increase (decrease) in net assets resulting from operations	548	605	374
From Variable Annuity Contract Transactions
Contractowners' net payments	7	6	19
Contract maintenance fees	(2)	(2)	(2)
Surrenders	(334)	(893)	(366)
Death benefits	(51)	(152)	(34)
Transfer (to) from other portfolios	(329)	(273)	(130)
Net increase (decrease) in net assets resulting from variable annuity contract transactions	(709)	(1,314)	(513)
Total increase (decrease) in net assets	(161)	(709)	(139)
Net Assets
Beginning of Year	2,938	5,840	2,612
End of Year	$2,777	$5,131	$2,473
	MFS Growth Series SC	MFS Research SC	MFS Investors Trust SC
From Operations
Net investment income (loss)	$(328)	$(22)	$(255)
Net realized gain (loss) on investments	159	85	359
Net unrealized appreciation (depreciation) of investments during the period	3,864	513	8,328
Net increase (decrease) in net assets resulting from operations	3,695	576	8,432
From Variable Annuity Contract Transactions
Contractowners' net payments	19,557	733	31,006
Contract maintenance fees	(271)	(22)	(543)
Surrenders	(1,201)	(352)	(2,038)
Death benefits	(250)	(97)	(410)
Transfer (to) from other portfolios	14,875	879	15,628
Net increase (decrease) in net assets resulting from variable annuity contract transactions	32,710	1,141	43,643
Total increase (decrease) in net assets	36,405	1,717	52,075
Net Assets
Beginning of Year	15,716	3,279	36,771
End of Year	$52,121	$4,996	$88,846

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2012
(in thousands)

	MFS Total Return SC	MFS New Discovery SC	MFS Utilities SC
From Operations
Net investment income (loss)	$1,284	$(909)	$2,371
Net realized gain (loss) on investments	(33)	8,464	293
Net unrealized appreciation (depreciation) of investments during the period	6,616	5,787	2,293
Net increase (decrease) in net assets resulting from operations	7,867	13,342	4,957
From Variable Annuity Contract Transactions
Contractowners' net payments	7,989	21,488	12,921
Contract maintenance fees	(373)	(715)	(320)
Surrenders	(8,894)	(3,019)	(3,013)
Death benefits	(1,204)	(487)	(337)
Transfer (to) from other portfolios	4,042	12,775	6,550
Net increase (decrease) in net assets resulting from variable annuity contract transactions	1,560	30,042	15,801
Total increase (decrease) in net assets	9,427	43,384	20,758
Net Assets
Beginning of Year	80,275	59,039	34,035
End of Year	$89,702	$102,423	$54,793
	MFS Investors Growth Stock SC	MFS VIT Research Bond SC	MFS VIT Value SC
From Operations
Net investment income (loss)	$(402)	$6,220	$864
Net realized gain (loss) on investments	5,045	2,746	2,221
Net unrealized appreciation (depreciation) of investments during the period	4,280	11,583	25,473
Net increase (decrease) in net assets resulting from operations	8,923	20,549	28,558
From Variable Annuity Contract Transactions
Contractowners' net payments	1,838	93,758	69,621
Contract maintenance fees	(562)	(3,187)	(1,916)
Surrenders	(4,310)	(13,187)	(7,224)
Death benefits	(507)	(2,914)	(1,713)
Transfer (to) from other portfolios	(1,572)	106,579	50,214
Net increase (decrease) in net assets resulting from variable annuity contract transactions	(5,113)	181,049	108,982
Total increase (decrease) in net assets	3,810	201,598	137,540
Net Assets
Beginning of Year	58,494	275,699	162,861
End of Year	$62,304	$477,297	$300,401

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2012
(in thousands)

	MFS VIT II Emerging Markets Equity SC	MFS VIT II International Value SC	Oppenheimer Money Fund/VA
From Operations
Net investment income (loss)	$(2)	$28	$(1,001)
Net realized gain (loss) on investments	23	—	—
Net unrealized appreciation (depreciation) of investments during the period	129	1,248	—
Net increase (decrease) in net assets resulting from operations	150	1,276	(1,001)
From Variable Annuity Contract Transactions
Contractowners' net payments	2,021	20,413	21,667
Contract maintenance fees	(6)	(116)	(575)
Surrenders	(54)	(215)	(31,405)
Death benefits	—	(16)	(3,626)
Transfer (to) from other portfolios	258	8,799	37,199
Net increase (decrease) in net assets resulting from variable annuity contract transactions	2,219	28,865	23,260
Total increase (decrease) in net assets	2,369	30,141	22,259
Net Assets
Beginning of Year	—	—	75,329
End of Year	$2,369	$30,141	$97,588
	Oppenheimer Small & Mid Cap Fund/VA	Oppenheimer Capital Appreciation Fund/VA	Oppenheimer Main Street Fund/VA
From Operations
Net investment income (loss)	$(43)	$(68)	$(49)
Net realized gain (loss) on investments	(16)	321	73
Net unrealized appreciation (depreciation) of investments during the period	477	959	1,770
Net increase (decrease) in net assets resulting from operations	418	1,212	1,794
From Variable Annuity Contract Transactions
Contractowners' net payments	9	36	55
Contract maintenance fees	(3)	(8)	(8)
Surrenders	(320)	(1,375)	(1,804)
Death benefits	(50)	(184)	(414)
Transfer (to) from other portfolios	(101)	(579)	(203)
Net increase (decrease) in net assets resulting from variable annuity contract transactions	(465)	(2,110)	(2,374)
Total increase (decrease) in net assets	(47)	(898)	(580)
Net Assets
Beginning of Year	2,878	10,037	12,467
End of Year	$2,831	$9,139	$11,887

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2012
(in thousands)

	Oppenheimer Global Strategic Income Fund/VA	Oppenheimer Global Securites Fund/VA	Oppenheimer High Income Fund/VA
From Operations
Net investment income (loss)	$978	$100	$207
Net realized gain (loss) on investments	824	229	(4,815)
Net unrealized appreciation (depreciation) of investments during the period	699	1,773	4,755
Net increase (decrease) in net assets resulting from operations	2,501	2,102	147
From Variable Annuity Contract Transactions
Contractowners' net payments	53	37	8
Contract maintenance fees	(13)	(5)	(1)
Surrenders	(3,596)	(2,164)	(168)
Death benefits	(820)	(195)	(20)
Transfer (to) from other portfolios	896	(285)	(1,304)
Net increase (decrease) in net assets resulting from variable annuity contract transactions	(3,480)	(2,612)	(1,485)
Total increase (decrease) in net assets	(979)	(510)	(1,338)
Net Assets
Beginning of Year	22,886	11,939	1,338
End of Year	$21,907	$11,429	$—
	Oppenheimer Small & Mid Cap Fund/VA SC	Oppenheimer Capital Appreciation Fund/VA SC	Oppenheimer Main Street Fund/VA SC
From Operations
Net investment income (loss)	$(10)	$(164)	$(61)
Net realized gain (loss) on investments	70	1,303	92
Net unrealized appreciation (depreciation) of investments during the period	77	2,934	1,416
Net increase (decrease) in net assets resulting from operations	137	4,073	1,447
From Variable Annuity Contract Transactions
Contractowners' net payments	3	1,222	1,900
Contract maintenance fees	(4)	(290)	(77)
Surrenders	(184)	(2,301)	(578)
Death benefits	—	(204)	(27)
Transfer (to) from other portfolios	(27)	(679)	1,178
Net increase (decrease) in net assets resulting from variable annuity contract transactions	(212)	(2,252)	2,396
Total increase (decrease) in net assets	(75)	1,821	3,843
Net Assets
Beginning of Year	951	32,178	9,079
End of Year	$876	$33,999	$12,922

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2012
(in thousands)

	Oppenheimer Global Strategic Income Fund/VA SC	Oppenheimer Global Securites Fund/VA SC	Oppenheimer High Income Fund/VA SC
From Operations
Net investment income (loss)	$13,470	$2,181	$242
Net realized gain (loss) on investments	4,048	1,111	(3,117)
Net unrealized appreciation (depreciation) of investments during the period	15,559	46,013	3,049
Net increase (decrease) in net assets resulting from operations	33,077	49,305	174
From Variable Annuity Contract Transactions
Contractowners' net payments	52,785	41,488	1
Contract maintenance fees	(2,519)	(2,096)	(4)
Surrenders	(14,221)	(10,929)	(249)
Death benefits	(2,358)	(1,956)	(29)
Transfer (to) from other portfolios	43,451	44,524	(1,448)
Net increase (decrease) in net assets resulting from variable annuity contract transactions	77,138	71,031	(1,729)
Total increase (decrease) in net assets	110,215	120,336	(1,555)
Net Assets
Beginning of Year	244,206	205,559	1,555
End of Year	$354,421	$325,895	$—
	Van Eck Global Hard Asset	Invesco Van Kampen VI American Franchise	Invesco Van Kampen VI Comstock
From Operations
Net investment income (loss)	$(3)	$(82)	$182
Net realized gain (loss) on investments	46	(334)	539
Net unrealized appreciation (depreciation) of investments during the period	(37)	1,207	6,018
Net increase (decrease) in net assets resulting from operations	6	791	6,739
From Variable Annuity Contract Transactions
Contractowners' net payments	—	20	118
Contract maintenance fees	—	(4)	(21)
Surrenders	(37)	(876)	(6,328)
Death benefits	—	(140)	(1,161)
Transfer (to) from other portfolios	37	(313)	(2,009)
Net increase (decrease) in net assets resulting from variable annuity contract transactions	—	(1,313)	(9,401)
Total increase (decrease) in net assets	6	(522)	(2,662)
Net Assets
Beginning of Year	304	6,599	41,576
End of Year	$310	$6,077	$38,914

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2012
(in thousands)

	Invesco Van Kampen VI Growth & Income	Invesco Van Kampen VI Mid-Cap Growth II	Invesco Van Kampen VI Equity and Income II
From Operations
Net investment income (loss)	$110	$(341)	$1,298
Net realized gain (loss) on investments	1,292	1,761	1,694
Net unrealized appreciation (depreciation) of investments during the period	4,258	1,678	13,506
Net increase (decrease) in net assets resulting from operations	5,660	3,098	16,498
From Variable Annuity Contract Transactions
Contractowners' net payments	249	1,542	25,188
Contract maintenance fees	(21)	(213)	(848)
Surrenders	(6,624)	(1,838)	(14,476)
Death benefits	(1,188)	(175)	(2,259)
Transfer (to) from other portfolios	(1,231)	2,287	12,482
Net increase (decrease) in net assets resulting from variable annuity contract transactions	(8,815)	1,603	20,087
Total increase (decrease) in net assets	(3,155)	4,701	36,585
Net Assets
Beginning of Year	45,833	28,681	141,743
End of Year	$42,678	$33,382	$178,328
	Invesco Van Kampen VI American Franchise II	Invesco Van Kampen VI Comstock II	Invesco Van Kampen VI Growth & Income II
From Operations
Net investment income (loss)	$(39)	$932	$1,085
Net realized gain (loss) on investments	215	(230)	2,764
Net unrealized appreciation (depreciation) of investments during the period	286	27,689	36,301
Net increase (decrease) in net assets resulting from operations	462	28,391	40,150
From Variable Annuity Contract Transactions
Contractowners' net payments	4	10,536	84,142
Contract maintenance fees	(11)	(973)	(2,765)
Surrenders	(574)	(14,707)	(17,304)
Death benefits	(61)	(2,300)	(2,687)
Transfer (to) from other portfolios	(72)	10,085	50,151
Net increase (decrease) in net assets resulting from variable annuity contract transactions	(714)	2,641	111,537
Total increase (decrease) in net assets	(252)	31,032	151,687
Net Assets
Beginning of Year	3,856	156,807	272,251
End of Year	$3,604	$187,839	$423,938

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2012
(in thousands)
	Invesco Van Kampen VI American Value II	Invesco VI Balanced Risk Allocation II	Invesco VI Government Securities II
From Operations
Net investment income (loss)	$(5)	$(37)	$2,318
Net realized gain (loss) on investments	84	137	604
Net unrealized appreciation (depreciation) of investments during the period	888	950	(1,422)
Net increase (decrease) in net assets resulting from operations	967	1,050	1,500
From Variable Annuity Contract Transactions
Contractowners' net payments	11,741	17,262	1,731
Contract maintenance fees	(84)	(117)	(809)
Surrenders	(215)	(480)	(10,049)
Death benefits	(14)	(41)	(1,443)
Transfer (to) from other portfolios	5,392	9,125	5,387
Net increase (decrease) in net assets resulting from variable annuity contract transactions	16,820	25,749	(5,183)
Total increase (decrease) in net assets	17,787	26,799	(3,683)
Net Assets
Beginning of Year	2,171	6,410	112,899
End of Year	$19,958	$33,209	$109,216
	Invesco VI International Growth II	Invesco VI Global Real Estate II	Invesco VI Small Cap Equity II
From Operations
Net investment income (loss)	$111	$(4)	$(9)
Net realized gain (loss) on investments	(19)	(1)	—
Net unrealized appreciation (depreciation) of investments during the period	1,899	172	160
Net increase (decrease) in net assets resulting from operations	1,991	167	151
From Variable Annuity Contract Transactions
Contractowners' net payments	17,018	2,349	2,554
Contract maintenance fees	(117)	(7)	(12)
Surrenders	(634)	(11)	(11)
Death benefits	(69)	—	(1)
Transfer (to) from other portfolios	7,041	742	810
Net increase (decrease) in net assets resulting from variable annuity contract transactions	23,239	3,073	3,340
Total increase (decrease) in net assets	25,230	3,240	3,491
Net Assets
Beginning of Year	5,353	—	—
End of Year	$30,583	$3,240	$3,491

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2012
(in thousands)

	UIF Global Real Estate II	Lord Abbett Growth & Income	Lord Abbett Bond Debenture
From Operations
Net investment income (loss)	$(73)	$(157)	$18,711
Net realized gain (loss) on investments	84	509	7,061
Net unrealized appreciation (depreciation) of investments during the period	2,266	12,075	10,950
Net increase (decrease) in net assets resulting from operations	2,277	12,427	36,722
From Variable Annuity Contract Transactions
Contractowners' net payments	1,131	3,602	75,208
Contract maintenance fees	(71)	(434)	(2,518)
Surrenders	(392)	(14,195)	(23,283)
Death benefits	(76)	(2,249)	(3,759)
Transfer (to) from other portfolios	887	(74)	45,677
Net increase (decrease) in net assets resulting from variable annuity contract transactions	1,479	(13,350)	91,325
Total increase (decrease) in net assets	3,756	(923)	128,047
Net Assets
Beginning of Year	7,311	117,661	291,184
End of Year	$11,067	$116,738	$419,231
	Lord Abbett Mid Cap Stock	Lord Abbett Growth Opportunities	Lord Abbett Calibrated Dividend Growth
From Operations
Net investment income (loss)	$(294)	$(251)	$923
Net realized gain (loss) on investments	1,336	1,927	52
Net unrealized appreciation (depreciation) of investments during the period	9,793	1,699	4,295
Net increase (decrease) in net assets resulting from operations	10,835	3,375	5,270
From Variable Annuity Contract Transactions
Contractowners' net payments	1,448	927	1,480
Contract maintenance fees	(314)	(188)	(143)
Surrenders	(11,144)	(2,700)	(6,718)
Death benefits	(1,311)	(305)	(967)
Transfer (to) from other portfolios	(2,886)	35	(1,267)
Net increase (decrease) in net assets resulting from variable annuity contract transactions	(14,207)	(2,231)	(7,615)
Total increase (decrease) in net assets	(3,372)	1,144	(2,345)
Net Assets
Beginning of Year	86,373	25,880	48,403
End of Year	$83,001	$27,024	$46,058

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2012
(in thousands)

	Lord Abbett International Opportunities	Lord Abbett Classic Stock	Lord Abbett Series Fundamental Equity VC
From Operations
Net investment income (loss)	$290	$25	$(504)
Net realized gain (loss) on investments	894	121	2,153
Net unrealized appreciation (depreciation) of investments during the period	3,590	1,323	6,660
Net increase (decrease) in net assets resulting from operations	4,774	1,469	8,309
From Variable Annuity Contract Transactions
Contractowners' net payments	727	4,322	38,026
Contract maintenance fees	(247)	(102)	(909)
Surrenders	(1,649)	(721)	(3,470)
Death benefits	(271)	(41)	(728)
Transfer (to) from other portfolios	396	2,136	26,132
Net increase (decrease) in net assets resulting from variable annuity contract transactions	(1,044)	5,594	59,051
Total increase (decrease) in net assets	3,730	7,063	67,360
Net Assets
Beginning of Year	24,685	9,655	71,068
End of Year	$28,415	$16,718	$138,428
	Fidelity Index 500 Portfolio SC2	Fidelity Growth Portfolio SC2	Fidelity Contrafund Portfolio SC2
From Operations
Net investment income (loss)	$365	$(19)	$271
Net realized gain (loss) on investments	749	90	2,598
Net unrealized appreciation (depreciation) of investments during the period	4,161	272	16,005
Net increase (decrease) in net assets resulting from operations	5,275	343	18,874
From Variable Annuity Contract Transactions
Contractowners' net payments	9,768	1	31,870
Contract maintenance fees	(323)	(8)	(1,043)
Surrenders	(2,713)	(168)	(8,860)
Death benefits	(634)	(28)	(1,383)
Transfer (to) from other portfolios	1,703	(291)	12,725
Net increase (decrease) in net assets resulting from variable annuity contract transactions	7,801	(494)	33,309
Total increase (decrease) in net assets	13,076	(151)	52,183
Net Assets
Beginning of Year	34,615	2,727	119,890
End of Year	$47,691	$2,576	$172,073

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2012
(in thousands)

	Fidelity Mid Cap SC2	Fidelity Equity Income SC2	Fidelity Investment Grade Bonds SC2
From Operations
Net investment income (loss)	$(863)	$174	$1,465
Net realized gain (loss) on investments	15,924	708	3,539
Net unrealized appreciation (depreciation) of investments during the period	871	583	(258)
Net increase (decrease) in net assets resulting from operations	15,932	1,465	4,746
From Variable Annuity Contract Transactions
Contractowners' net payments	53,834	25	22,105
Contract maintenance fees	(1,169)	(53)	(901)
Surrenders	(6,653)	(803)	(6,154)
Death benefits	(949)	(244)	(1,218)
Transfer (to) from other portfolios	39,835	(467)	19,085
Net increase (decrease) in net assets resulting from variable annuity contract transactions	84,898	(1,542)	32,917
Total increase (decrease) in net assets	100,830	(77)	37,663
Net Assets
Beginning of Year	93,489	9,782	95,617
End of Year	$194,319	$9,705	$133,280
	Fidelity Freedom Fund - 2015 Maturity SC2	Fidelity Freedom Fund - 2020 Maturity SC2	Franklin Flex Cap Growth Securities
From Operations
Net investment income (loss)	$5	$12	$(154)
Net realized gain (loss) on investments	24	32	125
Net unrealized appreciation (depreciation) of investments during the period	73	150	969
Net increase (decrease) in net assets resulting from operations	102	194	940
From Variable Annuity Contract Transactions
Contractowners' net payments	1	4	2,019
Contract maintenance fees	(4)	(12)	(84)
Surrenders	(51)	(36)	(793)
Death benefits	(12)	—	(152)
Transfer (to) from other portfolios	(27)	(17)	1,756
Net increase (decrease) in net assets resulting from variable annuity contract transactions	(93)	(61)	2,746
Total increase (decrease) in net assets	9	133	3,686
Net Assets
Beginning of Year	996	1,670	11,462
End of Year	$1,005	$1,803	$15,148

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2012
(in thousands)

	Franklin Income Securities	Franklin Rising Dividend Securities	Franklin Small-Mid Cap Growth Securities
From Operations
Net investment income (loss)	$8,956	$1,091	$(197)
Net realized gain (loss) on investments	2,127	3,707	1,334
Net unrealized appreciation (depreciation) of investments during the period	7,228	17,888	292
Net increase (decrease) in net assets resulting from operations	18,311	22,686	1,429
From Variable Annuity Contract Transactions
Contractowners' net payments	28,320	45,980	2,424
Contract maintenance fees	(1,036)	(1,782)	(117)
Surrenders	(13,002)	(12,168)	(804)
Death benefits	(2,361)	(2,008)	(282)
Transfer (to) from other portfolios	12,587	27,846	1,604
Net increase (decrease) in net assets resulting from variable annuity contract transactions	24,508	57,868	2,825
Total increase (decrease) in net assets	42,819	80,554	4,254
Net Assets
Beginning of Year	150,680	185,418	14,220
End of Year	$193,499	$265,972	$18,474
	Franklin Small Cap Value Securities CL 2	Franklin US Government Fund	Templeton Growth Securities
From Operations
Net investment income (loss)	$(135)	$4,957	$1,456
Net realized gain (loss) on investments	273	89	(478)
Net unrealized appreciation (depreciation) of investments during the period	6,050	(2,885)	24,877
Net increase (decrease) in net assets resulting from operations	6,188	2,161	25,855
From Variable Annuity Contract Transactions
Contractowners' net payments	4,445	90,797	10,122
Contract maintenance fees	(291)	(2,927)	(954)
Surrenders	(1,124)	(15,359)	(7,232)
Death benefits	(250)	(3,359)	(1,232)
Transfer (to) from other portfolios	4,131	92,118	16,133
Net increase (decrease) in net assets resulting from variable annuity contract transactions	6,911	161,270	16,837
Total increase (decrease) in net assets	13,099	163,431	42,692
Net Assets
Beginning of Year	31,288	270,669	115,070
End of Year	$44,387	$434,100	$157,762

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2012
(in thousands)

	Templeton Foreign Securities	Templeton Global Bond Securities Fund II	Templeton Developing Markets Sec CL2
From Operations
Net investment income (loss)	$2,138	$8,685	$(6)
Net realized gain (loss) on investments	739	862	—
Net unrealized appreciation (depreciation) of investments during the period	14,562	12,752	168
Net increase (decrease) in net assets resulting from operations	17,439	22,299	162
From Variable Annuity Contract Transactions
Contractowners' net payments	7,642	52,994	1,919
Contract maintenance fees	(811)	(1,285)	(7)
Surrenders	(6,140)	(9,539)	(14)
Death benefits	(1,130)	(1,361)	—
Transfer (to) from other portfolios	9,491	33,234	554
Net increase (decrease) in net assets resulting from variable annuity contract transactions	9,052	74,043	2,452
Total increase (decrease) in net assets	26,491	96,342	2,614
Net Assets
Beginning of Year	93,795	130,435	—
End of Year	$120,286	$226,777	$2,614
	Mutual Shares Securities	American Asset Allocation Fund Class 2	Legg Mason ClearBridge Variable Mid Cap Core II
From Operations
Net investment income (loss)	$5,114	$593	$(97)
Net realized gain (loss) on investments	3,727	1,138	775
Net unrealized appreciation (depreciation) of investments during the period	47,170	6,842	2,959
Net increase (decrease) in net assets resulting from operations	56,011	8,573	3,637
From Variable Annuity Contract Transactions
Contractowners' net payments	87,736	2,064	9,872
Contract maintenance fees	(3,613)	(370)	(234)
Surrenders	(21,902)	(3,844)	(840)
Death benefits	(4,172)	(1,173)	(156)
Transfer (to) from other portfolios	62,555	2,349	5,790
Net increase (decrease) in net assets resulting from variable annuity contract transactions	120,604	(974)	14,432
Total increase (decrease) in net assets	176,615	7,599	18,069
Net Assets
Beginning of Year	380,902	56,603	17,750
End of Year	$557,517	$64,202	$35,819

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2012
(in thousands)

	Legg Mason ClearBridge Variable Small Cap Growth II	Legg Mason Dynamic Multi-Strategy VIT Portfolio II	PIMCO VIT Long-Term US Government Advisor
From Operations
Net investment income (loss)	$(34)	$62	$75
Net realized gain (loss) on investments	195	—	1,237
Net unrealized appreciation (depreciation) of investments during the period	269	62	(1,082)
Net increase (decrease) in net assets resulting from operations	430	124	230
From Variable Annuity Contract Transactions
Contractowners' net payments	1,536	5,642	4,125
Contract maintenance fees	(21)	(19)	(74)
Surrenders	(91)	(66)	(514)
Death benefits	(11)	(6)	(24)
Transfer (to) from other portfolios	820	1,264	1,671
Net increase (decrease) in net assets resulting from variable annuity contract transactions	2,233	6,815	5,184
Total increase (decrease) in net assets	2,663	6,939	5,414
Net Assets
Beginning of Year	2,110	—	7,144
End of Year	$4,773	$6,939	$12,558
	PIMCO VIT Low Duration Advisor	PIMCO VIT Real Return Advisor	PIMCO VIT Short-Term Advisor
From Operations
Net investment income (loss)	$264	$(575)	$(186)
Net realized gain (loss) on investments	45	12,613	103
Net unrealized appreciation (depreciation) of investments during the period	1,884	188	516
Net increase (decrease) in net assets resulting from operations	2,193	12,226	433
From Variable Annuity Contract Transactions
Contractowners' net payments	15,096	68,497	10,821
Contract maintenance fees	(420)	(1,638)	(291)
Surrenders	(4,190)	(6,507)	(7,774)
Death benefits	(593)	(1,391)	(494)
Transfer (to) from other portfolios	15,334	47,380	17,820
Net increase (decrease) in net assets resulting from variable annuity contract transactions	25,227	106,341	20,082
Total increase (decrease) in net assets	27,420	118,567	20,515
Net Assets
Beginning of Year	41,152	131,420	27,210
End of Year	$68,572	$249,987	$47,725

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2012
(in thousands)

	PIMCO VIT Total Return Advisor	PIMCO VIT All Asset Advisor	Royce Capital Fund Micro-Cap SC
From Operations
Net investment income (loss)	$7,367	$98	$(202)
Net realized gain (loss) on investments	12,996	—	502
Net unrealized appreciation (depreciation) of investments during the period	22,596	21	712
Net increase (decrease) in net assets resulting from operations	42,959	119	1,012
From Variable Annuity Contract Transactions
Contractowners' net payments	129,198	3,527	5,577
Contract maintenance fees	(4,693)	(10)	(138)
Surrenders	(22,238)	(19)	(475)
Death benefits	(4,898)	—	(138)
Transfer (to) from other portfolios	122,824	783	2,973
Net increase (decrease) in net assets resulting from variable annuity contract transactions	220,193	4,281	7,799
Total increase (decrease) in net assets	263,152	4,400	8,811
Net Assets
Beginning of Year	429,278	—	12,807
End of Year	$692,430	$4,400	$21,618

Royce Capital Fund Small-Cap SC
From Operations
Net investment income (loss)	$(1,158)
Net realized gain (loss) on investments	3,458
Net unrealized appreciation (depreciation) of investments during the period	7,475
Net increase (decrease) in net assets resulting from operations	9,775
From Variable Annuity Contract Transactions
Contractowners' net payments	36,993
Contract maintenance fees	(874)
Surrenders	(2,992)
Death benefits	(524)
Transfer (to) from other portfolios	22,988
Net increase (decrease) in net assets resulting from variable annuity contract transactions	55,591
Total increase (decrease) in net assets	65,366
Net Assets
Beginning of Year	68,884
End of Year	$134,250

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
Year Ended December 31, 2011
(in thousands)

	Goldman Sachs Large Cap Value	Goldman Sachs Strategic International Equity	Goldman Sachs Structured US Equity
From Operations
Net investment income (loss)	$(13)	$1,159	$125
Net realized gain (loss) on investments	1,009	(1,154)	1,263
Net unrealized appreciation (depreciation) of investments during the period	(7,725)	(8,672)	(171)
Net increase (decrease) in net assets resulting from operations	(6,729)	(8,667)	1,217
From Variable Annuity Contract Transactions
Contractowners' net payments	503	199	277
Contract maintenance fees	(134)	(184)	(35)
Surrenders	(11,051)	(6,229)	(5,045)
Death benefits	(2,303)	(880)	(1,285)
Transfer (to) from other portfolios	(4,260)	(1,614)	(1,903)
Net increase (decrease) in net assets resulting from variable annuity contract transactions	(17,245)	(8,708)	(7,991)
Total increase (decrease) in net assets	(23,974)	(17,375)	(6,774)
Net Assets
Beginning of Year	95,354	62,541	44,113
End of Year	$71,380	$45,166	$37,339
	Goldman Sachs Structured Small Cap Equity	Goldman Sachs Strategic Growth	Goldman Sachs Mid Cap Value
From Operations
Net investment income (loss)	$(181)	$(330)	$(36)
Net realized gain (loss) on investments	(36)	2,397	(341)
Net unrealized appreciation (depreciation) of investments during the period	206	(3,718)	(557)
Net increase (decrease) in net assets resulting from operations	(11)	(1,651)	(934)
From Variable Annuity Contract Transactions
Contractowners' net payments	114	187	13
Contract maintenance fees	(83)	(93)	(16)
Surrenders	(5,286)	(6,193)	(1,835)
Death benefits	(919)	(1,077)	(214)
Transfer (to) from other portfolios	(3,150)	(1,485)	(756)
Net increase (decrease) in net assets resulting from variable annuity contract transactions	(9,324)	(8,661)	(2,808)
Total increase (decrease) in net assets	(9,335)	(10,312)	(3,742)
Net Assets
Beginning of Year	45,185	52,655	15,415
End of Year	$35,850	$42,343	$11,673

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2011
(in thousands)

	Goldman Sachs Strategic Growth SC	Goldman Sachs Large Cap Value Fund SC	Goldman Sachs Strategic International Equity SC
From Operations
Net investment income (loss)	$(492)	$339	$1,295
Net realized gain (loss) on investments	136	603	337
Net unrealized appreciation (depreciation) of investments during the period	(2,266)	(10,119)	(10,495)
Net increase (decrease) in net assets resulting from operations	(2,622)	(9,177)	(8,863)
From Variable Annuity Contract Transactions
Contractowners' net payments	23,472	30,011	2,629
Contract maintenance fees	(435)	(962)	(501)
Surrenders	(1,596)	(4,212)	(2,871)
Death benefits	(304)	(869)	(443)
Transfer (to) from other portfolios	19,077	24,842	3,348
Net increase (decrease) in net assets resulting from variable annuity contract transactions	40,214	48,810	2,162
Total increase (decrease) in net assets	37,592	39,633	(6,701)
Net Assets
Beginning of Year	34,837	88,482	56,109
End of Year	$72,429	$128,115	$49,408
	Goldman Sachs Structured Small Cap Equity SC	Goldman Sachs Structured US Equity SC	Goldman Sachs VIT Growth Opportunities SC
From Operations
Net investment income (loss)	$(68)	$2	$(420)
Net realized gain (loss) on investments	1,707	9	984
Net unrealized appreciation (depreciation) of investments during the period	(1,551)	11	(2,596)
Net increase (decrease) in net assets resulting from operations	88	22	(2,032)
From Variable Annuity Contract Transactions
Contractowners' net payments	204	1	16,164
Contract maintenance fees	(224)	(7)	(298)
Surrenders	(1,313)	(9)	(1,005)
Death benefits	(205)	—	(246)
Transfer (to) from other portfolios	(2,401)	(48)	25,417
Net increase (decrease) in net assets resulting from variable annuity contract transactions	(3,939)	(63)	40,032
Total increase (decrease) in net assets	(3,851)	(41)	38,000
Net Assets
Beginning of Year	26,462	827	17,346
End of Year	$22,611	$786	$55,346

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2011
(in thousands)

	Goldman Sachs Mid Cap Value SC	Calvert VP SRI Balanced	MFS Growth Series IC
From Operations
Net investment income (loss)	$(82)	$(4)	$(64)
Net realized gain (loss) on investments	3	(117)	143
Net unrealized appreciation (depreciation) of investments during the period	(2,601)	201	(154)
Net increase (decrease) in net assets resulting from operations	(2,680)	80	(75)
From Variable Annuity Contract Transactions
Contractowners' net payments	18,995	—	81
Contract maintenance fees	(230)	(2)	(6)
Surrenders	(603)	(347)	(561)
Death benefits	(185)	(28)	(181)
Transfer (to) from other portfolios	15,386	(190)	(46)
Net increase (decrease) in net assets resulting from variable annuity contract transactions	33,363	(567)	(713)
Total increase (decrease) in net assets	30,683	(487)	(788)
Net Assets
Beginning of Year	11,820	2,435	5,745
End of Year	$42,503	$1,948	$4,957
	MFS Research IC	MFS Investors Trust IC	MFS Total Return IC
From Operations
Net investment income (loss)	$(43)	$(48)	$526
Net realized gain (loss) on investments	113	97	550
Net unrealized appreciation (depreciation) of investments during the period	(211)	(371)	(803)
Net increase (decrease) in net assets resulting from operations	(141)	(322)	273
From Variable Annuity Contract Transactions
Contractowners' net payments	66	58	77
Contract maintenance fees	(8)	(8)	(20)
Surrenders	(868)	(1,598)	(6,454)
Death benefits	(243)	(531)	(1,157)
Transfer (to) from other portfolios	(95)	(474)	(1,207)
Net increase (decrease) in net assets resulting from variable annuity contract transactions	(1,148)	(2,553)	(8,761)
Total increase (decrease) in net assets	(1,289)	(2,875)	(8,488)
Net Assets
Beginning of Year	8,787	11,833	46,005
End of Year	$7,498	$8,958	$37,517

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2011
(in thousands)

	MFS New Discovery IC	MFS Utilities IC	MFS Investors Growth Stock IC
From Operations
Net investment income (loss)	$(48)	$113	$(24)
Net realized gain (loss) on investments	503	136	(104)
Net unrealized appreciation (depreciation) of investments during the period	(824)	76	116
Net increase (decrease) in net assets resulting from operations	(369)	325	(12)
From Variable Annuity Contract Transactions
Contractowners' net payments	4	6	3
Contract maintenance fees	(2)	(3)	(2)
Surrenders	(430)	(855)	(358)
Death benefits	(28)	(150)	(62)
Transfer (to) from other portfolios	116	119	(81)
Net increase (decrease) in net assets resulting from variable annuity contract transactions	(340)	(883)	(500)
Total increase (decrease) in net assets	(709)	(558)	(512)
Net Assets
Beginning of Year	3,647	6,398	3,124
End of Year	$2,938	$5,840	$2,612
	MFS Growth Series SC	MFS Research SC	MFS Investors Trust SC
From Operations
Net investment income (loss)	$(92)	$(12)	$(99)
Net realized gain (loss) on investments	77	30	39
Net unrealized appreciation (depreciation) of investments during the period	(56)	(55)	(1,175)
Net increase (decrease) in net assets resulting from operations	(71)	(37)	(1,235)
From Variable Annuity Contract Transactions
Contractowners' net payments	5,416	510	13,036
Contract maintenance fees	(48)	(11)	(217)
Surrenders	(404)	(204)	(1,113)
Death benefits	(56)	(85)	(138)
Transfer (to) from other portfolios	4,502	385	8,783
Net increase (decrease) in net assets resulting from variable annuity contract transactions	9,410	595	20,351
Total increase (decrease) in net assets	9,339	558	19,116
Net Assets
Beginning of Year	6,377	2,721	17,655
End of Year	$15,716	$3,279	$36,771

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2011
(in thousands)

	MFS Total Return SC	MFS New Discovery SC	MFS Utilities SC
From Operations
Net investment income (loss)	$1,163	$(562)	$581
Net realized gain (loss) on investments	(16)	8,252	22
Net unrealized appreciation (depreciation) of investments during the period	(713)	(14,557)	747
Net increase (decrease) in net assets resulting from operations	434	(6,867)	1,350
From Variable Annuity Contract Transactions
Contractowners' net payments	5,787	16,752	7,289
Contract maintenance fees	(287)	(425)	(170)
Surrenders	(7,915)	(1,976)	(1,404)
Death benefits	(1,481)	(454)	(260)
Transfer (to) from other portfolios	1,778	10,201	4,127
Net increase (decrease) in net assets resulting from variable annuity contract transactions	(2,118)	24,098	9,582
Total increase (decrease) in net assets	(1,684)	17,231	10,932
Net Assets
Beginning of Year	81,959	41,808	23,103
End of Year	$80,275	$59,039	$34,035
	MFS Investors Growth Stock SC	MFS VIT Research Bond SC	MFS VIT Value SC
From Operations
Net investment income (loss)	$(370)	$3,580	$365
Net realized gain (loss) on investments	2,745	2,630	655
Net unrealized appreciation (depreciation) of investments during the period	(2,576)	4,000	(3,396)
Net increase (decrease) in net assets resulting from operations	(201)	10,210	(2,376)
From Variable Annuity Contract Transactions
Contractowners' net payments	2,539	71,489	41,827
Contract maintenance fees	(559)	(1,607)	(922)
Surrenders	(4,086)	(6,159)	(3,155)
Death benefits	(599)	(1,466)	(771)
Transfer (to) from other portfolios	(3,793)	88,087	56,894
Net increase (decrease) in net assets resulting from variable annuity contract transactions	(6,498)	150,344	93,873
Total increase (decrease) in net assets	(6,699)	160,554	91,497
Net Assets
Beginning of Year	65,193	115,145	71,364
End of Year	$58,494	$275,699	$162,861

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2011
(in thousands)

	Oppenheimer Money Fund/VA	Oppenheimer Small & Mid Cap Fund/VA	Oppenheimer Capital Appreciation Fund/VA
From Operations
Net investment income (loss)	$(747)	$(47)	$(108)
Net realized gain (loss) on investments	—	(49)	114
Net unrealized appreciation (depreciation) of investments during the period	—	114	(245)
Net increase (decrease) in net assets resulting from operations	(747)	18	(239)
From Variable Annuity Contract Transactions
Contractowners' net payments	21,510	16	60
Contract maintenance fees	(352)	(4)	(10)
Surrenders	(27,673)	(362)	(1,500)
Death benefits	(2,869)	(87)	(235)
Transfer (to) from other portfolios	37,124	(70)	(611)
Net increase (decrease) in net assets resulting from variable annuity contract transactions	27,740	(507)	(2,296)
Total increase (decrease) in net assets	26,993	(489)	(2,535)
Net Assets
Beginning of Year	48,336	3,367	12,572
End of Year	$75,329	$2,878	$10,037
	Oppenheimer Main Street Fund/VA	Oppenheimer Global Strategic Income Fund/VA	Oppenheimer Global Securites Fund/VA
From Operations
Net investment income (loss)	$(64)	$560	$1
Net realized gain (loss) on investments	(142)	1,137	223
Net unrealized appreciation (depreciation) of investments during the period	13	(1,704)	(1,494)
Net increase (decrease) in net assets resulting from operations	(193)	(7)	(1,270)
From Variable Annuity Contract Transactions
Contractowners' net payments	81	75	26
Contract maintenance fees	(10)	(15)	(6)
Surrenders	(1,852)	(4,640)	(1,727)
Death benefits	(443)	(1,103)	(183)
Transfer (to) from other portfolios	(617)	(1,308)	(260)
Net increase (decrease) in net assets resulting from variable annuity contract transactions	(2,841)	(6,991)	(2,150)
Total increase (decrease) in net assets	(3,034)	(6,998)	(3,420)
Net Assets
Beginning of Year	15,501	29,884	15,359
End of Year	$12,467	$22,886	$11,939

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2011
(in thousands)

	Oppenheimer High Income Fund/VA	Oppenheimer Small & Mid Cap Fund/VA SC	Oppenheimer Capital Appreciation Fund/VA SC
From Operations
Net investment income (loss)	$127	$(11)	$(255)
Net realized gain (loss) on investments	(500)	57	1,000
Net unrealized appreciation (depreciation) of investments during the period	318	(35)	(1,433)
Net increase (decrease) in net assets resulting from operations	(55)	11	(688)
From Variable Annuity Contract Transactions
Contractowners' net payments	2	6	1,371
Contract maintenance fees	(1)	(5)	(279)
Surrenders	(201)	(133)	(2,137)
Death benefits	(53)	(11)	(319)
Transfer (to) from other portfolios	(46)	(15)	(905)
Net increase (decrease) in net assets resulting from variable annuity contract transactions	(299)	(158)	(2,269)
Total increase (decrease) in net assets	(354)	(147)	(2,957)
Net Assets
Beginning of Year	1,692	1,098	35,135
End of Year	$1,338	$951	$32,178
	Oppenheimer Main Street Fund/VA SC	Oppenheimer Global Strategic Income Fund/VA SC	Oppenheimer Global Securites Fund/VA SC
From Operations
Net investment income (loss)	$(51)	$2,994	$(434)
Net realized gain (loss) on investments	61	2,616	102
Net unrealized appreciation (depreciation) of investments during the period	(112)	(7,940)	(18,838)
Net increase (decrease) in net assets resulting from operations	(102)	(2,330)	(19,170)
From Variable Annuity Contract Transactions
Contractowners' net payments	1,996	48,559	53,859
Contract maintenance fees	(48)	(1,669)	(1,146)
Surrenders	(762)	(10,695)	(6,378)
Death benefits	(22)	(1,823)	(1,318)
Transfer (to) from other portfolios	837	43,760	64,691
Net increase (decrease) in net assets resulting from variable annuity contract transactions	2,001	78,132	109,708
Total increase (decrease) in net assets	1,899	75,802	90,538
Net Assets
Beginning of Year	7,180	168,404	115,021
End of Year	$9,079	$244,206	$205,559

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2011
(in thousands)

	Oppenheimer High Income Fund/VA SC	Van Eck Global Hard Asset	Invesco Van Kampen VI Capital Growth
From Operations
Net investment income (loss)	$172	$(1)	$(98)
Net realized gain (loss) on investments	(437)	29	(407)
Net unrealized appreciation (depreciation) of investments during the period	232	(93)	(20)
Net increase (decrease) in net assets resulting from operations	(33)	(65)	(525)
From Variable Annuity Contract Transactions
Contractowners' net payments	15	—	20
Contract maintenance fees	(6)	—	(5)
Surrenders	(429)	(16)	(1,157)
Death benefits	(25)	—	(133)
Transfer (to) from other portfolios	(174)	(28)	(446)
Net increase (decrease) in net assets resulting from variable annuity contract transactions	(619)	(44)	(1,721)
Total increase (decrease) in net assets	(652)	(109)	(2,246)
Net Assets
Beginning of Year	2,207	413	8,845
End of Year	$1,555	$304	$6,599
	Invesco Van Kampen VI Comstock	Invesco Van Kampen VI Growth & Income	Invesco Van Kampen VI Mid-Cap Growth II
From Operations
Net investment income (loss)	$218	$(11)	$(334)
Net realized gain (loss) on investments	519	1,778	531
Net unrealized appreciation (depreciation) of investments during the period	(2,064)	(3,339)	(3,232)
Net increase (decrease) in net assets resulting from operations	(1,327)	(1,572)	(3,035)
From Variable Annuity Contract Transactions
Contractowners' net payments	153	94	1,660
Contract maintenance fees	(24)	(24)	(198)
Surrenders	(6,821)	(7,200)	(1,229)
Death benefits	(998)	(1,100)	(294)
Transfer (to) from other portfolios	(2,116)	(2,154)	(479)
Net increase (decrease) in net assets resulting from variable annuity contract transactions	(9,806)	(10,384)	(540)
Total increase (decrease) in net assets	(11,133)	(11,956)	(3,575)
Net Assets
Beginning of Year	52,709	57,789	32,256
End of Year	$41,576	$45,833	$28,681

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2011
(in thousands)

	Invesco Van Kampen VI Equity and Income II	Invesco Van Kampen VI Government II	Invesco Van Kampen VI Capital Growth II
From Operations
Net investment income (loss)	$955	$4,835	$(46)
Net realized gain (loss) on investments	912	(2,427)	252
Net unrealized appreciation (depreciation) of investments during the period	(5,160)	(1,447)	(490)
Net increase (decrease) in net assets resulting from operations	(3,293)	961	(284)
From Variable Annuity Contract Transactions
Contractowners' net payments	20,642	695	4
Contract maintenance fees	(519)	(257)	(12)
Surrenders	(12,654)	(2,997)	(693)
Death benefits	(1,581)	(665)	(12)
Transfer (to) from other portfolios	13,144	(119,068)	(104)
Net increase (decrease) in net assets resulting from variable annuity contract transactions	19,032	(122,292)	(817)
Total increase (decrease) in net assets	15,739	(121,331)	(1,101)
Net Assets
Beginning of Year	126,004	121,331	4,957
End of Year	$141,743	$—	$3,856
	Invesco Van Kampen VI Comstock II	Invesco Van Kampen VI Growth & Income II	Invesco Van Kampen VI Global Tactical Asset Alloc II
From Operations
Net investment income (loss)	$422	$264	$1
Net realized gain (loss) on investments	(1,172)	1,061	291
Net unrealized appreciation (depreciation) of investments during the period	(3,813)	(8,806)	(185)
Net increase (decrease) in net assets resulting from operations	(4,563)	(7,481)	107
From Variable Annuity Contract Transactions
Contractowners' net payments	21,515	64,864	494
Contract maintenance fees	(637)	(1,523)	(8)
Surrenders	(12,347)	(11,290)	(70)
Death benefits	(2,137)	(2,160)	(104)
Transfer (to) from other portfolios	22,816	56,371	(3,328)
Net increase (decrease) in net assets resulting from variable annuity contract transactions	29,210	106,262	(3,016)
Total increase (decrease) in net assets	24,647	98,781	(2,909)
Net Assets
Beginning of Year	132,160	173,470	2,909
End of Year	$156,807	$272,251	$—

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2011
(in thousands)

	Invesco Van Kampen VI International Growth Equity II	Invesco Van Kampen VI Mid Cap Value II	Invesco VI Balanced Risk Allocation II
From Operations
Net investment income (loss)	$192	$(8)	$(44)
Net realized gain (loss) on investments	1,385	(13)	11
Net unrealized appreciation (depreciation) of investments during the period	(1,024)	18	351
Net increase (decrease) in net assets resulting from operations	553	(3)	318
From Variable Annuity Contract Transactions
Contractowners' net payments	24	798	962
Contract maintenance fees	(7)	(9)	(22)
Surrenders	(148)	(54)	(83)
Death benefits	(10)	—	(19)
Transfer (to) from other portfolios	(6,647)	731	5,254
Net increase (decrease) in net assets resulting from variable annuity contract transactions	(6,788)	1,466	6,092
Total increase (decrease) in net assets	(6,235)	1,463	6,410
Net Assets
Beginning of Year	6,235	708	—
End of Year	$—	$2,171	$6,410
	Invesco VI Government Securities II	Invesco VI International Growth II	UIF Global Real Estate II
From Operations
Net investment income (loss)	$(694)	$(39)	$115
Net realized gain (loss) on investments	857	(50)	(14)
Net unrealized appreciation (depreciation) of investments during the period	6,994	(921)	(885)
Net increase (decrease) in net assets resulting from operations	7,157	(1,010)	(784)
From Variable Annuity Contract Transactions
Contractowners' net payments	740	19	2,382
Contract maintenance fees	(579)	(16)	(40)
Surrenders	(7,634)	(284)	(266)
Death benefits	(846)	(12)	(24)
Transfer (to) from other portfolios	114,061	6,656	2,381
Net increase (decrease) in net assets resulting from variable annuity contract transactions	105,742	6,363	4,433
Total increase (decrease) in net assets	112,899	5,353	3,649
Net Assets
Beginning of Year	—	—	3,662
End of Year	$112,899	$5,353	$7,311
The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2011
(in thousands)

	Lord Abbett Growth & Income	Lord Abbett Bond Debenture	Lord Abbett Mid Cap Value
From Operations
Net investment income (loss)	$(422)	$13,810	$(756)
Net realized gain (loss) on investments	145	3,045	1,392
Net unrealized appreciation (depreciation) of investments during the period	(8,677)	(9,758)	(4,799)
Net increase (decrease) in net assets resulting from operations	(8,954)	7,097	(4,163)
From Variable Annuity Contract Transactions
Contractowners' net payments	8,081	59,053	2,271
Contract maintenance fees	(356)	(1,486)	(317)
Surrenders	(13,998)	(18,891)	(11,945)
Death benefits	(2,077)	(2,951)	(1,463)
Transfer (to) from other portfolios	1,313	36,307	(4,269)
Net increase (decrease) in net assets resulting from variable annuity contract transactions	(7,037)	72,032	(15,723)
Total increase (decrease) in net assets	(15,991)	79,129	(19,886)
Net Assets
Beginning of Year	133,652	212,055	106,259
End of Year	$117,661	$291,184	$86,373
	Lord Abbett Growth Opportunities	Lord Abbett Capital Structure	Lord Abbett International Opportunities
From Operations
Net investment income (loss)	$(260)	$900	$16
Net realized gain (loss) on investments	7,650	(325)	301
Net unrealized appreciation (depreciation) of investments during the period	(10,299)	(879)	(5,141)
Net increase (decrease) in net assets resulting from operations	(2,909)	(304)	(4,824)
From Variable Annuity Contract Transactions
Contractowners' net payments	881	1,526	1,843
Contract maintenance fees	(183)	(134)	(243)
Surrenders	(2,623)	(6,276)	(1,669)
Death benefits	(285)	(821)	(277)
Transfer (to) from other portfolios	(710)	(1,057)	1,166
Net increase (decrease) in net assets resulting from variable annuity contract transactions	(2,920)	(6,762)	820
Total increase (decrease) in net assets	(5,829)	(7,066)	(4,004)
Net Assets
Beginning of Year	31,709	55,469	28,689
End of Year	$25,880	$48,403	$24,685

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2011
(in thousands)

	Lord Abbett Classic Stock	Lord Abbett Series Fundamental Equity VC	Fidelity Index 500 Portfolio SC2
From Operations
Net investment income (loss)	$(29)	$(454)	$263
Net realized gain (loss) on investments	66	2,391	492
Net unrealized appreciation (depreciation) of investments during the period	(922)	(5,220)	(343)
Net increase (decrease) in net assets resulting from operations	(885)	(3,283)	412
From Variable Annuity Contract Transactions
Contractowners' net payments	1,624	26,283	5,140
Contract maintenance fees	(64)	(404)	(233)
Surrenders	(430)	(1,497)	(2,248)
Death benefits	(39)	(335)	(251)
Transfer (to) from other portfolios	1,077	20,722	2,384
Net increase (decrease) in net assets resulting from variable annuity contract transactions	2,168	44,769	4,792
Total increase (decrease) in net assets	1,283	41,486	5,204
Net Assets
Beginning of Year	8,372	29,582	29,411
End of Year	$9,655	$71,068	$34,615
	Fidelity Growth Portfolio SC2	Fidelity Contrafund Portfolio SC2	Fidelity Mid Cap SC2
From Operations
Net investment income (loss)	$(26)	$(168)	$(849)
Net realized gain (loss) on investments	129	2,374	808
Net unrealized appreciation (depreciation) of investments during the period	(106)	(6,713)	(10,379)
Net increase (decrease) in net assets resulting from operations	(3)	(4,507)	(10,420)
From Variable Annuity Contract Transactions
Contractowners' net payments	10	20,385	27,889
Contract maintenance fees	(9)	(700)	(490)
Surrenders	(204)	(6,542)	(3,324)
Death benefits	—	(1,338)	(609)
Transfer (to) from other portfolios	(127)	12,076	21,162
Net increase (decrease) in net assets resulting from variable annuity contract transactions	(330)	23,881	44,628
Total increase (decrease) in net assets	(333)	19,374	34,208
Net Assets
Beginning of Year	3,060	100,516	59,281
End of Year	$2,727	$119,890	$93,489

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2011
(in thousands)

	Fidelity Equity Income SC2	Fidelity Investment Grade Bonds SC2	Fidelity Freedom Fund - 2015 Maturity SC2
From Operations
Net investment income (loss)	$127	$1,919	$7
Net realized gain (loss) on investments	200	2,392	9
Net unrealized appreciation (depreciation) of investments during the period	(348)	517	(31)
Net increase (decrease) in net assets resulting from operations	(21)	4,828	(15)
From Variable Annuity Contract Transactions
Contractowners' net payments	165	15,876	1
Contract maintenance fees	(52)	(603)	(5)
Surrenders	(624)	(4,329)	(37)
Death benefits	(146)	(569)	(5)
Transfer (to) from other portfolios	85	9,384	38
Net increase (decrease) in net assets resulting from variable annuity contract transactions	(572)	19,759	(8)
Total increase (decrease) in net assets	(593)	24,587	(23)
Net Assets
Beginning of Year	10,375	71,030	1,019
End of Year	$9,782	$95,617	$996
	Fidelity Freedom Fund - 2020 Maturity SC2	Franklin Flex Cap Growth Securities	Franklin Income Securities
From Operations
Net investment income (loss)	$13	$(113)	$6,645
Net realized gain (loss) on investments	20	147	1,197
Net unrealized appreciation (depreciation) of investments during the period	(70)	(716)	(6,108)
Net increase (decrease) in net assets resulting from operations	(37)	(682)	1,734
From Variable Annuity Contract Transactions
Contractowners' net payments	28	2,696	19,083
Contract maintenance fees	(11)	(57)	(761)
Surrenders	(38)	(459)	(12,001)
Death benefits	(3)	(146)	(2,160)
Transfer (to) from other portfolios	(24)	1,814	13,569
Net increase (decrease) in net assets resulting from variable annuity contract transactions	(48)	3,848	17,730
Total increase (decrease) in net assets	(85)	3,166	19,464
Net Assets
Beginning of Year	1,755	8,296	131,216
End of Year	$1,670	$11,462	$150,680

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2011
(in thousands)

	Franklin Rising Dividend Securities	Franklin Small-Mid Cap Growth Securities	Franklin Small Cap Value Securities CL 2
From Operations
Net investment income (loss)	$755	$(153)	$(103)
Net realized gain (loss) on investments	2,642	117	46
Net unrealized appreciation (depreciation) of investments during the period	4,717	(854)	(755)
Net increase (decrease) in net assets resulting from operations	8,114	(890)	(812)
From Variable Annuity Contract Transactions
Contractowners' net payments	32,288	3,012	8,939
Contract maintenance fees	(1,192)	(82)	(166)
Surrenders	(7,872)	(637)	(533)
Death benefits	(1,264)	(38)	(117)
Transfer (to) from other portfolios	21,185	1,487	10,719
Net increase (decrease) in net assets resulting from variable annuity contract transactions	43,145	3,742	18,842
Total increase (decrease) in net assets	51,259	2,852	18,030
Net Assets
Beginning of Year	134,159	11,368	13,258
End of Year	$185,418	$14,220	$31,288
	Franklin US Government Fund	Templeton Growth Securities	Templeton Foreign Securities
From Operations
Net investment income (loss)	$4,585	$290	$650
Net realized gain (loss) on investments	161	(510)	743
Net unrealized appreciation (depreciation) of investments during the period	5,349	(8,782)	(12,719)
Net increase (decrease) in net assets resulting from operations	10,095	(9,002)	(11,326)
From Variable Annuity Contract Transactions
Contractowners' net payments	57,248	22,963	15,599
Contract maintenance fees	(1,731)	(586)	(638)
Surrenders	(11,292)	(5,186)	(5,070)
Death benefits	(2,109)	(1,020)	(1,001)
Transfer (to) from other portfolios	52,390	30,645	16,348
Net increase (decrease) in net assets resulting from variable annuity contract transactions	94,506	46,816	25,238
Total increase (decrease) in net assets	104,601	37,814	13,912
Net Assets
Beginning of Year	166,068	77,256	79,883
End of Year	$270,669	$115,070	$93,795

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2011
(in thousands)

	Templeton Global Bond Securities Fund II	Mutual Shares Securities	American Asset Allocation Fund Class 2
From Operations
Net investment income (loss)	$4,505	$4,764	$564
Net realized gain (loss) on investments	696	1,625	282
Net unrealized appreciation (depreciation) of investments during the period	(8,724)	(13,985)	(720)
Net increase (decrease) in net assets resulting from operations	(3,523)	(7,596)	126
From Variable Annuity Contract Transactions
Contractowners' net payments	37,870	83,090	6,804
Contract maintenance fees	(665)	(2,111)	(297)
Surrenders	(5,416)	(14,611)	(2,023)
Death benefits	(1,074)	(3,252)	(602)
Transfer (to) from other portfolios	28,776	87,308	6,002
Net increase (decrease) in net assets resulting from variable annuity contract transactions	59,491	150,424	9,884
Total increase (decrease) in net assets	55,968	142,828	10,010
Net Assets
Beginning of Year	74,467	238,074	46,593
End of Year	$130,435	$380,902	$56,603
	Legg Mason ClearBridge Variable Mid Cap Core II	Legg Mason ClearBridge Variable Small Cap Growth II	PIMCO VIT Long-Term US Government Advisor
From Operations
Net investment income (loss)	$(151)	$(19)	$55
Net realized gain (loss) on investments	18	9	138
Net unrealized appreciation (depreciation) of investments during the period	(624)	(54)	924
Net increase (decrease) in net assets resulting from operations	(757)	(64)	1,117
From Variable Annuity Contract Transactions
Contractowners' net payments	7,046	860	2,085
Contract maintenance fees	(100)	(9)	(30)
Surrenders	(354)	(37)	(351)
Death benefits	(73)	—	(28)
Transfer (to) from other portfolios	4,881	474	1,699
Net increase (decrease) in net assets resulting from variable annuity contract transactions	11,400	1,288	3,375
Total increase (decrease) in net assets	10,643	1,224	4,492
Net Assets
Beginning of Year	7,107	886	2,652
End of Year	$17,750	$2,110	$7,144

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2011
(in thousands)

	PIMCO VIT Low Duration Advisor	PIMCO VIT Real Return Advisor	PIMCO VIT Short-Term Advisor
From Operations
Net investment income (loss)	$80	$572	$(88)
Net realized gain (loss) on investments	3	3,776	38
Net unrealized appreciation (depreciation) of investments during the period	(289)	4,197	(160)
Net increase (decrease) in net assets resulting from operations	(206)	8,545	(210)
From Variable Annuity Contract Transactions
Contractowners' net payments	10,897	46,155	8,624
Contract maintenance fees	(221)	(736)	(159)
Surrenders	(1,524)	(2,404)	(1,195)
Death benefits	(279)	(685)	(155)
Transfer (to) from other portfolios	15,101	35,130	6,690
Net increase (decrease) in net assets resulting from variable annuity contract transactions	23,974	77,460	13,805
Total increase (decrease) in net assets	23,768	86,005	13,595
Net Assets
Beginning of Year	17,384	45,415	13,615
End of Year	$41,152	$131,420	$27,210
	PIMCO VIT Total Return Advisor	Royce Capital Fund Micro-Cap SC	Royce Capital Fund Small-Cap SC
From Operations
Net investment income (loss)	$4,379	$219	$(388)
Net realized gain (loss) on investments	6,014	6	17
Net unrealized appreciation (depreciation) of investments during the period	(4,230)	(1,723)	(2,412)
Net increase (decrease) in net assets resulting from operations	6,163	(1,498)	(2,783)
From Variable Annuity Contract Transactions
Contractowners' net payments	122,970	4,965	25,786
Contract maintenance fees	(2,481)	(69)	(399)
Surrenders	(9,990)	(293)	(1,194)
Death benefits	(2,490)	(78)	(399)
Transfer (to) from other portfolios	131,285	4,693	19,509
Net increase (decrease) in net assets resulting from variable annuity contract transactions	239,294	9,218	43,303
Total increase (decrease) in net assets	245,457	7,720	40,520
Net Assets
Beginning of Year	183,821	5,087	28,364
End of Year	$429,278	$12,807	$68,884

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2012

1.  ORGANIZATION

The Protective Variable Annuity Separate Account ("Separate Account") was established by Protective Life Insurance Company ("Protective Life") under the provisions of Tennessee law and commenced operations on March 14, 1994. The Separate Account is an investment account to which net proceeds from individual flexible premium deferred variable annuity contracts ("Contracts") issued by Protective Life are allocated until maturity or termination of the Contracts.

Protective Life has structured the Separate Account into a unit investment trust form registered with the U.S. Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended.

During the years ended December 31, 2012 and 2011, assets were invested in one hundred three subaccounts.

Subaccounts

Goldman Sachs Large Cap Value

Goldman Sachs Strategic International Equity

Goldman Sachs Structured US Equity

Goldman Sachs Structured Small Cap Equity

Goldman Sachs Strategic Growth

Goldman Sachs Mid Cap Value(a)

Goldman Sachs Strategic Growth SC

Goldman Sachs Large Cap Value Fund SC(a)

Goldman Sachs Strategic International Equity SC

Goldman Sachs Structured Small Cap Equity SC

Goldman Sachs Structured US Equity SC

Goldman Sachs VIT Growth Opportunities SC

Goldman Sachs Mid Cap Value SC

Calvert VP SRI Balanced(a)

MFS Growth Series IC

MFS Research IC

MFS Investors Trust IC

MFS Total Return IC

MFS New Discovery IC

MFS Utilities IC

MFS Investors Growth Stock IC

MFS Growth Series SC

MFS Research SC

MFS Investors Trust SC

MFS Total Return SC

MFS New Discovery SC

MFS Utilities SC

MFS Investors Growth Stock SC

MFS VIT Research Bond SC

MFS VIT Value SC

MFS VIT II Emerging Markets Equity SC(b)

MFS VIT II International Value SC(b)

Oppenheimer Money Fund/VA

Oppenheimer Small & Mid Cap Fund/VA

Oppenheimer Capital Appreciation Fund/VA

Oppenheimer Main Street Fund/VA

Oppenheimer Global Strategic Income Fund/VA

Oppenheimer Global Securites Fund/VA

Oppenheimer High Income Fund/VA(c)

Oppenheimer Small & Mid Cap Fund/VA SC

Oppenheimer Capital Appreciation Fund/VA SC

Oppenheimer Main Street Fund/VA SC

Oppenheimer Global Strategic Income Fund/VA SC

Oppenheimer Global Securites Fund/VA SC

Oppenheimer High Income Fund/VA SC(c)

Van Eck Global Hard Asset(a)

Invesco Van Kampen VI American Franchise(d)

Invesco Van Kampen VI Comstock

Invesco Van Kampen VI Growth & Income

Invesco Van Kampen VI Mid-Cap Growth II

Invesco Van Kampen VI Equity and Income II

Invesco Van Kampen VI Government II(e)

Invesco Van Kampen VI American Franchise II(d)

Invesco Van Kampen VI Comstock II

Invesco Van Kampen VI Growth & Income II

Invesco Van Kampen VI Global Tactical Asset Alloc II(e)

Invesco Van Kampen VI International Growth Equity II(e)

Invesco Van Kampen VI American Value II(d)

Invesco VI Balanced Risk Allocation II

Invesco VI Government Securities II

Invesco VI International Growth II

Invesco VI Global Real Estate II Fund(b)

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2012

1.  ORGANIZATION — (Continued)

Subaccounts — continued

Invesco VI Small Cap Equity II Fund(b)

UIF Global Real Estate II(a)

Lord Abbett Growth & Income(a)

Lord Abbett Bond Debenture

Lord Abbett Mid Cap Stock(d)

Lord Abbett Growth Opportunities

Lord Abbett Calibrated Dividend Growth(d)

Lord Abbett International Opportunities(a)

Lord Abbett Classic Stock

Lord Abbett Series Fundamental Equity VC

Fidelity Index 500 Portfolio SC2

Fidelity Growth Portfolio SC2

Fidelity Contrafund Portfolio SC2

Fidelity Mid Cap SC2

Fidelity Equity Income SC2

Fidelity Investment Grade Bonds SC2

Fidelity Freedom Fund - 2015 Maturity SC2

Fidelity Freedom Fund - 2020 Maturity SC2

Franklin Flex Cap Growth Securities

Franklin Income Securities

Franklin Rising Dividend Securities

Franklin Small-Mid Cap Growth Securities

Franklin Small Cap Value Securities CL 2

Franklin US Government Fund

Templeton Growth Securities

Templeton Foreign Securities

Templeton Global Bond Securities Fund II

Templeton Developing Markets Sec CL2(b)

Mutual Shares Securities

American Asset Allocation Fund Class 2(a)

Legg Mason ClearBridge Variable Mid Cap Core II

Legg Mason ClearBridge Variable Small Cap Growth II

Legg Mason Dynamic Multi-Strategy VIT Portfolio II(b)

PIMCO VIT Long-Term US Government Advisor

PIMCO VIT Low Duration Advisor

PIMCO VIT Real Return Advisor

PIMCO VIT Short-Term Advisor

PIMCO VIT Total Return Advisor

PIMCO VIT All Asset Advisor(b)

Royce Capital Fund Micro-Cap SC

Royce Capital Fund Small-Cap SC

(a)  Not available for new policies.

(b)  New funds added May 1, 2012

(c)  Closed October 26, 2012. All of the assets of the closed funds were merged into the existing funds listed below.

(d)  Fund name changed. See below.

(e)  Fund closed in 2011.

Closed Fund Name	Acquiring Fund Name
Oppenheimer High Income Fund/VA	Oppenheimer Global Strategic Income Fund/VA
Oppenheimer High Income Fund/VA SC	Oppenheimer Global Strategic Income Fund/VA SC
Old Fund Name	New Fund Name
Invesco Van Kampen VI Capital Growth	Invesco Van Kampen VI American Franchise
Invesco Van Kampen VI Capital Growth II	Invesco Van Kampen VI American Franchise II
Invesco Van Kampen VI Mid Cap Value II	Invesco Van Kampen VI American Value II
Lord Abbett Mid Cap Value	Lord Abbett Mid Cap Stock
Lord Abbett Capital Structure	Lord Abbett Calibrated Dividend Growth

Gross premiums from the Contracts are allocated to the subaccounts in accordance with contract owner instructions and are recorded as variable annuity contract transactions in the statement of changes in net assets. Such amounts are used to provide money to pay contract values under the

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2012

1.  ORGANIZATION — (Continued)

Contracts. The Separate Account's assets are the property of Protective Life and are segregated from Protective Life's other assets.

Contract owners may allocate some or all of gross premiums or transfer some or all of the contract value to the Guaranteed Account, which is part of Protective Life's General Account. The assets of Protective Life's General Account support its insurance and annuity obligations and are subject to Protective Life's general liabilities from business operations. The Guaranteed Account's balance as of December 31, 2012 was approximately $541.6 million. Transfers to/from other portfolios, included in the statement of changes in net assets, include transfers between the individual subaccounts and between the subaccounts and the Guaranteed Account.

2.  SIGNIFICANT ACCOUNTING POLICIES

Investment Valuation

Investments are made in shares and are valued at the net asset values of the respective portfolios, whose investments are stated at fair value. The net assets of each subaccount of the Separate Account reflect the investment management fees and other operating expenses incurred by the Funds. Transactions with the Funds are recorded on the trade date.

Net Realized Gains and Losses

Net realized gains and losses on investments include gains and losses on redemptions of the Funds' shares (determined for each product using the last-in-first-out (LIFO) basis) and capital gain distributions from the Funds.

Dividend Income and Capital Gain Distributions

Dividend income and capital gain distributions are recorded on the ex-dividend date and are reinvested in additional shares of the portfolio. Ordinary dividend and capital gain distributions are from net investment income and net realized gains respectively, as recorded in the financial statements of the underlying investment company.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make various estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The results of the operations of the Separate Account are included in the federal income tax return of Protective Life Corporation (the parent company of Protective Life). Under the provisions of the contracts, Protective Life has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge has been made against the Separate Account for such tax. Management will periodically review the policy in the event of changes in tax law. Accordingly, a change may be made in future years for any federal income taxes that would be attributable to the contracts.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2012

2.  SIGNIFICANT ACCOUNTING POLICIES — (Continued)

Annuity Payouts

Net assets allocated to contracts in the annuity payout period are computed according to the Annuity 2000 Mortality Table. The assumed investment return is 5%. The mortality risk is fully borne by Protective Life and may result in additional amounts being transferred into the variable annuity separate account by Protective Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to Protective Life. There are currently 26 polices in the annuity payout phase with net assets of approximately $1.2 million as of December 31, 2012.

Fund	Net Assets (000s)
Goldman Sachs Large Cap Value	$193
Goldman Sachs Strategic International Equity	13
Goldman Sachs Structured US Equity	114
Goldman Sachs Structured Small Cap Equity	41
Goldman Sachs Strategic Growth	36
Goldman Sachs Mid Cap Value	10
Goldman Sachs Strategic International Equity SC	2
Goldman Sachs Mid Cap Value SC	2
MFS Research IC	9
MFS Investors Trust IC	36
MFS Total Return IC	26
MFS Growth Series SC	1
MFS Total Return SC	17
Oppenheimer Money Fund/VA	7
Oppenheimer Main Street Fund/VA	17
Oppenheimer Global Strategic Income Fund/VA	48
Oppenheimer Capital Appreciation Fund/VA SC	9
Oppenheimer Global Strategic Income Fund/VA SC	63
Oppenheimer Global Securites Fund/VA SC	45
Invesco Van Kampen VI Comstock	96
Invesco Van Kampen VI Growth & Income	23
Invesco Van Kampen VI Mid-Cap Growth II	1
Invesco Van Kampen VI Equity and Income II	35
Invesco Van Kampen VI American Franchise II	6
Invesco Van Kampen VI Comstock II	37
Invesco Van Kampen VI Growth & Income II	21
Lord Abbett Growth & Income	50
Lord Abbett Bond Debenture	38
Lord Abbett Mid Cap Stock	78
Lord Abbett Growth Opportunities	8
Lord Abbett Calibrated Dividend Growth	34
Fidelity Investment Grade Bonds SC2	6
Franklin Flex Cap Growth Securities	1

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2012

2.  SIGNIFICANT ACCOUNTING POLICIES — (Continued)

Fund	Net Assets (000s)
Franklin Income Securities	$44
Franklin Rising Dividend Securities	2
Franklin Small-Mid Cap Growth Securities	1
Franklin US Government Fund	2
Templeton Growth Securities	26
Templeton Foreign Securities	2
Templeton Global Bond Securities Fund II	6
Mutual Shares Securities	36
$1,243

Risks and Uncertainties

The Separate Account provides for various subaccount investment options in any combination of mutual funds, each of which bears exposure to the market, credit and liquidity risks of the underlying portfolio in which it invests. Due to the level of risk associated with certain investments and the level of uncertainty related to changes in the value of investments, it is at least reasonably possible that changes in risks in the near term could materially affect investment balances, the amounts reported in the statements of assets and liabilities and the amounts reported in the statement of changes in net assets. Accordingly, these financial statements should be read in conjunction with the financial statements and footnotes of the underlying mutual funds identified in Note 1.

Accounting Pronouncement Recently Adopted

Accounting Standard Update ("ASU" or "Update") No. 2011-04 — Amendments to Achieve Common Fair Value Measurement and Disclosure Requirement in U.S. GAAP and International Financial Reporting Standards (IFRSs). In May 2011, the FASB issued ASU No. 2011-04, Amendments to Achieve Common Fair Value Measurements and Disclosure Requirement in U.S. GAAP and International Financial Reporting Standards (IFRSs). The amendments in this update result in common fair value measurement and disclosure requirements in U.S. GAAP and IFRSs. The amendments were effective for the annual period beginning after December 15, 2011. This standard did not have a material impact to the fair value disclosures included in Note 3 to the financial statements.

3.  FAIR VALUE OF FINANCIAL INSTRUMENTS

The Separate Account determined the fair value of its financial instruments based on the fair value hierarchy established in FASB guidance referenced in the Fair Value Measurements and Disclosures Topic which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

The Separate Account has categorized its financial instruments, based on the priority of the inputs to the valuation technique, into a three level hierarchy. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2012

3.  FAIR VALUE OF FINANCIAL INSTRUMENTS — (Continued)

of the instrument. As there are no level 2 or level 3 assets in any period presented, disclosure of transfers between levels or disclosure of a reconciliation of level 3 assets is not required. In addition, there are no other financial assets or assets valued on a non-recurring basis.

Financial assets recorded at fair value on the Statement of Assets and Liabilities are categorized as follows:

Level 1: Unadjusted quoted prices for identical assets in an active market.

Level 2: Quoted prices in markets that are not active or significant inputs that are observable either directly or indirectly. Level 2 inputs include the following:

  a) Quoted prices for similar assets in active markets

  b) Quoted prices for identical or similar assets in non-active markets

  c) Inputs other than quoted market prices that are observable

  d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3: Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management's own assumptions about the assumptions a market participant would use in pricing the asset.

Determination of fair values

The valuation methodologies used to determine the fair values of assets and liabilities under the FASB guidance referenced in the Fair Value Measurements and Disclosures Topic reflect market participant assumptions and are based on the application of the fair value hierarchy that prioritizes observable market inputs over unobservable inputs. The Separate Account determines the fair values of certain financial assets based on quoted market prices. All of the investments in the subaccounts of the Separate Account are classified as Level 1 in the fair value hierarchy and consist of open-ended mutual funds. Participants may, without restriction, transact at the daily net asset value ("NAV") of the mutual funds. The NAV represents the daily per share value of the portfolio of investments of the mutual funds, at which sufficient volumes of transactions occur.

4.  CHANGES IN UNITS OUTSTANDING

The change in units outstanding for the years ended December 31, 2012 and 2011 were as follows:

(in thousands)	2012			2011
Fund Name	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Goldman Sachs Large Cap Value	—	(1,041)	(1,041)	12	(1,116)	(1,104)
Goldman Sachs Strategic International Equity	13	(690)	(677)	41	(681)	(640)
Goldman Sachs Structured US Equity	2	(340)	(338)	5	(403)	(398)
Goldman Sachs Structured Small Cap Equity	1	(280)	(279)	2	(396)	(394)

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2012

4.  CHANGES IN UNITS OUTSTANDING — (Continued)

(in thousands)	2012			2011
Fund Name	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Goldman Sachs Strategic Growth	18	(668)	(650)	77	(647)	(570)
Goldman Sachs Mid Cap Value	10	(191)	(181)	12	(180)	(168)
Goldman Sachs Strategic Growth SC	2,848	(26)	2,822	3,638	(12)	3,626
Goldman Sachs Large Cap Value Fund SC	1,573	(652)	921	5,044	(37)	5,007
Goldman Sachs Strategic International Equity SC	242	(499)	(257)	540	(302)	238
Goldman Sachs Structured Small Cap Equity SC	5	(232)	(227)	30	(347)	(317)
Goldman Sachs Structured US Equity SC	—	(8)	(8)	1	(6)	(5)
Goldman Sachs VIT Growth Opportunities SC	277	(264)	13	3,375	(24)	3,351
Goldman Sachs Mid Cap Value SC	3,618	(3)	3,615	3,112	—	3,112
Calvert VP SRI Balanced	—	(27)	(27)	—	(39)	(39)
MFS Growth Series IC	16	(69)	(53)	20	(63)	(43)
MFS Research IC	16	(120)	(104)	14	(93)	(79)
MFS Investors Trust IC	9	(122)	(113)	10	(198)	(188)
MFS Total Return IC	23	(409)	(386)	23	(513)	(490)
MFS New Discovery IC	3	(31)	(28)	14	(27)	(13)
MFS Utilities IC	4	(54)	(50)	17	(53)	(36)
MFS Investors Growth Stock IC	4	(72)	(68)	3	(75)	(72)
MFS Growth Series SC	2,871	(17)	2,854	708	(39)	669
MFS Research SC	154	(56)	98	72	(25)	47
MFS Investors Trust SC	3,875	(2)	3,873	1,621	(22)	1,599
MFS Total Return SC	654	(277)	377	270	(466)	(196)
MFS New Discovery SC	2,662	(22)	2,640	1,207	(99)	1,108
MFS Utilities SC	1,509	(72)	1,437	521	(49)	472
MFS Investors Growth Stock SC	135	(793)	(658)	115	(973)	(858)
MFS VIT Research Bond SC	16,962	—	16,962	13,925	—	13,925
MFS VIT Value SC	9,799	(8)	9,791	8,450	—	8,450
MFS VIT II Emerging Markets Equity SC	250	(14)	236	—	—	—
MFS VIT II International Value SC	2,855	—	2,855	—	—	—
Oppenheimer Money Fund/VA	31,632	(25,012)	6,620	57,816	(32,530)	25,286
Oppenheimer Small & Mid Cap Fund/VA	5	(36)	(31)	8	(45)	(37)
Oppenheimer Capital Appreciation Fund/VA	2	(135)	(133)	3	(153)	(150)
Oppenheimer Main Street Fund/VA	6	(172)	(166)	7	(228)	(221)
Oppenheimer Global Strategic Income Fund/VA	72	(246)	(174)	16	(374)	(358)
Oppenheimer Global Securites Fund/VA	8	(119)	(111)	31	(120)	(89)

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2012

4.  CHANGES IN UNITS OUTSTANDING — (Continued)

(in thousands)	2012			2011
Fund Name	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Oppenheimer High Income Fund/VA	16	(355)	(339)	39	(113)	(74)
Oppenheimer Small & Mid Cap Fund/VA SC	7	(22)	(15)	9	(22)	(13)
Oppenheimer Capital Appreciation Fund/VA SC	93	(257)	(164)	60	(274)	(214)
Oppenheimer Main Street Fund/VA SC	262	(49)	213	214	(60)	154
Oppenheimer Global Strategic Income Fund/VA SC	6,818	(9)	6,809	4,539	(33)	4,506
Oppenheimer Global Securites Fund/VA SC	6,251	(3)	6,248	4,995	(2)	4,993
Oppenheimer High Income Fund/VA SC	47	(416)	(369)	33	(183)	(150)
Van Eck Global Hard Asset	1	(1)	—	—	(1)	(1)
Invesco Van Kampen VI American Franchise	3	(243)	(240)	1	(323)	(322)
Invesco Van Kampen VI Comstock	4	(552)	(548)	13	(630)	(617)
Invesco Van Kampen VI Growth & Income	14	(593)	(579)	53	(774)	(721)
Invesco Van Kampen VI Mid-Cap Growth II	348	(171)	177	307	(245)	62
Invesco Van Kampen VI Equity and Income II	2,294	(111)	2,183	1,604	(253)	1,351
Invesco Van Kampen VI Government II	—	—	—	360	(10,643)	(10,283)
Invesco Van Kampen VI American Franchise II	8	(109)	(101)	9	(142)	(133)
Invesco Van Kampen VI Comstock II	1,040	(347)	693	1,972	(135)	1,837
Invesco Van Kampen VI Growth & Income II	10,216	—	10,216	7,826	(3)	7,823
Invesco Van Kampen VI Global Tactical Asset Alloc II	—	—	—	98	(363)	(265)
Invesco Van Kampen VI International Growth Equity II	—	—	—	14	(538)	(524)
Invesco Van Kampen VI American Value II	1,474	(13)	1,461	153	(32)	121
Invesco VI Balanced Risk Allocation II	2,267	(99)	2,168	583	(41)	542
Invesco VI Government Securities II	545	(1,014)	(469)	12,407	(1,868)	10,539
Invesco VI International Growth II	2,378	(20)	2,358	672	(59)	613
Invesco VI Global Real Estate II	297	(9)	288	—	—	—
Invesco VI Small Cap Equity II	347	—	347	—	—	—
UIF Global Real Estate II	261	(101)	160	456	(27)	429
Lord Abbett Growth & Income	169	(1,187)	(1,018)	362	(922)	(560)
Lord Abbett Bond Debenture	8,491	(76)	8,415	4,655	(298)	4,357
Lord Abbett Mid Cap Stock	23	(967)	(944)	64	(1,154)	(1,090)

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2012

4.  CHANGES IN UNITS OUTSTANDING — (Continued)

(in thousands)	2012			2011
Fund Name	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Lord Abbett Growth Opportunities	103	(190)	(87)	78	(223)	(145)
Lord Abbett Calibrated Dividend Growth	60	(461)	(401)	71	(496)	(425)
Lord Abbett International Opportunities	127	(222)	(95)	369	(267)	102
Lord Abbett Classic Stock	573	(38)	535	272	(62)	210
Lord Abbett Series Fundamental Equity VC	5,575	—	5,575	3,849	(4)	3,845
Fidelity Index 500 Portfolio SC2	1,101	(306)	795	854	(438)	416
Fidelity Growth Portfolio SC2	20	(61)	(41)	40	(65)	(25)
Fidelity Contrafund Portfolio SC2	3,298	(106)	3,192	2,018	(250)	1,768
Fidelity Mid Cap SC2	8,045	(24)	8,021	3,098	(54)	3,044
Fidelity Equity Income SC2	23	(148)	(125)	69	(118)	(49)
Fidelity Investment Grade Bonds SC2	3,040	(47)	2,993	1,762	(170)	1,592
Fidelity Freedom Fund - 2015 Maturity SC2	2	(10)	(8)	9	(9)	—
Fidelity Freedom Fund - 2020 Maturity SC2	1	(6)	(5)	6	(11)	(5)
Franklin Flex Cap Growth Securities	342	(75)	267	401	(46)	355
Franklin Income Securities	2,727	(239)	2,488	1,929	(510)	1,419
Franklin Rising Dividend Securities	5,527	(112)	5,415	4,215	(276)	3,939
Franklin Small-Mid Cap Growth Securities	371	(85)	286	427	(106)	321
Franklin Small Cap Value Securities CL 2	753	(106)	647	1,590	(3)	1,587
Franklin US Government Fund	15,214	(21)	15,193	8,176	(195)	7,981
Templeton Growth Securities	2,328	(517)	1,811	5,231	(23)	5,208
Templeton Foreign Securities	1,354	(366)	988	2,465	(106)	2,359
Templeton Global Bond Securities Fund II	6,748	(6)	6,742	4,237	(90)	4,147
Templeton Developing Markets Sec CL2	265	(1)	264	—	—	—
Mutual Shares Securities	11,540	(13)	11,527	15,503	(171)	15,332
American Asset Allocation Fund Class 2	365	(362)	3	1,112	(140)	972
Legg Mason ClearBridge Variable Mid Cap Core II	1,322	(2)	1,320	967	(12)	955
Legg Mason ClearBridge Variable Small Cap Growth II	205	(24)	181	116	(16)	100
Legg Mason Dynamic Multi-Strategy VIT Portfolio II	690	(3)	687	—	—	—
PIMCO VIT Long-Term US Government Advisor	532	(98)	434	375	(83)	292
PIMCO VIT Low Duration Advisor	2,701	(264)	2,437	2,467	(170)	2,297
PIMCO VIT Real Return Advisor	9,598	(36)	9,562	7,086	(161)	6,925
PIMCO VIT Short-Term Advisor	2,669	(675)	1,994	1,842	(468)	1,374
PIMCO VIT Total Return Advisor	20,648	(148)	20,500	22,290	(12)	22,278
PIMCO VIT All Asset Advisor	418	(7)	411	—	—	—
Royce Capital Fund Micro-Cap SC	875	(79)	796	777	(32)	745
Royce Capital Fund Small-Cap SC	5,251	(12)	5,239	3,713	(9)	3,704

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2012

5.  INVESTMENTS

At December 31, 2012, the investments by the respective subaccounts were as follows:

(in thousands except share data)	2012
Fund Name	Shares	Cost	Fair Value	Net Asset Value Per Share
Goldman Sachs Large Cap Value	6,199,650	$60,848	$66,708	$10.76
Goldman Sachs Strategic International Equity	5,295,655	64,137	45,278	8.55
Goldman Sachs Structured US Equity	2,857,403	25,839	34,689	12.14
Goldman Sachs Structured Small Cap Equity	2,580,587	32,364	32,799	12.71
Goldman Sachs Strategic Growth	2,883,008	27,562	39,958	13.86
Goldman Sachs Mid Cap Value	676,928	10,368	10,377	15.33
Goldman Sachs Strategic Growth SC	8,571,713	102,394	118,718	13.85
Goldman Sachs Large Cap Value Fund SC	15,093,143	140,274	162,251	10.75
Goldman Sachs Strategic International Equity SC	6,669,097	48,287	57,154	8.57
Goldman Sachs Structured Small Cap Equity SC	1,756,592	12,487	22,221	12.65
Goldman Sachs Structured US Equity SC	63,721	559	775	12.16
Goldman Sachs VIT Growth Opportunities SC	9,400,119	61,204	65,143	6.93
Goldman Sachs Mid Cap Value SC	5,885,117	82,388	90,337	15.35
Calvert VP SRI Balanced	895,800	1,873	1,710	1.91
MFS Growth Series IC	166,248	3,345	4,793	28.83
MFS Research IC	318,317	5,739	6,955	21.85
MFS Investors Trust IC	384,225	7,060	8,810	22.93
MFS Total Return IC	1,681,197	30,057	33,708	20.05
MFS New Discovery IC	176,665	2,444	2,777	15.72
MFS Utilities IC	185,701	3,995	5,131	27.63
MFS Investors Growth Stock IC	202,524	2,802	2,473	12.21
MFS Growth Series SC	1,845,007	47,103	52,121	28.25
MFS Research SC	230,243	4,169	4,996	21.70
MFS Investors Trust SC	3,900,164	80,044	88,846	22.78
MFS Total Return SC	4,530,300	85,846	89,700	19.80
MFS New Discovery SC	6,823,625	97,372	102,423	15.01
MFS Utilities SC	2,007,820	49,841	54,793	27.29
MFS Investors Growth Stock SC	5,222,470	47,765	62,304	11.93
MFS VIT Research Bond SC	35,887,002	460,493	477,297	13.30
MFS VIT Value SC	21,125,213	272,474	300,401	14.22
MFS VIT II Emerging Markets Equity SC	154,447	2,240	2,369	15.34
MFS VIT II International Value SC	1,758,508	28,894	30,141	17.14
Oppenheimer Money Fund/VA	97,586,800	97,587	97,587	1.00
Oppenheimer Small & Mid Cap Fund/VA	51,657	2,659	2,831	54.80
Oppenheimer Capital Appreciation Fund/VA	202,821	8,017	9,139	45.06
Oppenheimer Main Street Fund/VA	495,933	10,684	11,888	23.97
Oppenheimer Global Strategic Income Fund/VA	3,862,912	19,218	21,903	5.67
Oppenheimer Global Securites Fund/VA	351,118	9,474	11,429	32.55
Oppenheimer Small & Mid Cap Fund/VA SC	16,456	666	876	53.25
Oppenheimer Capital Appreciation Fund/VA SC	761,258	24,130	33,998	44.66

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2012

5.  INVESTMENTS — (Continued)

(in thousands except share data)	2012
Fund Name	Shares	Cost	Fair Value	Net Asset Value Per Share
Oppenheimer Main Street Fund/VA SC	543,418	$11,038	$12,922	$23.78
Oppenheimer Global Strategic Income Fund/VA SC	61,211,582	332,291	354,415	5.79
Oppenheimer Global Securites Fund/VA SC	10,105,111	290,161	325,890	32.25
Van Eck Global Hard Asset	10,640	155	310	29.13
Invesco Van Kampen VI American Franchise	167,500	7,800	6,077	36.28
Invesco Van Kampen VI Comstock	2,931,630	33,017	38,903	13.27
Invesco Van Kampen VI Growth & Income	2,126,339	34,876	42,676	20.07
Invesco Van Kampen VI Mid-Cap Growth II	8,537,581	30,195	33,382	3.91
Invesco Van Kampen VI Equity and Income II	11,848,743	160,506	178,324	15.05
Invesco Van Kampen VI American Franchise II	101,382	2,454	3,604	35.55
Invesco Van Kampen VI Comstock II	14,208,502	168,398	187,836	13.22
Invesco Van Kampen VI Growth & Income II	21,165,115	384,266	423,937	20.03
Invesco Van Kampen VI American Value II	1,347,579	18,972	19,958	14.81
Invesco VI Balanced Risk Allocation II	2,641,950	31,909	33,209	12.57
Invesco VI Government Securities II	8,886,537	103,644	109,216	12.29
Invesco VI International Growth II	1,030,420	29,607	30,583	29.68
Invesco VI Global Real Estate II	214,448	3,068	3,240	15.11
Invesco VI Small Cap Equity II	190,669	3,330	3,491	18.31
UIF Global Real Estate II	1,169,890	9,251	11,067	9.46
Lord Abbett Growth & Income	4,747,283	106,907	116,736	24.59
Lord Abbett Bond Debenture	34,306,648	410,599	419,227	12.22
Lord Abbett Mid Cap Stock	4,598,167	81,423	82,997	18.05
Lord Abbett Growth Opportunities	2,048,827	25,493	27,024	13.19
Lord Abbett Calibrated Dividend Growth	3,238,816	43,103	46,056	14.22
Lord Abbett International Opportunities	3,350,793	20,802	28,415	8.48
Lord Abbett Classic Stock	1,309,194	14,913	16,718	12.77
Lord Abbett Series Fundamental Equity VC	7,860,740	133,593	138,428	17.61
Fidelity Index 500 Portfolio SC2	331,994	45,344	47,691	143.65
Fidelity Growth Portfolio SC2	61,874	2,006	2,576	41.64
Fidelity Contrafund Portfolio SC2	6,618,173	163,531	172,073	26.00
Fidelity Mid Cap SC2	6,481,633	195,668	194,319	29.98
Fidelity Equity Income SC2	494,631	9,601	9,705	19.62
Fidelity Investment Grade Bonds SC2	10,420,602	131,861	133,280	12.79
Fidelity Freedom Fund - 2015 Maturity SC2	89,947	842	1,005	11.17
Fidelity Freedom Fund - 2020 Maturity SC2	161,601	1,499	1,803	11.16
Franklin Flex Cap Growth Securities	1,146,699	13,592	15,148	13.21
Franklin Income Securities	12,839,826	196,773	193,496	15.07
Franklin Rising Dividend Securities	12,290,744	226,266	265,972	21.64
Franklin Small-Mid Cap Growth Securities	878,029	17,152	18,474	21.04
Franklin Small Cap Value Securities CL 2	2,434,846	37,160	44,387	18.23

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2012

5.  INVESTMENTS — (Continued)

(in thousands except share data)	2012
Fund Name	Shares	Cost	Fair Value	Net Asset Value Per Share
Franklin US Government Fund	32,614,575	$429,839	$434,100	$13.31
Templeton Growth Securities	13,179,613	150,962	157,760	11.97
Templeton Foreign Securities	8,370,610	117,325	120,286	14.37
Templeton Global Bond Securities Fund II	11,647,483	216,240	226,777	19.47
Templeton Developing Markets Sec CL2	248,920	2,445	2,614	10.50
Mutual Shares Securities	32,376,037	524,869	557,515	17.22
American Asset Allocation Fund Class 2	3,506,380	52,683	64,202	18.31
Legg Mason ClearBridge Variable Mid Cap Core II	2,453,369	32,515	35,819	14.60
Legg Mason ClearBridge Variable Small Cap Growth II	276,680	4,426	4,773	17.25
Legg Mason Dynamic Multi-Strategy VIT Portfolio II	645,525	6,879	6,939	10.75
PIMCO VIT Long-Term US Government Advisor	1,016,868	12,867	12,558	12.35
PIMCO VIT Low Duration Advisor	6,361,057	66,863	68,572	10.78
PIMCO VIT Real Return Advisor	17,542,941	245,461	249,987	14.25
PIMCO VIT Short-Term Advisor	4,638,031	47,355	47,725	10.29
PIMCO VIT Total Return Advisor	59,950,691	677,211	692,430	11.55
PIMCO VIT All Asset Advisor	383,254	4,380	4,400	11.48
Royce Capital Fund Micro-Cap SC	1,988,768	21,865	21,618	10.87
Royce Capital Fund Small-Cap SC	12,305,225	125,970	134,250	10.91

During the year ended December 31, 2012, transactions in shares were as follows:

Fund Name	Goldman Sachs Large Cap Value	Goldman Sachs Strategic International Equity	Goldman Sachs Structured US Equity	Goldman Sachs Structured Small Cap Equity	Goldman Sachs Strategic Growth	Goldman Sachs Mid Cap Value
Shares purchased	33,551	85,049	14,148	11,616	60,693	22,307
Shares received from reinvestment of dividends and capital gain distributions	238,424	109,362	51,488	30,777	19,833	7,798
Total shares acquired	271,976	194,411	65,636	42,393	80,526	30,105
Shares redeemed	(1,672,503)	(1,171,057)	(664,386)	(606,378)	(835,147)	(244,950)
Net increase (decrease) in shares owned	(1,400,528)	(976,646)	(598,750)	(563,985)	(754,620)	(214,845)
Shares owned, beginning of period	7,600,178	6,272,301	3,456,153	3,144,572	3,637,628	891,773
Shares owned, end of period	6,199,650	5,295,655	2,857,403	2,580,587	2,883,008	676,928
Cost of shares acquired (000's)	$2,914	$1,583	$793	$529	$1,080	$440
Proceeds from sales (000's)	$17,422	$9,329	$7,876	$7,542	$11,077	$3,554

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2012

5.  INVESTMENTS — (Continued)

Fund Name	Goldman Sachs Strategic Growth SC	Goldman Sachs Large Cap Value Fund SC	Goldman Sachs Strategic International Equity SC	Goldman Sachs Structured Small Cap Equity SC	Goldman Sachs Structured US Equity SC	Goldman Sachs VIT Growth Opportunities SC
Shares purchased	2,946,771	2,511,132	452,388	8,701	612	657,083
Shares received from reinvestment of dividends and capital gain distributions	37,931	537,264	121,506	16,532	981	796,359
Total shares acquired	2,984,702	3,048,396	573,894	25,233	1,594	1,453,442
Shares redeemed	(640,879)	(1,613,552)	(748,078)	(260,776)	(10,556)	(782,907)
Net increase (decrease) in shares owned	2,343,823	1,434,844	(174,184)	(235,543)	(8,962)	670,535
Shares owned, beginning of period	6,227,890	13,658,299	6,843,281	1,992,135	72,683	8,729,584
Shares owned, end of period	8,571,713	15,093,143	6,669,097	1,756,592	63,721	9,400,119
Cost of shares acquired (000's)	$39,708	$31,417	$4,572	$313	$19	$10,094
Proceeds from sales (000's)	$8,580	$16,933	$6,008	$3,237	$125	$5,641
Fund Name	Goldman Sachs Mid Cap Value SC	Calvert VP SRI Balanced	MFS Growth Series IC	MFS Research IC	MFS Investors Trust IC	MFS Total Return IC
Shares purchased	2,869,146	3,433	9,608	13,790	9,267	53,889
Shares received from reinvestment of dividends and capital gain distributions	53,604	11,051	0	2,848	3,559	49,940
Total shares acquired	2,922,751	14,484	9,608	16,639	12,826	103,828
Shares redeemed	(279,640)	(232,282)	(46,211)	(97,589)	(91,594)	(447,112)
Net increase (decrease) in shares owned	2,643,110	(217,799)	(36,603)	(80,951)	(78,768)	(343,283)
Shares owned, beginning of period	3,242,007	1,113,599	202,851	399,268	462,993	2,024,480
Shares owned, end of period	5,885,117	895,800	166,248	318,317	384,225	1,681,197
Cost of shares acquired (000's)	$42,443	$27	$262	$350	$279	$2,026
Proceeds from sales (000's)	$4,074	$438	$1,270	$2,039	$1,964	$8,740
Fund Name	MFS New Discovery IC	MFS Utilities IC	MFS Investors Growth Stock IC	MFS Growth Series SC	MFS Research SC	MFS Investors Trust SC
Shares purchased	5,773	5,339	2,904	1,290,584	111,580	2,213,296
Shares received from reinvestment of dividends and capital gain distributions	19,136	13,124	11,146	0	1,254	20,574
Total shares acquired	24,910	18,462	14,049	1,290,584	112,834	2,233,870
Shares redeemed	(53,731)	(56,527)	(48,555)	(95,753)	(58,234)	(236,326)
Net increase (decrease) in shares owned	(28,821)	(38,065)	(34,506)	1,194,831	54,600	1,997,544
Shares owned, beginning of period	205,486	223,766	237,030	650,176	175,643	1,902,620
Shares owned, end of period	176,665	185,701	202,524	1,845,007	230,243	3,900,164
Cost of shares acquired (000's)	$377	$490	$166	$35,011	$2,335	$48,579
Proceeds from sales (000's)	$842	$1,525	$579	$2,601	$1,215	$5,160

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2012

5.  INVESTMENTS — (Continued)

Fund Name	MFS Total Return SC	MFS New Discovery SC	MFS Utilities SC	MFS Investors Growth Stock SC	MFS VIT Research Bond SC	MFS VIT Value SC
Shares purchased	755,810	2,459,829	816,581	302,722	14,645,136	8,619,151
Shares received from reinvestment of dividends and capital gain distributions	111,906	569,919	110,506	271,404	992,954	372,350
Total shares acquired	867,716	3,029,748	927,087	574,127	15,638,090	8,991,502
Shares redeemed	(721,566)	(502,962)	(242,060)	(782,875)	(1,206,549)	(853,805)
Net increase (decrease) in shares owned	146,150	2,526,786	685,027	(208,748)	14,431,541	8,137,697
Shares owned, beginning of period	4,384,150	4,296,839	1,322,793	5,431,218	21,455,461	12,987,516
Shares owned, end of period	4,530,300	6,823,625	2,007,820	5,222,470	35,887,002	21,125,213
Cost of shares acquired (000's)	$16,809	$44,866	$24,610	$6,670	$205,824	$123,422
Proceeds from sales (000's)	$13,964	$7,600	$6,437	$9,194	$15,966	$11,797
Fund Name	MFS VIT II Emerging Markets Equity SC	MFS VIT II International Value SC	Oppenheimer Money Fund/VA	Oppenheimer Small & Mid Cap Fund/VA	Oppenheimer Capital Appreciation Fund/VA	Oppenheimer Main Street Fund/VA
Shares purchased	164,465	1,752,681	90,803,971	1,580	1,362	8,133
Shares received from reinvestment of dividends and capital gain distributions	1,873	6,124	8,571	0	1,526	5,297
Total shares acquired	166,338	1,758,804	90,812,542	1,580	2,888	13,430
Shares redeemed	(11,891)	(296)	(68,555,617)	(11,081)	(52,510)	(119,459)
Net increase (decrease) in shares owned	154,447	1,758,508	22,256,925	(9,502)	(49,623)	(106,028)
Shares owned, beginning of period	0	0	75,329,875	61,159	252,444	601,961
Shares owned, end of period	154,447	1,758,508	97,586,800	51,657	202,821	495,933
Cost of shares acquired (000's)	$2,409	$28,899	$90,813	$84	$126	$304
Proceeds from sales (000's)	$171	$5	$68,556	$593	$2,302	$2,726

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2012

5.  INVESTMENTS — (Continued)

Fund Name	Oppenheimer Global Strategic Income Fund/VA	Oppenheimer Global Securites Fund/VA	Oppenheimer High Income Fund/VA	Oppenheimer Small & Mid Cap Fund/VA SC	Oppenheimer Capital Appreciation Fund/VA SC	Oppenheimer Main Street Fund/VA SC
Shares purchased	296,020	11,705	37,742	1,966	58,685	171,718
Shares received from reinvestment of dividends and capital gain distributions	287,626	8,917	121,902	0	3,094	3,129
Total shares acquired	583,645	20,622	159,644	1,966	61,778	174,848
Shares redeemed	(974,159)	(104,301)	(863,943)	(6,263)	(117,207)	(73,652)
Net increase (decrease) in shares owned	(390,514)	(83,678)	(704,299)	(4,297)	(55,429)	101,196
Shares owned, beginning of period	4,253,426	434,796	704,299	20,753	816,687	442,222
Shares owned, end of period	3,862,912	351,118	0	16,456	761,258	543,418
Cost of shares acquired (000's)	$3,161	$593	$295	$102	$2,685	$4,016
Proceeds from sales (000's)	$5,428	$3,106	$1,572	$325	$5,101	$1,681
Fund Name	Oppenheimer Global Strategic Income Fund/VA SC	Oppenheimer Global Securites Fund/VA SC	Oppenheimer High Income Fund/VA SC	Van Eck Global Hard Asset	Invesco Van Kampen VI American Franchise	Invesco Van Kampen VI Comstock
Shares purchased	17,180,387	3,054,715	111,564	1,318	1,039	25,077
Shares received from reinvestment of dividends and capital gain distributions	3,711,854	185,851	139,990	899	0	52,400
Total shares acquired	20,892,241	3,240,566	251,553	2,218	1,039	77,477
Shares redeemed	(4,162,007)	(689,930)	(1,065,441)	(1,448)	(40,415)	(817,984)
Net increase (decrease) in shares owned	16,730,234	2,550,636	(813,888)	769	(39,375)	(740,507)
Shares owned, beginning of period	44,481,348	7,554,475	813,888	9,871	206,875	3,672,137
Shares owned, end of period	61,211,582	10,105,111.00	0	10,640	167,500	2,931,630
Cost of shares acquired (000's)	$117,344	$93,991	$472	$65	$37	$991
Proceeds from sales (000's)	$23,516	$20,784	$1,958	$42	$1,431	$10,214

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2012

5.  INVESTMENTS — (Continued)

Fund Name	Invesco Van Kampen VI Growth & Income	Invesco Van Kampen VI Mid-Cap Growth II	Invesco Van Kampen VI Equity and Income II	Invesco Van Kampen VI American Franchise II	Invesco Van Kampen VI Comstock II	Invesco Van Kampen VI Growth & Income II
Shares purchased	29,657	1,256,548	2,865,079	2,869	2,059,026	7,005,456
Shares received from reinvestment of dividends and capital gain distributions	33,034	386,864	199,584	0	210,650	246,339
Total shares acquired	62,691	1,643,412	3,064,663	2,869	2,269,676	7,251,795
Shares redeemed	(515,511)	(899,612)	(1,615,030)	(24,492)	(1,962,368)	(1,433,517)
Net increase (decrease) in shares owned	(452,819)	743,800	1,449,633	(21,623)	307,308	5,818,278
Shares owned, beginning of period	2,579,158	7,793,781	10,399,110	123,005	13,901,194	15,346,837
Shares owned, end of period	2,126,339	8,537,581	11,848,743	101,382	14,208,502	21,165,115
Cost of shares acquired (000's)	$1,229	$6,273	$44,953	$100	$28,125	$140,406
Proceeds from sales (000's)	$9,936	$3,506	$23,568	$853	$24,553	$27,786
Fund Name	Invesco Van Kampen VI American Value II	Invesco VI Balanced Risk Allocation II	Invesco VI Government Securities II	Invesco VI International Growth II	Invesco VI Global Real Estate II	Invesco VI Small Cap Equity II
Shares purchased	1,245,811	2,311,063	730,834	848,530	225,322	191,097
Shares received from reinvestment of dividends and capital gain distributions	5,035	18,729	266,808	7,838	388	0
Total shares acquired	1,250,846	2,329,791	997,642	856,368	225,710	191,097
Shares redeemed	(73,828)	(245,739)	(1,223,241)	(31,213)	(11,262)	(428)
Net increase (decrease) in shares owned	1,177,018	2,084,052	(225,599)	825,155	214,448	190,669
Shares owned, beginning of period	170,561	557,898	9,112,136	205,265	0	0
Shares owned, end of period	1,347,579	2,641,950	8,886,537	1,030,420	214,448	190,669
Cost of shares acquired (000's)	$17,863	$28,831	$12,388	$24,230	$3,229	$3,337
Proceeds from sales (000's)	$1,048	$3,045	$15,255	$879	$160	$7

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2012

5.  INVESTMENTS — (Continued)

Fund Name	UIF Global Real Estate II	Lord Abbett Growth & Income	Lord Abbett Bond Debenture	Lord Abbett Mid Cap Stock	Lord Abbett Growth Opportunities	Lord Abbett Calibrated Dividend Growth
Shares purchased	407,416	361,263	10,258,492	183,120	179,220	209,206
Shares received from reinvestment of dividends and capital gain distributions	6,242	45,595	2,282,442	29,686	112,372	95,819
Total shares acquired	413,658	406,858	12,540,934	212,806	291,592	305,025
Shares redeemed	(242,493)	(971,609)	(3,249,834)	(1,060,511)	(358,896)	(780,850)
Net increase (decrease) in shares owned	171,165	(564,750)	9,291,100	(847,705)	(67,304)	(475,825)
Shares owned, beginning of period	998,725	5,312,033	25,015,548	5,445,872	2,116,131	3,714,641
Shares owned, end of period	1,169,890	4,747,283	34,306,648	4,598,167	2,048,827	3,238,816
Cost of shares acquired (000's)	$3,452	$9,704	$155,496	$3,644	$3,939	$4,339
Proceeds from sales (000's)	$2,047	$23,214	$40,378	$18,149	$4,928	$11,033
Fund Name	Lord Abbett International Opportunities	Lord Abbett Classic Stock	Lord Abbett Series Fundamental Equity VC	Fidelity Index 500 Portfolio SC2	Fidelity Growth Portfolio SC2	Fidelity Contrafund Portfolio SC2
Shares purchased	247,030	555,560	3,626,129	114,766	6,207	1,966,315
Shares received from reinvestment of dividends and capital gain distributions	117,961	13,223	155,682	9,746	241	72,725
Total shares acquired	364,991	568,783	3,781,811	124,512	6,448	2,039,040
Shares redeemed	(395,653)	(120,841)	(291,939)	(62,438)	(19,212)	(716,372)
Net increase (decrease) in shares owned	(30,662)	447,942	3,489,872	62,074	(12,764)	1,322,668
Shares owned, beginning of period	3,381,455	861,252	4,370,868	269,920	74,638	5,295,505
Shares owned, end of period	3,350,793	1,309,194	7,860,740	331,994	61,874	6,618,173
Cost of shares acquired (000's)	$2,958	$7,132	$65,653	$17,502	$274	$51,624
Proceeds from sales (000's)	$3,255	$1,514	$5,081	$8,835	$788	$18,044

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2012

5.  INVESTMENTS — (Continued)

Fund Name	Fidelity Mid Cap SC2	Fidelity Equity Income SC2	Fidelity Investment Grade Bonds SC2	Fidelity Freedom Fund - 2015 Maturity SC2	Fidelity Freedom Fund - 2020 Maturity SC2	Franklin Flex Cap Growth Securities
Shares purchased	2,994,485	17,579	3,262,641	1,697	934	362,872
Shares received from reinvestment of dividends and capital gain distributions	543,958	46,507	477,499	3,175	4,795	0
Total shares acquired	3,538,443	64,086	3,740,140	4,873	5,729	362,872
Shares redeemed	(328,028)	(100,821)	(836,612)	(11,243)	(8,297)	(164,241)
Net increase (decrease) in shares owned	3,210,415	(36,735)	2,903,528	(6,370)	(2,568)	198,631
Shares owned, beginning of period	3,271,218	531,366	7,517,074	96,317	164,169	948,068
Shares owned, end of period	6,481,633	494,631	10,420,602	89,947	161,601	1,146,699
Cost of shares acquired (000's)	$109,732	$1,262	$48,623	$54	$63	$4,781
Proceeds from sales (000's)	$10,283	$1,996	$10,915	$125	$91	$2,189
Fund Name	Franklin Income Securities	Franklin Rising Dividend Securities	Franklin Small-Mid Cap Growth Securities	Franklin Small Cap Value Securities CL 2	Franklin US Government Fund	Templeton Growth Securities
Shares purchased	3,177,919	3,766,432	247,122	635,759	13,275,920	2,791,532
Shares received from reinvestment of dividends and capital gain distributions	773,570	174,083	58,363	19,378	664,385	291,826
Total shares acquired	3,951,490	3,940,515	305,485	655,137	13,940,305	3,083,358
Shares redeemed	(1,633,958)	(1,085,807)	(121,441)	(234,951)	(1,495,093)	(1,285,403)
Net increase (decrease) in shares owned	2,317,532	2,854,708	184,044	420,186	12,445,212	1,797,956
Shares owned, beginning of period	10,522,294	9,436,036	693,985	2,014,660	20,169,363	11,381,657
Shares owned, end of period	12,839,826	12,290,744	878,029	2,434,846	32,614,575	13,179,613
Cost of shares acquired (000's)	$57,507	$81,399	$6,394	$10,720	$186,221	$32,587
Proceeds from sales (000's)	$24,044	$22,441	$2,608	$3,943	$19,998	$14,294

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2012

5.  INVESTMENTS — (Continued)

Fund Name	Templeton Foreign Securities	Templeton Global Bond Securities Fund II	Templeton Developing Markets Sec CL2	Mutual Shares Securities	American Asset Allocation Fund Class 2	Legg Mason ClearBridge Variable Mid Cap Core II
Shares purchased	1,548,173	4,760,834	251,439	9,183,868	380,649	1,164,544
Shares received from reinvestment of dividends and capital gain distributions	270,181	633,818	207	605,539	66,612	59,946
Total shares acquired	1,818,355	5,394,653	251,647	9,789,407	447,262	1,224,489
Shares redeemed	(915,489)	(933,697)	(2,727)	(2,179,460)	(465,328)	(165,493)
Net increase (decrease) in shares owned	902,866	4,460,956	248,920	7,609,947	(18,066)	1,058,996
Shares owned, beginning of period	7,467,744	7,186,527	0	24,766,090	3,524,446	1,394,373
Shares owned, end of period	8,370,610	11,647,483	248,920	32,376,037	3,506,380	2,453,369
Cost of shares acquired (000's)	$23,415	$100,564	$2,472	$161,988	$7,805	$17,351
Proceeds from sales (000's)	$12,225	$17,565	$26	$36,273	$8,186	$2,363
Fund Name	Legg Mason ClearBridge Variable Small Cap Growth II	Legg Mason Dynamic Multi-Strategy VIT Portfolio II	PIMCO VIT Long-Term US Government Advisor	PIMCO VIT Low Duration Advisor	PIMCO VIT Real Return Advisor	PIMCO VIT Short-Term Advisor
Shares purchased	163,984	646,978	543,737	3,159,297	8,158,600	3,057,759
Shares received from reinvestment of dividends and capital gain distributions	10,709	7,837	111,777	91,014	986,893	35,861
Total shares acquired	174,692	654,816	655,514	3,250,311	9,145,493	3,093,619
Shares redeemed	(37,123)	(9,291)	(172,597)	(854,120)	(1,023,372)	(1,144,664)
Net increase (decrease) in shares owned	137,569	645,525	482,917	2,396,191	8,122,121	1,948,956
Shares owned, beginning of period	139,111	0	533,951	3,964,866	9,420,820	2,689,075
Shares owned, end of period	276,680	645,525	1,016,868	6,361,057	17,542,941	4,638,031
Cost of shares acquired (000's)	$3,006	$6,979	$8,797	$34,548	$133,167	$31,708
Proceeds from sales (000's)	$629	$100	$2,332	$9,060	$14,993	$11,728

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2012

5.  INVESTMENTS — (Continued)

Fund Name	PIMCO VIT Total Return Advisor	PIMCO VIT All Asset Advisor	Royce Capital Fund Micro-Cap SC	Royce Capital Fund Small-Cap SC
Shares purchased	21,640,049	381,015	932,581	5,607,242
Shares received from reinvestment of dividends and capital gain distributions	2,327,956	9,724	44,022	308,016
Total shares acquired	23,968,005	390,739	976,603	5,915,258
Shares redeemed	(2,971,871)	(7,485)	(225,216)	(512,256)
Net increase (decrease) in shares owned	20,996,134	383,254	751,387	5,403,002
Shares owned, beginning of period	38,954,557	0	1,237,381	6,902,223
Shares owned, end of period	59,950,691	383,254	1,988,768	12,305,225
Cost of shares acquired (000's)	$274,560	$4,466	$10,503	$63,180
Proceeds from sales (000's)	$34,219	$86	$2,445	$5,511

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2012

6.  FINANCIAL HIGHLIGHTS

Protective Life sells a number of variable annuity products that are funded by the Separate Account. These products have unique combinations of features and fees that are charged against the contract owner's account. Differences in the fee structures result in a variety of unit values, expense ratios and total returns. The following tables were developed by determining which products offered by Protective Life and funded by the Separate Account have the highest and lowest expense ratios. The summaries may not reflect the minimum and maximum contract charges offered by Protective Life as contract owners may not have selected all available and applicable contract options.

	As of December 31, 2012				For the Year Ended December 31, 2012
	Units	Unit Fair Value	Unit Fair Value	Net Assets	Investment Income	Expense Ratio		Total Return
Fund Name	(000's)	Lowest	Highest	(000's)	Ratio*	Lowest**	Highest**	Lowest***	Highest***
Goldman Sachs Large Cap Value	3,810	$12.36	$23.88	$66,725	1.32%	0.60%	1.80%	16.98%	18.41%
Goldman Sachs Strategic International Equity	3,409	$10.48	$17.64	$45,279	2.03%	0.60%	1.80%	19.05%	20.51%
Goldman Sachs Structured US Equity	1,493	$11.00	$29.13	$34,702	1.70%	0.60%	1.80%	12.40%	13.77%
Goldman Sachs Structured Small Cap Equity	1,245	$12.44	$31.08	$32,802	1.10%	0.60%	1.80%	10.80%	12.15%
Goldman Sachs Strategic Growth	2,339	$11.54	$26.27	$39,962	0.64%	0.60%	1.80%	17.73%	19.17%
Goldman Sachs Mid Cap Value	567	$17.31	$19.15	$10,377	1.06%	0.60%	1.80%	16.33%	17.76%
Goldman Sachs Strategic Growth SC	9,355	$11.05	$17.20	$118,718	0.54%	0.70%	1.75%	17.53%	18.79%
Goldman Sachs Large Cap Value Fund SC	15,251	$9.31	$15.36	$162,251	1.18%	0.70%	1.75%	16.74%	17.99%
Goldman Sachs Strategic International Equity SC	6,356	$8.26	$15.03	$57,154	1.91%	0.70%	1.75%	18.77%	20.04%
Goldman Sachs Structured Small Cap Equity SC	1,679	$12.60	$19.80	$22,221	0.91%	0.70%	1.65%	10.65%	11.72%
Goldman Sachs Structured US Equity SC	53	$10.34	$16.83	$775	1.49%	0.70%	1.65%	12.26%	13.34%
Goldman Sachs VIT Growth Opportunities SC	4,768	$11.02	$14.65	$65,143	0.00%	0.60%	1.75%	17.34%	18.71%
Goldman Sachs Mid Cap Value SC	7,795	$10.50	$12.09	$90,337	1.27%	0.70%	1.75%	16.12%	17.36%
Calvert VP SRI Balanced	109	$13.20	$16.15	$1,710	1.11%	0.70%	1.80%	8.52%	9.74%
MFS Growth Series IC	264	$11.87	$19.23	$4,793	0.00%	0.70%	1.80%	15.27%	16.56%
MFS Research IC	426	$12.82	$17.11	$6,955	0.80%	0.70%	1.80%	15.16%	16.45%
MFS Investors Trust IC	570	$12.21	$16.31	$8,814	0.87%	0.70%	1.80%	17.04%	18.35%
MFS Total Return IC	1,726	$17.13	$20.78	$33,710	2.71%	0.70%	1.80%	9.25%	10.48%
MFS New Discovery IC	104	$21.51	$28.24	$2,777	0.00%	0.70%	1.80%	19.04%	20.37%
MFS Utilities IC	182	$26.45	$29.07	$5,131	6.51%	0.70%	1.80%	11.44%	12.69%
MFS Investors Growth Stock IC	311	$7.52	$8.64	$2,473	0.44%	0.70%	1.80%	14.87%	16.15%
MFS Growth Series SC	3,971	$10.85	$18.77	$52,121	0.00%	0.60%	1.80%	14.97%	16.37%
MFS Research SC	350	$10.90	$17.32	$4,996	0.62%	0.60%	1.75%	14.86%	16.20%
MFS Investors Trust SC	6,817	$10.86	$16.36	$88,846	0.77%	0.60%	1.80%	16.69%	18.12%
MFS Total Return SC	5,764	$10.65	$20.28	$89,702	2.54%	0.60%	1.80%	8.94%	10.27%
MFS New Discovery SC	5,712	$9.97	$27.56	$102,423	0.00%	0.60%	1.80%	18.72%	20.17%
MFS Utilities SC	3,099	$10.70	$28.36	$54,793	6.67%	0.60%	1.80%	11.17%	12.53%
MFS Investors Growth Stock SC	7,067	$7.34	$17.31	$62,304	0.22%	0.60%	1.80%	14.58%	15.98%
MFS VIT Research Bond SC	41,750	$10.71	$12.05	$477,297	2.76%	0.60%	1.75%	5.18%	6.41%
MFS VIT Value SC	24,538	$10.92	$13.17	$300,401	1.48%	0.60%	1.75%	13.85%	15.19%
MFS VIT II Emerging Markets Equity SC	236	$10.02	$10.08	$2,369	0.55%	0.90%	1.75%	2.95%	2.95	%(a)
MFS VIT II International Value SC	2,855	$10.49	$10.56	$30,141	0.82%	0.90%	1.75%	5.91%	5.91	%(a)
Oppenheimer Money Fund/VA	64,476	$0.96	$11.15	$97,588	0.01%	0.60%	1.80%	–1.79%	–0.59%

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2012

6.  FINANCIAL HIGHLIGHTS — (Continued)

	As of December 31, 2012				For the Year Ended December 31, 2012
	Units	Unit Fair Value	Unit Fair Value	Net Assets	Investment Income	Expense Ratio		Total Return
Fund Name	(000's)	Lowest	Highest	(000's)	Ratio*	Lowest**	Highest**	Lowest***	Highest***
Oppenheimer Small & Mid Cap Fund/VA	190	$10.80	$15.43	$2,831	0.00%	0.70%	1.80%	14.35%	15.63%
Oppenheimer Capital Appreciation Fund/VA	542	$12.40	$18.29	$9,139	0.66%	0.70%	1.80%	12.06%	13.32%
Oppenheimer Main Street Fund/VA	808	$11.85	$15.63	$11,887	0.95%	0.70%	1.80%	14.77%	16.05%
Oppenheimer Global Strategic Income Fund/VA	1,024	$20.25	$22.68	$21,907	5.82%	0.70%	1.80%	11.49%	12.74%
Oppenheimer Global Securites Fund/VA	435	$22.34	$28.27	$11,429	2.15%	0.70%	1.80%	19.08%	20.42%
Oppenheimer High Income Fund/VA	—	$—	$—	$—	16.67%	0.70%	1.80%	11.18%	12.20	%(b)
Oppenheimer Small & Mid Cap Fund/VA SC	64	$10.22	$19.08	$876	0.00%	0.60%	1.80%	14.07%	15.47%
Oppenheimer Capital Appreciation Fund/VA SC	2,598	$10.46	$17.86	$33,999	0.39%	0.60%	1.80%	11.76%	13.12%
Oppenheimer Main Street Fund/VA SC	934	$11.15	$17.10	$12,922	0.64%	0.60%	1.80%	14.51%	15.91%
Oppenheimer Global Strategic Income Fund/VA SC	21,427	$10.53	$22.12	$354,421	5.56%	0.60%	1.80%	11.11%	12.47%
Oppenheimer Global Securites Fund/VA SC	17,305	$10.38	$27.63	$325,895	1.92%	0.60%	1.80%	18.77%	20.22%
Oppenheimer High Income Fund/VA SC	—	$—	$—	$—	16.23%	0.60%	1.80%	10.93%	12.04	%(b)
Van Eck Global Hard Asset	7	$40.64	$43.64	$310	0.60%	1.25%	1.80%	1.52%	2.09%
Invesco Van Kampen VI American Franchise	1,087	$5.20	$5.98	$6,077	0.00%	0.70%	1.80%	11.68%	12.93%
Invesco Van Kampen VI Comstock	2,131	$16.98	$19.53	$38,914	1.67%	0.70%	1.80%	17.08%	18.40%
Invesco Van Kampen VI Growth & Income	2,685	$14.79	$17.00	$42,678	1.47%	0.70%	1.80%	12.57%	13.83%
Invesco Van Kampen VI Mid-Cap Growth II	2,764	$5.97	$18.46	$33,382	0.00%	0.60%	1.80%	9.62%	10.96%
Invesco Van Kampen VI Equity and Income II	11,924	$10.56	$17.50	$178,328	1.87%	0.60%	1.80%	10.36%	11.71%
Invesco Van Kampen VI American Franchise II	478	$5.17	$17.91	$3,604	0.00%	0.60%	1.70%	11.47%	12.72%
Invesco Van Kampen VI Comstock II	11,269	$10.95	$19.05	$187,839	1.54%	0.60%	1.80%	16.78%	18.21%
Invesco Van Kampen VI Growth & Income II	30,129	$10.65	$16.59	$423,938	1.42%	0.60%	1.80%	12.29%	13.66%
Invesco Van Kampen VI American Value II	1,638	$10.99	$14.78	$19,958	0.99%	0.60%	1.75%	15.03%	16.37%
Invesco VI Balanced Risk Allocation II	2,710	$11.21	$13.43	$33,209	1.13%	0.60%	1.75%	8.70%	9.97%
Invesco VI Government Securities II	10,070	$10.29	$10.91	$109,216	2.96%	0.60%	1.80%	0.38%	1.60%
Invesco VI International Growth II	2,971	$9.86	$10.37	$30,583	1.88%	0.60%	1.75%	13.35%	14.56%
Invesco VI Global Real Estate II	288	$11.22	$11.29	$3,240	0.52%	0.90%	1.75%	10.27%	10.27	%(a)
Invesco VI Small Cap Equity II	347	$10.00	$10.05	$3,491	0.00%	0.90%	1.65%	1.85%	1.85	%(a)
UIF Global Real Estate II	911	$10.85	$20.70	$11,067	0.55%	0.60%	1.75%	27.67%	29.16%
Lord Abbett Growth & Income	9,154	$10.19	$15.39	$116,738	0.94%	0.60%	1.80%	10.07%	11.41%
Lord Abbett Bond Debenture	26,020	$10.84	$21.14	$419,231	6.46%	0.60%	1.80%	10.51%	11.86%
Lord Abbett Mid Cap Stock	5,491	$10.17	$17.98	$83,001	0.64%	0.60%	1.80%	12.48%	13.86%
Lord Abbett Growth Opportunities	1,527	$9.67	$18.89	$27,024	0.00%	0.60%	1.75%	12.10%	13.42%
Lord Abbett Calibrated Dividend Growth	2,726	$10.55	$18.81	$46,058	2.88%	0.60%	1.80%	10.43%	11.78%
Lord Abbett International Opportunities	2,688	$9.41	$18.13	$28,415	1.99%	0.60%	1.75%	18.27%	19.66%

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2012

6.  FINANCIAL HIGHLIGHTS — (Continued)

	As of December 31, 2012				For the Year Ended December 31, 2012
	Units	Unit Fair Value	Unit Fair Value	Net Assets	Investment Income	Expense Ratio		Total Return
Fund Name	(000's)	Lowest	Highest	(000's)	Ratio*	Lowest**	Highest**	Lowest***	Highest***
Lord Abbett Classic Stock	1,445	$10.26	$15.04	$16,718	1.36%	0.60%	1.75%	13.07%	14.40%
Lord Abbett Series Fundamental Equity VC	11,852	$9.98	$12.96	$138,428	0.72%	0.60%	1.75%	8.64%	9.92%
Fidelity Index 500 Portfolio SC2	3,870	$10.96	$17.40	$47,691	2.07%	0.60%	1.75%	13.61%	14.94%
Fidelity Growth Portfolio SC2	198	$11.12	$17.97	$2,576	0.35%	0.60%	1.65%	12.51%	13.71%
Fidelity Contrafund Portfolio SC2	13,169	$10.56	$17.59	$172,073	1.29%	0.60%	1.75%	14.11%	15.44%
Fidelity Mid Cap SC2	14,980	$9.97	$19.65	$194,319	0.53%	0.60%	1.75%	12.56%	13.87%
Fidelity Equity Income SC2	723	$10.44	$17.90	$9,705	2.81%	0.60%	1.65%	15.12%	16.35%
Fidelity Investment Grade Bonds SC2	10,376	$10.60	$14.47	$133,280	2.44%	0.60%	1.75%	3.75%	4.97%
Fidelity Freedom Fund - 2015 Maturity SC2	83	$11.14	$15.30	$1,005	1.69%	0.70%	1.65%	10.06%	11.12%
Fidelity Freedom Fund - 2020 Maturity SC2	134	$10.91	$16.09	$1,803	1.82%	0.60%	1.65%	11.20%	12.39%
Franklin Flex Cap Growth Securities	1,289	$9.93	$15.64	$15,148	0.00%	0.60%	1.75%	7.35%	8.61%
Franklin Income Securities	14,380	$10.66	$17.03	$193,499	6.33%	0.60%	1.75%	10.68%	11.98%
Franklin Rising Dividend Securities	20,911	$11.13	$17.69	$265,972	1.58%	0.60%	1.75%	10.00%	11.29%
Franklin Small-Mid Cap Growth Securities	1,496	$10.00	$18.07	$18,474	0.00%	0.60%	1.75%	8.91%	10.19%
Franklin Small Cap Value Securities CL 2	3,283	$11.24	$14.63	$44,387	0.78%	0.60%	1.75%	16.31%	17.68%
Franklin US Government Fund	37,852	$10.19	$12.80	$434,100	2.55%	0.60%	1.75%	0.10%	1.27%
Templeton Growth Securities	14,526	$9.67	$16.61	$157,762	2.08%	0.60%	1.75%	18.95%	20.34%
Templeton Foreign Securities	10,242	$9.84	$15.91	$120,286	3.01%	0.60%	1.75%	16.16%	17.52%
Templeton Global Bond Securities Fund II	16,099	$10.42	$17.13	$226,777	6.17%	0.60%	1.75%	13.05%	14.37%
Templeton Developing Markets Sec CL2	264	$9.88	$9.94	$2,614	0.19%	0.90%	1.75%	1.88%	1.88	%(a)
Mutual Shares Securities	48,673	$10.32	$16.18	$557,517	2.18%	0.60%	1.75%	12.24%	13.56%
American Asset Allocation Fund Class 2	4,798	$11.57	$16.03	$64,202	1.94%	0.60%	1.70%	14.21%	15.49%
Legg Mason ClearBridge Variable Mid Cap Core II	2,844	$10.51	$14.12	$35,819	0.88%	0.60%	1.75%	15.55%	16.90%
Legg Mason ClearBridge Variable Small Cap Growth II	350	$11.12	$15.55	$4,773	0.14%	0.70%	1.75%	16.88%	18.13%
Legg Mason Dynamic Multi-Strategy VIT Portfolio II	687	$10.09	$10.12	$6,939	3.90%	1.30%	1.75%	1.11%	1.42	%(a)(c)
PIMCO VIT Long-Term US Government Advisor	981	$10.95	$14.27	$12,558	2.05%	0.60%	1.75%	2.50%	3.70%
PIMCO VIT Low Duration Advisor	6,399	$10.22	$11.14	$68,572	1.79%	0.60%	1.75%	3.89%	5.11%
PIMCO VIT Real Return Advisor	20,704	$10.92	$13.03	$249,987	0.93%	0.60%	1.75%	6.74%	7.99%
PIMCO VIT Short-Term Advisor	4,719	$9.95	$10.36	$47,725	0.77%	0.60%	1.75%	0.88%	2.06%
PIMCO VIT Total Return Advisor	60,040	$10.68	$12.04	$692,430	2.47%	0.60%	1.75%	7.57%	8.83%
PIMCO VIT All Asset Advisor	411	$10.68	$10.75	$4,400	7.58%	0.90%	1.75%	6.53%	6.53	%(a)
Royce Capital Fund Micro-Cap SC	1,920	$8.99	$12.74	$21,618	0.00%	0.70%	1.75%	5.57%	6.70%
Royce Capital Fund Small-Cap SC	11,286	$10.34	$13.18	$134,250	0.04%	0.60%	1.75%	10.25%	11.54%

*These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of management fees assessd by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2012

6.  FINANCIAL HIGHLIGHTS — (Continued)

**These ratios represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

***These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total returns for periods of less than one year are not annualized. Product designs within a subaccount with an effective date during the year were excluded from the range of total return for that period unless the subaccount is only offered within the new product design.

(a)  Start date May 1, 2012

(b)  Closed October 26, 2012

(c)  Total return range includes new product designs as subaccount is only offered in the new product designs.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2012

6.  FINANCIAL HIGHLIGHTS — (Continued)

	As of December 31, 2011				For the Year Ended December 31, 2011
	Units	Unit Fair Value	Unit Fair Value	Net Assets	Investment Income	Expense Ratio		Total Return
Fund Name	(000's)	Lowest	Highest	(000's)	Ratio*	Lowest**	Highest**	Lowest***	Highest***
Goldman Sachs Large Cap Value	4,851	$10.49	$20.30	$71,380	1.13%	0.60%	1.80%	–8.72%	–7.61%
Goldman Sachs Strategic International Equity	4,086	$8.74	$14.73	$45,166	3.15%	0.60%	1.80%	–16.57%	–15.56%
Goldman Sachs Structured US Equity	1,831	$9.72	$25.77	$37,339	1.61%	0.60%	1.80%	2.18%	3.42%
Goldman Sachs Structured Small Cap Equity	1,524	$11.22	$27.90	$35,850	0.75%	0.60%	1.80%	–1.13%	0.07%
Goldman Sachs Strategic Growth	2,989	$9.74	$22.19	$42,343	0.42%	0.60%	1.80%	–4.36%	–3.20%
Goldman Sachs Mid Cap Value	748	$14.88	$16.28	$11,673	0.71%	0.60%	1.80%	–8.06%	–6.94%
Goldman Sachs Strategic Growth SC	6,533	$9.40	$14.49	$72,429	0.29%	0.70%	1.75%	–4.51%	–3.54%
Goldman Sachs Large Cap Value Fund SC	14,330	$7.96	$13.03	$128,115	1.30%	0.70%	1.75%	–8.84%	–7.91%
Goldman Sachs Strategic International Equity SC	6,613	$6.94	$12.53	$49,408	3.26%	0.70%	1.75%	–16.56%	–15.76%
Goldman Sachs Structured Small Cap Equity SC	1,906	$11.37	$17.74	$22,611	0.54%	0.70%	1.65%	–1.24%	–0.29%
Goldman Sachs Structured US Equity SC	61	$9.20	$14.86	$786	1.50%	0.70%	1.65%	2.19%	3.17%
Goldman Sachs VIT Growth Opportunities SC	4,755	$9.41	$12.34	$55,346	0.00%	0.60%	1.70%	–5.60%	–4.54%
Goldman Sachs Mid Cap Value SC	4,180	$9.05	$10.30	$42,503	0.90%	0.70%	1.75%	–8.18%	–7.25%
Calvert VP SRI Balanced	136	$11.72	$14.80	$1,948	1.17%	0.70%	1.80%	2.69%	3.84%
MFS Growth Series IC	317	$10.23	$16.59	$4,957	0.19%	0.70%	1.80%	–2.11%	–1.02%
MFS Research IC	530	$11.05	$14.77	$7,498	0.85%	0.70%	1.80%	–2.24%	–1.15%
MFS Investors Trust IC	683	$10.36	$13.86	$8,958	0.90%	0.70%	1.80%	–3.94%	–2.86%
MFS Total Return IC	2,112	$15.57	$18.92	$37,517	2.53%	0.70%	1.80%	–0.05%	1.06%
MFS New Discovery IC	132	$17.94	$23.59	$2,938	0.00%	0.70%	1.80%	–11.88%	–10.89%
MFS Utilities IC	232	$23.57	$25.94	$5,840	3.20%	0.70%	1.80%	4.87%	6.04%
MFS Investors Growth Stock IC	379	$6.54	$7.44	$2,612	0.54%	0.70%	1.80%	–1.23%	–0.12%
MFS Growth Series SC	1,117	$9.43	$16.24	$15,716	0.02%	0.60%	1.80%	–2.34%	–1.15%
MFS Research SC	252	$9.49	$14.93	$3,279	0.66%	0.60%	1.75%	–2.37%	–1.28%
MFS Investors Trust SC	2,944	$9.30	$13.88	$36,771	0.84%	0.60%	1.80%	–4.17%	–3.00%
MFS Total Return SC	5,387	$9.78	$18.51	$80,275	2.40%	0.60%	1.80%	–0.24%	0.98%
MFS New Discovery SC	3,072	$8.39	$23.08	$59,039	0.00%	0.60%	1.80%	–12.10%	–11.03%
MFS Utilities SC	1,662	$9.62	$25.37	$34,035	3.16%	0.60%	1.80%	4.60%	5.87%
MFS Investors Growth Stock SC	7,725	$6.40	$14.96	$58,494	0.26%	0.60%	1.80%	–1.43%	–0.23%
MFS VIT Research Bond SC	24,788	$10.10	$11.33	$275,699	2.88%	0.60%	1.75%	4.68%	5.84%
MFS VIT Value SC	14,747	$9.59	$11.43	$162,861	1.41%	0.60%	1.75%	–2.15%	–1.06%
Oppenheimer Money Fund/VA	57,856	$0.97	$11.22	$75,329	0.01%	0.60%	1.80%	–1.78%	–0.59%
Oppenheimer Small & Mid Cap Fund/VA	221	$9.35	$13.42	$2,878	0.00%	0.70%	1.80%	–0.72%	0.39%
Oppenheimer Capital Appreciation Fund/VA	675	$10.98	$16.23	$10,037	0.38%	0.70%	1.80%	–2.92%	–1.84%
Oppenheimer Main Street Fund/VA	974	$10.25	$13.55	$12,467	0.88%	0.70%	1.80%	–1.81%	–0.71%
Oppenheimer Global Strategic Income Fund/VA	1,198	$18.16	$20.11	$22,886	3.43%	0.70%	1.80%	–0.95%	0.15%
Oppenheimer Global Securites Fund/VA	546	$18.62	$23.60	$11,939	1.29%	0.70%	1.80%	–9.94%	–8.93%
Oppenheimer High Income Fund/VA	339	$3.77	$4.03	$1,338	9.28%	0.70%	1.80%	–4.09%	–3.02%
Oppenheimer Small & Mid Cap Fund/VA SC	79	$8.90	$16.56	$951	0.00%	0.60%	1.80%	–0.97%	0.23%
Oppenheimer Capital Appreciation Fund/VA SC	2,762	$9.37	$15.90	$32,178	0.11%	0.60%	1.80%	–3.14%	–1.96%
Oppenheimer Main Street Fund/VA SC	721	$9.75	$14.78	$9,079	0.52%	0.60%	1.80%	–2.10%	–0.91%

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2012

6.  FINANCIAL HIGHLIGHTS — (Continued)

	As of December 31, 2011				For the Year Ended December 31, 2011
	Units	Unit Fair Value	Unit Fair Value	Net Assets	Investment Income	Expense Ratio		Total Return
Fund Name	(000's)	Lowest	Highest	(000's)	Ratio*	Lowest**	Highest**	Lowest***	Highest***
Oppenheimer Global Strategic Income Fund/VA SC	14,618	$9.48	$19.68	$244,206	2.44%	0.60%	1.80%	–1.16%	0.05%
Oppenheimer Global Securites Fund/VA SC	11,057	$8.73	$23.13	$205,559	0.82%	0.60%	1.80%	–10.17%	–9.07%
Oppenheimer High Income Fund/VA SC	369	$3.21	$14.57	$1,555	9.93%	0.60%	1.80%	–4.30%	–3.14%
Van Eck Global Hard Asset	7	$40.03	$42.74	$304	1.24%	1.25%	1.80%	–17.95%	–17.49%
Invesco Van Kampen VI Capital Growth	1,327	$4.65	$5.29	$6,599	0.00%	0.70%	1.80%	–7.86%	–6.83%
Invesco Van Kampen VI Comstock	2,679	$14.50	$16.49	$41,576	1.68%	0.70%	1.80%	–3.60%	–2.53%
Invesco Van Kampen VI Growth & Income	3,264	$13.14	$14.94	$45,833	1.20%	0.70%	1.80%	–3.77%	–2.69%
Invesco Van Kampen VI Mid-Cap Growth II	2,587	$5.45	$16.67	$28,681	0.00%	0.60%	1.80%	–10.99%	–9.90%
Invesco Van Kampen VI Equity and Income II	9,741	$9.56	$15.68	$141,743	1.71%	0.60%	1.80%	–3.07%	–1.89%
Invesco Van Kampen VI Government II	—	$—	$—	$—	13.06%	0.60%	1.80%	0.46%	0.86	%(b)
Invesco Van Kampen VI Capital Growth II	579	$4.56	$15.92	$3,856	0.00%	0.60%	1.80%	–8.07%	–6.95%
Invesco Van Kampen VI Comstock II	10,576	$9.37	$16.14	$156,807	1.27%	0.60%	1.80%	–3.86%	–2.69%
Invesco Van Kampen VI Growth & Income II	19,913	$9.48	$14.61	$272,251	1.19%	0.60%	1.80%	–4.01%	–2.85%
Invesco Van Kampen VI Global Tactical Asset Alloc II	—	$—	$—	$—	1.41%	0.60%	1.70%	3.01%	3.38	%(b)
Invesco Van Kampen VI International Growth Equity II	—	$—	$—	$—	10.41%	0.60%	1.65%	8.88%	9.26	%(b)
Invesco Van Kampen VI Mid Cap Value II	177	$9.56	$12.70	$2,171	0.72%	0.60%	1.75%	–0.83%	0.22%
Invesco VI Balanced Risk Allocation II	542	$10.31	$12.21	$6,410	0.00%	0.60%	1.75%	5.58%	6.36	%(a)
Invesco VI Government Securities II	10,539	$10.16	$10.73	$112,899	0.00%	0.60%	1.80%	5.35%	6.20	%(a)
Invesco VI International Growth II	613	$8.70	$8.77	$5,353	0.00%	0.60%	1.65%	–16.04%	–15.44	%(a)
UIF Global Real Estate II	751	$8.50	$16.06	$7,311	3.29%	0.60%	1.75%	–11.68%	–10.69%
Lord Abbett Growth & Income	10,172	$9.25	$13.84	$117,661	0.72%	0.60%	1.80%	–7.77%	–6.64%
Lord Abbett Bond Debenture	17,605	$9.80	$18.92	$291,184	6.48%	0.60%	1.80%	2.51%	3.76%
Lord Abbett Mid Cap Value	6,435	$9.04	$15.82	$86,373	0.20%	0.60%	1.80%	–5.73%	–4.59%
Lord Abbett Growth Opportunities	1,614	$8.65	$16.67	$25,880	0.00%	0.60%	1.70%	–11.57%	–10.59%
Lord Abbett Capital Structure	3,127	$9.54	$16.84	$48,403	2.64%	0.60%	1.80%	–1.60%	–0.40%
Lord Abbett International Opportunities	2,783	$7.95	$15.18	$24,685	0.98%	0.60%	1.75%	–17.11%	–16.22%
Lord Abbett Classic Stock	910	$9.07	$13.18	$9,655	0.81%	0.60%	1.65%	–9.66%	–8.70%
Lord Abbett Series Fundamental Equity VC	6,277	$9.18	$11.79	$71,068	0.29%	0.60%	1.75%	–6.11%	–5.06%
Fidelity Index 500 Portfolio SC2	3,075	$9.65	$15.17	$34,615	1.92%	0.60%	1.75%	0.06%	1.18%
Fidelity Growth Portfolio SC2	239	$9.88	$15.83	$2,727	0.12%	0.60%	1.65%	–1.68%	–0.63%
Fidelity Contrafund Portfolio SC2	9,977	$9.26	$15.26	$119,890	0.88%	0.60%	1.75%	–4.43%	–3.37%
Fidelity Mid Cap SC2	6,959	$8.86	$17.33	$93,489	0.03%	0.60%	1.75%	–12.36%	–11.39%
Fidelity Equity Income SC2	848	$9.07	$15.41	$9,782	2.29%	0.60%	1.65%	–1.00%	0.05%
Fidelity Investment Grade Bonds SC2	7,383	$10.13	$13.85	$95,617	3.39%	0.60%	1.75%	5.22%	6.40%
Fidelity Freedom Fund - 2015 Maturity SC2	91	$10.12	$13.79	$996	1.84%	0.70%	1.65%	–2.15%	–1.21%
Fidelity Freedom Fund - 2020 Maturity SC2	139	$9.81	$14.34	$1,670	1.95%	0.60%	1.65%	–2.87%	–1.83%
Franklin Flex Cap Growth Securities	1,022	$9.25	$14.43	$11,462	0.00%	0.60%	1.75%	–6.42%	–5.37%
Franklin Income Securities	11,892	$9.64	$15.24	$150,680	5.65%	0.60%	1.75%	0.65%	1.77%
Franklin Rising Dividend Securities	15,496	$10.12	$15.93	$185,418	1.50%	0.60%	1.75%	4.20%	5.36%

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2012

6.  FINANCIAL HIGHLIGHTS — (Continued)

	As of December 31, 2011				For the Year Ended December 31, 2011
	Units	Unit Fair Value	Unit Fair Value	Net Assets	Investment Income	Expense Ratio		Total Return
Fund Name	(000's)	Lowest	Highest	(000's)	Ratio*	Lowest**	Highest**	Lowest***	Highest***
Franklin Small-Mid Cap Growth Securities	1,210	$9.19	$16.43	$14,220	0.00%	0.60%	1.75%	–6.44%	–5.40%
Franklin Small Cap Value Securities CL 2	2,636	$9.66	$12.43	$31,288	0.67%	0.60%	1.75%	–5.39%	–4.34%
Franklin US Government Fund	22,659	$10.10	$12.64	$270,669	3.14%	0.60%	1.75%	3.89%	5.05%
Templeton Growth Securities	12,715	$8.12	$13.83	$115,070	1.30%	0.60%	1.75%	–8.55%	–7.53%
Templeton Foreign Securities	9,254	$8.47	$13.56	$93,795	1.70%	0.60%	1.75%	–12.15%	–11.17%
Templeton Global Bond Securities Fund II	9,357	$9.21	$14.97	$130,435	5.43%	0.60%	1.75%	–2.55%	–1.46%
Mutual Shares Securities	37,146	$9.18	$14.27	$380,902	2.58%	0.60%	1.75%	–2.72%	–1.63%
American Asset Allocation Fund Class 2	4,795	$10.04	$13.91	$56,603	2.03%	0.60%	1.70%	–0.42%	0.69%
Legg Mason ClearBridge Variable Mid Cap Core II	1,524	$9.10	$12.08	$17,750	0.00%	0.60%	1.75%	–5.77%	–4.72%
Legg Mason ClearBridge Variable Small Cap Growth II	169	$9.53	$13.17	$2,110	0.00%	0.70%	1.65%	–0.65%	0.30%
PIMCO VIT Long-Term US Government Advisor	547	$10.59	$13.79	$7,144	2.54%	0.60%	1.75%	25.55%	26.94%
PIMCO VIT Low Duration Advisor	3,962	$9.84	$10.60	$41,152	1.56%	0.60%	1.75%	–0.70%	0.40%
PIMCO VIT Real Return Advisor	11,142	$10.15	$12.07	$131,420	1.86%	0.60%	1.75%	9.67%	10.89%
PIMCO VIT Short-Term Advisor	2,725	$9.86	$10.15	$27,210	0.85%	0.60%	1.75%	–1.29%	–0.19%
PIMCO VIT Total Return Advisor	39,540	$9.93	$11.06	$429,278	2.55%	0.60%	1.75%	1.75%	2.88%
Royce Capital Fund Micro-Cap SC	1,124	$8.52	$11.96	$12,807	3.55%	0.60%	1.75%	–13.74%	–12.78%
Royce Capital Fund Small-Cap SC	6,047	$9.38	$11.81	$68,884	0.42%	0.60%	1.75%	–5.19%	–4.13%

*These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of management fees assessd by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests.

**These ratios represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

***These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total returns for periods of less than one year are not annualized. Product designs within a subaccount with an effective date during the year were excluded from the range of total return for that period unless the subaccount is only offered within the new product design.

(a)  Start date May 2, 2011

(b)  Closed April 29, 2011

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2012

6.  FINANCIAL HIGHLIGHTS — (Continued)

	As of December 31, 2010				For the Year Ended December 31, 2010
	Units	Unit Fair Value	Unit Fair Value	Net Assets	Investment Income	Expense Ratio		Total Return
Fund Name	(000's)	Lowest	Highest	(000's)	Ratio*	Lowest**	Highest**	Lowest***	Highest***
Goldman Sachs Large Cap Value	5,955	$11.41	$22.11	$95,354	0.77%	0.60%	1.80%	9.20%	10.53%
Goldman Sachs Strategic International Equity	4,726	$10.40	$17.56	$62,541	1.48%	0.60%	1.80%	8.38%	9.70%
Goldman Sachs Structured US Equity	2,229	$9.44	$25.08	$44,113	1.41%	0.60%	1.80%	10.82%	12.17%
Goldman Sachs Structured Small Cap Equity	1,918	$11.33	$28.06	$45,185	0.53%	0.60%	1.80%	27.78%	29.34%
Goldman Sachs Strategic Growth	3,559	$10.11	$23.07	$52,655	0.41%	0.60%	1.80%	8.75%	10.07%
Goldman Sachs Mid Cap Value	916	$16.18	$17.51	$15,415	0.66%	0.60%	1.80%	22.76%	24.25%
Goldman Sachs Strategic Growth SC	2,907	$10.03	$15.04	$34,837	0.35%	0.70%	1.70%	8.68%	9.72%
Goldman Sachs Large Cap Value Fund SC	9,323	$8.72	$14.17	$88,482	0.76%	0.70%	1.70%	9.06%	10.11%
Goldman Sachs Strategic International Equity SC	6,375	$8.30	$14.89	$56,109	1.35%	0.70%	1.65%	8.27%	9.32%
Goldman Sachs Structured Small Cap Equity SC	2,223	$11.51	$17.81	$26,462	0.32%	0.70%	1.65%	27.73%	28.96%
Goldman Sachs Structured US Equity SC	66	$9.00	$14.42	$827	1.38%	0.70%	1.65%	10.75%	11.81%
Goldman Sachs VIT Growth Opportunities SC	1,404	$11.01	$12.93	$17,346	0.00%	0.60%	1.70%	17.40%	18.65%
Goldman Sachs Mid Cap Value SC	1,068	$11.02	$11.11	$11,820	1.13%	0.70%	1.70%	7.45%	8.14	%(a)
Calvert VP SRI Balanced	175	$11.34	$14.33	$2,435	1.37%	0.70%	1.80%	9.58%	10.81%
MFS Growth Series IC	360	$10.37	$16.85	$5,745	0.12%	0.70%	1.80%	13.27%	14.53%
MFS Research IC	609	$11.22	$15.03	$8,787	0.95%	0.70%	1.80%	13.82%	15.09%
MFS Investors Trust IC	871	$10.70	$14.34	$11,833	1.22%	0.70%	1.80%	9.10%	10.32%
MFS Total Return IC	2,602	$15.47	$18.82	$46,005	2.82%	0.70%	1.80%	7.95%	9.16%
MFS New Discovery IC	145	$20.22	$26.62	$3,647	0.00%	0.70%	1.80%	33.89%	35.38%
MFS Utilities IC	268	$22.32	$24.59	$6,398	3.36%	0.70%	1.80%	11.76%	13.01%
MFS Investors Growth Stock IC	451	$6.63	$7.45	$3,124	0.48%	0.70%	1.80%	10.45%	11.69%
MFS Growth Series SC	448	$10.18	$16.54	$6,377	0.00%	0.60%	1.80%	12.96%	14.33%
MFS Research SC	205	$11.01	$15.16	$2,721	0.63%	0.60%	1.80%	13.57%	14.95%
MFS Investors Trust SC	1,345	$10.51	$14.33	$17,655	0.72%	0.60%	1.80%	8.89%	10.22%
MFS Total Return SC	5,583	$12.13	$18.45	$81,959	2.52%	0.60%	1.80%	7.66%	8.98%
MFS New Discovery SC	1,964	$15.65	$26.11	$41,808	0.00%	0.60%	1.80%	33.50%	35.13%
MFS Utilities SC	1,190	$15.08	$24.12	$23,103	2.77%	0.60%	1.80%	11.47%	12.83%
MFS Investors Growth Stock SC	8,583	$6.50	$15.02	$65,193	0.28%	0.60%	1.80%	10.14%	11.48%
MFS VIT Research Bond SC	10,863	$10.34	$10.70	$115,145	1.62%	0.60%	1.70%	5.44%	6.56%
MFS VIT Value SC	6,297	$10.42	$11.55	$71,364	0.69%	0.60%	1.70%	9.38%	10.55%
Oppenheimer Money Fund/VA	32,570	$0.98	$11.28	$48,336	0.03%	0.60%	1.80%	–1.77%	–0.57%
Oppenheimer Small & Mid Cap Fund/VA	258	$9.33	$13.44	$3,367	0.00%	0.70%	1.80%	25.18%	26.57%
Oppenheimer Capital Appreciation Fund/VA	825	$11.24	$16.63	$12,572	0.19%	0.70%	1.80%	7.45%	8.65%
Oppenheimer Main Street Fund/VA	1,195	$10.37	$13.72	$15,501	1.15%	0.70%	1.80%	14.02%	15.30%
Oppenheimer Global Strategic Income Fund/VA	1,556	$18.34	$20.08	$29,884	8.72%	0.70%	1.80%	12.90%	14.16%
Oppenheimer Global Securites Fund/VA	635	$20.53	$26.06	$15,359	1.48%	0.70%	1.80%	13.88%	15.15%
Oppenheimer High Income Fund/VA	413	$3.94	$4.18	$1,692	6.61%	0.70%	1.80%	12.75%	14.01%
Oppenheimer Small & Mid Cap Fund/VA SC	92	$8.92	$16.55	$1,098	0.00%	0.60%	1.80%	24.88%	26.40%
Oppenheimer Capital Appreciation Fund/VA SC	2,976	$10.83	$16.32	$35,135	0.00%	0.60%	1.80%	7.18%	8.49%
Oppenheimer Main Street Fund/VA SC	567	$10.23	$14.95	$7,180	0.82%	0.60%	1.80%	13.75%	15.13%

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2012

6.  FINANCIAL HIGHLIGHTS — (Continued)

	As of December 31, 2010				For the Year Ended December 31, 2010
	Units	Unit Fair Value	Unit Fair Value	Net Assets	Investment Income	Expense Ratio		Total Return
Fund Name	(000's)	Lowest	Highest	(000's)	Ratio*	Lowest**	Highest**	Lowest***	Highest***
Oppenheimer Global Strategic Income Fund/VA SC	10,112	$12.33	$19.69	$168,404	7.14%	0.60%	1.80%	12.71%	14.08%
Oppenheimer Global Securites Fund/VA SC	6,064	$15.02	$25.61	$115,021	0.76%	0.60%	1.80%	13.63%	15.01%
Oppenheimer High Income Fund/VA SC	519	$3.35	$15.08	$2,207	6.13%	0.60%	1.80%	12.39%	13.76%
Van Eck Global Hard Asset	8	$48.79	$51.80	$413	0.40%	1.25%	1.80%	26.91%	27.62%
Invesco Van Kampen VI Capital Growth	1,649	$5.05	$5.68	$8,845	0.00%	0.70%	1.80%	17.69%	19.01%
Invesco Van Kampen VI Comstock	3,296	$15.05	$16.92	$52,709	0.14%	0.70%	1.80%	13.89%	15.17%
Invesco Van Kampen VI Growth & Income	3,985	$13.65	$15.35	$57,789	0.11%	0.70%	1.80%	10.49%	11.73%
Invesco Van Kampen VI Mid-Cap Growth II	2,525	$6.12	$18.54	$32,256	0.00%	0.60%	1.80%	24.99%	26.51%
Invesco Van Kampen VI Equity and Income II	8,390	$13.02	$16.00	$126,004	1.95%	0.60%	1.80%	10.02%	11.36%
Invesco Van Kampen VI Government II	10,283	$10.33	$12.36	$121,331	0.20%	0.60%	1.80%	3.00%	4.26%
Invesco Van Kampen VI Capital Growth II	712	$4.96	$17.14	$4,957	0.00%	0.60%	1.80%	17.42%	18.85%
Invesco Van Kampen VI Comstock II	8,739	$12.20	$16.60	$132,160	0.12%	0.60%	1.80%	13.62%	15.00%
Invesco Van Kampen VI Growth & Income II	12,090	$12.72	$15.05	$173,470	0.08%	0.60%	1.80%	10.18%	11.52%
Invesco Van Kampen VI Global Tactical Asset Alloc II	265	$10.61	$11.11	$2,909	0.07%	0.60%	1.70%	7.52%	8.67%
Invesco Van Kampen VI International Growth Equity II	524	$8.11	$15.71	$6,235	1.45%	0.60%	1.65%	8.09%	9.24%
Invesco Van Kampen VI Mid Cap Value II	56	$10.88	$12.66	$708	0.59%	0.70%	1.65%	20.17%	21.33%
UIF Global Real Estate II	322	$9.70	$18.02	$3,662	9.30%	0.60%	1.65%	20.30%	21.58%
Lord Abbett Growth & Income	10,732	$11.47	$14.85	$133,652	0.57%	0.60%	1.80%	15.30%	16.71%
Lord Abbett Bond Debenture	13,248	$13.79	$18.25	$212,055	6.91%	0.60%	1.80%	10.30%	11.64%
Lord Abbett Mid Cap Value	7,525	$13.20	$16.61	$106,259	0.39%	0.60%	1.80%	23.18%	24.68%
Lord Abbett Growth Opportunities	1,759	$15.30	$18.66	$31,709	0.00%	0.60%	1.70%	20.84%	22.19%
Lord Abbett Capital Structure	3,552	$13.74	$16.93	$55,469	2.80%	0.60%	1.80%	12.71%	14.08%
Lord Abbett International Opportunities	2,681	$9.59	$18.15	$28,689	0.85%	0.60%	1.65%	19.23%	20.49%
Lord Abbett Classic Stock	700	$10.04	$14.46	$8,372	0.52%	0.60%	1.65%	12.24%	13.43%
Lord Abbett Series Fundamental Equity VC	2,432	$10.84	$12.42	$29,582	0.62%	0.60%	1.70%	17.07%	18.31%
Fidelity Index 500 Portfolio SC2	2,659	$9.86	$15.02	$29,411	1.87%	0.60%	1.70%	12.84%	14.04%
Fidelity Growth Portfolio SC2	264	$10.05	$15.96	$3,060	0.03%	0.60%	1.65%	21.82%	23.12%
Fidelity Contrafund Portfolio SC2	8,209	$10.43	$15.83	$100,516	1.13%	0.60%	1.70%	15.00%	16.23%
Fidelity Mid Cap SC2	3,915	$11.60	$19.65	$59,281	0.16%	0.60%	1.70%	26.45%	27.80%
Fidelity Equity Income SC2	897	$9.16	$15.44	$10,375	1.62%	0.60%	1.65%	13.03%	14.23%
Fidelity Investment Grade Bonds SC2	5,791	$10.38	$13.07	$71,030	3.78%	0.60%	1.70%	5.78%	6.90%
Fidelity Freedom Fund - 2015 Maturity SC2	91	$10.34	$13.97	$1,019	2.08%	0.70%	1.65%	10.93%	12.00%
Fidelity Freedom Fund - 2020 Maturity SC2	144	$10.10	$14.64	$1,755	2.11%	0.60%	1.65%	12.45%	13.64%
Franklin Flex Cap Growth Securities	667	$10.64	$15.28	$8,296	0.00%	0.60%	1.65%	14.28%	15.50%
Franklin Income Securities	10,473	$10.69	$15.00	$131,216	6.61%	0.60%	1.70%	10.82%	12.00%
Franklin Rising Dividend Securities	11,557	$10.28	$15.15	$134,159	1.57%	0.60%	1.70%	18.66%	19.92%
Franklin Small-Mid Cap Growth Securities	889	$10.87	$17.41	$11,368	0.00%	0.60%	1.70%	25.52%	26.86%

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2012

6.  FINANCIAL HIGHLIGHTS — (Continued)

	As of December 31, 2010				For the Year Ended December 31, 2010
	Units	Unit Fair Value	Unit Fair Value	Net Assets	Investment Income	Expense Ratio		Total Return
Fund Name	(000's)	Lowest	Highest	(000's)	Ratio*	Lowest**	Highest**	Lowest***	Highest***
Franklin Small Cap Value Securities CL 2	1,049	$11.16	$12.99	$13,258	0.58%	0.60%	1.70%	26.11%	27.45%
Franklin US Government Fund	14,678	$10.25	$12.03	$166,068	3.10%	0.60%	1.70%	3.55%	4.65%
Templeton Growth Securities	7,507	$8.87	$14.98	$77,256	1.30%	0.60%	1.70%	5.63%	6.75%
Templeton Foreign Securities	6,895	$10.56	$15.30	$79,883	1.86%	0.60%	1.70%	6.62%	7.76%
Templeton Global Bond Securities Fund II	5,210	$10.45	$15.20	$74,467	1.35%	0.60%	1.70%	12.26%	13.46%
Mutual Shares Securities	21,814	$9.43	$14.54	$238,074	1.75%	0.60%	1.70%	9.36%	10.53%
American Asset Allocation Fund Class 2	3,823	$10.17	$13.84	$46,593	2.32%	0.60%	1.70%	10.99%	11.83%
Legg Mason ClearBridge Variable Mid Cap Core II	569	$11.24	$12.68	$7,107	0.00%	0.60%	1.70%	20.05%	21.33%
Legg Mason ClearBridge Variable Small Cap Growth II	69	$11.52	$13.13	$886	0.00%	0.70%	1.65%	22.68%	23.86%
PIMCO VIT Long-Term US Government Advisor	255	$10.31	$10.89	$2,652	3.32%	0.60%	1.65%	9.66%	10.83%
PIMCO VIT Low Duration Advisor	1,665	$10.18	$10.55	$17,384	1.64%	0.60%	1.70%	3.45%	4.55%
PIMCO VIT Real Return Advisor	4,217	$10.48	$10.88	$45,415	1.23%	0.60%	1.70%	6.22%	7.35%
PIMCO VIT Short-Term Advisor	1,351	$9.99	$10.17	$13,615	0.78%	0.60%	1.70%	0.33%	1.40%
PIMCO VIT Total Return Advisor	17,262	$10.40	$10.75	$183,821	2.32%	0.60%	1.70%	6.22%	7.35%
Royce Capital Fund Micro-Cap SC	379	$11.84	$13.72	$5,087	3.38%	0.60%	1.70%	27.76%	29.12%
Royce Capital Fund Small-Cap SC	2,343	$10.97	$12.32	$28,364	0.23%	0.60%	1.70%	18.28%	19.54%

*These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of management fees assessd by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests.

**These ratios represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

***These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total returns for periods of less than one year are not annualized. Product designs within a subaccount with an effective date during the year were excluded from the range of total return for that period unless the subaccount is only offered within the new product design.

(a)  Start date May 3, 2010

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2012

6.  FINANCIAL HIGHLIGHTS — (Continued)

	As of December 31, 2009				For the Year Ended December 31, 2009
	Units	Unit Fair Value	Unit Fair Value	Net Assets	Investment Income	Expense Ratio		Total Return
Fund Name	(000's)	Lowest	Highest	(000's)	Ratio*	Lowest**	Highest**	Lowest***	Highest***
Goldman Sachs Large Cap Value	7,050	$10.38	$20.14	$102,665	1.70%	0.60%	1.80%	16.19%	17.61%
Goldman Sachs Strategic International Equity	5,461	$9.53	$16.11	$66,642	1.80%	0.60%	1.80%	26.37%	27.92%
Goldman Sachs Structured US Equity	2,664	$8.46	$22.51	$47,291	1.93%	0.60%	1.80%	18.97%	20.42%
Goldman Sachs Structured Small Cap Equity	2,335	$8.86	$21.84	$42,564	1.15%	0.60%	1.80%	25.38%	26.91%
Goldman Sachs Strategic Growth	4,222	$9.23	$21.10	$57,200	0.44%	0.60%	1.80%	45.09%	46.86%
Goldman Sachs Mid Cap Value	1,113	$13.16	$14.10	$15,140	1.78%	0.60%	1.80%	30.76%	32.35%
Goldman Sachs Strategic Growth SC	780	$9.22	$13.72	$8,455	0.35%	0.70%	1.65%	45.07%	46.47%
Goldman Sachs Large Cap Value Fund SC	7,182	$7.99	$12.88	$59,900	2.26%	0.70%	1.65%	15.93%	17.04%
Goldman Sachs Strategic International Equity SC	6,034	$7.66	$13.63	$47,605	2.10%	0.70%	1.65%	26.25%	27.47%
Goldman Sachs Structured Small Cap Equity SC	2,494	$9.00	$13.83	$23,015	1.32%	0.70%	1.65%	25.17%	26.37%
Goldman Sachs Structured US Equity SC	54	$8.12	$12.91	$610	4.36%	0.70%	1.65%	18.90%	20.05%
Goldman Sachs VIT Growth Opportunities SC	15	$10.87	$10.89	$160	0.00%	0.70%	1.65%	10.97%	11.14	%(a)
Calvert VP SRI Balanced	197	$10.27	$13.01	$2,500	2.09%	0.70%	1.80%	23.60%	24.98%
MFS Growth Series IC	445	$9.09	$14.79	$6,223	0.33%	0.70%	1.80%	35.20%	36.71%
MFS Research IC	771	$9.79	$13.13	$9,740	1.54%	0.70%	1.80%	28.20%	29.63%
MFS Investors Trust IC	1,081	$9.74	$13.07	$13,402	1.75%	0.70%	1.80%	24.62%	26.01%
MFS Total Return IC	3,124	$14.23	$17.34	$50,952	3.96%	0.70%	1.80%	15.91%	17.20%
MFS New Discovery IC	166	$15.00	$19.78	$3,135	0.00%	0.70%	1.80%	60.25%	62.04%
MFS Utilities IC	352	$19.83	$21.88	$7,500	5.24%	0.70%	1.80%	30.82%	32.29%
MFS Investors Growth Stock IC	608	$6.00	$6.67	$3,807	0.74%	0.70%	1.80%	37.05%	38.58%
MFS Growth Series SC	361	$8.95	$14.56	$4,399	0.02%	0.60%	1.80%	34.86%	36.50%
MFS Research SC	146	$9.63	$13.21	$1,692	1.12%	0.60%	1.80%	27.86%	29.42%
MFS Investors Trust SC	401	$9.58	$13.03	$4,690	1.04%	0.60%	1.80%	24.28%	25.80%
MFS Total Return SC	5,167	$11.25	$17.05	$70,091	3.11%	0.60%	1.80%	15.61%	17.02%
MFS New Discovery SC	1,226	$12.22	$19.45	$18,647	0.00%	0.60%	1.80%	59.99%	61.95%
MFS Utilities SC	703	$13.44	$21.52	$12,561	4.02%	0.60%	1.80%	30.48%	32.07%
MFS Investors Growth Stock SC	8,802	$5.90	$13.50	$59,428	0.39%	0.60%	1.80%	36.60%	38.26%
MFS VIT Research Bond SC	512	$10.02	$10.04	$5,135	0.00%	0.60%	1.65%	0.15%	0.32	%(a)
MFS VIT Value SC	313	$10.43	$10.45	$3,269	0.00%	0.60%	1.65%	6.09%	6.27	%(a)
Oppenheimer Money Fund/VA	26,031	$0.99	$11.35	$39,701	0.39%	0.60%	1.80%	–1.48%	–0.28%
Oppenheimer Small & Mid Cap Fund/VA	307	$7.38	$10.68	$3,184	0.00%	0.70%	1.80%	30.22%	31.68%
Oppenheimer Capital Appreciation Fund/VA	1,023	$10.38	$15.39	$14,414	0.34%	0.70%	1.80%	41.92%	43.51%
Oppenheimer Main Street Fund/VA	1,463	$9.03	$11.96	$16,591	2.03%	0.70%	1.80%	25.98%	27.39%
Oppenheimer Global Strategic Income Fund/VA	1,886	$16.24	$17.59	$31,922	0.55%	0.70%	1.80%	16.69%	18.00%
Oppenheimer Global Securites Fund/VA	745	$17.90	$22.76	$15,790	2.41%	0.70%	1.80%	37.26%	38.79%
Oppenheimer High Income Fund/VA	501	$3.49	$3.69	$1,809	0.00%	0.70%	1.80%	23.07%	24.44%
Oppenheimer Small & Mid Cap Fund/VA SC	108	$7.09	$13.12	$1,009	0.00%	0.60%	1.80%	29.88%	31.47%
Oppenheimer Capital Appreciation Fund/VA SC	3,074	$10.09	$15.14	$33,237	0.00%	0.60%	1.80%	41.56%	43.29%
Oppenheimer Main Street Fund/VA SC	490	$8.93	$13.01	$5,321	1.44%	0.60%	1.80%	25.69%	27.23%

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2012

6.  FINANCIAL HIGHLIGHTS — (Continued)

	As of December 31, 2009				For the Year Ended December 31, 2009
	Units	Unit Fair Value	Unit Fair Value	Net Assets	Investment Income	Expense Ratio		Total Return
Fund Name	(000's)	Lowest	Highest	(000's)	Ratio*	Lowest**	Highest**	Lowest***	Highest***
Oppenheimer Global Strategic Income Fund/VA SC	6,748	$10.86	$17.28	$103,033	0.18%	0.60%	1.80%	16.28%	17.70%
Oppenheimer Global Securites Fund/VA SC	2,125	$13.13	$22.41	$33,272	1.82%	0.60%	1.80%	36.85%	38.52%
Oppenheimer High Income Fund/VA SC	669	$2.97	$13.28	$2,444	0.00%	0.60%	1.80%	23.69%	25.20%
Van Eck Global Hard Asset	13	$38.44	$40.59	$493	0.24%	1.25%	1.80%	54.70%	55.57%
Van Eck VIP Real Estate	—	$—	$—	$—	0.00%	0.70%	1.80%	40.81%	42.38	%(b)
Invesco Van Kampen VI Capital Growth	2,047	$4.29	$4.77	$9,270	0.11%	0.70%	1.80%	63.09%	64.91%
Invesco Van Kampen VI Comstock	4,098	$13.21	$14.69	$57,187	4.87%	0.70%	1.80%	26.47%	27.88%
Invesco Van Kampen VI Growth & Income	4,887	$12.36	$13.74	$63,791	4.16%	0.70%	1.80%	22.13%	23.50%
Invesco Van Kampen VI Mid-Cap Growth II	981	$4.89	$14.68	$8,186	0.00%	0.60%	1.80%	53.56%	55.44%
Invesco Van Kampen VI Equity and Income II	7,483	$11.76	$14.38	$102,699	2.80%	0.60%	1.80%	20.29%	21.75%
Invesco Van Kampen VI Government II	10,640	$9.99	$11.85	$121,179	6.06%	0.60%	1.80%	–0.95%	0.26%
Invesco Van Kampen VI Capital Growth II	837	$4.22	$14.45	$4,993	0.00%	0.60%	1.80%	62.67%	64.65%
Invesco Van Kampen VI Comstock II	7,520	$10.66	$14.45	$97,953	4.32%	0.60%	1.80%	26.10%	27.64%
Invesco Van Kampen VI Growth & Income II	6,303	$11.47	$13.51	$81,924	3.61%	0.60%	1.80%	21.88%	23.37%
Invesco Van Kampen VI Global Tactical Asset Alloc II	6	$10.20	$10.22	$59	2.84%	0.80%	1.65%	3.26%	3.36	%(a)
Invesco Van Kampen VI International Growth Equity II	486	$7.51	$14.41	$5,061	0.58%	0.60%	1.65%	34.29%	35.72%
Invesco Van Kampen VI Mid Cap Value II	—	$10.41	$10.43	$4	0.00%	0.80%	1.65%	7.18%	7.18	%(a)(c)
Van Kampen Enterprise	—	$—	$—	$—	3.83%	0.70%	1.80%	1.28%	2.41	%(b)
Van Kampen Enterprise II	—	$—	$—	$—	2.54%	0.60%	1.80%	1.14%	2.37	%(b)
UIF Global Real Estate II	118	$8.06	$14.85	$1,135	0.01%	0.70%	1.65%	39.09%	40.43%
Lord Abbett Growth & Income	10,957	$9.94	$12.75	$115,999	1.02%	0.60%	1.80%	16.76%	18.19%
Lord Abbett Bond Debenture	9,841	$12.45	$16.37	$145,488	7.64%	0.60%	1.80%	31.90%	33.50%
Lord Abbett Mid Cap Value	8,794	$10.68	$13.35	$99,744	0.51%	0.60%	1.80%	24.34%	25.86%
Lord Abbett Growth Opportunities	1,909	$12.66	$15.29	$28,263	0.00%	0.60%	1.80%	42.93%	44.67%
Lord Abbett Capital Structure	3,890	$12.11	$14.85	$53,743	3.59%	0.60%	1.80%	21.19%	22.67%
Lord Abbett International Opportunities	2,418	$8.04	$15.10	$20,445	1.92%	0.60%	1.65%	45.44%	46.99%
Lord Abbett Classic Stock	404	$8.94	$12.77	$4,229	1.37%	0.60%	1.65%	23.44%	24.75%
Lord Abbett Series Fundamental Equity VC	143	$10.47	$10.50	$1,497	0.39%	0.60%	1.65%	8.17%	8.36	%(a)
Fidelity Index 500 Portfolio SC2	2,421	$8.73	$13.20	$23,061	2.59%	0.60%	1.65%	24.22%	25.54%
Fidelity Growth Portfolio SC2	282	$8.25	$12.99	$2,619	0.24%	0.60%	1.65%	25.86%	27.20%
Fidelity Contrafund Portfolio SC2	6,990	$9.07	$13.64	$70,514	1.35%	0.60%	1.65%	33.24%	34.66%
Fidelity Mid Cap SC2	2,265	$9.39	$15.44	$25,088	0.58%	0.60%	1.65%	37.45%	38.91%
Fidelity Equity Income SC2	883	$8.11	$13.54	$8,765	2.96%	0.60%	1.65%	27.74%	29.11%
Fidelity Investment Grade Bonds SC2	4,030	$11.15	$12.28	$46,684	8.56%	0.60%	1.65%	13.57%	14.78%
Fidelity Freedom Fund - 2015 Maturity SC2	65	$9.32	$12.48	$662	5.24%	0.70%	1.65%	22.96%	24.15%
Fidelity Freedom Fund - 2020 Maturity SC2	116	$8.98	$12.91	$1,233	6.41%	0.60%	1.65%	26.43%	27.78%
Franklin Flex Cap Growth Securities	414	$9.31	$13.25	$4,444	0.00%	0.60%	1.65%	30.78%	32.17%

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2012

6.  FINANCIAL HIGHLIGHTS — (Continued)

	As of December 31, 2009				For the Year Ended December 31, 2009
	Units	Unit Fair Value	Unit Fair Value	Net Assets	Investment Income	Expense Ratio		Total Return
Fund Name	(000's)	Lowest	Highest	(000's)	Ratio*	Lowest**	Highest**	Lowest***	Highest***
Franklin Income Securities	9,563	$10.60	$13.42	$106,124	7.96%	0.60%	1.65%	33.36%	34.78%
Franklin Rising Dividend Securities	8,406	$8.67	$12.65	$79,345	1.37%	0.60%	1.65%	15.41%	16.64%
Franklin Small-Mid Cap Growth Securities	652	$8.66	$13.75	$6,493	0.00%	0.60%	1.65%	41.21%	42.71%
Franklin Small Cap Value Securities CL 2	59	$10.17	$10.19	$600	0.00%	0.70%	1.65%	7.57%	7.73	%(a)
Franklin US Government Fund	6,841	$10.04	$11.49	$75,432	3.44%	0.60%	1.65%	1.40%	2.48%
Templeton Growth Securities	4,487	$8.40	$14.06	$40,712	3.10%	0.60%	1.65%	28.94%	30.32%
Templeton Foreign Securities	5,441	$10.09	$14.23	$57,707	2.66%	0.60%	1.65%	34.78%	36.22%
Templeton Global Bond Securities Fund II	2,454	$11.34	$13.39	$31,626	12.90%	0.60%	1.65%	16.73%	17.97%
Mutual Shares Securities	11,447	$8.63	$13.18	$108,713	2.05%	0.60%	1.65%	23.97%	25.29%
American Asset Allocation Fund Class 2	2,288	$9.15	$12.40	$24,884	3.95%	0.60%	1.35%	22.44%	23.24%
Legg Mason ClearBridge Variable Mid Cap Core II	47	$10.42	$10.44	$488	0.00%	0.70%	1.65%	8.62%	8.79	%(a)
Legg Mason ClearBridge Variable Small Cap Growth II	7	$10.57	$10.60	$79	0.00%	0.80%	1.65%	11.37%	11.48	%(a)
PIMCO VIT Long-Term US Government Advisor	12	$9.41	$9.43	$117	0.88%	0.70%	1.65%	–3.50%	–3.35	%(a)
PIMCO VIT Low Duration Advisor	54	$10.07	$10.09	$539	0.42%	0.60%	1.65%	0.28%	0.45	%(a)
PIMCO VIT Real Return Advisor	204	$10.11	$10.14	$2,065	0.29%	0.60%	1.65%	0.36%	0.53	%(a)
PIMCO VIT Short-Term Advisor	36	$10.00	$10.03	$361	0.26%	0.60%	1.65%	–0.14%	0.03	%(a)
PIMCO VIT Total Return Advisor	950	$9.99	$10.02	$9,506	0.71%	0.60%	1.65%	0.03%	0.20	%(a)
Royce Capital Fund Micro-Cap SC	30	$10.60	$10.62	$318	0.00%	0.70%	1.50%	10.98%	11.13	%(a)
Royce Capital Fund Small-Cap SC	142	$10.28	$10.31	$1,466	0.00%	0.60%	1.65%	7.04%	7.23	%(a)

*These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of management fees assessd by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests.

**These ratios represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

***These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total returns for periods of less than one year are not annualized. Product designs within a subaccount with an effective date during the year were excluded from the range of total return for that period unless the subaccount is only offered within the new product design.

(a)  Start date November 2, 2009

(b)  Closed April 24, 2009

(c)  Less than 500 units — does not round up to 1,000

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2012

6.  FINANCIAL HIGHLIGHTS — (Continued)

	As of December 31, 2008				For the Year Ended December 31, 2008
	Units	Unit Fair Value	Unit Fair Value	Net Assets	Investment Income	Expense Ratio		Total Return
Fund Name	(000's)	Lowest	Highest	(000's)	Ratio*	Lowest**	Highest**	Lowest***	Highest***
Goldman Sachs Large Cap Value	8,277	$8.87	$17.23	$104,626	1.88%	0.60%	1.80%	–35.70%	–34.91%
Goldman Sachs Strategic International Equity	6,276	$7.49	$12.68	$60,831	3.08%	0.60%	1.80%	–46.93%	–46.28%
Goldman Sachs Structured US Equity	3,373	$7.06	$18.81	$50,399	1.46%	0.60%	1.80%	–38.13%	–37.38%
Goldman Sachs Structured Small Cap Equity	2,770	$7.06	$17.32	$40,302	0.65%	0.60%	1.80%	–35.21%	–34.42%
Goldman Sachs Strategic Growth	5,064	$6.32	$14.46	$47,943	0.12%	0.60%	1.80%	–42.81%	–42.11%
Goldman Sachs Mid Cap Value	1,326	$9.99	$10.67	$13,664	0.95%	0.60%	1.80%	–38.18%	–37.43%
Goldman Sachs Strategic Growth SC	207	$6.35	$8.57	$1,325	0.00%	0.70%	1.55%	–40.93%	–40.59	%(a)
Goldman Sachs Large Cap Value Fund SC	2,273	$6.88	$9.36	$15,746	7.85%	0.70%	1.55%	–34.56%	–34.18	%(a)
Goldman Sachs Strategic International Equity SC	2,207	$6.06	$9.34	$13,459	12.80%	0.70%	1.55%	–43.66%	–43.34	%(a)
Goldman Sachs Structured Small Cap Equity SC	889	$7.18	$9.26	$6,421	2.70%	0.70%	1.55%	–30.78%	–30.38	%(a)
Goldman Sachs Structured US Equity SC	2	$6.86	$9.37	$16	14.73%	0.70%	1.15%	–34.23%	–34.23	%(a)
Calvert VP SRI Balanced	233	$8.25	$10.46	$2,372	2.18%	0.70%	1.80%	–32.56%	–31.80%
MFS Growth Series IC	555	$6.68	$10.88	$5,775	0.23%	0.70%	1.80%	–38.54%	–37.86%
MFS Research IC	1,024	$7.58	$10.18	$10,068	0.55%	0.70%	1.80%	–37.24%	–36.53%
MFS Investors Trust IC	1,411	$7.76	$10.43	$14,011	0.87%	0.70%	1.80%	–34.29%	–33.55%
MFS Total Return IC	3,938	$12.19	$14.87	$55,247	3.25%	0.70%	1.80%	–23.53%	–22.68%
MFS New Discovery IC	193	$9.29	$12.27	$2,259	0.00%	0.70%	1.80%	–40.42%	–39.75%
MFS Utilities IC	481	$15.05	$16.63	$7,786	1.57%	0.70%	1.80%	–38.79%	–38.11%
MFS Investors Growth Stock IC	759	$4.38	$4.81	$3,449	0.60%	0.70%	1.80%	–38.01%	–37.31%
MFS Growth Series SC	135	$6.59	$10.73	$1,084	0.00%	0.60%	1.80%	–38.67%	–37.92%
MFS Research SC	108	$7.48	$10.04	$968	0.27%	0.60%	1.65%	–37.31%	–36.64%
MFS Investors Trust SC	196	$7.66	$10.29	$1,752	0.53%	0.60%	1.80%	–34.46%	–33.65%
MFS Total Return SC	4,274	$9.72	$14.66	$50,260	2.88%	0.60%	1.80%	–23.72%	–22.79%
MFS New Discovery SC	556	$7.59	$12.09	$5,198	0.00%	0.60%	1.80%	–40.61%	–39.88%
MFS Utilities SC	429	$10.23	$16.40	$6,489	1.33%	0.60%	1.80%	–38.93%	–38.18%
MFS Investors Growth Stock SC	5,062	$4.32	$9.12	$24,832	0.23%	0.60%	1.80%	–38.11%	–37.36%
Oppenheimer Money Fund/VA	31,725	$1.22	$11.38	$48,892	2.67%	0.60%	1.80%	0.93%	2.16%
Oppenheimer Small & Mid Cap Fund/VA	374	$5.61	$8.16	$2,961	0.00%	0.70%	1.80%	–49.98%	–49.42%
Oppenheimer Capital Appreciation Fund/VA	1,343	$7.26	$10.78	$13,323	0.15%	0.70%	1.80%	–46.50%	–45.90%
Oppenheimer Main Street Fund/VA	1,835	$7.12	$9.44	$16,474	0.23%	0.70%	1.80%	–39.58%	–38.90%
Oppenheimer Global Strategic Income Fund/VA	2,445	$13.92	$14.91	$35,314	5.35%	0.70%	1.80%	–15.75%	–14.81%
Oppenheimer Global Securites Fund/VA	978	$12.95	$16.49	$15,075	1.53%	0.70%	1.80%	–41.27%	–40.61%
Oppenheimer High Income Fund/VA	527	$2.83	$2.98	$1,539	4.53%	0.70%	1.80%	–79.06%	–78.82%
Oppenheimer Small & Mid Cap Fund/VA SC	80	$5.42	$8.03	$511	0.00%	0.60%	1.80%	–50.13%	–49.52%
Oppenheimer Capital Appreciation Fund/VA SC	1,562	$7.12	$10.64	$11,936	4.44%	0.60%	1.80%	–46.64%	–45.99%
Oppenheimer Main Street Fund/VA SC	380	$7.05	$9.36	$3,139	0.00%	0.60%	1.80%	–39.73%	–38.99%
Oppenheimer Global Strategic Income Fund/VA SC	3,243	$9.28	$14.70	$44,127	4.02%	0.60%	1.80%	–16.02%	–15.00%
Oppenheimer Global Securites Fund/VA SC	1,753	$9.56	$16.29	$20,125	1.81%	0.60%	1.80%	–41.41%	–40.69%
Oppenheimer High Income Fund/VA SC	460	$2.40	$2.95	$1,263	10.22%	0.60%	1.80%	–78.96%	–78.70%
Van Eck Global Hard Asset	12	$24.85	$26.09	$315	0.31%	1.25%	1.80%	–47.10%	–46.80%
Van Eck VIP Real Estate	16	$13.40	$14.06	$227	5.79%	0.70%	1.80%	–55.93%	–55.43%
Invesco Van Kampen VI Capital Growth	2,585	$2.63	$2.89	$7,130	0.54%	0.70%	1.80%	–49.91%	–49.34%

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2012

6.  FINANCIAL HIGHLIGHTS — (Continued)

	As of December 31, 2008				For the Year Ended December 31, 2008
	Units	Unit Fair Value	Unit Fair Value	Net Assets	Investment Income	Expense Ratio		Total Return
Fund Name	(000's)	Lowest	Highest	(000's)	Ratio*	Lowest**	Highest**	Lowest***	Highest***
Invesco Van Kampen VI Comstock	5,341	$10.45	$11.49	$58,591	2.76%	0.70%	1.80%	–36.83%	–36.12%
Invesco Van Kampen VI Growth & Income	6,292	$10.12	$11.13	$66,832	2.26%	0.70%	1.80%	–33.26%	–32.51%
Invesco Van Kampen VI Mid-Cap Growth II	586	$3.19	$8.15	$2,642	0.00%	0.60%	1.80%	–47.79%	–47.15%
Invesco Van Kampen VI Equity and Income II	7,391	$10.27	$11.82	$84,044	2.39%	0.60%	1.80%	–24.07%	–23.14%
Invesco Van Kampen VI Government II	6,703	$10.32	$11.82	$76,782	3.36%	0.60%	1.80%	–0.31%	0.90%
Invesco Van Kampen VI Capital Growth II	860	$2.60	$6.99	$2,927	0.19%	0.60%	1.80%	–50.03%	–49.42%
Invesco Van Kampen VI Comstock II	7,678	$8.39	$11.33	$78,079	2.30%	0.60%	1.80%	–36.96%	–36.19%
Invesco Van Kampen VI Growth & Income II	5,175	$9.35	$10.96	$54,367	1.78%	0.60%	1.80%	–33.43%	–32.62%
Invesco Van Kampen VI International Growth Equity II	44	$5.59	$5.64	$245	0.00%	0.60%	1.55%	–47.23%	–46.89	%(a)
Van Kampen Enterprise	2,084	$3.68	$4.04	$8,033	1.11%	0.70%	1.80%	–43.98%	–43.35%
Van Kampen Enterprise II	693	$3.63	$7.75	$3,202	0.73%	0.60%	1.80%	–44.10%	–43.41%
UIF Global Real Estate II	19	$5.80	$5.84	$114	0.59%	0.70%	1.55%	–46.68%	–46.37	%(a)
Lord Abbett Growth & Income	12,258	$8.52	$9.43	$109,218	1.40%	0.60%	1.80%	–37.57%	–36.80%
Lord Abbett Bond Debenture	7,587	$9.59	$12.27	$87,991	6.10%	0.60%	1.80%	–19.02%	–18.03%
Lord Abbett Mid Cap Value	9,247	$8.52	$9.46	$83,188	1.27%	0.60%	1.80%	–40.45%	–39.72%
Lord Abbett Growth Opportunities	1,325	$8.85	$10.58	$13,453	0.00%	0.60%	1.80%	–39.36%	–38.61%
Lord Abbett Capital Structure	4,023	$10.00	$12.12	$45,721	3.78%	0.60%	1.80%	–27.52%	–26.63%
Lord Abbett International Opportunities	995	$5.54	$9.43	$5,544	2.95%	0.60%	1.55%	–46.61%	–46.27	%(a)
Lord Abbett Classic Stock	70	$7.25	$9.27	$513	2.83%	0.60%	1.65%	–30.03%	–29.65	%(a)
Fidelity Index 500 Portfolio SC2	1,922	$7.03	$9.21	$14,156	2.44%	0.60%	1.65%	–38.13%	–37.54%
Fidelity Growth Portfolio SC2	219	$6.55	$8.61	$1,520	0.51%	0.60%	1.65%	–48.18%	–47.62%
Fidelity Contrafund Portfolio SC2	5,157	$6.81	$9.62	$37,541	1.01%	0.60%	1.65%	–43.64%	–43.03%
Fidelity Mid Cap SC2	1,434	$6.83	$11.17	$10,754	0.24%	0.60%	1.65%	–40.60%	–39.97%
Fidelity Equity Income SC2	448	$6.35	$7.86	$3,047	2.40%	0.60%	1.65%	–43.76%	–43.16%
Fidelity Investment Grade Bonds SC2	1,325	$9.93	$10.75	$13,763	3.41%	0.60%	1.65%	–5.05%	–4.04%
Fidelity Freedom Fund - 2015 Maturity SC2	20	$7.59	$7.64	$152	2.25%	0.70%	1.50%	–26.46%	–26.11	%(a)
Fidelity Freedom Fund - 2020 Maturity SC2	32	$7.11	$7.16	$231	11.16%	0.70%	1.55%	–31.60%	–31.21	%(a)
Franklin Flex Cap Growth Securities	227	$7.17	$7.33	$1,651	0.12%	0.60%	1.40%	–36.22%	–35.70%
Franklin Income Securities	7,749	$7.95	$9.62	$62,972	5.44%	0.60%	1.65%	–30.82%	–30.08%
Franklin Rising Dividend Securities	4,409	$7.51	$9.65	$33,866	1.76%	0.60%	1.65%	–28.30%	–27.54%
Franklin Small-Mid Cap Growth Securities	360	$6.15	$6.31	$2,255	0.00%	0.60%	1.55%	–43.39%	–42.84%
Franklin US Government Fund	2,399	$10.37	$11.22	$26,754	3.84%	0.60%	1.65%	5.82%	6.94%
Templeton Growth Securities	4,155	$6.51	$6.70	$27,695	1.82%	0.60%	1.65%	–43.28%	–42.67%
Templeton Foreign Securities	3,793	$7.48	$9.38	$29,003	2.42%	0.60%	1.65%	–41.36%	–40.74%
Templeton Global Bond Securities Fund II	1,472	$10.41	$11.35	$16,631	3.85%	0.60%	1.65%	4.46%	5.57%
Mutual Shares Securities	7,792	$6.96	$9.11	$55,476	3.23%	0.60%	1.65%	–38.15%	–37.49%
American Asset Allocation Fund Class 2	581	$7.47	$7.51	$4,359	6.06%	0.60%	1.25%	–27.86%	–27.55	%(a)

*These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of management fees assessd by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2012

6.  FINANCIAL HIGHLIGHTS — (Continued)

**These ratios represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

***These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total returns for periods of less than one year are not annualized. Product designs within a subaccount with an effective date during the year were excluded from the range of total return for that period unless the subaccount is only offered within the new product design.

(a)  Start date May 1, 2008

7.  EXPENSES

The following is a summary of Separate Account expense charges which are assessed either as a direct reduction in unit values or through a redemption of units for all contracts contained within the Separate Account:

Expense Type	Range
Mortality and Expense Risk Charge
To compensate Protective Life for assuming mortality and expense risks, a daily mortality and expense risk is deducted through the reduction of unit values. The charge is assessed on an annual basis and is calculated as a percent of the average daily net assets and varies depending on the product purchased and the death benefit option selected.	0.50% - 1.65%
Administrative Charge
An annual fee is assessed to reimburse Protective Life for expenses incurred in the administration of the contract and the Separate Account. The charge is assessed through the reduction of unit values.	0.10% - 0.15%
Contract Maintenance Fee
This annual charge is assessed through the redemption of units and is waived when the account value or purchase payments less surrenders and associated surrender charges equals or exceeds $50,000 - $100,000, depending on the product.	$0 - $50
Surrender Charge (Contingent Deferred Sales Charge)
This charge is assessed as a percent of the amount surrendered and is imposed to reimburse Protective Life for some of the costs of distributing the contracts. The percentage charged is assessed through the redemption of units and is based upon the number of full years which have elapsed between the date the contract was purchased and the surrender date.	0.00% - 8.50%

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2012

7.  EXPENSES — (Continued)

Expense Type	Range
Transfer Fee Currently there is no fee charged for transfers; however, Protective Life has reserved the right to charge for each transfer after the first 12 transfers in any contract year as a redemption of units.	$25
Deferred Sales Charge
This charge is assessed as a percentage of cumulative purchase payments and is imposed to reimburse Protective Life for some of the costs of distributing the contracts. The fees are deducted quarterly and assessed through redemption of units.	0.00% - 0.70%
Optional Benefit Fee
Optional benefits may be elected by policyholders. These benefits include death benefits and living benefits. The fees for such benefits are deducted monthly and assessed through redemption of units. These fees are calculated on either a "Benefit Base" basis, an "Asset Base" basis, a "Floored Asset Base" basis or a "Net Amount at Risk" basis.	0.10% - 2.20% on Benefit Base 0.15% - 0.45% on Asset Base 1.0% - 2.2% on Floored Asset Base $0.25 per $1000 - $18.94 per $1000 on Net Amount at Risk.

8.  RELATED PARTY TRANSACTIONS

Contract owners' net payments represent premiums received from policyholders less certain deductions made by Protective Life in accordance with the contract terms. These deductions include, where appropriate, tax, surrender, mortality risk and expense and administrative charges. These deductions are made to the individual contracts in accordance with the terms governing each contract as set forth in the Contract.

Protective Life offers a loan privilege to certain contract owners. Such contract owners may obtain loans using the Contract as the only security for the loan. Loans are subject to provisions of The Internal Revenue Code of 1986, as amended, and to applicable retirement program rules. Loans outstanding approximated $ 27,800 at December 31, 2012.

Investment Distributors, Inc., a wholly owned subsidiary of Protective Life Corporation, is the principal underwriter for the Separate Account.

9.  SUBSEQUENT EVENTS

The Separate Account has evaluated the effects of events subsequent to December 31, 2012, and through the financial statement issuance date. All accounting and disclosure requirements related to subsequent events are included in our financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareowner of
Protective Life Insurance Company:

In our opinion, the consolidated financial statements listed in the accompanying index present fairly, in all material respects, the financial position of Protective Life Insurance Company and its subsidiaries at December 31, 2012 and 2011, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2012 in conformity with accounting principles generally accepted in the United States of America. In addition, in our opinion, the financial statement schedules listed in the accompanying index present fairly, in all material respects, the information set forth therein when read in conjunction with the related consolidated financial statements. These financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial statement schedules based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 and Note 6 to the consolidated financial statements, the Company changed the manner in which it accounts for costs associated with acquiring or renewing insurance contracts and the presentation of its comprehensive income.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers
Birmingham, Alabama
March 28, 2013

PROTECTIVE LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

	For The Year Ended December 31,
	2012	2011(1)	2010(1)
	(Dollars In Thousands)
Net income	$308,536	$323,756	$223,311
Other comprehensive income (loss):
Change in net unrealized gains (losses) on investments, net of income tax: (2012 — $392,372; 2011 — $400,626; 2010 — $328,597)	728,692	744,032	609,694
Reclassification adjustment for investment amounts included in net income, net of income tax: (2012 — $(3,317); 2011 — $(14,646); 2010 — $(5,951))	(6,163)	(27,213)	(10,989)
Change in net unrealized gains (losses) relating to other-than-temporary impaired investments for which a portion has been recognized in earnings, net of income tax: (2012 — $16,227; 2011 — $(13,195); 2010 — $11,515)	30,136	(24,506)	21,384
Change in accumulated (loss) gain — derivatives, net of income tax: (2012 — $2,609; 2011 — $2,382; 2010 — $4,441)	4,846	4,424	7,630
Reclassification adjustment for derivative amounts included in net income, net of income tax: (2012 — $(381); 2011 — $(138); 2010 — $(614))	(708)	(256)	(1,105)
Total other comprehensive income	756,803	696,481	626,614
Total comprehensive income	$1,065,339	$1,020,237	$849,925

(1)  Recast from previously reported information

See Notes to Consolidated Financial Statements

PROTECTIVE LIFE INSURANCE COMPANY

CONSOLIDATED BALANCE SHEETS

	As of December 31,
	2012	2011(1)
	(Dollars In Thousands)
Assets
Fixed maturities, at fair value (amortized cost: 2012 — $26,661,310; 2011 — $26,109,131)	$29,769,978	$27,957,565
Fixed maturities, at amortized cost (fair value: 2012 — $319,163)	300,000	—
Equity securities, at fair value (cost: 2012 — $371,827; 2011 — $303,578)	373,715	292,413
Mortgage loans (2012 and 2011 includes: $765,520 and $858,139 related to securitizations)	4,948,625	5,351,902
Investment real estate, net of accumulated depreciation (2012 — $771; 2011 — $993)	6,517	10,991
Policy loans	865,391	879,819
Other long-term investments	378,821	264,031
Short-term investments	216,787	101,470
Total investments	36,859,834	34,858,191
Cash	269,582	169,775
Accrued investment income	350,804	347,857
Accounts and premiums receivable, net of allowance for uncollectible amounts (2012 — $4,191; 2011 — $3,864)	67,891	68,641
Reinsurance receivables	5,682,841	5,542,417
Deferred policy acquisition costs and value of business acquired	3,225,356	3,223,220
Goodwill	83,773	86,871
Property and equipment, net of accumulated depreciation (2012 — $103,625; 2011 — $132,579)	47,391	47,997
Other assets	343,925	351,327
Income tax receivable	61,952	62,311
Assets related to separate accounts
Variable annuity	9,601,417	6,741,959
Variable universal life	562,817	502,617
Total assets	$57,157,583	$52,003,183
Liabilities
Future policy benefits and claims	$21,626,065	$20,867,727
Unearned premiums	1,352,872	1,218,258
Total policy liabilities and accruals	22,978,937	22,085,985
Stable value product account balances	2,510,559	2,769,510
Annuity account balances	10,658,463	10,946,848
Other policyholders' funds	566,985	546,516
Other liabilities	1,210,579	970,047
Mortgage loan backed certificates	—	19,755
Deferred income taxes	1,783,713	1,293,996
Non-recourse funding obligations	1,446,900	1,248,600
Repurchase program borrowings	150,000	—
Liabilities related to separate accounts
Variable annuity	9,601,417	6,741,959
Variable universal life	562,817	502,617
Total liabilities	51,470,370	47,125,833
Commitments and contingencies — Note 11
Shareowner's equity
Preferred Stock; $1 par value, shares authorized: 2,000; Liquidation preference: $2,000	2	2
Common Stock, $1 par value, shares authorized and issued: 2012 and 2011 — 5,000,000	5,000	5,000
Additional paid-in-capital	1,363,258	1,361,734
Retained earnings	2,507,829	2,456,293
Accumulated other comprehensive income (loss):
Net unrealized gains (losses) on investments, net of income tax: (2012 — $979,251; 2011 — $590,196)	1,818,608	1,096,079
Net unrealized (losses) gains relating to other-than-temporary impaired investments for which a portion has been recognized in earnings, net of income tax: (2012 — $(2,147); 2011 — $(18,374))	(3,988)	(34,124)
Accumulated loss — derivatives, net of income tax: (2012 — $(1,883); 2011 — $(4,111))	(3,496)	(7,634)
Total shareowner's equity	5,687,213	4,877,350
Total liabilities and shareowner's equity	$57,157,583	$52,003,183

(1)  Recast from previously reported information

See Notes to Consolidated Financial Statements

PROTECTIVE LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF SHAREOWNER'S EQUITY

	Preferred Stock	Common Stock	Additional Paid-in Capital	Retained Earnings(1)	Accumulated Other Comprehensive Income (Loss)	Total Shareowner's Equity(1)
	(Dollars In Thousands)
Balance before cumulative effect adjustments, December 31, 2009	$2	$5,000	$1,361,734	$2,579,504	$(268,450)	$3,677,790
Cumulative effect adjustments				(455,278)	(324)	(455,602)
Balance, December 31, 2009	$2	$5,000	$1,361,734	$2,124,226	$(268,774)	$3,222,188
Net income for 2010				223,311		223,311
Other comprehensive income					626,614	626,614
Comprehensive income for 2010						849,925
Balance, December 31, 2010	$2	$5,000	$1,361,734	$2,347,537	$357,840	$4,072,113
Net income for 2011				323,756		323,756
Other comprehensive income					696,481	696,481
Comprehensive income for 2011						1,020,237
Dividends paid to the parent company				(215,000)		(215,000)
Balance, December 31, 2011	$2	$5,000	$1,361,734	$2,456,293	$1,054,321	$4,877,350
Net income for 2012				308,536		308,536
Other comprehensive income					756,803	756,803
Comprehensive income for 2012						1,065,339
Capital contributions			1,524			1,524
Dividends paid to the parent company				(257,000)		(257,000)
	$2	$5,000	$1,363,258	$2,507,829	$1,811,124	$5,687,213

(1)  Recast from previously reported information

See Notes to Consolidated Financial Statements

PROTECTIVE LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF CASH FLOWS

	For The Year Ended December 31,
	2012	2011(1)	2010(1)
	(Dollars In Thousands)
Cash flows from operating activities
Net income	$308,536	$323,756	$223,311
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Realized investment losses (gains)	53,124	(45,427)	27,382
Amortization of deferred policy acquisition costs and value of business acquired	192,183	249,520	144,496
Capitalization of deferred policy acquisition costs	(311,960)	(355,033)	(348,730)
Depreciation expense	7,378	8,616	8,931
Deferred income tax	70,037	107,265	66,682
Accrued income tax	359	(24,683)	84,580
Interest credited to universal life and investment products	962,678	993,574	972,806
Policy fees assessed on universal life and investment products	(794,825)	(712,038)	(611,917)
Change in reinsurance receivables	(140,424)	(28,615)	(223,843)
Change in accrued investment income and other receivables	580	(35,436)	(22,567)
Change in policy liabilities and other policyholders' funds of traditional life and health products	300,523	15,307	341,104
Trading securities:
Maturities and principal reductions of investments	276,659	283,239	355,831
Sale of investments	454,150	860,474	730,385
Cost of investments acquired	(585,618)	(950,051)	(963,403)
Other net change in trading securities	(56,615)	7,933	(25,520)
Change in other liabilities	(22,009)	(148,801)	(17,981)
Other income — gains on repurchase of non-recourse funding obligations	(32,044)	(35,512)	(5,377)
Other, net	13,920	118,311	(46,662)
Net cash provided by operating activities	696,632	632,399	689,508
Cash flows from investing activities
Maturities and principal reductions of investments, available-for-sale	1,169,563	1,396,105	2,053,359
Sale of investments, available-for-sale	2,535,708	2,957,589	3,421,590
Cost of investments acquired, available-for-sale	(4,228,755)	(5,155,155)	(6,384,981)
Change in investments, held-to-maturity	(300,000)	—	—
Mortgage loans:
New lendings	(346,435)	(484,483)	(338,598)
Repayments	739,402	446,794	351,891
Change in investment real estate, net	4,927	(4,266)	151
Change in policy loans, net	14,428	14,190	31,663
Change in other long-term investments, net	(123,401)	77,079	(71,148)
Change in short-term investments, net	(82,282)	122,665	695,506
Net unsettled security transactions	37,169	68,810	(340)
Purchase of property and equipment	(6,157)	(17,463)	(10,636)
Sales of property and equipment	—	—	40
Payments for business acquisitions	—	(209,609)	(348,288)
Net cash used in investing activities	(585,833)	(787,744)	(599,791)
Cash flows from financing activities
Issuance (repayment) of non-recourse funding obligations	198,300	(112,200)	(194,200)
Repurchase program borrowings	150,000	—	—
Dividends paid to the parent company	(257,000)	(215,000)	—
Investment product deposits and change in universal life deposits	3,716,553	4,216,738	3,635,447
Investment product withdrawals	(3,818,845)	(3,777,365)	(3,477,430)
Other financing activities, net	—	(24,051)	20,606
Net cash (used in) provided by financing activities	(10,992)	88,122	(15,577)
Change in cash	99,807	(67,223)	74,140
Cash at beginning of period	169,775	236,998	162,858
Cash at end of period	$269,582	$169,775	$236,998

(1)  Recast from previously reported information

See Notes to Consolidated Financial Statement

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  BASIS OF PRESENTATION

Basis of Presentation

Protective Life Insurance Company (the "Company"), a stock life insurance company, was founded in 1907. The Company is a wholly owned subsidiary of Protective Life Corporation ("PLC"), an insurance holding company whose common stock is traded on the New York Stock Exchange "PL". The Company provides financial services through the production, distribution, and administration of insurance and investment products. The Company markets individual life insurance, credit life and disability insurance, guaranteed investment contracts, guaranteed funding agreements, fixed and variable annuities, and extended service contracts throughout the United States. The Company also maintains a separate division devoted to the acquisition of insurance policies from other companies.

These financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"). Such accounting principles differ from statutory reporting practices used by insurance companies in reporting to state regulatory authorities (see also Note 18, Statutory Reporting Practices and Other Regulatory Matters).

The operating results of companies in the insurance industry have historically been subject to significant fluctuations due to changing competition, economic conditions, interest rates, investment performance, insurance ratings, claims, persistency, and other factors.

Reclassifications and Accounting Changes

Certain reclassifications have been made in the previously reported financial statements and accompanying notes to make the prior year amounts comparable to those of the current year. Such reclassifications had no effect on previously reported net income or shareowner's equity.

On January 1, 2012, the Company adopted Accounting Standard Update ("ASU" or "Update") No. 2010-26 — Financial Services — Insurance — Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts which changed certain previously reported items within the Company's financial statements and accompanying notes. The previously reported amounts included in the Company's financial statements and accompanying notes have been updated to reflect the retrospective adoption of ASU No. 2010-26, where applicable.

Current and prior period operating income results within the Annuities segment have been updated to reflect the revised definition of operating income (loss) as it relates to embedded derivatives on our variable annuity contracts and the related hedging activities. This change did not impact its comparable GAAP measure income before income tax. See Note 21, Operating Segments for additional information.

Also on January 1, 2012, the Company adopted ASU No. 2011-05, which requires the presentation of comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The requirements of ASU No. 2011-05 do not change the items that must be reported in other comprehensive income, or the timing of its subsequent reclassification to net income. The retrospective adoption of ASU No. 2011-05 resulted in the inclusion of consolidated statements of comprehensive income within the Company's consolidated financial statements.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  BASIS OF PRESENTATION — (Continued)

Out of Period Adjustment

During 2012 the Company recorded an adjustment to correct an error in the prior period valuation of our interest support agreement with PLC. The adjustment was $1.9 million related to the year ended December 31, 2011. This adjustment resulted in an increase to "Other Long-Term Investments" and an increase to "Realized Investments Gains (Losses): Derivative Financial Instruments". The adjustment was not material to any one prior period and, as a result, we have not restated the prior period amount.

Entities Included

The consolidated financial statements include the accounts of Protective Life Insurance Company and its affiliate companies in which we hold a majority voting or economic interest. Intercompany balances and transactions have been eliminated.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The most significant estimates include those used in determining deferred policy acquisition costs ("DAC") and amortization periods, goodwill recoverability, value of business acquired ("VOBA"), investment fair values and other-than-temporary impairments, future policy benefits, pension and other postretirement benefits, provision for income taxes, reserves for contingent liabilities, reinsurance risk transfer assessments, and reserves for losses in connection with unresolved legal matters.

Significant Accounting Policies

Valuation of investment securities

The Company determines the appropriate classification of investment securities at the time of purchase and periodically re-evaluates such designations. Investment securities are classified as either trading, available-for-sale, or held-to-maturity securities. Investment securities classified as trading are recorded at fair value with changes in fair value recorded in realized gains (losses). Investment securities purchased for long term investment purposes are classified as available for sale and are recorded at fair value with changes in unrealized gains and losses, net of taxes, reported as a component of other comprehensive income (loss). Investment securities are classified as held to maturity when the Company has the intent and ability to hold the securities to maturity and are reported at amortized cost. Interest income on available-for-sale and held-to-maturity securities includes the amortization of premiums and accretion of discounts and are recorded in investment income.

The fair value for fixed maturity, short term, and equity securities, is determined by management after considering and evaluating one of three primary sources of information: third party pricing services, independent broker quotations, or pricing matrices. Security pricing is applied using a "waterfall" approach whereby publicly available prices are first sought from third party pricing services, any

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2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES — (Continued)

remaining unpriced securities are submitted to independent brokers for prices, or lastly, securities are priced using a pricing matrix. Typical inputs used by these three pricing methods include, but are not limited to: reported trades, benchmark yields, issuer spreads, bids, offers, and/or estimated cash flows and rates of prepayments. Based on the typical trading volumes and the lack of quoted market prices for fixed maturities, third party pricing services will normally derive the security prices through recent reported trades for identical or similar securities making adjustments through the reporting date based upon available market observable information as outlined above. If there are no recent reported trades, the third party pricing services and brokers may use matrix or model processes to develop a security price where future cash flow expectations are developed based upon collateral performance and discounted at an estimated market rate. Included in the pricing of other asset-backed securities, collateralized mortgage obligations ("CMOs"), and mortgage-backed securities ("MBS") are estimates of the rate of future prepayments of principal over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and rates of prepayments previously experienced at the interest rate levels projected for the underlying collateral. The basis for the cost of securities sold was determined at the Committee on Uniform Securities Identification Procedures ("CUSIP") level. The committee supplies a unique nine-character identification, called a CUSIP number, for each class of security approved for trading in the U.S., to facilitate clearing and settlement. These numbers are used when any buy and sell orders are recorded.

Each quarter the Company reviews investments with unrealized losses and tests for other-than-temporary impairments. The Company analyzes various factors to determine if any specific other-than-temporary asset impairments exist. These include, but are not limited to: 1) actions taken by rating agencies, 2) default by the issuer, 3) the significance of the decline, 4) an assessment of the Company's intent to sell the security (including a more likely than not assessment of whether the Company will be required to sell the security) before recovering the security's amortized cost, 5) the time period during which the decline has occurred, 6) an economic analysis of the issuer's industry, and 7) the financial strength, liquidity, and recoverability of the issuer. Management performs a security by security review each quarter in evaluating the need for any other-than-temporary impairments. Although no set formula is used in this process, the investment performance, collateral position, and continued viability of the issuer are significant measures considered, and in some cases, an analysis regarding the Company's expectations for recovery of the security's entire amortized cost basis through the receipt of future cash flows is performed. Once a determination has been made that a specific other-than-temporary impairment exists, the security's basis is adjusted and an other-than-temporary impairment is recognized. Equity securities that are other-than-temporarily impaired are written down to fair value with a realized loss recognized in earnings. Other-than-temporary impairments to debt securities that the Company does not intend to sell and does not expect to be required to sell before recovering the security's amortized cost are written down to discounted expected future cash flows ("post impairment cost") and credit losses are recorded in earnings. The difference between the securities' discounted expected future cash flows and the fair value of the securities is recognized in other comprehensive income (loss) as a non-credit portion of the recognized other-than-temporary impairment. When calculating the post impairment cost for residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS"), and other asset-backed securities (collectively referred to as asset-backed securities or "ABS"), the Company considers all known market data related to cash flows to estimate future cash flows. When calculating the post impairment cost for corporate debt securities, the Company considers all contractual cash flows to

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2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES — (Continued)

estimate expected future cash flows. To calculate the post impairment cost, the expected future cash flows are discounted at the original purchase yield. Debt securities that the Company intends to sell or expects to be required to sell before recovery are written down to fair value with the change recognized in earnings.

During the year ended December 31, 2012, the Company recorded pre-tax other-than-temporary impairments of investments of $67.1 million. Of the $67.1 million of impairments for the year ended December 31, 2012, $58.1 million was recorded in earnings and $9.0 million was recorded in other comprehensive income (loss). For more information on impairments, refer to Note 4, Investment Operations.

Cash

Cash includes all demand deposits reduced by the amount of outstanding checks and drafts. As a result of the Company's cash management system, checks issued from a particular bank but not yet presented for payment may create negative book cash balances with the bank. Such negative balances are included in other liabilities and were $96.6 million and $0.9 million as of December 31, 2012 and 2011, respectively. The Company has deposits with certain financial institutions which exceed federally insured limits. The Company has reviewed the creditworthiness of these financial institutions and believes there is minimal risk of a material loss.

Deferred Policy Acquisition Costs

In the first quarter of 2012, the Company adopted ASU No. 2010-26 — Financial Services — Insurance — Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts. The objective of this Update is to address diversity in practice regarding the interpretation of which costs relating to the acquisition of new or renewal insurance contracts qualify for deferral. This Update prescribes that certain incremental direct costs of successful initial or renewal contract acquisitions may be deferred. It defines incremental direct costs as those costs that result directly from and are essential to the contract transaction and would not have been incurred by the insurance entity had the contract transaction not occurred. This Update also clarifies the definition of the types of incurred costs that may be capitalized and the accounting and recognition treatment of advertising, research, and other administrative costs related to the acquisition of insurance contracts.

The incremental direct costs associated with successfully acquired insurance policies, are deferred to the extent such costs are deemed recoverable from future profits. Such costs include commissions and other costs of acquiring traditional life and health insurance, credit insurance, universal life insurance, and investment products. Deferred acquisition costs ("DAC") is subject to recoverability testing at the end of each accounting period. Traditional life and health insurance acquisition costs are amortized over the premium-payment period of the related policies in proportion to the ratio of annual premium income to the present value of the total anticipated premium income. Credit insurance acquisition costs are being amortized in proportion to earned premium. Acquisition costs for universal life and investment products are amortized over the lives of the policies in relation to the present value of estimated gross profits before amortization.

Based on the Accounting Standards Codification ("ASC" or "Codification") Financial Services — Insurance Topic, the Company makes certain assumptions regarding the mortality, persistency,

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2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES — (Continued)

expenses, and interest rates (equal to the rate used to compute liabilities for future policy benefits, currently 1.0% to 7.95%) the Company expects to experience in future periods. These assumptions are to be best estimates and are periodically updated whenever actual experience and/or expectations for the future change from that assumed. Additionally, using guidance from ASC Investments — Debt and Equity Securities Topic, these costs have been adjusted by an amount equal to the amortization that would have been recorded if unrealized gains or losses on investments associated with our universal life and investment products had been realized. Acquisition costs for stable value contracts are amortized over the term of the contracts using the effective yield method.

Value of Businesses Acquired

In conjunction with the acquisition of a block of insurance policies or investment contracts, a portion of the purchase price is allocated to the right to receive future gross profits from the acquired insurance policies or investment contracts. This intangible asset, called VOBA, represents the actuarially estimated present value of future cash flows from the acquired policies. The estimated present value of future cash flows is based on certain assumptions, including mortality, persistency, expenses, and interest rates that the Company expects to experience in future years. These assumptions are to be best estimates and are periodically updated whenever actual experience and/or expectations for the future change from that assumed. The Company amortizes VOBA in proportion to gross premiums for traditional life products and in proportion to expected gross profits ("EGPs") for interest sensitive products, including accrued interest credited to account balances of up to approximately 8.75%. VOBA is subject to annual recoverability testing.

Property and Equipment

The Company reports land, buildings, improvements, and equipment at cost, including interest capitalized during any acquisition or development period, less accumulated depreciation. The Company depreciates its assets using the straight-line method over the estimated useful lives of the assets. The Company's home office building is depreciated over a thirty-nine year useful life, furniture is depreciated over a ten year useful life, office equipment and machines are depreciated over a five year useful life, and software and computers are depreciated over a three year useful life. Major repairs or improvements are capitalized and depreciated over the estimated useful lives of the assets. Other repairs are expensed as incurred. The cost and related accumulated depreciation of property and equipment sold or retired are removed from the accounts, and resulting gains or losses are included in income.

Property and equipment consisted of the following:

	As of December 31,
	2012	2011
	(Dollars In Thousands)
Home office building	$72,587	$72,148
Data processing equipment	29,209	56,928
Other, principally furniture and equipment	49,220	51,500
	151,016	180,576
Accumulated depreciation	(103,625)	(132,579)
Total property and equipment	$47,391	$47,997

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2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES — (Continued)

Separate Accounts

The separate account assets represent funds for which the Company does not bear the investment risk. These assets are carried at fair value and are equal to the separate account liabilities, which represent the policyholder's equity in those assets. The investment income and investment gains and losses on the separate account assets accrue directly to the policyholder. These amounts are reported separately as assets and liabilities related to separate accounts in the accompanying consolidated financial statements. Amounts assessed against policy account balances for the costs of insurance, policy administration, and other services are included in premiums and policy fees in the accompanying consolidated statements of income.

Stable Value Product Account Balances

The Stable Value Products segment sells fixed and floating rate funding agreements directly to the trustees of municipal bond proceeds, money market funds, bank trust departments, and other institutional investors. The segment also issues funding agreements to the Federal Home Loan Bank ("FHLB"), and markets guaranteed investment contracts ("GICs") to 401(k) and other qualified retirement savings plans. GICs are contracts which specify a return on deposits for a specified period and often provide flexibility for withdrawals at book value in keeping with the benefits provided by the plan. Additionally, the Company has contracts outstanding pursuant to a funding agreement-backed notes program registered with the United States Securities and Exchange Commission (the "SEC") which offered notes to both institutional and retail investors.

The segment's products complement the Company's overall asset/liability management in that the terms may be tailored to the needs of PLICO as the seller of the contracts, as opposed to solely meeting the needs of the buyer. Stable value product account balances include GICs and funding agreements the Company has issued. As of December 31, 2012 and 2011, the Company had $0.3 billion and $0.8 billion, respectively, of stable value product account balances marketed through structured programs. Most GICs and funding agreements the Company has written have maturities of one to ten years.

As of December 31, 2012, future maturities of stable value products were as follows:

Year of Maturity	Amount
(Dollars In Millions)
2013	$432.6
2014-2015	1,231.9
2016-2017	785.7
Thereafter	60.3

Derivative Financial Instruments

The Company records its derivative financial instruments in the consolidated balance sheet in "other long-term investments" and "other liabilities" in accordance with GAAP, which requires that all derivative instruments be recognized in the balance sheet at fair value. The change in the fair value of derivative financial instruments is reported either in the statement of income or in the other comprehensive income (loss), depending upon whether it qualified for and also has been properly identified as being part of a hedging relationship, and also on the type of hedging relationship that exists. For cash flow

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2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES — (Continued)

hedges, the effective portion of their gain or loss is reported as a component of other comprehensive income (loss) and reclassified into earnings in the period during which the hedged item impacts earnings. Any remaining gain or loss, the ineffective portion, is recognized in current earnings. For fair value hedge derivatives, their gain or loss as well as the offsetting loss or gain on the hedged item attributable to the hedged risk are recognized in current earnings. Effectiveness of the Company's hedge relationships is assessed on a quarterly basis. The Company reports changes in fair values of derivatives that are not part of a qualifying hedge relationship in earnings. Changes in the fair value of derivatives that are recognized in current earnings are reported in "Realized investment gains (losses) — Derivative financial instruments". For additional information, see Note 20, Derivative Financial Instruments.

Insurance liabilities and reserves

Establishing an adequate liability for the Company's obligations to policyholders requires the use of certain assumptions. Estimating liabilities for future policy benefits on life and health insurance products requires the use of assumptions relative to future investment yields, mortality, morbidity, persistency, and other assumptions based on the Company's historical experience, modified as necessary to reflect anticipated trends and to include provisions for possible adverse deviation. Determining liabilities for the Company's property and casualty insurance products also requires the use of assumptions, including the projected levels of used vehicle prices, the frequency and severity of claims, and the effectiveness of internal processes designed to reduce the level of claims. The Company's results depend significantly upon the extent to which its actual claims experience is consistent with the assumptions the Company used in determining its reserves and pricing its products. The Company's reserve assumptions and estimates require significant judgment and, therefore, are inherently uncertain. The Company cannot determine with precision the ultimate amounts that it will pay for actual claims or the timing of those payments.

Guaranteed minimum withdrawal benefits

The Company also establishes liabilities for guaranteed minimum withdrawal benefits ("GMWB") on its variable annuity products. The GMWB is valued in accordance with FASB guidance under the ASC Derivatives and Hedging Topic which utilizes the valuation technique prescribed by the ASC Fair Value Measurements and Disclosures Topic, which requires the liability to be recorded at fair value using current implied volatilities for the equity indices. The methods used to estimate the liabilities employ assumptions about mortality, lapses, policyholder behavior, equity market returns, interest rates, and market volatility. The Company assumes age-based mortality consistent with 57% of the National Association of Insurance Commissioners 1994 Variable Annuity GMDB Mortality Table. Differences between the actual experience and the assumptions used result in variances in profit and could result in losses. As of December 31, 2012, our net GMWB liability held was $169.0 million.

Goodwill

Accounting for goodwill requires an estimate of the future profitability of the associated lines of business to assess the recoverability of the capitalized acquisition goodwill. The Company evaluates the carrying value of goodwill at the segment (or reporting unit) level at least annually and between annual evaluations if events occur or circumstances change that would more likely than not reduce the

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2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES — (Continued)

fair value of the reporting unit below its carrying amount. Such circumstances could include, but are not limited to: 1) a significant adverse change in legal factors or in business climate, 2) unanticipated competition, or 3) an adverse action or assessment by a regulator. When evaluating whether goodwill is impaired, the Company first determines through qualitative analysis whether relevant events and circumstances indicate that it is more likely than not that segment goodwill balances are impaired as of the testing date. If it is determined that it is more likely than not that impairment exists, the Company compares its estimate of the fair value of the reporting unit to which the goodwill is assigned to the reporting unit's carrying amount, including goodwill. The Company utilizes a fair value measurement (which includes a discounted cash flows analysis) to assess the carrying value of the reporting units in consideration of the recoverability of the goodwill balance assigned to each reporting unit as of the measurement date. The Company's material goodwill balances are attributable to certain of its operating segments (which are each considered to be reporting units). The cash flows used to determine the fair value of the Company's reporting units are dependent on a number of significant assumptions. The Company's estimates, which consider a market participant view of fair value, are subject to change given the inherent uncertainty in predicting future results and cash flows, which are impacted by such things as policyholder behavior, competitor pricing, capital limitations, new product introductions, and specific industry and market conditions. Additionally, the discount rate used is based on the Company's judgment of the appropriate rate for each reporting unit based on the relative risk associated with the projected cash flows. As of December 31, 2012, the Company performed its annual evaluation of goodwill and determined that no adjustment to impair goodwill was necessary. As of December 31, 2012, we had goodwill of $83.8 million.

While continued deterioration of or adverse market conditions for certain businesses may have a significant impact on the fair value of the Company's reporting units, in the Company's view, the key assumptions used in its estimates of fair value of its reporting units continue to be adequate, and PLC's market capitalization being below book value did not result in a triggering or impairment event.

Income Taxes

The results of operations of the Company are included in the consolidated federal and certain state income tax returns of PLC. The Company utilizes the asset and liability method in accordance with the Accounting Standards Codification ("ASC") Income Taxes Topic. The method of allocation of current income taxes between the affiliates is subject to a written agreement under which the Company incurs a liability to PLC to the extent that a separate return calculation indicates that the Company has a federal income tax liability. If the Company has an income tax benefit, the benefit is recorded currently to the extent it can be carried back against prior years' separate company income tax expense. Any amount not carried back is carried forward on a separate company basis (generally without a time limit), and the tax benefit is reflected in future periods when the Company generates taxable income. Income taxes recoverable (payable) are recorded in other assets and other liabilities, respectively, and are settled periodically, per the tax sharing agreement. In general, income tax provisions are based on the income reported for financial statement purposes. Deferred income taxes arise from the recognition of temporary differences between the basis of assets and liabilities determined for financial reporting purposes and the basis determined for income tax purposes. Such temporary differences are principally related to the recorded change in fair value of investment assets, the deferral of policy acquisition costs, and the provision for future policy benefits and expenses.

PROTECTIVE LIFE INSURANCE COMPANY

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2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES — (Continued)

The Company analyzes whether it needs to establish a valuation allowance on each of its deferred tax assets. In performing this analysis, the Company first considers the need for a valuation allowance on each separate deferred tax asset. Ultimately, it analyzes this need in the aggregate in order to prevent the double-counting of expected future taxable income in each of the foregoing separate analyses.

The Company's tax returns are included in PLC's consolidated U.S. income tax return.

Variable Interest Entities

In 2010, the Company adopted guidance issued by the FASB related to variable interest entities ("VIE") and transfers of financial assets. This adoption resulted in the consolidation of certain qualifying special purpose entities used for mortgage loan securitizations. As part of this adoption, the Company recorded a cumulative effect adjustment of $14.3 million as of January 1, 2010.

The Company's VIE analysis consists of a review of entities in which the Company has an ownership interest that is less than 100% (excluding debt and equity securities held as trading and available-for-sale), as well as entities with which the Company has significant contracts or other relationships that could possibly be considered variable interests. The Company reviews the characteristics of each of these applicable entities and compares those characteristics to the criteria of a VIE set forth in Topic 810 of the FASB ASC. If the entity is determined to be a VIE, the Company then performs a detailed review of all significant contracts and relationships (individually an "interest", collectively "interests") with the entity to determine whether the interest would be considered a variable interest under the guidance. The Company then performs a qualitative review of all variable interests with the entity and determines whether the Company: 1) has the power to direct the activities of the VIE that most significantly impact the VIE's economic performance and 2) the obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the entity that could potentially be significant to the VIE. For more information on the Company's investment in unconsolidated a VIE refer to Note 4, Investment Operations, to the consolidated financial statements.

Policyholder Liabilities, Revenues, and Benefits Expense

Traditional Life, Health, and Credit Insurance Products

Traditional life insurance products consist principally of those products with fixed and guaranteed premiums and benefits, and they include whole life insurance policies, term and term-like life insurance policies, limited payment life insurance policies, and certain annuities with life contingencies. Traditional life insurance premiums are recognized as revenue when due. Health and credit insurance premiums are recognized as revenue over the terms of the policies. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contracts. This is accomplished by means of the provision for liabilities for future policy benefits and the amortization of DAC and VOBA. Gross premiums in excess of net premiums related to immediate annuities are deferred and recognized over the life of the policy.

Liabilities for future policy benefits on traditional life insurance products have been computed using a net level method including assumptions as to investment yields, mortality, persistency, and other assumptions based on the Company's experience, modified as necessary to reflect anticipated trends and to include provisions for possible adverse deviation. Reserve investment yield assumptions on December 31, 2012, range from approximately 2.0% to 8.75%. The liability for future policy benefits

PROTECTIVE LIFE INSURANCE COMPANY

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2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES — (Continued)

and claims on traditional life, health, and credit insurance products includes estimated unpaid claims that have been reported to us and claims incurred but not yet reported. Policy claims are charged to expense in the period in which the claims are incurred.

Activity in the liability for unpaid claims for life and health insurance is summarized as follows:

	As of December 31,
	2012	2011	2010
	(Dollars In Thousands)
Balance beginning of year	$312,799	$299,971	$299,396
Less: reinsurance	161,450	156,932	148,479
Net balance beginning of year	151,349	143,039	150,917
Incurred related to:
Current year	702,555	653,525	471,039
Prior year	62,926	65,269	35,555
Total incurred	765,481	718,794	506,594
Paid related to:
Current year	664,744	639,118	457,511
Prior year	80,794	76,424	56,961
Total paid	745,538	715,542	514,472
Other changes:
Acquisition and reserve transfers	—	5,058	—
Net balance end of year	171,292	151,349	143,039
Add: reinsurance	155,341	161,450	156,932
Balance end of year	$326,633	$312,799	$299,971

Universal Life and Investment Products

Universal life and investment products include universal life insurance, guaranteed investment contracts, guaranteed funding agreements, deferred annuities, and annuities without life contingencies. Premiums and policy fees for universal life and investment products consist of fees that have been assessed against policy account balances for the costs of insurance, policy administration, and surrenders. Such fees are recognized when assessed and earned. Benefit reserves for universal life and investment products represent policy account balances before applicable surrender charges plus certain deferred policy initiation fees that are recognized in income over the term of the policies. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policy account balances and interest credited to policy account balances. Interest rates credited to universal life products ranged from 2.0% to 8.75% and investment products ranged from 1.5% to 4.55% in 2012.

The Company's accounting policies with respect to variable universal life and variable annuities are identical except that policy account balances (excluding account balances that earn a fixed rate) are valued at fair value and reported as components of assets and liabilities related to separate accounts.

PROTECTIVE LIFE INSURANCE COMPANY

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2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES — (Continued)

The Company establishes liabilities for guaranteed minimum death benefits ("GMDB") on its variable annuity products. The methods used to estimate the liabilities employ assumptions about mortality and the performance of equity markets. The Company assumes mortality of 57% of the National Association of Insurance Commissioners 1994 Variable Annuity GMDB Mortality Table. Future declines in the equity market would increase the Company's GMDB liability. Differences between the actual experience and the assumptions used result in variances in profit and could result in losses. Our GMDB as of December 31, 2012, are subject to a dollar-for-dollar reduction upon withdrawal of related annuity deposits on contracts issued prior to January 1, 2003. As of December 31, 2012, the GMDB was $19.6 million.

The Company also establishes liabilities for GMWB on its variable annuity products. The methods used to estimate the liabilities employ assumptions about mortality, lapses, policyholder behavior, equity market returns, interest rates, and market volatility. The Company assumes age-based mortality that is consistent with 57% of the National Association of Insurance Commissioners 1994 Variable Annuity GMDB Mortality Table. Differences between the actual experience and the assumptions used result in variances in profit and could result in losses. As of December 31, 2012, the net GMWB liability balance was $169.0 million.

Property and Casualty Insurance Products

Property and casualty insurance products include service contract business, surety bonds, guaranteed asset protection ("GAP"), and credit-related coverages. Premiums for service contracts and GAP products are recognized based on expected claim patterns. For all other products, premiums are generally recognized over the terms of the contract on a pro-rata basis. Fee income from providing administrative services is recognized as earned when the related services are performed. Unearned premium reserves are maintained for the portion of the premiums that is related to the unexpired period of the policy. Benefit reserves are recorded when insured events occur. Benefit reserves include case basis reserves for known but unpaid claims as of the balance sheet date as well as incurred but not reported ("IBNR") reserves for claims where the insured event has occurred but has not been reported to the Company as of the balance sheet date. The case basis reserves and IBNR are calculated based on historical experience and on assumptions relating to claim severity and frequency, the level of used vehicle prices, and other factors. These assumptions are modified as necessary to reflect anticipated trends.

Reinsurance

The Company uses reinsurance extensively in certain of its segments and accounts for reinsurance and the recognition of the impact of reinsurance costs in accordance with the ASC Financial Services — Insurance Topic. The following summarizes some of the key aspects of the Company's accounting policies for reinsurance.

Reinsurance Accounting Methodology — Ceded premiums of the Company's traditional life insurance products are treated as an offset to direct premium and policy fee revenue and are recognized when due to the assuming company. Ceded claims are treated as an offset to direct benefits and settlement expenses and are recognized when the claim is incurred on a direct basis. Ceded policy reserve changes are also treated as an offset to benefits and settlement expenses and are recognized during the applicable financial reporting period. Expense allowances paid by the

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2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES — (Continued)

assuming companies are treated as an offset to other operating expenses. Since reinsurance treaties typically provide for allowance percentages that decrease over the lifetime of a policy, allowances in excess of the "ultimate" or final level allowance are capitalized. Amortization of capitalized reinsurance expense allowances is treated as an offset to direct amortization of DAC or VOBA. Amortization of deferred expense allowances is calculated as a level percentage of expected premiums in all durations given expected future lapses and mortality and accretion due to interest.

The Company utilizes reinsurance on certain short duration insurance contracts (primarily issued through the Asset Protection segment). As part of these reinsurance transactions the Company receives reinsurance allowances which reimburse the Company for acquisition costs such as commissions and premium taxes. A ceding fee is also collected to cover other administrative costs and profits for the Company. Reinsurance allowances received are capitalized and charged to expense in proportion to premiums earned. Ceded unamortized acquisition costs are netted with direct unamortized acquisition costs in the balance sheet.

Ceded premiums and policy fees on the Company's universal life ("UL"), variable universal life, bank-owned life insurance ("BOLI"), and annuity products reduce premiums and policy fees recognized by the Company. Ceded claims are treated as an offset to direct benefits and settlement expenses and are recognized when the claim is incurred on a direct basis. Ceded policy reserve changes are also treated as an offset to benefits and settlement expenses and are recognized during the applicable valuation period. Commission and expense allowances paid by the assuming companies are treated as an offset to other operating expenses. Since reinsurance treaties typically provide for allowance percentages that decrease over the lifetime of a policy, allowances in excess of the "ultimate" or final level allowance are capitalized. Amortization of capitalized reinsurance expense allowances are amortized based on future expected gross profits. Assumptions regarding mortality, lapses, and interest rates are continuously reviewed and may be periodically changed. These changes will result in "unlocking" that changes the balance in the ceded deferred acquisition cost and can affect the amortization of DAC and VOBA. Ceded unearned revenue liabilities are also amortized based on expected gross profits. Assumptions are based on the best current estimate of expected mortality, lapses and interest spread.

Reinsurance Allowances — The amount and timing of reinsurance allowances (both first year and renewal allowances) are contractually determined by the applicable reinsurance contract and may or may not bear a relationship to the amount and incidence of expenses actually paid by the ceding company. Many of the Company's reinsurance treaties do, in fact, have ultimate renewal allowances that exceed the direct ultimate expenses. Additionally, allowances are intended to reimburse the ceding company for some portion of the ceding company's commissions, expenses, and taxes. As a result, first year expenses paid by the Company may be higher than first year allowances paid by the reinsurer, and reinsurance allowances may be higher in later years than renewal expenses paid by the Company.

The Company recognizes allowances according to the prescribed schedules in the reinsurance contracts, which may or may not bear a relationship to actual expenses incurred by the Company. A portion of these allowances is deferred while the non-deferrable allowances are recognized immediately as a reduction of other operating expenses. The Company's practice is to defer reinsurance allowances in excess of the ultimate allowance. This practice is consistent with the Company's practice of capitalizing direct expenses. While the recognition of reinsurance allowances is

PROTECTIVE LIFE INSURANCE COMPANY

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2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES — (Continued)

consistent with GAAP, in some cases non-deferred reinsurance allowances may exceed non-deferred direct costs, which may cause net other operating expenses to be negative.

Ultimate reinsurance allowances are defined as the lowest allowance percentage paid by the reinsurer in any policy duration over the lifetime of a universal life policy (or through the end of the level term period for a traditional life policy). Ultimate reinsurance allowances are determined by the reinsurer and set by the individual contract of each treaty during the initial negotiation of each such contract. Ultimate reinsurance allowances and other treaty provisions are listed within each treaty and will differ between agreements since each reinsurance contract is separately negotiated. The Company uses the ultimate reinsurance allowances set by the reinsurers and contained within each treaty agreement to complete its accounting responsibilities.

Amortization of Reinsurance Allowances — Reinsurance allowances do not affect the methodology used to amortize DAC and VOBA, or the period over which such DAC and VOBA are amortized. Reinsurance allowances offset the direct expenses capitalized, reducing the net amount that is capitalized. The amortization pattern varies with changes in estimated gross profits arising from the allowances. DAC and VOBA on traditional life policies are amortized based on the pattern of estimated gross premiums of the policies in force. Reinsurance allowances do not affect the gross premiums, so therefore they do not impact traditional life amortization patterns. DAC and VOBA on universal life products are amortized based on the pattern of estimated gross profits of the policies in force. Reinsurance allowances are considered in the determination of estimated gross profits, and therefore do impact amortization patterns.

Reinsurance Liabilities — Claim liabilities and policy benefits are calculated consistently for all policies in accordance with GAAP, regardless of whether or not the policy is reinsured. Once the claim liabilities and policy benefits for the underlying policies are estimated, the amounts recoverable from the reinsurers are estimated based on a number of factors including the terms of the reinsurance contracts, historical payment patterns of reinsurance partners, and the financial strength and credit worthiness of reinsurance partners. Liabilities for unpaid reinsurance claims are produced from claims and reinsurance system records, which contain the relevant terms of the individual reinsurance contracts. The Company monitors claims due from reinsurers to ensure that balances are settled on a timely basis. Incurred but not reported claims are reviewed by the Company's actuarial staff to ensure that appropriate amounts are ceded.

The Company analyzes and monitors the credit worthiness of each of its reinsurance partners to minimize collection issues. For newly executed reinsurance contracts with reinsurance companies that do not meet predetermined standards, the Company requires collateral such as assets held in trusts or letters of credit.

Components of Reinsurance Cost — The following income statement lines are affected by reinsurance cost:

Premiums and policy fees ("reinsurance ceded" on the Company's financial statements) represent consideration paid to the assuming company for accepting the ceding company's risks. Ceded premiums and policy fees increase reinsurance cost.

Benefits and settlement expenses include incurred claim amounts ceded and changes in ceded policy reserves. Ceded benefits and settlement expenses decrease reinsurance cost.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES — (Continued)

Amortization of deferred policy acquisition cost and VOBA reflects the amortization of capitalized reinsurance allowances. Ceded amortization decreases reinsurance cost.

Other expenses include reinsurance allowances paid by assuming companies to the Company less amounts capitalized. Non-deferred reinsurance allowances decrease reinsurance cost.

The Company's reinsurance programs do not materially impact the other income line of the Company's income statement. In addition, net investment income generally has no direct impact on the Company's reinsurance cost. However, it should be noted that by ceding business to the assuming companies, the Company forgoes investment income on the reserves ceded to the assuming companies. Conversely, the assuming companies will receive investment income on the reserves assumed which will increase the assuming companies' profitability on business assumed from the Company.

Accounting Pronouncements Recently Adopted

ASU No. 2010-26 — Financial Services — Insurance — Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts. The objective of this Update is to address diversity in practice regarding the interpretation of which costs relating to the acquisition of new or renewal insurance contracts qualify for deferral. This Update prescribes that certain incremental direct costs of successful initial or renewal contract acquisitions may be deferred. It defines incremental direct costs as those costs that result directly from and are essential to the contract transaction and would not have been incurred by the insurance entity had the contract transaction not occurred. This Update also clarifies the definition of the types of incurred costs that may be capitalized and the accounting and recognition treatment of advertising, research, and other administrative costs related to the acquisition of insurance contracts. This Update was effective for the Company on January 1, 2012. The Company retrospectively adopted this Update, which resulted in a reduction in its deferred acquisition cost asset as well as a decrease in the amortization associated with those previously deferred costs. There was also a reduction in the level of costs the Company defers. For additional information on the effect this Update had on the Company, see Note 6, Deferred Policy Acquisition Costs and Value of Business Acquired.

ASU No. 2011-03 — Transfers and Servicing — Reconsideration of Effective Control for Repurchase Agreements. This Update amends the assessment of effective control for repurchase agreements to remove 1) the criterion requiring the transferor to have the ability to repurchase or redeem the financial assets on substantially the agreed terms, even in the event of default by the transferee, and 2) the collateral maintenance implementation guidance related to the criterion. The Board determined that these criterion should not be a determining factor of effective control. This Update was effective for the first interim or annual period beginning on or after December 15, 2011. For the Company, the Update was applied to all repurchase agreements beginning January 1, 2012. The Company has modified its policies and procedures to ensure compliance with the updated guidance. There was no impact to the Company's results of operations or financial position as a result of this adoption.

ASU No. 2011-04 — Fair Value Measurement — Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The amendments in this Update result in common fair value measurement and disclosure requirements in GAAP and International Financial Reporting Standards ("IFRSs"). The intent of this Update was not to change the

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES — (Continued)

application of the requirements in Topic 820. Some of the amendments clarify the intent regarding the application of existing fair value measurement requirements. The Update expanded requirements for disclosing information about fair value measurements. These changes were effective for interim and annual periods beginning after December 15, 2011. The Company has included the required additional disclosures in Note 19, Fair Value of Financial Instruments, and has modified its policies and processes to ensure compliance with the updated guidance.

ASU No. 2011-05 — Comprehensive Income — Presentation of Comprehensive Income. In this Update, a company has the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in 1) a single continuous statement of comprehensive income, or 2) in two separate but consecutive statements. In both choices, a company is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. The Company has implemented the two-statement report format outlined in ASU No. 2011-05 beginning in the first quarter of 2012. The amendments in this Update do not change the items that must be reported in other comprehensive income, or the timing of its subsequent reclassification to net income. This Update was effective January 1, 2012.

Commensurate with the effective date of ASU No. 2011-05, the requirement to present reclassifications from other comprehensive income on the face of the income statement, was deferred by ASU No. 2011-12 — Comprehensive Income — Deferral of the Effective for Amendments to the Presentation of Reclassifications of Items out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05.

ASU No. 2012-04 — Technical Corrections and Improvements. This Update contains changes intended to clarify the Codification or to correct unintended application of guidance, and which are not expected to have a significant effect on current accounting practice. In addition, this Update includes more substantive, limited-scope improvements to the Codification. These are items that represent narrow and incremental improvements to U.S. GAAP and are not purely technical corrections. This Update was effective upon issuance on October 1, 2012, and will not have an impact on the Company's results of operations or financial position.

Accounting Pronouncements Not Yet Adopted

ASU No. 2011-11 — Balance Sheet — Disclosures about Offsetting Assets and Liabilities. This Update contains new disclosure requirements regarding the nature of an entity's rights of offset and related arrangements associated with its financial and derivative instruments. The new disclosures are designed to make financial statements that are prepared under GAAP more comparable to those prepared under IFRSs. Generally, it is more difficult to qualify for offsetting under IFRSs than it is under GAAP. As a result, entities with significant financial instrument and derivative portfolios that report under IFRSs typically present positions on their balance sheets that are significantly larger than those of entities with similarly sized portfolios whose financial statements are prepared in accordance with GAAP. To facilitate comparison between financial statements prepared under GAAP and IFRSs, the new disclosures will give financial statement users information about both gross and net exposures. In January 2013, the FASB issued ASU No. 2013-01, which clarifies that application of ASU No. 2011-11 is limited to certain derivatives, repurchase and reverse repurchase agreements, and securities borrowing and securities lending transactions. Both Updates are effective January 1, 2013. However,

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES — (Continued)

the Company expects that neither Update will have an impact on the Company's results of operations or financial position.

ASU No. 2012-02 — Intangibles — Goodwill and Other — Testing Indefinite-Lived Intangible Assets for Impairment. This Update is intended to reduce the complexity and cost of performing an impairment test for indefinite-lived intangible assets by allowing an entity the option to make a qualitative evaluation about the likelihood of impairment prior to the quantitative calculation required by current guidance. Under the amendments to Topic 350, an entity has the option to first assess qualitative factors to determine whether it is more likely than not that an indefinite-lived intangible asset is impaired as a basis for determining whether it is necessary to perform the quantitative impairment test. If an entity determines it is not more likely than not that impairment exists, quantitative impairment testing is not required. However, if an entity concludes otherwise, the impairment test outlined in current guidance is required to be completed. The Update does not change the current requirement that indefinite-lived intangible assets be reviewed for impairment at least annually.

ASU No. 2013-02 — Comprehensive Income — Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income. The amendments in this Update supersede the presentation requirements for reclassifications out of accumulated other comprehensive income in ASU No. 2011-05, Comprehensive Income — Presentation of Comprehensive Income, and ASU No. 2011-12, Comprehensive Income — Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05, for all entities. The amendments do not change the current requirements for reporting net income or other comprehensive income in financial statements. The Update requires an entity to report the effect of significant reclassifications out of accumulated other comprehensive income on the respective line items in net income if the amount being reclassified is required under U.S. GAAP to be reclassified in its entirety to net income. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety in the same reporting period, an entity is required to cross-reference other disclosures required under U.S. GAAP that provide additional detail about those amounts. The amendments are effective prospectively for reporting periods beginning after December 15, 2012. This Update will not have an impact on the Company's results of operations or financial position.

3.  SIGNIFICANT ACQUISITIONS

On December 31, 2010, the Company completed the acquisition of all of the outstanding stock of United Investors Life Insurance Company ("United Investors"), pursuant to a Stock Purchase Agreement, between the Company, Torchmark Corporation ("Torchmark") and its wholly owned subsidiaries, Liberty National Life Insurance Company ("Liberty National") and United Investors. The Company accounted for this transaction under the acquisition method of accounting as required by FASB guidance under the ASC Business Combinations topic. This guidance requires that assets acquired and liabilities assumed are generally recorded at their fair values. The aggregate purchase price for United Investors was $363.3 million.

On April 29, 2011, the Company closed a previously announced reinsurance transaction with Liberty Life Insurance Company ("Liberty Life") under the terms of which the Company reinsured substantially all of the life and health business of Liberty Life. The transaction closed in conjunction with Athene Holding Ltd's acquisition of Liberty Life from an affiliate of Royal Bank of Canada. The capital invested

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

3.  SIGNIFICANT ACQUISITIONS — (Continued)

by the Company in the transaction at closing was $321 million, including a $225 million ceding commission. In conjunction with the closing, the Company invested $40 million in a surplus note issued by Athene Life Re. The Company accounted for this transaction under the ASC Financial Services — Insurance topic in a manner similar to the acquisition method of accounting as required by the Financial Accounting Standards Board ("FASB") guidance under ASC Business Combinations topic.

The following (unaudited) pro forma condensed consolidated results of operations assumes that the aforementioned transactions with Liberty Life and United Investors was completed as of January 1, 2010:

	Unaudited For The Year Ended December 31,
	2011	2010
	(Dollars In Thousands)
Revenue	$3,491,414	$3,321,743
Net income	324,793	270,433

4.  INVESTMENT OPERATIONS

Major categories of net investment income are summarized as follows:

	For The Year Ended December 31,
	2012	2011	2010
	(Dollars In Thousands)
Fixed maturities	$1,453,018	$1,414,965	$1,301,047
Equity securities	20,740	20,595	17,836
Mortgage loans	349,845	336,541	310,988
Investment real estate	3,289	3,458	3,180
Short-term investments	62,887	72,137	77,185
	1,889,779	1,847,696	1,710,236
Other investment expenses	100,441	94,252	85,391
Net investment income	$1,789,338	$1,753,444	$1,624,845

Net realized investment gains (losses) for all other investments are summarized as follows:

	For The Year Ended December 31,
	2012	2011	2010
	(Dollars In Thousands)
Fixed maturities	$67,669	$80,044	$51,816
Equity securities	(45)	9,136	6,489
Impairments on fixed maturity securities	(58,144)	(47,321)	(39,550)
Impairments on equity securities	—	—	(1,815)
Modco trading portfolio	177,986	164,224	109,399
Other investments	(12,774)	(5,651)	(9,283)
Total realized gains (losses) — investments	$174,692	$200,432	$117,056

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

4.  INVESTMENT OPERATIONS — (Continued)

For the year ended December 31, 2012, gross realized gains on investments available-for-sale (fixed maturities, equity securities, and short-term investments) were $73.2 million and gross realized losses were $60.3 million, including $54.7 million of impairment losses. For the year ended December 31, 2011, gross realized gains on investments available-for-sale (fixed maturities, equity securities, and short-term investments) were $104.5 million and gross realized losses were $62.0 million, including $46.6 million of impairment losses. For the year ended December 31, 2010, gross realized gains on investments available-for-sale (fixed maturities, equity securities, and short-term investments) were $99.8 million and gross realized losses were $82.6 million, including $41.1 million of impairment losses.

For the year ended December 31, 2012, the Company sold securities in an unrealized gain position with a fair value (proceeds) of $1.6 billion. The gain realized on the sale of these securities was $73.2 million. For the year ended December 31, 2011, the Company sold securities in an unrealized gain position with a fair value (proceeds) of $2.2 billion. The gain realized on the sale of these securities was $104.5 million. For the year ended December 31, 2010, the Company sold securities in an unrealized gain position with a fair value (proceeds) of $2.9 billion. The gain realized on the sale of these securities was $99.8 million.

For the year ended December 31, 2012, the Company sold securities in an unrealized loss position with a fair value (proceeds) of $38.0 million. The loss realized on the sale of these securities was $5.6 million. The Company made the decision to exit these holdings in order to reduce its European financial exposure.

For the year ended December 31, 2011, the Company sold securities in an unrealized loss position with a fair value (proceeds) of $263.1 million. The loss realized on the sale of these securities was $15.3 million. The Company made the decision to exit these holdings in order to reduce its European financial exposure.

For the year ended December 31, 2010, the Company sold securities in an unrealized loss position with a fair value (proceeds) of $709.6 million. The loss realized on the sale of these securities was $41.5 million. The Company made the decision to exit these holdings to reduce exposure to the 2010 oil spill in the Gulf of Mexico, to certain issuers with credit deterioration, and European financial institutions.

Certain European countries have experienced varying degrees of financial stress. Risks from the continued debt crisis in Europe could continue to disrupt the financial markets which could have a detrimental impact on global economic conditions and on sovereign and non-sovereign obligations. There remains considerable uncertainty as to future developments in the European debt crisis and the impact on financial markets.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

4.  INVESTMENT OPERATIONS — (Continued)

The amortized cost and fair value of the Company's investments classified as available-for-sale as of December 31, are as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Total OTTI Recognized in OCI(1)
	(Dollars In Thousands)
2012
Fixed maturities:
Bonds
Residential mortgage-backed securities	$1,766,260	$92,417	$(19,347)	$1,839,330	$(406)
Commercial mortgage-backed securities	797,844	72,577	(598)	869,823	—
Other asset-backed securities	1,023,649	12,788	(61,424)	975,013	(241)
U.S. government-related securities	1,097,501	71,536	(591)	1,168,446	—
Other government-related securities	93,565	7,258	(45)	100,778	—
States, municipals, and political subdivisions	1,188,019	255,898	(264)	1,443,653	—
Corporate bonds	17,687,164	2,726,858	(48,395)	20,365,627	(5,488)
	23,654,002	3,239,332	(130,664)	26,762,670	(6,135)
Equity securities	352,272	11,881	(9,993)	354,160	—
Short-term investments	97,852	—	—	97,852	—
	$24,104,126	$3,251,213	$(140,657)	$27,214,682	$(6,135)
2011
Fixed maturities:
Bonds
Residential mortgage-backed securities	$2,340,172	$82,574	$(85,702)	$2,337,044	$(47,652)
Commercial mortgage-backed securities	530,283	24,473	(4,229)	550,527	—
Other asset-backed securities	997,398	6,529	(90,898)	913,029	(6,559)
U.S. government-related securities	1,150,525	65,212	(58)	1,215,679	—
Other government-related securities	88,058	4,959	—	93,017	—
States, municipals, and political subdivisions	1,154,307	173,406	—	1,327,713	—
Corporate bonds	16,888,423	1,922,038	(249,870)	18,560,591	1,787
	23,149,166	2,279,191	(430,757)	24,997,600	(52,424)
Equity securities	286,537	5,430	(16,595)	275,372	(74)
Short-term investments	15,629	—	—	15,629	—
	$23,451,332	$2,284,621	$(447,352)	$25,288,601	$(52,498)

(1)  These amounts are included in the gross unrealized gains and gross unrealized losses columns above.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

4.  INVESTMENT OPERATIONS — (Continued)

The amortized cost and fair value of the Company's investments classified as held-to-maturity as of December 31, are as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Total OTTI Recognized in OCI
2012
Fixed maturities:
Other	$300,000	$19,163	$—	$319,163	$—
	$300,000	$19,163	$—	$319,163	$—

As of December 31, 2012 and 2011, the Company had an additional $3.0 billion and $3.0 billion of fixed maturities, $19.6 million and $17.0 million of equity securities, and $118.9 million and $85.8 million of short-term investments classified as trading securities, respectively.

The amortized cost and fair value of available-for-sale and held-to-maturity fixed maturities as of December 31, 2012, by expected maturity, are shown below. Expected maturities of securities without a single maturity date are allocated based on estimated rates of prepayment that may differ from actual rates of prepayment.

	Available-for-Sale		Held-to-Maturity
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
	(Dollars In Thousands)		(Dollars In Thousands)
Due in one year or less	$452,876	$459,845	$—	$—
Due after one year through five years	4,568,417	4,996,310	—	—
Due after five years through ten years	6,283,158	6,967,782	—	—
Due after ten years	12,349,551	14,338,733	300,000	319,163
	$23,654,002	$26,762,670	$300,000	$319,163

During the year ended December 31, 2012, the Company recorded pre-tax other-than-temporary impairments of investments of $67.1 million all of which were related to debt securities. Of the $67.1 million of impairments for the year ended December 31, 2012, $58.1 million was recorded in earnings and $9.0 million was recorded in other comprehensive income (loss). There were no impairments related to equity securities. For the year ended December 31, 2012, there were no other-than-temporary impairments related to debt securities or equity securities that the Company intended to sell or expected to be required to sell.

During the year ended December 31, 2011, the Company recorded pre-tax other-than-temporary impairments of investments of $62.2 million all of which were related to debt securities. Of the $62.2 million of impairments for the year ended December 31, 2011, $47.3 million was recorded in earnings and $14.9 million was recorded in other comprehensive income (loss). For the year ended December 31, 2011, there were no impairments related to equity securities. For the year ended December 31, 2011, pre-tax other-than-temporary impairments related to debt securities that the Company does not intend to sell and does not expect to be required to sell were $52.7 million, with $37.8 million of credit losses recorded on debt securities in earnings and $14.9 million of non-credit losses recorded in other comprehensive income (loss). During the same period, other-than-temporary

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

4.  INVESTMENT OPERATIONS — (Continued)

impairments related to debt securities that the Company intends to sell or expects to be required to sell were $9.5 million and were recorded in earnings.

During the year ended December 31, 2010, the Company recorded other-than-temporary impairments of investments of $75.0 million. Of the $75.0 million of impairments for the year ended December 31, 2010, $41.4 million was recorded in earnings and $33.6 million was recorded in other comprehensive income (loss). For the year ended December 31, 2010, there was $2.5 million of other-than-temporary impairments related to equity securities. For the year ended December 31, 2010, there was $72.5 million of other-than-temporary impairments related to debt securities. During this period, there was no other-than-temporary impairments related to debt securities or equity securities that the Company intends to sell or expects to be required to sell.

The following chart is a rollforward of available-for-sale credit losses on debt securities held by the Company for which a portion of an other-than-temporary impairment was recognized in other comprehensive income (loss):

	For The Year Ended December 31,
	2012	2011	2010
	(Dollars In Thousands)
Beginning balance	$69,476	$39,275	$25,066
Additions for newly impaired securities	26,544	12,699	26,893
Additions for previously impaired securities	25,217	20,591	4,964
Reductions for previously impaired securities due to a change in expected cash flows	—	—	—
Reductions for previously impaired securities that were sold in the current period	—	(3,089)	(17,648)
Other	—	—	—
Ending balance	$121,237	$69,476	$39,275

The following table includes the gross unrealized losses and fair value of the Company's investments that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2012:

	Less Than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
	(Dollars In Thousands)
Residential mortgage- backed securities	$100,412	$(9,578)	$166,000	$(9,769)	$266,412	$(19,347)
Commercial mortgage- backed securities	50,506	(598)	—	—	50,506	(598)
Other asset-backed securities	479,223	(28,179)	242,558	(33,245)	721,781	(61,424)
U.S. government-related securities	106,806	(591)	—	—	106,806	(591)

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

4.  INVESTMENT OPERATIONS — (Continued)

	Less Than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
	(Dollars In Thousands)
Other government-related securities	$14,955	$(45)	$—	$—	$14,955	$(45)
States, municipalities, and political subdivisions	11,526	(264)	—	—	11,526	(264)
Corporate bonds	775,593	(23,630)	363,128	(24,765)	1,138,721	(48,395)
Equities	35,059	(5,150)	21,754	(4,843)	56,813	(9,993)
	$1,574,080	$(68,035)	$793,440	$(72,622)	$2,367,520	$(140,657)

RMBS have a gross unrealized loss greater than twelve months of $9.8 million as of December 31, 2012. The non-agency RMBS market experienced improvements during the year, but these losses represent securities where credit concerns are more pronounced. Factors such as the credit enhancement within the deal structure, the average life of the securities, and the performance of the underlying collateral support the recoverability of these investments.

The other asset-backed securities have a gross unrealized loss greater than twelve months of $33.2 million as of December 31, 2012. This category predominately includes student-loan backed auction rate securities, the underlying collateral, of which is at least 97% guaranteed by the Federal Family Education Loan Program ("FFELP"). These unrealized losses have occurred within the Company's auction rate securities ("ARS") portfolio since the market collapse during 2008. At this time, the Company has no reason to believe that the U.S. Department of Education would not honor the FFELP guarantee, if it were necessary.

The corporate bonds category has gross unrealized losses greater than twelve months of $24.8 million as of December 31, 2012. These losses relate primarily to fluctuations in credit spreads. The aggregate decline in market value of these securities was deemed temporary due to positive factors supporting the recoverability of the respective investments. Positive factors considered include credit ratings, the financial health of the issuer, the continued access of the issuer to capital markets, and other pertinent information.

The equities category has a gross unrealized loss greater than twelve months of $4.8 million as of December 31, 2012. These losses primarily relate to a widening in credit spreads on perpetual preferred stock holdings. The aggregate decline in market value of these securities was deemed temporary due to factors supporting the recoverability of the respective investments. Positive factors include credit ratings, the financial health of the issuer, the continued access of the issuer to the capital markets, and other pertinent information.

The Company does not consider these unrealized loss positions to be other-than-temporary, based on the factors discussed and because the Company has the ability and intent to hold these investments until the fair values recover, and does not intend to sell or expect to be required to sell the securities before recovering the Company's amortized cost of debt securities.

The following table includes the gross unrealized losses and fair value of the Company's investments that are not deemed to be other-than-temporarily impaired, aggregated by investment category and

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

4.  INVESTMENT OPERATIONS — (Continued)

length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2011:

	Less Than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
	(Dollars In Thousands)
Residential mortgage- backed securities	$276,216	$(15,308)	$524,251	$(70,394)	$800,467	$(85,702)
Commercial mortgage- backed securities	78,893	(4,229)	—	—	78,893	(4,229)
Other asset-backed securities	531,653	(32,074)	190,639	(58,824)	722,292	(90,898)
U.S. government-related securities	21,311	(58)	—	—	21,311	(58)
Corporate bonds	1,870,256	(131,953)	523,913	(117,917)	2,394,169	(249,870)
Equities	50,638	(8,436)	22,095	(8,159)	72,733	(16,595)
	$2,828,967	$(192,058)	$1,260,898	$(255,294)	$4,089,865	$(447,352)

RMBS have a gross unrealized loss greater than twelve months of $70.4 million as of December 31, 2011. The losses relate to a widening in spreads and defaults as a result of continued weakness in the residential housing market which have reduced the fair value of the RMBS holdings. Factors such as the credit enhancement within the deal structure, the average life of the securities, and the performance of the underlying collateral support the recoverability of these investments.

The other asset-backed securities have a gross unrealized loss greater than twelve months of $58.8 million as of December 31, 2011. This category predominately includes student-loan backed auction rate securities, the underlying collateral, of which is at least 97% guaranteed by the Federal Family Education Loan Program ("FFELP"). These unrealized losses have occurred within the Company's auction rate securities ("ARS") portfolio since the market collapse during 2008. At this time, the Company has no reason to believe that the U.S. Department of Education would not honor the FFELP guarantee, if it were necessary.

The corporate bonds category has gross unrealized losses greater than twelve months of $117.9 million as of December 31, 2011. These losses relate primarily to fluctuations in credit spreads. The aggregate decline in market value of these securities was deemed temporary due to positive factors supporting the recoverability of the respective investments. Positive factors considered include credit ratings, the financial health of the issuer, the continued access of the issuer to capital markets, and other pertinent information.

The equities category has a gross unrealized loss greater than twelve months of $8.2 million as of December 31, 2011. These losses primarily relate to a widening in credit spreads on perpetual preferred stock holdings. The aggregate decline in market value of these securities was deemed temporary due to factors supporting the recoverability of the respective investments. Positive factors include credit ratings, the financial health of the issuer, the continued access of the issuer to the capital markets, and other pertinent information.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

4.  INVESTMENT OPERATIONS — (Continued)

The Company does not consider these unrealized loss positions to be other-than-temporary, based on the factors discussed and because the Company has the ability and intent to hold these investments until the fair values recover, and does not intend to sell or expect to be required to sell the securities before recovering the Company's amortized cost of debt securities.

As of December 31, 2012, the Company had securities in its available-for-sale portfolio which were rated below investment grade of $1.7 billion and had an amortized cost of $1.7 billion. In addition, included in the Company's trading portfolio, the Company held $367.1 million of securities which were rated below investment grade. Approximately $415.1million of the below investment grade securities were not publicly traded.

The change in unrealized gains (losses), net of income tax, on fixed maturity and equity securities, classified as available-for-sale is summarized as follows:

	For The Year Ended December 31,
	2012	2011	2010
	(Dollars In Thousands)
Fixed maturities	$819,152	$761,738	$696,942
Equity securities	8,484	(13,292)	9,701

The Company held $12.2 million of non-income producing investments, consisting of fixed maturities, equities, and investment real estate for the year ended December 31, 2012.

Included in the Company's invested assets are $865.4 million of policy loans as of December 31, 2012. The interest rates on standard policy loans range from 3.0% to 8.0%. The collateral loans on life insurance policies have an interest rate of 13.64%.

Securities Lending

In prior periods, the Company participated in securities lending, primarily as an enhancement to its investment yield. During the second quarter of 2011, the Company discontinued this program. Certain collateral assets, which the Company previously intended to dispose of and on which it recorded an other-than-temporary impairment of $1.3 million, were instead retained by the Company and are included in its fixed maturities as of December 31, 2012 with a balance of $3.7 million. The Company currently does not have any intent to sell these securities, nor does the Company anticipate being required to sell them.

Variable Interest Entities

The Company holds certain investments in entities in which its ownership interests could possibly considered variable interests under Topic 810 of the FASB ASC (excluding debt and equity securities held as trading, available for sale, or held to maturity). The Company reviews the characteristics of each of these applicable entities and compares those characteristics to applicable criteria to determine whether the entity is a Variable Interest Entity ("VIE"). If the entity is determined to be a VIE, the Company then performs a detailed review to determine whether the interest would be considered a variable interest under the guidance. The Company then performs a qualitative review of all variable interests with the entity and determines whether the Company is the primary beneficiary. ASC 810 provides that an entity is the primary beneficiary of a VIE if the entity has 1) the power to direct the

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

4.  INVESTMENT OPERATIONS — (Continued)

activities of the VIE that most significantly impact the VIE's economic performance, and 2) the obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the entity that could potentially be significant to the VIE.

Based on this analysis, the Company had an interest in one wholly owned subsidiary, Red Mountain, LLC ("Red Mountain"), that was determined to be a VIE as of December 31, 2012. The activity most significant to Red Mountain is the issuance of a note in connection with a financing transaction involving Golden Gate V Vermont Captive Insurance Company ("Golden Gate V") and the Company in which Golden Gate V issued non-recourse funding obligations to Red Mountain and Red Mountain issued the note to Golden Gate V. Credit enhancement on the Red Mountain Note is provided by an unrelated third party. For details of this transaction, see Note 10, Debt and Other Obligations. The Company had the power, via its 100% ownership through an affiliate, to direct the activities of the VIE, but did not have the obligation to absorb losses related to the primary risks or sources of variability to the VIE. The variability of loss would be borne primarily by the third party in its function as provider of credit enhancement on the Red Mountain Note. Accordingly, it was determined that the Company is not the primary beneficiary of the VIE. The Company's risk of loss related to the VIE is limited to its investment of $10,000. Additionally, the holding company ("PLC") has guaranteed the VIE's credit enhancement fee obligation to the unrelated third party provider.

5.  MORTGAGE LOANS

Mortgage Loans

The Company invests a portion of its investment portfolio in commercial mortgage loans. As of December 31, 2012, the Company's mortgage loan holdings were approximately $4.9 billion. The Company has specialized in making loans on either credit-oriented commercial properties or credit-anchored strip shopping centers and apartments. The Company's underwriting procedures relative to its commercial loan portfolio are based, in the Company's view, on a conservative and disciplined approach. The Company concentrates on a small number of commercial real estate asset types associated with the necessities of life (retail, multi-family, professional office buildings, and warehouses). The Company believes these asset types tend to weather economic downturns better than other commercial asset classes in which it has chosen not to participate. The Company believes this disciplined approach has helped to maintain a relatively low delinquency and foreclosure rate throughout its history.

The Company's commercial mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, and net of valuation allowances. Interest income is accrued on the principal amount of the loan based on the loan's contractual interest rate. Amortization of premiums and discounts is recorded using the effective yield method. Interest income, amortization of premiums and discounts and prepayment fees are reported in net investment income.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

5.  MORTGAGE LOANS — (Continued)

The following table includes a breakdown of the Company's commercial mortgage loan portfolio by property type as of December 31, 2012:

Type	Percentage of Mortgage Loans on Real Estate
Retail	67.4%
Office Buildings	13.7
Apartments	9.4
Warehouses	7.4
Other	2.1
100.0%

The Company specializes in originating mortgage loans on either credit-oriented or credit-anchored commercial properties. No single tenant's exposure represents more than 2.0% of mortgage loans. Approximately 65.5% of the mortgage loans are on properties located in the following states:

State	Percentage of Mortgage Loans on Real Estate
Texas	11.6%
Georgia	8.9
Alabama	7.6
Tennessee	7.3
Florida	7.0
Ohio	5.4
North Carolina	5.2
South Carolina	4.9
Utah	4.5
California	3.1
65.5%

During 2012, the Company funded approximately $309.3 million of new loans, with an average loan size of $3.8 million. The average size mortgage loan in the portfolio as of December 31, 2012, was $2.5 million, and the weighted-average interest rate was 6.11%. The largest single mortgage loan was $40.2 million.

Certain of the mortgage loans have call options or interest rate reset options between 3 and 10 years. However, if interest rates were to significantly increase, we may be unable to exercise the call options or increase the interest rates on our existing mortgage loans commensurate with the significantly increased market rates. Assuming the loans are called at their next call dates, approximately $224.8 million would become due in 2013, $1.3 billion in 2014 through 2018, $599.0 million in 2019 through 2023, and $179.6 million thereafter.

The Company offers a type of commercial mortgage loan under which the Company will permit a loan-to-value ratio of up to 85% in exchange for a participating interest in the cash flows from the underlying real estate. As of December 31, 2012 and December 31, 2011, approximately $817.3 million and $876.8 million, respectively, of the Company's mortgage loans have this participation feature. Cash flows received as a result of this participation feature are recorded as interest income.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

5.  MORTGAGE LOANS — (Continued)

As of December 31, 2012, approximately $17.9 million, or 0.05%, of invested assets consisted of nonperforming, restructured or mortgage loans that were foreclosed and were converted to real estate properties. The Company does not expect these investments to adversely affect its liquidity or ability to maintain proper matching of assets and liabilities. During the year ended December 31, 2012, certain mortgage loan transactions occurred that were accounted for as troubled debt restructurings under Topic 310 of the FASB ASC. These transactions generally included acceptance of assets in satisfaction of principal or foreclosure on collateral property, and were the result of agreements between the creditor and the debtor or imposition of law. For all mortgage loans, the impact of troubled debt restructurings is reflected in the Company's investment balance and in the allowance for mortgage loan credit losses. Transactions accounted for as troubled debt restructurings during the year ended December 31, 2012 resulted in a reduction of $7.8 million in the Company's investment in mortgage loans, net of existing allowances for mortgage loan losses. None of these loans remained on the Company's balance sheets as of December 31, 2012. The Company's mortgage loan portfolio consists of two categories of loans: (1) those not subject to a pooling and servicing agreement and (2) those subject to a contractual pooling and servicing agreement.

As of December 31, 2012, $11.0 million of mortgage loans not subject to a pooling and servicing agreement were nonperforming. None of these nonperforming loans have been restructured during the year ending 2012.

As of December 31, 2012, $6.9 million of loans subject to a pooling and servicing agreement were nonperforming. None of these nonperforming loans have been restructured during the year ending December 31, 2012.

As of December 31, 2012 and December 31, 2011, the Company had an allowance for mortgage loan credit losses of $2.9 million and $5.0 million, respectively. Due to the Company's loss experience and nature of the loan portfolio, the Company believes that a collectively evaluated allowance would be inappropriate. The Company believes an allowance calculated through an analysis of specific loans that are believed to have a higher risk of credit impairment provides a more accurate presentation of expected losses in the portfolio and is consistent with the applicable guidance for loan impairments in ASC Subtopic 310. Since the Company uses the specific identification method for calculating the allowance, it is necessary to review the economic situation of each borrower to determine those that have higher risk of credit impairment. The Company has a team of professionals that monitors borrower conditions such as payment practices, borrower credit, operating performance, and property conditions, as well as ensuring the timely payment of property taxes and insurance. Through this monitoring process, the Company assesses the risk of each loan. When issues are identified, the severity of the issues are assessed and reviewed for possible credit impairment. If a loss is probable, an expected loss calculation is performed and an allowance is established for that loan based on the expected loss. The expected loss is calculated as the excess carrying value of a loan over either the present value of expected future cash flows discounted at the loan's original effective interest rate, or the current estimated fair value of the loan's underlying collateral. A loan may be subsequently charged off at such point that the Company no longer expects to receive cash payments, the present value of future expected payments of the renegotiated loan is less than the current principal balance, or at such time that the Company is party to foreclosure or bankruptcy proceedings associated with the borrower and does not expect to recover the principal balance of the loan.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

5.  MORTGAGE LOANS — (Continued)

A charge off is recorded by eliminating the allowance against the mortgage loan and recording the renegotiated loan or the collateral property related to the loan as investment real estate on the balance sheet, which is carried at the lower of the appraised fair value of the property or the unpaid principal balance of the loan, less estimated selling costs associated with the property:

	As of December 31,
	2012	2011
	(Dollars In Thousands)
Beginning balance	$4,975	$11,650
Charge offs	(8,340)	(16,278)
Recoveries	(628)	(2,471)
Provision	6,868	12,074
Ending balance	$2,875	$4,975

It is the Company's policy to cease to carry accrued interest on loans that are over 90 days delinquent. For loans less than 90 days delinquent, interest is accrued unless it is determined that the accrued interest is not collectible. If a loan becomes over 90 days delinquent, it is the Company's general policy to initiate foreclosure proceedings unless a workout arrangement to bring the loan current is in place. For loans subject to a pooling and servicing agreement, there are certain additional restrictions and/or requirements related to workout proceedings, and as such, these loans may have different attributes and/or circumstances affecting the status of delinquency or categorization of those in nonperforming status. An analysis of the delinquent loans is shown in the following chart as of December 31, 2012.

	30-59 Days Delinquent	60-89 Days Delinquent	Greater than 90 Days Delinquent	Total Delinquent
	(Dollars In Thousands)
Commercial mortgage loans	$12,149	$2,270	$—	$14,419
Number of delinquent commercial mortgage loans	7	1	—	8

The Company's commercial mortgage loan portfolio consists of mortgage loans that are collateralized by real estate. Due to the collateralized nature of the loans, any assessment of impairment and ultimate loss given a default on the loans is based upon a consideration of the estimated fair value of the real estate. The Company limits accrued interest income on impaired loans to ninety days of interest. Once accrued interest on the impaired loan is received, interest income is recognized on a cash basis. For information regarding impaired loans, please refer to the following chart as of December 31:

	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized	Cash Basis Interest Income
	(Dollars In Thousands)
2012
Commercial mortgage loans:
With no related allowance recorded	$13,044	$14,419	$—	$2,609	$53	$69
With an allowance recorded	13,927	13,927	2,875	3,482	154	154

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

5.  MORTGAGE LOANS — (Continued)

	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized	Cash Basis Interest Income
	(Dollars In Thousands)
2011
Commercial mortgage loans:
With no related allowance recorded	$6,338	$9,346	$—	$2,113	$34	$34
With an allowance recorded	14,021	14,021	4,975	7,010	117	181

6.  DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

On January 1, 2012, the Company adopted ASU No. 2010-26 — Financial Services — Insurance — Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts. For more information on how this Updated impacted our accounting policies related to deferred acquisition costs, refer to the Accounting Pronouncements Recently Adopted section of Note 2, Summary of Significant Accounting Policies. The Company retrospectively adopted this Update, which resulted in several adjustments to the Company's balance sheet on the date of adoption and income statements for periods prior to January 1, 2012. The Update primarily resulted in a reduction in its deferred acquisition cost asset as well as a decrease in the amortization associated with those deferred costs. There was also a reduction in the level of costs the Company defers. As part of the Company's retrospective adoption of this Update, a cumulative effect adjustment was recorded as of January 1, 2010 which was the earliest period presented. The cumulative effect adjustment resulted in a decrease of $469.6 million in retained earnings, a decrease of $0.3 million in accumulated other comprehensive income, and an overall decrease of $469.9 million in total shareowner's equity.

The chart shown below summarizes the effect of the adjustments on the Company's 2011 consolidated balance sheet (only balances impacted by the Update are presented):

	As of December 31, 2011
	As Originally Reported	As Adjusted	Effect of Change
	(Dollars In Thousands)
Assets:
Deferred policy acquisition costs and value of business acquired	$4,011,936	$3,223,220	$(788,716)
Total assets	$52,791,899	$52,003,183	$(788,716)
Liabilities:
Deferred income taxes	$1,573,764	$1,293,996	$(279,768)
Total liabilities	$47,405,601	$47,125,833	$(279,768)
Equity:
Retained earnings	$2,984,466	$2,456,293	$(528,173)
Accumulated other comprehensive income (loss):
Net unrealized gain (losses) on investments, net of income tax	1,076,854	1,096,079	19,225
Total equity	$5,386,298	$4,877,350	$(508,948)
Total liabilities and shareowner's equity	$52,791,899	$52,003,183	$(788,716)

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

6.  DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED — (Continued)

The charts shown below summarize the effect of the adjustments on the Company's income statement for the years ended December 31, 2011 and 2010 (only balances impacted by the Update are presented).

	For The Year Ended December 31, 2011
	As Originally Reported	As Adjusted	Effect of Change
	(Dollars In Thousands)
Expenses:
Amortization of deferred policy acquisition costs and value of business acquired	$300,450	$249,520	$(50,930)
Other operating expenses	373,964	461,570	87,606
Total benefits and expenses	2,896,634	2,933,310	36,676
Income before income tax	511,951	475,275	(36,676)
Income tax (benefit) expense	164,517	151,519	(12,998)
Net income	$347,434	$323,756	$(23,678)
	For The Year Ended December 31, 2010
	As Originally Reported	As Adjusted	Effect of Change
	(Dollars In Thousands)
Expenses:
Amortization of deferred policy acquisition costs and value of business acquired	$189,255	$144,496	$(44,759)
Other operating expenses	284,070	382,920	98,850
Total benefits and expenses	2,549,717	2,603,808	54,091
Income before income tax	387,267	333,176	(54,091)
Income tax (benefit) expense	129,029	109,865	(19,164)
Net income	$258,238	$223,311	$(34,927)

The charts shown below summarize the effect of the adjustments on the Company's cash flow statement for the years ended December 31, 2011 and 2010 (only balances impacted by the Update are presented).

	For The Year Ended December 31, 2011
	As Originally Reported	As Adjusted	Effect of Change
	(Dollars In Thousands)
Cash flows from operating activities
Net income	$347,434	$323,756	$(23,678)
Amortization of deferred policy acquisition costs and value of business acquired	300,450	249,520	(50,930)
Capitalization of deferred policy acquisition costs	(442,638)	(355,033)	87,605
Deferred income tax	120,262	107,265	(12,997)
Change to net cash (used in) provided by operating activities	$325,508	$325,508	$—

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

6.  DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED — (Continued)

	For The Year Ended December 31, 2010
	As Originally Reported	As Adjusted	Effect of Change
	(Dollars In Thousands)
Cash flows from operating activities
Net income	$258,238	$223,311	$(34,927)
Amortization of deferred policy acquisition costs and value of business acquired	189,255	144,496	(44,759)
Capitalization of deferred policy acquisition costs	(446,560)	(348,730)	97,830
Deferred income tax	85,483	66,682	(18,801)
Other, net	(47,319)	(46,662)	657
Change to net cash (used in) provided by operating activities	$39,097	$39,097	$—

Deferred policy acquisition costs

The balances and changes in DAC are as follows:

	As of December 31,
	2012	2011
	(Dollars In Thousands)
Balance, beginning of period	$2,291,613	$2,182,085
Capitalization of commissions, sales, and issue expenses	311,959	355,033
Amortization	(105,447)	(159,329)
Change in unrealized investment gains and losses	(90,599)	(86,176)
Balance, end of period	$2,407,526	$2,291,613

Value of business acquired

The balances and changes in VOBA are as follows:

	As of December 31,
	2012	2011
	(Dollars In Thousands)
Balance, beginning of period	$931,607	$881,324
Acquisitions	—	137,418
Amortization	(86,736)	(90,192)
Change in unrealized gains and losses	(27,041)	3,057
Balance, end of period	$817,830	$931,607

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

6.  DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED — (Continued)

The expected amortization of VOBA for the next five years is as follows:

Years	Expected Amortization
(Dollars In Thousands)
2013	$71,285
2014	63,386
2015	55,618
2016	50,957
2017	43,753

7.  GOODWILL

The changes in the carrying amount of goodwill by segment are as follows:

	Acquisitions	Asset Protection	Total Consolidated
	(Dollars In Thousands)
Balance as of December 31, 2010	$41,812	$48,158	$89,970
Tax benefit of excess tax goodwill	(3,099)	—	(3,099)
Balance as of December 31, 2011	38,713	48,158	86,871
Tax benefit of excess tax goodwill	(3,098)	—	(3,098)
Balance as of December 31, 2012	$35,615	$48,158	$83,773

During the year ended December 31, 2012 and 2011, the Company decreased its goodwill balance by approximately $3.1 million and $3.1 million, respectively. The decreases were due to an adjustment in the Acquisitions segment related to tax benefits realized during 2012 and 2011 on the portion of tax goodwill in excess of GAAP basis goodwill.

8.  CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS

The Company issues variable universal life and variable annuity products through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder. The Company also offers, for our variable annuity products, various account value guarantees upon death. The most significant of these guarantees involve 1) return of the highest anniversary date account value, or 2) return of the greater of the highest anniversary date account value or the last anniversary date account value compounded at 5% interest or 3) return of premium. The GMWB rider is classified as an embedded derivative and is carried at fair value on the Company's balance sheet. The variable annuity separate account balances subject to GMWB were $7.2 billion as of December 31, 2012. For more information regarding the valuation of and income impact of GMWB please refer to Note 2, Summary of Significant Accounting Policies, Note 19, Fair Value of Financial Instruments, and Note 20, Derivative Financial Instruments.

The GMDB reserve is calculated by applying a benefit ratio, equal to the present value of total expected GMDB claims divided by the present value of total expected contract assessments, to cumulative contract assessments. This amount is then adjusted by the amount of cumulative GMDB claims paid and accrued interest. Assumptions used in the calculation of the GMDB reserve were as follows: mean investment performance of 6.54%, age-based mortality consistent with 57% of the

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

8.  CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS — (Continued)

National Association of Insurance Commissioners 1994 Variable Annuity GMDB Mortality Table, lapse rates ranging from 0.8% — 38.7% (depending on product type and duration), and an average discount rate of 6.2%. Changes in the GMDB reserve are included in benefits and settlement expenses in the accompanying consolidated statements of income.

The variable annuity separate account balances subject to GMDB were $9.6 billion as of December 31, 2012. The total GMDB amount payable based on variable annuity account balances as of December 31, 2012, was $149.8 million (including $129.3 million in the Annuities segment and $20.5 million in the Acquisitions segment) with a GMDB reserve of $19.3 million and $0.3 million in the Annuities and Acquisitions segment, respectively. The average attained age of contract holders as of December 31, 2012 for the Company was 67.

These amounts exclude the variable annuity business of the Chase Insurance Group, which consisted of five insurance companies that manufactured and administered traditional life insurance and annuity products and four non-insurance companies (which collectively are referred to as the "Chase Insurance Group") which has been 100% reinsured to Commonwealth Annuity and Life Insurance Company (formerly known as Allmerica Financial Life Insurance and Annuity Company) ("CALIC"), under a Modco agreement. The guaranteed amount payable associated with the annuities reinsured to CALIC was $20.9 million and is included in the Acquisitions segment. The average attained age of contract holders as of December 31, 2012, was 64.

Activity relating to GMDB reserves (excluding those 100% reinsured under the Modco agreement) is as follows:

	For The Year Ended December 31,
	2012	2011	2010
	(Dollars In Thousands)
Beginning balance	$9,798	$6,412	$342
Incurred guarantee benefits	14,087	7,171	11,799
Less: Paid guarantee benefits	4,279	3,785	5,729
Ending balance	$19,606	$9,798	$6,412

Account balances of variable annuities with guarantees invested in variable annuity separate accounts are as follows:

	As of December 31,
	2012	2011
	(Dollars In Thousands)
Equity mutual funds	$6,171,196	$3,972,729
Fixed income mutual funds	3,381,581	2,185,654
Total	$9,552,777	$6,158,383

Certain of the Company's fixed annuities and universal life products have a sales inducement in the form of a retroactive interest credit ("RIC"). In addition, certain annuity contracts provide a sales inducement in the form of a bonus interest credit. The Company maintains a reserve for all interest credits earned to date. The Company defers the expense associated with the RIC and bonus interest credits each period and amortizes these costs in a manner similar to that used for DAC.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

8.  CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS — (Continued)

Activity in the Company's deferred sales inducement asset was as follows:

	For The Year Ended December 31,
	2012	2011	2010
	(Dollars In Thousands)
Deferred asset, beginning of period	$125,527	$112,147	$116,298
Amounts deferred	23,362	29,472	25,587
Amortization	(4,940)	(16,092)	(29,738)
Deferred asset, end of period	$143,949	$125,527	$112,147

9.  REINSURANCE

The Company reinsures certain of its risks with (cedes), and assumes risks from, other insurers under yearly renewable term, coinsurance, and modified coinsurance agreements. Under yearly renewable term agreements, the Company reinsures only the mortality risk, while under coinsurance the Company reinsures a proportionate share of all risks arising under the reinsured policy. Under coinsurance, the reinsurer receives a proportionate share of the premiums less commissions and is liable for a corresponding share of all benefit payments. Modified coinsurance is accounted for similar to coinsurance except that the liability for future policy benefits is held by the ceding company, and settlements are made on a net basis between the companies.

Reinsurance ceded arrangements do not discharge the Company as the primary insurer. Ceded balances would represent a liability of the Company in the event the reinsurers were unable to meet their obligations to us under the terms of the reinsurance agreements. The Company continues to monitor the consolidation of reinsurers and the concentration of credit risk the Company has with any reinsurer, as well as the financial condition of its reinsurers. As of December 31, 2012, the Company had reinsured approximately 60% of the face value of its life insurance in-force. The Company has reinsured approximately 26% of the face value of its life insurance in-force with the following three reinsurers:

•  Security Life of Denver Insurance Co. (currently administered by Hanover Re)

•  Swiss Re Life & Health America Inc.

•  Lincoln National Life Insurance Co. (currently administered by Swiss Re Life & Health America Inc.)

The Company has not experienced any credit losses for the years ended December 31, 2012, 2011, or 2010 related to these reinsurers. The Company has set limits on the amount of insurance retained on the life of any one person. In 2005, the Company increased its retention for certain newly issued traditional life products from $500,000 to $1,000,000 on any one life. During 2008, the Company increased its retention limit to $2,000,000 on certain of its traditional and universal life products.

Reinsurance premiums, commissions, expense reimbursements, benefits, and reserves related to reinsured long-duration contracts are accounted for over the life of the underlying reinsured contracts using assumptions consistent with those used to account for the underlying contracts. The cost of reinsurance related to short-duration contracts is accounted for over the reinsurance contract period. Amounts recoverable from reinsurers, for both short-and long-duration reinsurance arrangements, are estimated in a manner consistent with the claim liabilities and policy benefits associated with reinsured policies.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

9.  REINSURANCE — (Continued)

The following table presents the net life insurance in-force:

	For The Year Ended December 31,
	2012	2011	2010
	(Dollars In Millions)
Direct life insurance in-force	$706,416	$728,670	$753,519
Amounts assumed from other companies	30,470	32,813	18,799
Amounts ceded to other companies	(444,951)	(469,530)	(495,056)
Net life insurance in-force	$291,935	$291,953	$277,262
Percentage of amount assumed to net	10%	11%	7%

The following table reflects the effect of reinsurance on life insurance premiums written and earned:

	For The Year Ended December 31,
	2012	2011	2010
	(Dollars In Millions)
Direct premiums	$2,227	$2,245	$2,153
Reinsurance assumed	282	248	167
Reinsurance ceded	(1,229)	(1,278)	(1,284)
Net premiums(1)	$1,280	$1,215	$1,036
Percentage of amount assumed to net	22%	20%	16%

(1)  Includes annuity policy fees of $103.8 million, $74.9 million, and $43.4 million for the years ended December 31, 2012, 2011, and 2010, respectively.

The Company has also reinsured accident and health risks representing $12.1 million, $14.4 million, and $17.3 million of premium income, while the Company has assumed accident and health risks representing $29.4 million, $21.7 million, and $0.1 million of premium income for 2012, 2011, and 2010, respectively. In addition, the Company reinsured property and casualty risks representing $69.6 million, $71.2 million, and $78.9 million of premium income, while the Company assumed property and casualty risks representing $6.8 million, $6.2 million, and $7.1 million of premium income for 2012, 2011, and 2010, respectively.

As of December 31, 2012 and 2011, policy and claim reserves relating to insurance ceded of $5.6 million and $5.5 million, respectively, are included in reinsurance receivables. Should any of the reinsurers be unable to meet its obligation at the time of the claim, the Company would be obligated to pay such claims. As of December 31, 2012 and 2011, the Company had paid $105.0 million and $127.1 million, respectively, of ceded benefits which are recoverable from reinsurers. In addition, as of December 31, 2012 and 2011, the Company had receivables of $66.1 million and $64.9 million, respectively, related to insurance assumed.

During 2006, the Company recorded $27.1 million of bad debt charges related to its Lender's Indemnity product line. These bad debt charges followed the bankruptcy filing related to CENTRIX Financial LLC ("CENTRIX"), the originator and servicer of the business, and are the result of the Company's assessment, based in part on facts discovered by an audit after the bankruptcy filing, of the inability of CENTRIX and an affiliated reinsurer to meet their obligations under the program. The

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

9.  REINSURANCE — (Continued)

Company ceased offering the Lender's Indemnity product in 2003 with the last policy expiring in 2009. During 2010, the Company successfully settled its last claim and as a result of this final settlement, $7.8 million in excess reserves were released in the first quarter of 2010.

The Company's third party reinsurance receivables amounted to $5.7 billion and $5.5 billion as of December 31, 2012 and 2011, respectively. These amounts include ceded reserve balances and ceded benefit payments. The ceded benefit payments are recoverable from reinsurers. The following table sets forth the receivables attributable to our more significant reinsurance partners:

	As of December 31,
	2012		2011
	Reinsurance Receivable	A.M. Best Rating	Reinsurance Receivable	A.M. Best Rating
	(Dollars In Millions)
Security Life of Denver Insurance Co.	$649.1	A	$626.4	A
Swiss Re Life & Health America, Inc.	625.9	A+	624.4	A+
Lincoln National Life Insurance Co.	472.3	A+	479.4	A+
Transamerica Life Insurance Co.	425.5	A+	392.9	A+
American United Life Insurance Co.	321.3	A+	325.1	A+
Employers Reassurance Corp.	257.7	A-	290.2	A-
The Canada Life Assurance Company	219.8	A+	219.1	A+
RGA Reinsurance Co.	215.4	A+	228.2	A+
Scottish Re (U.S.), Inc.	180.5	NR(1)	179.9	NR(1)
XL Life Ltd.	179.6	A-	183.0	A-

(1)Scottish Re (U.S.), Inc. is not rated as of December 31, 2012 and 2011.

The Company's reinsurance contracts typically do not have a fixed term. In general, the reinsurers' ability to terminate coverage for existing cessions is limited to such circumstances as material breach of contract or non-payment of premiums by the ceding company. The reinsurance contracts generally contain provisions intended to provide the ceding company with the ability to cede future business on a basis consistent with historical terms. However, either party may terminate any of the contracts with respect to future business upon appropriate notice to the other party.

Generally, the reinsurance contracts do not limit the overall amount of the loss that can be incurred by the reinsurer. The amount of liabilities ceded under contracts that provide for the payment of experience refunds is immaterial.

10.  DEBT AND OTHER OBLIGATIONS

Under a revolving line of credit arrangement that was in effect as of July 17, 2012 (the "Credit Facility"), the Company had the ability to borrow on an unsecured basis up to an aggregate principal amount of $500 million. The Company had the right in certain circumstances to request that the commitment under the Credit Facility be increased up to a maximum principal amount of $600 million. Balances outstanding under the Credit Facility accrued interest at a rate equal to (i) either the prime rate or the London Interbank Offered Rate ("LIBOR"), plus (ii) a spread based on the ratings of our senior unsecured long-term debt. The Credit Agreement provides that the Company is liable for the full amount of any obligations for borrowings or letters of credit, excluding those of PLC, under the Credit

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

10.  DEBT AND OTHER OBLIGATIONS — (Continued)

Facility. The maturity date on the Credit Facility was April 16, 2013. The Company did not have an outstanding balance under the Credit Facility as of December 31, 2012. PLC had an outstanding balance of $160.0 million at an interest rate of LIBOR plus 0.40% under the Credit Facility as of July 17, 2012.

On July 17, 2012 the Company replaced the Credit Facility with a new credit facility ("2012 Credit Facility"). Under the 2012 Credit Facility, the Company and PLC has the ability to borrow on an unsecured basis up to an aggregate principal amount of $750 million. The Company has the right in certain circumstances to request that the commitment under the 2012 Credit Facility be increased up to a maximum principal amount of $1.0 billion. Balances outstanding under the 2012 Credit Facility accrue interest at a rate equal to, at the option of the Borrowers, (i) LIBOR plus a spread based on the ratings of PLC's senior unsecured long-term debt ("Senior Debt"), or (ii) the sum of (A) a rate equal to the highest of (x) the Administrative Agent's prime rate, (y) 0.50% above the Federal Funds rate, or (z) the one-month LIBOR plus 1.00% and (B) a spread based on the ratings of PLC's Senior Debt. The 2012 Credit Facility also provides for a facility fee at a rate that varies with the ratings of PLC's Senior Debt and that is calculated on the aggregate amount of commitments under the 2012 Credit Facility, whether used or unused. The maturity date on the 2012 Credit Facility is July 17, 2017. The Company is not aware of any non-compliance with the financial debt covenants of the 2012 Credit Facility as of December 31, 2012. The Company did not have an outstanding balance under the Credit Facility as of December 31, 2012. PLC had an outstanding balance of $50.0 million at an interest rate of LIBOR plus 1.20% under the 2012 Credit Facility as of December 31, 2012.

Non-Recourse Funding Obligations

Golden Gate Captive Insurance Company

Golden Gate Captive Insurance Company ("Golden Gate"), a South Carolina special purpose financial captive insurance company and wholly owned subsidiary, had three series of Surplus Notes with a total outstanding balance of $800 million as of December 31, 2012. PLC holds the entire outstanding balance of Surplus Notes. The Series A1 Surplus Notes have a balance of $400 million and accrue interest at 7.375%, the Series A2 Surplus Notes have a balance of $100 million and accrue interest at 8%, and the Series A3 Surplus Notes have a balance of $300 million and accrue interest at 8.45%.

Golden Gate II Captive Insurance Company

Golden Gate II Captive Insurance Company ("Golden Gate II"), a wholly owned special purpose financial captive insurance company, had $575.0 million of non-recourse funding obligations outstanding as of December 31, 2012. These outstanding non-recourse funding obligations were issued to special purpose trusts, which in turn issued securities to third parties. Certain of our affiliates purchased a portion of these securities during 2011 and 2012. As a result of these purchases, as of December 31, 2012, securities related to $286.0 million of the outstanding balance of the non-recourse funding obligations was held by external parties, securities related to $60.9 million of the non-recourse funding obligations was held by nonconsolidated affiliates, and $228.1 million was held by consolidated subsidiaries of the Company. These non-recourse funding obligations mature in 2052. $275 million of this amount is currently accruing interest at a rate of LIBOR plus 30 basis points. We have experienced higher borrowing costs than were originally expected associated with $300 million of our non-recourse funding obligations supporting the business reinsured to Golden Gate II. These

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

10.  DEBT AND OTHER OBLIGATIONS — (Continued)

higher costs are the result of higher spread component of interest expense associated with the illiquidity of the current market for auction rate securities, as well as a rating downgrade of our guarantor by certain rating agencies. The current rate associated with these obligations is LIBOR plus 200 basis points, which is the maximum rate we can be required to pay under these obligations. We have contingent approval to issue an additional $100 million of obligations. Under the terms of the non-recourse funding obligations, the holders of the non-recourse funding obligations cannot require repayment from PLC, us, or any of our subsidiaries, other than Golden Gate II, the direct issuers of the non-recourse funding obligations, although PLC has agreed to indemnify Golden Gate II for certain costs and obligations (which obligations do not include payment of principal and interest on the non-recourse funding obligations). In addition, PLC has entered into certain support agreements with Golden Gate II obligating it to make capital contributions or provide support related to certain of Golden Gate II's expenses and in certain circumstances, to collateralize certain of PLC's obligations to Golden Gate II.

Golden Gate V Vermont Captive Insurance Company

On October 10, 2012, Golden Gate V and Red Mountain, wholly owned subsidiaries of the Company, entered into a 20-year transaction to finance up to $945 million of "AXXX" reserves related to a block of universal life insurance policies with secondary guarantees issued by the Company and its subsidiary, West Coat Life Insurance Company ("WCL"). Golden Gate V issued non-recourse funding obligations to Red Mountain, and Red Mountain issued a note with an initial principal amount of $275 million, increasing to a maximum of $945 million in 2027, to Golden Gate V for deposit to a reinsurance trust supporting Golden Gate V's obligations under a reinsurance agreement with WCL, pursuant to which WCL cedes liabilities relating to the policies of WCL and retrocedes liabilities relating to the policies of the Company. Through the structure, Hannover Life Reassurance Company of America ("Hannover Re"), the ultimate risk taker in the transaction, provides credit enhancement to the Red Mountain note for the 20-year term in exchange for a fee. The transaction is "non-recourse" to Golden Gate V, Red Mountain, WCL, PLC and the Company, meaning that none of these companies are liable for the reimbursement of any credit enhancement payments required to be made. As of December 31, 2012, the principal balance of the Red Mountain note was $300 million. In connection with the transaction, PLC has entered into certain support agreements under which we guarantee or otherwise support certain obligations of Golden Gate V or Red Mountain.

In connection with the transaction outlined above, Golden Gate V had a $300 million outstanding non-recourse funding obligation as of December 31, 2012. This non-recourse funding obligation matures in 2037, has scheduled increases in principal to a maximum of $945 million, and accrues interest at a fixed annual rate of 6.25%.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

10.  DEBT AND OTHER OBLIGATIONS — (Continued)

Non-recourse funding obligations outstanding as of December 31, 2012, on a consolidated basis, are shown in the following table:

Issuer	Balance	Maturity Year	Year-to-Date Weighted-Avg Interest Rate
	(Dollars In Thousands)
Golden Gate Captive Insurance Company	$800,000	2037	7.86%
Golden Gate II Captive Insurance Company	346,900	2052	1.22%
Golden Gate V Vermont Captive Insurance Company	300,000	2037	6.25%
Total	$1,446,900

Non-recourse funding obligations outstanding as of December 31, 2011, on a consolidated basis, are shown in the following table:

Issuer	Balance	Maturity Year	Year-to-Date Weighted-Avg Interest Rate
	(Dollars In Thousands)
Golden Gate Captive Insurance Company	$800,000	2037	7.88%
Golden Gate II Captive Insurance Company	448,600	2052	1.37%
Total	$1,248,600

During 2012, the Company repurchased $101.7 million of its outstanding non-recourse funding obligations, at a discount. These repurchases resulted in a $32.0 million pre-tax gain for the Company.

Letters of Credit

Golden Gate III Vermont Captive Insurance Company

Golden Gate III Vermont Captive Insurance Company ("Golden Gate III"), a Vermont special purpose financial captive insurance company and wholly owned subsidiary, is party to a Reimbursement Agreement (the "Reimbursement Agreement") with UBS AG, Stamford Branch ("UBS"), as issuing lender. Under the original Reimbursement Agreement, dated April 23, 2010, UBS issued a letter of credit (the "LOC") in the initial amount of $505 million to a trust for the benefit of our wholly owned subsidiary, WCL. The LOC balance increased during 2011 in accordance with the terms of the Reimbursement Agreement. The Reimbursement Agreement was subsequently amended and restated effective November 21, 2011, to replace the existing LOC with one or more letters of credit from UBS, and to extend the maturity date from April 1, 2018, to April 1, 2022. The LOC balance was $580 million as of December 31, 2012. Subject to certain conditions, the amount of the LOC will be periodically increased up to a maximum of $610 million in 2013. The term of the LOC is expected to be 12 years, subject to certain conditions including capital contributions made to Golden Gate III by us or one of our affiliates. The LOC was issued to support certain obligations of Golden Gate III to WCL under an indemnity reinsurance agreement.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

10.  DEBT AND OTHER OBLIGATIONS — (Continued)

Golden Gate IV Vermont Captive Insurance Company

Golden Gate IV Vermont Captive Insurance Company ("Golden Gate IV"), a Vermont special purpose financial captive insurance company and wholly owned subsidiary, is party to a Reimbursement Agreement with UBS AG, Stamford Branch, as issuing lender. Under the Reimbursement Agreement, dated December 10, 2010, UBS issued an LOC in the initial amount of $270 million to a trust for the benefit of WCL. The LOC balance has increased, in accordance with the terms of the Reimbursement Agreement, each quarter of 2012 and was $625 million as of December 31, 2012. Subject to certain conditions, the amount of the LOC will be periodically increased up to a maximum of $790 million in 2016. The term of the LOC is expected to be 12 years. The LOC was issued to support certain obligations of Golden Gate IV to WCL under an indemnity reinsurance agreement effective October 1, 2010, which was subsequently amended and restated as of July 1, 2011.

Repurchase Program Borrowings

While the Company anticipates that the cash flows of its operating subsidiaries will be sufficient to meet its investment commitments and operating cash needs in a normal credit market environment, the Company recognizes that investment commitments scheduled to be funded may, from time to time, exceed the funds then available. Therefore, the Company has established repurchase agreement programs for certain of its insurance subsidiaries to provide liquidity when needed. The Company expects that the rate received on its investments will equal or exceed its borrowing rate. Under this program, the Company may, from time to time, sell an investment security at a specific price and agree to repurchase that security at another specified price at a later date. The market value of securities to be repurchased is monitored and collateral levels are adjusted where appropriate to protect the counterparty against credit exposure. Cash received is invested in fixed maturity securities. As of December 31, 2012, the fair value of securities pledged under the repurchase program was $168.1 million and the repurchase obligation of $150.0 million was included in the Company's consolidated balance sheets (at an average borrowing rate of 15 basis points). During 2012, the maximum balance outstanding at any one point in time related to these programs was $425.0 million. The average daily balance was $266.3 million (at an average borrowing rate of 14 basis points) during the year ended December 31, 2012. As of December 31, 2011, the Company had no outstanding balance related to such borrowings. These borrowings are for a term less than thirty days. During 2011, the maximum balance outstanding at any one point in time related to these programs was $348.2 million. The average daily balance was $147.7 million (at an average borrowing rate of 13 basis points) during the year ended December 31, 2011.

Other Obligations

The Company routinely receives from or pays to affiliates under the control of PLC reimbursements for expenses incurred on one another's behalf. Receivables and payables among affiliates are generally settled monthly.

Interest Expense

Interest expense on non-recourse funding obligations, letters of credit, and other temporary borrowings was $92.9 million, $90.8 million, and $71.4 million in 2012, 2011, and 2010, respectively. The $2.1 million variance was primarily due to an increase in interest expense on the Golden Gate V non-recourse funding obligation which was offset by reductions in interest expense as a result of the Company's repurchase of non-recourse funding obligations during the year.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

11.  COMMITMENTS AND CONTINGENCIES

The Company leases administrative and marketing office space in approximately 20 cities including 24,090 square feet in Birmingham (excluding the home office building), with most leases being for periods of three to ten years. The Company had rental expense of $11.2 million, $10.8 million, and $10.8 million for the years ended December 31, 2012, 2011, and 2010, respectively. The aggregate annualized rent was approximately $6.9 million for the year ended December 31, 2012. The following is a schedule by year of future minimum rental payments required under these leases:

Year	Amount
(Dollars In Thousands)
2013	$6,948
2014	5,462
2015	4,229
2016	2,664
2017	740
Thereafter	235

Additionally, the Company leases a building contiguous to its home office. The lease extends to January 2014. At the end of the lease term the Company may purchase the building for approximately $75 million. The following is a schedule by year of future minimum rental payments required under this lease:

Year	Amount
(Dollars In Thousands)
2013	$679
2014	75,065

As of December 31, 2012 and 2011, the Company had outstanding mortgage loan commitments of $182.6 million at an average rate of 5.10% and $182.4 million at an average rate of 5.58%, respectively.

Under insurance guaranty fund laws, in most states insurance companies doing business therein can be assessed up to prescribed limits for policyholder losses incurred by insolvent companies. In addition, from time to time, companies may be asked to contribute amounts beyond prescribed limits. Most insurance guaranty fund laws provide that an assessment may be excused or deferred if it would threaten an insurer's own financial strength. The Company does not believe its insurance guaranty fund assessments will be materially different from amounts already provided for in the financial statements.

A number of civil jury verdicts have been returned against insurers, broker dealers and other providers of financial services involving sales, refund or claims practices, alleged agent misconduct, failure to properly supervise representatives, relationships with agents or persons with whom the insurer does business, and other matters. Often these lawsuits have resulted in the award of substantial judgments that are disproportionate to the actual damages, including material amounts of punitive and non-economic compensatory damages. In some states, juries, judges, and arbitrators have substantial discretion in awarding punitive non-economic compensatory damages which creates the potential for unpredictable material adverse judgments or awards in any given lawsuit or arbitration. Arbitration awards are subject to very limited appellate review. In addition, in some class action and other lawsuits, companies have made material settlement payments. Companies in the financial services and insurance industries are also sometimes the target of law enforcement and regulatory investigations

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

11.  COMMITMENTS AND CONTINGENCIES — (Continued)

relating to the numerous laws and regulations that govern such companies. Some companies have been the subject of law enforcement or regulatory actions or other actions resulting from such investigations. The Company, in the ordinary course of business, is involved in such matters.

The Company establishes liabilities for litigation and regulatory actions when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. For matters where a loss is believed to be reasonably possible, but not probable, no liability is established. For such matters, the Company may provide an estimate of the possible loss or range of loss or a statement that such an estimate cannot be made. The Company reviews relevant information with respect to litigation and regulatory matters on a quarterly and annual basis and updates its established liabilities, disclosures and estimates of reasonably possible losses or range of loss based on such reviews.

Although the Company cannot predict the outcome of any litigation or regulatory action, the Company does not believe that any such outcome will have an impact, either individually or in the aggregate, on its financial condition or results of operations that differs materially from the Company's established liabilities. Given the inherent difficulty in predicting the outcome of such matters, however, it is possible that an adverse outcome in certain such matters could be material to the Company's financial condition or results of operations for any particular reporting period.

In the IRS audit that concluded during this quarter, the IRS proposed favorable and unfavorable adjustments to the Company's 2003 through 2007 reported taxable incomes. The Company protested certain unfavorable adjustments and is seeking resolution at the IRS' Appeals Division. Although it cannot be certain, the Company believes that the Appeals process will conclude within the next 12 months. If the IRS prevails on every issue that it identified in this audit, and the Company does not litigate these issues, then the Company will make an income tax payment of approximately $24.3 million. However, this payment, if it was to occur, would not materially impact the Company or its effective tax rate.

The Company has received notice from two third party auditors that the Company, as well as certain of its insurance affiliates and certain other insurance companies for which the Company has co-insured blocks of life insurance and annuity products, will be audited for compliance with the unclaimed property laws of a number of states. The audits are being conducted on behalf of the treasury departments in such states. The focus of the audits is on whether there have been unreported deaths, maturities, or policies that have exceeded limiting age with respect to which death benefits or other payments under life insurance or annuity policies should be treated as unclaimed property that should be escheated to the state. The Company has recorded a reserve with respect to life insurance policies and certain co-insured blocks of life insurance policies issued by other companies in connection with these pending audits. The Company does not consider the amount of this reserve to be material to the Company's financial condition or results of operations. With respect to one block of life insurance policies that is co-insured by the Company, the Company is presently unable to estimate the reasonably possible loss or range of loss due to a number of factors, including uncertainty as to the legal theory or theories that may give rise to liability, uncertainty as to whether the Company or other companies are responsible for the liabilities, if any, arising in connection with such policies, the distinct characteristics of this co-insured block of policies which differentiate it from the blocks of life insurance policies for which the Company has recorded a reserve, and the early stages of the audits being conducted. The Company will continue to monitor the matter for any developments that would make the loss contingency associated with this block of co-insured policies probable or reasonably estimable.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

11.  COMMITMENTS AND CONTINGENCIES — (Continued)

The Company has received notice that it and its affiliated life insurance companies are subject to a targeted multi-state examination with respect to their claims paying practices and their use of the U.S. Social Security Administration's Death Master File or similar databases (a "Death Database") to identify unreported deaths in their life insurance policies, annuity contracts and retained asset accounts. There is no clear basis in previously existing law for requiring a life insurer to search for unreported deaths in order to determine whether a benefit is owed, and substantial legal authority exists to support the position that the prevailing industry practice was lawful. A number of life insurers, however, have entered into settlement or consent agreements with state insurance regulators under which the life insurers agreed to implement procedures for periodically comparing their life insurance and annuity contracts and retained asset accounts against a Death Database, treating confirmed deaths as giving rise to a death benefit under their policies, locating beneficiaries and paying them the benefits and interest, and escheating the benefits and interest as well as penalties to the state if the beneficiary could not be found. It has been publicly reported that the life insurers have paid substantial administrative and/or examination fees to the insurance regulators in connection with the settlement or consent agreements. The Company believes it is reasonably possible that insurance regulators could demand from the Company administrative and/or examination fees relating to the targeted multi-state examination. Based on publicly reported payments by other life insurers, the Company estimates the range of such fees to be from $0 to $3.5 million.

12.  SHAREOWNER'S EQUITY

PLC owns all of the 2,000 shares of preferred stock issued by the Company's subsidiary, Protective Life and Annuity Insurance Company ("PL&A"). The stock pays, when and if declared, noncumulative participating dividends to the extent PL&A's statutory earnings for the immediately preceding fiscal year exceeded $1.0 million. In 2012, 2011, and 2010, PL&A paid no dividends to PLC on its preferred stock.

13.  STOCK-BASED COMPENSATION

Since 1973, PLC has had stock-based incentive plans to motivate management to focus on its long-range performance through the awarding of stock-based compensation. Under plans approved by shareowners in 1997, 2003, 2008, and 2012, up to 9,500,000 PLC shares may be issued in payment of awards.

The criteria for payment of the 2012 performance awards is based on PLC's average operating return on average equity ("ROE") over a three-year period. If PLC's ROE is below 10.0%, no award is earned. If PLC's ROE is at or above 11.2%, the award maximum is earned. The criteria for payment of the 2011 performance awards is based on PLC's ROE (excluding certain accounting and operating income definition changes) over a three-year period. If PLC's ROE is below 9%, no award is earned. If PLC's ROE is at or above 10.0%, the award maximum is earned. Awards are paid in shares of PLC's common stock. Performance shares are equivalent in value to one share of our common stock times the award earned percentage payout. Performance share awards of 306,100 were issued during the year ended December 31, 2012 and 191,000 performance share awards were issued during the year ended December 31, 2011.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

13.  STOCK-BASED COMPENSATION — (Continued)

Performance share awards in 2012 and 2011 and the estimated fair value of the awards at grant date are as follows:

Year Awarded	Performance Shares	Estimated Fair Value
		(Dollars In Thousands)
2012	306,100	$8,608
2011	191,100	5,433
2010	—	—

Stock appreciation rights ("SARs") of PLC have been granted to certain officers to provide long-term incentive compensation based solely on the performance of PLC's common stock. The SARs are exercisable either five years after the date of grants or in three or four equal annual installments beginning one year after the date of grant (earlier upon the death, disability, or retirement of the officer, or in certain circumstances, of a change in control of PLC) and expire after ten years or upon termination of employment. The SARs activity as well as weighted-average base price is as follows:

	Weighted-Average Base Price per share	No. of SARs
Balance at December 31, 2009	$22.28	2,469,202
SARs granted	18.34	344,400
SARs exercised / forfeited	20.98	(488,765)
Balance at December 31, 2010	$21.97	2,324,837
SARs exercised / forfeited	8.31	(50,608)
Balance at December 31, 2011	$22.27	2,274,229
SARs exercised / forfeited / expired	22.60	(633,062)
Balance at December 31, 2012	$22.15	1,641,167

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

13.  STOCK-BASED COMPENSATION — (Continued)

The following table provides information as of December 31, 2012, about equity compensation plans under which PLC's common stock is authorized for issuance:

Securities Authorized for Issuance under Equity Compensation Plans

Plan category	Number of securities to be issued upon exercise of outstanding options, warrants and rights as of December 31, 2012(a)		Weighted-average exercise price of outstanding options, warrants and rights as of December 31, 2012(b)	Number of securities remaining available for future issuance under equity compensation plans (excluding securities reflected in column (a)) as of December 31, 2012(c)
Equity compensation plans approved by shareowners	2,702,768	(1)	$22.15 (3)	4,530,673 (4)
Equity compensation plans not approved by shareowners	318,421	(2)	Not applicable	Not applicable(5)
Total	3,021,189		$22.15	4,530,673

(1)  Includes the following number of shares: (a) 1,066,759 shares issuable with respect to outstanding SARs (assuming for this purpose that one share of PLC common stock will be payable with respect to each outstanding SAR); (b) 602,160 shares issuable with respect to outstanding performance share awards (assuming for this purpose that the awards are payable based on estimated performance under the awards as of September 30, 2012); (c) 646,632 shares issuable with respect to outstanding restricted stock units (assuming for this purpose that shares will be payable with respect to all outstanding restricted stock units); (d) 319,555 shares issuable with respect to stock equivalents representing previously earned awards under the LTIP that the recipient deferred under PLC's Deferred Compensation Plan for Officers; and (e) 67,662 shares issuable with respect to stock equivalents representing previous awards under PLC's Stock Plan for Non-Employee Directors that the recipient deferred under PLC's Deferred Compensation Plan for Directors Who Are Not Employees of PLC.

(2)  Includes the following number of PLC's shares of common stock: (a) 216,103 shares issuable with respect to stock equivalents representing (i) stock awards to PLC's Directors before June 1, 2004 that the recipient deferred pursuant to PLC's Deferred Compensation Plan for Directors Who Are Not Employees of the Company and (ii) cash retainers and fees that PLC's Directors deferred under PLC's Deferred Compensation Plan for Directors Who Are Not Employees of PLC, and (b) 102,318 shares issuable with respect to stock equivalents pursuant to PLC's Deferred Compensation Plan for Officers.

(3)  Based on exercise prices of outstanding SARs.

(4)  Represents shares of PLC's common stock available for future issuance under the LTIP and the Company's Stock Plan for Non-Employee Directors.

(5)  The plans listed in Note (2) do not currently have limits on the number of PLC's shares of common stock issuable under such plans. The total number of PLC's shares of common stock that may be issuable under such plans will depend upon, among other factors, the deferral elections made by the plans' participants.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

13.  STOCK-BASED COMPENSATION — (Continued)

The outstanding SARs as of December 31, 2012, were at the following base prices:

Base Price	SARs Outstanding	Remaining Life in Years	Currently Exercisable
$26.49	50,000	1	50,000
41.05	106,700	3	106,700
48.60	38,400	4	38,400
45.70	35,070	4	35,070
43.46	181,550	5	181,550
48.05	3,000	5	3,000
41.12	2,500	5	2,500
38.59	303,100	6	303,100
3.50	629,608	7	629,608
17.48	8,000	8	5,333
18.36	283,239	8	181,888

There were no SARs issued for the years ended December 31, 2012 and 2011. The SARs issued for the year ended December 31, 2010, had estimated fair values at grant date of $3.3 million. These fair values were estimated using a Black- Scholes option pricing model. The assumptions used in this pricing model varied depending on the vesting period of awards. Assumptions used in the model for the 2010 SARs granted (the simplified method under the ASC Compensation-Stock Compensation Topic was used for the 2010 awards) were as follows: an expected volatility of 69.4%, a risk-free interest rate of 2.6%, a dividend rate of 2.4%, a zero percent forfeiture rate, and an expected exercise date of 2016.

Restricted stock units are awarded to participants and include certain restrictions relating to vesting periods. PLC issued 190,800 restricted stock units for the year ended December 31, 2012 and 175,500 restricted stock units for the year ended December 31, 2011. These awards had a total fair value at grant date of $5.4 million and $5.0 million, respectively. Approximately half of these restricted stock units vest after three years from grant date and the remainder vest after four years.

PLC recognizes all stock-based compensation expense over the related service period of the award, or earlier for retirement eligible employees. The expense recorded by PLC for its stock-based compensation plans was $10.3 million, $10.2 million, and $10.2 million in 2012, 2011, and 2010, respectively. The Company recognized expense associated with PLC's stock-based compensation plans for compensations awarded to its employees of $3.9 million, $2.7 million, and $3.0 million in 2012, 2011, and 2010, respectively. PLC's obligations of its stock-based compensation plans that are expected to be settled in shares of PLC's common stock are reported as a component of shareowners' equity, net of deferred taxes.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

14.  EMPLOYEE BENEFIT PLANS

Defined Benefit Pension Plan and Unfunded Excess Benefit Plan

PLC sponsors a defined benefit pension plan covering substantially all of its employees. Benefits are based on years of service and the employee's compensation.

Effective January 1, 2008, PLC made the following changes to its defined benefit pension plan. These changes have been reflected in the computations within this note.

•  Employees hired after December 31, 2007, will receive benefits under a cash balance plan.

•  Employees active on December 31, 2007, with age plus vesting service less than 55 years will receive a final pay-based pension benefit for service through December 31, 2007, plus a cash balance benefit for service after December 31, 2007.

•  Employees active on December 31, 2007, with age plus vesting service equaling or exceeding 55 years, will receive a final pay-based pension benefit for service both before and after December 31, 2007, with a modest reduction in the formula for benefits earned after December 31, 2007.

•  All participants terminating employment on or after December of 2007 may elect to receive a lump sum benefit.

PLC's funding policy is to contribute amounts to the plan sufficient to meet the minimum funding requirements of the Employee Retirement Income Security Act ("ERISA") plus such additional amounts as PLC may determine to be appropriate from time to time. Contributions are intended to provide not only for benefits attributed to service to date, but also for those expected to be earned in the future.

Under the Pension Protection Act of 2006 ("PPA"), a plan could be subject to certain benefit restrictions if the plan's adjusted funding target attainment percentage ("AFTAP") drops below 80%. Therefore, PLC may make additional contributions in future periods to maintain an AFTAP of at least 80%. In general, the AFTAP is a measure of how well the plan is funded and is obtained by dividing the plan's assets by the plan's funding liabilities. AFTAP is based on participant data, plan provisions, plan methods and assumptions, funding credit balances, and plan assets as of the plan valuation date. Some of the assumptions and methods used to determine the plan's AFTAP may be different from the assumptions and methods used to measure the plan's funded status on a GAAP basis.

In July of 2012, the Moving Ahead for Progress in the 21st Century Act ("MAP-21"), which includes pension funding stabilization provisions, was signed into law. These provisions establish an interest rate corridor which is designed to stabilize the segment rates used to determine funding requirements from the effects of interest rate volatility. The funding stabilization provisions of MAP-21 will reduce PLC's minimum required defined benefit plan contributions for the 2012 and 2013 plan years. We are evaluating the impact this change will have on funding requirements in future years. Since the funding stabilization provisions of MAP-21 do not apply for Pension Benefit Guaranty Corporation ("PBGC") reporting purposes, PLC may also make additional contributions in future periods to maintain an 80% funded status for PBGC reporting purposes.

During the twelve months ended December 31, 2012, PLC contributed $11.6 million to its defined benefit pension plan for the 2011 plan year and $9.6 million to its defined benefit pension plan for the 2012 plan year. PLC has not yet determined what amount it will fund during 2013, but estimates that the amount will be between $6 million and $15 million.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

14.  EMPLOYEE BENEFIT PLANS — (Continued)

PLC also sponsors an unfunded excess benefit plan, which is a nonqualified plan that provides defined pension benefits in excess of limits imposed on qualified plans by federal tax law.

PLC uses a December 31 measurement date for all of its plans. The following table presents the benefit obligation, fair value of plan assets, and the funded status of PLC's defined benefit pension plan and unfunded excess benefit plan as of December 31. This table also includes the amounts not yet recognized as components of net periodic pension costs as of December 31:

	Defined Benefit Pension Plan		Unfunded Excess Benefit Plan
	2012	2011	2012	2011
	(Dollars In Thousands)
Accumulated benefit obligation, end of year	$210,319	$186,300	$39,828	$33,675
Change in projected benefit obligation:
Projected benefit obligation at beginning of year	$199,162	$165,704	$36,256	$31,592
Service cost	9,145	8,682	867	679
Interest cost	8,977	8,938	1,473	1,506
Amendments	—	94	—	3
Actuarial (gain) or loss	15,286	23,859	6,946	4,187
Special termination benefits	—	—	—	—
Benefits paid	(9,251)	(8,115)	(2,571)	(1,711)
Projected benefit obligation at end of year	223,319	199,162	42,971	36,256
Change in plan assets:
Fair value of plan assets at beginning of year	125,058	117,856	—	—
Actual return on plan assets	15,202	2,874	—	—
Employer contributions(1)	21,178	12,443	2,571	1,711
Benefits paid	(9,251)	(8,115)	(2,571)	(1,711)
Fair value of plan assets at end of year	152,187	125,058	—	—
After reflecting FASB guidance:
Funded status	(71,132)	(74,104)	(42,971)	(36,256)
Amounts recognized in the balance sheet:
Other liabilities	(71,132)	(74,104)	(42,971)	(36,256)
Amounts recognized in accumulated other comprehensive income:
Net actuarial loss	95,055	91,804	17,571	11,924
Prior service cost/(credit)	(1,816)	(2,208)	48	60
Total	$93,239	$89,596	$17,619	$11,984

(1)  Employer contributions disclosed are based on PLC's fiscal filing year

Weighted-average assumptions used to determine benefit obligations as of December 31 are as follows:

	Defined Benefit Pension Plan		Unfunded Excess Benefit Plan
	2012	2011	2012	2011
Discount rate	4.07%	4.62%	3.37%	4.07%
Rate of compensation increase	3.0	2.5 - 3.0	4.0	3.5 - 4.0
Expected long-term return on plan assets	7.5	7.75	N/A	N/A

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

14.  EMPLOYEE BENEFIT PLANS — (Continued)

The assumed discount rates used to determine the benefit obligations were based on an analysis of future benefits expected to be paid under the plans. The assumed discount rate reflects the interest rate at which an amount that is invested in a portfolio of high-quality debt instruments on the measurement date would provide the future cash flows necessary to pay benefits when they come due.

In assessing the reasonableness of its long-term rate of return assumption, PLC obtained 25 year annualized returns for each of the represented asset classes. In addition, PLC received evaluations of market performance based on PLC's asset allocation as provided by external consultants. A combination of these statistical analytics provided results that PLC utilized to determine an appropriate long-term rate of return assumption.

Weighted-average assumptions used to determine the net periodic benefit cost for the year ended December 31 are as follows:

	Defined Benefit Pension Plan			Unfunded Excess Benefit Plan
	2012	2011	2010	2012	2011	2010
Discount rate	4.62%	5.30%	5.57%	4.07%	4.79%	5.4%
Rates of compensation increase	2.5 - 3.0	2.5 - 3.0	0 - 3.75	3.5 - 4.0	3.5 - 4.0	0 - 4.75
Expected long-term return on plan assets	7.75	7.75	8.00	N/A	N/A	N/A

Components of the net periodic benefit cost for the year ended December 31 are as follows:

	Defined Benefit Pension Plan			Unfunded Excess Benefit Plan
	2012	2011	2010	2012	2011	2010
	(Dollars In Thousands)
Service cost — benefits earned during the period	$9,145	$8,682	$7,423	$867	$679	$584
Interest cost on projected benefit obligation	8,977	8,938	8,091	1,473	1,506	1,545
Expected return on plan assets	(10,916)	(10,021)	(9,349)	—	—	—
Amortization of prior service cost/(credit)	(392)	(392)	(403)	12	12	12
Amortization of actuarial losses(1)	7,749	5,625	3,905	1,300	881	653
Total benefit cost	$14,563	$12,832	$9,667	$3,652	$3,078	$2,794

(1)  2012 average remaining service period used is 8.14 years and 7.51 years for the defined benefit pension plan and unfunded excess benefit plan, respectively.

The estimated net actuarial loss, prior service cost/(credit), and transition obligation for these plans that will be amortized from accumulated other comprehensive income into net periodic benefit cost during 2013 is as follows:

	Defined Benefit Pension Plan	Unfunded Excess Benefit Plan
	(Dollars In Thousands)
Net actuarial loss	$9,150	$1,767
Prior service cost / (credit)	(392)	12
Transition obligation	—	—

The amortization of any prior service cost is determined using a straight-line amortization of the cost over the average remaining service period of employees expected to receive benefits under the Plan.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

14.  EMPLOYEE BENEFIT PLANS — (Continued)

Allocation of plan assets of the defined benefit pension plan by category as of December 31 are as follows:

Asset Category	Target Allocation for 2013	2012	2011
Cash and cash equivalents	2.0%	4.0%	1.0%
Equity securities	60.0	60.0	61.0
Fixed income	38.0	36.0	38.0
Total	100.0%	100.0%	100.0%

PLC's target asset allocation is designed to provide an acceptable level of risk and balance between equity assets and fixed income assets. The weighting towards equity securities is designed to help provide for an increased level of asset growth potential and liquidity.

Prior to July 1999, upon an employee's retirement, a distribution from pension plan assets was used to purchase a single premium annuity from PLC in the retiree's name. Therefore, amounts shown above as plan assets exclude assets relating to such retirees. Since July 1999, retiree obligations have been fulfilled from pension plan assets. The defined benefit pension plan has a target asset allocation of 60% domestic equities, 38% fixed income, and 2% cash. When calculating asset allocation, PLC includes reserves for pre-July 1999 retirees.

PLC's investment policy includes various guidelines and procedures designed to ensure assets are invested in a manner necessary to meet expected future benefits earned by participants. The investment guidelines consider a broad range of economic conditions. Central to the policy are target allocation ranges (shown above) by major asset categories. The objectives of the target allocations are to maintain investment portfolios that diversify risk through prudent asset allocation parameters, achieve asset returns that meet or exceed the plans' actuarial assumptions, and achieve asset returns that are competitive with like institutions employing similar investment strategies.

The plan's equity assets are in a Russell 3000 index fund that invests in a domestic equity index collective trust managed by Northern Trust Corporation and in a Spartan 500 index fund managed by Fidelity. The plan's cash is invested in a collective trust managed by Northern Trust Corporation. The plan's fixed income assets are invested in a group deposit administration annuity contract with PLC.

Plan assets of the defined benefit pension plan by category as of December 31, are as follows:

	As of December 31,
Asset Category	2012	2011
	(Dollars In Thousands)
Cash	$6,222	$1,004
Equity securities:
Collective Russell 3000 Equity Index Fund	61,451	52,792
Fidelity Spartan U.S. Equity Index Fund	34,482	29,735
Fixed income	50,032	41,527
Total investments	152,187	125,058
Employer contribution receivable	—	2,270
Total	$152,187	$127,328

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

14.  EMPLOYEE BENEFIT PLANS — (Continued)

The valuation methodologies used to determine the fair values reflect market participant assumptions and are based on the application of the fair value hierarchy that prioritizes observable market inputs over unobservable inputs. The following is a description of the valuation methodologies used for assets measured at fair value. The Plan's group deposit administration annuity contract with the Company is recorded at contract value, which, by utilizing a long-term view, the Company believes approximates fair value. Contract value represents contributions made under the contract, plus interest at the contract rate, less funds used to purchase annuities. Units in collective short-term and collective investment funds are valued at the unit value, which approximates fair value, as reported by the trustee of the collective short-term and collective investment funds on each valuation date. These methods of valuation may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Company believes its valuation method is appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine fair value could result in a different fair value measurement at the reporting date.

The following table sets forth by level, within the fair value hierarchy, the Plan's assets at fair value as of December 31, 2012:

	Level 1	Level 2	Level 3	Total
	(Dollars In Thousands)
Collective short-term investment fund	$—	$6,222	$—	$6,222
Collective investment funds	—	95,933	—	95,933
Group deposit administration annuity contract	—	—	50,032	50,032
Total investments	$—	$102,155	$50,032	$152,187

The following table sets forth by level, within the fair value hierarchy, the Plan's assets at fair value as of December 31, 2011:

	Level 1	Level 2	Level 3	Total
	(Dollars In Thousands)
Collective short-term investment fund	$—	$1,004	$—	$1,004
Collective investment funds	—	82,527	—	82,527
Group deposit administration annuity contract	—	—	41,527	41,527
Total investments	$—	$83,531	$41,527	$125,058

For the year ended December 31, 2012, $6.0 million was transferred into Level 3 from Level 2. This transfer was made to maintain an acceptable asset allocation as set by PLC's investment policy.

For the year ended December 31, 2012, there were no transfers between Level 1 and Level 2.

For the year ended December 31, 2011, there were no transfers between levels.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

14.  EMPLOYEE BENEFIT PLANS — (Continued)

A reconciliation of the beginning and ending balances for the fair value measurements for which significant unobservable inputs (Level 3) have been used is as follows:

	As of December 31,
	2012	2011
	(Dollars In Thousands)
Balance, beginning of year	$41,527	$39,403
Interest income	2,505	2,124
Transfers from collective short-term investments fund	6,000	—
Transfers to collective short-term investments fund	—	—
Balance, end of year	$50,032	$41,527

Investment securities are exposed to various risks, such as interest rate, market, and credit risks. Due to the level of risk associated with certain investment securities and the level of uncertainty related to changes in the value of investment securities, it is at least reasonably possible that changes in risks in the near term could materially affect the amounts reported.

Estimated future benefit payments under the defined benefit pension plan are as follows:

Years	Defined Benefit Pension Plan	Unfunded Excess Benefit Plan
	(Dollars In Thousands)
2013	$13,088	$3,614
2014	12,516	3,742
2015	12,949	3,843
2016	13,603	3,838
2017	15,250	4,001
2018-2022	81,524	17,486

Other Postretirement Benefits

In addition to pension benefits, PLC provides limited healthcare benefits to eligible retired employees until age 65. This postretirement benefit is provided by an unfunded plan. As of December 31, 2012 and 2011, the accumulated postretirement benefit obligation associated with these benefits was $0.8 million and $0.9 million, respectively.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

14.  EMPLOYEE BENEFIT PLANS — (Continued)

The change in the benefit obligation for the retiree medical plan is as follows:

	As of December 31,
	2012	2011
	(Dollars In Thousands)
Change in Benefit Obligation
Benefit obligation, beginning of year	$949	$1,309
Service cost	6	9
Interest cost	17	28
Amendments	—	(29)
Actuarial (gain) or loss	(144)	(297)
Plan participant contributions	293	255
Benefits paid	(333)	(326)
Special termination benefits	—	—
Benefit obligation, end of year	$788	$949

For the retiree medical plan, PLC's discount rate assumption used to determine benefit obligation and the net periodic benefit cost as of December 31, 2012, is 1.09% and 1.97%, respectively.

For a closed group of retirees over age 65, PLC provides a prescription drug benefit. As of December 31, 2012 and 2011, PLC's liability related to this benefit was less than $0.1 million. PLC's obligation is not materially affected by a 1% change in the healthcare cost trend assumptions used in the calculation of the obligation.

PLC also offers life insurance benefits for retirees from $10,000 up to a maximum of $75,000 which are provided through the payment of premiums under a group life insurance policy. This plan is partially funded at a maximum of $50,000 face amount of insurance. The accumulated postretirement benefit obligation associated with these benefits is as follows:

	As of December 31,
	2012	2011
	(Dollars In Thousands)
Change in Benefit Obligation
Benefit obligation, beginning of year	$8,951	$7,955
Service cost	123	118
Interest cost	412	416
Amendments	—	—
Actuarial (gain) or loss	895	816
Plan participant contributions	—	—
Benefits paid	(311)	(354)
Special termination benefits	—	—
Benefit obligation, end of year	$10,070	$8,951

For the postretirement life insurance plan, PLC's discount rate assumption used to determine benefit obligation and the net periodic benefit cost as of December 31, 2012, is 4.10% and 4.62%, respectively.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

14.  EMPLOYEE BENEFIT PLANS — (Continued)

PLC's expected long-term rate of return assumption used to determine benefit obligation and the net periodic benefit cost as of December 31, 2012, is 3.26% and 3.45%, respectively. In assessing the reasonableness of its long-term rate of return assumption, PLC utilized a 20 year annualized return and a 20 year average return on Barclay's short treasury index. PLC's long-term rate of return assumption was determined based on analytics related to these 20 year return results.

Investments of PLC's group life insurance plan are held by Wells Fargo Bank, N.A. Plan assets held by the Custodian are invested in a money market fund.

The fair value of each major category of plan assets for PLC's postretirement life insurance plan is as follows:

	For The Year Ended December 31,
Category of Investment	2012	2011	2010
	(Dollars In Thousands)
Money Market Fund	$6,174	$6,193	$6,217

Investments are stated at fair value and are based on the application of the fair value hierarchy that prioritizes observable market inputs over unobservable inputs. The money market funds are valued based on historical cost, which represents fair value, at year end. This method of valuation may produce a fair value calculation that may not be reflective of future fair values. Furthermore, while PLC believes its valuation method is appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine fair value could result in a different fair value measurement at the reporting date.

The following table sets forth by level, within the fair value hierarchy, the Plan's assets at fair value as of December 31, 2012:

	Level 1	Level 2	Level 3	Total
	(Dollars In Thousands)
Money Market Fund	$6,174	$—	$—	$6,174

The following table sets forth by level, within the fair value hierarchy, the Plan's assets at fair value as of December 31, 2011:

	Level 1	Level 2	Level 3	Total
	(Dollars In Thousands)
Money Market Fund	$6,193	$—	$—	$6,193

For the year ended December 31, 2012 and 2011, there were no transfers between levels.

Investments are exposed to various risks, such as interest rate and credit risks. Due to the level of risk associated with investments and the level of uncertainty related to credit risks, it is at least reasonably possible that changes in risk in the near term could materially affect the amounts reported.

401(k) Plan

PLC sponsors a 401(k) Plan which covers substantially all employees. Employee contributions are made on a before-tax basis as provided by Section 401(k) of the Internal Revenue Code or as after-tax "Roth" contributions. Employees may contribute up to 25% of their eligible annual compensation to the

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

14.  EMPLOYEE BENEFIT PLANS — (Continued)

401(k) Plan, limited to a maximum annual amount as set periodically by the Internal Revenue Service ($17,000 for 2012). The Plan also provides a "catch-up" contribution provision which permits eligible participants (age 50 or over at the end of the calendar year), to make additional contributions that exceed the regular annual contribution limits up to a limit periodically set by the Internal Revenue Service ($5,500 for 2012). PLC matches the sum of all employee contributions dollar for dollar up to a maximum of 4% of an employee's pay per year per person. All matching contributions vest immediately.

Prior to 2009, employee contributions to PLC's 401(k) Plan were matched through use of an ESOP established by PLC. Beginning in 2009, PLC adopted a cash match for employee contributions to the 401(k) plan. For the year ended December 31, 2012, and 2011, PLC recorded an expense of $5.9 million and $5.6 million, respectively.

Effective as of January 1, 2005, PLC adopted a supplemental matching contribution program, which is a nonqualified plan that provides supplemental matching contributions in excess of the limits imposed on qualified defined contribution plans by federal tax law. The first allocations under this program were made in early 2006, with respect to the 2005 plan year. The expense recorded by PLC for this employee benefit was $0.4 million, $0.4 million, and $0.2 million, respectively, in 2012, 2011, and 2010.

Deferred Compensation Plan

PLC has established deferred compensation plans for directors, officers, and others. Compensation deferred is credited to the participants in cash, mutual funds, common stock equivalents, or a combination thereof. PLC may, from time to time, reissue treasury shares or buy in the open market shares of common stock to fulfill its obligation under the plans. As of December 31, 2012, the plans had 932,801 common stock equivalents credited to participants. PLC's obligations related to its deferred compensation plans are reported in other liabilities, unless they are to be settled in shares of its common stock, in which case they are reported as a component of shareowners' equity.

15.  INCOME TAXES

The Company's effective income tax rate related to continuing operations varied from the maximum federal income tax rate as follows:

	For The Year Ended December 31,
	2012	2011	2010
Statutory federal income tax rate applied to pre-tax income	35.0%	35.0%	35.0%
State income taxes	0.4	0.4	0.5
Investment income not subject to tax	(3.1)	(2.0)	(1.4)
Uncertain tax positions	0.2	(0.1)	(0.9)
Other	0.4	(1.2)	0.1
	32.9%	32.1%	33.3%

The annual provision for federal income tax in these financial statements differs from the annual amounts of income tax expense reported in the respective income tax returns. Certain significant revenues and expenses are appropriately reported in different years with respect to the financial statements and the tax returns.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

15.  INCOME TAXES — (Continued)

The components of the Company's income tax are as follows:

	For The Year Ended December 31,
	2012	2011	2010
	(Dollars In Thousands)
Income tax expense per the income tax returns:
Federal	$78,510	$(4,609)	$3,600
State	2,496	33	2,944
Total current	$81,006	$(4,576)	$6,544
Deferred income tax expense:
Federal	$66,375	$153,412	$104,608
State	3,662	2,683	(1,287)
Total deferred	$70,037	$156,095	$103,321

The components of the Company's net deferred income tax liability are as follows:

	As of December 31,
	2012	2011
	(Dollars In Thousands)
Deferred income tax assets:
Premium receivables and policy liabilities	$51,276	$35,267
Intercompany losses	45,079	42,685
Invested assets (other than unrealized gains)	—	68,530
Deferred compensation	3,750	3,059
State tax valuation allowance	(2,552)	(2,440)
Other	26,604	454
	124,157	147,555
Deferred income tax liabilities:
Deferred policy acquisition costs and value of business acquired	911,858	873,979
Invested assets (other than realized gains)	20,936	—
Unrealized gain on investments	975,076	567,572
	1,907,870	1,441,551
Net deferred income tax (liability) asset	$(1,783,713)	$(1,293,996)

The Company's income tax returns are included in PLC's consolidated U.S. income tax returns.

In management's judgment, the gross deferred income tax asset as of December 31, 2012, will more likely than not be fully realized. With regard to state tax loss carryforwards, the Company has recognized a valuation allowance of $2.6 million and $2.4 million as of December 31, 2012 and 2011, respectively, related to operating loss carryforwards that it has determined are more likely than not to expire unutilized. As of December 31, 2012 and 2011, no valuation allowances were established with regard to deferred tax assets relating to impairments on fixed maturities, capital loss carryforwards, and unrealized losses on investments. As of December 31, 2012 and 2011, the Company relied upon certain prudent and feasible tax-planning strategies and its ability and intent to hold to recovery its

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

15.  INCOME TAXES — (Continued)

fixed maturities that were reported at an unrealized loss. The Company has the ability and the intent to either hold any unrealized loss bond to maturity, thereby avoiding a realized loss, or to generate a realized gain from unrealized gain bonds if such unrealized loss bond is sold at a loss prior to maturity. As of December 31, 2012, the Company recorded a net unrealized gain on its fixed maturities.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	As of December 31,
	2012	2011
	(Dollars In Thousands)
Balance, beginning of period	$4,318	$12,659
Additions for tax positions of the current year	9,465	—
Additions for tax positions of prior years	64,050	106
Reductions of tax positions of prior years:
Changes in judgment	(3,498)	(8,447)
Settlements during the period	—	—
Lapses of applicable statute of limitations	—	—
Balance, end of period	$74,335	$4,318

Included in the balance above, as of December 31, 2012 and 2011, are approximately $67.5 million and $2.0 million of unrecognized tax benefits, respectively, for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of such deductions. Other than interest and penalties, the disallowance of the shorter deductibility period would not affect the annual effective income tax rate but would accelerate to an earlier period the payment of cash to the taxing authority. The total amount of unrecognized tax benefits, if recognized, that would affect the effective income tax rate is approximately $6.8 million and $2.3 million as of December 31, 2012 and as of December 31, 2011, respectively.

Any accrued interest and penalties related to the unrecognized tax benefits have been included in income tax expense. There were no amounts included in 2012, a $1.4 million benefit in 2011, and a $2.9 million expense in 2010. The Company has no accrued interest associated with unrecognized tax benefits as of December 31, 2012, and approximately $1.4 million of accrued interest associated with unrecognized tax benefits as of December 31, 2011 (before taking into consideration the related income tax benefit that is associated with such an expense).

During 2012, an IRS audit concluded in which the IRS proposed favorable and unfavorable adjustments to the Company's 2003 through 2007 reported taxable incomes. The Company protested certain unfavorable adjustments and is seeking resolution at the IRS' Appeals Divisions. Although it cannot be certain, the Company believes the Appeals process may conclude within the next 12 months. If this is the case, approximately $16.1 million of the unrecognized tax benefits on the above chart will be reduced. This reduction could occur because of the Company's successful negotiation of certain issues at Appeals coupled with its unsuccessful negotiations on other issues. This possible scenario includes an assumption that the Company would pay the IRS-asserted deficiencies on issues that it loses at Appeals rather than litigating such issues. If the IRS prevails at Appeals and the Company does not litigate these issues, the tax payments that would occur as a result would not materially impact the Company or its effective tax rate.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

15.  INCOME TAXES — (Continued)

During the 12 months ended December 31, 2012 and 2011, the Company's uncertain tax position liability decreased in the amount of $3.5 million and $8.4 million, respectively, as a result of new technical guidance and other developments which led the Company to conclude that the full amount of the associated tax benefit was more than 50% likely to be realized.

In general, the Company is no longer subject to U.S. federal, state and local income tax examinations by taxing authorities for tax years that began before 2003.

16.  SUPPLEMENTAL CASH FLOW INFORMATION

The following table sets forth supplemental cash flow information:

	For The Year Ended December 31,
	2012	2011	2010
	(Dollars In Thousands)
Cash paid / (received) during the year:
Interest expense	$92,175	$89,657	$57,544
Income taxes	77,665	25,129	(79,281)
Noncash investing and financing activities:
Decrease in collateral for securities lending transactions	—	(96,653)	(10,630)

17.  RELATED PARTY TRANSACTIONS

The Company leases furnished office space and computers to affiliates. Lease revenues were $4.7 million, $4.6 million, and $3.4 million for the years ended December 31, 2012, 2011, and 2010, respectively. The Company purchases data processing, legal, investment, and management services from affiliates. The costs of such services were $154.7 million, $143.0 million, and $135.9 million for the years ended December 31, 2012, 2011, and 2010, respectively. In addition, the Company has an intercompany payable with affiliates as of December 31, 2012 and 2011 of $10.3 million and $26.8 million, respectively and an intercompany receivable with affiliates of $6.0 million and $34.0 million as of December 31, 2012 and 2011, respectively.

Certain corporations with which PLC's directors were affiliated paid us premiums and policy fees or other amounts for various types of insurance and investment products, interest on bonds we own and commissions on securities underwritings in which our affiliates participated. Such amounts totaled $59.1 million, $51.0 million, and $13.1 million for the years ended December 31, 2012, 2011, and 2010, respectively. In addition, in 2010, PLC also received a $5 million deposit from Regions Bank Stable Principal Fund related to a Guaranteed Investment Contract sold by PLC. The Company and/or PLC paid commissions, interest on debt and investment products, and fees to these same corporations totaling $13.0 million, $4.6 million, and $7.2 million for the years ended December 31, 2012, 2011, and 2010, respectively.

PLC has guaranteed the Company's obligations for borrowings or letters of credit under the revolving line of credit arrangement to which PLC is also a party. PLC has also issued guarantees, entered into support agreements and/or assumed a duty to indemnify its indirect wholly owned captive insurance companies in certain respects. In addition, as of December 31, 2012, PLC is the sole holder of the $800 million balance of outstanding surplus notes issued by one such wholly owned captive insurance company, Golden Gate.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

17.  RELATED PARTY TRANSACTIONS — (Continued)

As of February 1, 2000, PLC guaranteed the obligations of the Company under a synthetic lease entered into by the Company, as lessee, with a non-affiliated third party, as lessor. Under the terms of the synthetic lease, financing of $75 million was available to the Company for construction of a new office building and parking deck. The synthetic lease was amended and restated as of January 11, 2007, wherein as of December 31, 2012, PLC continues to guarantee the obligations of the Company thereunder.

The Company has agreements with certain of its subsidiaries under which it provides administrative services for a fee. These services include but are not limited to accounting, financial reporting, compliance, policy administration, reserve computations, and projections. In addition, the Company and its subsidiaries pay PLC for investment, legal and data processing services.

The Company and/or certain of its affiliates have reinsurance agreements in place with companies owned by PLC. These agreements relate to certain portions of our service contract business which is included within the Asset Protection segment. These transactions are eliminated at the PLC consolidated level.

The Company has also entered into intercompany reinsurance agreements that provide for a more balanced mix of business at various insurance entities. These transactions were eliminated in consolidation.

During 2012, PLC entered into an intercompany capital support agreement with Shades Creek Captive Insurance Company ("Shades Creek"), a direct wholly-owned insurance subsidiary. The agreement provides through a guarantee that PLC will contribute assets or purchase surplus notes (or cause an affiliate or third party to contribute assets or purchase surplus notes) in amounts necessary for Shades Creek's regulatory capital levels to equal or exceed minimum thresholds as defined by the agreement. As of December 31, 2012, Shades Creek maintained capital levels in excess of the required minimum thresholds. The maximum potential future payment amount which could be required under the capital support agreement will be dependent on numerous factors, including the performance of equity markets, the level of interest rates, performance of associated hedges, and related policyholder behavior.

18.  STATUTORY REPORTING PRACTICES AND OTHER REGULATORY MATTERS

The Company and its insurance subsidiaries prepare statutory financial statements for regulatory purposes in accordance with accounting practices prescribed by the NAIC and the applicable state insurance department laws and regulations. These financial statements vary materially from GAAP. Statutory accounting practices include publications of the NAIC, state laws, regulations, general administrative rules as well as certain permitted accounting practices granted by the respective state insurance department. Generally, the most significant differences are that statutory financial statements do not reflect 1) deferred acquisition costs, 2) benefit liabilities that are calculated using realistic estimates of expected mortality, interest, and withdrawals, 3) deferred income taxes that are not subject to statutory limits, 4) similar treatment of realized gains and losses on the sale of securities, and 5) fixed maturities recorded at fair values, but instead at amortized cost.

Statutory net income for PLICO was $376.3 million, $259.2 million, and $303.6 million for the year ended December 31, 2012, 2011 and 2010, respectively. Statutory capital and surplus for PLICO was $3.0 billion and $2.6 billion as of December 31, 2012 and 2011, respectively.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

18.  STATUTORY REPORTING PRACTICES AND OTHER REGULATORY MATTERS — (Continued)

As of December 31, 2012, approximately $633 million of consolidated shareowner's equity, excluding net unrealized gains on investments, represented net assets of the Company's insurance subsidiaries that cannot be transferred to the Protective Life Insurance Company in the form of dividends, loans, or advances. In addition, the Company's insurance subsidiaries are subject to various state statutory and regulatory restrictions on the insurance subsidiaries' ability to pay dividends to Protective Life Corporation. In general, dividends up to specified levels are considered ordinary and may be paid thirty days after written notice to the insurance commissioner of the state of domicile unless such commissioner objects to the dividend prior to the expiration of such period. Dividends in larger amounts are considered extraordinary and are subject to affirmative prior approval by such commissioner. In addition, the Company can receive approximately $95.0 million of ordinary dividends from its insurance subsidiaries in 2013.

State insurance regulators and the National Association of Insurance Commissioners ("NAIC") have adopted risk-based capital ("RBC") requirements for life insurance companies to evaluate the adequacy of statutory capital and surplus in relation to investment and insurance risks. The requirements provide a means of measuring the minimum amount of statutory surplus appropriate for an insurance company to support its overall business operations based on its size and risk profile.

A company's risk-based statutory surplus is calculated by applying factors and performing calculations relating to various asset, premium, claim, expense and reserve items. Regulators can then measure the adequacy of a company's statutory surplus by comparing it to the RBC. Under RBC requirements, regulatory compliance is determined by the ratio of a company's total adjusted capital, as defined by the insurance regulators, to its company action level of RBC (known as the RBC ratio), also as defined by insurance regulators. As of December 31, 2012, the Company's total adjusted capital and company action level RBC was $3.3 billion and $644 million, respectively, providing an RBC ratio of approximately 510%.

As of December 31, 2012, the Company and its insurance subsidiaries had on deposit with regulatory authorities, fixed maturity and short-term investments with a market value of approximately $48.7 million.

The states of domicile of the Company and its insurance subsidiaries have adopted prescribed accounting practices that differ from the required accounting outlined in NAIC Statutory Accounting Principles ("SAP"). The insurance subsidiaries also have certain accounting practices permitted by the states of domicile that differ from those found in NAIC SAP.

Certain prescribed and permitted practices impact the statutory surplus of the Company. These practices include the non-admission of goodwill as an asset for statutory reporting, the reporting of Bank Owned Life Insurance ("BOLI") separate account amounts at book value rather than at fair value, and a reserve difference related to a captive insurance company.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

18.  STATUTORY REPORTING PRACTICES AND OTHER REGULATORY MATTERS — (Continued)

The favorable (unfavorable) effects of the Company's statutory surplus, compared to NAIC statutory surplus, from the use of these prescribed and permitted practices were as follows:

	As of December 31,
	2012	2011
	(Dollars In Millions)
Non-admission of goodwill	$—	$(159)
Report BOLI Separate Accounts at Book Value	(1)	(7)
Reserving difference related to a captive insurance company	(49)	—
Total (net)	$(50)	$(166)

The Company also has certain prescribed and permitted practices which are applied at the subsidiary level and do not have a direct impact on the statutory surplus of the Company. These practices include permission to follow the actuarial guidelines of the domiciliary state of the ceding insurer for certain captive reinsurers, and accounting for the face amount of all issued and outstanding letters of credit as an asset in the statutory financial statements of certain wholly owned subsidiaries that are considered "Special Purpose Financial Captives".

The favorable (unfavorable) effects on the statutory surplus of the Company's insurance subsidiaries, compared to NAIC statutory surplus, from the use of these prescribed and permitted practices were as follows:

	As of December 31,
	2012	2011
	(Dollars In Millions)
Accounting for Letters of Credit as admitted assets	$1,205	$1,015
Accounting for Red Mountain Note as admitted asset	$300	$—
Reserving based on state specific actuarial practices	$95	$84

19.  FAIR VALUE OF FINANCIAL INSTRUMENTS

The Company determined the fair value of its financial instruments based on the fair value hierarchy established in FASB guidance referenced in the Fair Value Measurements and Disclosures Topic which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The Company has adopted the provisions from the FASB guidance that is referenced in the Fair Value Measurements and Disclosures Topic for non-financial assets and liabilities (such as property and equipment, goodwill, and other intangible assets) that are required to be measured at fair value on a periodic basis. The effect on the Company's periodic fair value measurements for non-financial assets and liabilities was not material.

In the first quarter of 2012, the Company adopted ASU No. 2011-04 — Fair Value Measurement — Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in GAAP and IFRSs. The amendments in this Update resulted in modification of certain disclosures regarding fair value measurements, but did not result in a material change to the Company's fair value methodology or measurements and had no impact to the Company's financial position or results of operations.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

19.  FAIR VALUE OF FINANCIAL INSTRUMENTS (Continued)

The Company has categorized its financial instruments, based on the priority of the inputs to the valuation technique, into a three level hierarchy. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the consolidated balance sheets are categorized as follows:

•  Level 1: Unadjusted quoted prices for identical assets or liabilities in an active market.

•  Level 2: Quoted prices in markets that are not active or significant inputs that are observable either directly or indirectly. Level 2 inputs include the following:

a)  Quoted prices for similar assets or liabilities in active markets

b)  Quoted prices for identical or similar assets or liabilities in non-active markets

c)  Inputs other than quoted market prices that are observable

d)  Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

•  Level 3: Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management's own assumptions about the assumptions a market participant would use in pricing the asset or liability.

The following table presents the Company's hierarchy for its assets and liabilities measured at fair value on a recurring basis as of December 31, 2012:

	Level 1	Level 2	Level 3	Total
	(Dollars In Thousands)
Assets:
Fixed maturity securities — available-for-sale Residential mortgage-backed securities	$—	$1,839,326	$4	$1,839,330
Commercial mortgage-backed securities	—	869,823	—	869,823
Other asset-backed securities	—	378,870	596,143	975,013
U.S. government-related securities	909,988	258,458	—	1,168,446
State, municipalities, and political subdivisions	—	1,439,378	4,275	1,443,653
Other government-related securities	—	80,767	20,011	100,778
Corporate bonds	207	20,197,528	167,892	20,365,627
Total fixed maturity securities — available-for-sale	910,195	25,064,150	788,325	26,762,670

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

19.  FAIR VALUE OF FINANCIAL INSTRUMENTS — (Continued)

	Level 1	Level 2	Level 3	Total
	(Dollars In Thousands)
Fixed maturity securities — trading Residential mortgage-backed securities	$—	$357,803	$—	$357,803
Commercial mortgage-backed securities	—	171,073	—	171,073
Other asset-backed securities	—	87,395	70,535	157,930
U.S. government-related securities	304,704	1,169	—	305,873
State, municipalities, and political subdivisions	—	278,898	—	278,898
Other government-related securities	—	63,444	—	63,444
Corporate bonds	—	1,672,172	115	1,672,287
Total fixed maturity securities — trading	304,704	2,631,954	70,650	3,007,308
Total fixed maturity securities	1,214,899	27,696,104	858,975	29,769,978
Equity securities	273,072	35,116	65,527	373,715
Other long-term investments(1)	23,639	58,134	48,655	130,428
Short-term investments	214,295	2,492	—	216,787
Total investments	1,725,905	27,791,846	973,157	30,490,908
Cash	269,582	—	—	269,582
Other assets	—	—	—	—
Assets related to separate accounts
Variable annuity	9,601,417	—	—	9,601,417
Variable universal life	562,817	—	—	562,817
Total assets measured at fair value on a recurring basis	$12,159,721	$27,791,846	$973,157	$40,924,724
Liabilities:
Annuity account balances(2)	$—	$—	$129,468	$129,468
Other liabilities(1)	19,187	27,250	611,437	657,874
Total liabilities measured at fair value on a recurring basis	$19,187	$27,250	$740,905	$787,342

(1)  Includes certain freestanding and embedded derivatives.

(2)  Represents liabilities related to equity indexed annuities.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

19.  FAIR VALUE OF FINANCIAL INSTRUMENTS — (Continued)

The following table presents the Company's hierarchy for its assets and liabilities measured at fair value on a recurring basis as of December 31, 2011:

	Level 1	Level 2	Level 3	Total
	(Dollars In Thousands)
Assets:
Fixed maturity securities — available-for-sale Residential mortgage-backed securities	$—	$2,337,037	$7	$2,337,044
Commercial mortgage-backed securities	—	550,527	—	550,527
Other asset-backed securities	—	298,216	614,813	913,029
U.S. government-related securities	664,506	536,173	15,000	1,215,679
State, municipalities, and political subdivisions	—	1,327,713	—	1,327,713
Other government-related securities	—	93,017	—	93,017
Corporate bonds	204	18,440,822	119,565	18,560,591
Total fixed maturity securities — available-for-sale	664,710	23,583,505	749,385	24,997,600
Fixed maturity securities — trading Residential mortgage-backed securities	—	313,963	—	313,963
Commercial mortgage-backed securities	—	190,247	—	190,247
Other asset-backed securities	—	29,585	28,343	57,928
U.S. government-related securities	555,601	255	—	555,856
State, municipalities, and political subdivisions	—	229,032	—	229,032
Other government-related securities	—	44,845	—	44,845
Corporate bonds	—	1,568,094	—	1,568,094
Total fixed maturity securities — trading	555,601	2,376,021	28,343	2,959,965
Total fixed maturity securities	1,220,311	25,959,526	777,728	27,957,565
Equity securities	211,023	11,310	70,080	292,413
Other long-term investments(1)	27,757	7,785	19,103	54,645
Short-term investments	101,470	—	—	101,470
Total investments	1,560,561	25,978,621	866,911	28,406,093
Cash	169,775	—	—	169,775
Other assets	—	—	—	—
Assets related to separate accounts
Variable annuity	6,741,959	—	—	6,741,959
Variable universal life	502,617	—	—	502,617
Total assets measured at fair value on a recurring basis	$8,974,912	$25,978,621	$866,911	$35,820,444
Liabilities:
Annuity account balances(2)	$—	$—	$136,462	$136,462
Other liabilities(1)	2,727	15,370	437,613	455,710
Total liabilities measured at fair value on a recurring basis	$2,727	$15,370	$574,075	$592,172

(1)  Includes certain freestanding and embedded derivatives.

(2)  Represents liabilities related to equity indexed annuities.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

19.  FAIR VALUE OF FINANCIAL INSTRUMENTS — (Continued)

Determination of fair values

The valuation methodologies used to determine the fair values of assets and liabilities reflect market participant assumptions and are based on the application of the fair value hierarchy that prioritizes observable market inputs over unobservable inputs. The Company determines the fair values of certain financial assets and financial liabilities based on quoted market prices, where available. The Company also determines certain fair values based on future cash flows discounted at the appropriate current market rate. Fair values reflect adjustments for counterparty credit quality, the Company's credit standing, liquidity, and where appropriate, risk margins on unobservable parameters. The following is a discussion of the methodologies used to determine fair values for the financial instruments as listed in the above table.

The fair value of fixed maturity, short-term, and equity securities is determined by management after considering one of three primary sources of information: third party pricing services, non-binding independent broker quotations, or pricing matrices. Security pricing is applied using a ''waterfall'' approach whereby publicly available prices are first sought from third party pricing services, the remaining unpriced securities are submitted to independent brokers for non-binding prices, or lastly, securities are priced using a pricing matrix. Typical inputs used by these three pricing methods include, but are not limited to: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, and reference data including market research publications. Third party pricing services price over 90% of the Company's available-for-sale and trading fixed maturity securities. Based on the typical trading volumes and the lack of quoted market prices for available-for-sale and trading fixed maturities, third party pricing services derive the majority of security prices from observable market inputs such as recent reported trades for identical or similar securities making adjustments through the reporting date based upon available market observable information outlined above. If there are no recent reported trades, the third party pricing services and brokers may use matrix or model processes to develop a security price where future cash flow expectations are developed based upon collateral performance and discounted at an estimated market rate. Certain securities are priced via independent non-binding broker quotations, which are considered to have no significant unobservable inputs. When using non-binding independent broker quotations, the Company obtains one quote per security, typically from the broker from which we purchased the security. A pricing matrix is used to price securities for which the Company is unable to obtain or effectively rely on either a price from a third party pricing service or an independent broker quotation.

The pricing matrix used by the Company begins with current spread levels to determine the market price for the security. The credit spreads, assigned by brokers, incorporate the issuer's credit rating, liquidity discounts, weighted-average of contracted cash flows, risk premium, if warranted, due to the issuer's industry, and the security's time to maturity. The Company uses credit ratings provided by nationally recognized rating agencies.

For securities that are priced via non-binding independent broker quotations, the Company assesses whether prices received from independent brokers represent a reasonable estimate of fair value through an analysis using internal and external cash flow models developed based on spreads and, when available, market indices. The Company uses a market-based cash flow analysis to validate the reasonableness of prices received from independent brokers. These analytics, which are updated daily, incorporate various metrics (yield curves, credit spreads, prepayment rates, etc.) to determine the valuation of such holdings. As a result of this analysis, if the Company determines there is a more

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

19.  FAIR VALUE OF FINANCIAL INSTRUMENTS — (Continued)

appropriate fair value based upon the analytics, the price received from the independent broker is adjusted accordingly. The Company did not adjust any quotes or prices received from brokers during the year ended December 31, 2012.

The Company has analyzed the third party pricing services' valuation methodologies and related inputs and has also evaluated the various types of securities in its investment portfolio to determine an appropriate fair value hierarchy level based upon trading activity and the observability of market inputs that is in accordance with the Fair Value Measurements and Disclosures Topic of the ASC. Based on this evaluation and investment class analysis, each price was classified into Level 1, 2, or 3. Most prices provided by third party pricing services are classified into Level 2 because the significant inputs used in pricing the securities are market observable and the observable inputs are corroborated by the Company. Since the matrix pricing of certain debt securities includes significant non-observable inputs, they are classified as Level 3.

Asset-Backed Securities

This category mainly consists of residential mortgage-backed securities, commercial mortgage-backed securities, and other asset-backed securities (collectively referred to as asset-backed securities or "ABS"). As of December 31, 2012, the Company held $3.7 billion of ABS classified as Level 2. These securities are priced from information provided by a third party pricing service and independent broker quotes. The third party pricing services and brokers mainly value securities using both a market and income approach to valuation. As part of this valuation process they consider the following characteristics of the item being measured to be relevant inputs: 1) weighted-average coupon rate, 2) weighted-average years to maturity, 3) types of underlying assets, 4) weighted-average coupon rate of the underlying assets, 5) weighted-average years to maturity of the underlying assets, 6) seniority level of the tranches owned, and 7) credit ratings of the securities.

After reviewing these characteristics of the ABS, the third party pricing service and brokers use certain inputs to determine the value of the security. For ABS classified as Level 2, the valuation would consist of predominantly market observable inputs such as, but not limited to: 1) monthly principal and interest payments on the underlying assets, 2) average life of the security, 3) prepayment speeds, 4) credit spreads, 5) treasury and swap yield curves, and 6) discount margin.

As of December 31, 2012, the Company held $666.7 million of Level 3 ABS, which included $70.5 million of other asset-backed securities classified as trading. These securities are predominantly ARS whose underlying collateral is at least 97% guaranteed by the FFELP. As a result of the ARS market collapse during 2008, the Company prices its ARS using an income approach valuation model. As part of the valuation process the Company reviews the following characteristics of the ARS in determining the relevant inputs: 1) weighted-average coupon rate, 2) weighted-average years to maturity, 3) types of underlying assets, 4) weighted-average coupon rate of the underlying assets, 5) weighted-average years to maturity of the underlying assets, 6) seniority level of the tranches owned, 7) credit ratings of the securities,8) liquidity premium, and 9) paydown rate.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

19.  FAIR VALUE OF FINANCIAL INSTRUMENTS — (Continued)

Corporate bonds, U.S. Government-related securities, States, municipals, and political subdivisions, and Other government related securities

As of December 31, 2012, the Company classified approximately $24.0 billion of corporate bonds, U.S. government-related securities, states, municipals, and political subdivisions, and other government-related securities as Level 2. The fair value of the Level 2 bonds and securities is predominantly priced by broker quotes and a third party pricing service. The Company has reviewed the valuation techniques of the brokers and third party pricing service and has determined that such techniques used Level 2 market observable inputs. The following characteristics of the bonds and securities are considered to be the primary relevant inputs to the valuation: 1) weighted-average coupon rate, 2) weighted-average years to maturity, 3) seniority, and 4) credit ratings.

The brokers and third party pricing service utilize valuation models that consist of a hybrid income and market approach to valuation. The pricing models utilize the following inputs: 1) principal and interest payments, 2) treasury yield curve, 3) credit spreads from new issue and secondary trading markets, 4) dealer quotes with adjustments for issues with early redemption features, 5) liquidity premiums present on private placements, and 6) discount margins from dealers in the new issue market.

As of December 31, 2012, the Company classified approximately $192.3 million of bonds and securities as Level 3 valuations. Level 3 bonds and securities primarily represent investments in illiquid bonds for which no price is readily available. To determine a price, the Company uses a discounted cash flow model with both observable and unobservable inputs. These inputs are entered into an industry standard pricing model to determine the final price of the security. These inputs include: 1) principal and interest payments, 2) coupon rate, 3) sector and issuer level spread over treasury, 4) underlying collateral, 5) credit ratings, 6) maturity, 7) embedded options, 8) recent new issuance, 9) comparative bond analysis, and 10) an illiquidity premium.

Equities

As of December 31, 2012, the Company held approximately $100.6 million of equity securities classified as Level 2 and Level 3. Of this total, $64.6 million represents Federal Home Loan Bank ("FHLB") stock. The Company believes that the cost of the FHLB stock approximates fair value. The remainder of these equity securities is primarily made up of holdings we have obtained through bankruptcy proceedings or debt restructurings.

Other long-term investments and Other liabilities

Other long-term investments and other liabilities consist entirely of free-standing and embedded derivative financial instruments. Refer to Note 20, Derivative Financial Instruments for additional information related to derivatives. Derivative financial instruments are valued using exchange prices, independent broker quotations, or pricing valuation models, which utilize market data inputs. Excluding embedded derivatives, as of December 31, 2012, 79.3% of derivatives based upon notional values were priced using exchange prices or independent broker quotations. The remaining derivatives were priced by pricing valuation models, which predominantly utilize observable market data inputs. Inputs used to value derivatives include, but are not limited to, interest swap rates, credit spreads, interest rate and equity market volatility indices, equity index levels, and treasury rates. The Company performs monthly analysis on derivative valuations that includes both quantitative and qualitative analyses.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

19.  FAIR VALUE OF FINANCIAL INSTRUMENTS — (Continued)

Derivative instruments classified as Level 1 generally include futures, credit default swaps, and puts, which are traded on active exchange markets.

Derivative instruments classified as Level 2 primarily include interest rate and inflation swaps, puts, and swaptions. These derivative valuations are determined using independent broker quotations, which are corroborated with observable market inputs.

Derivative instruments classified as Level 3 were embedded derivatives and include at least one significant non-observable input. A derivative instrument containing Level 1 and Level 2 inputs will be classified as a Level 3 financial instrument in its entirety if it has at least one significant Level 3 input.

The Company utilizes derivative instruments to manage the risk associated with certain assets and liabilities. However, the derivative instruments may not be classified within the same fair value hierarchy level as the associated assets and liabilities. Therefore, the changes in fair value on derivatives reported in Level 3 may not reflect the offsetting impact of the changes in fair value of the associated assets and liabilities.

The guaranteed minimum withdrawal benefits ("GMWB") embedded derivative is carried at fair value in "other long-term investments" and "other liabilities" on the Company's consolidated balance sheet. The changes in fair value are recorded in earnings as "Realized investment gains (losses) — Derivative financial instruments". Refer to Note 20, Derivative Financial Instruments for more information related to GMWB embedded derivative gains and losses. The fair value of the GMWB embedded derivative is derived through the income method of valuation using a valuation model that projects future cash flows using multiple risk neutral stochastic equity scenarios and policyholder behavior assumptions. The risk neutral scenarios are generated using the current swap curve and projected equity volatilities and correlations. The projected equity volatilities are based on a blend of historical volatility and near-term equity market implied volatilities. The equity correlations are based on historical price observations. For policyholder behavior assumptions, expected lapse and utilization assumptions are used and updated for actual experience, as necessary. The Company assumes age-based mortality that is consistent with 57% of the National Association of Insurance Commissioners 1994 Variable Annuity GMDB Mortality Table. The present value of the cash flows is determined using the discount rate curve, which is based upon LIBOR plus a credit spread (to represent the Company's non-performance risk). As a result of using significant unobservable inputs, the GMWB embedded derivative is categorized as Level 3. These assumptions are reviewed on a quarterly basis.

The Company has assumed and ceded certain blocks of policies under modified coinsurance agreements in which the investment results of the underlying portfolios inure directly to the reinsurers. As a result, these agreements contain embedded derivatives that are reported at fair value. Changes in their fair value are reported in earnings. The investments supporting these agreements are designated as "trading securities"; therefore changes in their fair value are also reported in earnings. The fair value of the embedded derivative is the difference between the policy liabilities (net of policy loans) of $2.6 billion and the fair value of the trading securities of $3.1 billion. As a result, changes in the fair value of the embedded derivatives are largely offset by the changes in fair value of the related investments and each are reported in earnings. The fair value of the embedded derivative is considered a Level 3 valuation due to the unobservable nature of the policy liabilities.

Certain of the Company's subsidiaries have entered into interest support, YRT premium support and portfolio maintenance agreements with PLC. These agreements meet the definition of a derivative and are accounted for at fair value and are considered Level 3 valuations. The fair value of these

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

19.  FAIR VALUE OF FINANCIAL INSTRUMENTS — (Continued)

derivatives as of December 31, 2012 was $17.1 million and is included in "Other long-term investments". For information regarding realized gains on these derivatives please refer to 20, Derivative Financial Instruments.

The Interest Support Agreement provides that PLC will make payments to Golden Gate II if actual investment income on certain of Golden Gate II's asset portfolios falls below a calculated investment income amount as defined in the Interest Support Agreement. The calculated investment income amount is a level of investment income deemed to be sufficient to support certain of Golden Gate II's obligations under a reinsurance agreement with the Company, dated July 1, 2007. The derivative is valued using an internal valuation model that assumes a conservative projection of investment income under an adverse interest rate scenario and the probability that the expectation falls below the calculated investment income amount. The fair value of this derivative as of December 31, 2012 was $15.0 million. The assessment of required payments from PLC under the Interest Support Agreement occurs annually. As of December 31, 2012, no payments have been triggered under this agreement.

The YRT Premium support agreement provides that PLC will make payments to Golden Gate II in the event that YRT premium rates increase. The derivative is valued using an internal valuation model. The valuation model is a probability weighted discounted cash flow model. The value is primarily a function of the likelihood and severity of future YRT premium increases. The fair value of this derivative as of December 31, 2012 was $1.6 million. As of December 31, 2012, no payments have been triggered under this agreement.

The portfolio maintenance agreements provide that PLC will make payments to Golden Gate V and West Coast Life in the event of other-than-temporary impairments on investments that exceed defined thresholds. The derivatives are valued using an internal discounted cash flow model. The significant unobservable inputs are the projected probability and severity of credit losses used to project future cash flows on the investment portfolios. The fair value of the portfolio maintenance agreements as of December 31, 2012, was approximately $0.5 million.

Annuity account balances

The Company records its equity indexed annuities ("EIA") at fair value. The fair value is considered a Level 3 valuation. The EIA valuation model calculates the present value of future benefit cash flows less the projected future profits to quantify the net liability that is held as a reserve. This calculation is done using multiple risk neutral stochastic equity scenarios. The cash flows are discounted using LIBOR plus a credit spread. Best estimate assumptions are used for partial withdrawals, lapses, expenses and asset earned rate with a risk margin applied to each. These assumptions are reviewed at least annually as a part of the formal unlocking process. If an event were to occur within a quarter that would make the assumptions unreasonable, the assumptions would be reviewed within the quarter.

The discount rate for the equity indexed annuities is based on an upward sloping rate curve which is updated each quarter. The discount rates for December 31, 2012, ranged from a one month rate of 0.30%, a 5 year rate of 1.96%, and a 30 year rate of 4.14%. A credit spread component is also included in the calculation to accommodate non-performance risk.

Separate Accounts

Separate account assets are invested in open-ended mutual funds and are included in Level 1.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

19.  FAIR VALUE OF FINANCIAL INSTRUMENTS — (Continued)

Valuation of Level 3 Financial Instruments

The following table presents the valuation method for material financial instruments included in Level 3, as well as the unobservable inputs used in the valuation of those financial instruments:

	Fair Value As of December 31, 2012	Valuation Technique	Unobservable Input	Range (Weighted Average)
	(Dollars In Thousands)
Assets:
Other asset-backed securities	$596,143	Discounted cash flow	Liquidity premium Paydown rate	0.72% - 1.68% (1.29%) 8.51% - 18.10% (11.40%)
Other government- related securities	20,011	Discounted cash flow	Spread over treasury	(0.30%)
Corporate bonds	168,007	Discounted cash flow	Spread over treasury	0.92% - 7.75% (3.34%)
Liabilities:
Embedded derivatives — GMWB(1)	$169,041	Actuarial cash flow model	Mortality Lapse	57% of 1994 GMDB table 0% - 24%, depending on product/duration/funded status of guarantee
			Utilization	93% - 100%
			Nonperformance risk	0.09% - 1.34%
Annuity account balances(2)	129,468	Actuarial cash flow model	Asset earned rate	5.81%
			Expenses	$88 - $108 per policy
			Withdrawal rate	2.20%
			Mortality Lapse	57% of 1994 GMDB table 2.2% - 45.0%, depending on duration/surrender charge period
			Return on assets	1.50% - 1.85% depending on surrender charge period
			Nonperformance risk	0.09% - 1.34%

(1)  The fair value for the GMWB embedded derivative is presented as a net liability. Excludes modified coinsurance arrangements.

(2)  Represents liabilities related to equity indexed annuities.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

19.  FAIR VALUE OF FINANCIAL INSTRUMENTS — (Continued)

The chart above excludes Level 3 financial instruments that are valued using broker quotes and those which book value approximates fair value.

The valuation techniques and inputs used by some brokers in pricing certain financial instruments are not shared with the Company which resulted in $70.5 million of financial instruments, all asset backed securities, being classified as Level 3 as of December 31, 2012.

In certain cases the Company has determined that book value materially approximates fair value. As of December 31, 2012, the Company held $69.8 million of financial instruments where book value approximates fair value. Of the $69.8 million, $65.5 million represents equity securities, which are predominantly FHLB stock, and $4.3 million of other fixed maturity securities.

The asset-backed securities classified as Level 3 are predominantly ARS. A change in the paydown rate (the projected annual rate of principal reduction) of the ARS can significantly impact the fair value of these securities. A decrease in the paydown rate would increase the projected weighted average life of the ARS and increase the sensitivity of the ARS' fair value to changes in interest rates. An increase in the liquidity premium would result in a decrease in the fair value of the securities, while a decrease in the liquidity premium would increase the fair value of these securities.

The fair value of corporate bonds classified as Level 3 is sensitive to changes in the interest rate spread over the corresponding U.S. Treasury rate. This spread represents a risk premium that is impacted by company specific and market factors. An increase in the spread can be caused by a perceived increase in credit risk of a specific issuer and/or an increase in the overall market risk premium associated with similar securities. The fair values of corporate bonds are sensitive to changes in spread. When holding the treasury rate constant, the fair value of corporate bonds increases when spreads decrease, and increase when spreads decrease.

The GMWB liability is sensitive to changes in the discount rate which includes the Company's nonperformance risk, volatility, lapse, and mortality assumptions. The volatility assumption is an observable input as it is based on market inputs. The Company's nonperformance risk, lapse, and mortality are unobservable. An increase in the three unobservable assumptions would result in a decrease in the liability and conversely, if there is a decrease in the assumptions the liability would increase. The liability is also dependent on the assumed policyholder utilization of the GMWB where an increase in assumed utilization would result in an increase in the liability and conversely, if there is a decrease in the assumption, the liability would decrease.

The fair value of the EIA account balance liability is predominantly impacted by observable inputs such as discount rates and equity returns. However, the fair value of the EIA account balance liability is sensitive to the asset earned rate and required return on assets. The value of the liability increases with an increase in required return on assets and decreases with an increase in the asset earned rate and conversely, the value of the liability decreases with a decrease in required return on assets and an increase in the asset earned rate.

(This page has been left blank intentionally.)

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

19.  FAIR VALUE OF FINANCIAL INSTRUMENTS — (Continued)

The following table presents a reconciliation of the beginning and ending balances for fair value measurements for the year ended December 31, 2012, for which the Company has used significant unobservable inputs (Level 3):

		Total Realized and Unrealized Gains		Total Realized and Unrealized Losses
	Beginning Balance	Included in Earnings	Included in Other Comprehensive Income	Included in Earnings	Included in Other Comprehensive Income
	(Dollars In Thousands)
Assets:
Fixed maturity securities available-for-sale
Residential mortgage-backed securities	$7	$—	$—	$—	$—
Commercial mortgage-backed securities	—	—	—	—	—
Other asset-backed securities	614,813	339	21,780	—	(22,587)
U.S. government-related securities	15,000	—	—	—	(2)
States, municipals, and political subdivisions		—	—	—	—
Other government-related securities	—	—	29	—	(27)
Corporate bonds	119,565	470	8,052	(4)	(2,723)
Total fixed maturity securities — available-for-sale	749,385	809	29,861	(4)	(25,339)
Fixed maturity securities — trading
Residential mortgage-backed securities	—	—	—	—	—
Commercial mortgage-backed securities	—	—	—	—	—
Other asset-backed securities	28,343	4,086	—	(2,306)	—
U.S. government-related securities	—	—	—	—	—
States, municipals and political subdivisions	—	—	—	—	—
Other government-related securities	—	—	—	—	—
Corporate bonds	—	2	—	—	—
Total fixed maturity securities — trading	28,343	4,088	—	(2,306)	—
Total fixed maturity securities	777,728	4,897	29,861	(2,310)	(25,339)
Equity securities	70,080	8	827	—	(1,097)
Other long-term investments(1)	19,103	—	—	29,552	—
Short-term investments	—	—	—	—	—
Total investments	866,911	4,905	30,688	27,242	(26,436)
Total assets measured at fair value on a recurring basis	$866,911	$4,905	$30,688	$27,242	$(26,436)
Liabilities:
Annuity account balances(2)	$136,462	$—	$—	$12,293	$—
Other liabilities(1)	437,613	86,523	—	(260,347)	—
Total liabilities measured at fair value on a recurring basis	$574,075	$86,523	$—	$(248,054)	$—

(1)  Represents certain freestanding and embedded derivatives.

(2)  Represents liabilities related to equity indexed annuities.

For the year ended December 31, 2012, $67.7 million of securities were transferred into Level 3. This amount was transferred from Level 2. These transfers resulted from securities that were priced by independent pricing services or brokers in previous periods, using no significant unobservable inputs, but were priced internally using significant unobservable inputs where market observable inputs were no longer available as of December 31, 2012.

								Total Gains (losses) included in Earnings related to
	Purchases	Sales	Issuances	Settlements	Transfers in/out of Level 3	Other	Ending Balance	Instruments still held at the Reporting Date
	(Dollars In Thousands)
Assets:
Fixed maturity securities available-for-sale
Residential mortgage-backed securities	$—	$(3)	$—	$—	$—	$—	$4	$—
Commercial mortgage-backed securities	—	—	—	—	—	—	—	—
Other asset-backed securities	—	(19,050)	—	—	771	77	596,143	—
U.S. government-related securities	—	(15,000)	—	—	—	2	—	—
States, municipals, and political subdivisions	4,275	—	—	—	—	—	4,275	—
Other government-related securities	20,024	—	—	—	—	(15)	20,011	—
Corporate bonds	11,960	(9,854)	—	—	40,060	366	167,892	—
Total fixed maturity securities — available-for-sale	36,259	(43,907)	—	—	40,831	430	788,325	—
Fixed maturity securities — trading
Residential mortgage-backed securities	—	—	—	—	—	—	—	—
Commercial mortgage-backed securities	—	—	—	—	—	—	—	—
Other asset-backed securities	48,255	(9,896)	—	—	—	2,053	70,535	1,780
U.S. government-related securities	—	—	—	—	—	—	—	—
States, municipals and political subdivisions	—	—	—	—	—	—	—	—
Other government-related securities	—	—	—	—	—	—	—	—
Corporate bonds	1	—	—	—	112	—	115	10
Total fixed maturity securities — trading	48,256	(9,896)	—	—	112	2,053	70,650	1,790
Total fixed maturity securities	84,515	(53,803)	—	—	40,943	2,483	858,975	1,790
Equity securities	4	(4,295)	—	—	—	—	65,527	—
Other long-term investments(1)	—	—	—	—	—	—	48,655	29,552
Short-term investments	—	—	—	—	—	—	—	—
Total investments	84,519	(58,098)	—	—	40,943	2,483	973,157	31,342
Total assets measured at fair value on a recurring basis	$84,519	$(58,098)	$—	$—	$40,943	$2,483	$973,157	$31,342
Liabilities:
Annuity account balances(2)	$—	$—	$860	$20,147	$—	$—	$129,468	$—
Other liabilities(1)	—	—	—	—	—	—	611,437	(173,824)
Total liabilities measured at fair value on a recurring basis	$—	$—	$860	$20,147	$—	$—	$740,905	$(173,824)

For the year ended December 31, 2012, $26.8 million of securities were transferred out of Level 3. This amount was transferred to Level 2. These transfers resulted from securities that were previously valued using an internal model that utilized significant unobservable inputs but were valued internally or by independent pricing services or brokers, utilizing no significant unobservable inputs. All transfers are recognized as of the end of the reporting period.

For the year ended December 31, 2012, there were no transfers from Level 2 to Level 1.

For the year ended December 31, 2012, there were no transfers from Level 1 to Level 2.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

19.  FAIR VALUE OF FINANCIAL INSTRUMENTS — (Continued)

The following table presents a reconciliation of the beginning and ending balances for fair value measurements for the year ended December 31, 2011, for which the Company has used significant unobservable inputs (Level 3):

		Total Realized and Unrealized Gains		Total Realized and Unrealized Losses
	Beginning Balance	Included in Earnings	Included in Other Comprehensive Income	Included in Earnings	Included in Other Comprehensive Income
	(Dollars In Thousands)
Assets:
Fixed maturity securities available-for-sale
Residential mortgage-backed securities	$20	$—	$12	$(4)	$—
Commercial mortgage-backed securities	19,901	—	147	—	(719)
Other asset-backed securities	641,129	4,527	28,873	(8,661)	(50,941)
U.S. government-related securities	15,109	—	—	—	(122)
States, municipals, and political subdivisions	—	—	—	—	—
Other government-related securities	—	—	—	—	—
Corporate bonds	64,996	—	5,216	—	(1,689)
Total fixed maturity securities — available-for-sale	741,155	4,527	34,248	(8,665)	(53,471)
Fixed maturity securities — trading
Residential mortgage-backed securities	—	—	—	—	—
Commercial mortgage-backed securities	—	—	—	—	—
Other asset-backed securities	59,925	1,213	—	(2,689)	—
U.S. government-related securities	3,442	387	—	(476)	—
States, municipals and political subdivisions	—	—	—	—	—
Other government-related securities	—	—	—	—	—
Corporate bonds	—	611	—	(1,453)	—
Total fixed maturity securities — trading	63,367	2,211	—	(4,618)	—
Total fixed maturity securities	804,522	6,738	34,248	(13,283)	(53,471)
Equity securities	66,592	49	555	—	(1,050)
Other long-term investments(1)	31,765	—	—	(12,662)	—
Short-term investments	—	—	—	—	—
Total investments	902,879	6,787	34,803	(25,945)	(54,521)
Total assets measured at fair value on a recurring basis	$902,879	$6,787	$34,803	$(25,945)	$(54,521)
Liabilities:
Annuity account balances(2)	$143,264	$—	$—	$(5,850)	$—
Other liabilities(1)	190,529	—	—	(249,757)	—
Total liabilities measured at fair value on a recurring basis	$333,793	$—	$—	$(255,607)	$—

(1)  Represents certain freestanding and embedded derivatives.

(2)  Represents liabilities related to equity indexed annuities.

								Total Gains (losses) included in Earnings related to
	Purchases	Sales	Issuances	Settlements	Transfers in/out of Level 3	Other	Ending Balance	Instruments still held at the Reporting Date
	(Dollars In Thousands)
Assets:
Fixed maturity securities available-for-sale
Residential mortgage-backed securities	$—	$(12)	$—	$—	$(9)	$—	$7	$—
Commercial mortgage-backed securities	—	(103)	—	—	(19,224)	(2)	—	—
Other asset-backed securities	—	—	—	—	—	(114)	614,813	—
U.S. government-related securities	—	—	—	—	—	13	15,000	—
States, municipals, and political subdivisions	—	—	—	—	—	—	—	—
Other government-related securities	—	—	—	—	—	—	—	—
Corporate bonds	40,000	(3,543)	—	—	14,585	—	119,565	—
Total fixed maturity securities — available-for-sale	40,000	(3,658)	—	—	(4,648)	(103)	749,385	—
Fixed maturity securities — trading
Residential mortgage-backed securities	—	—	—	—	—	—	—	—
Commercial mortgage-backed securities	—	—	—	—	—	—	—	—
Other asset-backed securities	3,792	(40,292)	—	—	4,002	2,392	28,343	(937)
U.S. government-related securities	—	(3,347)	—	—	—	(6)	—	—
States, municipals and political subdivisions	—	—	—	—	—	—	—	—
Other government-related securities	—	—	—	—	—	—	—	—
Corporate bonds	—	(37,292)	—	—	38,039	95	—	—
Total fixed maturity securities — trading	3,792	(80,931)	—	—	42,041	2,481	28,343	(937)
Total fixed maturity securities	43,792	(84,589)	—	—	37,393	2,378	777,728	(937)
Equity securities	3,962	(49)	—	—	21	—	70,080	—
Other long-term investments(1)	—	—	—	—	—	—	19,103	(12,662)
Short-term investments	—	—	—	—	—	—	—	—
Total investments	47,754	(84,638)	—	—	37,414	2,378	866,911	(13,599)
Total assets measured at fair value on a recurring basis	$47,754	$(84,638)	$—	$—	$37,414	$2,378	$866,911	$(13,599)
Liabilities:
Annuity account balances(2)	$—	$—	$654	$13,306	$—	$—	$136,462	$—
Other liabilities(1)	—	(2,673)	—	—	—	—	437,613	(249,757)
Total liabilities measured at fair value on a recurring basis	$—	$(2,673)	$654	$13,306	$—	$—	$574,075	$(249,757)

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

19.  FAIR VALUE OF FINANCIAL INSTRUMENTS — (Continued)

Total realized and unrealized gains (losses) on Level 3 assets and liabilities are primarily reported in either realized investment gains (losses) within the consolidated statements of income (loss) or other comprehensive income (loss) within shareowners' equity based on the appropriate accounting treatment for the item.

Purchases, sales, issuances, and settlements, net, represent the activity that occurred during the period that results in a change of the asset or liability but does not represent changes in fair value for the instruments held at the beginning of the period. Such activity primarily relates to purchases and sales of fixed maturity securities and issuances and settlements of equity indexed annuities.

The Company reviews the fair value hierarchy classifications each reporting period. Changes in the observability of the valuation attributes may result in a reclassification of certain financial assets or liabilities. Such reclassifications are reported as transfers in and out of Level 3 at the beginning fair value for the reporting period in which the changes occur. The asset transfers in the table(s) above primarily related to positions moved from Level 3 to Level 2 as the Company determined that certain inputs were observable.

The amount of total gains (losses) for assets and liabilities still held as of the reporting date primarily represents changes in fair value of trading securities and certain derivatives that exist as of the reporting date and the change in fair value of equity indexed annuities.

Estimated Fair Value of Financial Instruments

The carrying amounts and estimated fair values of the Company's financial instruments as of the periods shown below are as follows:

		As of December 31,
		2012		2011
	Fair Value Level	Carrying Amounts	Fair Values	Carrying Amounts	Fair Values
	(Dollars In Thousands)
Assets:
Mortgage loans on real estate	3	$4,948,625	$5,723,579	$5,351,902	$6,251,902
Policy loans	3	865,391	865,391	879,819	879,819
Fixed maturities, held-to-maturity(1)	3	300,000	319,163	—	—
Liabilities:
Stable value product account balances	3	$2,510,559	$2,534,094	$2,769,510	$2,855,614
Annuity account balances	3	10,658,463	10,525,702	10,946,848	10,767,892
Mortgage loan backed certificates	3	—	—	19,755	19,893
Debt:
Non-recourse funding obligations(2)	3	$1,446,900	$1,357,290	$1,248,600	$1,060,275

Except as noted below, fair values were estimated using quoted market prices.

(1)  Security purchased from unconsolidated subsidiary, Red Mountain LLC.

(2)  Of this carrying amount $300 million, fair value of $297.6 million, relates to non-recourse funding obligations issued by Golden Gate V.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

19.  FAIR VALUE OF FINANCIAL INSTRUMENTS — (Continued)

Fair Value Measurements

Mortgage loans on real estate

The Company estimates the fair value of mortgage loans using an internally developed model. This model includes inputs derived by the Company based on assumed discount rates relative to the Company's current mortgage loan lending rate and an expected cash flow analysis based on a review of the mortgage loan terms. The model also contains the Company's determined representative risk adjustment assumptions related to credit and liquidity risks.

Policy loans

The Company believes the fair value of policy loans approximates book value. Policy loans are funds provided to policy holders in return for a claim on the policy. The funds provided are limited to the cash surrender value of the underlying policy. The nature of policy loans is to have a negligible default risk as the loans are fully collateralized by the value of the policy. Policy loans do not have a stated maturity and the balances and accrued interest are repaid either by the policyholder or with proceeds from the policy. Due to the collateralized nature of policy loans and unpredictable timing of repayments, the Company believes the fair value of policy loans approximates carrying value.

Fixed maturities, held-to-maturity

The Company estimates the fair value of its fixed maturity, held-to-maturity using internal discounted cash flow models. The discount rates used in the model were based on a current market yield for similar financial instruments.

Stable value product and Annuity account balances

The Company estimates the fair value of stable value product account balances and annuity account balances using models based on discounted expected cash flows. The discount rates used in the models were based on a current market rate for similar financial instruments.

Non-recourse funding obligations

The Company estimated the fair value of its non-recourse funding obligations using internal discounted cash flow models. The discount rates used in the model were based on a current market yield for similar financial instruments.

20.  DERIVATIVE FINANCIAL INSTRUMENTS

Types of Derivative Instruments and Derivative Strategies

The Company utilizes a risk management strategy that incorporates the use of derivative financial instruments to reduce exposure to certain risks, including but not limited to, interest rate risk, inflation risk, currency exchange risk, volatility risk, and equity market risk. These strategies are developed through the Company's analysis of data from financial simulation models and other internal and industry sources, and are then incorporated into the Company's risk management program.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

20.  DERIVATIVE FINANCIAL INSTRUMENTS — (Continued)

Derivative instruments expose the Company to credit and market risk and could result in material changes from period to period. The Company attempts to minimize its credit risk by entering into transactions with highly rated counterparties. The Company manages the market risk by establishing and monitoring limits as to the types and degrees of risk that may be undertaken. The Company monitors its use of derivatives in connection with its overall asset/liability management programs and risk management strategies. In addition, all derivative programs are monitored by our risk management department.

Derivatives Related to Interest Rate Risk Management

Derivative instruments that are used as part of the Company's interest rate risk management strategy include interest rate swaps, interest rate futures, interest rate caps, and interest rate swaptions. The Company's inflation risk management strategy involves the use of swaps that requires the Company to pay a fixed rate and receive a floating rate that is based on changes in the Consumer Price Index ("CPI").

Derivatives Related to Risk Mitigation of Variable Annuity Contracts

The Company may use the following types of derivative contracts to mitigate its exposure to certain guaranteed benefits related to variable annuity contracts:

•  Foreign Currency Futures

•  Variance Swaps

•  Interest Rate Futures

•  Equity Options

•  Equity Futures

•  Credit Derivatives

•  Interest Rate Swaps

•  Interest Rate Swaptions

•  Volatility Futures

The Company has in certain periods, sold credit protection under single name credit default swaps and credit default swap indices for which it receives a premium to insure credit risk. Such credit derivatives are a part of the Company's program to mitigate risks related to certain minimum guaranteed benefits of variable annuity contracts and are designed to offset some portion of the Company's nonperformance risk. The Company will only make a payment in the event there is a credit event. A credit event payment will typically be equal to the notional value of the swap contract less an auction-determined recovery rate, to the percentage extent described. A credit event is generally defined to include material default, bankruptcy, or debt restructuring. The Company's maximum amount at risk, assuming the value of all referenced credit obligations is zero, would equal the notional value of the credit default swaps. As of December 31, 2012 and 2011, the Company did not have any open credit default swaps.

Other Derivatives

The Company has certain derivatives with PLC. These derivatives consist of an interest support agreement, a YRT premium support arrangement, and portfolio maintenance agreements with PLC.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

20.  DERIVATIVE FINANCIAL INSTRUMENTS — (Continued)

Accounting for Derivative Instruments

The Company records its derivative financial instruments in the consolidated balance sheet in "other long-term investments" and "other liabilities" in accordance with GAAP, which requires that all derivative instruments be recognized in the balance sheet at fair value. The change in the fair value of derivative financial instruments is reported either in the statement of income or in other comprehensive income (loss), depending upon whether it qualified for and also has been properly identified as being part of a hedging relationship, and also on the type of hedging relationship that exists.

For a derivative financial instrument to be accounted for as an accounting hedge, it must be identified and documented as such on the date of designation. For cash flow hedges, the effective portion of their realized gain or loss is reported as a component of other comprehensive income and reclassified into earnings in the same period during which the hedged item impacts earnings. Any remaining gain or loss, the ineffective portion, is recognized in current earnings. For fair value hedge derivatives, their gain or loss as well as the offsetting loss or gain attributable to the hedged risk of the hedged item is recognized in current earnings. Effectiveness of the Company's hedge relationships is assessed on a quarterly basis.

The Company reports changes in fair values of derivatives that are not part of a qualifying hedge relationship through earnings in the period of change. Changes in the fair value of derivatives that are recognized in current earnings are reported in "Realized investment gains (losses) — Derivative financial instruments".

Derivative Instruments Designated and Qualifying as Hedging Instruments

Cash-Flow Hedges

•  In connection with the issuance of inflation-adjusted funding agreements, the Company has entered into swaps to essentially convert the floating CPI-linked interest rate on these agreements to a fixed rate. The Company pays a fixed rate on the swap and receives a floating rate primarily determined by the period's change in the CPI. The amounts that are received on the swaps are almost equal to the amounts that are paid on the agreements.

•  The Company has entered into an interest rate swap to convert LIBOR-based floating rate interest payments on a certain funding agreement to fixed rate interest payments. This structure is basically the same as that described regarding the CPI-based agreements and swaps. As of December 31, 2012, the Company no longer held these positions.

Derivative Instruments Not Designated and Not Qualifying as Hedging Instruments

The Company uses various other derivative instruments for risk management purposes that do not qualify for hedge accounting treatment. Changes in the fair value of these derivatives are recognized in earnings during the period of change.

Derivatives related to variable annuity contracts

•  The Company uses equity, interest rate, currency and volatility futures to mitigate the risk related to certain guaranteed minimum benefits, including GMWB, within our variable annuity products. In general, the cost of such benefits varies with the level of equity and interest rate markets,

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

20.  DERIVATIVE FINANCIAL INSTRUMENTS — (Continued)

foreign currency levels, and overall volatility. The equity futures resulted in net pre-tax losses of $50.8 million and $30.1 million and interest rate futures resulted in pre-tax gains of $21.1 million and $164.2 million for the year ended December 31, 2012 and 2011, respectively. Currency futures resulted in net pre-tax losses of $2.8 million and net pre-tax gains of $3.0 million for the year ended December 31, 2012 and 2011, respectively. Volatility futures resulted in pre-tax losses of $0.1 million for the year ended December 31, 2012. Such positions were not held during the year ended December 31, 2011.

•  The Company uses equity options and volatility swaps to mitigate the risk related to certain guaranteed minimum benefits, including GMWB, within our variable annuity products. In general, the cost of such benefits varies with the level of equity markets and overall volatility. The equity options resulted in net pre-tax losses of $37.4 million and $15.1 million and the volatility swaps resulted in net pre-tax losses of $11.8 million and $0.2 million for the year ended December 31, 2012 and 2011, respectively.

•  The Company uses interest rate swaps and interest rate swaptions to mitigate the risk related to certain guaranteed minimum benefits, including GMWB, within its variable annuity products. The interest rate swaps resulted in net pre-tax gains of $3.3 million and $7.7 million for the year ended December 31, 2012 and 2011, respectively. The interest rate swaptions resulted in net pre-tax losses of $2.3 million for the year ended December 31, 2012. Such positions were not held during the year ended December 31, 2011.

•  The Company entered into credit default swaps to partially mitigate the Company's non-performance risk related to certain guaranteed minimum withdrawal benefits within our variable annuity products. The Company reported net pre-tax losses of $7.9 million for the year ended December 31, 2011. Net settlements received were $2.5 million, offset by termination losses of $10.4 million. As of December 31, 2011, the Company did not hold any remaining credit default swaps. Such positions were not held during the year ended December 31, 2012.

•  The Company markets certain variable annuity products with a GMWB rider. The GMWB component is considered an embedded derivative, not considered to be clearly and closely related to the host contract. The Company recognized pre-tax losses of $22.1 million and $127.5 million for the year ended December 31, 2012 and 2011, respectively, related to these embedded derivatives.

Other Derivatives

•  The Company uses certain interest rate swaps to mitigate the price volatility of fixed maturities. The Company recognized pre-tax losses of $0.1 million and $11.3 million on interest rate swaps for the year ended December 31, 2012 and 2011, respectively.

•  The Company purchased interest rate caps during 2011 to mitigate risk associated with the Company's LIBOR exposure and the potential impact of European financial market distress. These caps resulted in net pre-tax losses of $2.7 million and $2.8 million for the year ended December 31, 2012 and 2011, respectively.

•  The Company has an interest support agreement, a yearly renewable term ("YRT") premium support arrangement, and two portfolio maintenance agreements with PLC. The Company recognized pre-tax gains of $9.6 million and pre-tax losses of $0.3 million for the years ended

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

20.  DERIVATIVE FINANCIAL INSTRUMENTS — (Continued)

December 31, 2012 and 2011, respectively, related to the interest support agreement. The Company recognized a pre-tax gain of $0.6 million for the year ended December 31, 2012 related to the YRT premium support arrangement. There were no gains or losses for the year ended December 31, 2011 related to the YRT premium support arrangement. The Company entered into two separate portfolio maintenance agreements in October 2012. The Company recognized pre-tax gains of $0.5 million for the year ended December 31, 2012 related to its portfolio maintenance agreements.

•  The Company uses various swaps and other types of derivatives to manage risk related to other exposures. The Company recognized pre-tax losses of $0.1 million and $0.5 million for the year ended December 31, 2012 and 2011, respectively.

•  The Company is involved in various modified coinsurance and funds withheld arrangements which contain embedded derivatives. Changes in their fair value are recorded in current period earnings. The investment portfolios that support the related modified coinsurance reserves and funds withheld arrangements had fair value changes which substantially offset the gains or losses on these embedded derivatives. The Company recognized pre-tax losses of $132.8 million and $134.3 million for the year ended December 31, 2012 and 2011, respectively.

The tables below present information about the nature and accounting treatment of the Company's primary derivative financial instruments and the location in and effect on the consolidated financial statements for the periods presented below:

	As of December 31,
	2012		2011
	Notional Amount	Fair Value	Notional Amount	Fair Value
	(Dollars In Thousands)
Other long-term investments
Cash flow hedges:
Inflation	$—	$—	$7,068	$1
Derivatives not designated as hedging instruments:
Interest rate swaps	355,000	6,532	125,000	5,118
Volatility swaps	500	406	—	—
Derivatives with PLC(1)	1,404,750	17,064	796,713	6,400
Embedded derivative — Modco reinsurance treaties	30,244	1,330	30,001	2,038
Embedded derivative — GMWB	1,640,075	30,261	826,790	10,665
Interest rate futures	—	—	615,445	6,393
Equity futures	147,581	595	49,631	837
Currency futures	15,944	784	57,912	976
Interest rate caps	3,000,000	—	3,000,000	2,666
Equity options	573,493	61,833	440,000	19,396
Interest rate swaptions	400,000	11,370	—	—
Other	224	253	224	155
	$7,567,811	$130,428	$5,948,784	$54,645

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

20.  DERIVATIVE FINANCIAL INSTRUMENTS — (Continued)

	As of December 31,
	2012		2011
	Notional Amount	Fair Value	Notional Amount	Fair Value
	(Dollars In Thousands)
Other liabilities
Cash flow hedges:
Inflation	$182,965	$5,027	$244,399	$8,863
Interest rate	—	—	75,000	3,443
Derivatives not designated as hedging instruments:
Interest rate swaps	400,000	10,025	25,000	3,064
Volatility swaps	2,675	12,198	—	—
Embedded derivative — Modco reinsurance treaties	2,655,134	411,907	2,761,686	279,799
Embedded derivative — GMWB	5,253,961	199,530	3,741,688	157,813
Interest rate futures	893,476	13,970	270,019	1,148
Equity futures	152,364	3,316	189,765	1,454
Currency futures	131,979	1,901	14,348	126
	$9,672,554	$657,874	$7,321,905	$455,710

(1)  These derivatives include the Interest, YRT premium support, and portfolio maintenance agreements between certain of the Company's subsidiaries and PLC.

Gain (Loss) on Derivatives in Cash Flow Relationship

	For The Year Ended December 31,
	2012			2011
	Realized investment gains (losses)	Benefits and settlement expenses	Other comprehensive income (loss)	Realized investment gains (losses)	Benefits and settlement expenses	Other comprehensive income (loss)
	(Dollars In Thousands)
Gain (loss) recognized in other comprehensive income (loss) (effective portion):
Interest rate	$—	$—	$(77)	$—	$—	$(272)
Inflation	—	—	3,067	—	—	2,468
Gain (loss) reclassified from accumulated other comprehensive income (loss) into income (effective portion):
Interest rate	$—	$(2,261)	$—	$—	$(3,581)	$—
Inflation	—	(938)	—	—	(276)	—
Gain (loss) recognized in income (ineffective portion):
Inflation	$(177)	$—	$—	$(359)	$—	$—

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

20.  DERIVATIVE FINANCIAL INSTRUMENTS — (Continued)

Based on the expected cash flows of the underlying hedged items, the Company expects to reclassify $1.7 million out of accumulated other comprehensive income (loss) into earnings during the next twelve months.

Realized investment gains (losses) — derivative financial instruments

	For The Year Ended December 31,
	2012	2011	2010
	(Dollars In Thousands)
Derivatives related to variable annuity contracts:
Interest rate futures — VA	$21,138	$164,221	$(11,778)
Equity futures — VA	(50,797)	(30,061)	(42,258)
Currency futures — VA	(2,763)	2,977	—
Volatility futures — VA	(132)	—	—
Volatility swaps — VA	(11,792)	(239)	(2,433)
Equity options — VA	(37,370)	(15,051)	(1,824)
Interest rate swaptions — VA	(2,260)	—	—
Interest rate swaps — VA	3,264	7,718	—
Credit default swaps — VA	—	(7,851)	—
Embedded derivative — GMWB	(22,120)	(127,537)	(5,728)
Total derivatives related to variable annuity contracts	(102,832)	(5,823)	(64,021)
Embedded derivative — Modco reinsurance treaties	(132,816)	(134,340)	(67,989)
Interest rate swaps	(87)	(11,264)	(8,427)
Interest rate caps	(2,666)	(2,801)	—
Derivatives with PLC(1)	10,664	(300)	(4,800)
Other derivatives	(79)	(477)	799
Total realized gains (losses) — derivatives	$(227,816)	$(155,005)	$(144,438)

(1)  These derivatives include the Interest, YRT premium support, and portfolio maintenance agreements between certain of the Company's subsidiaries and PLC.

From time to time, the Company is required to post and obligated to return collateral related to derivative transactions. As of December 31, 2012, the Company had posted cash and securities (at fair value) as collateral of approximately $34.8 million and $54.9 million, respectively. As of December 31, 2012, the Company received $11.6 million of cash as collateral. The Company does not net the collateral posted or received with the fair value of the derivative financial instruments for reporting purposes.

Realized investment gains (losses) — all other investments

	For The Year Ended December 31,
	2012	2011	2010
	(Dollars In Thousands)
Modco trading portfolio(1)	$177,986	$164,224	$109,399

(1)  The Company elected to include the use of alternate disclosures for trading activities.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

21.  OPERATING SEGMENTS

The Company has several operating segments each having a strategic focus. An operating segment is distinguished by products, channels of distribution, and/or other strategic distinctions. The Company periodically evaluates its operating segments, as prescribed in the ASC Segment Reporting Topic, and makes adjustments to its segment reporting as needed. A brief description of each segment follows.

•  The Life Marketing segment markets UL, variable universal life, bank-owned life insurance ("BOLI"), and level premium term insurance ("traditional") products on a national basis primarily through networks of independent insurance agents and brokers, stockbrokers, and independent marketing organizations.

•  The Acquisitions segment focuses on acquiring, converting, and servicing policies acquired from other companies. The segment's primary focus is on life insurance policies and annuity products that were sold to individuals. The level of the segment's acquisition activity is predicated upon many factors, including available capital, operating capacity, potential return on capital, and market dynamics. Policies acquired through the Acquisitions segment are typically "closed" blocks of business (no new policies are being marketed). Therefore earnings and account values are expected to decline as the result of lapses, deaths, and other terminations of coverage unless new acquisitions are made.

•  The Annuities segment markets fixed and variable annuity products. These products are primarily sold through broker-dealers, financial institutions, and independent agents and brokers.

•  The Stable Value Products segment sells fixed and floating rate funding agreements directly to the trustees of municipal bond proceeds, institutional investors, bank trust departments, and money market funds. The segment also issues funding agreements to the Federal Home Loan Bank ("FHLB"), and markets guaranteed investment contracts ("GICs") to 401(k) and other qualified retirement savings plans. Additionally, the Company has contracts outstanding pursuant to a funding agreement-backed notes program registered with the United States Securities and Exchange Commission (the "SEC") which offered notes to both institutional and retail investors.

•  The Asset Protection segment markets extended service contracts and credit life and disability insurance to protect consumers' investments in automobiles, watercraft, and recreational vehicles. In addition, the segment markets a guaranteed asset protection ("GAP") product. GAP coverage covers the difference between the loan pay-off amount and an asset's actual cash value in the case of a total loss.

•  The Corporate and Other segment primarily consists of net investment income not attributable to the segments above (including the impact of carrying liquidity), expenses not attributable to the segments above, and a trading portfolio that was previously part of a variable interest entity. This segment includes earnings from several non-strategic or runoff lines of business, various investment-related transactions, the operations of several small subsidiaries, and the repurchase of non-recourse funding obligations.

The Company uses the same accounting policies and procedures to measure segment operating income (loss) and assets as it uses to measure consolidated net income and assets. Segment operating income (loss) is income before income tax, excluding net realized investment gains and losses (excluding periodic settlements of derivatives associated with debt and certain investments) net of the related amortization of DAC and VOBA. Operating earnings exclude changes in the GMWB

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

21.  OPERATING SEGMENTS — (Continued)

embedded derivatives (excluding the portion attributed to economic cost), realized and unrealized gains (losses) on derivatives used to hedge the VA product, actual GMWB incurred claims and net of the related amortization of DAC attributed to each of these items.

In the first quarter of 2012, management revised the definition of operating income (loss) as it relates to certain features of our variable annuity contracts and related hedging activities, to better reflect the basis on which the performance of its business is internally assessed. Under the revised definition, the following items have been excluded from operating income for the historical periods presented within the document:

•  Changes in GMWB embedded derivatives related to this rider feature of certain variable annuity products (excluding the portion attributed to economic costs). Economic cost is the long-term expected average cost of providing the product benefit over the life of the policy based on product pricing assumptions. These include assumptions about the economic/market environment, and elective and non-elective policy owner behavior (e.g. lapses, withdrawal timing, mortality, etc.). These features are considered embedded derivatives under ASC 815.

•  Changes in value of certain derivative instruments used to mitigate the risk related to variable annuity contracts.

•  That portion of the change in balance sheet components amortized over estimated gross profit that is attributed to the embedded GMWB derivative and related economic hedges (e.g. DAC amortization).

Prior periods have been revised to conform to the current period presentation for these changes.

Segment operating income (loss) represents the basis on which the performance of the Company's business is internally assessed by management. Premiums and policy fees, other income, benefits and settlement expenses, and amortization of DAC/VOBA are attributed directly to each operating segment. Net investment income is allocated based on directly related assets required for transacting the business of that segment. Realized investment gains (losses) and other operating expenses are allocated to the segments in a manner that most appropriately reflects the operations of that segment. Investments and other assets are allocated based on statutory policy liabilities net of associated statutory policy assets, while DAC/VOBA and goodwill are shown in the segments to which they are attributable.

During the first quarter of 2010, the Company recorded a $7.8 million decrease in reserves related to the final settlement in the runoff Lender's Indemnity line of business within the Asset Protection Division.

During the first quarter of 2011, the Company recorded $8.5 million of pre-tax earnings in the Corporate and Other business segment relating to the settlement of a dispute with respect to certain investments.

There were no significant intersegment transactions during the year ended December 31, 2012, 2011, and 2010.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

21.  OPERATING SEGMENTS — (Continued)

The following tables summarize financial information for the Company's segments:

	For The Year Ended December 31,
	2012	2011	2010
	(Dollars In Thousands)
Revenues
Life Marketing	$1,233,654	$1,193,927	$1,127,924
Acquisitions	1,064,295	982,821	761,344
Annuities	610,489	633,185	500,697
Stable Value Products	123,274	170,455	168,127
Asset Protection	294,146	282,587	269,597
Corporate and Other	130,202	145,610	109,295
Total revenues	$3,456,060	$3,408,585	$2,936,984
Segment Operating Income (Loss)
Life Marketing	$102,114	$96,110	$123,495
Acquisitions	171,060	157,393	111,143
Annuities	117,778	79,373	48,109
Stable Value Products	60,329	56,780	39,207
Asset Protection	9,765	16,892	24,267
Corporate and Other	1,119	6,985	(13,458)
Total segment operating income	462,165	413,533	332,763
Realized investment (losses) gains — investments(1)(3)	188,729	194,866	134,559
Realized investment (losses) gains — derivatives(2)	(191,315)	(133,124)	(134,146)
Income tax expense	(151,043)	(151,519)	(109,865)
Net Income	$308,536	$323,756	$223,311
(1) Realized investment (losses) gains — investments	$174,692	$200,432	$117,056
Less: related amortization of DAC/VOBA	(14,037)	5,566	(17,503)
	$188,729	$194,866	$134,559
(2) Realized investment gains (losses) — derivatives	$(227,816)	$(155,005)	$(144,438)
Less: settlements on certain interest rate swaps	—	—	168
Less: derivative activity related to certain annuities	(36,501)	(21,881)	(10,460)
	$(191,315)	$(133,124)	$(134,146)
Net investment income
Life Marketing	$486,374	$446,014	$387,953
Acquisitions	550,334	529,261	458,703
Annuities	504,342	507,229	482,264
Stable Value Products	128,239	145,150	171,327
Asset Protection	19,698	21,650	23,959
Corporate and Other	100,351	104,140	100,639
Total net investment income	$1,789,338	$1,753,444	$1,624,845
Amortization of DAC and VOBA
Life Marketing	$45,079	$87,461	$47,809
Acquisitions	77,251	75,041	64,410
Annuities	45,319	57,201	76
Stable Value Products	947	4,556	5,430
Asset Protection	22,569	22,607	25,077
Corporate and Other	1,018	2,654	1,694
Total amortization of DAC and VOBA	$192,183	$249,520	$144,496

(3)  Includes credit related other-than-temporary impairments of $58.1 million, $47.3 million, and $41.4 million for the year ended December 31, 2012, 2011, and 2010, respectively.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

21.  OPERATING SEGMENTS — (Continued)

	Operating Segment Assets As of December 31, 2012
	(Dollars In Thousands)
	Life Marketing	Acquisitions	Annuities	Stable Value Products
Investments and other assets	$12,171,384	$11,312,550	$17,649,488	$2,509,160
Deferred policy acquisition costs and value of business acquired	2,001,708	679,746	491,184	1,399
Goodwill	—	35,615	—	—
Total assets	$14,173,092	$12,027,911	$18,140,672	$2,510,559
	Asset Protection	Corporate and Other	Total Adjustments	Consolidated
Investments and other assets	$740,153	$9,446,057	$19,662	$53,848,454
Deferred policy acquisition costs and value of business acquired	50,253	1,066	—	3,225,356
Goodwill	48,158	—	—	83,773
Total assets	$838,564	$9,447,123	$19,662	$57,157,583
	Operating Segment Assets As of December 31, 2011
	(Dollars In Thousands)
	Life Marketing	Acquisitions	Annuities	Stable Value Products
Investments and other assets	$10,885,785	$11,471,856	$14,945,002	$2,767,163
Deferred policy acquisition costs and value of business acquired	1,912,916	824,277	435,462	2,347
Goodwill	—	38,713	—	—
Total assets	$12,798,701	$12,334,846	$15,380,464	$2,769,510
	Asset Protection	Corporate and Other	Adjustments	Total Consolidated
Investments and other assets	$707,181	$7,894,614	$21,491	$48,693,092
Deferred policy acquisition costs and value of business acquired	46,606	1,612	—	3,223,220
Goodwill	48,158	—	—	86,871
Total assets	$801,945	$7,896,226	$21,491	$52,003,183

22.  CONSOLIDATED QUARTERLY RESULTS — UNAUDITED

The Company's unaudited consolidated quarterly operating data for the year ended December 31, 2012 and 2011 is presented below. In the opinion of management, all adjustments (consisting only of normal recurring items) necessary for a fair statement of quarterly results have been reflected in the following data. It is also management's opinion, however, that quarterly operating data for insurance enterprises are not necessarily indicative of results that may be expected in succeeding quarters or

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

22.  CONSOLIDATED QUARTERLY RESULTS — (Continued)

years. In order to obtain a more accurate indication of performance, there should be a review of operating results, changes in shareowner's equity, and cash flows for a period of several quarters.

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(Dollars In Thousands, Except Per Share Amounts)
2012
Premiums and policy fees	$692,398	$707,720	$681,324	$717,948
Reinsurance ceded	(296,295)	(336,119)	(311,862)	(365,821)
Net of reinsurance ceded	396,103	371,601	369,462	352,127
Net investment income	443,532	438,648	446,374	460,784
Realized investment gains (losses)	(13,022)	6,669	(2,686)	(44,085)
Other income	75,142	50,121	51,046	54,244
Total revenues	901,755	867,039	864,196	823,070
Total benefits and expenses	760,687	749,974	757,507	728,313
Income before income tax	141,068	117,065	106,689	94,757
Income tax expense	45,212	35,438	35,778	34,615
Net income	$95,856	$81,627	$70,911	$60,142
2011
Premiums and policy fees	$662,256	$712,472	$693,161	$716,245
Reinsurance ceded	(324,417)	(356,603)	(319,732)	(363,162)
Net of reinsurance ceded	337,839	355,869	373,429	353,083
Net investment income	427,311	434,425	445,928	445,780
Realized investment gains (losses)	(7,986)	19,974	31,880	1,559
Other income	43,863	56,107	47,262	42,262
Total revenues	801,027	866,375	898,499	842,684
Total benefits and expenses	705,685	726,214	775,941	725,470
Income before income tax	95,342	140,161	122,558	117,214
Income tax expense	33,223	48,557	39,579	30,160
Net income	$62,119	$91,604	$82,979	$87,054

23.  SUBSEQUENT EVENTS

The Company has evaluated the effects of events subsequent to December 31, 2012, and through the date we filed our consolidated financial statements with the United States Securities and Exchange Commission. All accounting and disclosure requirements related to subsequent events are included in our consolidated financial statements.

SCHEDULE III — SUPPLEMENTARY INSURANCE INFORMATION

PROTECTIVE LIFE INSURANCE COMPANY AND SUBSIDIARIES

Segment	Deferred Policy Acquisition Costs and Value of Businesses Acquired	Future Policy Benefits and Claims	Unearned Premiums	Stable Value Products, Annuity Contracts and Other Policyholders' Funds	Net Premiums and Policy Fees	Net Investment Income(1)	Benefits and Settlement Expenses	Amortization of Deferred Policy Acquisitions Costs and Value of Businesses Acquired	Other Operating Expenses(1)	Premiums Written(2)
	(Dollars In Thousands)
For The Year Ended December 31, 2012:
Life Marketing	$2,001,708	$12,733,602	$698,862	$277,919	$743,361	$486,374	$1,054,645	$45,079	$31,816	$161
Acquisitions	679,746	7,666,423	8,367	3,514,838	459,835	550,334	716,893	77,251	51,714	29,874
Annuities	491,184	1,102,577	103,316	7,372,471	97,902	504,342	369,622	45,319	100,848	—
Stable Value Products	1,399	—	—	2,510,559	—	128,239	64,790	947	2,174	—
Asset Protection	50,253	51,279	540,766	1,790	168,656	19,698	91,778	22,569	170,034	159,927
Corporate and Other	1,066	72,184	1,561	58,430	19,539	100,351	19,393	1,018	130,591	19,456
Total	$3,225,356	$21,626,065	$1,352,872	$13,736,007	$1,489,293	$1,789,338	$2,317,121	$192,183	$487,177	$209,418
For The Year Ended December 31, 2011:
Life Marketing	$1,912,916	$11,755,841	$589,027	$274,870	$744,819	$446,014	$978,098	$87,461	$32,258	$196
Acquisitions	824,277	7,804,207	6,792	3,669,366	414,823	529,261	662,293	75,041	55,792	22,386
Annuities	435,462	1,175,690	103,314	7,497,370	68,319	507,229	390,788	57,201	84,996	—
Stable Value Products	2,347	—	—	2,769,510	—	145,150	81,256	4,556	2,557	—
Asset Protection	46,606	53,987	517,274	1,645	170,898	21,650	88,257	22,607	154,831	161,387
Corporate and Other	1,612	78,002	1,851	50,113	21,361	104,140	21,528	2,654	131,136	21,107
Total	$3,223,220	$20,867,727	$1,218,258	$14,262,874	$1,420,220	$1,753,444	$2,222,220	$249,520	$461,570	$205,076
For The Year Ended December 31, 2010:
Life Marketing	$1,826,001	$10,910,433	$520,589	$275,325	$736,252	$387,953	$921,765	$47,809	$34,855	$246
Acquisitions	810,681	6,241,033	16,329	3,857,946	246,698	458,703	512,433	64,410	25,559	766
Annuities	368,279	1,231,374	93,609	6,985,784	42,650	482,264	407,455	76	68,106	—
Stable Value Products	6,903	—	—	3,076,233	—	171,327	123,365	5,430	3,325	—
Asset Protection	48,048	63,357	509,273	2,258	178,883	23,959	86,799	25,077	133,454	168,762
Corporate and Other	3,497	84,068	2,125	48,216	24,162	100,639	24,575	1,694	117,621	23,961
Total	$3,063,409	$18,530,265	$1,141,925	$14,245,762	$1,228,645	$1,624,845	$2,076,392	$144,496	$382,920	$193,735

(1)  Allocations of Net Investment Income and Other Operating Expenses are based on a number of assumptions and estimates and results would change if different methods were applied.

(2)  Excludes Life Insurance

SCHEDULE IV — REINSURANCE

PROTECTIVE LIFE INSURANCE COMPANY AND SUBSIDIARIES

	Gross Amount	Ceded to Other Companies	Assumed from Other Companies	Net Amount		Percentage of Amount Assumed to Net
	(Dollars In Thousands)
For The Year Ended December 31, 2012:
Life insurance in-force	$706,415,969	$444,950,866	$30,470,432	$291,935,535		10.4%
Premiums and policy fees:
Life insurance	2,226,614	1,228,444	281,711	1,279,881	(1)	22.0
Accident/health insurance	38,873	12,065	29,413	56,221		52.3
Property and liability insurance	216,014	69,589	6,765	153,190		4.4
Total	$2,481,501	$1,310,098	$317,889	$1,489,292
For The Year Ended December 31, 2011:
Life insurance in-force	$728,670,260	$469,530,487	$32,812,882	$291,952,655		11.2%
Premiums and policy fees:
Life insurance	2,245,359	1,278,273	248,467	1,215,553	(1)	20.4
Accident/health insurance	43,161	14,415	21,719	50,465		43.0
Property and liability insurance	219,267	71,225	6,160	154,202		4.0
Total	$2,507,787	$1,363,913	$276,346	$1,420,220
For The Year Ended December 31, 2010:
Life insurance in-force	$753,518,782	$495,056,077	$18,799,243	$277,261,948		6.8%
Premiums and policy fees:
Life insurance	2,153,318	1,284,504	166,606	1,035,420	(1)	16.1
Accident/health insurance	49,520	17,323	63	32,260		0.2
Property and liability insurance	232,744	78,885	7,106	160,965		4.4
Total	$2,435,582	$1,380,712	$173,775	$1,228,645

(1)  Includes annuity policy fees of $103.8 million, $74.9 million, and $43.4 million for the years ended December 31, 2012, 2011, and 2010, respectively.

SCHEDULE V — VALUATION AND QUALIFYING ACCOUNTS

PROTECTIVE LIFE INSURANCE COMPANY AND SUBSIDIARIES

		Additions
Description	Balance at beginning of period	Charged to costs and expenses	Charges to other accounts	Deductions	Balance at end of period
	(Dollars In Thousands)
2012
Allowance for losses on commercial mortgage loans	$4,975	$6,240	$—	$(8,340)	$2,875
2011
Allowance for losses on commercial mortgage loans	$11,650	$9,603	$—	$(16,278)	$4,975
2010
Allowance for losses on commercial mortgage loans	$1,725	$11,071	$—	$(1,146)	$11,650

PART C

OTHER INFORMATION

Item 24. Financial Statements and Exhibits.

(a)  Financial Statements:

All required financial statements are included in Part A and Part B of this Registration Statement.

(b)  Exhibits:

1.  Resolution of the Board of Directors of Protective Life Insurance Company authorizing establishment of the Protective Life Variable Annuity Separate Account(2)

2.  Not applicable

3.  (a)  Form of Underwriting Agreement among Protective Life Insurance Company, Investment Distributors, Inc. and the Protective Life Variable Annuity Separate Account(2)

(b)  Form of Distribution Agreement between Investment Distributors, Inc. and broker-dealers(2)

4.  (a)  Form of Individual Flexible Premium Deferred Variable and Fixed Annuity Contract(8)

(b)  Form of Group Flexible Premium Deferred Variable and Fixed Annuity Contract(8)

(c)  Participant Certificate for Use with Group Flexible Premium Deferred Variable and Fixed Annuity Contract — All Allocation Options(8)

(d)  Annual Bonus Endorsement(8)

(e)  Waiver of Surrender Charge Endorsement(8)

(f)  Guaranteed Account Endorsement(8)

(g)  Return of Purchase Payments Death Benefit Rider(8)

(h)  Asset-Based Fee Endorsement(8)

(i)  Net Amount at Risk Fee Endorsement(8)

(j)  Minimum Annuitization Value Endorsement(8)

(k)  Annuitization Bonus Endorsement(8)

(l)  Contract Schedule for Individual Contracts(8)

(m)  Maximum Anniversary value Death Benefit Endorsement(11)

(n)  Benefit Based Fee Endorsement(11)

(o)  Form of Guaranteed Lifetime Withdrawal Benefit Rider(14)

(p)  Form of Enhanced GMWB Withdrawal Percentage for Certain Medical Conditions Endorsement(14)

(q)  Lifetime Guaranteed Minimum Withdrawal Benefit Rider with Annual Roll-up(17)

(r)  Nursing Home Endorsement for the Guaranteed Minimum Withdrawal Benefit(18)

(s)  Lifetime GMWB Rider with SecurePay Advantage(20)

(t)  Lifetime Guaranteed Minimum Withdrawal Benefit Rider with Annual Step-Up(20)

5.  Form of Contract Application for Individual Flexible Premium Deferred Variable and Fixed Annuity Contract(8)

6.  (a)  Charter of Protective Life Insurance Company.(1)

(b)  By-Laws of Protective Life Insurance Company.(1)

(c)  2002 Amended and Restated Charter of Protective Life Insurance Company(16)

(d)  2002 Amended and Restated By-Laws of Protective Life Insurance Company(16)

(e)  2011 Amended and Restated Charter of Protective Life Insurance Company(23)

(f)  2011 Amended and Restated Bylaws of Protective Life Insurance Company(23)

7.  Form of Reinsurance Agreement between Protective Life Insurance Company and Connecticut General Life Insurance Company.(4)

8.  (a)  Participation/Distribution Agreement (Protective Investment Company)(2)

(b)  Participation Agreement (Oppenheimer Variable Account Funds)(3)

(c)  Participation Agreement (MFS Variable Insurance Trust)(3)

(d)  Participation Agreement (Calvert Group, formerly Acacia Capital Corporation)(3)

(e)  Participation Agreement (Van Eck Worldwide Insurance Trust)(5)

(f)  Participation Agreement (Van Kampen Life Investment Trust)(6)

(g)  Participation Agreement (Lord Abbett Series Fund)(7)

(h)  Participation Agreement for Class II Shares (Van Kampen)(4)

(i)  Form of Participation Agreement for Service Class Shares (Oppenheimer Variable Account Funds)(4)

(j)  Form of Participation Agreement for Service Class Shares (Universal Institutional Funds, Inc.)(4)

(k)  Form of Amended and Restated Participation Agreement (MFS Variable Insurance Trust)(4)

(l)  Form of Participation Agreement (Goldman Sachs Variable Insurance Trust)(8)

  (i)  Amendment to Participation Agreement re Summary Prospectus (Goldman Sachs Variable Insurance Trust)(22)

(m)  Participation Agreement (Fidelity Variable Insurance Products)(12)

(n)  Participation Agreement (Franklin Templeton Variable Insurance Products Trust)(13)

  (i)  Amendment to Participation Agreement re Summary Prospectus (Franklin Templeton Variable Insurance Products Trust)(22)

(o)  Amended and Restated Participation Agreement (Fidelity Variable Insurance Products)(13)

(p)  Rule 22c-2 Shareholder Information Agreement (Calvert Group)(16)

(q)  Rule 22c-2 Shareholder Information Agreement (Fidelity Variable Insurance Products)(16)

(r)  Rule 22c-2 Shareholder Information Agreement (Franklin Templeton Variable Insurance Products Trust)(16)

(s)  Rule 22c-2 Shareholder Information Agreement (Goldman Sachs Variable Insurance Trust)(16)

(t)  Rule 22c-2 Shareholder Information Agreement (Lord Abbett Series Fund)(16)

(u)  Rule 22c-2 Shareholder Information Agreement (MFS Variable Insurance Trust)(16)

(v)  Rule 22c-2 Shareholder Information Agreement (Oppenheimer Variable Account Funds)(16)

(w)  Rule 22c-2 Shareholder Information Agreement (Universal Institutional Funds, Inc.)(16)

(x)  Rule 22c-2 Shareholder Information Agreement (Van Kampen Life Investment Trust)(16)

(y)  Form of Rule 22c-2 Agreement (Van Eck Worldwide Insurance Trust)(16)

(z)  Participation Agreement (American Funds Insurance Series)(19)

(aa)  Rule 22c-2 Shareholder Information Agreement (American Funds Insurance Series)(19)

(bb)  Participation Agreement (Legg Mason)(21)

(cc)  Participation Agreement (Royce Capital)(21)

(dd)  Participation Agreement (PIMCO)(21)

  (i)   Form of Novation of and Amendment to Participation Agreement (PIMCO Variable Insurance Trust)(22)

  (ii)  Form of Amendment to Participation Agreement re Summary Prospectuses (PIMCO Variable Insurance Trust)(22)

(ee)  Rule 22c-2 Information Sharing Agreement (Royce)(21)

(ff)  Participation Agreement (AIM Variable Insurance Funds (Invesco Variable Insurance Funds))(22)

9.  Opinion and Consent of Steve M. Callaway, Esq.(9)

10.  (a)  Consent of Sutherland Asbill & Brennan LLP

(b)  Consent of PricewaterhouseCoopers LLP

11.  No financial statements will be omitted from Item 23

12.  Not applicable

13.  Not applicable

14.  Powers of attorney

(1)  Incorporated herein by reference to the initial filing of the Form N-4 Registration Statement, (File No. 33-70984) filed with the Commission on October 28, 1993.

(2)  Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement, (File No. 33-70984) filed with the Commission on February 23, 1994.

(3)  Incorporated herein by reference to Post-Effective Amendment No. 5 to the Form N-4 Registration Statement, (File No. 33-70984) filed with the Commission on April 30, 1997.

(4)  Incorporated herein by reference to Post-Effective Amendment No. 47 to the Form N-4 Registration Statement, (File No. 333-94047), filed with the Commission on April 30, 2003.

(5)  Incorporated herein by reference to Pre-Effective Amendment Number 1 to the Form N-4 Registration Statement, (File No. 333-60149) filed with the Commission on October 26, 1998.

(6)  Incorporated herein by reference to Post-Effective Amendment No. 9 to the Form N-4 Registration Statement, (File No. 33-70984) filed with the Commission on April 20, 2000.

(7)  Incorporated herein by reference to Post-Effective Amendment No. 3 to the Form N-4 Registration Statement (File No. 333-94047), filed with the Commission on April 25, 2002.

(8)  Incorporated herein by reference to the initial Registration Statement on Form N-4 (File No. 333-112892), filed with the Commission on February 17, 2004.

(9)  Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-112892), filed with the Commission on May 3, 2004.

(10)  Incorporated herein by reference to the Post-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-112892), filed with the Commission on April 20, 2005.

(11)  Incorporated herein by reference to the initial filing of the Form N-4 Registration Statement (File No. 333-115212), filed with the Commission on May 6, 2004.

(12)  Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-107331), filed with the Commission on November 26, 2003.

(13)  Incorporated herein by reference to Post-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-116813), filed with the Commission on April 28, 2006.

(14)  Incorporated herein by reference to Post-Effective Amendment No. 4 to the Form N-4 Registration Statement (File No. 333-116813), filed with the Commission on March 2, 2007.

(15)  Incorporated herein by reference to Post-Effective Amendment No.7 to the Form N-4 Registration Statement (File No.333-112892), filed with the Commission on March 2, 2007.

(16)  Incorporated herein by reference to Post-Effective Amendment No.17 to the Form N-4 Registration Statement (File No. 33-70984), filed with the Commission on April 27, 2007.

(17)  Incorporated herein by reference to Post-Effective Amendment No. 7 to the Form N-4 Registration Statement (File No. 333-115212), filed with the Commission on January 3, 2008.

(18)  Incorporated herein by reference to Post-Effective Amendment No. 10 to the Form N-4 Registration Statement (File No. 333-113070), filed with the Commission on February 29, 2008.

(19)  Incorporated herein by reference to Post-Effective Amendment No. 11 to the Form N-4 Registration Statement (File No. 333-113070), filed with the Commission on April 30, 2008.

(20)  Incorporated herein by reference to Post-Effective Amendment No. 11 to the Form N-4 Registration Statement (File No. 333-112892), filed with the Commission on April 29, 2009.

(21)  Incorporated herein by reference to Post-Effective Amendment No. 15 to the Form N-4 Registration Statement (File No. 333-113070), filed with the Commission on October 28, 2009.

(22)  Incorporated herein by reference to Post Effective Amendment No. 19 to the Form N-4 Registration Statement (File No. 333-113070), filed with the Commission on April 25, 2011.

(23)  Incorporated herein by reference to Post-Effective Amendment No. 8 to the Form N-4 Registration Statement (File No. 333-153041), filed with the Commission on September 16, 2011.

Item 25. Directors and Officers of Depositor.

Name and Principal Business Address	Position and Offices with Depositor
John D. Johns	Chairman of the Board, Chief Executive Officer, President, and Director
Richard J. Bielen	Vice Chairman and Chief Financial Officer and Director
Carl S. Thigpen	Executive Vice President, Chief Investment Officer
Deborah J. Long	Executive Vice President, General Counsel and Secretary
Carolyn M. Johnson	Executive Vice President, Chief Operations Officer, Director
Michael G. Temple	Executive Vice President and Chief Risk Officer
John Sawyer	Senior Vice President and Chief Distribution Officer
Carolyn King	Senior Vice President, Acquisitions and Corporate Development
John F. Simon	Senior Vice President and Chief Product Actuary
Lance Black	Senior Vice President and Treasurer
Scott M. Karchunas	Senior Vice President, Asset Protection Division
Wayne E. Stuenkel	Senior Vice President and Chief Actuary
Judy Wilson	Senior Vice President, Stable Value Products
Steven G. Walker	Senior Vice President, Controller and Chief Accounting Officer
Phil Passafiume	Senior Vice President and Director, Fixed Income
Nancy Kane	Senior Vice President and Senior Associate Counsel
Robert R. Bedwell, III	Senior Vice President, Mortgage Loans
Frank Sottosanti	Senior Vice President and Chief Marketing Officer
Mark Cyphert	Senior Vice President and Chief Information and Operations Officer
Stephane Goyer	Senior Vice President and Head of Insurance Risk
Richard Kurtz	Senior Vice President, Dealer Sales, APD
Jeffrey Marsh	Senior Vice President, Life Sales

*  Unless otherwise indicated, principal business address is 2801 Highway 280 South, Birmingham, Alabama 35223.

Item 26. Persons Controlled by or Under Common Control With the Depositor and Registrant.

The registrant is a segregated asset account of the Company and is therefore owned and controlled by the Company. All of the Company's outstanding voting common stock is owned by Protective Life Corporation. Protective Life Corporation is described more fully in the prospectus included in this registration statement. Various companies and other entities controlled by Protective Life Corporation may therefore be considered to be under common control with the registrant or the Company. Such other companies and entities, together with the identity of their controlling persons (where applicable), are set forth in Exhibit 21 to Form 10-K of Protective Life Corporation for the fiscal year ended December 31, 2012 (File No. 1-11339) filed with the Commission on February 28, 2013.

Item 27. Number of Contractowners.

As of March 31, 2013, there were 29,723 contract owners of Protective Values individual and group flexible premium deferred variable and fixed annuity contracts offered by Registrant.

Item 28. Indemnification of Directors and Officers.

Article XI of the By-laws of Protective Life provides, in substance, that any of Protective Life's directors and officers, who is a party or is threatened to be made a party to any action, suit or proceeding, other than an action by or in the right of Protective Life, by reason of the fact that he is or was an officer or director, shall be indemnified by Protective Life against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such claim, action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of Protective Life and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. If the claim, action or suit is or was by or in the right of Protective Life to procure a judgment in its favor, such person shall be indemnified by Protective Life against expenses (including attorneys' fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of Protective Life, except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to Protective Life unless and only to the extent that the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which such court shall deem proper. To the extent that a director or officer has been successful on the merits or otherwise in defense of any such action, suit or proceeding, or in defense of any claim, issue or matter therein, he shall be indemnified by Protective Life against expenses (including attorneys' fees) actually and reasonably incurred by him in connection therewith, not withstanding that he has not been successful on any other claim issue or matter in any such action, suit or proceeding. Unless ordered by a court, indemnification shall be made by Protective Life only as authorized in the specific case upon a determination that indemnification of the officer or director is proper in the circumstances because he has met the applicable standard of conduct Such determination shall be made (a) by the Board of Directors by a majority vote of a quorum consisting of directors who were not parties to, or who have been successful on the merits or otherwise with respect to, such claim action, suit or proceeding, or (b) if such a quorum is not obtainable, or, even if obtainable a quorum of disinterested directors so directs, by independent legal counsel in a written opinion or (c) by the shareholders.

In addition, the executive officers and directors are insured by PLC's Directors' and Officers' Liability Insurance Policy including Company Reimbursement and are indemnified by a written contract with PLC which supplements such coverage.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter.

(a)  Investment Distributors, Inc. ("IDI") is the principal underwriter of the Contracts as defined in the Investment Company Act of 1940. IDI is also principal underwriter for the Protective Variable Life Separate Account and Variable Annuity Account A of Protective Life.

(b)  The following information is furnished with respect to the officers and directors of Investment Distributors, Inc.

Name and Principal Business Address*	Position and Offices	Position and Offices with Registrant
Edwin V. Caldwell Barry K. Brown Steve M. Callaway Julena Johnson Carol Majewski Letitia Morsch Lawrence Debnar Joseph F. Gilmer	President and Director

Assistant Secretary

Chief Compliance Officer, Secretary and Director
Assistant Compliance Officer
Assistant Compliance Officer
Assistant Secretary

Assistant Financial Officer

Chief Financial Officer and
Director	Vice President New Business
Operation, Life and Annuity
Division
Second Vice President, LLC
Commissions
None

Senior Compliance Analyst II
Director II, Compliance Officer
Second Vice President, Annuity
and VUL Administration
Vice President, Financial
Reporting
Assistant Vice President, Annuity
Financial Reporting

*  Unless otherwise indicated, principal business address is 2801 Highway 280 South, Birmingham, Alabama, 35223.

(c)  The following commissions were received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts and Commissions	(3) Compensation on Redemption	(4) Brokerage Commissions	(5) Other Compensation
Investment Distributors, Inc.	N/A	None	N/A	N/A

Item 30. Location of Accounts and Records.

All accounts and records required to be maintained by Section 31(c) of the Investment Company Act of 1940 and the rules thereunder are maintained by Protective Life Insurance Company at 2801 Highway 280 South, Birmingham, Alabama 35223.

Item 31. Management Services.

All management contracts are discussed in Part A or Part B.

Item 32. Undertakings.

(a)  Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payments under the variable annuity contracts may be accepted.

(b)  Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c)  Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

(d)  The Company represents that in connection with its offering of the Contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

(e)  Protective Life hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Protective Life.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant of this Registration Statement certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this amendment to the Registration Statement on Form N-4 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Birmingham, State of Alabama, on April 26, 2013.

  PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

By:  *

  John D. Johns, President
  Protective Life Insurance Company

  PROTECTIVE LIFE INSURANCE COMPANY

By:  *

  John D. Johns, President
  Protective Life Insurance Company

As required by the Securities Act of 1933, this amendment to the Registration Statement on Form N-4 has been signed by the following persons in the capacities and on the dates indicated:

Signature	Title	Date
* John D. Johns	Chairman of the Board, President and Director (Principal Executive Officer)	April 26, 2013
* Richard J. Bielen	Vice Chairman, Chief Financial Officer and Director (Principal Financial Officer)	April 26, 2013
* Steven G. Walker	Senior Vice President, Controller and Chief Accounting Officer (Principal Accounting Officer)	April 26, 2013
* Carolyn Johnson	Director	April 26, 2013
*BY: /S/ MAX BERUEFFY Max Berueffy Attorney-in-Fact		April 26, 2013

Exhibit Index

10.(a)  Consent of Sutherland Asbill & Brennan LLP

10.(b)  Consent of PricewaterhouseCoopers, LLP

14.    Powers of Attorney